    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2012

                                                 FILE NOS. 333-31172; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 45                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 283                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                6610 WEST BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -----------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2012 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1154 4/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2012, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials. This contract (RetireReady/SM/ Choice) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):


Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. International Growth Fund -- Series II shares

Invesco Van Kampen V.I. American Franchise Fund -- Series I shares (formerly,
  Invesco V.I. Capital Appreciation Fund -- Series I shares)
Invesco Van Kampen V.I. Comstock Fund -- Series II shares

Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:

Columbia Variable Portfolio -- Marsico Growth Fund --
   Class 1 (formerly, Columbia Marsico Growth Fund, Variable Series -- Class A) Columbia Variable Portfolio -- Marsico International Opportunities Fund --
  Class 2 (formerly, Columbia Marsico International Opportunities Fund, Variable Series -- Class B)


EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2

VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Money Market Fund
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares



JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares


PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

WELLS FARGO VARIABLE TRUST:

Wells Fargo Advantage VT Omega Growth Fund -- Class 2


THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PURCHASE PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
Overseas Portfolio -- Service Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco Van Kampen V.I. American Franchise Fund --
   Series II shares (formerly, Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares)


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER SEPTEMBER 8, 2008:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco Van Kampen V.I. Value Opportunities Fund --
   Series II shares (formerly, Invesco V.I. Basic Value Fund -- Series II shares)


BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE INVESTMENTS FUNDS, INC:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Trust Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2012, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS................................................  7

FEE TABLES................................................. 10
   Examples................................................ 17

SYNOPSIS................................................... 19

CONDENSED FINANCIAL INFORMATION............................ 22

THE COMPANY................................................ 23

FINANCIAL CONDITION OF THE COMPANY......................... 23

THE SEPARATE ACCOUNT....................................... 24
   The Portfolios.......................................... 24
   Subaccounts............................................. 26
   Voting Rights........................................... 34
   Asset Allocation Program................................ 34

THE GUARANTEE ACCOUNT...................................... 43

CHARGES AND OTHER DEDUCTIONS............................... 44
   Transaction Expenses.................................... 44
       Surrender Charge.................................... 44
       Exceptions to the Surrender Charge.................. 45
   Deductions from the Separate Account.................... 45
   Charges for the Living Benefit Rider Options............ 45
   Charges for the Death Benefit Rider Options............. 49
   Other Charges........................................... 50

THE CONTRACT............................................... 50
   Purchase of the Contract................................ 50
   Ownership............................................... 51
   Assignment.............................................. 51
   Purchase Payments....................................... 52
   Valuation Day and Valuation Period...................... 52
   Allocation of Purchase Payments......................... 52
   Valuation of Accumulation Units......................... 53

TRANSFERS.................................................. 53
   Transfers Before the Annuity Commencement Date.......... 53
   Transfers from the Guarantee Account to the Subaccounts. 54
   Transfers from the Subaccounts to the Guarantee Account. 54
   Transfers Among the Subaccounts......................... 54
   Telephone/Internet Transactions......................... 55
   Confirmation of Transactions............................ 55
   Special Note on Reliability............................. 55
   Transfers by Third Parties.............................. 56
   Special Note on Frequent Transfers...................... 56
   Dollar Cost Averaging Program........................... 57
   Defined Dollar Cost Averaging Program................... 58
   Portfolio Rebalancing Program........................... 59
   Guarantee Account Interest Sweep Program................ 59

SURRENDERS AND PARTIAL WITHDRAWALS........................................  60
   Surrenders and Partial Withdrawals.....................................  60
   Restrictions on Distributions from Certain Contracts...................  61
   Systematic Withdrawal Program..........................................  62
   Guaranteed Minimum Withdrawal Benefit Rider Options....................  63
       Lifetime Income Plus Solution......................................  63
       Lifetime Income Plus 2008..........................................  75
       Lifetime Income Plus 2007..........................................  87
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the date of state insurance
         department approval).............................................  95
       Lifetime Income Plus (for contracts issued prior to May 1,
         2006, or prior to the date of state insurance department
         approval)........................................................ 102
       Guaranteed Withdrawal Advantage.................................... 108
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit Rider Options............................................ 112
   Annuity Cross Funding Program.......................................... 113

DEATH OF OWNER AND/OR ANNUITANT........................................... 114
   Distribution Provisions Upon Death of Owner or Joint Owner............. 114
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date.................................................... 115
   Basic Death Benefit.................................................... 115
   Annual Step-Up Death Benefit Rider Option.............................. 115
   5% Rollup Death Benefit Rider Option................................... 116
   Earnings Protector Death Benefit Rider Option.......................... 117
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option........................................... 118
   Termination of Death Benefit Rider Options When Contract Assigned
     or Sold.............................................................. 118
   How to Claim Proceeds and/or Death Benefit Payments.................... 118
   Distribution Rules..................................................... 121

INCOME PAYMENTS........................................................... 121
   Income Payments and the Annuity Commencement Date...................... 121
   Optional Payment Plans................................................. 123
   Variable Income Payments............................................... 124
   Transfers After the Annuity Commencement Date.......................... 124
   Guaranteed Income Advantage............................................ 125
   Payment Protection Rider Options....................................... 132
       Payment Optimizer Plus............................................. 132
       Principal Protection Advantage..................................... 141

TAX MATTERS............................................................... 147
   Introduction........................................................... 147
   Taxation of Non-Qualified Contracts.................................... 147
   Section 1035 Exchanges................................................. 150
   Qualified Retirement Plans............................................. 151
   Federal Income Tax Withholding......................................... 155
   State Income Tax Withholding........................................... 155
   Tax Status of the Company.............................................. 155
   Federal Estate, Gift and Generation-Skipping Transfer Taxes............ 155
   Federal Defense of Marriage Act........................................ 156
   Annuity Purchases by Residents of Puerto Rico.......................... 156
   Annuity Purchases by Nonresident Aliens and Foreign Corporations....... 156
   Foreign Tax Credits.................................................... 156
   Changes in the Law..................................................... 156


REQUESTING PAYMENTS................................................... 156

SALE OF THE CONTRACTS................................................. 157

ADDITIONAL INFORMATION................................................ 158
   Owner Questions.................................................... 158
   Return Privilege................................................... 158
   State Regulation................................................... 158
   Evidence of Death, Age, Gender, Marital Status or Survival......... 159
   Records and Reports................................................ 159
   Other Information.................................................. 159
   Exemption to File Periodic Report.................................. 159
   Legal Proceedings.................................................. 159

APPENDIX A -- EXAMPLES OF THE AVAILABLE DEATH BENEFITS................ A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION......................... B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

FUNDING ANNUITY -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS SUBACCOUNT -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

GROSS WITHDRAWAL -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

GUARANTEED INCOME ADVANTAGE -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

GUARANTEED WITHDRAWAL ADVANTAGE -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME START DATE -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

INCOME START VALUE -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PAYMENT PROTECTION PLAN -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

PRINCIPAL PROTECTION ADVANTAGE -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under Lifetime Income Plus or Lifetime Income Plus 2007.

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge as
 payments partially withdrawn or surrendered)      Years Since We Received a Percentage of the
                                                   the Purchase Payment    Purchase Payment Partially
                                                                           Withdrawn or
                                                                           Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3/
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
--------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                                           1.45%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2/ (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                  0.50%                        1.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2,9/
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base        2.00% of benefit base
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                                                 Current Charge/10/          Maximum Charge/3,10/
                                                             ---------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                                0.95% of benefit base        2.00% of benefit base
----------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
 Death Benefit -- Annuitant
Age 45-70
 Single or Joint Annuitant Contract                           0.95% of benefit base PLUS   2.00% of benefit base PLUS
                                                             0.20% of value of Principal  0.50% of value of Principal
                                                                Protection Death Benefit     Protection Death Benefit
----------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
 Death Benefit -- Annuitant
Age 71-85
 Single or Joint Annuitant Contract                           0.95% of benefit base PLUS   2.00% of benefit base PLUS
                                                             0.50% of value of Principal  0.50% of value of Principal
                                                                Protection Death Benefit     Protection Death Benefit
----------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS/11/ (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE TIME THE
 CHARGE IS TAKEN)/12/
----------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge             Maximum Charge/3/
                                                             ---------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                               0.20%                        0.20%
----------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                    0.30%                        0.30%
----------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                           0.30%                        0.30%
----------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5%
 Rollup Death Benefit Rider Option                                      0.70%                        0.70%
----------------------------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/6/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                                                                              Current Charge
                                                                                        ----------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                          0.85% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 45-70
  Single or Joint Annuitant Contract                                                     0.85% of benefit base PLUS
                                                                                        0.15% of value of Principal
                                                                                           Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 71-85
  Single or Joint Annuitant Contract                                                     0.85% of benefit base PLUS
                                                                                        0.40% of value of Principal
                                                                                           Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                                              Maximum Charge
                                                                                        ---------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                          2.00% of benefit base
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 45-70
  Single or Joint Annuitant Contract                                                     2.00% of benefit base PLUS
                                                                                        0.50% of value of Principal
                                                                                           Protection Death Benefit
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 71-85
  Single or Joint Annuitant Contract                                                     2.00% of benefit base PLUS
                                                                                        0.50% of value of Principal
                                                                                           Protection Death Benefit
-------------------------------------------------------------------------------------------------------------------

/11/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/12/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY
 NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                    1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                        0.15%
---------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTION/2/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY
 NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3 /
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus                         0.60%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS/4/ (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT
 THE TIME THE CHARGE IS TAKEN)/5/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/6/                                 2.65%            3.65%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY
 NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY
 NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE
 TIME THE CHARGE IS TAKEN)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5 /     0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/6/                                 2.65%            3.15%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.45%   2.32%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2011, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2006, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,221      $2,593      $3,902       $7,146


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $576       $1,969      $3,381       $7,005


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $692       $2,090      $3,507       $7,146


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF APRIL 29, 2005, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2006, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,157      $2,367      $3,463       $5,900


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $575       $1,801      $2,997       $5,856


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $624       $1,850      $3,044       $5,900


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO APRIL 29, 2005, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,113      $2,246      $3,276       $5,581


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $478       $1,621      $2,747       $5,488


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $578       $1,720      $2,845       $5,581


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.


HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments --Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that which also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE UNDER THIS CONTRACT? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal
Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the

GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income
Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR

EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                                                                                                    ADVISER (AND SUB-ADVISER(S),
                         SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE                 AS APPLICABLE)
                         --------------------------------------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.           Invesco Advisers, Inc.
INSURANCE FUNDS          SERIES I SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                         --------------------------------------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH   Long-term growth of capital.           Invesco Advisers, Inc.
                         FUND -- SERIES II SHARES
                         --------------------------------------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.             To seek capital growth.                Invesco Advisers, Inc.
                         AMERICAN FRANCHISE FUND --
                         SERIES I SHARES (FORMERLY, INVESCO
                         V.I. CAPITAL APPRECIATION FUND --
                         SERIES I SHARES)
                         --------------------------------------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.             Seeks capital growth and income        Invesco Advisers, Inc.
                         COMSTOCK FUND -- SERIES II SHARES   through investments in equity
                                                             securities, including common stocks,
                                                             preferred stocks and securities
                                                             convertible into common and preferred
                                                             stocks.
                         --------------------------------------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I. EQUITY      Seeks both capital appreciation and    Invesco Advisers, Inc.
                         AND INCOME FUND -- SERIES II        current income.
                         SHARES
                         --------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return         AllianceBernstein, L.P.
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
SERIES FUND, INC.        CLASS B                             determination of reasonable risk.
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.           AllianceBernstein, L.P.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.           AllianceBernstein, L.P.
                         INCOME PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.           AllianceBernstein, L.P.
                         VALUE PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.           AllianceBernstein, L.P.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.           AllianceBernstein, L.P.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --     The fund pursues long-term total       American Century Investment
VARIABLE PORTFOLIOS II,  CLASS II                            return using a strategy that seeks to  Management, Inc.
INC.                                                         protect against U.S. inflation.
                         --------------------------------------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK BASIC VALUE V.I. FUND    Seeks capital appreciation, and
SERIES FUNDS, INC.     -- CLASS III SHARES                secondarily, income.

                       -----------------------------------------------------------------------------
                       BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                       FUND -- CLASS III SHARES


                       -----------------------------------------------------------------------------
                       BLACKROCK VALUE OPPORTUNITIES      Seeks long-term growth of capital.
                       V.I. FUND -- CLASS III SHARES

                       -----------------------------------------------------------------------------
COLUMBIA FUNDS         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
VARIABLE INSURANCE     MARSICO GROWTH FUND -- CLASS 1     capital.
TRUST I                (FORMERLY, COLUMBIA MARSICO
                       GROWTH FUND, VARIABLE SERIES --
                       CLASS A)
                       -----------------------------------------------------------------------------
                       COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                       MARSICO INTERNATIONAL              capital.
                       OPPORTUNITIES FUND -- CLASS 2
                       (FORMERLY, COLUMBIA MARSICO
                       INTERNATIONAL OPPORTUNITIES FUND,
                       VARIABLE SERIES -- CLASS B)
                       -----------------------------------------------------------------------------
EATON VANCE VARIABLE   VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                     income.
                       -----------------------------------------------------------------------------
FEDERATED INSURANCE    FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                 FUND II -- SERVICE SHARES          investing in a diversified portfolio of
                                                          high yield, lower-rated corporate
                                                          bonds, commonly referred to as "junk
                                                          bonds."
                       -----------------------------------------------------------------------------
                       FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                       SERVICE SHARES


                       -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS     CLASS 2                            consistent with reasonable risk.
FUND










                       -----------------------------------------------------------------------------
                       VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                       SERVICE CLASS 2

                       -----------------------------------------------------------------------------
                       VIP DYNAMIC CAPITAL APPRECIATION   Seeks capital appreciation.
                       PORTFOLIO -- SERVICE CLASS 2

                       -----------------------------------------------------------------------------
                       VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                       SERVICE CLASS 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the S&P 500(R) Index.
                       -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks capital appreciation, and           BlackRock Advisors, LLC
secondarily, income.                      (subadvised by BlackRock
                    Investment Management, LLC)
------------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock International Limited)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
 Marsico Capital Management, LLC)


------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)



------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds, commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                    Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
                    VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                    -- SERVICE CLASS 2                 combination of current income and
                                                       capital appreciation.
                    ------------------------------------------------------------------------------
                    VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                    PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE  CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ------------------------------------------------------------------------------
                    MONEY MARKET FUND/1/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and the maintenance of
                                                       liquidity.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                    SHARES






                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND/2/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.



                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc., (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C., (for small-cap equity
                                           investments only))
------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- SERVICE       Seeks long-term capital growth,
                       SHARES                              consistent with preservation of capital
                                                           and balanced by current income.
                       -------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES   A non-diversified portfolio/1/ that seeks
                                                           long-term growth of capital.
                       -------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                       SERVICE CLASS SHARES                seek total return.
                       -------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                       CLASS SHARES                        seek total return.
                       -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED FUND/VA        The fund seeks a high total investment
ACCOUNT FUNDS          -- SERVICE SHARES                   return, which includes current income
                                                           and capital appreciation.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                 The fund seeks capital appreciation by
                       APPRECIATION FUND/VA -- SERVICE     investing in securities of well-known
                       SHARES                              established companies.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES       The fund seeks long-term capital
                       FUND/VA -- SERVICE SHARES           appreciation by investing a substantial
                                                           portion of its assets in securities of
                                                           foreign issuers, "growth-type"
                                                           companies, cyclical industries and
                                                           special situations that are considered to
                                                           have appreciation possibilities.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET FUND/       The fund seeks high total return.
                       VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL-      The fund seeks capital appreciation.
                       & MID- CAP FUND(R)/VA - SERVICE
                       SHARES
                       -------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR      Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                        with preservation of real capital and
                                                           prudent investment management.
                       -------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --             Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT           Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS   consistent with preservation of capital
                       SHARES                              and prudent investment management.
                       -------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --           Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --           Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II      Seeks long-term growth of capital.
FUND                   SHARES

                       -------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
------------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation.
------------------------------------------------------------------------------
The fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known
established companies.
------------------------------------------------------------------------------
The fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth-type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
------------------------------------------------------------------------------
The fund seeks high total return.          OppenheimerFunds, Inc.

------------------------------------------------------------------------------
The fund seeks capital appreciation.       OppenheimerFunds, Inc.


------------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                               ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                  AS APPLICABLE)
                      ---------------------------------------------------------------------------------------------------------
                      JENNISON 20/20 FOCUS PORTFOLIO -- Seeks long-term growth of capital.  Prudential Investments LLC
                      CLASS II SHARES                                                       (subadvised by Jennison Associates
                                                                                            LLC)
                      ---------------------------------------------------------------------------------------------------------
                      NATURAL RESOURCES PORTFOLIO --    Seeks long-term growth of capital.  Prudential Investments LLC
                      CLASS II SHARES                                                       (subadvised by Jennison Associates
                                                                                            LLC)
                      ---------------------------------------------------------------------------------------------------------
Wells Fargo Variable  WELLS FARGO ADVANTAGE VT OMEGA    The fund seeks long-term capital    Wells Fargo Funds Management,
Trust                 GROWTH FUND - CLASS 2             appreciation.                       LLC (sub-advised by Wells Capital
                                                                                            Management Incorporated)
                      ---------------------------------------------------------------------------------------------------------


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   OVERSEAS PORTFOLIO --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     SERVICE SHARES
                    ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                        SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP ASSET MANAGER/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      PORTFOLIOS --                  reduced risk over the long term by
FUND                    SERVICE CLASS 2                allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE    Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES           seek capital appreciation.
                        -----------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:



                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO VAN KAMPEN V.I.              to seek capital growth.
FUNDS (INVESCO VARIABLE  AMERICAN FRANCHISE FUND --
INSURANCE FUNDS)         SERIES II SHARES (FORMERLY, INVESCO
                         VAN KAMPEN V.I. CAPITAL GROWTH
                         FUND -- SERIES II SHARES)
                         ----------------------------------------------------------------------------
LEGG MASON PARTNERS      LEGG MASON CLEARBRIDGE VARIABLE      Seeks a high level of current income.
VARIABLE EQUITY TRUST    EQUITY INCOME BUILDER PORTFOLIO      Long-term capital appreciation is a
                         -- CLASS II                          secondary objective.
                         ----------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Advisors, LLC)
-------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:



                       SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I. VALUE    Long-term growth of capital.
INSURANCE FUNDS/ /     OPPORTUNITIES FUND -- SERIES II
(INVESCO VARIABLE      SHARES (FORMERLY, INVESCO V.I.
INSURANCE FUNDS)       BASIC VALUE FUND -- SERIES II
                       SHARES)
                       --------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH V.I.  Seeks long-term capital growth.
SERIES FUNDS, INC.     FUND -- CLASS III SHARES

                       --------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES    Seeks maximum income consistent
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                       --------------------------------------------------------------------------
                       MID-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital and
                       SHARES/1/                        future income.
                       --------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY            Seeks long-term growth of capital and
                       FUND -- CLASS 1 SHARES           future income rather than current
                                                        income.
                       --------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/2/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        the S&P 500(R) Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE  Seeks capital appreciation.
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --
                       CLASS II
                       --------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE  Seeks long-term capital growth.
                       FUNDAMENTAL ALL CAP VALUE        Current income is a secondary
                       PORTFOLIO -- CLASS I             consideration.
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST           The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES   seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP     The fund seeks capital appreciation by
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE        investing in "growth type" companies.
                       SHARES
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) FUND/3/            Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                       --------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.




---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
 (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
         Advisors, LLC)
---------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Advisors, LLC)
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
The fund seeks capital appreciation by   OppenheimerFunds, Inc.
investing in "growth type" companies.

---------------------------------------------------------------------------
Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------


                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /3/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                   ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                    --------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES  Seeks to maximize income while       Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES      maintaining prospects for capital
PRODUCTS TRUST                                  appreciation. The fund normally
                                                invests in both equity and debt
                                                securities.
                    --------------------------------------------------------------------------------------------

                                                                            ADVISER (AND SUB-ADVISER(S),
  SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
  ---------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
  FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
  SHARES/1/                         normally invests equal portions in
                                    Class 1 shares of Franklin Income
                                    Securities Fund; Mutual Shares
                                    Securities Fund; and Templeton
                                    Growth Securities Fund.
  ---------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to

COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.



PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


  Eaton Vance Variable Trust:
   VT Floating-Rate Income Fund

  GE Investments Funds, Inc.:
   Total Return Fund -- Class 1 Shares
   Total Return Fund -- Class 3 Shares



  PIMCO Variable Insurance Trust:
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   Long-Term U.S. Government Portfolio --Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares

  The Prudential Series Fund:
   Jennison Portfolio -- Class II
   Jennison 20/20 Portfolio -- Class II
   Natural Resources Portfolio -- Class II.

  Wells Fargo Variable Trust:

   Wells Fargo Advantage VT Omega Growth Fund - Class 2


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.


  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.


After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.


In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.



BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation
Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  BUILD YOUR OWN
                              ASSET ALLOCATION MODEL
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares                 1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Securities
                              Fund/VA -- Service Shares         1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2
                              (formerly, Columbia Marsico
                              International Opportunities
                              Fund, Variable Series --
                              Class B)                          1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        2%      4%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    1%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          19%     14%      9%      4%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


                     CORE ASSET CLASS                               SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                      (20% TO 80%)                                        (0% TO 20%)                      (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                     Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B    AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares          Portfolio -- Class B                    PIMCO VIT Long-Term U.S.
BlackRock Global Allocation V.I. Fund -- Class III Shares   AllanceBernstein Small Cap Growth         Government Portfolio --
Columbia Variable Portfolio -- Marsico Growth Fund --        Portfolio -- Class B                     Administrative Class
 Class 1 (formerly, Columbia Marsico Growth Fund,           American Century VP Inflation             Shares
 Variable Series -- Class A)                                 Protection Fund -- Class II             PIMCO VIT Low Duration
Fidelity VIP Balanced Portfolio -- Service Class 2          BlackRock Value Opportunities V.I. Fund   Portfolio --
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2      -- Class III Shares                      Administrative Class
Fidelity VIP Equity-Income Portfolio -- Service Class 2     Columbia Variable Portfolio -- Marsico    Shares
Fidelity VIP Growth & Income Portfolio -- Service Class 2    International Opportunities Fund --     PIMCO VIT Total Return
Franklin Templeton VIP Mutual Shares Securities Fund --      Class 2 (formerly, Columbia Marsico      Portfolio --
 Class 2 Shares                                              International Opportunities Fund,        Administrative Class
Franklin Templeton VIP Templeton Growth Securities           Variable Series -- Class B)              Shares
 Fund -- Class 2 Shares                                     Eaton Vance VT Floating-Rate Income Fund
GE Investments Funds Core Value Equity Fund --              Federated High Income Bond Fund II --
 Class 1 Shares                                              Service Shares
GE Investments Funds Total Return Fund -- Class 3 Shares    Federated Kaufmann Fund II -- Service
GE Investments Funds U.S. Equity Fund -- Class 1 Shares      Shares
Invesco V.I. Core Equity Fund -- Series I shares            Fidelity VIP Dynamic Capital
Invesco V.I. International Growth Fund -- Series II shares   Appreciation Portfolio -- Service
Invesco Van Kampen V.I. Comstock Fund -- Series II shares    Class 2
Invesco Van Kampen V.I. Equity and Income Fund --           Fidelity VIP Growth Portfolio --
 Series II shares                                            Service Class 2
Janus Aspen Balanced Portfolio -- Service Shares            Fidelity VIP Growth Opportunities
MFS(R) Total Return Series -- Service Class Shares           Portfolio -- Service Class 2
Oppenheimer Balanced Fund/VA -- Service Shares              Fidelity VIP Growth Stock Portfolio --
Oppenheimer Capital Appreciation Fund/VA -- Service          Service Class 2
 Shares                                                     Fidelity VIP Mid Cap Portfolio --
Oppenheimer Global Securities Fund/VA -- Service Shares      Service Class 2
Oppenheimer Main Street Fund/VA -- Service Shares           Fidelity VIP Value Strategies Portfolio
                                                             -- Service Class 2
                                                            GE Investments Funds Real Estate
                                                             Securities Fund -- Class 1 Shares
                                                            GE Investments Funds Small-Cap Equity
                                                             Fund -- Class 1 Shares
                                                            Invesco Van Kampen V.I. American
                                                             Franchise Fund -- Series I shares
                                                             (formerly, Invesco V.I. Capital
                                                             Appreciation Fund -- Series I shares)
                                                            Janus Aspen Forty Portfolio -- Service
                                                             Shares
                                                            MFS(R) Utilities Series -- Service
                                                             Class Shares
                                                            Oppenheimer Main Street Small- & Mid-
                                                             Cap Fund(R)/ VA -- Service Shares
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio -- Class
                                                             II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            Wells Fargo Advantage VT Omega Growth
                                                             Fund -- Class 2


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE    THE SURRENDERED OR
   RECEIVED THE         WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

LIFETIME INCOME PLUS SOLUTION

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

LIFETIME INCOME PLUS 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base PLUS 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base PLUS 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

LIFETIME INCOME PLUS 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

GUARANTEED WITHDRAWAL ADVANTAGE

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

PRINCIPAL PROTECTION ADVANTAGE

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

PAYMENT OPTIMIZER PLUS

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment Plan once elected at the time of application.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date.

You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost

Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTIONS

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.

Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that

Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.


The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.


You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.95% of benefit base
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 45-70
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.95% of benefit base PLUS
                                            0.20% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.95% of benefit base PLUS
                                            0.50% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.85% of benefit base
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 45-70
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.85% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.85% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56            97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57            94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58            91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59            88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60            85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61            82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62            79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63            75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64            72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65            69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66            55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67            41,632         11,000        27,884        200,000     100,000     189,830       200,000       47,359
    68            27,884         11,000        14,411        200,000     100,000     189,830       200,000       26,858
    69            14,411         11,000         1,207        200,000     100,000     189,830       200,000        2,655
    70             1,207         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57            93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58            90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59            87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60            84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61            80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62            77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63            74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64            71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65            67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66            53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67            39,518         11,000        25,657        200,000     100,000     189,830       200,000       67,000
    68            25,657         11,000        12,095        200,000     100,000     189,830       200,000       56,000
    69            12,095         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62           196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63           210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64           224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65           240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66           243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67           246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68           249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69           252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70           256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71           250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72           254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73           260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74           267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75           274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76           281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77           288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78           295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79           302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80           310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81           317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82           325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83           334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84           342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85           350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86           359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87           368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88           377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89           387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90           397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82           196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83           195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84           194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85           193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86           192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87           191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88           189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89           188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90           186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73           106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74           113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75           120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76           128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77           137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78           146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79           155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80           166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81           177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82           189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83           188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84           186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85           185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86           183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87           182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88           180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89           178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90           177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation

Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the

Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.


The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.


You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base PLUS 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------


Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base PLUS 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54            97,205             --        94,418        100,000     112,360       112,360      100,000
    55            94,418             --        91,637        100,000     119,102       119,102      100,000
    56            91,637             --        88,857        100,000     126,248       126,248      100,000
    57            88,857             --        86,076        100,000     133,823       133,823      100,000
    58            86,076             --        83,291        100,000     141,852       141,852      100,000
    59            83,291             --        80,497        100,000     150,363       150,363      100,000
    60            80,497             --        77,692        100,000     159,385       159,385      100,000
    61            77,692             --        74,871        100,000     168,948       168,948      100,000
    62            74,871             --        72,030        100,000     179,085       179,085      100,000
    63            72,030             --        69,166        100,000     189,830       189,830      100,000
    64            69,166             --        66,274        100,000     201,220       201,220      100,000
    65            66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66            51,617         11,731        37,224        100,000     213,293       213,293       61,956
    67            37,224         11,731        23,119        100,000     213,293       213,293       41,101
    68            23,119         11,731         9,296        100,000     213,293       213,293       18,170
    69             9,296         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54            97,055             --        94,121        100,000     112,360       112,360      100,000
    55            94,121             --        91,196        100,000     119,102       119,102      100,000
    56            91,196             --        88,275        100,000     126,248       126,248      100,000
    57            88,275             --        85,356        100,000     133,823       133,823      100,000
    58            85,356             --        82,435        100,000     141,852       141,852      100,000
    59            82,435             --        79,508        100,000     150,363       150,363      100,000
    60            79,508             --        76,573        100,000     159,385       159,385      100,000
    61            76,573             --        73,624        100,000     168,948       168,948      100,000
    62            73,624             --        70,658        100,000     179,085       179,085      100,000
    63            70,658             --        67,672        100,000     189,830       189,830      100,000
    64            67,672             --        64,659        100,000     201,220       201,220      100,000
    65            64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66            49,903         11,731        35,429        100,000     213,293       213,293       76,538
    67            35,429         11,731        21,262        100,000     213,293       213,293       64,807
    68            21,262         11,731         7,397        100,000     213,293       213,293       53,076
    69             7,397         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74            97,205             --        94,418        100,000     112,360       112,360      100,000
    75            94,418             --        91,637        100,000     119,102       119,102      100,000
    76            91,637             --        88,857        100,000     126,248       126,248      100,000
    77            88,857             --        86,076        100,000     133,823       133,823      100,000
    78            86,076             --        83,291        100,000     141,852       141,852      100,000
    79            83,291             --        80,497        100,000     150,363       150,363      100,000
    80            80,497             --        77,692        100,000     159,385       159,385      100,000
    81            77,692             --        74,871        100,000     168,948       168,948      100,000
    82            74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83            59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84            44,426         12,536        29,628        100,000     179,085       179,085       45,266
    85            29,628         12,536        15,126        100,000     179,085       179,085       24,752
    86            15,126         12,536           915        100,000     179,085       179,085        1,683
    87               915         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74            96,805             --        93,626        100,000     112,360       112,360      100,000
    75            93,626             --        90,460        100,000     119,102       119,102      100,000
    76            90,460             --        87,304        100,000     126,248       126,248      100,000
    77            87,304             --        84,155        100,000     133,823       133,823      100,000
    78            84,155             --        81,008        100,000     141,852       141,852      100,000
    79            81,008             --        77,860        100,000     150,363       150,363      100,000
    80            77,860             --        74,707        100,000     159,385       159,385      100,000
    81            74,707             --        71,546        100,000     168,948       168,948      100,000
    82            71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83            55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84            40,590         12,536        25,619        100,000     179,085       179,085       62,392
    85            25,619         12,536        10,998        100,000     179,085       179,085       49,856
    86            10,998         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67           101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68           102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69           104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70           106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71           108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72           109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73           111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74           113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75           115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76           117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77           119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78           122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79           124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80           126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81           128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82           130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83           133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84           135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85           137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86           140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87           142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88           145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89           147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90           150,244         8,263         152,873       150,244     106,000       150,244      152,873
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67           101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68           102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69           103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70           105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71           107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72           108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73           110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74           112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75           114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76           115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77           117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78           119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79           121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80           123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81           125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82           127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83           129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84           131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85           133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86           135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87           138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88           140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89           142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90           144,702         7,959         147,005       144,702     106,000       144,702      147,005
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                                                                        ROLL-UP     RIDER
                              WITHDRAWALS                   WITHDRAWAL  VALUE -     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE --   BASE -    END OF    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR    END OF YEAR    END OF YEAR  YEAR    END OF YEAR
--------------------------------------------------------------------------------------------
    63          $100,000        $   --         $98,000       $100,000   $105,000  $100,000
    64            98,000            --          96,040        100,000    110,000   100,000
    65            96,040            --          94,119        100,000    115,000   100,000
    66            94,119            --          92,237        100,000    120,000   100,000
    67            92,237            --          90,392        100,000    125,000   100,000
    68            90,392            --          88,584        100,000    130,000   100,000
    69            88,584            --          86,813        100,000    135,000   100,000
    70            86,813         8,400          76,676        100,000    140,000    91,600
    71            76,676         8,400          66,743        100,000    140,000    83,200
    72            66,743         8,400          57,008        100,000    140,000    74,800
    73            57,008         8,400          47,468        100,000    140,000    66,400
    74            47,468         8,400          38,088        100,000    140,000    58,000
    75            38,088         8,400          28,897        100,000    140,000    49,600
    76            28,897         8,400          19,889        100,000    140,000    41,200
    77            19,889         8,400          11,061        100,000    140,000    32,800
    78            11,061         8,400           2,410        100,000    140,000    24,400
    79             2,410         8,400              --        100,000    140,000    16,000
    80                --         8,400              --        100,000    140,000     7,600
    81                --         8,400              --        100,000    140,000        --
    82                --         8,400              --        100,000    140,000        --
    83                --         8,400              --        100,000    140,000        --
    84                --         8,400              --        100,000    140,000        --
    85                --         8,400              --        100,000    140,000        --
    86                --         8,400              --        100,000    140,000        --
    87                --         8,400              --        100,000    140,000        --
    88                --         8,400              --        100,000    140,000        --
    89                --         8,400              --        100,000    140,000        --
    90                --         8,400              --        100,000    140,000        --
--------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                                                                                      RIDER
                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP      DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2006 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your

Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal
Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE); AND
(III) IF YOUR CONTRACT RESTRICTS RESETS TO A FREQUENCY OF THREE YEARS, YOU WILL NOT BE ABLE TO AGAIN RESET YOUR BENEFIT FOR THREE YEARS. PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT AND ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE

     WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,625        100,000      50,500
   74        37,625         5,500         31,343        100,000      45,000
   75        31,343         5,500         25,186        100,000      39,500
   76        25,186         5,500         19,152        100,000      34,000
   77        19,152         5,500         13,239        100,000      28,500
   78        13,239         5,500          7,444        100,000      23,000
   79         7,444         5,500          1,766        100,000      17,500
   80         1,766         5,500             --        100,000      12,000
   81            --         5,500             --        100,000       6,500
   82            --         5,500             --        100,000       1,000
   83            --         5,500             --        100,000          --
   84            --         5,500             --        100,000          --
   85            --         5,500             --        100,000          --
   86            --         5,500             --        100,000          --
   87            --         5,500             --        100,000          --
   88            --         5,500             --        100,000          --
   89            --         5,500             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      WITHDRAWALS                     WITHDRAWAL     RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -      BASE -        BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    BEGINNING OF YEAR END OF YEAR
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2006 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "PURCHASE PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "PURCHASE PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

DEATH PROVISIONS UNDER LIFETIME INCOME PLUS. This rider provides a death benefit equal to purchase payments, MINUS Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

RESTORATION OR RESET OF THE BENEFIT. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS AGE 86 OR OLDER ON THE CONTRACT ANNIVERSARY PRIOR TO THE RECEIPT OF THAT REQUEST. WE RESERVE THE RIGHT TO LIMIT THE NEXT AVAILABLE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE); AND
(III) YOU WILL NOT BE ABLE TO AGAIN RESET YOUR BENEFIT FOR THREE YEARS. PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal, PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE

     WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE FIRST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100.

          CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

SPOUSAL CONTINUATION

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,945        100,000      50,000
   75        35,945         5,000         30,197        100,000      45,000
   76        30,197         5,000         24,563        100,000      40,000
   77        24,563         5,000         19,041        100,000      35,000
   78        19,041         5,000         13,631        100,000      30,000
   79        13,631         5,000          8,328        100,000      25,000
   80         8,328         5,000          3,131        100,000      20,000
   81         3,131         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       109,273      79,082
   69       112,551          5,628        115,927       109,273      73,454
   70       115,927          5,796        119,405       109,273      67,658
   71       119,405          5,970        122,987       119,405      61,688
   72       122,987          6,149        126,677       119,405      55,538
   73       126,677          6,334        130,477       119,405      49,204
   74       130,477          6,524        134,392       130,477      42,681
   75       134,392          6,720        138,423       130,477      35,961
   76       138,423          6,921        142,576       130,477      29,040
   77       142,576          7,129        146,853       142,576      21,911
   78       146,853          7,343        151,259       142,576      14,568
   79       151,259          7,563        155,797       142,576       7,005
   80       155,797          7,790        160,471       155,797          --
   81       160,471          8,024        165,285       155,797          --
   82       165,285          8,264        170,243       155,797          --
   83       170,243          8,512        175,351       170,243          --
   84       175,351          8,768        180,611       170,243          --
   85       180,611          9,031        186,029       170,243          --
   86       186,029          9,301        191,610       186,029          --
   87       191,610          9,581        197,359       186,029          --
   88       197,359          9,868        203,279       186,029          --
   89       203,279         10,164        209,378       203,279          --
   --------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "SUBSEQUENT PURCHASE PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

PROTECTED AMOUNT. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

SUBSEQUENT PURCHASE PAYMENTS. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST PROTECTED AMOUNTS AND REMAINING AMOUNTS FOR ANY ADDITIONAL PURCHASE PAYMENTS. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

RESET. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, PLUS all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

REDUCTION IN CONTRACT VALUE. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATER OF THE REMAINING AMOUNT OR CONTRACT VALUE IN A LUMP SUM.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL YOU HAVE RECEIVED THE GREATER OF THE REMAINING AMOUNT OR CONTRACT VALUE AS DETERMINED ON THE VALUATION DAY THE SUPPLEMENTAL CONTRACT WAS ISSUED. WE WILL MAKE PAYMENTS MONTHLY UNLESS AGREED OTHERWISE. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT RECEIVED WILL BE AT LEAST $100.

CONSIDERATIONS. While the rider is designed to provide the guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

SPOUSAL CONTINUATION

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                     WITHDRAWALS
   CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -                  REMAINING
   BEGINNING OF YEAR END OF YEAR   END OF YEAR    PROTECTED AMOUNT  AMOUNT
   -------------------------------------------------------------------------
       $ 100,000       $7,000        $91,000      $       100,000  $ 93,000
          91,000        7,000         82,180                         86,000
          82,180        7,000         73,536                         79,000
          73,536        7,000         65,066                         72,000
          65,066        7,000         56,764                         65,000
          56,764        7,000         48,629                         58,000
          48,629        7,000         40,656                         51,000
          40,656        7,000         32,813                         44,000
          32,813        7,000         25,127                         37,000
          25,127        7,000         17,595                         30,000
          17,595        7,000         10,213                         23,000
          10,213        7,000          2,978                         16,000
           2,978        7,000             --                          9,000
              --        7,000             --                          2,000
              --        2,000             --                             --
                                                   Total Received  $100,000
   -------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                     WITHDRAWALS
   CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -                  REMAINING
   BEGINNING OF YEAR END OF YEAR   END OF YEAR    PROTECTED AMOUNT  AMOUNT
   -------------------------------------------------------------------------
       $ 100,000            --       $98,000      $       100,000  $100,000
          98,000            --        96,040                        100,000
          96,040            --        94,119                        100,000
          94,119            --        92,237                        100,000
          92,237            --        90,392                        100,000
          90,392       $10,000        78,584                         90,000
          78,584        10,000        67,013                         80,000
          67,013        10,000        55,672                         70,000
          55,672        10,000        44,559                         60,000
          44,559        10,000        33,638                         50,000
          33,638        10,000        22,935                         40,000
          22,935        10,000        12,446                         30,000
          12,446        10,000         2,167                         20,000
           2,167        10,000            --                         10,000
              --        10,000            --                             --
                                                   Total Received  $100,000
   -------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS
REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plan and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION FOR THE APPLICABLE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Van Kampen V.I. Equity and Income Fund - Series II shares;


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

ANNUITY CROSS FUNDING PROGRAM

THE ANNUITY CROSS FUNDING PROGRAM IS NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER AUGUST 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

WHAT IS THE ANNUITY CROSS FUNDING PROGRAM? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

HOW DOES THE ANNUITY CROSS FUNDING PROGRAM WORK? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IS OFFERED BY A SEPARATE PROSPECTUS. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

ANNUITY CROSS FUNDING PROGRAM -- TAX TREATMENT OF THE ANNUITY CONTRACTS. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. CHANGING THE ANNUITY COMMENCEMENT DATE FOR THIS FUNDING ANNUITY AND THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY ONCE A CROSS FUNDING PROGRAM HAS BEGUN MAY HAVE ADVERSE TAX CONSEQUENCES, AND YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING ANY SUCH CHANGE. IN ADDITION, CHANGING THE ANNUITY COMMENCEMENT DATE ON THIS FUNDING ANNUITY MAY CAUSE YOU TO LOSE YOUR RIGHTS TO GUARANTEED MINIMUM INCOME PAYMENTS UNDER THE TERMS OF THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT.

BOTH CONTRACTS MUST HAVE THE SAME OWNER, JOINT OWNER IF ANY, ANNUITANT, AND JOINT ANNUITANT, IF ANY. THE BENEFICIARIES NEED NOT BE THE SAME. CHANGING ANY OWNER, ANY ANNUITANT, OR BENEFICIARY MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING SUCH A CHANGE.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. YOU MAY CHOOSE TO RETURN EITHER THIS FUNDING ANNUITY, THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY, OR BOTH CONTRACTS IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE. RETURNING EITHER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE WITHOUT ALSO RETURNING THE OTHER CONTACT MAY RESULT IN ADVERSE TAX CONSEQUENCES AND YOU SHOULD CONSULT A TAX ADVISER BEFORE RETURNING ONLY ONE CONTRACT.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. YOU SHOULD BE AWARE THAT THE TAX TREATMENT OF PARTIAL WITHDRAWALS OR SURRENDERS FROM EITHER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT WILL BE AFFECTED BY PARTIAL WITHDRAWALS OR SURRENDERS AS WELL AS GAINS OR LOSSES WITH RESPECT TO THE OTHER CONTRACT. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING PARTIAL WITHDRAWALS OR SURRENDERS FROM THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY WHILE PARTICIPATING IN AN ANNUITY CROSS FUNDING PROGRAM.

DEATH BENEFITS WILL BE CALCULATED AND PAID SEPARATELY IN ACCORDANCE WITH THE PROVISIONS OF THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY AS THE CASE MAY BE, AND AS DISCLOSED IN THE PROSPECTUS FOR THE RESPECTIVE CONTRACT.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING ANNUITY PAYMENTS TO START UNDER THIS FUNDING ANNUITY AND/OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT AND BEFORE COMMUTING ANY INCOME PAYMENTS BEFORE THE PAYMENT DATE FOR SUCH PAYMENT.

THIS DISCUSSION OF THE ANNUITY CROSS FUNDING PROGRAM DOES NOT ATTEMPT TO ADDRESS THE TAX AND OTHER TREATMENT OF EVERY TRANSACTION THAT COULD BE EFFECTED UNDER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM. YOU SHOULD CONSULT A TAX ADVISER BEFORE YOU PURCHASE THIS CONTRACT AND/OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM.

DEATH OF OWNER AND/OR ANNUITANT

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, PLUS purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a

Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

THE EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER OPTION

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option PLUS the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; PLUS

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT ASSIGNED OR SOLD

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a decreased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

INCOME PAYMENTS AND THE ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED INCOME ADVANTAGE

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

INITIAL INCOME PAYMENT.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

SUBSEQUENT INCOME PAYMENTS.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor MINUS 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME START DATE AND ANNUITY COMMENCEMENT DATE For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS ON OR AFTER INCOME START DATE AND BEFORE ANNUITY COMMENCEMENT DATE If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

          The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      VALUE OF                           VALUE OF                          GUARANTEED
     SUBACCOUNTS            VALUE OF       GIS                VALUE OF GIS  MINIMUM
         AT      SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED  SUBACCOUNT    ANNUAL
      BEGINNING  TRANSFERS   AT END    AT BEGINNING TRANSFERS    AT END     PAYMENT
YEAR   OF YEAR     MADE      OF YEAR     OF YEAR      MADE      OF YEAR     ACCRUED
-------------------------------------------------------------------------------------
  1    $96,000    $9,600     $90,942     $      0    $9,600     $  9,858     $  970
  2     90,942     9,600      85,631        9,858     9,600       20,209      1,940
  3     85,631     9,600      80,054       20,209     9,600       31,078      2,910
  4     80,054     9,600      74,199       31,078     9,600       42,489      3,880
  5     74,199     9,600      68,051       42,489     9,600       54,472      4,850
  6     68,051     9,600      61,596       54,472     9,600       67,054      5,820
  7     61,596     9,600      54,817       67,054     9,600       80,264      6,790
  8     54,817     9,600      47,700       80,264     9,600       94,136      7,760
  9     47,700     9,600      40,227       94,136     9,600      108,701      8,730
 10     40,227     9,600      32,380      108,701     9,600      123,994      9,700
-------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     ADJUSTMENT
                      CALCULATED GUARANTEED PAYMENT   ACCOUNT
                 YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
                 ----------------------------------------------
                  11   $ 9,502     $9,700   $ 9,700     $199
                  12     9,639      9,700     9,700      260
                  13     9,779      9,700     9,779      181
                  14     9,921      9,700     9,921        0
                  15    10,065      9,700    10,065        0
                  16    10,210      9,700    10,210        0
                  17    10,358      9,700    10,358        0
                  18    10,509      9,700    10,509        0
                  19    10,661      9,700    10,661        0
                  20    10,815      9,700    10,815        0
                 ----------------------------------------------

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF APRIL 29, 2005, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLE ALSO APPLIES:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      VALUE OF                           VALUE OF                          GUARANTEED
     SUBACCOUNTS            VALUE OF       GIS                VALUE OF GIS  MINIMUM
         AT      SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED  SUBACCOUNT    ANNUAL
      BEGINNING  TRANSFERS   AT END    AT BEGINNING TRANSFERS    AT END     PAYMENT
YEAR   OF YEAR     MADE      OF YEAR     OF YEAR      MADE      OF YEAR     ACCRUED
-------------------------------------------------------------------------------------
  1    $96,000    $96,000      $0        $      0    $96,000    $100,800     $9,700
  2          0          0       0         100,800          0     105,840      9,700
  3          0          0       0         105,840          0     111,132      9,700
  4          0          0       0         111,132          0     116,689      9,700
  5          0          0       0         116,689          0     122,523      9,700
  6          0          0       0         122,523          0     128,649      9,700
  7          0          0       0         128,649          0     135,082      9,700
  8          0          0       0         135,082          0     141,836      9,700
  9          0          0       0         141,836          0     148,928      9,700
 10          0          0       0         148,928          0     156,374      9,700
-------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     ADJUSTMENT
                      CALCULATED GUARANTEED PAYMENT   ACCOUNT
                 YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
                 ----------------------------------------------
                  11   $11,983     $9,700   $11,983      $0
                  12    12,157      9,700    12,157       0
                  13    12,333      9,700    12,333       0
                  14    12,512      9,700    12,512       0
                  15    12,693      9,700    12,693       0
                  16    12,877      9,700    12,877       0
                  17    13,063      9,700    13,063       0
                  18    13,253      9,700    13,253       0
                  19    13,445      9,700    13,445       0
                  20    13,640      9,700    13,640       0
                 ----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.


Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.


Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

PAYMENT PROTECTION RIDER OPTIONS

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, MINUS a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

If you have elected this rider, you may not allocate assets to the Guarantee Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

    .  reset the benefit base to your Contract Value;

    . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

    .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

MONTHLY INCOME.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS ARE CALCULATED

GUARANTEED PAYMENT FLOOR.   The guaranteed payment floor is the guaranteed
amount of each monthly income. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

          The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

          Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, MINUS an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, MINUS 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, PLUS 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.

COMMUTATION PROVISION

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) MINUS (ii) MINUS (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) MINUS (ii) MINUS (iii) PLUS (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

GENERAL PROVISIONS

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,517  $543      $583     $583     $  483    $100,000
           2     6,266   522       583      583      1,217      93,000
           3     6,025   502       583      583      2,191      86,000
           4     5,794   483       583      583      3,398      79,000
           5     5,571   464       583      583      4,827      72,000
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base MINUS the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                 INCOME BASE, LESS
                                                    COMMUTATION
                                                   CHARGE, LESS
          ANNUAL MONTHLY COMMUTATION ADJUSTMENT   MONTHLY INCOME   COMMUTATION
  ANNUITY INCOME INCOME    BASE -     ACCOUNT -    PAID - END OF     VALUE -
   YEAR   AMOUNT  PAID   END OF YEAR END OF YEAR       YEAR        END OF YEAR
  ----------------------------------------------------------------------------
     1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
     2     7,068  7,560    110,399      1,246          86,880         86,880
     3     7,340  7,560    111,304      1,466          79,320         79,320
     4     7,622  7,560    111,977      1,404          72,760         72,760
     5     7,915  7,560    112,386      1,049          66,200         66,200
     6     8,220  7,560    112,500        389          62,640         62,640
  ----------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

RESET OF BENEFIT BASE. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS ARE CALCULATED

INITIAL INCOME PAYMENT. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

SUBSEQUENT INCOME
PAYMENTS. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, MINUS 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN AN OWNER DIES BEFORE MONTHLY INCOME
STARTS. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may not be terminated.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLE

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,373  $531      $417     $531       $0      $100,000
           2     6,188   516       417      516        0        93,627
           3     6,008   501       417      501        0        87,439
           4     5,833   486       417      486        0        81,431
           5     5,663   472       417      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base MINUS the sum of all monthly income paid.

TAX TREATMENT OF PRINCIPAL PROTECTION ADVANTAGE

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.


Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.


Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection

Advantage" provisions in the "Guaranteed Income Advantage" and "Principal Protection Advantage" sections of the prospectus, respectively.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF CROSS FUNDED ANNUITY CONTRACTS. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

          The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035
EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.


If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.


You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.


By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. We reserve the right to make all payment due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2011, 2010 and 2009, $49.5 million, $59.7 million, and $64.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2011, 2010 and 2009, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Choice) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract PLUS any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of

Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS


We face a the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

THE PURPOSE OF THIS EXAMPLE IS TO SHOW HOW THE BASIC DEATH BENEFIT WORKS BASED ON PURELY HYPOTHETICAL VALUES AND IS NOT INTENDED TO DEPICT INVESTMENT PERFORMANCE OF THE CONTRACT.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

ANNUITANT'S END OF CONTRACT     BASIC
    AGE      YEAR   VALUE   DEATH BENEFIT
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        PURCHASE CONTRACT     BASIC
 DATE   PAYMENT   VALUE   DEATH BENEFIT
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

END OF ANNUITANT'S CONTRACT     DEATH
 YEAR      AGE      VALUE   BENEFIT AMOUNT
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    PARTIAL
END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
 YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
  10       80         5,000     50,000    100,000
  11       81         5,000     45,000    100,000
  12       82         5,000     40,000    100,000
  13       83         5,000     35,000    100,000
  14       84         5,000     30,000    100,000
  15       85         5,000     25,000    100,000
  16       86         5,000     20,000    100,000
  17       87         5,000     15,000     95,000
  18       88         5,000     10,000     90,000
  19       89         5,000      5,000     85,000
  20       90         5,000          0          0

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro- rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% ROLLUP    5% ROLLUP
                                       DEATH BENEFIT    DEATH
                                          OPTION       BENEFIT
                                        BEFORE ANY   OPTION AFTER
          PURCHASE  PARTIAL   CONTRACT    PARTIAL    THE PARTIAL
  DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 PURCHASE CONTRACT           DEATH   EARNINGS PROTECTOR
         DATE    PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
        ---------------------------------------------------------------
        8/01/09  $100,000 $100,000 $      0 $100,000      $     0
        8/01/24            300,000  200,000  300,000       70,000
        ---------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                      GUARANTEED INCOME ADVANTAGE ELECTED

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 8.55            $ 8.11         8,749     2011
                                                                            8.15              8.55        12,888     2010
                                                                            5.62              8.15        19,948     2009
                                                                           11.90              5.62        25,508     2008
                                                                           11.97             11.90        31,229     2007
                                                                           10.79             11.97        42,921     2006
                                                                           10.43             10.79        39,889     2005
                                                                           10.00             10.43        36,792     2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.39            $ 8.49         6,023     2011
                                                                            8.29              9.39         7,746     2010
                                                                            6.97              8.29         8,992     2009
                                                                           12.35              6.97        13,092     2008
                                                                           11.24             12.35        15,203     2007
                                                                           10.77             11.24        17,049     2006
                                                                           10.08             10.77        19,210     2005
                                                                           10.00             10.08        19,798     2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.62            $10.42         2,215     2011
                                                                            9.88             10.62         3,871     2010
                                                                            7.84              9.88         4,343     2009
                                                                           11.44              7.84         3,408     2008
                                                                           10.78             11.44         3,800     2007
                                                                           10.00             10.78         4,143     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $14.78            $13.49         2,895     2011
                                                                           13.37             14.78         7,521     2010
                                                                           10.10             13.37         6,416     2009
                                                                           17.30             10.10        12,515     2008
                                                                           15.41             17.30         4,337     2007
                                                                           12.27             15.41         4,955     2006
                                                                           10.62             12.27         5,655     2005
                                                                           10.00             10.62         2,894     2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $11.86            $10.90           990     2011
                                                                           10.11             11.86         1,145     2010
                                                                            6.22             10.11         1,355     2009
                                                                           12.45              6.22         4,136     2008
                                                                           10.88             12.45         4,471     2007
                                                                           10.80             10.88         4,841     2006
                                                                           10.22             10.80         5,151     2005
                                                                           10.00             10.22         5,205     2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $11.01            $10.58        23,876     2011
                                                                               9.70             11.01        36,197     2010
                                                                               7.69              9.70        47,796     2009
                                                                              12.21              7.69        60,356     2008
                                                                              12.74             12.21        59,253     2007
                                                                              11.18             12.74        65,788     2006
                                                                              10.95             11.18        72,848     2005
                                                                              10.00             10.95        65,484     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.76            $ 9.46            --     2011
                                                                               8.88              9.76            --     2010
                                                                               7.38              8.88            --     2009
                                                                               9.73              7.38            --     2008
                                                                              10.00              9.73            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.22            $ 8.77            --     2011
                                                                               8.52              9.22            --     2010
                                                                               6.97              8.52            --     2009
                                                                              10.18              6.97            --     2008
                                                                              10.00             10.18            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $11.37            $ 8.55         4,093     2011
                                                                               9.77             11.37         4,968     2010
                                                                               6.50              9.77         3,910     2009
                                                                              12.61              6.50         4,205     2008
                                                                              10.72             12.61         4,455     2007
                                                                              10.07             10.72         3,031     2006
                                                                               9.90             10.07         3,178     2005
                                                                              10.00              9.90         1,660     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 9.70            $10.10         6,775     2011
                                                                               8.76              9.70        13,546     2010
                                                                               7.42              8.76        23,200     2009
                                                                              12.74              7.42        27,560     2008
                                                                              12.38             12.74        31,674     2007
                                                                              10.78             12.38        43,771     2006
                                                                              10.50             10.78        39,681     2005
                                                                              10.00             10.50        39,219     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.25            $ 8.10         4,361     2011
                                                                              10.01             10.25        11,521     2010
                                                                               7.59             10.01        14,114     2009
                                                                              16.56              7.59        22,719     2008
                                                                              15.98             16.56         8,360     2007
                                                                              12.05             15.98        10,675     2006
                                                                              10.53             12.05         2,737     2005
                                                                              10.00             10.53           425     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $10.87            $10.27            --     2011
                                                                              10.09             10.87            --     2010
                                                                               7.49             10.09         5,639     2009
                                                                              12.69              7.49         1,234     2008
                                                                              11.38             12.69         1,272     2007
                                                                              11.67             11.38         1,343     2006
                                                                              10.35             11.67         1,385     2005
                                                                              10.00             10.35         1,392     2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.43            $10.67         1,259     2011
                                                                          7.78             10.43         1,589     2010
                                                                          5.61              7.78            --     2009
                                                                         10.52              5.61            --     2008
                                                                          9.43             10.52            --     2007
                                                                         10.00              9.43            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.47            $12.59         5,459     2011
                                                                         11.12             11.47         6,710     2010
                                                                         10.28             11.12         1,292     2009
                                                                         10.65             10.28         2,803     2008
                                                                          9.91             10.65            --     2007
                                                                          9.93              9.91            --     2006
                                                                         10.00              9.93            --     2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $11.42            $10.89         5,494     2011
                                                                         10.34             11.42         6,539     2010
                                                                          8.05             10.34        11,748     2009
                                                                         13.00              8.05        13,280     2008
                                                                         13.04             13.00        18,445     2007
                                                                         10.93             13.04        17,917     2006
                                                                         10.85             10.93        22,338     2005
                                                                         10.00             10.85        15,545     2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $14.56            $13.77        26,800     2011
                                                                         13.52             14.56        29,995     2010
                                                                         11.39             13.52         2,743     2009
                                                                         14.45             11.39         4,895     2008
                                                                         12.61             14.45            --     2007
                                                                         11.04             12.61            --     2006
                                                                         10.00             11.04            --     2005
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares              $10.65            $10.69           146     2011
                                                                          9.42             10.65           662     2010
                                                                          7.58              9.42         1,871     2009
                                                                         13.07              7.58         1,988     2008
                                                                         12.33             13.07         2,017     2007
                                                                         11.75             12.33         2,040     2006
                                                                         10.83             11.75         2,172     2005
                                                                         10.00             10.83         2,062     2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares           $12.01            $11.48         3,249     2011
                                                                          9.53             12.01         5,177     2010
                                                                          7.59              9.53         4,821     2009
                                                                         12.93              7.59         7,125     2008
                                                                         13.32             12.93         7,333     2007
                                                                         12.09             13.32         9,189     2006
                                                                         11.19             12.09         8,010     2005
                                                                         10.00             11.19         8,814     2004
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1         $12.24            $11.69        21,969     2011
                                                                         10.26             12.24        29,874     2010
                                                                          8.25             10.26        44,344     2009
                                                                         13.88              8.25        49,017     2008
                                                                         12.04             13.88        58,223     2007
                                                                         11.56             12.04        79,657     2006
                                                                         10.96             11.56        77,760     2005
                                                                         10.00             10.96        79,826     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $13.66            $11.24         22,884    2011
   Fund -- Class 2                                                            12.24             13.66         36,530    2010
                                                                               9.04             12.24         51,012    2009
                                                                              17.87              9.04         67,223    2008
                                                                              15.22             17.87         73,565    2007
                                                                              12.58             15.22        107,805    2006
                                                                              10.73             12.58        100,778    2005
                                                                              10.00             10.73        105,002    2004
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $11.50            $11.58         41,599    2011
                                                                              10.74             11.50         38,631    2010
                                                                               7.58             10.74         34,470    2009
                                                                              10.60              7.58         51,873    2008
                                                                              10.63             10.60         65,059    2007
                                                                              10.27             10.63         76,501    2006
                                                                              10.07             10.27         78,108    2005
                                                                              10.00             10.07         83,708    2004
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $14.43            $14.86          8,367    2011
                                                                              12.85             14.43         10,382    2010
                                                                               8.59             12.85         11,816    2009
                                                                              11.84              8.59         17,366    2008
                                                                              11.69             11.84         21,822    2007
                                                                              10.77             11.69         25,928    2006
                                                                              10.73             10.77         28,405    2005
                                                                              10.00             10.73         25,494    2004
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $13.04            $11.08         22,191    2011
                                                                              11.29             13.04         27,315    2010
                                                                               8.91             11.29         39,814    2009
                                                                              15.62              8.91         52,027    2008
                                                                              13.20             15.62         57,723    2007
                                                                              11.73             13.20         92,558    2006
                                                                              10.78             11.73         82,966    2005
                                                                              10.00             10.78         94,503    2004
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/ Portfolio -- Service Class 2                          $12.34            $11.77          3,006    2011
                                                                              11.03             12.34          9,075    2010
                                                                               8.73             11.03          9,324    2009
                                                                              12.51              8.73          8,893    2008
                                                                              11.07             12.51          8,866    2007
                                                                              10.53             11.07         10,466    2006
                                                                              10.33             10.53         35,193    2005
                                                                              10.00             10.33         21,925    2004
----------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                   $11.26            $10.63             --    2011
                                                                               9.74             11.26             --    2010
                                                                               7.17              9.74             --    2009
                                                                              11.10              7.17             --    2008
                                                                              10.40             11.10             --    2007
                                                                              10.00             10.40             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.56            $12.94         82,195    2011
                                                                         11.82             13.56        102,039    2010
                                                                          8.89             11.82        130,530    2009
                                                                         15.80              8.89        167,473    2008
                                                                         13.72             15.80        185,162    2007
                                                                         12.55             13.72        204,675    2006
                                                                         10.96             12.55        211,247    2005
                                                                         10.00             10.96        198,505    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $11.61            $11.08          1,942    2011
                                                                         10.02             11.61          3,278    2010
                                                                          7.52             10.02          3,771    2009
                                                                         13.06              7.52          5,265    2008
                                                                         12.47             13.06          6,624    2007
                                                                         11.16             12.47         10,854    2006
                                                                          9.43             11.16         10,501    2005
                                                                         10.00              9.43          9,247    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.35            $10.22         14,437    2011
                                                                          9.17             10.35         22,087    2010
                                                                          7.19              9.17         38,744    2009
                                                                         12.82              7.19         52,043    2008
                                                                         12.90             12.82         64,569    2007
                                                                         10.96             12.90         75,883    2006
                                                                         10.57             10.96         81,953    2005
                                                                         10.00             10.57         73,535    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.34            $10.29          1,489    2011
                                                                          9.20             10.34          2,271    2010
                                                                          7.38              9.20          3,619    2009
                                                                         12.94              7.38          3,907    2008
                                                                         11.79             12.94          4,093    2007
                                                                         10.64             11.79         38,075    2006
                                                                         10.09             10.64         21,679    2005
                                                                         10.00             10.09         26,654    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.19            $10.00          3,444    2011
                                                                          8.39             10.19          7,321    2010
                                                                          6.68              8.39          8,112    2009
                                                                         12.91              6.68          9,133    2008
                                                                         10.39             12.91          9,935    2007
                                                                          9.93             10.39          8,668    2006
                                                                          9.59              9.93          9,233    2005
                                                                         10.00              9.59          5,755    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.43            $12.01             --    2011
                                                                         10.83             11.43          2,872    2010
                                                                          9.56             10.83          4,259    2009
                                                                         10.09              9.56          8,220    2008
                                                                         10.00             10.09             --    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.22            $15.06         30,211    2011
                                                                         13.64             17.22         49,145    2010
                                                                          9.95             13.64         64,573    2009
                                                                         16.78              9.95         86,250    2008
                                                                         14.82             16.78         97,688    2007
                                                                         13.44             14.82        129,585    2006
                                                                         11.60             13.44        128,553    2005
                                                                         10.00             11.60        120,273    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.18            $10.87         4,329     2011
                                                                                    9.82             12.18         5,214     2010
                                                                                    6.37              9.82         4,765     2009
                                                                                   13.32              6.37         5,614     2008
                                                                                   12.87             13.32        11,200     2007
                                                                                   11.30             12.87        12,410     2006
                                                                                   11.24             11.30        21,192     2005
                                                                                   10.00             11.24        20,301     2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.46            $12.52         4,082     2011
                                                                                   11.27             12.46        20,174     2010
                                                                                    8.47             11.27        19,857     2009
                                                                                   12.27              8.47        50,094     2008
                                                                                   12.05             12.27        61,006     2007
                                                                                   10.38             12.05        21,811     2006
                                                                                   10.00             10.38         8,768     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.62            $ 8.33            --     2011
                                                                                    7.97              8.62            --     2010
                                                                                    6.23              7.97            --     2009
                                                                                    9.90              6.23            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $11.45            $11.13         5,952     2011
                                                                                   10.50             11.45        15,610     2010
                                                                                    8.48             10.50        14,829     2009
                                                                                   13.74              8.48        16,745     2008
                                                                                   13.53             13.74        17,640     2007
                                                                                   11.65             13.53         3,453     2006
                                                                                   10.73             11.65            --     2005
                                                                                   10.00             10.73            --     2004
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.50            $ 7.76            --     2011
                                                                                    8.07              8.50         8,275     2010
                                                                                    6.27              8.07        13,144     2009
                                                                                   11.07              6.27        14,887     2008
                                                                                   11.03             11.07        16,356     2007
                                                                                   10.00             11.03            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.88            $11.47        12,479     2011
                                                                                   10.85             11.88        15,955     2010
                                                                                    8.81             10.85        21,650     2009
                                                                                   13.39              8.81        31,660     2008
                                                                                   12.39             13.39        34,091     2007
                                                                                   10.71             12.39        35,973     2006
                                                                                   10.49             10.71        38,969     2005
                                                                                   10.00             10.49        37,191     2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.03            $11.61         8,427     2011
                                                                                   10.45             11.03        12,133     2010
                                                                                    9.87             10.45        20,177     2009
                                                                                   10.60              9.87        26,213     2008
                                                                                   10.30             10.60        33,861     2007
                                                                                   10.05             10.30        49,896     2006
                                                                                   10.04             10.05        32,993     2005
                                                                                   10.00             10.04        34,460     2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $14.96            $13.46          11,022   2011
                                                         12.08             14.96          14,175   2010
                                                          8.70             12.08          18,295   2009
                                                         14.25              8.70          29,050   2008
                                                         12.90             14.25          37,177   2007
                                                         12.12             12.90          49,362   2006
                                                         11.05             12.12          56,659   2005
                                                         10.00             11.05          51,954   2004
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.26            $10.08          18,139   2011
                                                         10.46             10.26          36,150   2010
                                                         10.63             10.46          34,512   2009
                                                         10.59             10.63          48,203   2008
                                                         10.28             10.59         291,675   2007
                                                         10.01             10.28          25,038   2006
                                                          9.92             10.01          27,530   2005
                                                         10.00              9.92          38,012   2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.50            $10.36          12,000   2011
                                                          9.59             10.50          22,097   2010
                                                          7.04              9.59          25,327   2009
                                                         11.32              7.04          32,103   2008
                                                         10.95             11.32          40,849   2007
                                                         10.23             10.95          45,642   2006
                                                         10.29             10.23          51,790   2005
                                                         10.00             10.29          40,975   2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $15.74            $16.97          17,676   2011
                                                         12.44             15.74          23,328   2010
                                                          9.33             12.44          25,822   2009
                                                         14.87              9.33          30,365   2008
                                                         17.79             14.87          41,394   2007
                                                         13.63             17.79          45,966   2006
                                                         12.42             13.63          51,150   2005
                                                         10.00             12.42          35,170   2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.78            $10.76          22,470   2011
                                                          9.56             10.78          30,600   2010
                                                          7.71              9.56          45,974   2009
                                                         12.55              7.71          58,016   2008
                                                         12.17             12.55          60,708   2007
                                                         10.74             12.17          70,664   2006
                                                         10.47             10.74          97,447   2005
                                                         10.00             10.47          92,036   2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $12.76            $12.92          25,707   2011
                                                         10.20             12.76          31,016   2010
                                                          7.94             10.20          41,396   2009
                                                         12.96              7.94          54,246   2008
                                                         12.90             12.96          70,819   2007
                                                         11.60             12.90          78,900   2006
                                                         10.79             11.60          86,346   2005
                                                         10.00             10.79          77,800   2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $11.44            $10.91       2,492,763   2011
                                                         10.63             11.44       2,840,605   2010
                                                          8.97             10.63       3,072,188   2009
                                                         12.92              8.97       2,986,860   2008
                                                         11.79             12.92       2,936,997   2007
                                                         10.56             11.79       3,046,922   2006
                                                         10.37             10.56       2,846,843   2005
                                                         10.00             10.37       2,003,398   2004
-------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $10.21            $ 9.71           885     2011
                                                                               9.51             10.21           888     2010
                                                                               8.04              9.51           891     2009
                                                                              11.60              8.04           895     2008
                                                                              10.59             11.60           897     2007
                                                                              10.00             10.59            --     2006
----------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                          $11.05            $10.53        13,021     2011
                                                                              10.21             11.05        20,146     2010
                                                                               7.90             10.21        21,285     2009
                                                                              12.59              7.90        26,875     2008
                                                                              11.88             12.59        36,260     2007
                                                                              10.42             11.88        40,678     2006
                                                                              10.36             10.42        42,911     2005
                                                                              10.00             10.36        28,214     2004
----------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                              $11.63            $10.60            --     2011
                                                                               9.48             11.63            --     2010
                                                                               6.42              9.48            --     2009
                                                                              10.00              6.42            --     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                            $ 9.83            $ 9.20         3,142     2011
                                                                               9.00              9.83         3,149     2010
                                                                               7.01              9.00            --     2009
                                                                              10.00              7.01            --     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares                 $ 9.26            $ 8.65         1,205     2011
                                                                               8.65              9.26         1,422     2010
                                                                               7.58              8.65            --     2009
                                                                              10.00              7.58            --     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service Shares                $10.90            $ 9.28         5,119     2011
                                                                              10.00             10.90         5,526     2010
----------------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service             $11.63            $12.15            --     2011
   Shares                                                                     11.27             11.63            --     2010
                                                                              10.57             11.27            --     2009
                                                                              10.00             10.57            --     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.88            $11.88            --     2011
   Shares                                                                      9.77             11.88            --     2010
                                                                               7.46              9.77            --     2009
                                                                              10.00              7.46            --     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.93            $11.93            --     2011
                                                                              10.34             11.93            --     2010
                                                                               7.23             10.34            --     2009
                                                                              10.00              7.23            --     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.36            $ 9.41         2,699     2011
                                                                               8.52             10.36         3,312     2010
                                                                               6.57              8.52            --     2009
                                                                              10.00              6.57            --     2008
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                            $12.99            $11.94         2,219     2011
                                                                              10.59             12.99         2,905     2010
                                                                               8.10             10.59         1,433     2009
                                                                              13.12              8.10         1,665     2008
                                                                              12.95             13.12         3,178     2007
                                                                              11.36             12.95         3,754     2006
                                                                              10.00             11.36           882     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                        $13.95            $13.88        39,347     2011
                                                                              13.14             13.95        20,168     2010
                                                                              10.66             13.14        21,150     2009
                                                                              12.94             10.66        26,300     2008
                                                                              11.96             12.94        32,263     2007
                                                                              11.03             11.96        39,973     2006
                                                                              10.44             11.03        37,540     2005
                                                                              10.00             10.44        31,786     2004
----------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                           $14.60            $13.34         1,627     2011
                                                                              13.97             14.60         3,794     2010
                                                                               9.75             13.97         4,028     2009
                                                                              17.83              9.75         6,975     2008
                                                                              13.30             17.83         1,524     2007
                                                                              12.42             13.30         1,675     2006
                                                                              11.24             12.42         1,845     2005
                                                                              10.00             11.24           881     2004
----------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares                                        $25.99            $17.26         3,340     2011
                                                                              21.18             25.99         3,632     2010
                                                                              12.05             21.18         4,277     2009
                                                                              25.70             12.05         6,261     2008
                                                                              20.46             25.70         6,668     2007
                                                                              14.21             20.46         7,794     2006
                                                                              10.97             14.21         8,270     2005
                                                                              10.00             10.97         8,860     2004
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class        $10.85            $10.88         3,882     2011
   II                                                                          8.87             10.85         5,295     2010
                                                                               6.73              8.87         6,235     2009
                                                                              11.54              6.73         9,547     2008
                                                                              11.72             11.54        12,043     2007
                                                                              10.78             11.72        14,077     2006
                                                                              10.02             10.78        15,764     2005
                                                                              10.00             10.02        15,952     2004
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --          $ 8.43            $ 8.92            --     2011
   Class II                                                                    7.66              8.43            --     2010
                                                                               6.37              7.66            --     2009
                                                                               9.97              6.37            --     2008
                                                                              10.00              9.97            --     2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio         $ 8.57            $ 7.89         2,606     2011
   -- Class I                                                                  7.49              8.57         4,794     2010
                                                                               5.90              7.49         6,198     2009
                                                                               9.48              5.90         7,476     2008
                                                                              10.00              9.48         7,884     2007
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                $11.22            $11.05         2,662     2011
                                                                              10.19             11.22         2,986     2010
                                                                               7.46             10.19         8,556     2009
                                                                              12.07              7.46        10,091     2008
                                                                              11.07             12.07        12,486     2007
                                                                              10.51             11.07        14,647     2006
                                                                              10.28             10.51        17,514     2005
                                                                              10.00             10.28        19,429     2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $11.78            $11.29         4,874     2011
                                                                      10.83             11.78         4,987     2010
                                                                       8.72             10.83         2,497     2009
                                                                      13.31              8.72         2,641     2008
                                                                      12.32             13.31         2,767     2007
                                                                      11.14             12.32         2,882     2006
                                                                      10.60             11.14         4,052     2005
                                                                      10.00             10.60         4,255     2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $14.09            $12.38         4,382     2011
                                                                      10.56             14.09         6,129     2010
                                                                       6.61             10.56         9,528     2009
                                                                      11.13              6.61        14,654     2008
                                                                      11.09             11.13        17,789     2007
                                                                      10.00             11.09        19,786     2006
                                                                       9.70             10.00        21,755     2005
                                                                      10.00              9.70        20,185     2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $11.31            $11.28        10,678     2011
                                                                      10.51             11.31        12,296     2010
                                                                       9.10             10.51        13,488     2009
                                                                      11.94              9.10        14,016     2008
                                                                      11.70             11.94        10,391     2007
                                                                      10.68             11.70        10,233     2006
                                                                      10.60             10.68         6,083     2005
                                                                      10.00             10.60            --     2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $19.70            $20.60         2,774     2011
                                                                      17.68             19.70         4,979     2010
                                                                      13.56             17.68         9,969     2009
                                                                      22.22             13.56        11,682     2008
                                                                      17.75             22.22        15,259     2007
                                                                      13.81             17.75        18,620     2006
                                                                      12.07             13.81        19,896     2005
                                                                      10.00             12.07        16,456     2004
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.97            $ 8.84         5,256     2011
                                                                       8.11              8.97         7,653     2010
                                                                       6.80              8.11         9,815     2009
                                                                      12.28              6.80        11,807     2008
                                                                      12.09             12.28        18,653     2007
                                                                      11.11             12.09        18,570     2006
                                                                      10.92             11.11        31,788     2005
                                                                      10.00             10.92         2,209     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $10.00            $ 9.68         7,716     2011
                                                                       9.33             10.00        10,163     2010
                                                                       6.59              9.33        17,651     2009
                                                                      12.37              6.59        26,636     2008
                                                                      11.07             12.37        43,681     2007
                                                                      10.47             11.07        47,798     2006
                                                                      10.17             10.47        51,301     2005
                                                                      10.00             10.17        48,391     2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $13.52            $12.14         27,342    2011
                                                                                 11.90             13.52         40,273    2010
                                                                                  8.70             11.90         55,877    2009
                                                                                 14.86              8.70         73,501    2008
                                                                                 14.27             14.86         89,309    2007
                                                                                 12.39             14.27        114,530    2006
                                                                                 11.07             12.39        117,037    2005
                                                                                 10.00             11.07         94,926    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.63            $10.40         10,422    2011
                                                                                  9.35             10.63         13,048    2010
                                                                                  7.44              9.35         15,312    2009
                                                                                 12.36              7.44         24,327    2008
                                                                                 12.09             12.36         22,358    2007
                                                                                 10.73             12.09         26,070    2006
                                                                                 10.34             10.73         29,165    2005
                                                                                 10.00             10.34         31,368    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $12.78            $12.24         12,419    2011
                                                                                 10.58             12.78         14,891    2010
                                                                                  7.87             10.58         20,752    2009
                                                                                 12.94              7.87         26,535    2008
                                                                                 13.37             12.94         35,737    2007
                                                                                 11.88             13.37         41,048    2006
                                                                                 11.03             11.88         34,602    2005
                                                                                 10.00             11.03         27,325    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $10.43            $10.33          1,295    2011
                                                                                  8.36             10.43          3,051    2010
                                                                                  6.44              8.36          1,907    2009
                                                                                 12.92              6.44          4,200    2008
                                                                                 12.42             12.92          4,774    2007
                                                                                 12.32             12.42          6,546    2006
                                                                                 11.21             12.32          8,023    2005
                                                                                 10.00             11.21          7,188    2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.35            $12.35          7,359    2011
                                                                                 11.13             12.35         10,368    2010
                                                                                  9.34             11.13          1,537    2009
                                                                                 11.32              9.34          2,000    2008
                                                                                 10.66             11.32          2,643    2007
                                                                                 10.39             10.66          2,786    2006
                                                                                 10.00             10.39             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.79            $13.99         14,466    2011
                                                                                 12.27             13.79         21,548    2010
                                                                                  8.92             12.27         28,727    2009
                                                                                 11.87              8.92         38,237    2008
                                                                                 11.69             11.87         44,822    2007
                                                                                 10.92             11.69         65,588    2006
                                                                                 10.68             10.92         62,631    2005
                                                                                 10.00             10.68         54,176    2004
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $13.43            $16.86          2,744    2011
                                                                                 12.26             13.43          5,544    2010
                                                                                 13.07             12.26          7,176    2009
                                                                                 11.35             13.07         11,129    2008
                                                                                 10.54             11.35          4,280    2007
                                                                                 10.61             10.54          4,561    2006
                                                                                 10.32             10.61          4,852    2005
                                                                                 10.00             10.32          5,062    2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $12.04            $11.94          5,008    2011
                                                                 11.65             12.04         22,212    2010
                                                                 10.47             11.65         49,186    2009
                                                                 10.71             10.47         56,327    2008
                                                                 10.17             10.71          6,621    2007
                                                                  9.96             10.17          2,181    2006
                                                                 10.00              9.96             --    2005
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.60            $13.83         52,975    2011
                                                                 12.82             13.60         61,041    2010
                                                                 11.45             12.82         94,167    2009
                                                                 11.13             11.45        112,426    2008
                                                                 10.43             11.13        160,237    2007
                                                                 10.23             10.43        186,719    2006
                                                                 10.18             10.23        206,780    2005
                                                                 10.00             10.18        134,109    2004
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $12.39            $12.43          1,890    2011
                                                                 10.66             12.39          2,876    2010
                                                                  7.14             10.66          3,101    2009
                                                                 12.53              7.14          5,675    2008
                                                                 10.84             12.53          6,430    2007
                                                                 10.44             10.84          6,977    2006
                                                                 10.52             10.44          7,745    2005
                                                                 10.00             10.52          7,821    2004
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $15.18            $14.22          4,055    2011
                                                                 14.40             15.18          9,950    2010
                                                                  9.32             14.40          9,630    2009
                                                                 15.67              9.32         12,694    2008
                                                                 14.50             15.67          9,806    2007
                                                                 13.01             14.50         11,001    2006
                                                                 10.93             13.01          7,208    2005
                                                                 10.00             10.93          7,659    2004
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $11.84            $11.61            249    2011
                                                                 10.83             11.84            257    2010
                                                                  7.74             10.83            264    2009
                                                                 12.62              7.74            296    2008
                                                                 11.53             12.62            322    2007
                                                                 11.59             11.53            302    2006
                                                                 10.35             11.59            328    2005
                                                                 10.00             10.35            321    2004
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.55            $20.22            592    2011
                                                                 20.42             25.55          1,765    2010
                                                                 11.79             20.42          2,421    2009
                                                                 25.67             11.79          2,784    2008
                                                                 17.71             25.67          1,994    2007
                                                                 14.82             17.71          2,579    2006
                                                                 10.00             14.82          1,436    2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.58            $11.67          2,525    2011
                                                                 10.00             12.58          3,093    2010
---------------------------------------------------------------------------------------------------------------

                      GUARANTEED INCOME ADVANTAGE ELECTED

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.54            $ 8.09         1,901     2011
                                                                               8.14              8.54         2,085     2010
                                                                               5.62              8.14         2,794     2009
                                                                              11.92              5.62         3,054     2008
                                                                              11.99             11.92         3,205     2007
                                                                              10.83             11.99         4,693     2006
                                                                              10.00             10.83         1,892     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $10.00            $ 9.03            --     2011
                                                                               8.83             10.00            --     2010
                                                                               7.44              8.83            --     2009
                                                                              13.19              7.44            --     2008
                                                                              12.01             13.19            --     2007
                                                                              11.52             12.01            --     2006
                                                                              10.00             11.52            18     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.57            $10.36            --     2011
                                                                               9.84             10.57            --     2010
                                                                               7.82              9.84            --     2009
                                                                              11.42              7.82            --     2008
                                                                              10.77             11.42            --     2007
                                                                              10.00             10.77            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $14.25            $12.99         4,904     2011
                                                                              12.90             14.25         5,762     2010
                                                                               9.76             12.90         5,803     2009
                                                                              16.73              9.76         4,852     2008
                                                                              14.91             16.73         5,733     2007
                                                                              11.89             14.91         6,716     2006
                                                                              10.00             11.89           915     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $12.43            $11.41           326     2011
                                                                              10.60             12.43           343     2010
                                                                               6.53             10.60           362     2009
                                                                              13.08              6.53           510     2008
                                                                              11.44             13.08           688     2007
                                                                              11.37             11.44           734     2006
                                                                              10.00             11.37           347     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.30            $ 9.89         5,656     2011
                                                                               9.08             10.30         8,387     2010
                                                                               7.21              9.08         8,957     2009
                                                                              11.46              7.21        13,945     2008
                                                                              11.97             11.46        18,382     2007
                                                                              10.52             11.97        15,549     2006
                                                                              10.00             10.52        11,003     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.73            $ 9.41            --     2011
                                                                               8.85              9.73            --     2010
                                                                               7.37              8.85            --     2009
                                                                               9.72              7.37            --     2008
                                                                              10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.19            $ 8.74            --     2011
                                                                            8.50              9.19            --     2010
                                                                            6.96              8.50            --     2009
                                                                           10.18              6.96            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $13.10            $ 9.84            --     2011
                                                                           11.26             13.10            --     2010
                                                                            7.50             11.26            --     2009
                                                                           14.56              7.50           397     2008
                                                                           12.39             14.56           460     2007
                                                                           11.66             12.39            --     2006
                                                                           10.00             11.66            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.50            $ 9.89         1,136     2011
                                                                            8.59              9.50         2,316     2010
                                                                            7.28              8.59         2,737     2009
                                                                           12.52              7.28         8,388     2008
                                                                           12.18             12.52        14,029     2007
                                                                           10.62             12.18        14,847     2006
                                                                           10.00             10.62         7,585     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.03            $ 7.92         8,015     2011
                                                                            9.81             10.03        10,349     2010
                                                                            7.44              9.81        11,291     2009
                                                                           16.25              7.44        16,495     2008
                                                                           15.70             16.25        20,372     2007
                                                                           11.85             15.70        21,301     2006
                                                                           10.00             11.85        10,897     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.41            $10.77            --     2011
                                                                           10.60             11.41            --     2010
                                                                            7.88             10.60            --     2009
                                                                           13.36              7.88            --     2008
                                                                           12.00             13.36            --     2007
                                                                           12.31             12.00            --     2006
                                                                           10.00             12.31            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.39            $10.61        33,006     2011
                                                                            7.75             10.39           782     2010
                                                                            5.60              7.75           393     2009
                                                                           10.50              5.60           682     2008
                                                                            9.42             10.50            --     2007
                                                                           10.00              9.42            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.41            $12.50         1,971     2011
                                                                           11.07             11.41         2,223     2010
                                                                           10.24             11.07            --     2009
                                                                           10.62             10.24            --     2008
                                                                            9.89             10.62         1,010     2007
                                                                            9.93              9.89         1,186     2006
                                                                           10.00              9.93           750     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                         $11.16            $10.64         1,391     2011
                                                                              10.11             11.16         1,516     2010
                                                                               7.88             10.11         1,648     2009
                                                                              12.74              7.88         1,863     2008
                                                                              12.80             12.74         3,361     2007
                                                                              10.74             12.80         3,373     2006
                                                                              10.00             10.74         1,891     2005
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                   $14.48            $13.68        50,936     2011
                                                                              13.45             14.48        28,928     2010
                                                                              11.35             13.45        30,901     2009
                                                                              14.41             11.35        30,346     2008
                                                                              12.59             14.41        33,737     2007
                                                                              11.03             12.59        22,707     2006
                                                                              10.00             11.03         4,181     2005
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                    $10.45            $10.48            --     2011
                                                                               9.26             10.45            --     2010
                                                                               7.46              9.26            --     2009
                                                                              12.87              7.46            --     2008
                                                                              12.15             12.87            --     2007
                                                                              11.59             12.15            --     2006
                                                                              10.00             11.59            --     2005
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                 $11.76            $11.23         6,696     2011
                                                                               9.35             11.76         7,263     2010
                                                                               7.45              9.35         7,852     2009
                                                                              12.70              7.45         3,932     2008
                                                                              13.11             12.70         5,046     2007
                                                                              11.91             13.11         5,470     2006
                                                                              10.00             11.91         1,613     2005
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               $11.80            $11.27         1,861     2011
                                                                               9.90             11.80         2,502     2010
                                                                               7.97              9.90         4,008     2009
                                                                              13.43              7.97         9,976     2008
                                                                              11.66             13.43        14,507     2007
                                                                              11.21             11.66        20,755     2006
                                                                              10.00             11.21        10,339     2005
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $13.51            $11.10         2,957     2011
   Fund -- Class 2                                                            12.12             13.51         3,912     2010
                                                                               8.96             12.12         5,244     2009
                                                                              17.74              8.96         6,503     2008
                                                                              15.12             17.74         5,983     2007
                                                                              12.51             15.12         6,337     2006
                                                                              10.00             12.51         3,715     2005
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $11.30            $11.36         1,765     2011
                                                                              10.56             11.30         2,466     2010
                                                                               7.46             10.56         3,386     2009
                                                                              10.44              7.46         4,090     2008
                                                                              10.48             10.44         4,573     2007
                                                                              10.13             10.48         4,429     2006
                                                                              10.00             10.13         3,813     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $13.85            $14.25           937     2011
                                                                         12.35             13.85         1,020     2010
                                                                          8.26             12.35         1,110     2009
                                                                         11.40              8.26         1,254     2008
                                                                         11.27             11.40         1,276     2007
                                                                         10.40             11.27         1,282     2006
                                                                         10.00             10.40         1,288     2005
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $13.17            $11.17         1,950     2011
                                                                         11.41             13.17         3,400     2010
                                                                          9.01             11.41         4,258     2009
                                                                         15.82              9.01         6,281     2008
                                                                         13.38             15.82         6,976     2007
                                                                         11.90             13.38         6,813     2006
                                                                         10.00             11.90         7,533     2005
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.33            $11.75           607     2011
                                                                         11.03             12.33           673     2010
                                                                          8.74             11.03           744     2009
                                                                         12.54              8.74           838     2008
                                                                         11.10             12.54         1,329     2007
                                                                         10.57             11.10           971     2006
                                                                         10.00             10.57         6,846     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.20            $10.56           360     2011
                                                                          9.70             11.20           385     2010
                                                                          7.15              9.70           550     2009
                                                                         11.08              7.15           539     2008
                                                                         10.39             11.08           363     2007
                                                                         10.00             10.39            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $12.76            $12.16        50,914     2011
                                                                         11.13             12.76        31,810     2010
                                                                          8.38             11.13        37,348     2009
                                                                         14.91              8.38        51,667     2008
                                                                         12.96             14.91        64,116     2007
                                                                         11.86             12.96        69,309     2006
                                                                         10.00             11.86        42,613     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $13.21            $12.59            --     2011
                                                                         11.42             13.21            --     2010
                                                                          8.58             11.42            --     2009
                                                                         14.91              8.58            --     2008
                                                                         14.25             14.91            --     2007
                                                                         12.77             14.25            --     2006
                                                                         10.00             12.77            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.23            $10.10         3,060     2011
                                                                          9.08             10.23         3,942     2010
                                                                          7.13              9.08         6,268     2009
                                                                         12.71              7.13         7,238     2008
                                                                         12.81             12.71         6,563     2007
                                                                         10.89             12.81         7,924     2006
                                                                         10.00             10.89        10,092     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $10.70            $10.63         6,563     2011
                                                                                    9.53             10.70         6,620     2010
                                                                                    7.65              9.53         7,135     2009
                                                                                   13.43              7.65           950     2008
                                                                                   12.24             13.43           950     2007
                                                                                   11.06             12.24           974     2006
                                                                                   10.00             11.06           106     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $11.38            $11.16        31,214     2011
                                                                                    9.37             11.38         1,281     2010
                                                                                    7.47              9.37         1,346     2009
                                                                                   14.46              7.47         1,486     2008
                                                                                   11.65             14.46         3,288     2007
                                                                                   11.14             11.65         3,403     2006
                                                                                   10.00             11.14           742     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.39            $11.95            --     2011
                                                                                   10.80             11.39            --     2010
                                                                                    9.54             10.80            --     2009
                                                                                   10.08              9.54            --     2008
                                                                                   10.00             10.08            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $15.40            $13.46        32,803     2011
                                                                                   12.22             15.40        11,427     2010
                                                                                    8.92             12.22        13,188     2009
                                                                                   15.06              8.92        17,325     2008
                                                                                   13.32             15.06        15,964     2007
                                                                                   12.08             13.32        15,755     2006
                                                                                   10.00             12.08         9,663     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.50            $11.15         1,250     2011
                                                                                   10.09             12.50         1,887     2010
                                                                                    6.55             10.09         2,909     2009
                                                                                   13.71              6.55         3,665     2008
                                                                                   13.26             13.71         3,866     2007
                                                                                   11.66             13.26         4,350     2006
                                                                                   10.00             11.66         2,272     2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.39            $12.44        32,962     2011
                                                                                   11.22             12.39        57,266     2010
                                                                                    8.44             11.22        64,991     2009
                                                                                   12.23              8.44        74,153     2008
                                                                                   12.02             12.23        82,265     2007
                                                                                   10.37             12.02        70,910     2006
                                                                                   10.00             10.37        17,646     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.59            $ 8.30         2,587     2011
                                                                                    7.95              8.59         2,587     2010
                                                                                    6.23              7.95         3,754     2009
                                                                                    9.90              6.23         3,754     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.77            $10.45         5,303     2011
                                                                                    9.88             10.77         5,594     2010
                                                                                    7.99              9.88         4,389     2009
                                                                                   12.97              7.99         6,753     2008
                                                                                   12.78             12.97         4,515     2007
                                                                                   11.01             12.78           564     2006
                                                                                   10.00             11.01            --     2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.46            $ 7.72         1,981     2011
                                                               8.04              8.46         2,195     2010
                                                               6.25              8.04         2,837     2009
                                                              11.06              6.25         6,460     2008
                                                              11.02             11.06         6,719     2007
                                                              10.00             11.02         2,412     2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $11.64            $11.23         1,804     2011
                                                              10.64             11.64         2,913     2010
                                                               8.65             10.64         3,962     2009
                                                              13.16              8.65         8,292     2008
                                                              12.19             13.16         9,211     2007
                                                              10.55             12.19         7,811     2006
                                                              10.00             10.55         3,721     2005
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.95            $11.51           595     2011
                                                              10.38             10.95           637     2010
                                                               9.81             10.38         1,530     2009
                                                              10.55              9.81         1,901     2008
                                                              10.26             10.55         2,292     2007
                                                              10.03             10.26         2,313     2006
                                                              10.00             10.03         1,021     2005
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $14.20            $12.76         2,665     2011
                                                              11.47             14.20         3,846     2010
                                                               8.27             11.47         5,181     2009
                                                              13.57              8.27         6,782     2008
                                                              12.29             13.57         9,922     2007
                                                              11.56             12.29        11,824     2006
                                                              10.00             11.56         1,272     2005
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $10.28            $10.08        11,414     2011
                                                              10.48             10.28        62,603     2010
                                                              10.66             10.48         8,691     2009
                                                              10.63             10.66        16,995     2008
                                                              10.34             10.63         5,585     2007
                                                              10.08             10.34        13,422     2006
                                                              10.00             10.08         2,028     2005
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $10.92            $10.76         1,699     2011
                                                               9.98             10.92         2,378     2010
                                                               7.34              9.98         2,915     2009
                                                              11.81              7.34         3,777     2008
                                                              11.44             11.81         4,552     2007
                                                              10.69             11.44         4,959     2006
                                                              10.00             10.69         5,169     2005
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $12.97            $13.97         7,218     2011
                                                              10.26             12.97         8,600     2010
                                                               7.71             10.26         8,147     2009
                                                              12.29              7.71        12,191     2008
                                                              14.72             12.29        14,435     2007
                                                              11.29             14.72        14,371     2006
                                                              10.00             11.29         4,252     2005
------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                          $10.74            $10.71           3,648   2011
                                                                                   9.53             10.74           4,834   2010
                                                                                   7.70              9.53           8,847   2009
                                                                                  12.55              7.70          11,874   2008
                                                                                  12.18             12.55          14,955   2007
                                                                                  10.76             12.18          15,920   2006
                                                                                  10.00             10.76           8,481   2005
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                        $12.36            $12.50           2,622   2011
                                                                                   9.89             12.36           3,281   2010
                                                                                   7.71              9.89           4,068   2009
                                                                                  12.60              7.71           5,808   2008
                                                                                  12.55             12.60           6,786   2007
                                                                                  11.30             12.55           7,859   2006
                                                                                  10.00             11.30           6,665   2005
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                            $11.43            $10.89       6,723,424   2011
                                                                                  10.63             11.43       6,998,182   2010
                                                                                   8.98             10.63       7,150,800   2009
                                                                                  12.95              8.98       6,998,792   2008
                                                                                  11.83             12.95       7,099,316   2007
                                                                                  10.60             11.83       6,142,734   2006
                                                                                  10.00             10.60       3,270,803   2005
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                            $10.16            $ 9.66       9,570,364   2011
                                                                                   9.48             10.16       9,795,312   2010
                                                                                   8.02              9.48       8,989,027   2009
                                                                                  11.58              8.02       6,791,244   2008
                                                                                  10.58             11.58       4,519,862   2007
                                                                                  10.00             10.58       2,056,530   2006
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                             $11.10            $10.56              --   2011
                                                                                  10.26             11.10              --   2010
                                                                                   7.95             10.26              --   2009
                                                                                  12.68              7.95             192   2008
                                                                                  11.98             12.68             196   2007
                                                                                  10.52             11.98              99   2006
                                                                                  10.00             10.52             136   2005
--------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                 $11.60            $10.56              --   2011
                                                                                   9.47             11.60              --   2010
                                                                                   6.42              9.47              --   2009
                                                                                  10.00              6.42              --   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                               $ 9.81            $ 9.17             899   2011
                                                                                   8.99              9.81           1,140   2010
                                                                                   7.01              8.99           1,116   2009
                                                                                  10.00              7.01              --   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                    $ 9.24            $ 8.62          60,079   2011
                                                                                   8.63              9.24              --   2010
                                                                                   7.58              8.63              --   2009
                                                                                  10.00              7.58              --   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                   $10.89            $ 9.27              --   2011
                                                                                  10.00             10.89              --   2010
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares         $11.60            $12.11              --   2011
                                                                                  11.25             11.60              --   2010
                                                                                  10.57             11.25              --   2009
                                                                                  10.00             10.57              --   2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.85            $11.84            --     2011
   Shares                                                                      9.76             11.85            --     2010
                                                                               7.46              9.76            --     2009
                                                                              10.00              7.46            --     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.90            $11.89            --     2011
                                                                              10.33             11.90            --     2010
                                                                               7.23             10.33            --     2009
                                                                              10.00              7.23            --     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.33            $ 9.38           648     2011
                                                                               8.51             10.33           730     2010
                                                                               6.56              8.51            --     2009
                                                                              10.00              6.56            --     2008
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                            $12.92            $11.86         3,882     2011
                                                                              10.54             12.92         4,968     2010
                                                                               8.07             10.54         6,572     2009
                                                                              13.08              8.07        10,611     2008
                                                                              12.93             13.08        13,864     2007
                                                                              11.35             12.93        15,778     2006
                                                                              10.00             11.35         7,504     2005
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                        $13.74            $13.65        11,098     2011
                                                                              12.96             13.74        12,140     2010
                                                                              10.52             12.96        12,753     2009
                                                                              12.79             10.52         5,820     2008
                                                                              11.83             12.79         7,795     2007
                                                                              10.92             11.83         7,842     2006
                                                                              10.00             10.92         4,871     2005
----------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                           $13.46            $12.28           804     2011
                                                                              12.89             13.46         1,123     2010
                                                                               9.00             12.89         1,602     2009
                                                                              16.49              9.00         6,192     2008
                                                                              12.31             16.49         5,742     2007
                                                                              11.50             12.31         1,587     2006
                                                                              10.00             11.50         1,282     2005
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class        $11.71            $11.73         1,696     2011
   II                                                                          9.57             11.71         2,154     2010
                                                                               7.28              9.57         2,450     2009
                                                                              12.49              7.28         6,465     2008
                                                                              12.69             12.49         7,157     2007
                                                                              11.69             12.69         8,674     2006
                                                                              10.00             11.69         6,688     2005
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --          $ 8.40            $ 8.87            --     2011
   Class II                                                                    7.64              8.40            --     2010
                                                                               6.36              7.64            --     2009
                                                                               9.97              6.36            --     2008
                                                                              10.00              9.97            --     2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio         $ 8.54            $ 7.85         6,129     2011
   -- Class I                                                                  7.47              8.54         6,308     2010
                                                                               5.89              7.47         6,944     2009
                                                                               9.47              5.89         7,327     2008
                                                                              10.00              9.47        11,096     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $11.66            $11.48         1,400     2011
                                                                        10.60             11.66         1,520     2010
                                                                         7.78             10.60         1,652     2009
                                                                        12.58              7.78         1,647     2008
                                                                        11.56             12.58         1,750     2007
                                                                        10.99             11.56         2,829     2006
                                                                        10.00             10.99            --     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $11.58            $11.08           895     2011
                                                                        10.65             11.58           969     2010
                                                                         8.58             10.65         1,054     2009
                                                                        13.12              8.58         1,163     2008
                                                                        12.16             13.12         1,247     2007
                                                                        11.00             12.16         1,319     2006
                                                                        10.00             11.00            --     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $16.84            $14.78            --     2011
                                                                        12.63             16.84            --     2010
                                                                         7.91             12.63            --     2009
                                                                        13.34              7.91            --     2008
                                                                        13.30             13.34            --     2007
                                                                        12.02             13.30           240     2006
                                                                        10.00             12.02            66     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $10.85            $10.81         7,110     2011
                                                                        10.09             10.85        10,160     2010
                                                                         8.75             10.09        10,535     2009
                                                                        11.48              8.75        10,746     2008
                                                                        11.27             11.48        11,111     2007
                                                                        10.30             11.27        11,109     2006
                                                                        10.00             10.30         9,494     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $16.25            $16.98         4,617     2011
                                                                        14.60             16.25         7,583     2010
                                                                        11.21             14.60         8,687     2009
                                                                        18.38             11.21        10,414     2008
                                                                        14.70             18.38        13,401     2007
                                                                        11.45             14.70        13,738     2006
                                                                        10.00             11.45         6,941     2005
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $ 8.39            $ 8.25         2,892     2011
                                                                         7.59              8.39         3,260     2010
                                                                         6.37              7.59         3,984     2009
                                                                        11.51              6.37         3,941     2008
                                                                        11.35             11.51         3,992     2007
                                                                        10.44             11.35         4,045     2006
                                                                        10.00             10.44            --     2005
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $10.32            $ 9.98           610     2011
                                                                         9.64             10.32         1,832     2010
                                                                         6.82              9.64         2,938     2009
                                                                        12.80              6.82         3,082     2008
                                                                        11.47             12.80         2,580     2007
                                                                        10.86             11.47         2,858     2006
                                                                        10.00             10.86         2,746     2005
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $12.96            $11.63         7,388     2011
                                                                                 11.43             12.96        10,136     2010
                                                                                  8.36             11.43        14,674     2009
                                                                                 14.29              8.36        24,948     2008
                                                                                 13.74             14.29        30,521     2007
                                                                                 11.94             13.74        31,734     2006
                                                                                 10.00             11.94        16,483     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.72            $10.48         1,889     2011
                                                                                  9.44             10.72         3,164     2010
                                                                                  7.52              9.44         4,334     2009
                                                                                 12.50              7.52         6,009     2008
                                                                                 12.24             12.50         7,184     2007
                                                                                 10.88             12.24         7,198     2006
                                                                                 10.00             10.88           233     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $12.63            $12.09         7,560     2011
                                                                                 10.47             12.63        11,383     2010
                                                                                  7.80             10.47        13,236     2009
                                                                                 12.83              7.80        16,689     2008
                                                                                 13.27             12.83        17,799     2007
                                                                                 11.81             13.27        17,896     2006
                                                                                 10.00             11.81         1,598     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 9.84            $ 9.73         1,325     2011
                                                                                  7.89              9.84         2,096     2010
                                                                                  6.09              7.89         2,997     2009
                                                                                 12.22              6.09         3,891     2008
                                                                                 11.76             12.22         4,559     2007
                                                                                 11.67             11.76         5,110     2006
                                                                                 10.00             11.67         2,610     2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.28            $12.27        33,795     2011
                                                                                 11.08             12.28         8,144     2010
                                                                                  9.31             11.08        14,600     2009
                                                                                 11.29              9.31        19,500     2008
                                                                                 10.64             11.29        27,102     2007
                                                                                 10.38             10.64        33,964     2006
                                                                                 10.00             10.38        10,947     2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.18            $13.35        15,754     2011
                                                                                 11.74             13.18         5,886     2010
                                                                                  8.54             11.74         7,659     2009
                                                                                 11.38              8.54         2,656     2008
                                                                                 11.22             11.38         2,985     2007
                                                                                 10.49             11.22         3,141     2006
                                                                                 10.00             10.49         3,325     2005
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $12.62            $15.82           560     2011
                                                                                 11.54             12.62           598     2010
                                                                                 12.31             11.54           924     2009
                                                                                 10.70             12.31         1,028     2008
                                                                                  9.94             10.70         1,123     2007
                                                                                 10.03              9.94         1,624     2006
                                                                                 10.00             10.03           615     2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.97            $11.86         2,479     2011
                                                                 11.59             11.97         2,825     2010
                                                                 10.43             11.59         7,000     2009
                                                                 10.68             10.43           104     2008
                                                                 10.15             10.68           162     2007
                                                                  9.96             10.15           733     2006
                                                                 10.00              9.96           278     2005
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.22            $13.43        67,020     2011
                                                                 12.47             13.22        37,811     2010
                                                                 11.15             12.47        17,045     2009
                                                                 10.85             11.15        17,782     2008
                                                                 10.18             10.85        17,162     2007
                                                                 10.00             10.18        22,283     2006
                                                                 10.00             10.00        14,721     2005
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $13.47            $13.50             5     2011
                                                                 11.60             13.47            15     2010
                                                                  7.78             11.60            26     2009
                                                                 13.66              7.78            40     2008
                                                                 11.83             13.66            52     2007
                                                                 11.41             11.83            71     2006
                                                                 10.00             11.41            93     2005
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.25            $13.35         1,574     2011
                                                                 13.54             14.25         2,548     2010
                                                                  8.77             13.54         4,962     2009
                                                                 14.77              8.77        11,422     2008
                                                                 13.68             14.77        15,014     2007
                                                                 12.28             13.68        15,055     2006
                                                                 10.00             12.28         7,447     2005
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $12.24            $11.99            --     2011
                                                                 11.20             12.24            --     2010
                                                                  8.01             11.20            --     2009
                                                                 13.08              8.01            --     2008
                                                                 11.96             13.08            --     2007
                                                                 12.04             11.96            --     2006
                                                                 10.00             12.04            --     2005
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.40            $20.09         4,737     2011
                                                                 20.32             25.40         5,344     2010
                                                                 11.75             20.32         7,705     2009
                                                                 25.60             11.75        14,624     2008
                                                                 17.68             25.60        17,940     2007
                                                                 14.81             17.68        16,366     2006
                                                                 10.00             14.81         7,259     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.58            $11.65           116     2011
                                                                 10.00             12.58           116     2010
---------------------------------------------------------------------------------------------------------------

                    GUARANTEED WITHDRAWAL ADVANTAGE ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.77            $ 8.30        16,998     2011
                                                                               8.36              8.77        27,881     2010
                                                                               5.77              8.36        29,813     2009
                                                                              12.24              5.77        37,298     2008
                                                                              12.31             12.24        25,301     2007
                                                                              11.12             12.31        25,602     2006
                                                                              10.76             11.12        26,035     2005
                                                                              10.00             10.76        12,181     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 9.97            $ 9.00            --     2011
                                                                               8.80              9.97            --     2010
                                                                               7.42              8.80            --     2009
                                                                              13.15              7.42            --     2008
                                                                              11.98             13.15            --     2007
                                                                              11.49             11.98            --     2006
                                                                              10.77             11.49            --     2005
                                                                              10.00             10.77            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.57            $10.36         4,630     2011
                                                                               9.84             10.57         8,230     2010
                                                                               7.82              9.84         8,802     2009
                                                                              11.42              7.82         9,882     2008
                                                                              10.77             11.42         9,061     2007
                                                                              10.00             10.77         9,477     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $14.69            $13.39        13,152     2011
                                                                              13.30             14.69        22,163     2010
                                                                              10.06             13.30        26,615     2009
                                                                              17.24             10.06        31,601     2008
                                                                              15.37             17.24        34,676     2007
                                                                              12.26             15.37        38,221     2006
                                                                              10.62             12.26        20,854     2005
                                                                              10.00             10.62            18     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $12.42            $11.40            --     2011
                                                                              10.59             12.42            --     2010
                                                                               6.52             10.59            --     2009
                                                                              13.07              6.52            --     2008
                                                                              11.43             13.07            --     2007
                                                                              11.36             11.43            --     2006
                                                                              10.76             11.36            --     2005
                                                                              10.00             10.76            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $11.32            $10.86        45,899     2011
                                                                               9.97             11.32        72,589     2010
                                                                               7.92              9.97        80,327     2009
                                                                              12.59              7.92        97,343     2008
                                                                              13.14             12.59        99,708     2007
                                                                              11.55             13.14        94,629     2006
                                                                              11.32             11.55        76,220     2005
                                                                              10.00             11.32        16,006     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.73            $ 9.41            --     2011
                                                                               8.85              9.73            --     2010
                                                                               7.37              8.85            --     2009
                                                                               9.72              7.37            --     2008
                                                                              10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.19            $ 8.74            --     2011
                                                                            8.50              9.19            --     2010
                                                                            6.96              8.50            --     2009
                                                                           10.18              6.96            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $12.60            $ 9.46            --     2011
                                                                           10.83             12.60            --     2010
                                                                            7.21             10.83            --     2009
                                                                           14.01              7.21            --     2008
                                                                           11.92             14.01            --     2007
                                                                           11.21             11.92            --     2006
                                                                           11.03             11.21            --     2005
                                                                           10.00             11.03            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.92            $10.32        10,504     2011
                                                                            8.97              9.92        18,370     2010
                                                                            7.60              8.97        33,819     2009
                                                                           13.07              7.60        38,502     2008
                                                                           12.71             13.07        32,875     2007
                                                                           11.08             12.71        35,068     2006
                                                                           10.81             11.08        32,113     2005
                                                                           10.00             10.81        12,931     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.19            $ 8.05        45,130     2011
                                                                            9.96             10.19        45,053     2010
                                                                            7.56              9.96        43,295     2009
                                                                           16.51              7.56        58,238     2008
                                                                           15.95             16.51        64,635     2007
                                                                           12.03             15.95        59,942     2006
                                                                           10.53             12.03        30,684     2005
                                                                           10.00             10.53         4,595     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.39            $10.75         7,220     2011
                                                                           10.57             11.39         9,728     2010
                                                                            7.86             10.57        10,150     2009
                                                                           13.33              7.86        11,549     2008
                                                                           11.97             13.33         9,792     2007
                                                                           12.28             11.97        10,865     2006
                                                                           10.91             12.28        13,556     2005
                                                                           10.00             10.91         3,602     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.39            $10.61            --     2011
                                                                            7.75             10.39            --     2010
                                                                            5.60              7.75            --     2009
                                                                           10.50              5.60            --     2008
                                                                            9.42             10.50            --     2007
                                                                           10.00              9.42            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.41            $12.50        19,910     2011
                                                                           11.07             11.41        19,610     2010
                                                                           10.24             11.07        26,178     2009
                                                                           10.62             10.24        25,785     2008
                                                                            9.89             10.62         6,723     2007
                                                                            9.93              9.89         7,108     2006
                                                                           10.00              9.93         5,577     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                         $11.34            $10.81          4,650    2011
                                                                              10.28             11.34          8,397    2010
                                                                               8.01             10.28         10,209    2009
                                                                              12.95              8.01         10,854    2008
                                                                              13.01             12.95          9,624    2007
                                                                              10.91             13.01         14,771    2006
                                                                              10.84             10.91         13,187    2005
                                                                              10.00             10.84          3,813    2004
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                   $14.48            $13.68         38,023    2011
                                                                              13.45             14.48         40,678    2010
                                                                              11.35             13.45         41,980    2009
                                                                              14.41             11.35         44,051    2008
                                                                              12.59             14.41         54,399    2007
                                                                              11.03             12.59         45,222    2006
                                                                              10.00             11.03             --    2005
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                    $10.57            $10.61             --    2011
                                                                               9.37             10.57             --    2010
                                                                               7.55              9.37             --    2009
                                                                              13.02              7.55             --    2008
                                                                              12.29             13.02             --    2007
                                                                              11.73             12.29             --    2006
                                                                              10.83             11.73             --    2005
                                                                              10.00             10.83             --    2004
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                 $11.93            $11.39          6,754    2011
                                                                               9.48             11.93          8,423    2010
                                                                               7.55              9.48         14,496    2009
                                                                              12.88              7.55         15,717    2008
                                                                              13.29             12.88         12,784    2007
                                                                              12.07             13.29         15,967    2006
                                                                              11.18             12.07         16,343    2005
                                                                              10.00             11.18          2,945    2004
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               $12.48            $11.91         25,310    2011
                                                                              10.47             12.48         37,057    2010
                                                                               8.43             10.47         46,776    2009
                                                                              14.20              8.43         51,579    2008
                                                                              12.33             14.20         43,581    2007
                                                                              11.85             12.33         52,156    2006
                                                                              11.25             11.85         42,972    2005
                                                                              10.00             11.25         18,142    2004
----------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities          $13.89            $11.41         60,218    2011
   Fund -- Class 2                                                            12.45             13.89         68,418    2010
                                                                               9.21             12.45         82,597    2009
                                                                              18.23              9.21         97,104    2008
                                                                              15.54             18.23         79,809    2007
                                                                              12.86             15.54        102,120    2006
                                                                              10.97             12.86         93,312    2005
                                                                              10.00             10.97         40,518    2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $11.42            $11.48            339    2011
                                                                10.67             11.42            406    2010
                                                                 7.54             10.67          5,696    2009
                                                                10.56              7.54          6,320    2008
                                                                10.59             10.56         15,838    2007
                                                                10.24             10.59             --    2006
                                                                10.06             10.24             --    2005
                                                                10.00             10.06             --    2004
--------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $14.25            $14.66          5,412    2011
                                                                12.71             14.25          6,776    2010
                                                                 8.50             12.71          7,780    2009
                                                                11.73              8.50         10,480    2008
                                                                11.60             11.73          9,911    2007
                                                                10.70             11.60         10,822    2006
                                                                10.67             10.70          9,024    2005
                                                                10.00             10.67          3,057    2004
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $13.43            $11.40         11,030    2011
                                                                11.64             13.43          7,818    2010
                                                                 9.19             11.64          5,241    2009
                                                                16.14              9.19          5,422    2008
                                                                13.65             16.14             --    2007
                                                                12.14             13.65             --    2006
                                                                11.17             12.14             --    2005
                                                                10.00             11.17             --    2004
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $12.26            $11.68        100,258    2011
                                                                10.97             12.26        170,799    2010
                                                                 8.69             10.97        180,535    2009
                                                                12.47              8.69        177,119    2008
                                                                11.04             12.47        177,076    2007
                                                                10.51             11.04        187,521    2006
                                                                10.33             10.51        193,962    2005
                                                                10.00             10.33         88,057    2004
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $11.20            $10.56         80,445    2011
                                                                 9.70             11.20         84,435    2010
                                                                 7.15              9.70         91,838    2009
                                                                11.08              7.15        102,248    2008
                                                                10.39             11.08        107,455    2007
                                                                10.00             10.39         89,288    2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $13.67            $13.03          1,662    2011
                                                                11.93             13.67          1,662    2010
                                                                 8.98             11.93            843    2009
                                                                15.98              8.98             --    2008
                                                                13.89             15.98         13,019    2007
                                                                12.72             13.89          8,880    2006
                                                                11.12             12.72             --    2005
                                                                10.00             11.12             --    2004
--------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.99            $12.39            --     2011
                                                                         11.23             12.99            --     2010
                                                                          8.44             11.23            --     2009
                                                                         14.67              8.44            --     2008
                                                                         14.02             14.67            --     2007
                                                                         12.56             14.02            --     2006
                                                                         10.62             12.56            --     2005
                                                                         10.00             10.62            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.66            $10.53        21,406     2011
                                                                          9.46             10.66        32,743     2010
                                                                          7.43              9.46        35,633     2009
                                                                         13.25              7.43        41,838     2008
                                                                         13.35             13.25        46,583     2007
                                                                         11.35             13.35        33,400     2006
                                                                         10.97             11.35        34,281     2005
                                                                         10.00             10.97        15,919     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.75            $10.68            --     2011
                                                                          9.57             10.75            --     2010
                                                                          7.68              9.57            --     2009
                                                                         13.49              7.68            --     2008
                                                                         12.30             13.49            --     2007
                                                                         11.11             12.30            --     2006
                                                                         10.55             11.11            --     2005
                                                                         10.00             10.55            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $11.01            $10.80         6,536     2011
                                                                          9.07             11.01        10,163     2010
                                                                          7.23              9.07        12,254     2009
                                                                         13.99              7.23        13,959     2008
                                                                         11.27             13.99        11,239     2007
                                                                         10.78             11.27        19,551     2006
                                                                         10.42             10.78        16,249     2005
                                                                         10.00             10.42           384     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.39            $11.95         2,883     2011
                                                                         10.80             11.39         2,883     2010
                                                                          9.54             10.80         1,454     2009
                                                                         10.08              9.54            --     2008
                                                                         10.00             10.08        16,655     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.99            $15.73        21,047     2011
                                                                         14.27             17.99        29,186     2010
                                                                         10.42             14.27        40,306     2009
                                                                         17.59             10.42        49,184     2008
                                                                         15.55             17.59        45,651     2007
                                                                         14.11             15.55        51,749     2006
                                                                         12.20             14.11        44,140     2005
                                                                         10.00             12.20        16,426     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $12.10            $10.79            --     2011
                                                                          9.77             12.10            --     2010
                                                                          6.34              9.77            --     2009
                                                                         13.27              6.34            --     2008
                                                                         12.84             13.27            --     2007
                                                                         11.28             12.84            --     2006
                                                                         11.24             11.28            --     2005
                                                                         10.00             11.24            --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.39            $12.44        459,793    2011
                                                                                   11.22             12.39        584,623    2010
                                                                                    8.44             11.22        657,139    2009
                                                                                   12.23              8.44        782,977    2008
                                                                                   12.02             12.23        803,927    2007
                                                                                   10.37             12.02        743,071    2006
                                                                                   10.00             10.37        296,734    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.59            $ 8.30             --    2011
                                                                                    7.95              8.59             --    2010
                                                                                    6.23              7.95             --    2009
                                                                                    9.90              6.23             --    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.77            $10.45         12,357    2011
                                                                                    9.88             10.77          9,880    2010
                                                                                    7.99              9.88         15,317    2009
                                                                                   12.97              7.99         15,272    2008
                                                                                   12.78             12.97             --    2007
                                                                                   11.01             12.78          9,766    2006
                                                                                   10.00             11.01             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.46            $ 7.72             --    2011
                                                                                    8.04              8.46             --    2010
                                                                                    6.25              8.04             --    2009
                                                                                   11.06              6.25             --    2008
                                                                                   11.02             11.06             --    2007
                                                                                   10.00             11.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $12.23            $11.80             --    2011
                                                                                   11.18             12.23             --    2010
                                                                                    9.09             11.18             --    2009
                                                                                   13.82              9.09             --    2008
                                                                                   12.81             13.82             --    2007
                                                                                   11.08             12.81             --    2006
                                                                                   10.86             11.08             --    2005
                                                                                   10.00             10.86             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.17            $11.74          9,061    2011
                                                                                   10.59             11.17         16,021    2010
                                                                                   10.01             10.59         19,511    2009
                                                                                   10.76             10.01         16,968    2008
                                                                                   10.47             10.76         23,621    2007
                                                                                   10.23             10.47         61,190    2006
                                                                                   10.22             10.23         28,818    2005
                                                                                   10.00             10.22          8,059    2004
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $15.40            $13.84          3,296    2011
                                                                                   12.45             15.40          5,176    2010
                                                                                    8.98             12.45          5,770    2009
                                                                                   14.72              8.98          7,702    2008
                                                                                   13.34             14.72         12,174    2007
                                                                                   12.55             13.34          7,114    2006
                                                                                   11.45             12.55          7,131    2005
                                                                                   10.00             11.45          5,854    2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.22            $10.02         181,123   2011
                                                         10.43             10.22         139,455   2010
                                                         10.60             10.43         193,494   2009
                                                         10.58             10.60         153,925   2008
                                                         10.28             10.58         277,475   2007
                                                         10.02             10.28         202,077   2006
                                                          9.94             10.02         150,013   2005
                                                         10.00              9.94          63,799   2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.77            $10.61              --   2011
                                                          9.85             10.77              --   2010
                                                          7.24              9.85              --   2009
                                                         11.65              7.24              --   2008
                                                         11.28             11.65              --   2007
                                                         10.55             11.28              --   2006
                                                         10.62             10.55              --   2005
                                                         10.00             10.62              --   2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $17.19            $18.52           2,214   2011
                                                         13.60             17.19           1,910   2010
                                                         10.22             13.60           2,231   2009
                                                         16.29             10.22           3,794   2008
                                                         19.52             16.29              --   2007
                                                         14.96             19.52              --   2006
                                                         13.65             14.96              --   2005
                                                         10.00             13.65              --   2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $11.15            $11.12              --   2011
                                                          9.91             11.15              --   2010
                                                          8.00              9.91              --   2009
                                                         13.03              8.00              --   2008
                                                         12.65             13.03           9,506   2007
                                                         11.18             12.65              --   2006
                                                         10.91             11.18              --   2005
                                                         10.00             10.91              --   2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $13.00            $13.14           3,303   2011
                                                         10.40             13.00           4,960   2010
                                                          8.10             10.40           6,640   2009
                                                         13.24              8.10           8,153   2008
                                                         13.19             13.24           7,098   2007
                                                         11.88             13.19           9,211   2006
                                                         11.06             11.88           7,528   2005
                                                         10.00             11.06           3,134   2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $11.67            $11.12       2,438,758   2011
                                                         10.86             11.67       3,279,709   2010
                                                          9.17             10.86       3,698,253   2009
                                                         13.22              9.17       4,144,936   2008
                                                         12.07             13.22       4,516,098   2007
                                                         10.83             12.07       4,871,910   2006
                                                         10.65             10.83       4,728,701   2005
                                                         10.00             10.65       1,766,706   2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $10.16            $ 9.66         275,381   2011
                                                          9.48             10.16         307,656   2010
                                                          8.02              9.48         360,794   2009
                                                         11.58              8.02         399,418   2008
                                                         10.58             11.58         433,206   2007
                                                         10.00             10.58         399,054   2006
-------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                          $11.32            $10.78            --     2011
                                                                              10.47             11.32            --     2010
                                                                               8.11             10.47            --     2009
                                                                              12.94              8.11            --     2008
                                                                              12.22             12.94            --     2007
                                                                              10.73             12.22            --     2006
                                                                              10.68             10.73            --     2005
                                                                              10.00             10.68            --     2004
----------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                              $11.60            $10.56         5,305     2011
                                                                               9.47             11.60         4,438     2010
                                                                               6.42              9.47           539     2009
                                                                              10.00              6.42            --     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                            $ 9.81            $ 9.17         1,105     2011
                                                                               8.99              9.81         1,105     2010
                                                                               7.01              8.99           561     2009
                                                                              10.00              7.01            --     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares                 $ 9.24            $ 8.62        14,722     2011
                                                                               8.63              9.24        11,317     2010
                                                                               7.58              8.63        17,422     2009
                                                                              10.00              7.58        16,226     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service Shares                $10.89            $ 9.27         2,631     2011
                                                                              10.00             10.89         2,648     2010
----------------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service             $11.60            $12.11        34,760     2011
   Shares                                                                     11.25             11.60        29,855     2010
                                                                              10.57             11.25        13,321     2009
                                                                              10.00             10.57        11,409     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service           $11.85            $11.84        10,649     2011
   Shares                                                                      9.76             11.85         8,844     2010
                                                                               7.46              9.76        18,771     2009
                                                                              10.00              7.46        19,956     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                            $11.90            $11.89        42,596     2011
                                                                              10.33             11.90        35,124     2010
                                                                               7.23             10.33        23,373     2009
                                                                              10.00              7.23        27,237     2008
----------------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares               $10.33            $ 9.38        13,464     2011
                                                                               8.51             10.33        10,120     2010
                                                                               6.56              8.51         7,126     2009
                                                                              10.00              6.56         7,605     2008
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                            $12.92            $11.86         5,512     2011
                                                                              10.54             12.92         8,559     2010
                                                                               8.07             10.54        11,210     2009
                                                                              13.08              8.07        17,147     2008
                                                                              12.93             13.08        15,312     2007
                                                                              11.35             12.93        16,787     2006
                                                                              10.00             11.35        15,837     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                        $14.27            $14.19        214,911    2011
                                                                              13.46             14.27        294,095    2010
                                                                              10.93             13.46        315,797    2009
                                                                              13.29             10.93        266,112    2008
                                                                              12.29             13.29        278,901    2007
                                                                              11.35             12.29        268,705    2006
                                                                              10.75             11.35        158,807    2005
                                                                              10.00             10.75         14,502    2004
----------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                           $14.63            $13.35          6,415    2011
                                                                              14.01             14.63          4,901    2010
                                                                               9.79             14.01         13,004    2009
                                                                              17.92              9.79         15,093    2008
                                                                              13.38             17.92         11,696    2007
                                                                              12.50             13.38         11,469    2006
                                                                              11.33             12.50             --    2005
                                                                              10.00             11.33             --    2004
----------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares                                        $26.70            $17.72             --    2011
                                                                              21.78             26.70             --    2010
                                                                              12.41             21.78             --    2009
                                                                              26.49             12.41             --    2008
                                                                              21.11             26.49             --    2007
                                                                              14.68             21.11             --    2006
                                                                              11.35             14.68             --    2005
                                                                              10.00             11.35          6,949    2004
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class        $11.38            $11.40          9,063    2011
   II                                                                          9.31             11.38         19,959    2010
                                                                               7.08              9.31         31,638    2009
                                                                              12.15              7.08         37,595    2008
                                                                              12.34             12.15         30,830    2007
                                                                              11.37             12.34         31,237    2006
                                                                              10.57             11.37         24,984    2005
                                                                              10.00             10.57         12,476    2004
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio --          $ 8.40            $ 8.87         32,454    2011
   Class II                                                                    7.64              8.40         36,477    2010
                                                                               6.36              7.64         40,565    2009
                                                                               9.97              6.36         45,605    2008
                                                                              10.00              9.97         50,659    2007
----------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio         $ 8.54            $ 7.85         13,081    2011
   -- Class I                                                                  7.47              8.54         13,714    2010
                                                                               5.89              7.47         14,571    2009
                                                                               9.47              5.89         15,352    2008
                                                                              10.00              9.47         13,059    2007
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                $11.76            $11.58          1,239    2011
                                                                              10.70             11.76          2,528    2010
                                                                               7.84             10.70          1,870    2009
                                                                              12.69              7.84          2,655    2008
                                                                              11.66             12.69          2,301    2007
                                                                              11.08             11.66          5,822    2006
                                                                              10.84             11.08          5,106    2005
                                                                              10.00             10.84            627    2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $12.28            $11.75             --    2011
                                                                      11.29             12.28             --    2010
                                                                       9.10             11.29             --    2009
                                                                      13.91              9.10             --    2008
                                                                      12.89             13.91             --    2007
                                                                      11.67             12.89             --    2006
                                                                      11.12             11.67             --    2005
                                                                      10.00             11.12             --    2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $15.31            $13.43          1,559    2011
                                                                      11.48             15.31          2,219    2010
                                                                       7.19             11.48          3,336    2009
                                                                      12.12              7.19          6,559    2008
                                                                      12.09             12.12          4,644    2007
                                                                      10.92             12.09          6,097    2006
                                                                      10.60             10.92          5,703    2005
                                                                      10.00             10.60          1,785    2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.85            $10.81        118,912    2011
                                                                      10.09             10.85        175,699    2010
                                                                       8.75             10.09        196,547    2009
                                                                      11.48              8.75        207,698    2008
                                                                      11.27             11.48        225,396    2007
                                                                      10.30             11.27        221,848    2006
                                                                      10.00             10.30        166,403    2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $20.18            $21.07             --    2011
                                                                      18.13             20.18             --    2010
                                                                      13.92             18.13             --    2009
                                                                      22.82             13.92          1,815    2008
                                                                      18.25             22.82             --    2007
                                                                      14.21             18.25             --    2006
                                                                      12.43             14.21             --    2005
                                                                      10.00             12.43             --    2004
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.91            $ 8.77        341,889    2011
                                                                       8.06              8.91        385,782    2010
                                                                       6.76              8.06        421,154    2009
                                                                      12.23              6.76        388,956    2008
                                                                      12.06             12.23        361,888    2007
                                                                      11.09             12.06        349,231    2006
                                                                      10.91             11.09        323,608    2005
                                                                      10.00             10.91         47,184    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $10.43            $10.08             --    2011
                                                                       9.74             10.43             --    2010
                                                                       6.89              9.74             --    2009
                                                                      12.94              6.89             --    2008
                                                                      11.59             12.94             --    2007
                                                                      10.98             11.59             --    2006
                                                                      10.68             10.98             --    2005
                                                                      10.00             10.68             --    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $14.06            $12.61          9,971    2011
                                                                      12.39             14.06          7,404    2010
                                                                       9.07             12.39          7,291    2009
                                                                      15.51              9.07          8,204    2008
                                                                      14.91             15.51             --    2007
                                                                      12.95             14.91             --    2006
                                                                      11.58             12.95             --    2005
                                                                      10.00             11.58             --    2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $11.03            $10.78         46,995    2011
                                                                                  9.71             11.03         37,802    2010
                                                                                  7.74              9.71         21,679    2009
                                                                                 12.86              7.74         22,489    2008
                                                                                 12.59             12.86             --    2007
                                                                                 11.19             12.59         22,203    2006
                                                                                 10.79             11.19             --    2005
                                                                                 10.00             10.79             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $13.55            $12.97         35,104    2011
                                                                                 11.23             13.55         42,096    2010
                                                                                  8.37             11.23         35,525    2009
                                                                                 13.76              8.37         45,031    2008
                                                                                 14.24             13.76         44,226    2007
                                                                                 12.66             14.24         34,807    2006
                                                                                 11.77             12.66         27,462    2005
                                                                                 10.00             11.77          8,840    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $10.41            $10.29             --    2011
                                                                                  8.35             10.41             --    2010
                                                                                  6.44              8.35             --    2009
                                                                                 12.93              6.44             --    2008
                                                                                 12.44             12.93             --    2007
                                                                                 12.35             12.44             --    2006
                                                                                 11.25             12.35             --    2005
                                                                                 10.00             11.25             --    2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.28            $12.27             --    2011
                                                                                 11.08             12.28             --    2010
                                                                                  9.31             11.08             --    2009
                                                                                 11.29              9.31          4,082    2008
                                                                                 10.64             11.29             --    2007
                                                                                 10.38             10.64             --    2006
                                                                                 10.00             10.38             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.85            $14.04         22,031    2011
                                                                                 12.34             13.85         30,023    2010
                                                                                  8.98             12.34         31,280    2009
                                                                                 11.97              8.98         39,011    2008
                                                                                 11.79             11.97         35,949    2007
                                                                                 11.03             11.79         50,603    2006
                                                                                 10.80             11.03         35,040    2005
                                                                                 10.00             10.80         10,944    2004
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $13.78            $17.27         11,147    2011
                                                                                 12.59             13.78         12,582    2010
                                                                                 13.43             12.59         18,220    2009
                                                                                 11.68             13.43         18,134    2008
                                                                                 10.85             11.68         32,748    2007
                                                                                 10.94             10.85         29,333    2006
                                                                                 10.65             10.94         27,785    2005
                                                                                 10.00             10.65          9,496    2004
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.97            $11.86         84,748    2011
                                                                                 11.59             11.97        103,528    2010
                                                                                 10.43             11.59        114,664    2009
                                                                                 10.68             10.43        113,424    2008
                                                                                 10.15             10.68        201,683    2007
                                                                                  9.96             10.15        141,911    2006
                                                                                 10.00              9.96         91,098    2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.69            $13.91         84,078    2011
                                                                 12.92             13.69        115,427    2010
                                                                 11.55             12.92        113,619    2009
                                                                 11.24             11.55        119,777    2008
                                                                 10.55             11.24        174,256    2007
                                                                 10.36             10.55        226,955    2006
                                                                 10.31             10.36        141,148    2005
                                                                 10.00             10.31         66,280    2004
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $13.28            $13.30             --    2011
                                                                 11.43             13.28             --    2010
                                                                  7.67             11.43             --    2009
                                                                 13.46              7.67             --    2008
                                                                 11.65             13.46             --    2007
                                                                 11.24             11.65             --    2006
                                                                 11.33             11.24             --    2005
                                                                 10.00             11.33             --    2004
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $15.63            $14.64             --    2011
                                                                 14.85             15.63             --    2010
                                                                  9.62             14.85             --    2009
                                                                 16.19              9.62             --    2008
                                                                 15.00             16.19         10,189    2007
                                                                 13.46             15.00         18,508    2006
                                                                 11.32             13.46             --    2005
                                                                 10.00             11.32             --    2004
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $12.40            $12.15          5,528    2011
                                                                 11.35             12.40          6,296    2010
                                                                  8.11             11.35          7,049    2009
                                                                 13.25              8.11         12,602    2008
                                                                 12.12             13.25         11,110    2007
                                                                 12.19             12.12         13,015    2006
                                                                 10.90             12.19          9,775    2005
                                                                 10.00             10.90            836    2004
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.40            $20.09          1,073    2011
                                                                 20.32             25.40          1,072    2010
                                                                 11.75             20.32          1,999    2009
                                                                 25.60             11.75          2,173    2008
                                                                 17.68             25.60          1,668    2007
                                                                 14.81             17.68             --    2006
                                                                 10.00             14.81             --    2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.58            $11.65             --    2011
                                                                 10.00             12.58             --    2010
---------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.45            $ 7.04            --     2011
                                                                               7.12              7.45            --     2010
                                                                               4.93              7.12            --     2009
                                                                              10.48              4.93            --     2008
                                                                              10.58             10.48            --     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.10            $ 7.30            --     2011
                                                                               7.18              8.10            --     2010
                                                                               6.06              7.18            --     2009
                                                                              10.77              6.06            --     2008
                                                                               9.84             10.77            --     2007
                                                                              10.00              9.84            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.44            $10.21            --     2011
                                                                               9.75             10.44            --     2010
                                                                               7.77              9.75            --     2009
                                                                              11.37              7.77            --     2008
                                                                              10.75             11.37            --     2007
                                                                              10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.38            $ 9.45        21,670     2011
                                                                               9.43             10.38        21,273     2010
                                                                               7.15              9.43        37,221     2009
                                                                              12.29              7.15        40,868     2008
                                                                              10.98             12.29        71,283     2007
                                                                              10.00             10.98        48,530     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.27            $ 9.40            --     2011
                                                                               8.78             10.27            --     2010
                                                                               5.42              8.78            --     2009
                                                                              10.90              5.42            --     2008
                                                                               9.55             10.90            --     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.29            $ 8.90            --     2011
                                                                               8.21              9.29            --     2010
                                                                               6.54              8.21           746     2009
                                                                              10.42              6.54           843     2008
                                                                              10.91             10.42        68,818     2007
                                                                              10.00             10.91        16,152     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.63            $ 9.30         4,202     2011
                                                                               8.79              9.63         3,092     2010
                                                                               7.34              8.79         8,955     2009
                                                                               9.71              7.34         6,149     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.11            $ 8.64         2,084     2011
                                                                               8.45              9.11         2,305     2010
                                                                               6.94              8.45         2,593     2009
                                                                              10.17              6.94        10,008     2008
                                                                              10.00             10.17         1,949     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $10.68            $ 8.00             --    2011
                                                                          9.20             10.68             --    2010
                                                                          6.15              9.20             --    2009
                                                                         11.96              6.15             --    2008
                                                                         10.20             11.96             --    2007
                                                                         10.00             10.20             --    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.51            $ 8.83             --    2011
                                                                          7.71              8.51             --    2010
                                                                          6.55              7.71             --    2009
                                                                         11.30              6.55             --    2008
                                                                         11.02             11.30             --    2007
                                                                         10.00             11.02             --    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 7.05            $ 5.56         73,123    2011
                                                                          6.91              7.05         62,549    2010
                                                                          5.26              6.91         68,628    2009
                                                                         11.52              5.26         75,147    2008
                                                                         11.16             11.52        176,967    2007
                                                                         10.00             11.16        111,337    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 9.29            $ 8.74             --    2011
                                                                          8.65              9.29             --    2010
                                                                          6.45              8.65             --    2009
                                                                         10.96              6.45             --    2008
                                                                          9.86             10.96             --    2007
                                                                         10.00              9.86             --    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.26            $10.46             --    2011
                                                                          7.68             10.26             --    2010
                                                                          5.56              7.68          2,246    2009
                                                                         10.45              5.56          2,556    2008
                                                                          9.40             10.45             --    2007
                                                                         10.00              9.40             --    2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.58            $12.65         40,191    2011
                                                                         11.26             11.58         47,187    2010
                                                                         10.45             11.26         80,469    2009
                                                                         10.86             10.45         70,691    2008
                                                                         10.14             10.86             --    2007
                                                                         10.00             10.14             --    2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.58            $ 9.11             --    2011
                                                                          8.71              9.58             --    2010
                                                                          6.80              8.71             --    2009
                                                                         11.03              6.80             --    2008
                                                                         11.11             11.03             --    2007
                                                                         10.00             11.11             --    2006
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $11.89            $11.20        388,307    2011
                                                                         11.07             11.89        407,328    2010
                                                                          9.36             11.07        442,080    2009
                                                                         11.92              9.36        427,117    2008
                                                                         10.44             11.92        504,442    2007
                                                                         10.00             10.44        276,579    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.56            $ 8.57             --
                                                                                       7.61              8.56             --
                                                                                       6.14              7.61             --
                                                                                      10.63              6.14             --
                                                                                      10.06             10.63             --
                                                                                      10.00             10.06             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 8.85            $ 8.43             --
                                                                                       7.05              8.85             --
                                                                                       5.63              7.05             --
                                                                                       9.63              5.63             --
                                                                                       9.96              9.63             --
                                                                                      10.00              9.96             --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $10.20            $ 9.71             --
                                                                                       8.58             10.20             --
                                                                                       6.93              8.58          3,031
                                                                                      11.70              6.93          3,012
                                                                                      10.18             11.70             --
                                                                                      10.00             10.18             --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 9.34            $ 7.66         26,517
   Class 2                                                                             8.40              9.34         23,590
                                                                                       6.22              8.40         27,985
                                                                                      12.35              6.22         31,814
                                                                                      10.56             12.35         70,901
                                                                                      10.00             10.56         59,477
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.88            $10.92             --
                                                                                      10.20             10.88             58
                                                                                       7.23             10.20         22,994
                                                                                      10.14              7.23         26,023
                                                                                      10.20             10.14         57,686
                                                                                      10.00             10.20             --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $12.84            $13.18             --
                                                                                      11.48             12.84             --
                                                                                       7.70             11.48             --
                                                                                      10.65              7.70             --
                                                                                      10.56             10.65             --
                                                                                      10.00             10.56             --
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                       $10.06            $ 8.51         36,074
                                                                                       8.73             10.06         33,034
                                                                                       6.92              8.73         28,461
                                                                                      12.17              6.92         29,872
                                                                                      10.32             12.17             --
                                                                                      10.00             10.32             --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          $11.07            $10.41        205,572
                                                                                       9.61             11.07        232,046
                                                                                       7.10              9.61        235,807
                                                                                      11.03              7.10        251,603
                                                                                      10.38             11.03        272,087
                                                                                      10.00             10.38        238,752
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.97            $ 9.48              --   2011
                                                                          8.72              9.97              --   2010
                                                                          6.58              8.72             708   2009
                                                                         11.74              6.58             842   2008
                                                                         10.24             11.74          62,235   2007
                                                                         10.00             10.24          34,100   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.30            $ 8.85              --   2011
                                                                          8.06              9.30              --   2010
                                                                          6.07              8.06              --   2009
                                                                         10.58              6.07              --   2008
                                                                         10.14             10.58              --   2007
                                                                         10.00             10.14              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.68            $ 8.55              --   2011
                                                                          7.72              8.68              --   2010
                                                                          6.08              7.72             635   2009
                                                                         10.87              6.08             732   2008
                                                                         10.98             10.87          53,333   2007
                                                                         10.00             10.98              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.12            $ 9.04              --   2011
                                                                          8.14              9.12              --   2010
                                                                          6.55              8.14              --   2009
                                                                         11.53              6.55              --   2008
                                                                         10.55             11.53              --   2007
                                                                         10.00             10.55              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.74            $ 9.53              --   2011
                                                                          8.04              9.74              --   2010
                                                                          6.43              8.04              --   2009
                                                                         12.47              6.43              --   2008
                                                                         10.07             12.47              --   2007
                                                                         10.00             10.07              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.28            $11.81              --   2011
                                                                         10.73             11.28              --   2010
                                                                          9.50             10.73             456   2009
                                                                         10.06              9.50             451   2008
                                                                         10.00             10.06          58,415   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $11.20            $ 9.77              --   2011
                                                                          8.91             11.20              --   2010
                                                                          6.52              8.91             278   2009
                                                                         11.04              6.52             339   2008
                                                                          9.78             11.04          26,545   2007
                                                                         10.00              9.78              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.86            $ 8.77              --   2011
                                                                          7.98              9.86              --   2010
                                                                          5.19              7.98              --   2009
                                                                         10.90              5.19              --   2008
                                                                         10.57             10.90              --   2007
                                                                         10.00             10.57              --   2006
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $11.27            $11.29       1,048,230   2011
                                                                         10.23             11.27       1,174,906   2010
                                                                          7.71             10.23       1,339,463   2009
                                                                         11.21              7.71       1,581,950   2008
                                                                         11.05             11.21       1,701,507   2007
                                                                         10.00             11.05       1,009,911   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.52            $ 8.21        47,687     2011
                                                                                    7.90              8.52        50,685     2010
                                                                                    6.20              7.90        25,798     2009
                                                                                    9.89              6.20        38,189     2008
                                                                                   10.00              9.89        30,853     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.06            $ 8.77        35,356     2011
                                                                                    8.33              9.06        36,419     2010
                                                                                    6.76              8.33        71,845     2009
                                                                                   10.99              6.76        72,712     2008
                                                                                   10.86             10.99            --     2007
                                                                                   10.00             10.86        32,419     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.36            $ 7.61            --     2011
                                                                                    7.96              8.36            --     2010
                                                                                    6.21              7.96         2,187     2009
                                                                                   11.01              6.21         2,246     2008
                                                                                   11.00             11.01            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.30            $ 9.92            --     2011
                                                                                    9.44             10.30            --     2010
                                                                                    7.70              9.44            --     2009
                                                                                   11.74              7.70            --     2008
                                                                                   10.90             11.74            --     2007
                                                                                   10.00             10.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.91            $11.44            --     2011
                                                                                   10.37             10.91            --     2010
                                                                                    9.83             10.37            --     2009
                                                                                   10.60              9.83            --     2008
                                                                                   10.34             10.60            --     2007
                                                                                   10.00             10.34        84,496     2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.32            $10.15            --     2011
                                                                                    9.17             11.32            --     2010
                                                                                    6.63              9.17           271     2009
                                                                                   10.90              6.63           336     2008
                                                                                    9.90             10.90        26,730     2007
                                                                                   10.00              9.90            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.01            $ 9.79        21,010     2011
                                                                                   10.24             10.01        88,812     2010
                                                                                   10.44             10.24        38,638     2009
                                                                                   10.44             10.44        34,888     2008
                                                                                   10.17             10.44        10,375     2007
                                                                                   10.00             10.17        17,238     2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.86            $ 9.69            --     2011
                                                                                    9.03              9.86            --     2010
                                                                                    6.66              9.03            --     2009
                                                                                   10.74              6.66            --     2008
                                                                                   10.43             10.74            --     2007
                                                                                   10.00             10.43            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.61            $11.40         9,236     2011
                                                                                    8.41             10.61        10,514     2010
                                                                                    6.34              8.41        13,737     2009
                                                                                   10.13              6.34        15,895     2008
                                                                                   12.16             10.13            --     2007
                                                                                   10.00             12.16            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                            $ 9.45            $ 9.40              --
                                                                                     8.41              9.45              --
                                                                                     6.81              8.41           2,495
                                                                                    11.13              6.81           2,547
                                                                                    10.83             11.13          39,093
                                                                                    10.00             10.83              --
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 9.67            $ 9.75              --
                                                                                     7.76              9.67              --
                                                                                     6.06              7.76              --
                                                                                     9.93              6.06              --
                                                                                     9.92              9.93              --
                                                                                    10.00              9.92              --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $10.04            $ 9.52       1,812,067
                                                                                     9.39             10.04       1,983,952
                                                                                     7.96              9.39       2,239,352
                                                                                    11.53              7.96       2,340,676
                                                                                    10.57             11.53       2,520,805
                                                                                    10.00             10.57       1,470,102
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.90            $ 9.40              --
                                                                                     9.18              9.90              --
                                                                                     7.13              9.18              --
                                                                                    11.41              7.13              --
                                                                                    10.80             11.41              --
                                                                                    10.00             10.80              --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.54            $10.47           9,563
                                                                                     9.43             11.54           9,531
                                                                                     6.42              9.43              --
                                                                                    10.00              6.42              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.75            $ 9.09              --
                                                                                     8.96              9.75              --
                                                                                     7.00              8.96              --
                                                                                    10.00              7.00              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.19            $ 8.55          36,271
                                                                                     8.61              9.19          36,109
                                                                                     7.58              8.61          66,181
                                                                                    10.00              7.58          62,429
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.87            $ 9.23              --
                                                                                    10.00             10.87              88
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.53            $12.01          84,955
                                                                                    11.21             11.53          94,550
                                                                                    10.56             11.21          50,323
                                                                                    10.00             10.56          44,191
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.78            $11.74          26,263
                                                                                     9.73             11.78          28,172
                                                                                     7.45              9.73          71,523
                                                                                    10.00              7.45          77,192
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $11.83            $11.79         104,942
                                                                                    10.29             11.83         111,992
                                                                                     7.22             10.29          88,827
                                                                                    10.00              7.22         104,899
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                      2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                       $10.27            $ 9.30        33,271
                                                                                        8.48             10.27        32,338
                                                                                        6.56              8.48        27,128
                                                                                       10.00              6.56        29,328
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $12.09            $11.98        65,474
                                                                                       11.43             12.09        55,387
                                                                                        9.31             11.43        57,044
                                                                                       11.34              9.31        53,180
                                                                                       10.51             11.34        48,628
                                                                                       10.00             10.51        18,417
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $11.27            $10.26        19,906
                                                                                       10.83             11.27        19,512
                                                                                        7.58             10.83        64,345
                                                                                       13.92              7.58        75,833
                                                                                       10.42             13.92        52,973
                                                                                       10.00             10.42        41,685
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 9.40            $ 9.40            --
                                                                                        7.71              9.40            --
                                                                                        5.87              7.71            --
                                                                                       10.11              5.87            --
                                                                                       10.30             10.11            --
                                                                                       10.00             10.30            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.32            $ 8.77        17,652
                                                                                        7.59              8.32        12,307
                                                                                        6.33              7.59        13,679
                                                                                        9.95              6.33        13,798
                                                                                       10.00              9.95        23,374
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 8.46            $ 7.76            --
   Class I                                                                              7.42              8.46            --
                                                                                        5.86              7.42            --
                                                                                        9.45              5.86            --
                                                                                       10.00              9.45            --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $10.23            $10.04            --
                                                                                        9.33             10.23            --
                                                                                        6.86              9.33            --
                                                                                       11.12              6.86            --
                                                                                       10.25             11.12            --
                                                                                       10.00             10.25            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $10.01            $ 9.56            --
                                                                                        9.23             10.01            --
                                                                                        7.46              9.23            --
                                                                                       11.43              7.46            --
                                                                                       10.62             11.43            --
                                                                                       10.00             10.62            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $10.16            $10.10        68,638
                                                                                        9.48             10.16        76,123
                                                                                        8.23              9.48        77,019
                                                                                       10.83              8.23        71,994
                                                                                       10.66             10.83        92,152
                                                                                       10.00             10.66        43,359
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                 2011
                                                                                2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2011
   Class I                                                                      2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.30            $13.85             --    2011
                                                                                 11.98             13.30             --    2010
                                                                                  9.22             11.98             --    2009
                                                                                 15.15              9.22             --    2008
                                                                                 12.15             15.15             --    2007
                                                                                 10.00             12.15             --    2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.87            $ 7.73         69,690    2011
                                                                                  7.14              7.87         54,170    2010
                                                                                  6.00              7.14         57,725    2009
                                                                                 10.89              6.00         67,320    2008
                                                                                 10.76             10.89         49,177    2007
                                                                                 10.00             10.76         23,000    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.05            $ 8.73             --    2011
                                                                                  8.47              9.05             --    2010
                                                                                  6.01              8.47             --    2009
                                                                                 11.31              6.01             --    2008
                                                                                 10.16             11.31             --    2007
                                                                                 10.00             10.16             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.87            $ 8.83         34,755    2011
                                                                                  8.72              9.87         33,385    2010
                                                                                  6.40              8.72         41,221    2009
                                                                                 10.96              6.40         47,113    2008
                                                                                 10.57             10.96             --    2007
                                                                                 10.00             10.57             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.26            $ 9.03        137,162    2011
                                                                                  8.17              9.26        142,712    2010
                                                                                  6.53              8.17         97,481    2009
                                                                                 10.88              6.53        102,667    2008
                                                                                 10.68             10.88             --    2007
                                                                                 10.00             10.68         73,939    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.35            $ 8.93         69,059    2011
                                                                                  7.77              9.35         70,256    2010
                                                                                  5.80              7.77         15,350    2009
                                                                                  9.57              5.80         17,504    2008
                                                                                  9.93              9.57         45,411    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.94            $ 7.83             --    2011
                                                                                  6.39              7.94             --    2010
                                                                                  4.94              6.39             --    2009
                                                                                  9.94              4.94             --    2008
                                                                                  9.59              9.94             --    2007
                                                                                 10.00              9.59             --    2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.82            $11.78             --    2011
                                                                                 10.69             11.82             --    2010
                                                                                  9.00             10.69             --    2009
                                                                                 10.95              9.00             --    2008
                                                                                 10.35             10.95             --    2007
                                                                                 10.00             10.35             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.19            $12.32         24,988    2011
                                                                              10.89             12.19         26,947    2010
                                                                               7.94             10.89         21,085    2009
                                                                              10.61              7.94         24,671    2008
                                                                              10.48             10.61             --    2007
                                                                              10.00             10.48         33,496    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.30            $16.63             --    2011
                                                                              12.19             13.30             --    2010
                                                                              13.04             12.19         18,715    2009
                                                                              11.36             13.04         14,646    2008
                                                                              10.59             11.36         52,192    2007
                                                                              10.00             10.59         32,657    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.90            $11.77        103,852    2011
                                                                              11.55             11.90        110,075    2010
                                                                              10.43             11.55        159,738    2009
                                                                              10.70             10.43        146,034    2008
                                                                              10.20             10.70        329,068    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.25            $13.43         76,162    2011
                                                                              12.53             13.25         82,532    2010
                                                                              11.24             12.53         48,328    2009
                                                                              10.97             11.24         44,359    2008
                                                                              10.31             10.97         53,761    2007
                                                                              10.00             10.31        168,995    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ --100(R) Fund                                                       $11.54            $11.53             --    2011
                                                                               9.96             11.54             --    2010
                                                                               6.70              9.96             --    2009
                                                                              11.79              6.70             --    2008
                                                                              10.23             11.79             --    2007
                                                                              10.00             10.23             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.87            $10.15             --    2011
                                                                              10.35             10.87             --    2010
                                                                               6.73             10.35            482    2009
                                                                              11.35              6.73            657    2008
                                                                              10.54             11.35         51,024    2007
                                                                              10.00             10.54         74,431    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.12            $ 9.89             --    2011
                                                                               9.29             10.12             --    2010
                                                                               6.66              9.29             --    2009
                                                                              10.91              6.66             --    2008
                                                                              10.00             10.91             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.59            $10.72             --    2011
                                                                              10.90             13.59             24    2010
                                                                               6.32             10.90         10,785    2009
                                                                              13.80              6.32         15,865    2008
                                                                               9.55             13.80         10,928    2007
                                                                              10.00              9.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.56            $11.61             --    2011
                                                                              10.00             12.56             --    2010
----------------------------------------------------------------------------------------------------------------------------

       LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.01            $ 6.62            --     2011
                                                                               6.71              7.01            --     2010
                                                                               4.65              6.71            --     2009
                                                                               9.90              4.65            --     2008
                                                                               9.99              9.90            --     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.20            $ 7.38            --     2011
                                                                               7.26              8.20            --     2010
                                                                               6.14              7.26            --     2009
                                                                              10.93              6.14            --     2008
                                                                               9.99             10.93            --     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.64            $ 9.42            --     2011
                                                                               9.01              9.64            --     2010
                                                                               7.19              9.01            --     2009
                                                                              10.53              7.19            --     2008
                                                                               9.97             10.53            --     2007
                                                                              10.00              9.97            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.53            $ 8.66        20,668     2011
                                                                               8.66              9.53        22,728     2010
                                                                               6.57              8.66        31,557     2009
                                                                              11.31              6.57        34,988     2008
                                                                              10.12             11.31        56,885     2007
                                                                              10.00             10.12            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.50            $ 8.13         3,667     2011
                                                                               7.52              8.50         3,718     2010
                                                                               5.99              7.52         3,820     2009
                                                                               9.55              5.99         3,890     2008
                                                                              10.01              9.55        55,058     2007
                                                                              10.00             10.01            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.60            $ 9.26        14,278     2011
                                                                               8.77              9.60        12,757     2010
                                                                               7.33              8.77        13,798     2009
                                                                               9.70              7.33        15,084     2008
                                                                              10.00              9.70        16,064     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.08            $ 8.60        29,554     2011
                                                                               8.43              9.08        30,395     2010
                                                                               6.93              8.43        31,636     2009
                                                                              10.16              6.93        32,542     2008
                                                                              10.00             10.16        25,145     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.36            $ 7.76            --     2011
                                                                               8.95             10.36            --     2010
                                                                               5.98              8.95            --     2009
                                                                              11.65              5.98            --     2008
                                                                               9.95             11.65            --     2007
                                                                              10.00              9.95            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 7.69            $ 7.97             --    2011
                                                                       6.98              7.69             --    2010
                                                                       5.94              6.98             --    2009
                                                                      10.25              5.94             --    2008
                                                                      10.00             10.25             --    2007
                                                                      10.00             10.00             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 6.37            $ 5.01         73,131    2011
                                                                       6.25              6.37         70,062    2010
                                                                       4.76              6.25         63,622    2009
                                                                      10.43              4.76         70,718    2008
                                                                      10.12             10.43        143,785    2007
                                                                      10.00             10.12             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 9.31            $ 8.75             --    2011
                                                                       8.68              9.31             --    2010
                                                                       6.48              8.68             --    2009
                                                                      11.02              6.48             --    2008
                                                                       9.93             11.02             --    2007
                                                                      10.00              9.93             --    2006
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $10.98            $11.18             --    2011
                                                                       8.23             10.98             --    2010
                                                                       5.96              8.23             --    2009
                                                                      11.23              5.96             --    2008
                                                                      10.11             11.23             --    2007
                                                                      10.00             10.11             --    2006
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.30            $12.34         29,159    2011
                                                                      11.00             11.30         39,250    2010
                                                                      10.22             11.00         57,603    2009
                                                                      10.63             10.22         51,195    2008
                                                                       9.93             10.63             --    2007
                                                                      10.00              9.93             --    2006
--------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 8.60            $ 8.17             --    2011
                                                                       7.82              8.60             --    2010
                                                                       6.12              7.82             --    2009
                                                                       9.93              6.12             --    2008
                                                                      10.01              9.93             --    2007
                                                                      10.00             10.01             --    2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $11.36            $10.70        432,836    2011
                                                                      10.60             11.36        416,338    2010
                                                                       8.97             10.60        435,383    2009
                                                                      11.43              8.97        450,631    2008
                                                                      10.02             11.43        483,560    2007
                                                                      10.00             10.02             --    2006
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares           $ 8.42            $ 8.42             --    2011
                                                                       7.49              8.42             --    2010
                                                                       6.05              7.49             --    2009
                                                                      10.48              6.05             --    2008
                                                                       9.93             10.48             --    2007
                                                                      10.00              9.93             --    2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 8.92            $ 8.49             --
                                                                                       7.11              8.92             --
                                                                                       5.69              7.11             --
                                                                                       9.73              5.69             --
                                                                                      10.08              9.73             --
                                                                                      10.00             10.08             --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $10.01            $ 9.52             --
                                                                                       8.43             10.01             --
                                                                                       6.81              8.43             --
                                                                                      11.52              6.81             --
                                                                                      10.04             11.52             --
                                                                                      10.00             10.04             --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 9.01            $ 7.37         24,061
   Class 2                                                                             8.10              9.01         23,966
                                                                                       6.01              8.10         23,688
                                                                                      11.95              6.01         27,308
                                                                                      10.22             11.95         53,779
                                                                                      10.00             10.22             --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.64            $10.66          2,201
                                                                                       9.98             10.64          2,276
                                                                                       7.08              9.98         18,345
                                                                                       9.94              7.08         20,798
                                                                                      10.02              9.94         43,223
                                                                                      10.00             10.02             --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $12.15            $12.46             --
                                                                                      10.88             12.15             --
                                                                                       7.30             10.88             --
                                                                                      10.11              7.30             --
                                                                                      10.03             10.11             --
                                                                                      10.00             10.03             --
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                       $ 9.72            $ 8.21         26,367
                                                                                       8.45              9.72         27,684
                                                                                       6.70              8.45         18,986
                                                                                      11.80              6.70         20,313
                                                                                      10.01             11.80             --
                                                                                      10.00             10.01             --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          $10.60            $ 9.96         95,435
                                                                                       9.21             10.60        110,932
                                                                                       6.81              9.21        121,410
                                                                                      10.59              6.81        143,401
                                                                                       9.97             10.59        146,120
                                                                                      10.00              9.97             --
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                     $ 9.66            $ 9.18          3,188
                                                                                       8.46              9.66          3,265
                                                                                       6.39              8.46          3,429
                                                                                      11.42              6.39          3,604
                                                                                       9.96             11.42         46,828
                                                                                      10.00              9.96             --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.14            $ 8.69             --    2011
                                                                                    7.93              9.14             --    2010
                                                                                    5.98              7.93             --    2009
                                                                                   10.44              5.98             --    2008
                                                                                   10.01             10.44             --    2007
                                                                                   10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.89            $ 7.76          3,085    2011
                                                                                    7.02              7.89          3,241    2010
                                                                                    5.54              7.02          3,240    2009
                                                                                    9.91              5.54          3,365    2008
                                                                                   10.02              9.91         42,874    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 8.57            $ 8.49             --    2011
                                                                                    7.66              8.57             --    2010
                                                                                    6.17              7.66             --    2009
                                                                                   10.87              6.17             --    2008
                                                                                    9.95             10.87             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.51            $ 9.29             --    2011
                                                                                    7.86              9.51             --    2010
                                                                                    6.29              7.86             --    2009
                                                                                   12.22              6.29             --    2008
                                                                                    9.87             12.22             --    2007
                                                                                   10.00              9.87             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.24            $11.76          2,010    2011
                                                                                   10.70             11.24          2,133    2010
                                                                                    9.48             10.70          2,106    2009
                                                                                   10.05              9.48          1,790    2008
                                                                                   10.00             10.05         42,992    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.33            $ 9.87          1,150    2011
                                                                                    9.02             11.33          1,079    2010
                                                                                    6.61              9.02          1,260    2009
                                                                                   11.20              6.61          1,422    2008
                                                                                    9.94             11.20         19,126    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.28            $ 8.25             --    2011
                                                                                    7.52              9.28             --    2010
                                                                                    4.90              7.52             --    2009
                                                                                   10.29              4.90             --    2008
                                                                                    9.99             10.29             --    2007
                                                                                   10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.18            $10.18        710,454    2011
                                                                                    9.25             10.18        698,368    2010
                                                                                    6.98              9.25        780,730    2009
                                                                                   10.16              6.98        919,629    2008
                                                                                   10.02             10.16        829,260    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.49            $ 8.17        389,162    2011
                                                                                    7.88              8.49        380,828    2010
                                                                                    6.20              7.88        437,647    2009
                                                                                    9.89              6.20        512,692    2008
                                                                                   10.00              9.89        330,780    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 8.31            $ 8.04        27,162     2011
                                                               7.65              8.31        32,081     2010
                                                               6.21              7.65        52,012     2009
                                                              10.11              6.21        53,926     2008
                                                              10.00             10.11            --     2007
                                                              10.00             10.00            --     2006
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 7.59            $ 6.90            --     2011
                                                               7.23              7.59            --     2010
                                                               5.65              7.23            --     2009
                                                              10.02              5.65            --     2008
                                                              10.02             10.02            --     2007
                                                              10.00             10.02            --     2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $ 9.39            $ 9.03            --     2011
                                                               8.62              9.39            --     2010
                                                               7.03              8.62            --     2009
                                                              10.74              7.03            --     2008
                                                               9.98             10.74            --     2007
                                                              10.00              9.98            --     2006
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.49            $10.99            --     2011
                                                               9.98             10.49            --     2010
                                                               9.47              9.98            --     2009
                                                              10.21              9.47            --     2008
                                                               9.97             10.21            --     2007
                                                              10.00              9.97            --     2006
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $11.37            $10.18         1,134     2011
                                                               9.22             11.37         1,097     2010
                                                               6.67              9.22         1,286     2009
                                                              10.98              6.67         1,444     2008
                                                               9.99             10.98        19,383     2007
                                                              10.00              9.99            --     2006
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $ 9.81            $ 9.58        18,662     2011
                                                              10.04              9.81        90,811     2010
                                                              10.25             10.04        35,759     2009
                                                              10.26             10.25        50,809     2008
                                                              10.01             10.26            --     2007
                                                              10.00             10.01            --     2006
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.36            $ 9.19            --     2011
                                                               8.58              9.36            --     2010
                                                               6.33              8.58            --     2009
                                                              10.23              6.33            --     2008
                                                               9.94             10.23            --     2007
                                                              10.00              9.94            --     2006
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $ 8.73            $ 9.37         7,848     2011
                                                               6.93              8.73        10,339     2010
                                                               5.23              6.93        11,456     2009
                                                               8.36              5.23        13,337     2008
                                                              10.06              8.36            --     2007
                                                              10.00             10.06            --     2006
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 8.67            $ 8.61         2,059     2011
                                                               7.72              8.67         2,170     2010
                                                               6.26              7.72         2,224     2009
                                                              10.24              6.26         2,187     2008
                                                               9.97             10.24        31,115     2007
                                                              10.00              9.97            --     2006
------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 9.74            $ 9.81              --
                                                                                     7.82              9.74              --
                                                                                     6.11              7.82              --
                                                                                    10.03              6.11              --
                                                                                    10.03             10.03              --
                                                                                    10.00             10.03              --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.46            $ 8.96       1,217,767
                                                                                     8.85              9.46       1,309,252
                                                                                     7.52              8.85       1,413,333
                                                                                    10.89              7.52       1,507,895
                                                                                     9.99             10.89       1,504,463
                                                                                    10.00              9.99              --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.09            $ 8.62              --
                                                                                     8.44              9.09              --
                                                                                     6.56              8.44              --
                                                                                    10.50              6.56              --
                                                                                     9.96             10.50              --
                                                                                    10.00              9.96              --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.51            $10.44           6,797
                                                                                     9.42             11.51           7,688
                                                                                     6.41              9.42              --
                                                                                    10.00              6.41              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.73            $ 9.06              --
                                                                                     8.94              9.73              --
                                                                                     7.00              8.94              --
                                                                                    10.00              7.00              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.17            $ 8.52          25,584
                                                                                     8.59              9.17          29,267
                                                                                     7.57              8.59          46,048
                                                                                    10.00              7.57          44,509
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.86            $ 9.21              --
                                                                                    10.00             10.86              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.50            $11.97          60,335
                                                                                    11.20             11.50          77,006
                                                                                    10.56             11.20          35,251
                                                                                    10.00             10.56          31,326
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.75            $11.70          18,544
                                                                                     9.71             11.75          22,840
                                                                                     7.45              9.71          49,478
                                                                                    10.00              7.45          54,702
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $11.80            $11.75          74,037
                                                                                    10.28             11.80          90,744
                                                                                     7.22             10.28          61,754
                                                                                    10.00              7.22          74,756
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $10.25            $ 9.27          23,464
                                                                                     8.47             10.25          26,136
                                                                                     6.56              8.47          18,783
                                                                                    10.00              6.56          20,851
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                      NUMBER OF
                                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                 $11.40            $11.29        115,056
                                                                                        10.79             11.40        135,951
                                                                                         8.80             10.79        159,397
                                                                                        10.72              8.80         88,842
                                                                                         9.95             10.72         80,732
                                                                                        10.00              9.95             --
----------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                    $10.68            $ 9.71         17,829
                                                                                        10.26             10.68         19,553
                                                                                         7.19             10.26         49,531
                                                                                        13.22              7.19         59,324
                                                                                         9.91             13.22         40,631
                                                                                        10.00              9.91             --
----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II              $ 9.04            $ 9.03             --
                                                                                         7.42              9.04             --
                                                                                         5.66              7.42             --
                                                                                         9.75              5.66             --
                                                                                         9.95              9.75             --
                                                                                        10.00              9.95             --
----------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class         $ 8.43            $ 7.72             --
   I                                                                                     7.40              8.43             --
                                                                                         5.85              7.40             --
                                                                                         9.45              5.85             --
                                                                                        10.00              9.45             --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                         $ 9.87            $ 9.68             --
                                                                                         9.01              9.87             --
                                                                                         6.63              9.01             --
                                                                                        10.77              6.63             --
                                                                                         9.93             10.77             --
                                                                                        10.00              9.93             --
----------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                $ 9.34            $ 8.90             --
                                                                                         8.62              9.34             --
                                                                                         6.97              8.62             --
                                                                                        10.69              6.97             --
                                                                                         9.95             10.69             --
                                                                                        10.00              9.95             --
----------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                   $ 9.48            $ 9.41         30,065
                                                                                         8.85              9.48         61,862
                                                                                         7.69              8.85         63,455
                                                                                        10.14              7.69         43,009
                                                                                         9.98             10.14         47,944
                                                                                        10.00              9.98             --
----------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                      $10.83            $11.27             --
                                                                                         9.76             10.83             --
                                                                                         7.52              9.76             --
                                                                                        12.38              7.52             --
                                                                                         9.93             12.38             --
                                                                                        10.00              9.93             --
----------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                      YEAR
-------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                           2011
                                                                                 2010
                                                                                 2009
                                                                                 2008
                                                                                 2007
                                                                                 2006
-------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                              2011
                                                                                 2010
                                                                                 2009
                                                                                 2008
                                                                                 2007
                                                                                 2006
-------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II        2011
                                                                                 2010
                                                                                 2009
                                                                                 2008
                                                                                 2007
                                                                                 2006
-------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class   2011
   I                                                                             2010
                                                                                 2009
                                                                                 2008
                                                                                 2007
-------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   2011
                                                                                 2010
                                                                                 2009
                                                                                 2008
                                                                                 2007
                                                                                 2006
-------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          2011
                                                                                 2010
                                                                                 2009
                                                                                 2008
                                                                                 2007
                                                                                 2006
-------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             2011
                                                                                 2010
                                                                                 2009
                                                                                 2008
                                                                                 2007
                                                                                 2006
-------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                2011
                                                                                 2010
                                                                                 2009
                                                                                 2008
                                                                                 2007
                                                                                 2006
-------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.26            $ 7.12         18,103    2011
                                                                                  6.59              7.26         19,973    2010
                                                                                  5.55              6.59         38,522    2009
                                                                                 10.07              5.55         43,340    2008
                                                                                  9.96             10.07         34,705    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.78            $ 8.46             --    2011
                                                                                  8.24              8.78             --    2010
                                                                                  5.85              8.24             --    2009
                                                                                 11.02              5.85             --    2008
                                                                                  9.91             11.02             --    2007
                                                                                 10.00              9.91             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.30            $ 8.31         26,024    2011
                                                                                  8.23              9.30         28,656    2010
                                                                                  6.04              8.23         28,906    2009
                                                                                 10.37              6.04         33,701    2008
                                                                                 10.01             10.37             --    2007
                                                                                 10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.62            $ 8.39        103,702    2011
                                                                                  7.61              8.62        123,979    2010
                                                                                  6.09              7.61         72,715    2009
                                                                                 10.15              6.09         78,257    2008
                                                                                  9.98             10.15             --    2007
                                                                                 10.00              9.98             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.41            $ 8.98         50,253    2011
                                                                                  7.83              9.41         58,511    2010
                                                                                  5.85              7.83         12,484    2009
                                                                                  9.67              5.85         14,402    2008
                                                                                 10.04              9.67         32,810    2007
                                                                                 10.00             10.04             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.22            $ 8.10             --    2011
                                                                                  6.61              8.22             --    2010
                                                                                  5.12              6.61             --    2009
                                                                                 10.32              5.12             --    2008
                                                                                  9.96             10.32             --    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.34            $11.29             --    2011
                                                                                 10.27             11.34             --    2010
                                                                                  8.65             10.27             --    2009
                                                                                 10.53              8.65             --    2008
                                                                                  9.97             10.53             --    2007
                                                                                 10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.62            $11.73         18,529    2011
                                                                                 10.39             11.62         22,958    2010
                                                                                  7.58             10.39         15,388    2009
                                                                                 10.14              7.58         18,167    2008
                                                                                 10.03             10.14             --    2007
                                                                                 10.00             10.03             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.36            $15.44          1,564    2011
                                                                              11.34             12.36          1,908    2010
                                                                              12.14             11.34         15,757    2009
                                                                              10.59             12.14         12,270    2008
                                                                               9.88             10.59         41,242    2007
                                                                              10.00              9.88             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.61            $11.47         87,652    2011
                                                                              11.29             11.61        104,078    2010
                                                                              10.20             11.29        124,445    2009
                                                                              10.48             10.20        114,193    2008
                                                                               9.99             10.48        246,970    2007
                                                                              10.00              9.99             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.75            $12.91         57,912    2011
                                                                              12.07             12.75         71,586    2010
                                                                              10.83             12.07         34,643    2009
                                                                              10.58             10.83         32,138    2008
                                                                               9.96             10.58         40,965    2007
                                                                              10.00              9.96             --    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.01            $10.99             --    2011
                                                                               9.51             11.01             --    2010
                                                                               6.41              9.51             --    2009
                                                                              11.29              6.41             --    2008
                                                                               9.81             11.29             --    2007
                                                                              10.00              9.81             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.20            $ 9.52          2,390    2011
                                                                               9.73             10.20          2,424    2010
                                                                               6.32              9.73          2,402    2009
                                                                              10.68              6.32          2,902    2008
                                                                               9.93             10.68         39,704    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.02            $ 9.78             --    2011
                                                                               9.20             10.02             --    2010
                                                                               6.60              9.20             --    2009
                                                                              10.82              6.60             --    2008
                                                                               9.93             10.82             --    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $14.08            $11.10            495    2011
                                                                              11.31             14.08            451    2010
                                                                               6.56             11.31          7,592    2009
                                                                              14.34              6.56         11,448    2008
                                                                               9.94             14.34          7,661    2007
                                                                              10.00              9.94             --    2006
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $12.56            $11.59             --    2011
                                                                              10.00             12.56             --    2010
----------------------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.17            $ 7.72             --    2011
                                                                               7.81              8.17             --    2010
                                                                               5.41              7.81             --    2009
                                                                              11.49              5.41             --    2008
                                                                              11.60             11.49             --    2007
                                                                              10.50             11.60             --    2006
                                                                              10.00             10.50             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 9.08            $ 8.18             --    2011
                                                                               8.04              9.08             --    2010
                                                                               6.79              8.04             --    2009
                                                                              12.08              6.79             --    2008
                                                                              11.02             12.08             --    2007
                                                                              10.60             11.02             --    2006
                                                                              10.00             10.60             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.44            $10.21             --    2011
                                                                               9.75             10.44             --    2010
                                                                               7.77              9.75             --    2009
                                                                              11.37              7.77             --    2008
                                                                              10.75             11.37             --    2007
                                                                              10.00             10.75             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $12.68            $11.54        106,278    2011
                                                                              11.51             12.68        107,799    2010
                                                                               8.73             11.51        172,711    2009
                                                                              15.00              8.73        201,626    2008
                                                                              13.41             15.00        314,703    2007
                                                                              10.72             13.41             --    2006
                                                                              10.00             10.72             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.19            $ 9.76            279    2011
                                                                               9.00             10.19            839    2010
                                                                               7.17              9.00          2,149    2009
                                                                              11.42              7.17          3,283    2008
                                                                              11.96             11.42        338,485    2007
                                                                              10.54             11.96             --    2006
                                                                              10.00             10.54             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.63            $ 9.30        146,926    2011
                                                                               8.79              9.63        147,548    2010
                                                                               7.34              8.79        126,837    2009
                                                                               9.71              7.34        120,580    2008
                                                                              10.00              9.71        101,373    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.11            $ 8.64        209,185    2011
                                                                               8.45              9.11        227,977    2010
                                                                               6.94              8.45        218,800    2009
                                                                              10.17              6.94        250,698    2008
                                                                              10.00             10.17        185,489    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $11.80            $ 8.84             --    2011
                                                                         10.17             11.80             --    2010
                                                                          6.79             10.17             --    2009
                                                                         13.22              6.79             --    2008
                                                                         11.27             13.22             --    2007
                                                                         10.64             11.27             --    2006
                                                                         10.00             10.64             --    2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 9.27            $ 9.62             --    2011
                                                                          8.40              9.27             --    2010
                                                                          7.14              8.40             --    2009
                                                                         12.31              7.14             --    2008
                                                                         12.01             12.31             --    2007
                                                                         10.49             12.01             --    2006
                                                                         10.00             10.49             --    2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 8.90            $ 7.01        347,384    2011
                                                                          8.73              8.90        307,558    2010
                                                                          6.64              8.73        306,091    2009
                                                                         14.54              6.64        358,043    2008
                                                                         14.08             14.54        756,615    2007
                                                                         10.65             14.08             --    2006
                                                                         10.00             10.65             --    2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $10.00            $ 9.42             --    2011
                                                                          9.31             10.00             --    2010
                                                                          6.94              9.31             --    2009
                                                                         11.80              6.94             --    2008
                                                                         10.62             11.80             --    2007
                                                                         10.93             10.62             --    2006
                                                                         10.00             10.93             --    2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.26            $10.46             --    2011
                                                                          7.68             10.26             --    2010
                                                                          5.56              7.68             --    2009
                                                                         10.45              5.56             --    2008
                                                                          9.40             10.45             --    2007
                                                                         10.00              9.40             --    2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.34            $12.40        245,475    2011
                                                                         11.03             11.34        295,916    2010
                                                                         10.23             11.03        471,804    2009
                                                                         10.63             10.23        436,293    2008
                                                                          9.93             10.63             --    2007
                                                                         10.00              9.93             --    2006
                                                                         10.00             10.00             --    2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $10.75            $10.22             --    2011
                                                                          9.77             10.75             --    2010
                                                                          7.63              9.77             --    2009
                                                                         12.37              7.63             --    2008
                                                                         12.46             12.37             --    2007
                                                                         10.47             12.46             --    2006
                                                                         10.00             10.47             --    2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $13.43            $12.66       1,956,672
                                                                                      12.51             13.43       2,025,643
                                                                                      10.58             12.51       2,085,447
                                                                                      13.47             10.58       2,030,860
                                                                                      11.80             13.47       1,956,044
                                                                                      10.36             11.80              --
                                                                                      10.00             10.36              --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 9.67            $ 9.67              --
                                                                                       8.59              9.67              --
                                                                                       6.93              8.59              --
                                                                                      12.00              6.93              --
                                                                                      11.35             12.00              --
                                                                                      10.86             11.35              --
                                                                                      10.00             10.86              --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $10.31            $ 9.82              --
                                                                                       8.22             10.31              --
                                                                                       6.56              8.22              --
                                                                                      11.22              6.56              --
                                                                                      11.61             11.22              --
                                                                                      10.57             11.61              --
                                                                                      10.00             10.57              --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $11.06            $10.53              --
                                                                                       9.30             11.06              --
                                                                                       7.51              9.30              --
                                                                                      12.68              7.51              --
                                                                                      11.04             12.68              --
                                                                                      10.64             11.04              --
                                                                                      10.00             10.64              --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $11.89            $ 9.75         124,893
   Class 2                                                                            10.69             11.89         114,642
                                                                                       7.92             10.69         123,945
                                                                                      15.73              7.92         150,279
                                                                                      13.44             15.73         300,168
                                                                                      11.15             13.44              --
                                                                                      10.00             11.15              --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.05            $11.08             190
                                                                                      10.35             11.05             616
                                                                                       7.33             10.35         128,480
                                                                                      10.29              7.33         154,439
                                                                                      10.35             10.29         306,617
                                                                                      10.04             10.35              --
                                                                                      10.00             10.04              --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $13.30            $13.65              --
                                                                                      11.89             13.30              --
                                                                                       7.97             11.89              --
                                                                                      11.03              7.97              --
                                                                                      10.93             11.03              --
                                                                                      10.11             10.93              --
                                                                                      10.00             10.11              --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $11.59            $ 9.80        186,881    2011
                                                                         10.06             11.59        175,909    2010
                                                                          7.97             10.06        131,243    2009
                                                                         14.03              7.97        146,319    2008
                                                                         11.89             14.03             --    2007
                                                                         10.61             11.89             --    2006
                                                                         10.00             10.61             --    2005
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.07            $10.41        539,352    2011
                                                                          9.61             11.07        527,360    2010
                                                                          7.10              9.61        585,401    2009
                                                                         11.03              7.10        617,714    2008
                                                                         10.38             11.03        501,581    2007
                                                                         10.00             10.38             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $11.34            $10.78            251    2011
                                                                          9.91             11.34            757    2010
                                                                          7.48              9.91          1,970    2009
                                                                         13.35              7.48          3,160    2008
                                                                         11.64             13.35        294,669    2007
                                                                         10.68             11.64             --    2006
                                                                         10.00             10.68             --    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $11.08            $10.53             --    2011
                                                                          9.60             11.08             --    2010
                                                                          7.23              9.60             --    2009
                                                                         12.60              7.23             --    2008
                                                                         12.07             12.60             --    2007
                                                                         10.85             12.07             --    2006
                                                                         10.00             10.85             --    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.75            $ 9.60            227    2011
                                                                          8.68              9.75            707    2010
                                                                          6.83              8.68          1,785    2009
                                                                         12.21              6.83          2,757    2008
                                                                         12.33             12.21        255,873    2007
                                                                         10.51             12.33             --    2006
                                                                         10.00             10.51             --    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.07            $ 9.99             --    2011
                                                                          8.99             10.07             --    2010
                                                                          7.24              8.99             --    2009
                                                                         12.74              7.24             --    2008
                                                                         11.65             12.74             --    2007
                                                                         10.55             11.65             --    2006
                                                                         10.00             10.55             --    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.61            $10.37             --    2011
                                                                          8.76             10.61             --    2010
                                                                          7.00              8.76             --    2009
                                                                         13.58              7.00             --    2008
                                                                         10.97             13.58             --    2007
                                                                         10.52             10.97             --    2006
                                                                         10.00             10.52             --    2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.28            $11.81            178    2011
                                                                         10.73             11.28            605    2010
                                                                          9.50             10.73          1,640    2009
                                                                         10.06              9.50          2,111    2008
                                                                         10.00             10.06        314,855    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.42            $11.70              92   2011
                                                                                   10.67             13.42             252   2010
                                                                                    7.81             10.67             729   2009
                                                                                   13.22              7.81           1,229   2008
                                                                                   11.72             13.22         119,270   2007
                                                                                   10.66             11.72              --   2006
                                                                                   10.00             10.66              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $11.38            $10.13              --   2011
                                                                                    9.21             11.38              --   2010
                                                                                    5.99              9.21              --   2009
                                                                                   12.58              5.99              --   2008
                                                                                   12.20             12.58              --   2007
                                                                                   10.75             12.20              --   2006
                                                                                   10.00             10.75              --   2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.70            $11.71       4,081,261   2011
                                                                                   10.62             11.70       4,724,970   2010
                                                                                    8.00             10.62       5,340,135   2009
                                                                                   11.64              8.00       6,197,558   2008
                                                                                   11.47             11.64       6,049,509   2007
                                                                                    9.92             11.47              --   2006
                                                                                   10.00              9.92              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.52            $ 8.21       1,840,498   2011
                                                                                    7.90              8.52       2,076,358   2010
                                                                                    6.20              7.90       2,312,247   2009
                                                                                    9.89              6.20       2,614,749   2008
                                                                                   10.00              9.89       2,551,435   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.06            $ 8.77         210,972   2011
                                                                                    8.33              9.06         223,096   2010
                                                                                    6.76              8.33         392,986   2009
                                                                                   10.99              6.76         422,829   2008
                                                                                   10.86             10.99              --   2007
                                                                                   10.00             10.86              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.36            $ 7.61              --   2011
                                                                                    7.96              8.36              --   2010
                                                                                    6.21              7.96              --   2009
                                                                                   11.01              6.21              --   2008
                                                                                   11.00             11.01              --   2007
                                                                                   10.00             11.00              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.27            $10.84              --   2011
                                                                                   10.32             11.27              --   2010
                                                                                    8.42             10.32              --   2009
                                                                                   12.83              8.42              --   2008
                                                                                   11.92             12.83              --   2007
                                                                                   10.34             11.92              --   2006
                                                                                   10.00             10.34              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.79            $11.32              --   2011
                                                                                   10.26             10.79              --   2010
                                                                                    9.72             10.26              --   2009
                                                                                   10.48              9.72              --   2008
                                                                                   10.22             10.48              --   2007
                                                                                   10.01             10.22              --   2006
                                                                                   10.00             10.01              --   2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $12.74            $11.42              94   2011
                                                         10.33             12.74             269   2010
                                                          7.46             10.33             767   2009
                                                         12.28              7.46           1,300   2008
                                                         11.15             12.28         127,731   2007
                                                         10.51             11.15              --   2006
                                                         10.00             10.51              --   2005
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.10            $ 9.88          51,307   2011
                                                         10.33             10.10         183,743   2010
                                                         10.53             10.33         163,377   2009
                                                         10.53             10.53          42,500   2008
                                                         10.27             10.53          83,187   2007
                                                         10.03             10.27              --   2006
                                                         10.00             10.03              --   2005
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.47            $10.29              --   2011
                                                          9.60             10.47              --   2010
                                                          7.07              9.60              --   2009
                                                         11.42              7.07              --   2008
                                                         11.08             11.42              --   2007
                                                         10.39             11.08              --   2006
                                                         10.00             10.39              --   2005
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $12.16            $13.06          47,900   2011
                                                          9.64             12.16          56,295   2010
                                                          7.26              9.64          68,268   2009
                                                         11.61              7.26          83,942   2008
                                                         13.94             11.61              --   2007
                                                         10.72             13.94              --   2006
                                                         10.00             10.72              --   2005
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.27            $10.21             159   2011
                                                          9.14             10.27             501   2010
                                                          7.40              9.14           1,264   2009
                                                         12.09              7.40           1,895   2008
                                                         11.76             12.09         193,834   2007
                                                         10.42             11.76              --   2006
                                                         10.00             10.42              --   2005
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $11.20            $11.29              --   2011
                                                          8.98             11.20              --   2010
                                                          7.02              8.98              --   2009
                                                         11.50              7.02              --   2008
                                                         11.48             11.50              --   2007
                                                         10.36             11.48              --   2006
                                                         10.00             10.36              --   2005
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $10.04            $ 9.52       7,334,701   2011
                                                          9.39             10.04       8,219,110   2010
                                                          7.96              9.39       9,138,021   2009
                                                         11.53              7.96       9,591,459   2008
                                                         10.57             11.53       9,467,710   2007
                                                         10.00             10.57              --   2006
-------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                    $10.78            $10.23              --   2011
                                                          9.99             10.78              --   2010
                                                          7.76              9.99              --   2009
                                                         12.42              7.76              --   2008
                                                         11.75             12.42              --   2007
                                                         10.35             11.75              --   2006
                                                         10.00             10.35              --   2005
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.54            $10.47         57,218
                                                                                     9.43             11.54         58,130
                                                                                     6.42              9.43             --
                                                                                    10.00              6.42             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.75            $ 9.09             --
                                                                                     8.96              9.75             --
                                                                                     7.00              8.96             --
                                                                                    10.00              7.00             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.19            $ 8.55        216,257
                                                                                     8.61              9.19        221,434
                                                                                     7.58              8.61        378,296
                                                                                    10.00              7.58        380,048
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.87            $ 9.23             --
                                                                                    10.00             10.87             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.53            $12.01        508,937
                                                                                    11.21             11.53        581,356
                                                                                    10.56             11.21        288,701
                                                                                    10.00             10.56        267,154
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.78            $11.74        156,520
                                                                                     9.73             11.78        172,712
                                                                                     7.45              9.73        408,025
                                                                                    10.00              7.45        468,272
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $11.83            $11.79        625,805
                                                                                    10.29             11.83        686,511
                                                                                     7.22             10.29        507,677
                                                                                    10.00              7.22        638,158
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $10.27            $ 9.30        198,177
                                                                                     8.48             10.27        197,962
                                                                                     6.56              8.48        154,896
                                                                                    10.00              6.56        178,165
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $12.94            $12.83        396,785
                                                                                    12.24             12.94        428,614
                                                                                     9.97             12.24        420,017
                                                                                    12.14              9.97        376,729
                                                                                    11.26             12.14        284,045
                                                                                    10.42             11.26             --
                                                                                    10.00             10.42             --
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $12.15            $11.05        110,666
                                                                                    11.66             12.15        111,642
                                                                                     8.17             11.66        339,886
                                                                                    15.00              8.17        426,164
                                                                                    11.22             15.00        264,279
                                                                                    10.52             11.22             --
                                                                                    10.00             10.52             --
------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $10.30            $10.29             --
                                                                                     8.44             10.30             --
                                                                                     6.43              8.44             --
                                                                                    11.07              6.43             --
                                                                                    11.28             11.07             --
                                                                                    10.41             11.28             --
                                                                                    10.00             10.41             --
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II    2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --         $ 8.46            $ 7.76             --    2011
   Class I                                                                         7.42              8.46             --    2010
                                                                                   5.86              7.42             --    2009
                                                                                   9.45              5.86             --    2008
                                                                                  10.00              9.45             --    2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   $10.93            $10.73             --    2011
                                                                                   9.97             10.93             --    2010
                                                                                   7.33              9.97             --    2009
                                                                                  11.89              7.33             --    2008
                                                                                  10.95             11.89             --    2007
                                                                                  10.43             10.95             --    2006
                                                                                  10.00             10.43             --    2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $10.91            $10.41             --    2011
                                                                                  10.06             10.91             --    2010
                                                                                   8.13             10.06             --    2009
                                                                                  12.45              8.13             --    2008
                                                                                  11.57             12.45             --    2007
                                                                                  10.50             11.57             --    2006
                                                                                  10.00             10.50             --    2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $10.59            $10.52        413,964    2011
                                                                                   9.88             10.59        443,416    2010
                                                                                   8.58              9.88        444,672    2009
                                                                                  11.29              8.58        438,005    2008
                                                                                  11.11             11.29        430,894    2007
                                                                                  10.18             11.11             --    2006
                                                                                  10.00             10.18             --    2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $14.04            $14.63             --    2011
                                                                                  12.65             14.04             --    2010
                                                                                   9.73             12.65             --    2009
                                                                                  16.00              9.73             --    2008
                                                                                  12.83             16.00             --    2007
                                                                                  10.02             12.83             --    2006
                                                                                  10.00             10.02             --    2005
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                 $ 7.97            $ 7.83        153,386    2011
                                                                                   7.24              7.97        184,875    2010
                                                                                   6.08              7.24        201,115    2009
                                                                                  11.03              6.08        197,675    2008
                                                                                  10.90             11.03        118,891    2007
                                                                                  10.06             10.90             --    2006
                                                                                  10.00             10.06             --    2005
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $ 9.91            $ 9.56             --    2011
                                                                                   9.29              9.91             --    2010
                                                                                   6.59              9.29             --    2009
                                                                                  12.40              6.59             --    2008
                                                                                  11.13             12.40             --    2007
                                                                                  10.57             11.13             --    2006
                                                                                  10.00             10.57             --    2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $11.37            $10.17        180,071    2011
                                                                                 10.05             11.37        177,741    2010
                                                                                  7.37             10.05        194,664    2009
                                                                                 12.64              7.37        236,625    2008
                                                                                 12.18             12.64             --    2007
                                                                                 10.61             12.18             --    2006
                                                                                 10.00             10.61             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.18            $ 9.92        743,537    2011
                                                                                  8.99             10.18        795,898    2010
                                                                                  7.18              8.99        506,954    2009
                                                                                 11.96              7.18        568,013    2008
                                                                                 11.74             11.96             --    2007
                                                                                 10.46             11.74             --    2006
                                                                                 10.00             10.46             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $11.17            $10.66        344,590    2011
                                                                                  9.28             11.17        361,935    2010
                                                                                  6.93              9.28         72,315    2009
                                                                                 11.44              6.93         88,076    2008
                                                                                 11.86             11.44        204,444    2007
                                                                                 10.58             11.86             --    2006
                                                                                 10.00             10.58             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.85            $ 8.73             --    2011
                                                                                  7.12              8.85             --    2010
                                                                                  5.50              7.12             --    2009
                                                                                 11.08              5.50             --    2008
                                                                                 10.68             11.08             --    2007
                                                                                 10.64             10.68             --    2006
                                                                                 10.00             10.64             --    2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.81            $11.77             --    2011
                                                                                 10.69             11.81             --    2010
                                                                                  9.00             10.69             --    2009
                                                                                 10.94              9.00             --    2008
                                                                                 10.34             10.94             --    2007
                                                                                 10.11             10.34             --    2006
                                                                                 10.00             10.11             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.53            $12.67        145,431    2011
                                                                                 11.19             12.53        162,669    2010
                                                                                  8.16             11.19        117,480    2009
                                                                                 10.91              8.16        144,234    2008
                                                                                 10.78             10.91             --    2007
                                                                                 10.10             10.78             --    2006
                                                                                 10.00             10.10             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $12.48            $15.60            135    2011
                                                                                 11.43             12.48            922    2010
                                                                                 12.22             11.43        113,860    2009
                                                                                 10.65             12.22         93,503    2008
                                                                                  9.93             10.65        299,581    2007
                                                                                 10.03              9.93             --    2006
                                                                                 10.00             10.03             --    2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.85            $11.72         625,499   2011
                                                                 11.51             11.85         684,564   2010
                                                                 10.38             11.51         912,206   2009
                                                                 10.66             10.38         882,622   2008
                                                                 10.16             10.66       1,780,810   2007
                                                                  9.99             10.16              --   2006
                                                                 10.00              9.99              --   2005
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.03            $13.20         464,146   2011
                                                                 12.32             13.03         516,588   2010
                                                                 11.05             12.32         264,413   2009
                                                                 10.78             11.05         257,107   2008
                                                                 10.14             10.78         294,565   2007
                                                                  9.98             10.14              --   2006
                                                                 10.00              9.98              --   2005
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $12.26            $12.25              --   2011
                                                                 10.58             12.26              --   2010
                                                                  7.12             10.58              --   2009
                                                                 12.53              7.12              --   2008
                                                                 10.88             12.53              --   2007
                                                                 10.51             10.88              --   2006
                                                                 10.00             10.51              --   2005
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $12.23            $11.42             187   2011
                                                                 11.65             12.23             557   2010
                                                                  7.57             11.65           1,361   2009
                                                                 12.77              7.57           2,500   2008
                                                                 11.85             12.77         244,331   2007
                                                                 10.67             11.85              --   2006
                                                                 10.00             10.67              --   2005
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $10.81            $10.56              --   2011
                                                                  9.91             10.81              --   2010
                                                                  7.11              9.91              --   2009
                                                                 11.64              7.11              --   2008
                                                                 10.67             11.64              --   2007
                                                                 10.76             10.67              --   2006
                                                                 10.00             10.76              --   2005
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $18.57            $14.65              37   2011
                                                                 14.89             18.57              93   2010
                                                                  8.63             14.89          44,646   2009
                                                                 18.85              8.63          70,070   2008
                                                                 13.05             18.85          42,926   2007
                                                                 10.97             13.05              --   2006
                                                                 10.00             10.97              --   2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.56            $11.61              --   2011
                                                                 10.00             12.56              --   2010
---------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.05            $6.72               --   2011
                                                                               6.69             7.05               --   2010
                                                                               4.60             6.69               --   2009
                                                                               9.70             4.60               --   2008
                                                                              10.00             9.70               --   2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.48            $6.79              582   2011
                                                                               6.58             7.48              605   2010
                                                                               5.51             6.58            2,000   2009
                                                                               9.72             5.51            1,209   2008
                                                                              10.00             9.72               --   2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.11            $8.97           34,470   2011
                                                                               8.44             9.11           37,257   2010
                                                                               6.67             8.44           41,314   2009
                                                                               9.69             6.67           32,467   2008
                                                                              10.00             9.69               --   2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 8.34            $7.65        1,081,990   2011
                                                                               7.52             8.34        1,091,268   2010
                                                                               5.65             7.52        1,577,732   2009
                                                                               9.65             5.65        1,127,064   2008
                                                                              10.00             9.65           41,784   2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.67            $8.37          133,940   2011
                                                                               7.61             8.67          129,659   2010
                                                                               6.01             7.61          152,744   2009
                                                                               9.50             6.01           56,121   2008
                                                                              10.00             9.50           33,143   2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.88            $9.61          154,621   2011
                                                                               8.95             9.88          166,638   2010
                                                                               7.41             8.95          157,824   2009
                                                                               9.73             7.41          115,116   2008
                                                                              10.00             9.73            1,891   2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.97            $8.57          586,018   2011
                                                                               8.25             8.97          686,693   2010
                                                                               6.73             8.25          664,981   2009
                                                                               9.78             6.73          508,027   2008
                                                                              10.00             9.78            6,264   2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 8.97            $6.77           31,365   2011
                                                                               7.67             8.97           30,101   2010
                                                                               5.09             7.67           35,584   2009
                                                                               9.82             5.09           11,324   2008
                                                                              10.00             9.82               --   2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.49            $7.83           93,626   2011
                                                                               6.74             7.49           88,406   2010
                                                                               5.68             6.74           81,262   2009
                                                                               9.72             5.68           11,636   2008
                                                                              10.00             9.72               --   2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 5.96            $4.73        2,753,601   2011
                                                                               5.80             5.96        2,417,399   2010
                                                                               4.38             5.80        2,365,016   2009
                                                                               9.52             4.38        1,744,140   2008
                                                                              10.00             9.52           97,660   2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                            $ 8.49            $ 8.05              --
                                                                                       7.84              8.49              --
                                                                                       5.80              7.84              --
                                                                                       9.79              5.80              --
                                                                                      10.00              9.79              --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $ 9.79            $10.05          46,788
                                                                                       7.27              9.79          36,389
                                                                                       5.22              7.27          48,317
                                                                                       9.75              5.22          27,158
                                                                                      10.00              9.75              --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.09            $12.21       1,567,648
                                                                                      10.70             11.09       1,918,008
                                                                                       9.85             10.70       2,870,542
                                                                                      10.16              9.85       1,533,442
                                                                                      10.00             10.16              --
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $ 8.57            $ 8.21         223,073
                                                                                       7.73              8.57         190,519
                                                                                       5.99              7.73         170,105
                                                                                       9.63              5.99          64,656
                                                                                      10.00              9.63              --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $10.10            $ 9.59       8,012,631
                                                                                       9.34             10.10       8,365,810
                                                                                       7.84              9.34       8,167,351
                                                                                       9.90              7.84       5,633,738
                                                                                      10.00              9.90         308,670
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.03            $ 8.10              --
                                                                                       7.08              8.03              --
                                                                                       5.68              7.08              --
                                                                                       9.74              5.68              --
                                                                                      10.00              9.74              --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 9.11            $ 8.74          37,146
                                                                                       7.20              9.11          37,762
                                                                                       5.71              7.20          30,792
                                                                                       9.69              5.71          27,197
                                                                                      10.00              9.69              --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 8.67            $ 8.32         368,319
                                                                                       7.23              8.67         364,855
                                                                                       5.80              7.23         353,383
                                                                                       9.71              5.80         162,377
                                                                                      10.00              9.71              --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 7.46            $ 6.16       1,111,977
   Class 2                                                                             6.65              7.46       1,014,985
                                                                                       4.89              6.65       1,213,712
                                                                                       9.64              4.89         898,594
                                                                                      10.00              9.64          41,822
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $11.00            $11.12          59,812   2011
                                                                         10.23             11.00          53,269   2010
                                                                          7.19             10.23         782,054   2009
                                                                         10.02              7.19         564,739   2008
                                                                         10.00             10.02          20,973   2007
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $12.33            $12.75          17,272   2011
                                                                         10.94             12.33          17,266   2010
                                                                          7.28             10.94          10,336   2009
                                                                          9.99              7.28           1,361   2008
                                                                         10.00              9.99              --   2007
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.32            $ 7.10       1,609,568   2011
                                                                          7.17              8.32       1,502,838   2010
                                                                          5.64              7.17         958,455   2009
                                                                          9.85              5.64         643,260   2008
                                                                         10.00              9.85              --   2007
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.09            $ 9.56         761,948   2011
                                                                          8.69             10.09         741,620   2010
                                                                          6.38              8.69         781,404   2009
                                                                          9.83              6.38         476,814   2008
                                                                         10.00              9.83           5,021   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.51            $ 8.16         743,012   2011
                                                                          7.39              8.51         769,005   2010
                                                                          5.53              7.39         792,966   2009
                                                                          9.80              5.53         451,257   2008
                                                                         10.00              9.80          35,021   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.42            $ 8.07           8,630   2011
                                                                          7.24              8.42          14,707   2010
                                                                          5.41              7.24           3,438   2009
                                                                          9.36              5.41           2,542   2008
                                                                         10.00              9.36              --   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.88            $ 7.81          95,531   2011
                                                                          6.95              7.88         113,198   2010
                                                                          5.43              6.95         105,693   2009
                                                                          9.64              5.43          90,929   2008
                                                                         10.00              9.64          29,149   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 7.87            $ 7.86          67,357   2011
                                                                          6.97              7.87          70,104   2010
                                                                          5.57              6.97          66,278   2009
                                                                          9.73              5.57          15,414   2008
                                                                         10.00              9.73              --   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.77            $ 7.65           7,656   2011
                                                                          6.36              7.77          11,986   2010
                                                                          5.05              6.36           6,784   2009
                                                                          9.72              5.05              --   2008
                                                                         10.00              9.72              --   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.58            $12.21         222,413   2011
                                                                         10.92             11.58         225,379   2010
                                                                          9.60             10.92         219,756   2009
                                                                         10.09              9.60          94,021   2008
                                                                         10.00             10.09          20,921   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.16            $ 8.92         154,166   2011
                                                                                    8.02             10.16         148,020   2010
                                                                                    5.82              8.02         146,933   2009
                                                                                    9.78              5.82          61,188   2008
                                                                                   10.00              9.78          12,101   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.90            $ 7.98          14,559   2011
                                                                                    7.15              8.90          14,537   2010
                                                                                    4.62              7.15          14,123   2009
                                                                                    9.61              4.62          16,218   2008
                                                                                   10.00              9.61              --   2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.15            $10.24       4,887,213   2011
                                                                                    9.14             10.15       5,401,430   2010
                                                                                    6.84              9.14       6,046,521   2009
                                                                                    9.87              6.84       6,899,903   2008
                                                                                   10.00              9.87         100,335   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.58            $ 8.32       2,450,259   2011
                                                                                    7.89              8.58       2,640,771   2010
                                                                                    6.15              7.89       2,883,241   2009
                                                                                    9.73              6.15       3,315,589   2008
                                                                                   10.00              9.73         110,261   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.17            $ 7.97       1,687,400   2011
                                                                                    7.46              8.17       1,774,050   2010
                                                                                    6.00              7.46       2,468,218   2009
                                                                                    9.68              6.00       1,576,144   2008
                                                                                   10.00              9.68              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.49            $ 6.87         274,275   2011
                                                                                    7.08              7.49         283,268   2010
                                                                                    5.48              7.08         258,129   2009
                                                                                    9.64              5.48         100,823   2008
                                                                                   10.00              9.64              --   2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.82            $ 8.55          14,421   2011
                                                                                    8.02              8.82          22,796   2010
                                                                                    6.49              8.02          30,121   2009
                                                                                    9.82              6.49          13,307   2008
                                                                                   10.00              9.82              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.66            $11.26          75,769   2011
                                                                                   10.06             10.66          85,008   2010
                                                                                    9.46             10.06          97,238   2009
                                                                                   10.11              9.46          78,777   2008
                                                                                   10.00             10.11              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.36            $ 9.36          64,189   2011
                                                                                    8.33             10.36          70,641   2010
                                                                                    5.97              8.33          79,120   2009
                                                                                    9.75              5.97          73,855   2008
                                                                                   10.00              9.75          12,058   2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $ 9.83            $ 9.69         349,979   2011
                                                                                    9.97              9.83         393,752   2010
                                                                                   10.09              9.97         326,799   2009
                                                                                   10.02             10.09          52,467   2008
                                                                                   10.00             10.02              --   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                       $ 9.76            $ 9.61           8,327   2011
                                                                                   9.90              9.76         173,206   2010
                                                                                  10.02              9.90       1,047,248   2009
                                                                                  10.00             10.02       2,550,541   2008
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                   $ 9.19            $ 9.10              --   2011
                                                                                   8.36              9.19              --   2010
                                                                                   6.11              8.36              --   2009
                                                                                   9.79              6.11              --   2008
                                                                                  10.00              9.79              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                  $ 9.66            $10.45         393,466   2011
                                                                                   7.60              9.66         461,266   2010
                                                                                   5.68              7.60         614,421   2009
                                                                                   9.01              5.68         492,815   2008
                                                                                  10.00              9.01              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                          $ 8.42            $ 8.44          61,070   2011
                                                                                   7.44              8.42          60,470   2010
                                                                                   5.98              7.44          52,745   2009
                                                                                   9.69              5.98          57,237   2008
                                                                                  10.00              9.69          22,771   2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                        $ 9.59            $ 9.75          48,882   2011
                                                                                   7.63              9.59          50,385   2010
                                                                                   5.92              7.63          50,840   2009
                                                                                   9.62              5.92          19,497   2008
                                                                                  10.00              9.62              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                            $ 8.75            $ 8.36      16,427,724   2011
                                                                                   8.12              8.75      17,777,921   2010
                                                                                   6.83              8.12      18,509,715   2009
                                                                                   9.82              6.83      14,891,122   2008
                                                                                  10.00              9.82         452,026   2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                             $ 8.68            $ 8.31          88,511   2011
                                                                                   7.99              8.68          82,576   2010
                                                                                   6.16              7.99          79,500   2009
                                                                                   9.77              6.16          16,571   2008
                                                                                  10.00              9.77              --   2007
--------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                 $11.74            $10.74         488,797   2011
                                                                                   9.53             11.74         486,071   2010
                                                                                   6.43              9.53         103,545   2009
                                                                                  10.00              6.43          18,678   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                               $ 9.93            $ 9.33         296,463   2011
                                                                                   9.05              9.93         288,959   2010
                                                                                   7.02              9.05         260,753   2009
                                                                                  10.00              7.02          50,873   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                    $ 9.35            $ 8.77       1,299,048   2011
                                                                                   8.69              9.35       1,304,643   2010
                                                                                   7.59              8.69       2,000,130   2009
                                                                                  10.00              7.59       1,231,770   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                   $10.93            $ 9.35          73,522   2011
                                                                                  10.00             10.93          65,486   2010
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares         $11.74            $12.32       3,259,586   2011
                                                                                  11.33             11.74       3,658,916   2010
                                                                                  10.58             11.33       1,651,492   2009
                                                                                  10.00             10.58         882,662   2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.99            $12.04         899,882
                                                                                     9.82             11.99         986,044
                                                                                     7.47              9.82       2,107,890
                                                                                    10.00              7.47       1,500,193
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $12.04            $12.10       3,596,038
                                                                                    10.40             12.04       3,922,890
                                                                                     7.24             10.40       2,707,596
                                                                                    10.00              7.24       2,086,669
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $10.46            $ 9.54       1,148,842
                                                                                     8.57             10.46       1,151,738
                                                                                     6.58              8.57         738,047
                                                                                    10.00              6.58         525,625
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $10.74            $10.73       1,259,970
                                                                                    10.08             10.74       1,423,327
                                                                                     8.14             10.08       1,394,542
                                                                                     9.84              8.14         683,596
                                                                                    10.00              9.84           5,432
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $ 8.23            $ 7.55       1,121,704
                                                                                     7.84              8.23       1,129,710
                                                                                     5.45              7.84       2,721,116
                                                                                     9.93              5.45       2,115,345
                                                                                    10.00              9.93          34,265
------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 9.24            $ 9.30           3,177
                                                                                     7.52              9.24           3,496
                                                                                     5.69              7.52           4,000
                                                                                     9.71              5.69           6,211
                                                                                    10.00              9.71              --
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --           $ 8.87            $ 8.20              --
   Class I                                                                           7.72              8.87              --
                                                                                     6.05              7.72              --
                                                                                     9.68              6.05              --
                                                                                    10.00              9.68              --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 9.21            $ 9.11              --
                                                                                     8.33              9.21              --
                                                                                     6.08              8.33              --
                                                                                     9.79              6.08              --
                                                                                    10.00              9.79              --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                            $ 8.73            $ 8.40              --
                                                                                     7.99              8.73              --
                                                                                     6.41              7.99              --
                                                                                     9.74              6.41              --
                                                                                    10.00              9.74              --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               $ 9.45            $ 9.46         740,348
                                                                                     8.74              9.45         806,702
                                                                                     7.54              8.74         786,880
                                                                                     9.84              7.54         484,329
                                                                                    10.00              9.84          11,646
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II    2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --     2011
   Class I                                                                   2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $ 8.83            $ 9.27          87,242   2011
                                                                                  7.89              8.83          80,049   2010
                                                                                  6.03              7.89          69,417   2009
                                                                                  9.83              6.03          37,424   2008
                                                                                 10.00              9.83              --   2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.27            $ 7.19         251,774   2011
                                                                                  6.55              7.27         311,831   2010
                                                                                  5.46              6.55         484,223   2009
                                                                                  9.83              5.46         208,127   2008
                                                                                 10.00              9.83             303   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 7.94            $ 7.72          58,765   2011
                                                                                  7.38              7.94          62,651   2010
                                                                                  5.20              7.38          54,897   2009
                                                                                  9.71              5.20          15,702   2008
                                                                                 10.00              9.71              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.92            $ 8.05       1,858,698   2011
                                                                                  7.83              8.92       1,829,297   2010
                                                                                  5.70              7.83       1,701,607   2009
                                                                                  9.69              5.70       1,232,387   2008
                                                                                 10.00              9.69              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.43            $ 8.28       5,297,022   2011
                                                                                  7.39              8.43       5,627,233   2010
                                                                                  5.86              7.39       3,352,436   2009
                                                                                  9.68              5.86       2,312,209   2008
                                                                                 10.00              9.68              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.63            $ 9.26       2,439,451   2011
                                                                                  7.94              9.63       2,505,903   2010
                                                                                  5.89              7.94         595,573   2009
                                                                                  9.63              5.89         428,079   2008
                                                                                 10.00              9.63          20,585   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.87            $ 7.82              --   2011
                                                                                  6.28              7.87              --   2010
                                                                                  4.82              6.28              --   2009
                                                                                  9.63              4.82              --   2008
                                                                                 10.00              9.63              --   2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.03            $11.08          25,787   2011
                                                                                  9.91             11.03          16,997   2010
                                                                                  8.28              9.91          17,492   2009
                                                                                  9.99              8.28           7,574   2008
                                                                                 10.00              9.99              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.79            $12.00       1,016,623   2011
                                                                                 10.45             11.79       1,107,813   2010
                                                                                  7.56             10.45         801,118   2009
                                                                                 10.03              7.56         551,690   2008
                                                                                 10.00             10.03              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $12.26            $15.44         116,943   2011
                                                                                 11.15             12.26         183,508   2010
                                                                                 11.83             11.15         872,701   2009
                                                                                 10.23             11.83         427,821   2008
                                                                                 10.00             10.23          20,791   2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.45            $11.41       4,956,266   2011
                                                                 11.04             11.45       5,346,053   2010
                                                                  9.88             11.04       5,935,305   2009
                                                                 10.07              9.88       3,290,047   2008
                                                                 10.00             10.07         125,575   2007
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $12.52            $12.79       4,063,270   2011
                                                                 11.75             12.52       4,517,593   2010
                                                                 10.46             11.75       2,840,553   2009
                                                                 10.13             10.46       1,392,206   2008
                                                                 10.00             10.13          20,887   2007
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $ 9.76            $ 9.83              --   2011
                                                                  8.36              9.76              --   2010
                                                                  5.58              8.36              --   2009
                                                                  9.75              5.58              --   2008
                                                                 10.00              9.75              --   2007
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.46            $ 8.90          34,357   2011
                                                                  8.94              9.46          41,539   2010
                                                                  5.76              8.94          56,166   2009
                                                                  9.65              5.76          31,738   2008
                                                                 10.00              9.65          26,868   2007
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.28            $ 9.14           1,631   2011
                                                                  8.45              9.28           1,714   2010
                                                                  6.01              8.45             692   2009
                                                                  9.77              6.01              --   2008
                                                                 10.00              9.77              --   2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.21            $ 8.11         438,690   2011
                                                                  8.13             10.21         394,970   2010
                                                                  4.67              8.13         644,841   2009
                                                                 10.13              4.67         587,011   2008
                                                                 10.00             10.13           7,922   2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.61            $11.74           2,057   2011
                                                                 10.00             12.61           2,304   2010
---------------------------------------------------------------------------------------------------------------

                         LIFETIME INCOME PLUS ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.24            $ 7.79         47,932    2011
                                                                               7.86              8.24         68,525    2010
                                                                               5.43              7.86         74,347    2009
                                                                              11.53              5.43        101,507    2008
                                                                              11.62             11.53         68,953    2007
                                                                              10.50             11.62         59,565    2006
                                                                              10.00             10.50          8,377    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 9.16            $ 8.26            268    2011
                                                                               8.09              9.16            485    2010
                                                                               6.83              8.09            818    2009
                                                                              12.12              6.83          1,186    2008
                                                                              11.05             12.12             --    2007
                                                                              10.61             11.05             --    2006
                                                                              10.00             10.61             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.52            $10.30          9,592    2011
                                                                               9.80             10.52         12,609    2010
                                                                               7.80              9.80         13,093    2009
                                                                              11.40              7.80         13,870    2008
                                                                              10.77             11.40         13,110    2007
                                                                              10.00             10.77         14,525    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $12.78            $11.65        218,577    2011
                                                                              11.59             12.78        233,250    2010
                                                                               8.77             11.59        362,416    2009
                                                                              15.06              8.77        384,510    2008
                                                                              13.44             15.06        636,958    2007
                                                                              10.73             13.44        487,040    2006
                                                                              10.00             10.73         22,579    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $11.46            $10.51             --    2011
                                                                               9.78             11.46             --    2010
                                                                               6.03              9.78             --    2009
                                                                              12.10              6.03             --    2008
                                                                              10.59             12.10             --    2007
                                                                              10.54             10.59             --    2006
                                                                              10.00             10.54             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.27            $ 9.85         97,013    2011
                                                                               9.06             10.27        134,528    2010
                                                                               7.21              9.06        156,495    2009
                                                                              11.46              7.21        180,252    2008
                                                                              11.98             11.46        776,222    2007
                                                                              10.54             11.98        327,980    2006
                                                                              10.00             10.54         53,251    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.69            $ 9.37        239,748    2011
                                                                               8.83              9.69        230,994    2010
                                                                               7.36              8.83        238,524    2009
                                                                               9.72              7.36        216,731    2008
                                                                              10.00              9.72        128,024    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.16            $ 8.70         87,630    2011
                                                                               8.48              9.16         75,970    2010
                                                                               6.95              8.48         69,279    2009
                                                                              10.17              6.95         63,934    2008
                                                                              10.00             10.17         72,682    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $11.89            $ 8.92              --   2011
                                                                         10.24             11.89              --   2010
                                                                          6.83             10.24              --   2009
                                                                         13.26              6.83              --   2008
                                                                         11.30             13.26              --   2007
                                                                         10.64             11.30              --   2006
                                                                         10.00             10.64              --   2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 9.35            $ 9.71          35,155   2011
                                                                          8.46              9.35          40,505   2010
                                                                          7.18              8.46          43,218   2009
                                                                         12.35              7.18          45,836   2008
                                                                         12.03             12.35          49,334   2007
                                                                         10.50             12.03          50,160   2006
                                                                         10.00             10.50          14,249   2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 8.97            $ 7.08         671,847   2011
                                                                          8.78              8.97         640,249   2010
                                                                          6.67              8.78         643,185   2009
                                                                         14.59              6.67         750,760   2008
                                                                         14.10             14.59       1,502,546   2007
                                                                         10.66             14.10       1,053,158   2006
                                                                         10.00             10.66          43,260   2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $10.08            $ 9.51          34,789   2011
                                                                          9.37             10.08          43,471   2010
                                                                          6.98              9.37          47,045   2009
                                                                         11.84              6.98          60,387   2008
                                                                         10.64             11.84          61,687   2007
                                                                         10.93             10.64          60,554   2006
                                                                         10.00             10.93           9,988   2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.34            $10.55              --   2011
                                                                          7.73             10.34              --   2010
                                                                          5.58              7.73              --   2009
                                                                         10.48              5.58              --   2008
                                                                          9.41             10.48              --   2007
                                                                         10.00              9.41              --   2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.43            $12.51         394,721   2011
                                                                         11.11             11.43         487,563   2010
                                                                         10.28             11.11         763,290   2009
                                                                         10.67             10.28         703,061   2008
                                                                          9.95             10.67          39,112   2007
                                                                         10.00              9.95          40,406   2006
                                                                         10.00             10.00           6,011   2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $10.83            $10.32          60,191   2011
                                                                          9.83             10.83          74,451   2010
                                                                          7.67              9.83          84,115   2009
                                                                         12.41              7.67         101,992   2008
                                                                         12.48             12.41         105,867   2007
                                                                         10.48             12.48          98,645   2006
                                                                         10.00             10.48          31,252   2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $13.54            $12.78       2,517,257
                                                                                      12.59             13.54       2,353,945
                                                                                      10.63             12.59       2,447,121
                                                                                      13.51             10.63       2,490,847
                                                                                      11.82             13.51       2,706,803
                                                                                      10.36             11.82       1,529,416
                                                                                      10.00             10.36              --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 9.74            $ 9.77              --
                                                                                       8.64              9.74              --
                                                                                       6.97              8.64              --
                                                                                      12.04              6.97              --
                                                                                      11.37             12.04              --
                                                                                      10.86             11.37              --
                                                                                      10.00             10.86              --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $10.40            $ 9.92          13,593
                                                                                       8.27             10.40          19,240
                                                                                       6.59              8.27          24,499
                                                                                      11.26              6.59          33,596
                                                                                      11.63             11.26          33,484
                                                                                      10.58             11.63          28,709
                                                                                      10.00             10.58           4,519
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $11.15            $10.63          39,033
                                                                                       9.36             11.15          56,296
                                                                                       7.55              9.36          74,173
                                                                                      12.73              7.55          88,029
                                                                                      11.06             12.73          82,279
                                                                                      10.64             11.06          97,033
                                                                                      10.00             10.64          28,211
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $11.99            $ 9.84         308,314
   Class 2                                                                            10.76             11.99         316,673
                                                                                       7.96             10.76         345,101
                                                                                      15.78              7.96         426,405
                                                                                      13.47             15.78         690,631
                                                                                      11.16             13.47         653,639
                                                                                      10.00             11.16          42,689
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.13            $11.19           1,801
                                                                                      10.42             11.13           4,118
                                                                                       7.37             10.42         202,458
                                                                                      10.33              7.37         239,994
                                                                                      10.37             10.33         549,148
                                                                                      10.04             10.37              --
                                                                                      10.00             10.04              --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $13.40            $13.78           9,293
                                                                                      11.96             13.40          12,154
                                                                                       8.01             11.96          13,800
                                                                                      11.07              8.01          17,732
                                                                                      10.95             11.07          20,255
                                                                                      10.11             10.95          19,538
                                                                                      10.00             10.11           9,771
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $11.68            $ 9.90         287,551   2011
                                                                         10.13             11.68         276,245   2010
                                                                          8.01             10.13         205,385   2009
                                                                         14.08              8.01         226,145   2008
                                                                         11.91             14.08              --   2007
                                                                         10.61             11.91              --   2006
                                                                         10.00             10.61              --   2005
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $11.98            $11.40         239,676   2011
                                                                         10.73             11.98         281,736   2010
                                                                          8.51             10.73         318,429   2009
                                                                         12.22              8.51         399,192   2008
                                                                         10.83             12.22         532,415   2007
                                                                         10.32             10.83         554,980   2006
                                                                         10.00             10.32         130,874   2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.15            $10.50         852,229   2011
                                                                          9.67             11.15         897,115   2010
                                                                          7.13              9.67       1,040,511   2009
                                                                         11.06              7.13       1,028,267   2008
                                                                         10.39             11.06       1,131,579   2007
                                                                         10.00             10.39         731,673   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $11.43            $10.88           3,985   2011
                                                                          9.98             11.43           6,508   2010
                                                                          7.52              9.98           7,240   2009
                                                                         13.40              7.52           6,203   2008
                                                                         11.66             13.40         529,837   2007
                                                                         10.68             11.66         312,030   2006
                                                                         10.00             10.68              --   2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $11.17            $10.63              --   2011
                                                                          9.66             11.17              --   2010
                                                                          7.26              9.66              --   2009
                                                                         12.64              7.26              --   2008
                                                                         12.10             12.64              --   2007
                                                                         10.85             12.10              --   2006
                                                                         10.00             10.85              --   2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity -- Income Portfolio -- Service Class 2                     $ 9.83            $ 9.69          63,923   2011
                                                                          8.73              9.83          78,255   2010
                                                                          6.86              8.73          88,585   2009
                                                                         12.25              6.86         107,926   2008
                                                                         12.35             12.25         546,626   2007
                                                                         10.52             12.35          91,505   2006
                                                                         10.00             10.52          11,565   2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.16            $10.08              --   2011
                                                                          9.05             10.16              --   2010
                                                                          7.27              9.05              --   2009
                                                                         12.78              7.27              --   2008
                                                                         11.67             12.78              --   2007
                                                                         10.56             11.67              --   2006
                                                                         10.00             10.56              --   2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $10.70            $10.47          54,226   2011
                                                                                    8.82             10.70          65,048   2010
                                                                                    7.03              8.82          80,981   2009
                                                                                   13.63              7.03          85,160   2008
                                                                                   10.99             13.63          68,804   2007
                                                                                   10.52             10.99          85,271   2006
                                                                                   10.00             10.52          22,055   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.35            $11.90           3,342   2011
                                                                                   10.77             11.35          11,406   2010
                                                                                    9.52             10.77           6,634   2009
                                                                                   10.07              9.52           3,288   2008
                                                                                   10.00             10.07         565,372   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.52            $11.81          57,448   2011
                                                                                   10.74             13.52          72,533   2010
                                                                                    7.84             10.74          92,358   2009
                                                                                   13.26              7.84         127,160   2008
                                                                                   11.74             13.26         333,969   2007
                                                                                   10.66             11.74         127,638   2006
                                                                                   10.00             10.66          27,751   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $11.47            $10.22              --   2011
                                                                                    9.27             11.47              --   2010
                                                                                    6.02              9.27              --   2009
                                                                                   12.62              6.02              --   2008
                                                                                   12.23             12.62           3,011   2007
                                                                                   10.76             12.23              --   2006
                                                                                   10.00             10.76              --   2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.79            $11.83      10,811,811   2011
                                                                                   10.68             11.79      12,917,098   2010
                                                                                    8.04             10.68      14,840,179   2009
                                                                                   11.68              8.04      17,856,932   2008
                                                                                   11.49             11.68      19,381,842   2007
                                                                                    9.92             11.49      14,059,980   2006
                                                                                   10.00              9.92       2,101,611   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.57            $ 8.26         246,239   2011
                                                                                    7.93              8.57         266,630   2010
                                                                                    6.22              7.93         314,533   2009
                                                                                    9.90              6.22         252,785   2008
                                                                                   10.00              9.90         211,613   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.15            $ 9.84         293,796   2011
                                                                                    9.32             10.15         320,493   2010
                                                                                    7.55              9.32         554,815   2009
                                                                                   12.26              7.55         590,745   2008
                                                                                   12.09             12.26           1,863   2007
                                                                                   10.43             12.09         302,230   2006
                                                                                   10.00             10.43              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.42            $ 7.67              --   2011
                                                                                    8.01              8.42              --   2010
                                                                                    6.23              8.01              --   2009
                                                                                   11.04              6.23              --   2008
                                                                                   11.01             11.04              --   2007
                                                                                   10.00             11.01           1,569   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $11.36            $10.95             --    2011
                                                         10.39             11.36             --    2010
                                                          8.46             10.39             --    2009
                                                         12.88              8.46             --    2008
                                                         11.94             12.88             --    2007
                                                         10.35             11.94             --    2006
                                                         10.00             10.35             --    2005
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $10.88            $11.42         13,536    2011
                                                         10.33             10.88         19,186    2010
                                                          9.77             10.33         20,544    2009
                                                         10.51              9.77         18,928    2008
                                                         10.24             10.51         33,460    2007
                                                         10.02             10.24        909,305    2006
                                                         10.00             10.02         19,753    2005
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $12.85            $11.53         23,235    2011
                                                         10.39             12.85         25,832    2010
                                                          7.50             10.39         33,242    2009
                                                         12.32              7.50         39,448    2008
                                                         11.17             12.32        264,649    2007
                                                         10.52             11.17         38,943    2006
                                                         10.00             10.52         14,582    2005
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.18            $ 9.97        640,460    2011
                                                         10.40             10.18        667,205    2010
                                                         10.58             10.40        601,244    2009
                                                         10.57             10.58        577,719    2008
                                                         10.29             10.57        741,813    2007
                                                         10.04             10.29        781,924    2006
                                                         10.00             10.04         69,993    2005
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.56            $10.39             --    2011
                                                          9.66             10.56             --    2010
                                                          7.11              9.66             --    2009
                                                         11.46              7.11             --    2008
                                                         11.10             11.46             --    2007
                                                         10.39             11.10             --    2006
                                                         10.00             10.39             --    2005
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $12.26            $13.19         73,481    2011
                                                          9.70             12.26         88,395    2010
                                                          7.30              9.70        107,072    2009
                                                         11.65              7.30        131,018    2008
                                                         13.97             11.65            403    2007
                                                         10.72             13.97          1,008    2006
                                                         10.00             10.72             --    2005
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $10.35            $10.31          6,022    2011
                                                          9.20             10.35          2,803    2010
                                                          7.44              9.20          2,771    2009
                                                         12.13              7.44          2,747    2008
                                                         11.79             12.13        347,549    2007
                                                         10.42             11.79             --    2006
                                                         10.00             10.42             --    2005
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $11.29            $11.40          27,947
                                                                                     9.04             11.29          36,512
                                                                                     7.05              9.04          45,926
                                                                                    11.54              7.05          51,860
                                                                                    11.50             11.54          52,231
                                                                                    10.37             11.50          52,682
                                                                                    10.00             10.37          18,784
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $11.14            $10.60       6,904,460
                                                                                    10.37             11.14       7,859,141
                                                                                     8.76             10.37       9,129,292
                                                                                    12.65              8.76      10,066,588
                                                                                    11.57             12.65      11,103,137
                                                                                    10.38             11.57      11,929,994
                                                                                    10.00             10.38       3,872,273
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $10.12            $ 9.60      13,758,448
                                                                                     9.44             10.12      15,282,878
                                                                                     8.00              9.44      16,945,311
                                                                                    11.56              8.00      18,095,038
                                                                                    10.58             11.56      19,853,301
                                                                                    10.00             10.58      13,310,499
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $10.86            $10.33              --
                                                                                    10.06             10.86              --
                                                                                     7.80             10.06              --
                                                                                    12.46              7.80              --
                                                                                    11.78             12.46              --
                                                                                    10.35             11.78              --
                                                                                    10.00             10.35              --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.58            $10.53          90,174
                                                                                     9.45             11.58          93,522
                                                                                     6.42              9.45             812
                                                                                    10.00              6.42              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.79            $ 9.14           1,002
                                                                                     8.98              9.79           1,002
                                                                                     7.01              8.98             841
                                                                                    10.00              7.01              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.22            $ 8.59         334,326
                                                                                     8.62              9.22         349,785
                                                                                     7.58              8.62         594,901
                                                                                    10.00              7.58         590,233
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.88            $ 9.25           3,734
                                                                                    10.00             10.88           3,958
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.57            $12.07         784,093
                                                                                    11.24             11.57         917,698
                                                                                    10.56             11.24         454,118
                                                                                    10.00             10.56         415,612
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.82            $11.80         242,351
                                                                                     9.75             11.82         273,040
                                                                                     7.45              9.75         640,463
                                                                                    10.00              7.45         727,139
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $11.87            $11.85         966,248
                                                                                    10.31             11.87       1,082,682
                                                                                     7.23             10.31         798,401
                                                                                    10.00              7.23         991,178
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                       $10.31            $ 9.35         306,290
                                                                                        8.50             10.31         312,061
                                                                                        6.56              8.50         243,245
                                                                                       10.00              6.56         276,782
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                    $11.76            $10.79          41,050
                                                                                        9.61             11.76          54,547
                                                                                        7.37              9.61          68,989
                                                                                       11.95              7.37          81,478
                                                                                       11.82             11.95          75,575
                                                                                       10.39             11.82          75,276
                                                                                       10.00             10.39          16,474
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $13.05            $12.95         989,045
                                                                                       12.32             13.05       1,073,273
                                                                                       10.02             12.32       1,168,761
                                                                                       12.18             10.02         993,597
                                                                                       11.28             12.18         984,659
                                                                                       10.43             11.28         846,960
                                                                                       10.00             10.43          92,457
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $12.24            $11.16         173,233
                                                                                       11.74             12.24         179,944
                                                                                        8.21             11.74         534,531
                                                                                       15.05              8.21         662,410
                                                                                       11.24             15.05         475,186
                                                                                       10.52             11.24         398,961
                                                                                       10.00             10.52              --
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $10.38            $10.39          19,667
                                                                                        8.50             10.38          32,327
                                                                                        6.47              8.50          38,187
                                                                                       11.11              6.47          53,294
                                                                                       11.30             11.11          49,765
                                                                                       10.42             11.30          43,504
                                                                                       10.00             10.42           8,711
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.37            $ 8.83         372,413
                                                                                        7.62              8.37         424,120
                                                                                        6.35              7.62         502,780
                                                                                        9.96              6.35         496,875
                                                                                       10.00              9.96         535,917
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 8.51            $ 7.82          31,053
   Class I                                                                              7.45              8.51          56,837
                                                                                        5.88              7.45          65,062
                                                                                        9.46              5.88          81,420
                                                                                       10.00              9.46          75,106
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $11.02            $10.83          13,372
                                                                                       10.03             11.02          19,240
                                                                                        7.36             10.03          21,144
                                                                                       11.93              7.36          28,232
                                                                                       10.97             11.93          25,876
                                                                                       10.44             10.97          28,227
                                                                                       10.00             10.44           3,171
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                 2011
                                                                                2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                              2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2011
   Class I                                                                      2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $10.99            $10.51              --   2011
                                                                      10.12             10.99              --   2010
                                                                       8.17             10.12              --   2009
                                                                      12.49              8.17              --   2008
                                                                      11.59             12.49              --   2007
                                                                      10.50             11.59              --   2006
                                                                      10.00             10.50              --   2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $14.80            $12.97          14,735   2011
                                                                      11.11             14.80          16,550   2010
                                                                       6.96             11.11          22,774   2009
                                                                      11.76              6.96          34,457   2008
                                                                      11.74             11.76          30,736   2007
                                                                      10.61             11.74          35,867   2006
                                                                      10.00             10.61           5,786   2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.68            $10.62       1,259,523   2011
                                                                       9.94             10.68       1,489,497   2010
                                                                       8.62              9.94       1,595,277   2009
                                                                      11.33              8.62       1,584,579   2008
                                                                      11.13             11.33       1,840,885   2007
                                                                      10.18             11.13       1,564,504   2006
                                                                      10.00             10.18         406,364   2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $14.16            $14.77             379   2011
                                                                      12.73             14.16             687   2010
                                                                       9.78             12.73           1,160   2009
                                                                      16.06              9.78           4,001   2008
                                                                      12.85             16.06           2,791   2007
                                                                      10.02             12.85           1,089   2006
                                                                      10.00             10.02              --   2005
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.04            $ 7.90         766,984   2011
                                                                       7.28              8.04         981,162   2010
                                                                       6.11              7.28       1,017,030   2009
                                                                      11.07              6.11       1,118,116   2008
                                                                      10.92             11.07       1,025,660   2007
                                                                      10.06             10.92         829,705   2006
                                                                      10.00             10.06         116,051   2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 9.99            $ 9.65              --   2011
                                                                       9.35              9.99              --   2010
                                                                       6.62              9.35              --   2009
                                                                      12.44              6.62              --   2008
                                                                      11.15             12.44              --   2007
                                                                      10.57             11.15              --   2006
                                                                      10.00             10.57              --   2005
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $11.46            $10.27         277,243   2011
                                                                      10.11             11.46         279,273   2010
                                                                       7.41             10.11         304,868   2009
                                                                      12.68              7.41         365,513   2008
                                                                      12.20             12.68              --   2007
                                                                      10.62             12.20              --   2006
                                                                      10.00             10.62              --   2005
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.26            $10.02       1,145,252   2011
                                                                                  9.04             10.26       1,252,324   2010
                                                                                  7.21              9.04         796,956   2009
                                                                                 12.00              7.21         881,464   2008
                                                                                 11.76             12.00           4,257   2007
                                                                                 10.47             11.76         692,801   2006
                                                                                 10.00             10.47              --   2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $11.26            $10.77         580,382   2011
                                                                                  9.34             11.26         638,334   2010
                                                                                  6.97              9.34         204,089   2009
                                                                                 11.47              6.97         253,679   2008
                                                                                 11.88             11.47         468,962   2007
                                                                                 10.58             11.88          94,225   2006
                                                                                 10.00             10.58          22,254   2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.92            $ 8.81              --   2011
                                                                                  7.16              8.92              --   2010
                                                                                  5.53              7.16              --   2009
                                                                                 11.12              5.53              --   2008
                                                                                 10.70             11.12              --   2007
                                                                                 10.64             10.70              --   2006
                                                                                 10.00             10.64              --   2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.91            $11.89              --   2011
                                                                                 10.76             11.91              --   2010
                                                                                  9.04             10.76              --   2009
                                                                                 10.98              9.04           3,774   2008
                                                                                 10.36             10.98              --   2007
                                                                                 10.12             10.36              --   2006
                                                                                 10.00             10.12              --   2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.63            $12.79         270,436   2011
                                                                                 11.27             12.63         319,654   2010
                                                                                  8.20             11.27         259,752   2009
                                                                                 10.95              8.20         321,805   2008
                                                                                 10.80             10.95         115,099   2007
                                                                                 10.11             10.80         446,107   2006
                                                                                 10.00             10.11          21,211   2005
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $12.58            $15.75          12,220   2011
                                                                                 11.50             12.58          28,068   2010
                                                                                 12.28             11.50         207,778   2009
                                                                                 10.69             12.28         190,613   2008
                                                                                  9.95             10.69         590,302   2007
                                                                                 10.04              9.95         395,738   2006
                                                                                 10.00             10.04           1,323   2005
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.95            $11.83       1,227,732   2011
                                                                                 11.58             11.95       1,455,221   2010
                                                                                 10.44             11.58       1,810,299   2009
                                                                                 10.70             10.44       1,754,845   2008
                                                                                 10.18             10.70       3,800,077   2007
                                                                                  9.99             10.18         620,156   2006
                                                                                 10.00              9.99         140,646   2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.14            $13.33         821,966   2011
                                                                 12.40             13.14         959,914   2010
                                                                 11.11             12.40         556,069   2009
                                                                 10.82             11.11         541,151   2008
                                                                 10.16             10.82         759,952   2007
                                                                  9.99             10.16       2,007,283   2006
                                                                 10.00              9.99          51,214   2005
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $12.36            $12.37              --   2011
                                                                 10.65             12.36              --   2010
                                                                  7.15             10.65              --   2009
                                                                 12.57              7.15              --   2008
                                                                 10.90             12.57              --   2007
                                                                 10.52             10.90              --   2006
                                                                 10.00             10.52              --   2005
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $12.33            $11.53           3,168   2011
                                                                 11.72             12.33           5,062   2010
                                                                  7.60             11.72           5,591   2009
                                                                 12.81              7.60           7,197   2008
                                                                 11.88             12.81         442,225   2007
                                                                 10.67             11.88         682,562   2006
                                                                 10.00             10.67              --   2005
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $10.89            $10.66          11,757   2011
                                                                  9.98             10.89          15,479   2010
                                                                  7.14              9.98          17,313   2009
                                                                 11.68              7.14          21,452   2008
                                                                 10.69             11.68          20,374   2007
                                                                 10.77             10.69          22,762   2006
                                                                 10.00             10.77           5,141   2005
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $18.72            $14.79           1,753   2011
                                                                 14.99             18.72           2,049   2010
                                                                  8.67             14.99          71,130   2009
                                                                 18.92              8.67         108,144   2008
                                                                 13.08             18.92          79,596   2007
                                                                 10.97             13.08           2,485   2006
                                                                 10.00             10.97              --   2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.57            $11.63              --   2011
                                                                 10.00             12.57              --   2010
---------------------------------------------------------------------------------------------------------------

                          NO OPTIONAL BENEFIT ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.85            $11.28         317,181   2011
                                                                           11.24             11.85         407,103   2010
                                                                            7.72             11.24         494,184   2009
                                                                           16.29              7.72         532,826   2008
                                                                           16.31             16.29         570,017   2007
                                                                           14.65             16.31         647,770   2006
                                                                           14.10             14.65         637,521   2005
                                                                           12.91             14.10         581,254   2004
                                                                           10.00             12.91         196,368   2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $12.31            $11.17          97,782   2011
                                                                           10.82             12.31         110,943   2010
                                                                            9.07             10.82         131,787   2009
                                                                           16.00              9.07         138,942   2008
                                                                           14.49             16.00         144,575   2007
                                                                           13.83             14.49         143,238   2006
                                                                           12.90             13.83         119,362   2005
                                                                           12.27             12.90         122,711   2004
                                                                           10.00             12.27          56,304   2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.82            $10.66          44,517   2011
                                                                           10.02             10.82          78,416   2010
                                                                            7.93             10.02         101,057   2009
                                                                           11.52              7.93         116,238   2008
                                                                           10.81             11.52          81,444   2007
                                                                           10.00             10.81         101,419   2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $15.15            $13.89         760,948   2011
                                                                           13.65             15.15       1,265,180   2010
                                                                           10.27             13.65       1,022,699   2009
                                                                           17.52             10.27       1,131,676   2008
                                                                           15.54             17.52       1,399,505   2007
                                                                           12.33             15.54         773,509   2006
                                                                           10.63             12.33         309,713   2005
                                                                           10.00             10.63           4,217   2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $14.82            $13.67         161,201   2011
                                                                           12.58             14.82         194,748   2010
                                                                            7.71             12.58         234,468   2009
                                                                           15.37              7.71         245,240   2008
                                                                           13.37             15.37         271,063   2007
                                                                           13.22             13.37         271,792   2006
                                                                           12.46             13.22         224,280   2005
                                                                           11.84             12.46         170,994   2004
                                                                           10.00             11.84          95,444   2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares               $14.93            $14.40       1,074,202   2011
                                                                           13.09             14.93       1,323,006   2010
                                                                           10.35             13.09       1,811,655   2009
                                                                           16.35             10.35       2,127,948   2008
                                                                           16.99             16.35       2,630,987   2007
                                                                           14.86             16.99       2,283,721   2006
                                                                           14.48             14.86       1,844,135   2005
                                                                           12.51             14.48       1,210,445   2004
                                                                           10.00             12.51         404,717   2003
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.91            $ 9.64          59,240   2011
                                                                               8.97              9.91          59,109   2010
                                                                               7.43              8.97          68,114   2009
                                                                               9.76              7.43          47,256   2008
                                                                              10.00              9.76          15,234   2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.35            $ 8.93          72,277   2011
                                                                               8.60              9.35          82,933   2010
                                                                               7.01              8.60          86,826   2009
                                                                              10.19              7.01          59,873   2008
                                                                              10.00             10.19          35,481   2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $16.07            $12.13         112,722   2011
                                                                              13.75             16.07         148,449   2010
                                                                               9.11             13.75         181,350   2009
                                                                              17.60              9.11         142,751   2008
                                                                              14.90             17.60         143,265   2007
                                                                              13.95             14.90         109,554   2006
                                                                              13.65             13.95         115,317   2005
                                                                              13.18             13.65         130,631   2004
                                                                              10.00             13.18          74,033   2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $12.76            $13.34         626,142   2011
                                                                              11.48             12.76         783,528   2010
                                                                               9.68             11.48         926,988   2009
                                                                              16.56              9.68       1,048,723   2008
                                                                              16.02             16.56       1,155,090   2007
                                                                              13.90             16.02       1,316,343   2006
                                                                              13.48             13.90       1,391,729   2005
                                                                              12.30             13.48       1,164,349   2004
                                                                              10.00             12.30         564,144   2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.51            $ 8.34       1,311,744   2011
                                                                              10.22             10.51       1,396,236   2010
                                                                               7.72             10.22       1,732,285   2009
                                                                              16.77              7.72       1,870,729   2008
                                                                              16.12             16.77       2,423,021   2007
                                                                              12.10             16.12       1,392,140   2006
                                                                              10.54             12.10         475,237   2005
                                                                              10.00             10.54          11,495   2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $13.21            $12.53         164,656   2011
                                                                              12.21             13.21         193,000   2010
                                                                               9.03             12.21         217,282   2009
                                                                              15.23              9.03         259,952   2008
                                                                              13.61             15.23         244,627   2007
                                                                              13.90             13.61         256,823   2006
                                                                              12.28             13.90         211,146   2005
                                                                              11.50             12.28         155,186   2004
                                                                              10.00             11.50          73,098   2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    $10.63            $10.92         718,422   2011
                                                                               7.90             10.63         755,001   2010
                                                                               5.67              7.90         160,123   2009
                                                                              10.59              5.67         157,636   2008
                                                                               9.45             10.59         289,893   2007
                                                                              10.00              9.45          13,765   2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.74            $12.93         750,679   2011
                                                                         11.34             11.74         837,777   2010
                                                                         10.44             11.34       1,384,226   2009
                                                                         10.76             10.44         957,286   2008
                                                                          9.97             10.76         105,552   2007
                                                                          9.96              9.97          89,335   2006
                                                                         10.00              9.96          43,718   2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $11.73            $11.24         307,534   2011
                                                                         10.58             11.73         328,909   2010
                                                                          8.20             10.58         335,563   2009
                                                                         13.19              8.20         415,572   2008
                                                                         13.18             13.19         445,758   2007
                                                                         11.00             13.18         242,207   2006
                                                                         10.88             11.00         142,471   2005
                                                                         10.00             10.88          66,551   2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $14.90            $14.15       2,345,813   2011
                                                                         13.78             14.90       2,689,797   2010
                                                                         11.56             13.78       2,702,947   2009
                                                                         14.61             11.56       1,963,533   2008
                                                                         12.69             14.61         820,337   2007
                                                                         11.07             12.69         310,160   2006
                                                                         10.00             11.07          35,933   2005
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares              $10.94            $11.03         140,252   2011
                                                                          9.64             10.94         140,985   2010
                                                                          7.73              9.64         138,616   2009
                                                                         13.27              7.73         138,614   2008
                                                                         12.46             13.27          86,944   2007
                                                                         11.83             12.46          65,160   2006
                                                                         10.86             11.83          28,107   2005
                                                                         10.00             10.86           4,923   2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares           $12.34            $11.84         390,311   2011
                                                                          9.76             12.34         421,016   2010
                                                                          7.73              9.76         198,288   2009
                                                                         13.12              7.73         206,766   2008
                                                                         13.47             13.12         191,069   2007
                                                                         12.17             13.47         167,765   2006
                                                                         11.22             12.17          89,844   2005
                                                                         10.00             11.22          26,245   2004
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1         $15.75            $15.11         829,045   2011
                                                                         13.15             15.75       1,037,570   2010
                                                                         10.53             13.15       1,223,599   2009
                                                                         17.65             10.53       1,344,850   2008
                                                                         15.25             17.65       1,537,005   2007
                                                                         14.58             15.25       1,489,036   2006
                                                                         13.77             14.58       1,440,583   2005
                                                                         12.36             13.77         990,802   2004
                                                                         10.00             12.36         355,046   2003
-----------------------------------------------------------------------------------------------------------------------


                                                                                          ACCUMULATION      ACCUMULATION
                                                                                         UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                            BEGINNING OF PERIOD END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2         $20.08            $16.58
                                                                                              17.91             20.08
                                                                                              13.18             17.91
                                                                                              25.96             13.18
                                                                                              22.01             25.96
                                                                                              18.12             22.01
                                                                                              15.39             18.12
                                                                                              13.39             15.39
                                                                                              10.00             13.39
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                               $12.03            $12.16
                                                                                              11.18             12.03
                                                                                               7.86             11.18
                                                                                              10.95              7.86
                                                                                              10.94             10.95
                                                                                              10.52             10.94
                                                                                              10.27             10.52
                                                                                              10.14             10.27
                                                                                              10.00             10.14
--------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                       $16.44            $17.00
                                                                                              14.59             16.44
                                                                                               9.71             14.59
                                                                                              13.33              9.71
                                                                                              13.11             13.33
                                                                                              12.03             13.11
                                                                                              11.93             12.03
                                                                                              10.99             11.93
                                                                                              10.00             10.99
--------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                               $18.62            $15.88
                                                                                              16.05             18.62
                                                                                              12.61             16.05
                                                                                              22.03             12.61
                                                                                              18.54             22.03
                                                                                              16.41             18.54
                                                                                              15.02             16.41
                                                                                              13.31             15.02
                                                                                              10.00             13.31
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                         $12.68            $12.15
                                                                                              11.29             12.68
                                                                                               8.90             11.29
                                                                                              12.70              8.90
                                                                                              11.19             12.70
                                                                                              10.60             11.19
                                                                                              10.36             10.60
                                                                                              10.00             10.36
--------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                                  $11.47            $10.87
                                                                                               9.88             11.47
                                                                                               7.25              9.88
                                                                                              11.17              7.25
                                                                                              10.43             11.17
                                                                                              10.00             10.43
--------------------------------------------------------------------------------------------------------------------------


                                                                                         NUMBER OF
                                                                                       ACCUMULATION
                                                                                         UNITS AT
SUBACCOUNTS                                                                            END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2       872,618   2011
                                                                                         1,041,788   2010
                                                                                         1,217,735   2009
                                                                                         1,353,727   2008
                                                                                         1,511,360   2007
                                                                                         1,317,951   2006
                                                                                           950,050   2005
                                                                                           690,498   2004
                                                                                           164,809   2003
---------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                             744,903   2011
                                                                                           920,967   2010
                                                                                         1,250,080   2009
                                                                                         1,347,831   2008
                                                                                         1,593,069   2007
                                                                                         1,356,957   2006
                                                                                         1,313,112   2005
                                                                                         1,072,166   2004
                                                                                           411,813   2003
---------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                     832,408   2011
                                                                                           928,019   2010
                                                                                           773,829   2009
                                                                                           584,746   2008
                                                                                           552,477   2007
                                                                                           483,194   2006
                                                                                           446,817   2005
                                                                                           428,101   2004
                                                                                           171,841   2003
---------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                             840,132   2011
                                                                                           934,818   2010
                                                                                         1,048,150   2009
                                                                                         1,123,431   2008
                                                                                         1,146,857   2007
                                                                                         1,089,382   2006
                                                                                           947,053   2005
                                                                                           774,104   2004
                                                                                           266,907   2003
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                       272,594   2011
                                                                                           326,559   2010
                                                                                           339,149   2009
                                                                                           336,189   2008
                                                                                           363,921   2007
                                                                                           362,522   2006
                                                                                           311,644   2005
                                                                                            72,468   2004
---------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                                950,174   2011
                                                                                           799,189   2010
                                                                                           703,424   2009
                                                                                           551,645   2008
                                                                                           526,828   2007
                                                                                            66,737   2006
---------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.84            $17.09       2,264,001   2011
                                                                         15.48             17.84       2,580,207   2010
                                                                         11.59             15.48       2,822,666   2009
                                                                         20.53             11.59       3,142,450   2008
                                                                         17.76             20.53       3,545,492   2007
                                                                         16.17             17.76       2,969,919   2006
                                                                         14.07             16.17       2,157,221   2005
                                                                         12.39             14.07       1,328,669   2004
                                                                         10.00             12.39         414,910   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.92            $14.29          46,650   2011
                                                                         12.83             14.92          62,412   2010
                                                                          9.59             12.83          71,331   2009
                                                                         16.59              9.59          98,608   2008
                                                                         15.77             16.59          99,694   2007
                                                                         14.06             15.77         103,019   2006
                                                                         11.82             14.06          88,757   2005
                                                                         11.84             11.82          35,327   2004
                                                                         10.00             11.84          10,391   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.83            $13.72         881,578   2011
                                                                         12.21             13.83       1,120,927   2010
                                                                          9.54             12.21       1,384,669   2009
                                                                         16.93              9.54       1,512,013   2008
                                                                         16.96             16.93       1,865,422   2007
                                                                         14.35             16.96       1,714,696   2006
                                                                         13.79             14.35       1,549,103   2005
                                                                         12.58             13.79       1,266,375   2004
                                                                         10.00             12.58         565,388   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $12.50            $12.49         242,599   2011
                                                                         11.08             12.50         297,301   2010
                                                                          8.85             11.08         340,531   2009
                                                                         15.45              8.85         401,346   2008
                                                                         14.02             15.45         420,320   2007
                                                                         12.61             14.02         433,262   2006
                                                                         11.91             12.61         387,366   2005
                                                                         11.45             11.91         364,645   2004
                                                                         10.00             11.45         162,995   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $13.79            $13.58         263,824   2011
                                                                         11.30             13.79         370,679   2010
                                                                          8.96             11.30         449,176   2009
                                                                         17.25              8.96         532,362   2008
                                                                         13.82             17.25         621,462   2007
                                                                         13.16             13.82         575,986   2006
                                                                         12.66             13.16         602,082   2005
                                                                         12.45             12.66         555,652   2004
                                                                         10.00             12.45         354,367   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.60            $12.24         234,902   2011
                                                                         10.95             11.60         193,335   2010
                                                                          9.62             10.95         241,209   2009
                                                                         10.11              9.62         154,215   2008
                                                                         10.00             10.11         376,148   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $26.03            $22.87         887,367   2011
                                                                                   20.54             26.03       1,144,974   2010
                                                                                   14.92             20.54       1,326,603   2009
                                                                                   25.06             14.92       1,450,255   2008
                                                                                   22.05             25.06       1,724,495   2007
                                                                                   19.90             22.05       1,715,062   2006
                                                                                   17.11             19.90       1,627,402   2005
                                                                                   13.93             17.11       1,215,725   2004
                                                                                   10.00             13.93         576,813   2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.52            $11.22         102,059   2011
                                                                                   10.05             12.52         124,919   2010
                                                                                    6.49             10.05         168,558   2009
                                                                                   13.52              6.49         134,999   2008
                                                                                   13.01             13.52         196,488   2007
                                                                                   11.38             13.01         142,851   2006
                                                                                   11.27             11.38         117,036   2005
                                                                                   10.00             11.27          58,910   2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.75            $12.87       3,102,381   2011
                                                                                   11.49             12.75       3,495,374   2010
                                                                                    8.60             11.49       4,082,210   2009
                                                                                   12.40              8.60       4,576,905   2008
                                                                                   12.13             12.40       5,039,320   2007
                                                                                   10.41             12.13       2,728,444   2006
                                                                                   10.00             10.41         651,777   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.74            $ 8.48         443,490   2011
                                                                                    8.05              8.74         517,751   2010
                                                                                    6.27              8.05         643,059   2009
                                                                                    9.92              6.27       2,131,570   2008
                                                                                   10.00              9.92         217,211   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $14.55            $14.19         687,303   2011
                                                                                   13.28             14.55         774,211   2010
                                                                                   10.69             13.28       1,009,197   2009
                                                                                   17.24             10.69       1,011,078   2008
                                                                                   16.91             17.24         683,261   2007
                                                                                   14.49             16.91         373,361   2006
                                                                                   13.30             14.49              --   2005
                                                                                   11.98             13.30              --   2004
                                                                                   10.00             11.98              --   2003
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.67            $ 7.94         461,553   2011
                                                                                    8.19              8.67         519,402   2010
                                                                                    6.34              8.19         567,124   2009
                                                                                   11.15              6.34         696,619   2008
                                                                                   11.05             11.15         758,859   2007
                                                                                   10.00             11.05         230,214   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $14.87            $14.42         189,896   2011
                                                                                   13.52             14.87         224,832   2010
                                                                                   10.94             13.52         258,857   2009
                                                                                   16.56             10.94         293,064   2008
                                                                                   15.26             16.56         343,233   2007
                                                                                   13.14             15.26         363,764   2006
                                                                                   12.81             13.14         382,029   2005
                                                                                   11.87             12.81         315,273   2004
                                                                                   10.00             11.87         131,629   2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.52            $12.17         681,024   2011
                                                         10.86             11.52         768,272   2010
                                                         10.22             10.86         898,270   2009
                                                         10.93             10.22       1,078,563   2008
                                                         10.58             10.93       1,329,365   2007
                                                         10.28             10.58       1,464,391   2006
                                                         10.23             10.28       1,055,983   2005
                                                         10.03             10.23         886,623   2004
                                                         10.00             10.03         402,218   2003
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $20.46            $18.48         386,268   2011
                                                         16.45             20.46         492,704   2010
                                                         11.80             16.45         576,773   2009
                                                         19.26             11.80         668,310   2008
                                                         17.36             19.26         841,774   2007
                                                         16.25             17.36         781,657   2006
                                                         14.75             16.25         806,379   2005
                                                         12.90             14.75         696,786   2004
                                                         10.00             12.90         336,231   2003
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.49            $10.34       4,381,076   2011
                                                         10.64             10.49       3,949,225   2010
                                                         10.77             10.64       4,005,321   2009
                                                         10.69             10.77       6,009,896   2008
                                                         10.34             10.69       3,179,339   2007
                                                         10.03             10.34       1,572,161   2006
                                                          9.90             10.03       1,228,026   2005
                                                          9.95              9.90       1,296,709   2004
                                                         10.00              9.95         672,805   2003
-------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                              $ 9.76            $ 9.61              --   2011
                                                          9.90              9.76              --   2010
                                                         10.02              9.90           9,582   2009
                                                         10.00             10.02         129,781   2008
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $13.36            $13.22         480,182   2011
                                                         12.14             13.36         572,848   2010
                                                          8.88             12.14         665,439   2009
                                                         14.23              8.88         797,671   2008
                                                         13.71             14.23         882,235   2007
                                                         12.75             13.71         981,715   2006
                                                         12.77             12.75       1,071,332   2005
                                                         12.11             12.77       1,038,848   2004
                                                         10.00             12.11         515,343   2003
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $21.16            $22.91         428,927   2011
                                                         16.65             21.16         510,228   2010
                                                         12.45             16.65         554,547   2009
                                                         19.75             12.45         566,248   2008
                                                         23.54             19.75         529,665   2007
                                                         17.95             23.54         728,471   2006
                                                         16.30             17.95         607,529   2005
                                                         12.49             16.30         520,572   2004
                                                         10.00             12.49         195,564   2003
-------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $13.94            $13.97       1,065,244   2011
                                                                       12.31             13.94       1,420,203   2010
                                                                        9.89             12.31       1,722,934   2009
                                                                       16.04              9.89       1,891,770   2008
                                                                       15.48             16.04       2,234,769   2007
                                                                       13.61             15.48       2,166,845   2006
                                                                       13.22             13.61       2,154,826   2005
                                                                       12.14             13.22       1,890,685   2004
                                                                       10.00             12.14         871,913   2003
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $17.64            $17.93         426,144   2011
                                                                       14.04             17.64         506,290   2010
                                                                       10.89             14.04         654,504   2009
                                                                       17.70             10.89         731,056   2008
                                                                       17.54             17.70         827,362   2007
                                                                       15.71             17.54       1,040,677   2006
                                                                       14.56             15.71         932,211   2005
                                                                       12.83             14.56         694,910   2004
                                                                       10.00             12.83         338,071   2003
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 $13.78            $13.19       4,868,017   2011
                                                                       12.75             13.78       5,991,240   2010
                                                                       10.71             12.75       7,122,042   2009
                                                                       15.37             10.71       7,899,956   2008
                                                                       13.97             15.37       9,437,633   2007
                                                                       12.46             13.97      10,342,564   2006
                                                                       12.19             12.46       9,524,666   2005
                                                                       11.44             12.19       5,971,746   2004
                                                                       10.00             11.44       1,664,846   2003
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $10.41            $ 9.94       4,000,343   2011
                                                                        9.66             10.41       4,421,187   2010
                                                                        8.13              9.66       4,828,041   2009
                                                                       11.68              8.13       5,001,151   2008
                                                                       10.62             11.68       4,316,248   2007
                                                                       10.00             10.62       1,445,828   2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $13.69            $13.10         228,575   2011
                                                                       12.60             13.69         290,531   2010
                                                                        9.71             12.60         372,997   2009
                                                                       15.41              9.71         428,927   2008
                                                                       14.48             15.41         521,779   2007
                                                                       12.65             14.48         646,817   2006
                                                                       12.52             12.65         616,789   2005
                                                                       11.75             12.52         543,039   2004
                                                                       10.00             11.75         246,418   2003
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $11.74            $10.74         196,614   2011
                                                                        9.53             11.74         237,408   2010
                                                                        6.43              9.53          93,896   2009
                                                                       10.00              6.43          14,219   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 9.93            $ 9.33         212,491   2011
                                                                        9.05              9.93          83,113   2010
                                                                        7.02              9.05          73,927   2009
                                                                       10.00              7.02          22,426   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 9.35            $ 8.77         447,062   2011
                                                                        8.69              9.35         507,792   2010
                                                                        7.59              8.69         763,208   2009
                                                                       10.00              7.59         625,385   2008
---------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.93            $ 9.35          83,649
                                                                                    10.00             10.93         108,667
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.74            $12.32         926,966
                                                                                    11.33             11.74       1,109,580
                                                                                    10.58             11.33         557,886
                                                                                    10.00             10.58         392,310
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.99            $12.04         327,516
                                                                                     9.82             11.99         386,142
                                                                                     7.47              9.82         814,961
                                                                                    10.00              7.47         768,969
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $12.04            $12.10       1,164,342
                                                                                    10.40             12.04       1,349,503
                                                                                     7.24             10.40       1,017,044
                                                                                    10.00              7.24       1,064,367
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $10.46            $ 9.54         396,411
                                                                                     8.57             10.46         437,045
                                                                                     6.58              8.57         297,609
                                                                                    10.00              6.58         263,271
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                 $13.30            $12.27         234,203
                                                                                    10.79             13.30         273,070
                                                                                     8.23             10.79         297,155
                                                                                    13.26              8.23         372,932
                                                                                    13.04             13.26         419,315
                                                                                    11.39             13.04         400,269
                                                                                    10.00             11.39         217,488
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $15.96            $15.94         708,928
                                                                                    14.98             15.96         946,495
                                                                                    12.10             14.98       1,174,728
                                                                                    14.63             12.10       1,189,762
                                                                                    13.46             14.63       1,281,807
                                                                                    12.37             13.46         954,506
                                                                                    11.66             12.37         953,677
                                                                                    10.92             11.66         787,119
                                                                                    10.00             10.92         325,340
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $18.04            $16.54         453,479
                                                                                    17.19             18.04         555,152
                                                                                    11.95             17.19         924,862
                                                                                    21.77             11.95         915,092
                                                                                    16.17             21.77         539,506
                                                                                    15.03             16.17         325,897
                                                                                    13.55             15.03         201,387
                                                                                    11.66             13.55         167,600
                                                                                    10.00             11.66          63,598
------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                             $38.48            $25.66          48,063
                                                                                    31.24             38.48          66,850
                                                                                    17.70             31.24          92,686
                                                                                    37.60             17.70         112,695
                                                                                    29.80             37.60         131,643
                                                                                    20.62             29.80         154,566
                                                                                    15.86             20.62         173,048
                                                                                    13.56             15.86         215,106
                                                                                    10.00             13.56          82,478
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                       2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------


                                                                                      ACCUMULATION      ACCUMULATION
                                                                                     UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                        BEGINNING OF PERIOD END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
----------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II                $14.97            $15.07
                                                                                          12.18             14.97
                                                                                           9.21             12.18
                                                                                          15.72              9.21
                                                                                          15.90             15.72
                                                                                          14.57             15.90
                                                                                          13.48             14.57
                                                                                          12.57             13.48
                                                                                          10.00             12.57
----------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II            $ 8.56            $ 9.09
                                                                                           7.75              8.56
                                                                                           6.41              7.75
                                                                                          10.00              6.41
                                                                                          10.00             10.00
----------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I         $ 8.70            $ 8.04
                                                                                           7.57              8.70
                                                                                           5.94              7.57
                                                                                           9.50              5.94
                                                                                          10.00              9.50
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                           $13.77            $13.63
                                                                                          12.46             13.77
                                                                                           9.09             12.46
                                                                                          14.64              9.09
                                                                                          13.38             14.64
                                                                                          12.65             13.38
                                                                                          12.32             12.65
                                                                                          11.47             12.32
                                                                                          10.00             11.47
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                  $14.56            $14.00
                                                                                          13.33             14.56
                                                                                          10.68             13.33
                                                                                          16.24             10.68
                                                                                          14.98             16.24
                                                                                          13.49             14.98
                                                                                          12.79             13.49
                                                                                          11.68             12.79
                                                                                          10.00             11.68
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                    $19.84            $17.50
                                                                                          14.81             19.84
                                                                                           9.22             14.81
                                                                                          15.47              9.22
                                                                                          15.36             15.47
                                                                                          13.80             15.36
                                                                                          13.33             13.80
                                                                                          12.74             13.33
                                                                                          10.00             12.74
----------------------------------------------------------------------------------------------------------------------


                                                                                     NUMBER OF
                                                                                   ACCUMULATION
                                                                                     UNITS AT
SUBACCOUNTS                                                                        END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-----------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             169,166    2011
                                                                                      153,879    2010
                                                                                      197,620    2009
                                                                                      228,902    2008
                                                                                      243,875    2007
                                                                                      245,595    2006
                                                                                      193,224    2005
                                                                                      132,124    2004
                                                                                       42,038    2003
-----------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II          43,571    2011
                                                                                       40,566    2010
                                                                                       36,184    2009
                                                                                       34,243    2008
                                                                                       51,142    2007
-----------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I      335,990    2011
                                                                                      391,693    2010
                                                                                      458,714    2009
                                                                                      511,494    2008
                                                                                      604,804    2007
-----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        198,277    2011
                                                                                      236,942    2010
                                                                                      281,141    2009
                                                                                      307,066    2008
                                                                                      355,778    2007
                                                                                      410,564    2006
                                                                                      369,609    2005
                                                                                      337,525    2004
                                                                                      166,896    2003
-----------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                95,375    2011
                                                                                      129,423    2010
                                                                                      155,830    2009
                                                                                      176,573    2008
                                                                                      201,053    2007
                                                                                      225,063    2006
                                                                                      230,100    2005
                                                                                      187,963    2004
                                                                                       98,256    2003
-----------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                 255,072    2011
                                                                                      301,040    2010
                                                                                      295,325    2009
                                                                                      320,249    2008
                                                                                      361,407    2007
                                                                                      407,596    2006
                                                                                      421,852    2005
                                                                                      356,075    2004
                                                                                      194,593    2003
-----------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $13.45            $13.47         358,781   2011
                                                                      12.45             13.45         367,448   2010
                                                                      10.73             12.45         373,204   2009
                                                                      14.02             10.73         360,384   2008
                                                                      13.69             14.02         433,020   2007
                                                                      12.44             13.69         274,543   2006
                                                                      12.30             12.44         108,782   2005
                                                                      11.24             12.30              --   2004
                                                                      10.00             11.24              --   2003
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $26.31            $27.62         250,559   2011
                                                                      23.52             26.31         297,287   2010
                                                                      17.96             23.52         382,637   2009
                                                                      29.31             17.96         513,501   2008
                                                                      23.32             29.31         552,403   2007
                                                                      18.06             23.32         486,969   2006
                                                                      15.72             18.06         390,480   2005
                                                                      12.29             15.72         287,827   2004
                                                                      10.00             12.29         124,709   2003
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 9.22            $ 9.12         336,572   2011
                                                                       8.30              9.22         397,013   2010
                                                                       6.93              8.30         460,147   2009
                                                                      12.46              6.93         462,888   2008
                                                                      12.22             12.46         466,922   2007
                                                                      11.19             12.22         454,684   2006
                                                                      10.95             11.19         318,406   2005
                                                                      10.00             10.95         128,658   2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $13.02            $12.66         174,915   2011
                                                                      12.11             13.02         257,561   2010
                                                                       8.52             12.11         322,088   2009
                                                                      15.92              8.52         346,035   2008
                                                                      14.18             15.92         440,071   2007
                                                                      13.37             14.18         450,832   2006
                                                                      12.93             13.37         399,452   2005
                                                                      12.31             12.93         347,413   2004
                                                                      10.00             12.31         185,703   2003
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $20.73            $18.69         956,489   2011
                                                                      18.18             20.73       1,187,536   2010
                                                                      13.24             18.18       1,289,445   2009
                                                                      22.52             13.24       1,412,755   2008
                                                                      21.54             22.52       1,297,238   2007
                                                                      18.62             21.54       1,295,160   2006
                                                                      16.57             18.62       1,146,858   2005
                                                                      14.14             16.57         817,644   2004
                                                                      10.00             14.14         355,755   2003
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $13.70            $13.46       1,385,701   2011
                                                                      12.01             13.70       1,600,757   2010
                                                                       9.52             12.01       1,260,347   2009
                                                                      15.74              9.52       1,286,827   2008
                                                                      15.33             15.74         758,411   2007
                                                                      13.56             15.33         827,035   2006
                                                                      13.01             13.56         555,061   2005
                                                                      12.09             13.01         469,845   2004
                                                                      10.00             12.09         191,429   2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $19.11            $18.38         894,911   2011
                                                                                 15.76             19.11       1,034,117   2010
                                                                                 11.68             15.76         978,316   2009
                                                                                 19.12             11.68       1,003,722   2008
                                                                                 19.67             19.12       1,046,332   2007
                                                                                 17.41             19.67         831,184   2006
                                                                                 16.10             17.41         689,347   2005
                                                                                 13.71             16.10         493,106   2004
                                                                                 10.00             13.71         163,418   2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $13.48            $13.40          87,946   2011
                                                                                 10.76             13.48          70,821   2010
                                                                                  8.25             10.76          71,754   2009
                                                                                 16.49              8.25          80,874   2008
                                                                                 15.78             16.49         113,563   2007
                                                                                 15.59             15.78         124,611   2006
                                                                                 14.13             15.59         142,681   2005
                                                                                 12.00             14.13         120,393   2004
                                                                                 10.00             12.00          65,628   2003
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.64            $12.69         481,393   2011
                                                                                 11.35             12.64         447,899   2010
                                                                                  9.48             11.35         247,200   2009
                                                                                 11.44              9.48         277,340   2008
                                                                                 10.73             11.44         195,264   2007
                                                                                 10.41             10.73         184,409   2006
                                                                                 10.00             10.41         236,220   2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $15.51            $15.80       1,312,732   2011
                                                                                 13.75             15.51       1,490,940   2010
                                                                                  9.95             13.75       2,218,628   2009
                                                                                 13.19              9.95       1,752,757   2008
                                                                                 12.94             13.19       1,332,369   2007
                                                                                 12.03             12.94       1,568,706   2006
                                                                                 11.73             12.03       1,401,479   2005
                                                                                 10.86             11.73       1,258,205   2004
                                                                                 10.00             10.86         695,269   2003
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $14.21            $17.91         420,107   2011
                                                                                 12.92             14.21         582,307   2010
                                                                                 13.71             12.92         896,022   2009
                                                                                 11.86             13.71       1,330,521   2008
                                                                                 10.97             11.86         892,680   2007
                                                                                 11.00             10.97         635,141   2006
                                                                                 10.66             11.00         528,491   2005
                                                                                 10.06             10.66         481,546   2004
                                                                                 10.00             10.06         280,636   2003
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.32            $12.27       2,491,080   2011
                                                                                 11.87             12.32       2,547,698   2010
                                                                                 10.63             11.87       2,775,056   2009
                                                                                 10.83             10.63       2,401,019   2008
                                                                                 10.24             10.83       2,185,105   2007
                                                                                  9.99             10.24         272,819   2006
                                                                                 10.00              9.99         175,918   2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.29            $14.59       4,458,084   2011
                                                                 13.41             14.29       5,766,764   2010
                                                                 11.94             13.41       5,812,250   2009
                                                                 11.56             11.94       5,094,856   2008
                                                                 10.78             11.56       4,591,916   2007
                                                                 10.54             10.78       4,566,785   2006
                                                                 10.44             10.54       3,844,157   2005
                                                                 10.10             10.44       2,782,149   2004
                                                                 10.00             10.10       1,329,971   2003
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $16.66            $16.78          68,659   2011
                                                                 14.27             16.66          98,475   2010
                                                                  9.52             14.27         163,260   2009
                                                                 16.64              9.52         151,647   2008
                                                                 14.33             16.64         129,041   2007
                                                                 13.75             14.33         132,110   2006
                                                                 13.80             13.75         116,579   2005
                                                                 12.80             13.80         107,139   2004
                                                                 10.00             12.80          76,280   2003
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $19.96            $18.79         193,337   2011
                                                                 18.87             19.96         220,464   2010
                                                                 12.16             18.87         341,557   2009
                                                                 20.37             12.16         290,235   2008
                                                                 18.77             20.37         413,916   2007
                                                                 16.76             18.77         311,674   2006
                                                                 14.03             16.76         114,767   2005
                                                                 12.34             14.03          52,389   2004
                                                                 10.00             12.34             547   2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.30            $15.07          45,148   2011
                                                                 13.93             15.30          59,858   2010
                                                                  9.91             13.93          66,249   2009
                                                                 16.11              9.91          57,812   2008
                                                                 14.66             16.11          58,019   2007
                                                                 14.67             14.66          57,236   2006
                                                                 13.05             14.67          48,037   2005
                                                                 12.13             13.05          31,225   2004
                                                                 10.00             12.13          10,295   2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $26.14            $20.78         401,411   2011
                                                                 20.81             26.14         478,830   2010
                                                                 11.97             20.81         586,262   2009
                                                                 25.95             11.97         520,474   2008
                                                                 17.83             25.95         521,743   2007
                                                                 14.86             17.83         243,142   2006
                                                                 10.00             14.86          87,136   2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.61            $11.74         101,016   2011
                                                                 10.00             12.61         105,233   2010
---------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.49            $ 7.08            --     2011
                                                                               7.15              7.49            --     2010
                                                                               4.94              7.15            --     2009
                                                                              10.50              4.94            --     2008
                                                                              10.58             10.50           374     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.14            $ 7.34            --     2011
                                                                               7.20              8.14            --     2010
                                                                               6.08              7.20            --     2009
                                                                              10.79              6.08            --     2008
                                                                               9.84             10.79            --     2007
                                                                              10.00              9.84            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.49            $10.27            --     2011
                                                                               9.78             10.49            --     2010
                                                                               7.79              9.78            --     2009
                                                                              11.39              7.79            --     2008
                                                                              10.76             11.39            --     2007
                                                                              10.00             10.76            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.43            $ 9.50        30,715     2011
                                                                               9.46             10.43        30,463     2010
                                                                               7.17              9.46        49,055     2009
                                                                              12.31              7.17        53,753     2008
                                                                              10.99             12.31        42,834     2007
                                                                              10.00             10.99         7,519     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.32            $ 9.46            --     2011
                                                                               8.82             10.32            --     2010
                                                                               5.44              8.82            --     2009
                                                                              10.91              5.44            --     2008
                                                                               9.56             10.91            --     2007
                                                                              10.00              9.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.34            $ 8.95            --     2011
                                                                               8.24              9.34            --     2010
                                                                               6.56              8.24           445     2009
                                                                              10.44              6.56           130     2008
                                                                              10.91             10.44        41,387     2007
                                                                              10.00             10.91         2,506     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.67            $ 9.35        39,006     2011
                                                                               8.82              9.67        41,022     2010
                                                                               7.35              8.82        43,330     2009
                                                                               9.71              7.35        28,762     2008
                                                                              10.00              9.71         7,738     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.14            $ 8.68         4,633     2011
                                                                               8.47              9.14         4,962     2010
                                                                               6.95              8.47        25,508     2009
                                                                              10.17              6.95        21,419     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $10.73            $ 8.04             --    2011
                                                                          9.24             10.73             --    2010
                                                                          6.16              9.24             --    2009
                                                                         11.98              6.16             --    2008
                                                                         10.21             11.98             --    2007
                                                                         10.00             10.21             --    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.55            $ 8.88             --    2011
                                                                          7.74              8.55             --    2010
                                                                          6.57              7.74             --    2009
                                                                         11.32              6.57             --    2008
                                                                         11.03             11.32             --    2007
                                                                         10.00             11.03             --    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 7.09            $ 5.59        103,611    2011
                                                                          6.94              7.09         89,692    2010
                                                                          5.28              6.94         89,531    2009
                                                                         11.54              5.28         97,584    2008
                                                                         11.16             11.54        106,216    2007
                                                                         10.00             11.16         17,262    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 9.33            $ 8.79             --    2011
                                                                          8.68              9.33             --    2010
                                                                          6.47              8.68             --    2009
                                                                         10.97              6.47             --    2008
                                                                          9.87             10.97             --    2007
                                                                         10.00              9.87             --    2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.31            $10.52             --    2011
                                                                          7.71             10.31             --    2010
                                                                          5.57              7.71             --    2009
                                                                         10.47              5.57             --    2008
                                                                          9.41             10.47             --    2007
                                                                         10.00              9.41             --    2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.63            $12.73         57,185    2011
                                                                         11.31             11.63         67,475    2010
                                                                         10.48             11.31        107,747    2009
                                                                         10.87             10.48         94,242    2008
                                                                         10.14             10.87             --    2007
                                                                         10.00             10.14             --    2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.63            $ 9.16             --    2011
                                                                          8.74              9.63             --    2010
                                                                          6.82              8.74             --    2009
                                                                         11.05              6.82             --    2008
                                                                         11.11             11.05             --    2007
                                                                         10.00             11.11             --    2006
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $11.94            $11.27        517,045    2011
                                                                         11.11             11.94        539,375    2010
                                                                          9.39             11.11        549,044    2009
                                                                         11.94              9.39        567,471    2008
                                                                         10.45             11.94        350,764    2007
                                                                         10.00             10.45         31,614    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.60            $ 8.62             --
                                                                                       7.64              8.60             --
                                                                                       6.16              7.64             --
                                                                                      10.64              6.16             --
                                                                                      10.06             10.64             --
                                                                                      10.00             10.06             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 8.89            $ 8.47             --
                                                                                       7.08              8.89             --
                                                                                       5.64              7.08             --
                                                                                       9.64              5.64             --
                                                                                       9.96              9.64             --
                                                                                      10.00              9.96             --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $10.25            $ 9.77             --
                                                                                       8.61             10.25             --
                                                                                       6.94              8.61             --
                                                                                      11.72              6.94             --
                                                                                      10.19             11.72             --
                                                                                      10.00             10.19             --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 9.38            $ 7.70         37,573
   Class 2                                                                             8.43              9.38         33,785
                                                                                       6.24              8.43         36,587
                                                                                      12.37              6.24         41,534
                                                                                      10.56             12.37         42,563
                                                                                      10.00             10.56          9,186
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.94            $10.98             --
                                                                                      10.24             10.94             --
                                                                                       7.25             10.24         30,364
                                                                                      10.16              7.25         33,834
                                                                                      10.21             10.16         34,968
                                                                                      10.00             10.21             --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $12.90            $13.26             --
                                                                                      11.52             12.90             --
                                                                                       7.72             11.52             --
                                                                                      10.67              7.72             --
                                                                                      10.56             10.67             --
                                                                                      10.00             10.56             --
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                       $10.11            $ 8.56         51,091
                                                                                       8.77             10.11         47,284
                                                                                       6.94              8.77         35,334
                                                                                      12.20              6.94         37,167
                                                                                      10.33             12.20             --
                                                                                      10.00             10.33             --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          $11.12            $10.47        154,795
                                                                                       9.65             11.12        164,942
                                                                                       7.12              9.65         75,912
                                                                                      11.05              7.12         80,141
                                                                                      10.38             11.05         53,223
                                                                                      10.00             10.38          6,510
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $10.02            $ 9.53             --    2011
                                                                          8.75             10.02             --    2010
                                                                          6.60              8.75            423    2009
                                                                         11.76              6.60            131    2008
                                                                         10.24             11.76         37,453    2007
                                                                         10.00             10.24          5,289    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.35            $ 8.90             --    2011
                                                                          8.09              9.35             --    2010
                                                                          6.09              8.09             --    2009
                                                                         10.60              6.09             --    2008
                                                                         10.15             10.60             --    2007
                                                                         10.00             10.15             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.72            $ 8.60             --    2011
                                                                          7.75              8.72             --    2010
                                                                          6.10              7.75            379    2009
                                                                         10.89              6.10            111    2008
                                                                         10.99             10.89         32,076    2007
                                                                         10.00             10.99             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.16            $ 9.09             --    2011
                                                                          8.17              9.16             --    2010
                                                                          6.57              8.17             --    2009
                                                                         11.55              6.57             --    2008
                                                                         10.55             11.55             --    2007
                                                                         10.00             10.55             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.79            $ 9.58             --    2011
                                                                          8.07              9.79             --    2010
                                                                          6.44              8.07             --    2009
                                                                         12.49              6.44             --    2008
                                                                         10.08             12.49             --    2007
                                                                         10.00             10.08             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.33            $11.87             --    2011
                                                                         10.76             11.33             --    2010
                                                                          9.52             10.76            271    2009
                                                                         10.07              9.52             74    2008
                                                                         10.00             10.07         35,052    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $11.26            $ 9.82             --    2011
                                                                          8.94             11.26             --    2010
                                                                          6.54              8.94            165    2009
                                                                         11.06              6.54             54    2008
                                                                          9.79             11.06         15,943    2007
                                                                         10.00              9.79             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.90            $ 8.82             --    2011
                                                                          8.01              9.90             --    2010
                                                                          5.20              8.01             --    2009
                                                                         10.91              5.20             --    2008
                                                                         10.57             10.91             --    2007
                                                                         10.00             10.57             --    2006
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $11.33            $11.35        660,335    2011
                                                                         10.27             11.33        728,834    2010
                                                                          7.74             10.27        877,708    2009
                                                                         11.23              7.74        998,618    2008
                                                                         11.06             11.23        620,361    2007
                                                                         10.00             11.06         79,430    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.55            $ 8.24        321,619    2011
                                                                                    7.92              8.55        349,868    2010
                                                                                    6.21              7.92        349,044    2009
                                                                                    9.90              6.21        321,039    2008
                                                                                   10.00              9.90         99,783    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.11            $ 8.82         50,136    2011
                                                                                    8.37              9.11         52,102    2010
                                                                                    6.78              8.37         91,817    2009
                                                                                   11.01              6.78         92,995    2008
                                                                                   10.87             11.01             --    2007
                                                                                   10.00             10.87          5,031    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.40            $ 7.65             --    2011
                                                                                    7.99              8.40             --    2010
                                                                                    6.23              7.99             --    2009
                                                                                   11.03              6.23             --    2008
                                                                                   11.01             11.03             --    2007
                                                                                   10.00             11.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.35            $ 9.97             --    2011
                                                                                    9.48             10.35             --    2010
                                                                                    7.72              9.48             --    2009
                                                                                   11.76              7.72             --    2008
                                                                                   10.91             11.76             --    2007
                                                                                   10.00             10.91             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.97            $11.51             --    2011
                                                                                   10.41             10.97             --    2010
                                                                                    9.86             10.41             --    2009
                                                                                   10.61              9.86             --    2008
                                                                                   10.34             10.61             --    2007
                                                                                   10.00             10.34         13,079    2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.38            $10.21             --    2011
                                                                                    9.21             11.38             --    2010
                                                                                    6.65              9.21            162    2009
                                                                                   10.92              6.65             54    2008
                                                                                    9.91             10.92         16,059    2007
                                                                                   10.00              9.91             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.06            $ 9.85          7,043    2011
                                                                                   10.27             10.06             --    2010
                                                                                   10.47             10.27             --    2009
                                                                                   10.46             10.47             --    2008
                                                                                   10.18             10.46         42,231    2007
                                                                                   10.00             10.18          2,667    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $ 9.59            $ 9.38             --    2011
                                                                                    9.79              9.59             --    2010
                                                                                    9.97              9.79             --    2009
                                                                                   10.00              9.97        133,483    2008
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.90            $ 9.74             --    2011
                                                                                    9.06              9.90             --    2010
                                                                                    6.67              9.06             --    2009
                                                                                   10.76              6.67             --    2008
                                                                                   10.44             10.76             --    2007
                                                                                   10.00             10.44             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                  $10.66            $11.46          13,079   2011
                                                                                   8.44             10.66          15,010   2010
                                                                                   6.35              8.44          18,333   2009
                                                                                  10.14              6.35          21,413   2008
                                                                                  12.17             10.14              --   2007
                                                                                  10.00             12.17              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                          $ 9.49            $ 9.45              --   2011
                                                                                   8.44              9.49              --   2010
                                                                                   6.83              8.44             262   2009
                                                                                  11.15              6.83              74   2008
                                                                                  10.83             11.15          23,527   2007
                                                                                  10.00             10.83              --   2006
--------------------------------------------------------------------------------------------------------------------------------

  Small-Cap Equity Fund -- Class 1 Shares                                        $ 9.72            $ 9.81              --   2011
                                                                                   7.79              9.72              --   2010
                                                                                   6.08              7.79              --   2009
                                                                                   9.95              6.08              --   2008
                                                                                   9.92              9.95              --   2007
                                                                                  10.00              9.92              --   2006
--------------------------------------------------------------------------------------------------------------------------------

  Total Return Fund -- Class 3 Shares                                            $10.09            $ 9.57       1,152,972   2011
                                                                                   9.42             10.09       1,206,591   2010
                                                                                   7.98              9.42       1,397,472   2009
                                                                                  11.55              7.98       1,343,935   2008
                                                                                  10.57             11.55         868,127   2007
                                                                                  10.00             10.57         129,623   2006
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                             $ 9.95            $ 9.46              --   2011
                                                                                   9.22              9.95              --   2010
                                                                                   7.15              9.22              --   2009
                                                                                  11.43              7.15              --   2008
                                                                                  10.81             11.43              --   2007
                                                                                  10.00             10.81              --   2006
--------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                 $11.56            $10.51          13,587   2011
                                                                                   9.45             11.56          13,625   2010
                                                                                   6.42              9.45              --   2009
                                                                                  10.00              6.42              --   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                               $ 9.77            $ 9.13              --   2011
                                                                                   8.97              9.77              --   2010
                                                                                   7.01              8.97              --   2009
                                                                                  10.00              7.01              --   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                    $ 9.21            $ 8.58          51,519   2011
                                                                                   8.62              9.21          51,841   2010
                                                                                   7.58              8.62          88,568   2009
                                                                                  10.00              7.58          83,581   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                   $10.88            $ 9.24              --   2011
                                                                                  10.00             10.88              --   2010
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares         $11.56            $12.05         121,297   2011
                                                                                  11.23             11.56         135,660   2010
                                                                                  10.56             11.23          67,431   2009
                                                                                  10.00             10.56          59,037   2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares            $11.81            $11.78         37,246
                                                                                        9.74             11.81         40,491
                                                                                        7.45              9.74         95,820
                                                                                       10.00              7.45        103,636
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                    $11.86            $11.83        149,023
                                                                                       10.31             11.86        160,750
                                                                                        7.22             10.31        118,829
                                                                                       10.00              7.22        140,633
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund--Service Shares                         $10.30            $ 9.33         47,145
                                                                                        8.49             10.30         46,472
                                                                                        6.56              8.49         36,375
                                                                                       10.00              6.56         39,225
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $12.15            $12.05        128,814
                                                                                       11.47             12.15        139,856
                                                                                        9.33             11.47        131,176
                                                                                       11.36              9.33        135,817
                                                                                       10.52             11.36         19,060
                                                                                       10.00             10.52          2,602
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $11.33            $10.32         28,211
                                                                                       10.87             11.33         27,876
                                                                                        7.60             10.87         85,442
                                                                                       13.94              7.60        100,544
                                                                                       10.42             13.94         31,826
                                                                                       10.00             10.42          6,479
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 9.45            $ 9.45             --
                                                                                        7.74              9.45             --
                                                                                        5.89              7.74             --
                                                                                       10.13              5.89             --
                                                                                       10.31             10.13             --
                                                                                       10.00             10.31             --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.35            $ 8.81             --
                                                                                        7.61              8.35             --
                                                                                        6.34              7.61             --
                                                                                        9.96              6.34             --
                                                                                       10.00              9.96             --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 8.49            $ 7.80             --
   Class I                                                                              7.44              8.49             --
                                                                                        5.87              7.44             --
                                                                                        9.46              5.87             --
                                                                                       10.00              9.46             --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $10.28            $10.10             --
                                                                                        9.36             10.28             --
                                                                                        6.87              9.36             --
                                                                                       11.14              6.87             --
                                                                                       10.25             11.14             --
                                                                                       10.00             10.25             --
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares      2011
                                                                                2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                              2011
                                                                                2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund--Service Shares                   2011
                                                                                2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2011
   Class I                                                                      2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $10.06            $ 9.61             --    2011
                                                                                  9.27             10.06             --    2010
                                                                                  7.48              9.27             --    2009
                                                                                 11.45              7.48             --    2008
                                                                                 10.63             11.45             --    2007
                                                                                 10.00             10.63             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.21            $10.15         52,314    2011
                                                                                  9.51             10.21         57,830    2010
                                                                                  8.25              9.51         62,020    2009
                                                                                 10.85              8.25         51,330    2008
                                                                                 10.67             10.85         15,945    2007
                                                                                 10.00             10.67          3,795    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.36            $13.93             --    2011
                                                                                 12.02             13.36             --    2010
                                                                                  9.24             12.02             --    2009
                                                                                 15.18              9.24             --    2008
                                                                                 12.16             15.18             --    2007
                                                                                 10.00             12.16             --    2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.91            $ 7.77         82,079    2011
                                                                                  7.17              7.91         90,138    2010
                                                                                  6.02              7.17         41,527    2009
                                                                                 10.91              6.02         23,687    2008
                                                                                 10.77             10.91        106,352    2007
                                                                                 10.00             10.77          3,920    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.09            $ 8.78             --    2011
                                                                                  8.51              9.09             --    2010
                                                                                  6.03              8.51             --    2009
                                                                                 11.33              6.03             --    2008
                                                                                 10.17             11.33             --    2007
                                                                                 10.00             10.17             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.91            $ 8.88         49,228    2011
                                                                                  8.75              9.91         47,832    2010
                                                                                  6.42              8.75         52,331    2009
                                                                                 10.98              6.42         60,255    2008
                                                                                 10.58             10.98             --    2007
                                                                                 10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.30            $ 9.08        194,287    2011
                                                                                  8.20              9.30        204,385    2010
                                                                                  6.55              8.20        130,133    2009
                                                                                 10.90              6.55        137,536    2008
                                                                                 10.69             10.90             --    2007
                                                                                 10.00             10.69         11,465    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.39            $ 8.98         97,721    2011
                                                                                  7.80              9.39        100,994    2010
                                                                                  5.82              7.80         20,164    2009
                                                                                  9.59              5.82         22,739    2008
                                                                                  9.93              9.59         27,224    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.98            $ 7.88             --    2011
                                                                                  6.41              7.98             --    2010
                                                                                  4.95              6.41             --    2009
                                                                                  9.96              4.95             --    2008
                                                                                  9.59              9.96             --    2007
                                                                                 10.00              9.59             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.87            $11.85             --    2011
                                                                              10.73             11.87             --    2010
                                                                               9.03             10.73             --    2009
                                                                              10.97              9.03             --    2008
                                                                              10.36             10.97             --    2007
                                                                              10.00             10.36             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.25            $12.39         35,550    2011
                                                                              10.93             12.25         38,637    2010
                                                                               7.96             10.93         28,204    2009
                                                                              10.63              7.96         32,778    2008
                                                                              10.49             10.63             --    2007
                                                                              10.00             10.49          5,186    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.37            $16.73             --    2011
                                                                              12.23             13.37             --    2010
                                                                              13.07             12.23         24,689    2009
                                                                              11.38             13.07         19,175    2008
                                                                              10.59             11.38         31,634    2007
                                                                              10.00             10.59          5,057    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.95            $11.83        147,855    2011
                                                                              11.60             11.95        157,715    2010
                                                                              10.45             11.60        211,532    2009
                                                                              10.72             10.45        191,748    2008
                                                                              10.20             10.72        199,418    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.32            $13.51        108,474    2011
                                                                              12.58             13.32        118,112    2010
                                                                              11.27             12.58         60,566    2009
                                                                              10.98             11.27         55,467    2008
                                                                              10.32             10.98         32,576    2007
                                                                              10.00             10.32         26,160    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.59            $11.60             --    2011
                                                                               9.99             11.59             --    2010
                                                                               6.72              9.99             --    2009
                                                                              11.81              6.72             --    2008
                                                                              10.24             11.81             --    2007
                                                                              10.00             10.24             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.92            $10.21             --    2011
                                                                              10.39             10.92             --    2010
                                                                               6.74             10.39            288    2009
                                                                              11.37              6.74            103    2008
                                                                              10.55             11.37         30,678    2007
                                                                              10.00             10.55         11,564    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.17            $ 9.95             --    2011
                                                                               9.32             10.17             --    2010
                                                                               6.68              9.32             --    2009
                                                                              10.93              6.68             --    2008
                                                                              10.00             10.93             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $13.65            $10.78            --     2011
                                                                 10.94             13.65            --     2010
                                                                  6.33             10.94        14,258     2009
                                                                 13.82              6.33        21,202     2008
                                                                  9.56             13.82         6,554     2007
                                                                 10.00              9.56            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.57            $11.62            --     2011
                                                                 10.00             12.57            --     2010
---------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.54            $ 7.14             --    2011
                                                                               7.19              7.54             --    2010
                                                                               4.96              7.19            420    2009
                                                                              10.53              4.96             --    2008
                                                                              10.59             10.53          3,020    2007
                                                                              10.00             10.59             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.20            $ 7.41             --    2011
                                                                               7.24              8.20             --    2010
                                                                               6.10              7.24            754    2009
                                                                              10.82              6.10             --    2008
                                                                               9.85             10.82             --    2007
                                                                              10.00              9.85             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.57            $10.36             --    2011
                                                                               9.84             10.57             --    2010
                                                                               7.82              9.84             --    2009
                                                                              11.42              7.82             --    2008
                                                                              10.77             11.42             --    2007
                                                                              10.00             10.77             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $10.51            $ 9.58         99,620    2011
                                                                               9.52             10.51        100,737    2010
                                                                               7.20              9.52        162,447    2009
                                                                              12.34              7.20        185,667    2008
                                                                              11.00             12.34        157,932    2007
                                                                              10.00             11.00         53,423    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.39            $ 9.54             --    2011
                                                                               8.87             10.39             --    2010
                                                                               5.46              8.87             --    2009
                                                                              10.94              5.46             --    2008
                                                                               9.57             10.94             --    2007
                                                                              10.00              9.57             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.41            $ 9.03             --    2011
                                                                               8.29              9.41           -242    2010
                                                                               6.59              8.29            233    2009
                                                                              10.46              6.59           -230    2008
                                                                              10.93             10.46        151,723    2007
                                                                              10.00             10.93         17,780    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.73            $ 9.41        107,565    2011
                                                                               8.85              9.73        117,718    2010
                                                                               7.37              8.85        121,109    2009
                                                                               9.72              7.37        114,583    2008
                                                                              10.00              9.72         80,905    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.19            $ 8.74        105,558    2011
                                                                               8.50              9.19        124,225    2010
                                                                               6.96              8.50        147,752    2009
                                                                              10.18              6.96        156,623    2008
                                                                              10.00             10.18         20,639    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $10.80            $ 8.11              --   2011
                                                                          9.29             10.80             269   2010
                                                                          6.19              9.29              --   2009
                                                                         12.01              6.19              --   2008
                                                                         10.22             12.01              --   2007
                                                                         10.00             10.22              --   2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.61            $ 8.96              --   2011
                                                                          7.78              8.61              --   2010
                                                                          6.60              7.78              --   2009
                                                                         11.35              6.60              --   2008
                                                                         11.04             11.35              --   2007
                                                                         10.00             11.04              --   2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 7.14            $ 5.64         335,601   2011
                                                                          6.98              7.14         296,617   2010
                                                                          5.30              6.98         295,780   2009
                                                                         11.57              5.30         336,476   2008
                                                                         11.17             11.57         392,054   2007
                                                                         10.00             11.17         122,406   2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 9.40            $ 8.87              --   2011
                                                                          8.73              9.40              --   2010
                                                                          6.49              8.73              --   2009
                                                                         11.00              6.49              --   2008
                                                                          9.88             11.00              --   2007
                                                                         10.00              9.88              --   2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.39            $10.61              --   2011
                                                                          7.75             10.39             294   2010
                                                                          5.60              7.75             393   2009
                                                                         10.50              5.60              --   2008
                                                                          9.42             10.50              --   2007
                                                                         10.00              9.42              --   2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $11.72            $12.84         185,553   2011
                                                                         11.37             11.72         223,631   2010
                                                                         10.52             11.37         358,166   2009
                                                                         10.90             10.52         327,495   2008
                                                                         10.15             10.90              --   2007
                                                                         10.00             10.15              --   2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.70            $ 9.24              --   2011
                                                                          8.79              9.70              --   2010
                                                                          6.85              8.79              --   2009
                                                                         11.07              6.85              --   2008
                                                                         11.13             11.07              --   2007
                                                                         10.00             11.13              --   2006
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $12.03            $11.36       1,729,226   2011
                                                                         11.18             12.03       1,860,279   2010
                                                                          9.43             11.18       1,962,335   2009
                                                                         11.97              9.43       2,067,302   2008
                                                                         10.46             11.97       1,331,913   2007
                                                                         10.00             10.46         403,289   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                           $ 8.67            $ 8.69             --
                                                                                       7.68              8.67             --
                                                                                       6.18              7.68             --
                                                                                      10.67              6.18             --
                                                                                      10.07             10.67             --
                                                                                      10.00             10.07             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $ 8.95            $ 8.55             --
                                                                                       7.12              8.95             --
                                                                                       5.67              7.12             --
                                                                                       9.67              5.67             --
                                                                                       9.97              9.67             --
                                                                                      10.00              9.97             --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $10.32            $ 9.85             --
                                                                                       8.66             10.32             --
                                                                                       6.97              8.66             --
                                                                                      11.75              6.97             --
                                                                                      10.20             11.75             --
                                                                                      10.00             10.20             --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 9.45            $ 7.77        121,764
   Class 2                                                                             8.48              9.45        111,925
                                                                                       6.27              8.48        121,032
                                                                                      12.41              6.27        143,201
                                                                                      10.57             12.41        157,260
                                                                                      10.00             10.57         65,443
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.02            $11.08             74
                                                                                      10.30             11.02            -98
                                                                                       7.28             10.30        100,558
                                                                                      10.18              7.28        117,324
                                                                                      10.22             10.18        127,153
                                                                                      10.00             10.22             --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $13.00            $13.37             --
                                                                                      11.59             13.00            218
                                                                                       7.75             11.59             --
                                                                                      10.70              7.75             --
                                                                                      10.57             10.70             --
                                                                                      10.00             10.57             --
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                       $10.18            $ 8.63        165,612
                                                                                       8.82             10.18        156,616
                                                                                       6.96              8.82        117,740
                                                                                      12.23              6.96        129,055
                                                                                      10.34             12.23             --
                                                                                      10.00             10.34             --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          $11.20            $10.56        202,220
                                                                                       9.70             11.20        202,478
                                                                                       7.15              9.70        249,888
                                                                                      11.08              7.15        298,672
                                                                                      10.39             11.08        253,824
                                                                                      10.00             10.39         44,180
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $10.09            $ 9.62              --   2011
                                                                          8.80             10.09             -26   2010
                                                                          6.63              8.80             623   2009
                                                                         11.79              6.63             101   2008
                                                                         10.25             11.79         137,806   2007
                                                                         10.00             10.25          37,617   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.41            $ 8.97              --   2011
                                                                          8.14              9.41             308   2010
                                                                          6.11              8.14              --   2009
                                                                         10.63              6.11              --   2008
                                                                         10.16             10.63              --   2007
                                                                         10.00             10.16              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.78            $ 8.67              --   2011
                                                                          7.80              8.78            -200   2010
                                                                          6.12              7.80             163   2009
                                                                         10.92              6.12            -108   2008
                                                                         11.00             10.92         117,261   2007
                                                                         10.00             11.00              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.23            $ 9.17              --   2011
                                                                          8.22              9.23              --   2010
                                                                          6.60              8.22              --   2009
                                                                         11.58              6.60              --   2008
                                                                         10.56             11.58              --   2007
                                                                         10.00             10.56              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.86            $ 9.67              --   2011
                                                                          8.12              9.86              --   2010
                                                                          6.47              8.12              --   2009
                                                                         12.53              6.47              --   2008
                                                                         10.09             12.53              --   2007
                                                                         10.00             10.09              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.39            $11.95              --   2011
                                                                         10.80             11.39            -175   2010
                                                                          9.54             10.80             -35   2009
                                                                         10.08              9.54            -298   2008
                                                                         10.00             10.08         125,793   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $11.34            $ 9.91              --   2011
                                                                          8.99             11.34             156   2010
                                                                          6.56              8.99              51   2009
                                                                         11.08              6.56             -38   2008
                                                                          9.80             11.08          58,292   2007
                                                                         10.00              9.80              --   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.98            $ 8.90              --   2011
                                                                          8.05              9.98             448   2010
                                                                          5.23              8.05             753   2009
                                                                         10.94              5.23              --   2008
                                                                         10.58             10.94              --   2007
                                                                         10.00             10.58              --   2006
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $11.41            $11.45       1,924,540   2011
                                                                         10.33             11.41       2,149,127   2010
                                                                          7.77             10.33       2,395,213   2009
                                                                         11.26              7.77       2,828,261   2008
                                                                         11.07             11.26       2,196,376   2007
                                                                         10.00             11.07         521,232   2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.59            $ 8.30         897,830   2011
                                                                                    7.95              8.59         998,102   2010
                                                                                    6.23              7.95       1,108,813   2009
                                                                                    9.90              6.23       1,195,618   2008
                                                                                   10.00              9.90         470,974   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.17            $ 8.90         162,820   2011
                                                                                    8.41              9.17         172,695   2010
                                                                                    6.81              8.41         306,036   2009
                                                                                   11.04              6.81         323,116   2008
                                                                                   10.88             11.04           1,034   2007
                                                                                   10.00             10.88          35,697   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.46            $ 7.72              --   2011
                                                                                    8.04              8.46              --   2010
                                                                                    6.25              8.04              --   2009
                                                                                   11.06              6.25              --   2008
                                                                                   11.02             11.06              --   2007
                                                                                   10.00             11.02              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.43            $10.06              --   2011
                                                                                    9.53             10.43              --   2010
                                                                                    7.75              9.53              --   2009
                                                                                   11.79              7.75              --   2008
                                                                                   10.92             11.79              --   2007
                                                                                   10.00             10.92              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.05            $11.61              --   2011
                                                                                   10.47             11.05              --   2010
                                                                                    9.90             10.47              --   2009
                                                                                   10.64              9.90              --   2008
                                                                                   10.35             10.64           2,718   2007
                                                                                   10.00             10.35          93,025   2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.46            $10.30              --   2011
                                                                                    9.26             11.46             -93   2010
                                                                                    6.68              9.26              49   2009
                                                                                   10.95              6.68             -39   2008
                                                                                    9.92             10.95          58,712   2007
                                                                                   10.00              9.92              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                10.13              9.93           6,061   2011
                                                                                   10.33             10.13           7,493   2010
                                                                                   10.51             10.33          31,627   2009
                                                                                   10.48             10.51          62,376   2008
                                                                                   10.19             10.48             553   2007
                                                                                   10.00             10.19          18,988   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $ 9.62            $ 9.44              --   2011
                                                                                    9.82              9.62              --   2010
                                                                                    9.98              9.82              --   2009
                                                                                   10.00              9.98          18,870   2008
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.98            $ 9.83              --   2011
                                                                                    9.12              9.98              --   2010
                                                                                    6.70              9.12              --   2009
                                                                                   10.79              6.70              --   2008
                                                                                   10.45             10.79              --   2007
                                                                                   10.00             10.45              --   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                    $10.74            $11.56          42,462
                                                                                     8.49             10.74          50,146
                                                                                     6.38              8.49          61,136
                                                                                    10.17              6.38          74,070
                                                                                    12.18             10.17              --
                                                                                    10.00             12.18              --
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                            $ 9.56            $ 9.54              --
                                                                                     8.49              9.56            -141
                                                                                     6.86              8.49              99
                                                                                    11.17              6.86            -106
                                                                                    10.84             11.17          85,962
                                                                                    10.00             10.84              --
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 9.79            $ 9.90              --
                                                                                     7.83              9.79              --
                                                                                     6.10              7.83              --
                                                                                     9.97              6.10              --
                                                                                     9.93              9.97              --
                                                                                    10.00              9.93              --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $10.16            $ 9.66       4,044,326
                                                                                     9.48             10.16       4,485,507
                                                                                     8.02              9.48       4,921,902
                                                                                    11.58              8.02       5,249,287
                                                                                    10.58             11.58       3,833,868
                                                                                    10.00             10.58       1,260,673
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $10.02            $ 9.54              --
                                                                                     9.27             10.02              --
                                                                                     7.18              9.27              --
                                                                                    11.45              7.18              --
                                                                                    10.82             11.45              --
                                                                                    10.00             10.82              --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.60            $10.56          44,144
                                                                                     9.47             11.60          45,558
                                                                                     6.42              9.47              --
                                                                                    10.00              6.42              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.81            $ 9.17              --
                                                                                     8.99              9.81              --
                                                                                     7.01              8.99              --
                                                                                    10.00              7.01              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.24            $ 8.62         167,926
                                                                                     8.63              9.24         172,456
                                                                                     7.58              8.63         296,096
                                                                                    10.00              7.58         291,768
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.89            $ 9.27             178
                                                                                    10.00             10.89             166
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.60            $12.11         394,462
                                                                                    11.25             11.60         450,652
                                                                                    10.57             11.25         225,178
                                                                                    10.00             10.57         205,889
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.85            $11.84         121,436
                                                                                     9.76             11.85         134,504
                                                                                     7.46              9.76         320,311
                                                                                    10.00              7.46         361,015
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                              2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                      2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                    $11.90            $11.89        485,328
                                                                                       10.33             11.90        534,182
                                                                                        7.23             10.33        397,438
                                                                                       10.00              7.23        490,317
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                       $10.33            $ 9.38        153,555
                                                                                        8.51             10.33        154,250
                                                                                        6.56              8.51        121,600
                                                                                       10.00              6.56        136,840
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $12.23            $12.16        217,007
                                                                                       11.54             12.23        234,377
                                                                                        9.37             11.54        249,758
                                                                                       11.39              9.37        239,387
                                                                                       10.53             11.39         92,905
                                                                                       10.00             10.53         20,746
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $11.41            $10.41         91,643
                                                                                       10.93             11.41         92,373
                                                                                        7.63             10.93        284,574
                                                                                       13.98              7.63        348,823
                                                                                       10.44             13.98        117,347
                                                                                       10.00             10.44         45,906
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 9.52            $ 9.53             --
                                                                                        7.78              9.52             --
                                                                                        5.92              7.78             --
                                                                                       10.15              5.92             --
                                                                                       10.32             10.15             --
                                                                                       10.00             10.32             --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.40            $ 8.87         14,574
                                                                                        7.64              8.40         10,325
                                                                                        6.36              7.64         14,203
                                                                                        9.97              6.36         21,088
                                                                                       10.00              9.97         37,469
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 8.54            $ 7.85             --
   Class I                                                                              7.47              8.54             --
                                                                                        5.89              7.47             --
                                                                                        9.47              5.89             --
                                                                                       10.00              9.47             --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $10.35            $10.19             --
                                                                                        9.41             10.35             --
                                                                                        6.90              9.41             --
                                                                                       11.17              6.90             --
                                                                                       10.26             11.17             --
                                                                                       10.00             10.26             --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $10.13            $ 9.70             --
                                                                                        9.32             10.13             --
                                                                                        7.51              9.32             --
                                                                                       11.48              7.51             --
                                                                                       10.64             11.48             --
                                                                                       10.00             10.64             --
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                              2011
                                                                                2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                 2011
                                                                                2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2011
   Class I                                                                      2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.28            $10.24        173,755    2011
                                                                                  9.57             10.28        190,949    2010
                                                                                  8.29              9.57        200,482    2009
                                                                                 10.88              8.29        199,824    2008
                                                                                 10.68             10.88        168,943    2007
                                                                                 10.00             10.68         43,330    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $13.46            $14.05             --    2011
                                                                                 12.09             13.46             --    2010
                                                                                  9.28             12.09             --    2009
                                                                                 15.22              9.28             --    2008
                                                                                 12.17             15.22             --    2007
                                                                                 10.00             12.17             --    2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.96            $ 7.84         84,164    2011
                                                                                  7.21              7.96         96,791    2010
                                                                                  6.05              7.21        111,798    2009
                                                                                 10.94              6.05        113,328    2008
                                                                                 10.78             10.94         72,038    2007
                                                                                 10.00             10.78         32,450    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.16            $ 8.85             --    2011
                                                                                  8.55              9.16             --    2010
                                                                                  6.05              8.55             --    2009
                                                                                 11.36              6.05             --    2008
                                                                                 10.18             11.36             --    2007
                                                                                 10.00             10.18             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 9.99            $ 8.96        159,617    2011
                                                                                  8.80              9.99        158,375    2010
                                                                                  6.44              8.80        174,453    2009
                                                                                 11.01              6.44        208,954    2008
                                                                                 10.59             11.01             --    2007
                                                                                 10.00             10.59             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.37            $ 9.16        630,635    2011
                                                                                  8.25              9.37        676,751    2010
                                                                                  6.57              8.25        434,165    2009
                                                                                 10.92              6.57        477,437    2008
                                                                                 10.70             10.92          2,382    2007
                                                                                 10.00             10.70         81,398    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.46            $ 9.06        316,891    2011
                                                                                  7.84              9.46        333,776    2010
                                                                                  5.84              7.84         66,467    2009
                                                                                  9.61              5.84         78,648    2008
                                                                                  9.94              9.61         99,682    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.04            $ 7.95             --    2011
                                                                                  6.45              8.04             --    2010
                                                                                  4.97              6.45             --    2009
                                                                                  9.98              4.97             --    2008
                                                                                  9.60              9.98             --    2007
                                                                                 10.00              9.60             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.96            $11.95             --    2011
                                                                              10.79             11.96             --    2010
                                                                               9.07             10.79             --    2009
                                                                              11.00              9.07             --    2008
                                                                              10.37             11.00             --    2007
                                                                              10.00             10.37             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.34            $12.50        115,273    2011
                                                                              10.99             12.34        127,917    2010
                                                                               7.99             10.99         94,069    2009
                                                                              10.66              7.99        113,731    2008
                                                                              10.50             10.66          1,087    2007
                                                                              10.00             10.50         36,898    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.46            $16.88             49    2011
                                                                              12.30             13.46            -80    2010
                                                                              13.12             12.30         81,527    2009
                                                                              11.41             13.12         66,036    2008
                                                                              10.60             11.41        115,849    2007
                                                                              10.00             10.60         35,946    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.04            $11.94        479,356    2011
                                                                              11.66             12.04        522,151    2010
                                                                              10.50             11.66        699,668    2009
                                                                              10.75             10.50        664,021    2008
                                                                              10.21             10.75        724,954    2007
                                                                              10.00             10.21             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.41            $13.62        355,981    2011
                                                                              12.65             13.41        396,319    2010
                                                                              11.32             12.65        208,264    2009
                                                                              11.01             11.32        200,239    2008
                                                                              10.33             11.01        123,636    2007
                                                                              10.00             10.33        186,088    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.68            $11.70             --    2011
                                                                              10.05             11.68             --    2010
                                                                               6.74             10.05             --    2009
                                                                              11.84              6.74             --    2008
                                                                              10.25             11.84             --    2007
                                                                              10.00             10.25             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.00            $10.30             --    2011
                                                                              10.45             11.00           -178    2010
                                                                               6.77             10.45            539    2009
                                                                              11.40              6.77            -43    2008
                                                                              10.56             11.40        114,311    2007
                                                                              10.00             10.56         82,034    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.25            $10.04             --    2011
                                                                               9.38             10.25             --    2010
                                                                               6.71              9.38             --    2009
                                                                              10.95              6.71             --    2008
                                                                              10.01             10.95             --    2007
                                                                              10.00             10.01             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $13.75            $10.87            38     2011
                                                                 11.00             13.75            -9     2010
                                                                  6.36             11.00        47,429     2009
                                                                 13.85              6.36        73,101     2008
                                                                  9.57             13.85        23,987     2007
                                                                 10.00              9.57            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.58            $11.65            --     2011
                                                                 10.00             12.58            --     2010
---------------------------------------------------------------------------------------------------------------

                    PRINCIPAL PROTECTION ADVANTAGE ELECTED



                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.83            $ 8.37         25,039    2011
                                                                               8.41              8.83         32,289    2010
                                                                               5.80              8.41         35,730    2009
                                                                              12.28              5.80         52,479    2008
                                                                              12.35             12.28         40,509    2007
                                                                              11.14             12.35         41,537    2006
                                                                              10.76             11.14         59,589    2005
                                                                              10.00             10.76         42,247    2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $10.04            $ 9.07             --    2011
                                                                               8.85             10.04             --    2010
                                                                               7.45              8.85             --    2009
                                                                              13.20              7.45             --    2008
                                                                              12.01             13.20             --    2007
                                                                              11.51             12.01             --    2006
                                                                              10.77             11.51             --    2005
                                                                              10.00             10.77             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $10.62            $10.42          1,596    2011
                                                                               9.88             10.62          1,780    2010
                                                                               7.84              9.88          1,742    2009
                                                                              11.44              7.84          1,844    2008
                                                                              10.78             11.44          8,077    2007
                                                                              10.00             10.78          3,918    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $14.78            $13.49         25,126    2011
                                                                              13.37             14.78         30,110    2010
                                                                              10.10             13.37         42,296    2009
                                                                              17.30             10.10         46,579    2008
                                                                              15.41             17.30         40,098    2007
                                                                              12.27             15.41         21,473    2006
                                                                              10.62             12.27         28,001    2005
                                                                              10.00             10.62          6,317    2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $12.51            $11.49             --    2011
                                                                              10.66             12.51             --    2010
                                                                               6.55             10.66             --    2009
                                                                              13.12              6.55             --    2008
                                                                              11.46             13.12             --    2007
                                                                              11.38             11.46             --    2006
                                                                              10.77             11.38             --    2005
                                                                              10.00             10.77             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $11.39            $10.95         32,449    2011
                                                                              10.03             11.39         55,158    2010
                                                                               7.96             10.03         66,154    2009
                                                                              12.63              7.96         75,858    2008
                                                                              13.18             12.63        114,836    2007
                                                                              11.57             13.18        103,230    2006
                                                                              11.32             11.57        105,101    2005
                                                                              10.00             11.32         15,109    2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.76            $ 9.46          5,291    2011
                                                                               8.88              9.76          1,299    2010
                                                                               7.38              8.88          6,117    2009
                                                                               9.73              7.38          5,381    2008
                                                                              10.00              9.73             --    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.22            $ 8.77          1,030    2011
                                                                            8.52              9.22          1,009    2010
                                                                            6.97              8.52            249    2009
                                                                           10.18              6.97            254    2008
                                                                           10.00             10.18             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $12.68            $ 9.53              7    2011
                                                                           10.90             12.68            306    2010
                                                                            7.25             10.90             --    2009
                                                                           14.06              7.25             --    2008
                                                                           11.95             14.06             --    2007
                                                                           11.23             11.95             --    2006
                                                                           11.04             11.23             --    2005
                                                                           10.00             11.04             --    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.99            $10.40         14,831    2011
                                                                            9.02              9.99         19,356    2010
                                                                            7.64              9.02         41,042    2009
                                                                           13.12              7.64         43,370    2008
                                                                           12.75             13.12         42,558    2007
                                                                           11.10             12.75         50,730    2006
                                                                           10.81             11.10         44,788    2005
                                                                           10.00             10.81         27,125    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.25            $ 8.10         79,350    2011
                                                                           10.01             10.25         88,331    2010
                                                                            7.59             10.01         92,269    2009
                                                                           16.56              7.59        105,741    2008
                                                                           15.98             16.56        101,269    2007
                                                                           12.05             15.98         52,005    2006
                                                                           10.53             12.05         47,045    2005
                                                                           10.00             10.53          4,345    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.46            $10.83            899    2011
                                                                           10.63             11.46            899    2010
                                                                            7.90             10.63          1,988    2009
                                                                           13.38              7.90          6,148    2008
                                                                           12.00             13.38         16,976    2007
                                                                           12.30             12.00         27,161    2006
                                                                           10.91             12.30         27,223    2005
                                                                           10.00             10.91         11,112    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.43            $10.67              5    2011
                                                                            7.78             10.43            392    2010
                                                                            5.61              7.78             --    2009
                                                                           10.52              5.61             --    2008
                                                                            9.43             10.52             --    2007
                                                                           10.00              9.43             --    2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.47            $12.59         41,044    2011
                                                                           11.12             11.47         65,945    2010
                                                                           10.28             11.12         95,847    2009
                                                                           10.65             10.28         81,442    2008
                                                                            9.91             10.65         11,316    2007
                                                                            9.93              9.91         11,142    2006
                                                                           10.00              9.93          8,398    2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   NUMBER OF
                                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                               $11.42            $10.89          5,308
                                                                                     10.34             11.42          6,534
                                                                                      8.05             10.34          7,289
                                                                                     13.00              8.05         15,350
                                                                                     13.04             13.00         26,113
                                                                                     10.93             13.04         28,867
                                                                                     10.85             10.93         27,204
                                                                                     10.00             10.85          9,040
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         $14.56            $13.77        133,489
                                                                                     13.52             14.56        137,741
                                                                                     11.39             13.52         44,181
                                                                                     14.45             11.39         56,851
                                                                                     12.61             14.45         32,133
                                                                                     11.04             12.61         22,011
                                                                                     10.00             11.04             --
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                          $10.65            $10.69             --
                                                                                      9.42             10.65             --
                                                                                      7.58              9.42             --
                                                                                     13.07              7.58             --
                                                                                     12.33             13.07             --
                                                                                     11.75             12.33             --
                                                                                     10.83             11.75             --
                                                                                     10.00             10.83             --
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       $12.01            $11.48          6,546
                                                                                      9.53             12.01         12,213
                                                                                      7.59              9.53         15,504
                                                                                     12.93              7.59         14,322
                                                                                     13.32             12.93         14,155
                                                                                     12.09             13.32         16,903
                                                                                     11.19             12.09         14,599
                                                                                     10.00             11.19          1,334
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                     $12.56            $12.00         25,995
                                                                                     10.53             12.56         32,966
                                                                                      8.47             10.53         48,899
                                                                                     14.25              8.47         57,508
                                                                                     12.36             14.25         54,978
                                                                                     11.87             12.36         70,919
                                                                                     11.25             11.87         63,791
                                                                                     10.00             11.25         32,887
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --        $13.98            $11.50         60,718
   Class 2                                                                           12.53             13.98         80,864
                                                                                      9.25             12.53        103,245
                                                                                     18.30              9.25        127,841
                                                                                     15.58             18.30        123,059
                                                                                     12.88             15.58        138,295
                                                                                     10.98             12.88        146,703
                                                                                     10.00             10.98         61,588
-------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                   YEAR
----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         2011
                                                                              2010
                                                                              2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   2011
                                                                              2010
                                                                              2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                    2011
                                                                              2010
                                                                              2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                 2011
                                                                              2010
                                                                              2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1               2011
                                                                              2010
                                                                              2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --  2011
   Class 2                                                                    2010
                                                                              2009
                                                                              2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
----------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $11.49            $11.57          1,482    2011
                                                                10.73             11.49          1,637    2010
                                                                 7.58             10.73         25,820    2009
                                                                10.59              7.58         28,649    2008
                                                                10.62             10.59         28,758    2007
                                                                10.26             10.62             --    2006
                                                                10.06             10.26             --    2005
                                                                10.00             10.06             --    2004
--------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $14.35            $14.78          4,183    2011
                                                                12.78             14.35          6,286    2010
                                                                 8.54             12.78          9,197    2009
                                                                11.77              8.54         12,319    2008
                                                                11.63             11.77         21,870    2007
                                                                10.71             11.63         23,397    2006
                                                                10.67             10.71         29,656    2005
                                                                10.00             10.67         12,116    2004
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $13.53            $11.49         24,774    2011
                                                                11.70             13.53         29,308    2010
                                                                 9.24             11.70         21,178    2009
                                                                16.20              9.24         21,873    2008
                                                                13.68             16.20             --    2007
                                                                12.16             13.68             --    2006
                                                                11.18             12.16             --    2005
                                                                10.00             11.18             --    2004
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $12.34            $11.77        146,043    2011
                                                                11.03             12.34        198,067    2010
                                                                 8.73             11.03        250,949    2009
                                                                12.51              8.73        239,353    2008
                                                                11.07             12.51        307,873    2007
                                                                10.53             11.07        408,561    2006
                                                                10.33             10.53        381,414    2005
                                                                10.00             10.33        217,619    2004
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $11.26            $10.63         68,207    2011
                                                                 9.74             11.26         62,899    2010
                                                                 7.17              9.74         70,115    2009
                                                                11.10              7.17         40,202    2008
                                                                10.40             11.10         14,568    2007
                                                                10.00             10.40         14,792    2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $13.77            $13.14          2,234    2011
                                                                12.00             13.77          2,266    2010
                                                                 9.02             12.00          3,666    2009
                                                                16.04              9.02          4,301    2008
                                                                13.93             16.04         23,975    2007
                                                                12.74             13.93          3,391    2006
                                                                11.13             12.74             --    2005
                                                                10.00             11.13             --    2004
--------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $13.08            $12.48            --     2011
                                                                         11.30             13.08           296     2010
                                                                          8.48             11.30            --     2009
                                                                         14.72              8.48            --     2008
                                                                         14.06             14.72            --     2007
                                                                         12.58             14.06            --     2006
                                                                         10.62             12.58            --     2005
                                                                         10.00             10.62            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.74            $10.61        22,553     2011
                                                                          9.52             10.74        38,271     2010
                                                                          7.47              9.52        47,939     2009
                                                                         13.30              7.47        44,765     2008
                                                                         13.39             13.30        75,464     2007
                                                                         11.37             13.39        44,419     2006
                                                                         10.97             11.37        53,769     2005
                                                                         10.00             10.97        17,355     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.82            $10.77            --     2011
                                                                          9.63             10.82            --     2010
                                                                          7.72              9.63            --     2009
                                                                         13.54              7.72            --     2008
                                                                         12.33             13.54            --     2007
                                                                         11.13             12.33            --     2006
                                                                         10.56             11.13            --     2005
                                                                         10.00             10.56            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $11.09            $10.88        10,645     2011
                                                                          9.12             11.09        24,598     2010
                                                                          7.26              9.12        30,111     2009
                                                                         14.04              7.26        26,654     2008
                                                                         11.30             14.04        25,241     2007
                                                                         10.80             11.30        33,614     2006
                                                                         10.43             10.80        33,424     2005
                                                                         10.00             10.43        16,001     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $11.43            $12.01         2,199     2011
                                                                         10.83             11.43         1,219     2010
                                                                          9.56             10.83         2,340     2009
                                                                         10.09              9.56         2,408     2008
                                                                         10.00             10.09        29,318     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $18.11            $15.85        16,830     2011
                                                                         14.35             18.11        25,858     2010
                                                                         10.46             14.35        38,205     2009
                                                                         17.65             10.46        48,405     2008
                                                                         15.60             17.65        59,694     2007
                                                                         14.14             15.60        62,132     2006
                                                                         12.20             14.14        60,524     2005
                                                                         10.00             12.20        29,081     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $12.18            $10.87            --     2011
                                                                          9.82             12.18           491     2010
                                                                          6.37              9.82         1,191     2009
                                                                         13.32              6.37            --     2008
                                                                         12.87             13.32            --     2007
                                                                         11.30             12.87            --     2006
                                                                         11.24             11.30            --     2005
                                                                         10.00             11.24            --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.46            $12.52        401,637    2011
                                                                                   11.27             12.46        576,263    2010
                                                                                    8.47             11.27        571,860    2009
                                                                                   12.27              8.47        652,041    2008
                                                                                   12.05             12.27        669,193    2007
                                                                                   10.38             12.05        719,682    2006
                                                                                   10.00             10.38        561,087    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.62            $ 8.33          7,340    2011
                                                                                    7.97              8.62         20,505    2010
                                                                                    6.23              7.97         24,805    2009
                                                                                    9.90              6.23         17,450    2008
                                                                                   10.00              9.90          2,531    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.84            $10.52         27,755    2011
                                                                                    9.93             10.84         36,818    2010
                                                                                    8.02              9.93         61,330    2009
                                                                                   13.00              8.02         61,671    2008
                                                                                   12.80             13.00             --    2007
                                                                                   11.02             12.80          3,738    2006
                                                                                   10.00             11.02             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.50            $ 7.76             --    2011
                                                                                    8.07              8.50             --    2010
                                                                                    6.27              8.07             --    2009
                                                                                   11.07              6.27             --    2008
                                                                                   11.03             11.07             --    2007
                                                                                   10.00             11.03            952    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $12.31            $11.89             --    2011
                                                                                   11.24             12.31             --    2010
                                                                                    9.13             11.24             --    2009
                                                                                   13.88              9.13             --    2008
                                                                                   12.84             13.88             --    2007
                                                                                   11.10             12.84            807    2006
                                                                                   10.87             11.10             --    2005
                                                                                   10.00             10.87             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.24            $11.83         10,931    2011
                                                                                   10.65             11.24         18,310    2010
                                                                                   10.06             10.65         34,777    2009
                                                                                   10.80             10.06         30,786    2008
                                                                                   10.50             10.80         60,140    2007
                                                                                   10.25             10.50         73,555    2006
                                                                                   10.23             10.25         64,653    2005
                                                                                   10.00             10.23         40,814    2004
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $15.51            $13.95          5,217    2011
                                                                                   12.52             15.51          6,845    2010
                                                                                    9.02             12.52          8,851    2009
                                                                                   14.78              9.02         11,791    2008
                                                                                   13.37             14.78         25,103    2007
                                                                                   12.57             13.37         19,590    2006
                                                                                   11.46             12.57         25,881    2005
                                                                                   10.00             11.46         11,252    2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.29            $10.10         112,502   2011
                                                         10.49             10.29         131,011   2010
                                                         10.65             10.49         200,540   2009
                                                         10.62             10.65         244,646   2008
                                                         10.31             10.62         400,995   2007
                                                         10.04             10.31         260,310   2006
                                                          9.95             10.04         270,189   2005
                                                         10.00              9.95         102,071   2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.85            $10.70              --   2011
                                                          9.90             10.85              --   2010
                                                          7.27              9.90              --   2009
                                                         11.70              7.27              --   2008
                                                         11.32             11.70              --   2007
                                                         10.57             11.32              --   2006
                                                         10.63             10.57              --   2005
                                                         10.00             10.63              --   2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $17.31            $18.67           5,348   2011
                                                         13.68             17.31           8,011   2010
                                                         10.26             13.68           9,187   2009
                                                         16.35             10.26          10,448   2008
                                                         19.57             16.35             168   2007
                                                         14.99             19.57             530   2006
                                                         13.66             14.99              --   2005
                                                         10.00             13.66              --   2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $11.23            $11.21             866   2011
                                                          9.96             11.23             928   2010
                                                          8.04              9.96           1,917   2009
                                                         13.08              8.04           2,203   2008
                                                         12.68             13.08          16,739   2007
                                                         11.20             12.68              --   2006
                                                         10.91             11.20              --   2005
                                                         10.00             10.91              --   2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $13.09            $13.25           6,720   2011
                                                         10.46             13.09           8,032   2010
                                                          8.14             10.46           9,994   2009
                                                         13.29              8.14          15,515   2008
                                                         13.23             13.29          21,630   2007
                                                         11.90             13.23          21,665   2006
                                                         11.07             11.90          25,455   2005
                                                         10.00             11.07           9,652   2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $11.75            $11.21       4,027,001   2011
                                                         10.92             11.75       5,858,709   2010
                                                          9.21             10.92       6,881,300   2009
                                                         13.27              9.21       7,340,360   2008
                                                         12.11             13.27       8,558,416   2007
                                                         10.84             12.11       9,415,466   2006
                                                         10.66             10.84       8,948,641   2005
                                                         10.00             10.66       2,692,979   2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $10.21            $ 9.71         199,427   2011
                                                          9.51             10.21         258,872   2010
                                                          8.04              9.51         268,138   2009
                                                         11.60              8.04         267,073   2008
                                                         10.59             11.60         260,027   2007
                                                         10.00             10.59         251,958   2006
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $11.40            $10.86             --
                                                                                    10.53             11.40             --
                                                                                     8.15             10.53             --
                                                                                    12.99              8.15             --
                                                                                    12.25             12.99             --
                                                                                    10.75             12.25             --
                                                                                    10.69             10.75             --
                                                                                    10.00             10.69             --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.63            $10.60          9,695
                                                                                     9.48             11.63         11,900
                                                                                     6.42              9.48             --
                                                                                    10.00              6.42             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.83            $ 9.20             --
                                                                                     9.00              9.83             --
                                                                                     7.01              9.00             --
                                                                                    10.00              7.01             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.26            $ 8.65         33,621
                                                                                     8.65              9.26         43,197
                                                                                     7.58              8.65         69,939
                                                                                    10.00              7.58         65,564
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.90            $ 9.28            803
                                                                                    10.00             10.90            793
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.63            $12.15         78,018
                                                                                    11.27             11.63        111,666
                                                                                    10.57             11.27         54,151
                                                                                    10.00             10.57         46,383
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.88            $11.88         24,403
                                                                                     9.77             11.88         33,728
                                                                                     7.46              9.77         75,728
                                                                                    10.00              7.46         81,104
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $11.93            $11.93         96,135
                                                                                    10.34             11.93        132,661
                                                                                     7.23             10.34         94,056
                                                                                    10.00              7.23        110,288
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $10.36            $ 9.41         30,440
                                                                                     8.52             10.36         38,350
                                                                                     6.57              8.52         28,758
                                                                                    10.00              6.57         30,782
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                 $12.99            $11.94          7,792
                                                                                    10.59             12.99          7,721
                                                                                     8.10             10.59         11,959
                                                                                    13.12              8.10         13,927
                                                                                    12.95             13.12         17,222
                                                                                    11.36             12.95         16,259
                                                                                    10.00             11.36         15,258
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $14.37            $14.30        178,329
                                                                                       13.54             14.37        255,578
                                                                                       10.99             13.54        254,630
                                                                                       13.34             10.99        242,012
                                                                                       12.32             13.34        216,477
                                                                                       11.37             12.32        256,222
                                                                                       10.76             11.37        257,220
                                                                                       10.00             10.76        129,800
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $14.73            $13.45         15,772
                                                                                       14.09             14.73         19,459
                                                                                        9.83             14.09         55,520
                                                                                       17.99              9.83         63,902
                                                                                       13.42             17.99         20,655
                                                                                       12.53             13.42          4,374
                                                                                       11.34             12.53             --
                                                                                       10.00             11.34             --
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $26.89            $17.86             --
                                                                                       21.91             26.89             --
                                                                                       12.47             21.91             --
                                                                                       26.59             12.47             --
                                                                                       21.16             26.59             --
                                                                                       14.70             21.16             --
                                                                                       11.35             14.70             --
                                                                                       10.00             11.35         21,993
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $11.46            $11.49          8,626
                                                                                        9.36             11.46         11,243
                                                                                        7.11              9.36         15,470
                                                                                       12.19              7.11         20,014
                                                                                       12.38             12.19         27,129
                                                                                       11.39             12.38         26,585
                                                                                       10.58             11.39         28,271
                                                                                       10.00             10.58          3,798
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.43            $ 8.92         35,691
                                                                                        7.66              8.43         45,591
                                                                                        6.37              7.66         46,304
                                                                                        9.97              6.37         47,897
                                                                                       10.00              9.97         49,092
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 8.57            $ 7.89          7,432
   Class I                                                                              7.49              8.57          7,412
                                                                                        5.90              7.49          8,326
                                                                                        9.48              5.90         12,821
                                                                                       10.00              9.48         11,515
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $11.84            $11.67          4,906
                                                                                       10.76             11.84          8,054
                                                                                        7.88             10.76         12,142
                                                                                       12.74              7.88         15,092
                                                                                       11.69             12.74         16,643
                                                                                       11.10             11.69         18,013
                                                                                       10.85             11.10         16,294
                                                                                       10.00             10.85          2,119
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2011
   Class I                                                                      2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $12.36            $11.84             --    2011
                                                                      11.36             12.36             --    2010
                                                                       9.14             11.36             --    2009
                                                                      13.96              9.14             --    2008
                                                                      12.93             13.96             --    2007
                                                                      11.69             12.93             --    2006
                                                                      11.12             11.69             --    2005
                                                                      10.00             11.12             --    2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $15.41            $13.54          3,689    2011
                                                                      11.55             15.41          5,360    2010
                                                                       7.22             11.55         11,246    2009
                                                                      12.17              7.22         14,136    2008
                                                                      12.13             12.17         15,414    2007
                                                                      10.94             12.13         17,769    2006
                                                                      10.61             10.94         15,612    2005
                                                                      10.00             10.61         13,398    2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.91            $10.88        211,510    2011
                                                                      10.14             10.91        289,737    2010
                                                                       8.78             10.14        319,779    2009
                                                                      11.51              8.78        317,970    2008
                                                                      11.29             11.51        347,628    2007
                                                                      10.30             11.29        489,923    2006
                                                                      10.00             10.30        431,278    2005
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $20.32            $21.24            233    2011
                                                                      18.24             20.32            234    2010
                                                                      13.98             18.24            307    2009
                                                                      22.91             13.98            308    2008
                                                                      18.30             22.91            717    2007
                                                                      14.24             18.30            585    2006
                                                                      12.44             14.24             --    2005
                                                                      10.00             12.44             --    2004
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.97            $ 8.84        258,707    2011
                                                                       8.11              8.97        341,728    2010
                                                                       6.80              8.11        363,688    2009
                                                                      12.28              6.80        378,546    2008
                                                                      12.09             12.28        352,576    2007
                                                                      11.11             12.09        381,484    2006
                                                                      10.92             11.11        402,007    2005
                                                                      10.00             10.92        132,008    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $10.50            $10.16             --    2011
                                                                       9.80             10.50             --    2010
                                                                       6.93              9.80            124    2009
                                                                      12.99              6.93            125    2008
                                                                      11.62             12.99            835    2007
                                                                      11.00             11.62             --    2006
                                                                      10.68             11.00             --    2005
                                                                      10.00             10.68             --    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $14.16            $12.71         22,457    2011
                                                                      12.47             14.16         27,890    2010
                                                                       9.11             12.47         29,132    2009
                                                                      15.56              9.11         33,184    2008
                                                                      14.95             15.56             --    2007
                                                                      12.98             14.95             --    2006
                                                                      11.59             12.98             --    2005
                                                                      10.00             11.59             --    2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $11.10            $10.86        106,151    2011
                                                                                  9.77             11.10        142,734    2010
                                                                                  7.77              9.77         87,258    2009
                                                                                 12.91              7.77         91,391    2008
                                                                                 12.63             12.91            630    2007
                                                                                 11.21             12.63          8,478    2006
                                                                                 10.80             11.21             --    2005
                                                                                 10.00             10.80             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $13.64            $13.07         53,271    2011
                                                                                 11.29             13.64         72,472    2010
                                                                                  8.41             11.29         34,422    2009
                                                                                 13.82              8.41         42,093    2008
                                                                                 14.28             13.82         45,737    2007
                                                                                 12.68             14.28         29,808    2006
                                                                                 11.78             12.68         31,360    2005
                                                                                 10.00             11.78          6,730    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $10.48            $10.37             --    2011
                                                                                  8.40             10.48             --    2010
                                                                                  6.47              8.40             --    2009
                                                                                 12.98              6.47             --    2008
                                                                                 12.47             12.98             --    2007
                                                                                 12.37             12.47             --    2006
                                                                                 11.26             12.37             --    2005
                                                                                 10.00             11.26             --    2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.35            $12.35             --    2011
                                                                                 11.13             12.35             --    2010
                                                                                  9.34             11.13             --    2009
                                                                                 11.32              9.34             --    2008
                                                                                 10.66             11.32             --    2007
                                                                                 10.39             10.66             --    2006
                                                                                 10.00             10.39             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.95            $14.15         31,673    2011
                                                                                 12.42             13.95         46,944    2010
                                                                                  9.02             12.42         42,852    2009
                                                                                 12.01              9.02         52,871    2008
                                                                                 11.82             12.01         38,593    2007
                                                                                 11.04             11.82         46,897    2006
                                                                                 10.81             11.04         38,062    2005
                                                                                 10.00             10.81         13,214    2004
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $13.87            $17.40          5,195    2011
                                                                                 12.66             13.87          9,361    2010
                                                                                 13.49             12.66         28,575    2009
                                                                                 11.72             13.49         23,768    2008
                                                                                 10.88             11.72         45,967    2007
                                                                                 10.96             10.88         26,428    2006
                                                                                 10.66             10.96         17,190    2005
                                                                                 10.00             10.66          7,912    2004
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.04            $11.94        147,159    2011
                                                                                 11.65             12.04        208,563    2010
                                                                                 10.47             11.65        258,234    2009
                                                                                 10.71             10.47        239,016    2008
                                                                                 10.17             10.71        308,299    2007
                                                                                  9.96             10.17        164,801    2006
                                                                                 10.00              9.96        124,991    2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.79            $14.02        117,876    2011
                                                                 12.99             13.79        166,189    2010
                                                                 11.61             12.99        127,359    2009
                                                                 11.28             11.61        134,035    2008
                                                                 10.57             11.28        209,250    2007
                                                                 10.38             10.57        232,931    2006
                                                                 10.32             10.38        232,213    2005
                                                                 10.00             10.32        102,615    2004
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $13.37            $13.40             --    2011
                                                                 11.49             13.37             --    2010
                                                                  7.70             11.49             --    2009
                                                                 13.51              7.70             --    2008
                                                                 11.69             13.51             --    2007
                                                                 11.26             11.69             --    2006
                                                                 11.34             11.26             --    2005
                                                                 10.00             11.34             --    2004
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $15.74            $14.75            877    2011
                                                                 14.93             15.74            883    2010
                                                                  9.67             14.93          1,723    2009
                                                                 16.25              9.67          2,442    2008
                                                                 15.04             16.25         17,904    2007
                                                                 13.49             15.04          7,068    2006
                                                                 11.33             13.49             --    2005
                                                                 10.00             11.33             --    2004
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $12.48            $12.24          3,116    2011
                                                                 11.41             12.48          5,069    2010
                                                                  8.15             11.41          5,114    2009
                                                                 13.30              8.15          5,964    2008
                                                                 12.15             13.30          5,488    2007
                                                                 12.21             12.15          5,717    2006
                                                                 10.91             12.21          3,973    2005
                                                                 10.00             10.91            662    2004
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.55            $20.22            264    2011
                                                                 20.42             25.55            237    2010
                                                                 11.79             20.42          6,400    2009
                                                                 25.67             11.79          9,368    2008
                                                                 17.71             25.67          2,969    2007
                                                                 14.82             17.71             --    2006
                                                                 10.00             14.82             --    2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.58            $11.67             --    2011
                                                                 10.00             12.58             --    2010
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-9
   Written Notice.................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1154 4/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2012, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation" in our marketing materials. This contract (Foundation) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):


Invesco V.I. Global Real Estate Fund -- Series II shares

Invesco Van Kampen V.I. American Franchise Fund -- Series I shares (formerly,
  Invesco Van Kampen V.I. Capital Appreciation Fund -- Series I shares)/1/


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

DREYFUS:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/2/

DWS VARIABLE SERIES I:
DWS Capital Growth VIP -- Class B Shares


DWS VARIABLE SERIES II:


DWS Dreman Small Mid Cap Value VIP -- Class B Shares

DWS Large Cap Value VIP -- Class B Shares

/1/ Effective April 30, 2012, the Invesco V.I. Capital Appreciation Fund --
    Series I shares merged into the Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Also effective April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares changed its name to the Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.
/2/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/

JPMORGAN INSURANCE TRUST:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1 JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares


PIMCO VARIABLE INSURANCE TRUST:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all states or in all markets.

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2012, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS
DEFINITIONS...........................................................  7

FEE TABLES............................................................ 10
   Examples........................................................... 17

SYNOPSIS.............................................................. 19

CONDENSED FINANCIAL INFORMATION....................................... 22

THE COMPANY........................................................... 23

FINANCIAL CONDITION OF THE COMPANY.................................... 23

THE SEPARATE ACCOUNT.................................................. 24
   The Portfolios..................................................... 24
   Subaccounts........................................................ 26
   Voting Rights...................................................... 32
   Asset Allocation Program........................................... 32

THE GUARANTEE ACCOUNT................................................. 40

CHARGES AND OTHER DEDUCTIONS.......................................... 41
   Transaction Expenses............................................... 41
       Surrender Charge............................................... 41
       Exceptions to the Surrender Charge............................. 42
   Deductions from the Separate Account............................... 42
   Charges for the Living Benefit Rider Options....................... 42
   Charges for the Death Benefit Rider Options........................ 46
   Other Charges...................................................... 47

THE CONTRACT.......................................................... 47
   Purchase of the Contract........................................... 47
   Ownership.......................................................... 48
   Assignment......................................................... 49
   Purchase Payments.................................................. 49
   Valuation Day and Valuation Period................................. 49
   Allocation of Purchase Payments.................................... 49
   Valuation of Accumulation Units.................................... 50

TRANSFERS............................................................. 50
   Transfers Before the Annuity Commencement Date..................... 50
   Transfers from the Guarantee Account to the Subaccounts............ 51
   Transfers from the Subaccounts to the Guarantee Account............ 51
   Transfers Among the Subaccounts.................................... 51
   Telephone/Internet Transactions.................................... 52
   Confirmation of Transactions....................................... 53
   Special Note on Reliability........................................ 53
   Transfers by Third Parties......................................... 53
   Special Note on Frequent Transfers................................. 53
   Dollar Cost Averaging Program...................................... 55
   Defined Dollar Cost Averaging Program.............................. 56
   Portfolio Rebalancing Program...................................... 56
   Guarantee Account Interest Sweep Program........................... 57

SURRENDERS AND PARTIAL WITHDRAWALS........................................  57
   Surrenders and Partial Withdrawals.....................................  57
   Restrictions on Distributions from Certain Contracts...................  58
   Systematic Withdrawal Program..........................................  59
   Guaranteed Minimum Withdrawal Benefit Rider Options....................  60
       Lifetime Income Plus Solution......................................  60
       Lifetime Income Plus 2008..........................................  72
       Lifetime Income Plus 2007..........................................  84
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the date of state insurance
         department approval).............................................  92
       Lifetime Income Plus (for contracts issued prior to May 1,
         2006, or prior to the date of state insurance department
         approval)........................................................  99
       Guaranteed Withdrawal Advantage.................................... 105
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit Rider Options............................................ 109
   Annuity Cross Funding Program.......................................... 110

DEATH OF OWNER AND/OR ANNUITANT........................................... 111
   Distribution Provisions Upon Death of Owner or Joint Owner............. 111
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date.................................................... 112
   Basic Death Benefit.................................................... 112
   Annual Step-Up Death Benefit Rider Option.............................. 112
   5% Rollup Death Benefit Rider Option................................... 113
   Earnings Protector Death Benefit Rider Option.......................... 114
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option........................................... 115
   Termination of Death Benefit Rider Options When Contract Assigned
     or Sold.............................................................. 115
   How to Claim Proceeds and/or Death Benefit Payments.................... 115
   Distribution Rules..................................................... 118

INCOME PAYMENTS........................................................... 118
   Income Payments and the Annuity Commencement Date...................... 118
   Optional Payment Plans................................................. 120
   Variable Income Payments............................................... 121
   Transfers After the Annuity Commencement Date.......................... 121
   Guaranteed Income Advantage............................................ 122
   Payment Protection Rider Options....................................... 129
       Payment Optimizer Plus............................................. 129
       Principal Protection Advantage..................................... 138

TAX MATTERS............................................................... 144
   Introduction........................................................... 144
   Taxation of Non-Qualified Contracts.................................... 144
   Section 1035 Exchanges................................................. 147
   Qualified Retirement Plans............................................. 148
   Federal Income Tax Withholding......................................... 152
   State Income Tax Withholding........................................... 152
   Tax Status of the Company.............................................. 152
   Federal Estate, Gift and Generation-Skipping Transfer Taxes............ 152
   Federal Defense of Marriage Act........................................ 153
   Annuity Purchases by Residents of Puerto Rico.......................... 153
   Annuity Purchases by Nonresident Aliens and Foreign Corporations....... 153
   Foreign Tax Credits.................................................... 153
   Changes in the Law..................................................... 153


REQUESTING PAYMENTS................................................... 153

SALE OF THE CONTRACTS................................................. 154

ADDITIONAL INFORMATION................................................ 155
   Owner Questions.................................................... 155
   Return Privilege................................................... 155
   State Regulation................................................... 155
   Evidence of Death, Age, Gender, Marital Status or Survival......... 156
   Records and Reports................................................ 156
   Other Information.................................................. 156
   Exemption to File Periodic Reports................................. 156
   Legal Proceedings.................................................. 156

APPENDIX A -- EXAMPLES OF THE AVAILABLE DEATH BENEFITS................ A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION......................... B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

FUNDING ANNUITY -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS SUBACCOUNT -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

GROSS WITHDRAWAL -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

GUARANTEED INCOME ADVANTAGE -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

GUARANTEED WITHDRAWAL ADVANTAGE -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME START DATE -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

INCOME START VALUE -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PAYMENT PROTECTION PLAN -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

PRINCIPAL PROTECTION ADVANTAGE -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under Lifetime Income Plus or Lifetime Income Plus 2007.

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge as a
 payments partially withdrawn or surrendered)      Years Since We Received Percentage of the Purchase
                                                   the Purchase Payment    Payment Partially
                                                                           Withdrawn or
                                                                           Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3/
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
--------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                                           1.45%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2/ (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                  0.50%                        1.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2,9/
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base        2.00% of benefit base
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                             Current Charge/10/          Maximum Charge/3,10/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant
Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant
Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS/11/
  (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE TIME THE CHARGE IS
 TAKEN)/12/
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                             0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                               0.70%                        0.70%
--------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/6/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                               Current Charge               Maximum Charge
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant
Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant
Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

/11/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/12/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY
 NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                    1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                        0.15%
---------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTION/2/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY
 NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3 /
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus                         0.60%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS/4/ (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT
 THE TIME THE CHARGE IS TAKEN)/5/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/6/                                 2.65%            3.65%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY
 NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY
 NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE
 TIME THE CHARGE IS TAKEN)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5 /     0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/6/                                 2.65%            3.15%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.50%   1.43%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2011, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.43%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2006, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,138      $2,360      $3,533       $6,493


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $488       $1,718      $2,988       $6,348


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $604       $1,840      $3,116       $6,493


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF APRIL 29, 2005, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2006, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,076      $2,142      $3,112       $5,292


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $488       $1,559      $2,622       $5,244


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $538       $1,609      $2,671       $5,292


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO APRIL 29, 2005, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,032      $2,017      $2,915       $4,937


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $390       $1,374      $2,360       $4,835


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $491       $1,475      $2,462       $4,937


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.


HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments --Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that which also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE UNDER THIS CONTRACT? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal
Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the

GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income
Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US

AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                                                                                                 ADVISER (AND SUB-ADVISER(S),
                           SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE                AS APPLICABLE)
                           ------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE     INVESCO V.I. GLOBAL REAL ESTATE     Total return through growth    Invesco Advisers, Inc. (subadvised
FUNDS (INVESCO VARIABLE    FUND -- SERIES II SHARES            of capital and current income. by Invesco Asset Management
INSURANCE FUNDS)                                                                              Limited)
                           ------------------------------------------------------------------------------------------------------
                           INVESCO VAN KAMPEN V.I.             to seek capital growth.        Invesco Advisers, Inc.
                           AMERICAN FRANCHISE FUND --
                           SERIES I SHARES (FORMERLY, INVESCO
                           VAN KAMPEN V.I. CAPITAL
                           APPRECIATION FUND -- SERIES I
                           SHARES
                           ------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN          ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total        AllianceBernstein, L.P.
VARIABLE PRODUCTS SERIES   WEALTH STRATEGY PORTFOLIO --        return consistent with the
FUND, INC.                 CLASS B                             adviser's determination of
                                                               reasonable risk.
                           ------------------------------------------------------------------------------------------------------
                           ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.   AllianceBernstein, L.P.
                           INCOME PORTFOLIO -- CLASS B
                           ------------------------------------------------------------------------------------------------------
                           ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.   AllianceBernstein, L.P.
                           GROWTH PORTFOLIO -- CLASS B
                           ------------------------------------------------------------------------------------------------------
AMERICAN CENTURY           VP INCOME & GROWTH FUND --          The fund seeks capital growth  American Century Investment
VARIABLE PORTFOLIOS,       CLASS I                             by investing in common stock.  Management, Inc.
INC.                                                           Income is a secondary
                                                               objective.
                           ------------------------------------------------------------------------------------------------------
                           VP INTERNATIONAL FUND -- CLASS I    The fund seeks capital growth. American Century Investment
                                                                                              Management, Inc.
                           ------------------------------------------------------------------------------------------------------
                           VP ULTRA(R) FUND -- CLASS I         The fund seeks long-term       American Century Investment
                                                               capital growth.                Management, Inc.
                           ------------------------------------------------------------------------------------------------------
                           VP VALUE FUND -- CLASS I            The fund seeks long-term       American Century Investment
                                                               capital growth. Income is a    Management, Inc.
                                                               secondary objective.
                           ------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE  VP INFLATION PROTECTION FUND --     The fund pursues long-term     American Century Investment
PORTFOLIOS II, INC.        CLASS II                            total return using a strategy  Management, Inc.
                                                               that seeks to protect against
                                                               U.S. inflation.
                           ------------------------------------------------------------------------------------------------------
DREYFUS                    DREYFUS INVESTMENT PORTFOLIOS       Seeks investment results that  The Dreyfus Corporation
                           MIDCAP STOCK PORTFOLIO -- INITIAL   are greater than the total
                           SHARES                              return performance of
                                                               publicly traded common stocks
                                                               of medium-size domestic
                                                               companies in the aggregate,
                                                               as represented by the
                                                               Standard & Poor's MidCap
                                                               400(R) Index.
                           ------------------------------------------------------------------------------------------------------

                                                                                             ADVISER (AND SUB-ADVISER(S),
                        SUBACCOUNT INVESTING IN                INVESTMENT OBJECTIVE                AS APPLICABLE)
                        -----------------------------------------------------------------------------------------------------
                        DREYFUS VARIABLE INVESTMENT FUND   The portfolio seeks as high a  The Dreyfus Corporation
                        -- MONEY MARKET PORTFOLIO          level of current income as is
                                                           consistent with the
                                                           preservation of capital and
                                                           the maintenance of liquidity.
                                                           As a money market fund, the
                                                           portfolio is subject to
                                                           maturity, quality and
                                                           diversification requirements
                                                           designed to help it maintain
                                                           a stable share price of $1.00.
                        -----------------------------------------------------------------------------------------------------
                        THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with     The Dreyfus Corporation
                        GROWTH FUND, INC. -- INITIAL       current income as a secondary
                        SHARES                             objective.
                        -----------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I   DWS CAPITAL GROWTH                 The fund seeks to provide      Deutsche Investment Management
                        VIP -- CLASS B SHARES              long-term growth of capital.   Americas Inc.
                        -----------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II  DWS DREMAN SMALL MID CAP           Seeks long-term capital        Deutsche Investment Management
                        VALUE VIP -- CLASS B SHARES        appreciation.                  Americas Inc. (subadvised by
                                                                                          Dreman Value Management L.L.C.)
                        -----------------------------------------------------------------------------------------------------
                        DWS LARGE CAP VALUE                Seeks to achieve a high rate   Deutsche Investment Management
                        VIP -- CLASS B SHARES              of total return.               Americas Inc.
                        -----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE    VT FLOATING-RATE INCOME FUND       To provide a high level of     Eaton Vance Management
TRUST                                                      current income.
                        -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital        Fidelity Management & Research
INSURANCE PRODUCTS      SERVICE CLASS 2                    appreciation.                  Company (FMR) (subadvised by
FUND                                                                                      FMR Co., Inc. (FMRC), Fidelity
                                                                                          Research & Analysis Company
                                                                                          (FRAC), Fidelity Management &
                                                                                          Research (U.K.) Inc. (FMR U.K.),
                                                                                          Fidelity International Investment
                                                                                          Advisors (FIIA), Fidelity
                                                                                          International Investment Advisors
                                                                                          (U.K.) Limited (FIIA(U.K.)L), and
                                                                                          Fidelity Investments Japan Limited
                                                                                          (FIJ))
                        -----------------------------------------------------------------------------------------------------
                        VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                        SERVICE CLASS 2                    fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                           potential for capital          FIJ)
                                                           appreciation. The fund's goal
                                                           is to achieve a yield which
                                                           exceeds the composite yield
                                                           on the securities comprising
                                                           the S&P 500(R) Index.
                        -----------------------------------------------------------------------------------------------------
                        VIP MID CAP PORTFOLIO --           Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                        SERVICE CLASS 2                    capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                        -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON      FRANKLIN LARGE CAP GROWTH          Seeks capital appreciation.    Franklin Advisers, Inc.
VARIABLE INSURANCE      SECURITIES FUND -- CLASS 2 SHARES  The fund normally invests at
PRODUCTS TRUST                                             least 80% of its net assets
                                                           in investments of large
                                                           capitalization companies.
                        -----------------------------------------------------------------------------------------------------
                        MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation,    Franklin Mutual Advisers, LLC
                        CLASS 2 SHARES                     with income as a secondary
                                                           goal. The fund normally
                                                           invests primarily in U.S. and
                                                           foreign equity securities
                                                           that the manager believes are
                                                           undervalued.
                        -----------------------------------------------------------------------------------------------------

                                                                                           ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
                    TEMPLETON FOREIGN SECURITIES       Seeks long-term capital        Templeton Investment Counsel, LLC
                    FUND -- CLASS 2 SHARES             growth. The fund normally
                                                       invests at least 80% of its
                                                       net assets in investments of
                                                       issuers located outside the
                                                       U.S., including those in
                                                       emerging markets.
                    ---------------------------------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital        Templeton Global Advisors Limited
                    FUND -- CLASS 2 SHARES             growth. The fund normally
                                                       invests primarily in equity
                                                       securities of companies
                                                       located anywhere in the
                                                       world, including those in the
                                                       U.S. and in emerging markets.
                    ---------------------------------------------------------------------------------------------------------
GE INVESTMENTS      TOTAL RETURN FUND/1/               Seeks the highest total        GE Asset Management Incorporated
FUNDS, INC.                                            return, composed of current    (subadvised by Urdang Securities
                                                       income and capital             Management, Inc. (for real estate
                                                       appreciation, as is            related investments only) and Palisade
                                                       consistent with prudent        Capital Management, L.L.C. (for
                                                       investment risk.               small-cap equity investments only))
                    ---------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE  JPMORGAN INSURANCE TRUST CORE      Seeks to maximize total        JPMorgan Investment Management
TRUST               BOND PORTFOLIO -- CLASS 1          return by investing primarily  Inc., an indirect, wholly-owned in a diversified portfolio of  subsidiary of JPMorgan Chase & Co.
                                                       intermediate- and long-term
                                                       debt securities.
                    ---------------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST EQUITY    Seeks investment results that  JPMorgan Investment Management
                    INDEX PORTFOLIO -- CLASS 1         correspond to the aggregate    Inc., an indirect, wholly-owned
                                                       price and dividend             subsidiary of JPMorgan Chase & Co.
                                                       performance of securities in
                                                       the Standard & Poor's 500
                                                       Composite Stock Price Index
                                                       (S&P 500 Index).
                    ---------------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST           Seeks to provide high total    JPMorgan Investment Management
                    INTERNATIONAL EQUITY PORTFOLIO --  return from a portfolio of     Inc., an indirect, wholly-owned
                    CLASS 1                            equity securities of foreign   subsidiary of JPMorgan Chase & Co.
                                                       companies. Total return
                                                       consists of capital growth
                                                       and current income.
                    ---------------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST           Seeks to provide long-term     JPMorgan Investment Management
                    INTREPID GROWTH PORTFOLIO --       capital growth.                Inc., an indirect, wholly-owned
                    CLASS 1                                                           subsidiary of JPMorgan Chase & Co.
                    ---------------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST           Seeks long-term capital        JPMorgan Investment Management
                    INTREPID MID CAP PORTFOLIO --      growth by investing primarily  Inc., an indirect, wholly-owned
                    CLASS 1                            in equity securities of        subsidiary of JPMorgan Chase & Co.
                                                       companies with intermediate
                                                       capitalizations.
                    ---------------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST MID       Seeks capital growth over the  JPMorgan Investment Management
                    CAP GROWTH PORTFOLIO -- CLASS 1    long term.                     Inc., an indirect, wholly-owned
                                                                                      subsidiary of JPMorgan Chase & Co.
                    ---------------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST MID       Seeks capital appreciation     J.P. Morgan Investment Management
                    CAP VALUE PORTFOLIO -- CLASS 1     with the secondary goal of     Inc., an indirect, wholly-owned
                                                       achieving current income by    subsidiary of JPMorgan Chase & Co.
                                                       investing in primarily equity
                                                       securities.
                    ---------------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST SMALL     Seeks capital growth over the  J.P. Morgan Investment Management
                    CAP CORE PORTFOLIO -- CLASS 1      long term.                     Inc., an indirect, wholly-owned
                                                                                      subsidiary of JPMorgan Chase & Co.
                    ---------------------------------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST U.S.      Seeks to provide high total    JPMorgan Investment Management
                    EQUITY PORTFOLIO -- CLASS 1        return from a portfolio of     Inc., an indirect, wholly-owned
                                                       selected equity securities.    subsidiary of JPMorgan Chase & Co.
                    ---------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE     MFS(R) INVESTORS GROWTH STOCK      The fund's investment          Massachusetts Financial Services
INSURANCE TRUST     SERIES -- SERVICE CLASS SHARES     objective is to seek capital   Company
                                                       appreciation.
                    ---------------------------------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                                                                                         ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                      --------------------------------------------------------------------------------------------------
                      MFS(R) STRATEGIC INCOME SERIES -- The fund's investment          Massachusetts Financial Services
                      SERVICE CLASS SHARES              objective is to seek total     Company
                                                        return with an emphasis on
                                                        high current income, but also
                                                        considering capital
                                                        appreciation.
                      --------------------------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --     The fund's investment          Massachusetts Financial Services
                      SERVICE CLASS SHARES              objective is to seek total     Company
                                                        return.
                      --------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER CAPITAL               The Fund seeks capital         OppenheimerFunds, Inc.
ACCOUNT FUNDS         APPRECIATION FUND/VA -- SERVICE   appreciation by investing in
                      SHARES                            securities of well-known
                                                        established companies.
                      --------------------------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET FUND/     The Fund seeks high total      OppenheimerFunds, Inc.
                      VA -- SERVICE SHARES              return.
                      --------------------------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET           The Fund seeks capital         OppenheimerFunds, Inc.
                      SMALL- & MID- CAP                 appreciation.
                      FUND(R)/VA -- SERVICE SHARES
                      --------------------------------------------------------------------------------------------------
PIMCO VARIABLE        HIGH YIELD PORTFOLIO --           Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST       ADMINISTRATIVE CLASS SHARES       consistent with preservation   Company LLC
                                                        of capital and prudent
                                                        investment management.
                      --------------------------------------------------------------------------------------------------
                      LOW DURATION PORTFOLIO --         Seeks maximum total return,    Pacific Investment Management
                      ADMINISTRATIVE CLASS SHARES       consistent with preservation   Company LLC
                                                        of capital and prudent
                                                        investment management.
                      --------------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
                    SHARES/1/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund --  Class 3 Shares

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., DWS Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue
Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation

Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.


  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset

     Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.
The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  BUILD YOUR OWN
                              ASSET ALLOCATION MODEL
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      2%      4%      4%      5%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           2%      3%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           3%      6%      9%     13%     16%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       3%      6%      9%     13%     16%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid
                             Cap Growth Portfolio -- Class
                             1                                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares                 1%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares            2%      3%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real
                             Estate Fund -- Series II
                             shares                            1%      1%      1%      3%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     1%      3%      4%      5%      8%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares            2%      4%      7%      8%     10%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        38%     28%     18%      8%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     25%     17%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II      10%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      2%      2%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       4%      4%      3%      2%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


CORE ASSET CLASS                                                                                          FIXED INCOME ASSET
(20% TO 80%)                                                     SPECIALTY ASSET CLASS (0% TO 20%)        CLASS (20% TO 60%)
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Thematic        JPMorgan Insurance Trust
 Class B                                                       Growth Portfolio -- Class B              Core Bond Portfolio --
American Century VP Income & Growth Fund -- Class I           American Century VP Inflation             Class 1
American Century VP Value Fund -- Class I                      Protection Fund -- Class II             PIMCO VIT Low Duration
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial  American Century VP International Fund    Portfolio --
 Shares                                                        -- Class I                               Administrative Class
DWS Large Cap Value VIP -- Class B Shares                     American Century VP Ultra(R) Fund --      Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Class I
Fidelity VIP Equity-Income Portfolio -- Service Class 2       Dreyfus Investment Portfolios -- MidCap
Franklin Templeton VIP Large Cap Growth Securities Fund --     Stock Portfolio -- Initial Shares
 Class 2 Shares                                               DWS Dreman Small Mid Cap Value VIP --
Franklin Templeton VIP Mutual Shares Securities Fund --        Class B Shares
 Class 2 Shares                                               DWS Capital Growth VIP -- Class B Shares
Franklin Templeton VIP Templeton Foreign Securities Fund --   Eaton Vance VT Floating-Rate Income Fund
 Class 2 Shares                                               Fidelity VIP Mid Cap Portfolio --
Franklin Templeton VIP Templeton Growth Securities Fund --     Service Class 2
 Class 2 Shares                                               Invesco Van Kampen V.I. American
GE Investments Funds Total Return Fund -- Class 3 Shares       Franchise Fund -- Series I Shares
Invesco Van Kampen V.I. American Franchise Fund -- Series I    (formerly, Invesco V.I. Capital
 Shares (formerly, Invesco V.I. Capital Growth Fund --         Appreciation Fund -- Series I shares)
 Series I Shares                                              Invesco V.I. Global Real Estate Fund --
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1     Series II shares
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1  JPMorgan Insurance Trust Intrepid Mid
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      Cap Portfolio -- Class 1
MFS(R) VIT Total Return Series -- Service Class Shares        JPMorgan Insurance Trust Mid Cap Growth
Oppenheimer Capital Appreciation Fund/VA -- Service Shares     Portfolio -- Class 1
Oppenheimer Main Street Fund/VA -- Service Shares             MFS(R) VIT Strategic Income Series --
                                                               Service Class Shares
                                                              Oppenheimer Main Street Small- & Mid-
                                                               Cap Fund(R)/VA -- Service Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

LIFETIME INCOME PLUS SOLUTION

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

LIFETIME INCOME PLUS 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract      0.75% of benefit base
----------------------------------------------------------------------------
   Joint Annuitant Contract       0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
   Single Annuitant Contract      0.75% of benefit base PLUS
                                  0.15% of value of Principal
                                  Protection Death Benefit
                                  ------------------------------------------
   Joint Annuitant Contract       0.85% of benefit base PLUS
                                  0.15% of value of Principal
                                  Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
   Single Annuitant Contract      0.75% of benefit base PLUS
                                  0.40% of value of Principal
                                  Protection Death Benefit
                                  ------------------------------------------

   Joint Annuitant Contract       0.85% of benefit base PLUS
                                  0.40% of value of Principal
                                  Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

LIFETIME INCOME PLUS 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

GUARANTEED WITHDRAWAL ADVANTAGE

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

PRINCIPAL PROTECTION ADVANTAGE

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

PAYMENT OPTIMIZER PLUS

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment Plan once elected at the time of application.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the

Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTIONS

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;
       and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.

Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base.

For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.


The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57             94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58             91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59             88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60             85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61             82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62             79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63             75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64             72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65             69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66             55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67             41,632         11,000        27,884        200,000     100,000     189,830       200,000       47,359
    68             27,884         11,000        14,411        200,000     100,000     189,830       200,000       26,858
    69             14,411         11,000         1,207        200,000     100,000     189,830       200,000        2,655
    70              1,207         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57             93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58             90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59             87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60             84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61             80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62             77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63             74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64             71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65             67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66             53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67             39,518         11,000        25,657        200,000     100,000     189,830       200,000       67,000
    68             25,657         11,000        12,095        200,000     100,000     189,830       200,000       56,000
    69             12,095         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62            196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63            210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64            224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65            240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66            243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67            246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68            249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69            252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70            256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71            250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72            254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73            260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74            267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75            274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76            281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77            288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78            295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79            302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80            310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81            317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82            325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83            334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84            342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85            350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86            359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87            368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88            377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89            387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90            397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82            196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83            195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84            194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85            193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86            192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87            191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88            189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89            188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90            186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73            106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74            113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75            120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76            128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77            137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78            146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79            155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80            166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81            177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82            189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83            188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84            186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85            185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86            183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87            182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88            180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89            178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90            177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
--------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the

Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;
       and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.


The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.


You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
   Single Annuitant Contract      0.75% of benefit base
                                  ------------------------------------------
   Joint Annuitant Contract       0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
   Single Annuitant Contract      0.75% of benefit base PLUS
                                  0.15% of value of Principal
                                  Protection Death Benefit
                                  ------------------------------------------
   Joint Annuitant Contract       0.85% of benefit base PLUS
                                  0.15% of value of Principal
                                  Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
   Single Annuitant Contract      0.75% of benefit base PLUS
                                  0.40% of value of Principal
                                  Protection Death Benefit
                                  ------------------------------------------
   Joint Annuitant Contract       0.85% of benefit base PLUS
                                  0.40% of value of Principal
                                  Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54            97,205             --        94,418        100,000     112,360       112,360      100,000
    55            94,418             --        91,637        100,000     119,102       119,102      100,000
    56            91,637             --        88,857        100,000     126,248       126,248      100,000
    57            88,857             --        86,076        100,000     133,823       133,823      100,000
    58            86,076             --        83,291        100,000     141,852       141,852      100,000
    59            83,291             --        80,497        100,000     150,363       150,363      100,000
    60            80,497             --        77,692        100,000     159,385       159,385      100,000
    61            77,692             --        74,871        100,000     168,948       168,948      100,000
    62            74,871             --        72,030        100,000     179,085       179,085      100,000
    63            72,030             --        69,166        100,000     189,830       189,830      100,000
    64            69,166             --        66,274        100,000     201,220       201,220      100,000
    65            66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66            51,617         11,731        37,224        100,000     213,293       213,293       61,956
    67            37,224         11,731        23,119        100,000     213,293       213,293       41,101
    68            23,119         11,731         9,296        100,000     213,293       213,293       18,170
    69             9,296         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54            97,055             --        94,121        100,000     112,360       112,360      100,000
    55            94,121             --        91,196        100,000     119,102       119,102      100,000
    56            91,196             --        88,275        100,000     126,248       126,248      100,000
    57            88,275             --        85,356        100,000     133,823       133,823      100,000
    58            85,356             --        82,435        100,000     141,852       141,852      100,000
    59            82,435             --        79,508        100,000     150,363       150,363      100,000
    60            79,508             --        76,573        100,000     159,385       159,385      100,000
    61            76,573             --        73,624        100,000     168,948       168,948      100,000
    62            73,624             --        70,658        100,000     179,085       179,085      100,000
    63            70,658             --        67,672        100,000     189,830       189,830      100,000
    64            67,672             --        64,659        100,000     201,220       201,220      100,000
    65            64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66            49,903         11,731        35,429        100,000     213,293       213,293       76,538
    67            35,429         11,731        21,262        100,000     213,293       213,293       64,807
    68            21,262         11,731         7,397        100,000     213,293       213,293       53,076
    69             7,397         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74            97,205             --        94,418        100,000     112,360       112,360      100,000
    75            94,418             --        91,637        100,000     119,102       119,102      100,000
    76            91,637             --        88,857        100,000     126,248       126,248      100,000
    77            88,857             --        86,076        100,000     133,823       133,823      100,000
    78            86,076             --        83,291        100,000     141,852       141,852      100,000
    79            83,291             --        80,497        100,000     150,363       150,363      100,000
    80            80,497             --        77,692        100,000     159,385       159,385      100,000
    81            77,692             --        74,871        100,000     168,948       168,948      100,000
    82            74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83            59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84            44,426         12,536        29,628        100,000     179,085       179,085       45,266
    85            29,628         12,536        15,126        100,000     179,085       179,085       24,752
    86            15,126         12,536           915        100,000     179,085       179,085        1,683
    87               915         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74            96,805             --        93,626        100,000     112,360       112,360      100,000
    75            93,626             --        90,460        100,000     119,102       119,102      100,000
    76            90,460             --        87,304        100,000     126,248       126,248      100,000
    77            87,304             --        84,155        100,000     133,823       133,823      100,000
    78            84,155             --        81,008        100,000     141,852       141,852      100,000
    79            81,008             --        77,860        100,000     150,363       150,363      100,000
    80            77,860             --        74,707        100,000     159,385       159,385      100,000
    81            74,707             --        71,546        100,000     168,948       168,948      100,000
    82            71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83            55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84            40,590         12,536        25,619        100,000     179,085       179,085       62,392
    85            25,619         12,536        10,998        100,000     179,085       179,085       49,856
    86            10,998         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67           101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68           102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69           104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70           106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71           108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72           109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73           111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74           113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75           115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76           117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77           119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78           122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79           124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80           126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81           128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82           130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83           133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84           135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85           137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86           140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87           142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88           145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89           147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90           150,244         8,263         152,873       150,244     106,000       150,244      152,873
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67           101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68           102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69           103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70           105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71           107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72           108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73           110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74           112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75           114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76           115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77           117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78           119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79           121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80           123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81           125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82           127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83           129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84           131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85           133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86           135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87           138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88           140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89           142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90           144,702         7,959         147,005       144,702     106,000       144,702      147,005
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. See THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                                                                                       RIDER
                              WITHDRAWALS                   WITHDRAWAL    ROLL-UP      DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE --   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR    END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
-----------------------------------------------------------------------------------------------
    63          $100,000        $   --         $98,000       $100,000    $105,000    $100,000
    64            98,000            --          96,040        100,000     110,000     100,000
    65            96,040            --          94,119        100,000     115,000     100,000
    66            94,119            --          92,237        100,000     120,000     100,000
    67            92,237            --          90,392        100,000     125,000     100,000
    68            90,392            --          88,584        100,000     130,000     100,000
    69            88,584            --          86,813        100,000     135,000     100,000
    70            86,813         8,400          76,676        100,000     140,000      91,600
    71            76,676         8,400          66,743        100,000     140,000      83,200
    72            66,743         8,400          57,008        100,000     140,000      74,800
    73            57,008         8,400          47,468        100,000     140,000      66,400
    74            47,468         8,400          38,088        100,000     140,000      58,000
    75            38,088         8,400          28,897        100,000     140,000      49,600
    76            28,897         8,400          19,889        100,000     140,000      41,200
    77            19,889         8,400          11,061        100,000     140,000      32,800
    78            11,061         8,400           2,410        100,000     140,000      24,400
    79             2,410         8,400              --        100,000     140,000      16,000
    80                --         8,400              --        100,000     140,000       7,600
    81                --         8,400              --        100,000     140,000          --
    82                --         8,400              --        100,000     140,000          --
    83                --         8,400              --        100,000     140,000          --
    84                --         8,400              --        100,000     140,000          --
    85                --         8,400              --        100,000     140,000          --
    86                --         8,400              --        100,000     140,000          --
    87                --         8,400              --        100,000     140,000          --
    88                --         8,400              --        100,000     140,000          --
    89                --         8,400              --        100,000     140,000          --
    90                --         8,400              --        100,000     140,000          --
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                                                                                      RIDER
                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP      DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2006 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. See THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE); AND
(III) IF YOUR CONTRACT RESTRICTS RESETS TO A FREQUENCY OF THREE YEARS, YOU WILL NOT BE ABLE TO AGAIN RESET YOUR BENEFIT FOR THREE YEARS. PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT AND ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,625        100,000      50,500
   74        37,625         5,500         31,343        100,000      45,000
   75        31,343         5,500         25,186        100,000      39,500
   76        25,186         5,500         19,152        100,000      34,000
   77        19,152         5,500         13,239        100,000      28,500
   78        13,239         5,500          7,444        100,000      23,000
   79         7,444         5,500          1,766        100,000      17,500
   80         1,766         5,500             --        100,000      12,000
   81            --         5,500             --        100,000       6,500
   82            --         5,500             --        100,000       1,000
   83            --         5,500             --        100,000          --
   84            --         5,500             --        100,000          --
   85            --         5,500             --        100,000          --
   86            --         5,500             --        100,000          --
   87            --         5,500             --        100,000          --
   88            --         5,500             --        100,000          --
   89            --         5,500             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      WITHDRAWALS                     WITHDRAWAL     RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -      BASE -        BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    BEGINNING OF YEAR END OF YEAR
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2006 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. See THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. See THE "PURCHASE PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. See THE "PURCHASE PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

DEATH PROVISIONS UNDER LIFETIME INCOME PLUS. This rider provides a death benefit equal to purchase payments, MINUS Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

RESTORATION OR RESET OF THE BENEFIT. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------
For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS AGE 86 OR OLDER ON THE CONTRACT ANNIVERSARY PRIOR TO THE RECEIPT OF THAT REQUEST. WE RESERVE THE RIGHT TO LIMIT THE NEXT AVAILABLE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE); AND
(III) YOU WILL NOT BE ABLE TO AGAIN RESET YOUR BENEFIT FOR THREE YEARS. PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal, PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.


You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE FIRST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

SPOUSAL CONTINUATION

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,945        100,000      50,000
   75        35,945         5,000         30,197        100,000      45,000
   76        30,197         5,000         24,563        100,000      40,000
   77        24,563         5,000         19,041        100,000      35,000
   78        19,041         5,000         13,631        100,000      30,000
   79        13,631         5,000          8,328        100,000      25,000
   80         8,328         5,000          3,131        100,000      20,000
   81         3,131         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       109,273      79,082
   69       112,551          5,628        115,927       109,273      73,454
   70       115,927          5,796        119,405       109,273      67,658
   71       119,405          5,970        122,987       119,405      61,688
   72       122,987          6,149        126,677       119,405      55,538
   73       126,677          6,334        130,477       119,405      49,204
   74       130,477          6,524        134,392       130,477      42,681
   75       134,392          6,720        138,423       130,477      35,961
   76       138,423          6,921        142,576       130,477      29,040
   77       142,576          7,129        146,853       142,576      21,911
   78       146,853          7,343        151,259       142,576      14,568
   79       151,259          7,563        155,797       142,576       7,005
   80       155,797          7,790        160,471       155,797          --
   81       160,471          8,024        165,285       155,797          --
   82       165,285          8,264        170,243       155,797          --
   83       170,243          8,512        175,351       170,243          --
   84       175,351          8,768        180,611       170,243          --
   85       180,611          9,031        186,029       170,243          --
   86       186,029          9,301        191,610       186,029          --
   87       191,610          9,581        197,359       186,029          --
   88       197,359          9,868        203,279       186,029          --
   89       203,279         10,164        209,378       203,279          --
   --------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. See THE "SUBSEQUENT PURCHASE PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

PROTECTED AMOUNT. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

SUBSEQUENT PURCHASE PAYMENTS. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST PROTECTED AMOUNTS AND REMAINING AMOUNTS FOR ANY ADDITIONAL PURCHASE PAYMENTS. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

RESET. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, PLUS all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

REDUCTION IN CONTRACT VALUE. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATER OF THE REMAINING AMOUNT OR CONTRACT VALUE IN A LUMP SUM.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL YOU HAVE RECEIVED THE GREATER OF THE REMAINING AMOUNT OR CONTRACT VALUE AS DETERMINED ON THE VALUATION DAY THE SUPPLEMENTAL CONTRACT WAS ISSUED. WE WILL MAKE PAYMENTS MONTHLY UNLESS AGREED OTHERWISE. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT RECEIVED WILL BE AT LEAST $100.

CONSIDERATIONS. While the rider is designed to provide the guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

SPOUSAL CONTINUATION

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                      WITHDRAWALS
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -    PROTECTED    REMAINING
    BEGINNING OF YEAR END OF YEAR   END OF YEAR        AMOUNT       AMOUNT
    ------------------------------------------------------------------------
        $100,000        $7,000        $91,000      $       100,000 $ 93,000
          91,000         7,000         82,180                        86,000
          82,180         7,000         73,536                        79,000
          73,536         7,000         65,066                        72,000
          65,066         7,000         56,764                        65,000
          56,764         7,000         48,629                        58,000
          48,629         7,000         40,656                        51,000
          40,656         7,000         32,813                        44,000
          32,813         7,000         25,127                        37,000
          25,127         7,000         17,595                        30,000
          17,595         7,000         10,213                        23,000
          10,213         7,000          2,978                        16,000
           2,978         7,000             --                         9,000
              --         7,000             --                         2,000
              --         2,000             --                            --
                                                    Total Received $100,000
    ------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                      WITHDRAWALS
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -    PROTECTED    REMAINING
    BEGINNING OF YEAR END OF YEAR   END OF YEAR        AMOUNT       AMOUNT
    ------------------------------------------------------------------------
        $100,000             --       $98,000      $       100,000 $100,000
          98,000             --        96,040                       100,000
          96,040             --        94,119                       100,000
          94,119             --        92,237                       100,000
          92,237             --        90,392                       100,000
          90,392        $10,000        78,584                        90,000
          78,584         10,000        67,013                        80,000
          67,013         10,000        55,672                        70,000
          55,672         10,000        44,559                        60,000
          44,559         10,000        33,638                        50,000
          33,638         10,000        22,935                        40,000
          22,935         10,000        12,446                        30,000
          12,446         10,000         2,167                        20,000
           2,167         10,000            --                        10,000
              --         10,000            --                            --
                                                    Total Received $100,000
    ------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS
REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plan and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION FOR THE APPLICABLE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

ANNUITY CROSS FUNDING PROGRAM

THE ANNUITY CROSS FUNDING PROGRAM IS NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER AUGUST 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

WHAT IS THE ANNUITY CROSS FUNDING PROGRAM? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

HOW DOES THE ANNUITY CROSS FUNDING PROGRAM WORK? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IS OFFERED BY A SEPARATE PROSPECTUS. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

ANNUITY CROSS FUNDING PROGRAM -- TAX TREATMENT OF THE ANNUITY CONTRACTS. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. CHANGING THE ANNUITY COMMENCEMENT DATE FOR THIS FUNDING ANNUITY AND THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY ONCE A CROSS FUNDING PROGRAM HAS BEGUN MAY HAVE ADVERSE TAX CONSEQUENCES, AND YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING ANY SUCH CHANGE. IN ADDITION, CHANGING THE ANNUITY COMMENCEMENT DATE ON THIS FUNDING ANNUITY MAY CAUSE YOU TO LOSE YOUR RIGHTS TO GUARANTEED MINIMUM INCOME PAYMENTS UNDER THE TERMS OF THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT.

BOTH CONTRACTS MUST HAVE THE SAME OWNER, JOINT OWNER IF ANY, ANNUITANT, AND JOINT ANNUITANT, IF ANY. THE BENEFICIARIES NEED NOT BE THE SAME. CHANGING ANY OWNER, ANY ANNUITANT, OR BENEFICIARY MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING SUCH A CHANGE.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable

Deferred Annuity we offer may also provide a return privilege. YOU MAY CHOOSE TO RETURN EITHER THIS FUNDING ANNUITY, THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY, OR BOTH CONTRACTS IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE. RETURNING EITHER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE WITHOUT ALSO RETURNING THE OTHER CONTACT MAY RESULT IN ADVERSE TAX CONSEQUENCES AND YOU SHOULD CONSULT A TAX ADVISER BEFORE RETURNING ONLY ONE CONTRACT.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. YOU SHOULD BE AWARE THAT THE TAX TREATMENT OF PARTIAL WITHDRAWALS OR SURRENDERS FROM EITHER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT WILL BE AFFECTED BY PARTIAL WITHDRAWALS OR SURRENDERS AS WELL AS GAINS OR LOSSES WITH RESPECT TO THE OTHER CONTRACT. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING PARTIAL WITHDRAWALS OR SURRENDERS FROM THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY WHILE PARTICIPATING IN AN ANNUITY CROSS FUNDING PROGRAM.

DEATH BENEFITS WILL BE CALCULATED AND PAID SEPARATELY IN ACCORDANCE WITH THE PROVISIONS OF THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY AS THE CASE MAY BE, AND AS DISCLOSED IN THE PROSPECTUS FOR THE RESPECTIVE CONTRACT.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING ANNUITY PAYMENTS TO START UNDER THIS FUNDING ANNUITY AND/OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT AND BEFORE COMMUTING ANY INCOME PAYMENTS BEFORE THE PAYMENT DATE FOR SUCH PAYMENT.

THIS DISCUSSION OF THE ANNUITY CROSS FUNDING PROGRAM DOES NOT ATTEMPT TO ADDRESS THE TAX AND OTHER TREATMENT OF EVERY TRANSACTION THAT COULD BE EFFECTED UNDER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM. YOU SHOULD CONSULT A TAX ADVISER BEFORE YOU PURCHASE THIS CONTRACT AND/OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM.

DEATH OF OWNER AND/OR ANNUITANT

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, PLUS purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

THE EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER OPTION

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option PLUS the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; PLUS

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT ASSIGNED OR SOLD

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a decreased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.


SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

INCOME PAYMENTS AND THE ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving

   Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least
1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED INCOME ADVANTAGE

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

INITIAL INCOME PAYMENT.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

SUBSEQUENT INCOME PAYMENTS.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor MINUS 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME START DATE AND ANNUITY COMMENCEMENT DATE For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS ON OR AFTER INCOME START DATE AND BEFORE ANNUITY COMMENCEMENT DATE If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

          The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          VALUE OF              VALUE OF  GUARANTEED
       VALUE OF              VALUE OF       GIS                   GIS      MINIMUM
     SUBACCOUNTS  SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED SUBACCOUNT   ANNUAL
     AT BEGINNING TRANSFERS   AT END    AT BEGINNING TRANSFERS   AT END    PAYMENT
YEAR   OF YEAR      MADE      OF YEAR     OF YEAR      MADE     OF YEAR    ACCRUED
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600    $  9,858    $  970
  2     90,942      9,600      85,631        9,858     9,600      20,209     1,940
  3     85,631      9,600      80,054       20,209     9,600      31,078     2,910
  4     80,054      9,600      74,199       31,078     9,600      42,489     3,880
  5     74,199      9,600      68,051       42,489     9,600      54,472     4,850
  6     68,051      9,600      61,596       54,472     9,600      67,054     5,820
  7     61,596      9,600      54,817       67,054     9,600      80,264     6,790
  8     54,817      9,600      47,700       80,264     9,600      94,136     7,760
  9     47,700      9,600      40,227       94,136     9,600     108,701     8,730
 10     40,227      9,600      32,380      108,701     9,600     123,994     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    ADJUSTMENT
     CALCULATED GUARANTEED PAYMENT   ACCOUNT
YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
----------------------------------------------
 11   $ 9,502     $9,700   $ 9,700     $199
 12     9,639      9,700     9,700      260
 13     9,779      9,700     9,779      181
 14     9,921      9,700     9,921        0
 15    10,065      9,700    10,065        0
 16    10,210      9,700    10,210        0
 17    10,358      9,700    10,358        0
 18    10,509      9,700    10,509        0
 19    10,661      9,700    10,661        0
 20    10,815      9,700    10,815        0
----------------------------------------------

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF APRIL 29, 2005, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLE ALSO APPLIES:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          VALUE OF              VALUE OF  GUARANTEED
       VALUE OF              VALUE OF       GIS                   GIS      MINIMUM
     SUBACCOUNTS  SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED SUBACCOUNT   ANNUAL
     AT BEGINNING TRANSFERS   AT END    AT BEGINNING TRANSFERS   AT END    PAYMENT
YEAR   OF YEAR      MADE      OF YEAR     OF YEAR      MADE     OF YEAR    ACCRUED
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,800    $9,700
  2          0           0       0         100,800          0    105,840     9,700
  3          0           0       0         105,840          0    111,132     9,700
  4          0           0       0         111,132          0    116,689     9,700
  5          0           0       0         116,689          0    122,523     9,700
  6          0           0       0         122,523          0    128,649     9,700
  7          0           0       0         128,649          0    135,082     9,700
  8          0           0       0         135,082          0    141,836     9,700
  9          0           0       0         141,836          0    148,928     9,700
 10          0           0       0         148,928          0    156,374     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    ADJUSTMENT
     CALCULATED GUARANTEED PAYMENT   ACCOUNT
YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
----------------------------------------------
 11   $11,983     $9,700   $11,983      $0
 12    12,157      9,700    12,157       0
 13    12,333      9,700    12,333       0
 14    12,512      9,700    12,512       0
 15    12,693      9,700    12,693       0
 16    12,877      9,700    12,877       0
 17    13,063      9,700    13,063       0
 18    13,253      9,700    13,253       0
 19    13,445      9,700    13,445       0
 20    13,640      9,700    13,640       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.


Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.


Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

PAYMENT PROTECTION RIDER OPTIONS

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, MINUS a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

If you have elected this rider, you may not allocate assets to the Guarantee Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

    .  reset the benefit base to your Contract Value;

    . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

    .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

MONTHLY INCOME.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS ARE CALCULATED

GUARANTEED PAYMENT FLOOR.   The guaranteed payment floor is the guaranteed
amount of each monthly income. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, MINUS an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, MINUS 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, PLUS 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.

COMMUTATION PROVISION

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) MINUS (ii) MINUS (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) MINUS (ii) MINUS (iii) PLUS (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

GENERAL PROVISIONS

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,517  $543      $583     $583     $  483    $100,000
           2     6,266   522       583      583      1,217      93,000
           3     6,025   502       583      583      2,191      86,000
           4     5,794   483       583      583      3,398      79,000
           5     5,571   464       583      583      4,827      72,000
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base MINUS the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                 INCOME BASE, LESS
                                                    COMMUTATION
                                                   CHARGE, LESS
          ANNUAL MONTHLY COMMUTATION ADJUSTMENT   MONTHLY INCOME   COMMUTATION
  ANNUITY INCOME INCOME    BASE -     ACCOUNT -    PAID - END OF     VALUE -
   YEAR   AMOUNT  PAID   END OF YEAR END OF YEAR       YEAR        END OF YEAR
  ----------------------------------------------------------------------------
     1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
     2     7,068  7,560    110,399      1,246          86,880         86,880
     3     7,340  7,560    111,304      1,466          79,320         79,320
     4     7,622  7,560    111,977      1,404          72,760         72,760
     5     7,915  7,560    112,386      1,049          66,200         66,200
     6     8,220  7,560    112,500        389          62,640         62,640
  ----------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

RESET OF BENEFIT BASE. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS ARE CALCULATED

INITIAL INCOME PAYMENT. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

SUBSEQUENT INCOME
PAYMENTS. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, MINUS 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN AN OWNER DIES BEFORE MONTHLY INCOME
STARTS. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may not be terminated.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLE

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,373  $531      $417     $531       $0      $100,000
           2     6,188   516       417      516        0        93,627
           3     6,008   501       417      501        0        87,439
           4     5,833   486       417      486        0        81,431
           5     5,663   472       417      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base MINUS the sum of all monthly income paid.

TAX TREATMENT OF PRINCIPAL PROTECTION ADVANTAGE

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.


Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.


Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection

Advantage" provisions in the "Guaranteed Income Advantage" and "Principal Protection Advantage" sections of the prospectus, respectively.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF CROSS FUNDED ANNUITY CONTRACTS. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX.   Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035
EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.


If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.


Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstance treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a
Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.


You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.


By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2011, 2010 and 2009, $49.5 million, $59.7 million and $64.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2011, 2010 and 2009, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (Foundation) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract PLUS any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

THE PURPOSE OF THIS EXAMPLE IS TO SHOW HOW THE BASIC DEATH BENEFIT WORKS BASED ON PURELY HYPOTHETICAL VALUES AND IS NOT INTENDED TO DEPICT INVESTMENT PERFORMANCE OF THE CONTRACT.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

ANNUITANT'S END OF CONTRACT     BASIC
    AGE      YEAR   VALUE   DEATH BENEFIT
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        PURCHASE CONTRACT     BASIC
 DATE   PAYMENT   VALUE   DEATH BENEFIT
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

END OF ANNUITANT'S CONTRACT     DEATH
 YEAR      AGE      VALUE   BENEFIT AMOUNT
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    PARTIAL
END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
 YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
  10       80         5,000     50,000    100,000
  11       81         5,000     45,000    100,000
  12       82         5,000     40,000    100,000
  13       83         5,000     35,000    100,000
  14       84         5,000     30,000    100,000
  15       85         5,000     25,000    100,000
  16       86         5,000     20,000    100,000
  17       87         5,000     15,000     95,000
  18       88         5,000     10,000     90,000
  19       89         5,000      5,000     85,000
  20       90         5,000          0          0

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro- rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% ROLLUP    5% ROLLUP
                                       DEATH BENEFIT    DEATH
                                          OPTION       BENEFIT
                                        BEFORE ANY   OPTION AFTER
          PURCHASE  PARTIAL   CONTRACT    PARTIAL    THE PARTIAL
  DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 PURCHASE CONTRACT           DEATH   EARNINGS PROTECTOR
         DATE    PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
        ---------------------------------------------------------------
        8/01/09  $100,000 $100,000 $      0 $100,000      $     0
        8/01/24            300,000  200,000  300,000       70,000
        ---------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                      GUARANTEED INCOME ADVANTAGE ELECTED

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.39            $ 8.49          --       2011
                                                                            8.29              9.39          --       2010
                                                                            6.97              8.29          --       2009
                                                                           12.35              6.97          --       2008
                                                                           11.24             12.35          --       2007
                                                                           10.77             11.24          --       2006
                                                                           10.08             10.77          --       2005
                                                                           10.00             10.08          --       2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $11.89            $10.88          --       2011
                                                                           10.33             11.89          --       2010
                                                                            8.03             10.33          --       2009
                                                                           14.79              8.03          --       2008
                                                                           16.00             14.79          --       2007
                                                                           11.46             16.00          --       2006
                                                                           10.00             11.46          --       2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.52          --       2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.22            $ 8.77          --       2011
                                                                            8.52              9.22          --       2010
                                                                            6.97              8.52          --       2009
                                                                           10.18              6.97          --       2008
                                                                           10.00             10.18          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.70            $10.10          --       2011
                                                                            8.76              9.70          --       2010
                                                                            7.42              8.76          --       2009
                                                                           12.74              7.42          --       2008
                                                                           12.38             12.74          --       2007
                                                                           10.78             12.38          --       2006
                                                                           10.50             10.78          --       2005
                                                                           10.00             10.50          --       2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.87            $10.27          --       2011
                                                                           10.09             10.87          --       2010
                                                                            7.49             10.09          --       2009
                                                                           12.69              7.49          --       2008
                                                                           11.38             12.69          --       2007
                                                                           11.67             11.38          --       2006
                                                                           10.35             11.67          --       2005
                                                                           10.00             10.35          --       2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                     $11.47            $12.59          --       2011
                                                                11.12             11.47          --       2010
                                                                10.28             11.12          --       2009
                                                                10.65             10.28          --       2008
                                                                 9.91             10.65          --       2007
                                                                 9.93              9.91          --       2006
                                                                10.00              9.93          --       2005
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                           $10.33            $10.46          --       2011
                                                                 9.22             10.33          --       2010
                                                                 7.96              9.22          --       2009
                                                                12.39              7.96          --       2008
                                                                12.64             12.39          --       2007
                                                                11.00             12.64          --       2006
                                                                10.71             11.00          --       2005
                                                                10.00             10.71          --       2004
--------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                             $13.28            $11.46          --       2011
                                                                11.94             13.28          --       2010
                                                                 9.10             11.94          --       2009
                                                                16.80              9.10          --       2008
                                                                14.50             16.80          --       2007
                                                                11.81             14.50          --       2006
                                                                10.63             11.81          --       2005
                                                                10.00             10.63          --       2004
--------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                  $10.19            $10.11          --       2011
                                                                 8.94             10.19          --       2010
                                                                 6.77              8.94          --       2009
                                                                11.80              6.77          --       2008
                                                                 9.93             11.80          --       2007
                                                                10.46              9.93          --       2006
                                                                10.43             10.46          --       2005
                                                                10.00             10.43          --       2004
--------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                     $11.42            $11.33          --       2011
                                                                10.26             11.42          --       2010
                                                                 8.72             10.26          --       2009
                                                                12.14              8.72          --       2008
                                                                13.04             12.14          --       2007
                                                                11.19             13.04          --       2006
                                                                10.86             11.19          --       2005
                                                                10.00             10.86          --       2004
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                     $10.00            $ 8.78          --       2011
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $15.30            $14.07          --       2011
                                                                12.71             15.30          --       2010
                                                                10.02             12.71          --       2009
                                                                15.39             10.02          --       2008
                                                                15.27             15.39          --       2007
                                                                12.49             15.27          --       2006
                                                                11.59             12.49          --       2005
                                                                10.00             11.59          --       2004
--------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                    $10.00            $ 9.12          --       2011
--------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $11.87            $11.69          --       2011
                                                                                   9.51             11.87          --       2010
                                                                                   7.15              9.51          --       2009
                                                                                  12.23              7.15          --       2008
                                                                                  12.28             12.23          --       2007
                                                                                  11.61             12.28          --       2006
                                                                                  10.84             11.61          --       2005
                                                                                  10.00             10.84          --       2004
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.22            $10.03          --       2011
                                                                                  10.41             10.22          --       2010
                                                                                  10.59             10.41          --       2009
                                                                                  10.52             10.59          --       2008
                                                                                  10.23             10.52          --       2007
                                                                                   9.96             10.23          --       2006
                                                                                   9.89              9.96          --       2005
                                                                                  10.00              9.89          --       2004
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $11.04            $10.93          --       2011
                                                                                   9.79             11.04          --       2010
                                                                                   7.46              9.79          --       2009
                                                                                  11.59              7.46          --       2008
                                                                                  10.96             11.59          --       2007
                                                                                  10.22             10.96          --       2006
                                                                                  10.05             10.22          --       2005
                                                                                  10.00             10.05          --       2004
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.50            $11.58          --       2011
                                                                                  10.74             11.50          --       2010
                                                                                   7.58             10.74          --       2009
                                                                                  10.60              7.58          --       2008
                                                                                  10.63             10.60          --       2007
                                                                                  10.27             10.63          --       2006
                                                                                  10.07             10.27          --       2005
                                                                                  10.00             10.07          --       2004
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $13.56            $12.94          --       2011
                                                                                  11.82             13.56          --       2010
                                                                                   8.89             11.82          --       2009
                                                                                  15.80              8.89          --       2008
                                                                                  13.72             15.80          --       2007
                                                                                  12.55             13.72          --       2006
                                                                                  10.96             12.55          --       2005
                                                                                  10.00             10.96          --       2004
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 $10.35            $10.22          --       2011
                                                                                   9.17             10.35          --       2010
                                                                                   7.19              9.17          --       2009
                                                                                  12.82              7.19          --       2008
                                                                                  12.90             12.82          --       2007
                                                                                  10.96             12.90          --       2006
                                                                                  10.57             10.96          --       2005
                                                                                  10.00             10.57          --       2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $17.22            $15.06          --       2011
                                                                                   13.64             17.22          --       2010
                                                                                    9.95             13.64          --       2009
                                                                                   16.78              9.95          --       2008
                                                                                   14.82             16.78          --       2007
                                                                                   13.44             14.82          --       2006
                                                                                   11.60             13.44          --       2005
                                                                                   10.00             11.60          --       2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.46            $12.52          --       2011
                                                                                   11.27             12.46          --       2010
                                                                                    8.47             11.27          --       2009
                                                                                   12.27              8.47          --       2008
                                                                                   12.05             12.27          --       2007
                                                                                   10.38             12.05          --       2006
                                                                                   10.00             10.38          --       2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $10.27            $ 9.93          --       2011
                                                                                    9.38             10.27          --       2010
                                                                                    7.37              9.38          --       2009
                                                                                   11.46              7.37          --       2008
                                                                                   10.99             11.46          --       2007
                                                                                   10.10             10.99          --       2006
                                                                                   10.18             10.10          --       2005
                                                                                   10.00             10.18          --       2004
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.62            $ 8.33          --       2011
                                                                                    7.97              8.62          --       2010
                                                                                    6.23              7.97          --       2009
                                                                                    9.90              6.23          --       2008
                                                                                   10.00              9.90          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $11.45            $11.13          --       2011
                                                                                   10.50             11.45          --       2010
                                                                                    8.48             10.50          --       2009
                                                                                   13.74              8.48          --       2008
                                                                                   13.53             13.74          --       2007
                                                                                   11.65             13.53          --       2006
                                                                                   10.73             11.65          --       2005
                                                                                   10.00             10.73          --       2004
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $13.46            $11.81          --       2011
                                                                                   12.65             13.46          --       2010
                                                                                    9.40             12.65          --       2009
                                                                                   16.07              9.40          --       2008
                                                                                   14.18             16.07          --       2007
                                                                                   11.90             14.18          --       2006
                                                                                   11.00             11.90          --       2005
                                                                                   10.00             11.00          --       2004
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.50            $ 7.76          --       2011
                                                                                    8.07              8.50          --       2010
                                                                                    6.27              8.07          --       2009
                                                                                   11.07              6.27          --       2008
                                                                                   11.03             11.07          --       2007
                                                                                   10.00             11.03          --       2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        $11.44            $10.91          --       2011
                                                                              10.63             11.44          --       2010
                                                                               8.97             10.63          --       2009
                                                                              12.92              8.97          --       2008
                                                                              11.79             12.92          --       2007
                                                                              10.56             11.79          --       2006
                                                                              10.37             10.56          --       2005
                                                                              10.00             10.37          --       2004
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        $10.21            $ 9.71          --       2011
                                                                               9.51             10.21          --       2010
                                                                               8.04              9.51          --       2009
                                                                              11.60              8.04          --       2008
                                                                              10.59             11.60          --       2007
                                                                              10.00             10.59          --       2006
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    $12.46            $13.15          --       2011
                                                                              11.63             12.46          --       2010
                                                                              10.80             11.63          --       2009
                                                                              10.86             10.80          --       2008
                                                                              10.41             10.86          --       2007
                                                                              10.00             10.41          --       2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.61            $ 9.59          --       2011
                                                                               8.56              9.61          --       2010
                                                                               6.89              8.56          --       2009
                                                                              11.19              6.89          --       2008
                                                                              10.85             11.19          --       2007
                                                                              10.00             10.85          --       2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.61            $12.70          --       2011
                                                                              13.89             14.61          --       2010
                                                                              10.00             13.89          --       2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.00            $10.00          --       2011
                                                                               8.78             10.00          --       2010
                                                                               6.66              8.78          --       2009
                                                                              11.16              6.66          --       2008
                                                                              10.20             11.16          --       2007
                                                                              10.00             10.20          --       2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             $ 9.71            $ 9.38          --       2011
                                                                               8.28              9.71          --       2010
                                                                               6.21              8.28          --       2009
                                                                              10.35              6.21          --       2008
                                                                              10.25             10.35          --       2007
                                                                              10.00             10.25          --       2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1               $10.96            $10.10          --       2011
                                                                               8.89             10.96          --       2010
                                                                               6.33              8.89          --       2009
                                                                              11.48              6.33          --       2008
                                                                               9.98             11.48          --       2007
                                                                              10.00              9.98          --       2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                $15.58            $15.62          --       2011
                                                                              12.85             15.58          --       2010
                                                                              10.00             12.85          --       2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $16.08            $15.03          --       2011
                                                                        12.89             16.08          --       2010
                                                                        10.00             12.89          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $11.14            $10.73          --       2011
                                                                         9.99             11.14          --       2010
                                                                         7.62              9.99          --       2009
                                                                        11.90              7.62          --       2008
                                                                        10.98             11.90          --       2007
                                                                        10.00             10.98          --       2006
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $11.22            $11.05          --       2011
                                                                        10.19             11.22          --       2010
                                                                         7.46             10.19          --       2009
                                                                        12.07              7.46          --       2008
                                                                        11.07             12.07          --       2007
                                                                        10.51             11.07          --       2006
                                                                        10.28             10.51          --       2005
                                                                        10.00             10.28          --       2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               $12.49            $12.82          --       2011
                                                                        11.59             12.49          --       2010
                                                                         9.53             11.59          --       2009
                                                                        11.07              9.53          --       2008
                                                                        10.91             11.07          --       2007
                                                                        10.45             10.91          --       2006
                                                                        10.47             10.45          --       2005
                                                                        10.00             10.47          --       2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $11.31            $11.28          --       2011
                                                                        10.51             11.31          --       2010
                                                                         9.10             10.51          --       2009
                                                                        11.94              9.10          --       2008
                                                                        11.70             11.94          --       2007
                                                                        10.68             11.70          --       2006
                                                                        10.60             10.68          --       2005
                                                                        10.00             10.60          --       2004
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $10.00            $ 9.68          --       2011
                                                                         9.33             10.00          --       2010
                                                                         6.59              9.33          --       2009
                                                                        12.37              6.59          --       2008
                                                                        11.07             12.37          --       2007
                                                                        10.47             11.07          --       2006
                                                                        10.17             10.47          --       2005
                                                                        10.00             10.17          --       2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    $10.63            $10.40          --       2011
                                                                         9.35             10.63          --       2010
                                                                         7.44              9.35          --       2009
                                                                        12.36              7.44          --       2008
                                                                        12.09             12.36          --       2007
                                                                        10.73             12.09          --       2006
                                                                        10.34             10.73          --       2005
                                                                        10.00             10.34          --       2004
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $12.78            $12.24          --       2011
                                                                                 10.58             12.78          --       2010
                                                                                  7.87             10.58          --       2009
                                                                                 12.94              7.87          --       2008
                                                                                 13.37             12.94          --       2007
                                                                                 11.88             13.37          --       2006
                                                                                 11.03             11.88          --       2005
                                                                                 10.00             11.03          --       2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.79            $13.99          --       2011
                                                                                 12.27             13.79          --       2010
                                                                                  8.92             12.27          --       2009
                                                                                 11.87              8.92          --       2008
                                                                                 11.69             11.87          --       2007
                                                                                 10.92             11.69          --       2006
                                                                                 10.68             10.92          --       2005
                                                                                 10.00             10.68          --       2004
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.04            $11.94          --       2011
                                                                                 11.65             12.04          --       2010
                                                                                 10.47             11.65          --       2009
                                                                                 10.71             10.47          --       2008
                                                                                 10.17             10.71          --       2007
                                                                                  9.96             10.17          --       2006
                                                                                 10.00              9.96          --       2005
-------------------------------------------------------------------------------------------------------------------------------

                      GUARANTEED INCOME ADVANTAGE ELECTED

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $10.00            $ 9.03          --       2011
                                                                            8.83             10.00          --       2010
                                                                            7.44              8.83          --       2009
                                                                           13.19              7.44          --       2008
                                                                           12.01             13.19          --       2007
                                                                           11.52             12.01          --       2006
                                                                           10.00             11.52          --       2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $11.82            $10.81          --       2011
                                                                           10.28             11.82          --       2010
                                                                            8.00             10.28          --       2009
                                                                           14.75              8.00          --       2008
                                                                           15.97             14.75          --       2007
                                                                           11.45             15.97          --       2006
                                                                           10.00             11.45          --       2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.52          --       2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.19            $ 8.74          --       2011
                                                                            8.50              9.19          --       2010
                                                                            6.96              8.50          --       2009
                                                                           10.18              6.96          --       2008
                                                                           10.00             10.18          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.50            $ 9.89          --       2011
                                                                            8.59              9.50          --       2010
                                                                            7.28              8.59          --       2009
                                                                           12.52              7.28          --       2008
                                                                           12.18             12.52          --       2007
                                                                           10.62             12.18          --       2006
                                                                           10.00             10.62          --       2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.41            $10.77          --       2011
                                                                           10.60             11.41          --       2010
                                                                            7.88             10.60          --       2009
                                                                           13.36              7.88          --       2008
                                                                           12.00             13.36          --       2007
                                                                           12.31             12.00          --       2006
                                                                           10.00             12.31          --       2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.41            $12.50          --       2011
                                                                           11.07             11.41          --       2010
                                                                           10.24             11.07          --       2009
                                                                           10.62             10.24          --       2008
                                                                            9.89             10.62          --       2007
                                                                            9.93              9.89          --       2006
                                                                           10.00              9.93          --       2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                             $10.01            $10.12          --       2011
                                                                                   8.95             10.01          --       2010
                                                                                   7.73              8.95          --       2009
                                                                                  12.05              7.73          --       2008
                                                                                  12.30             12.05          --       2007
                                                                                  10.71             12.30          --       2006
                                                                                  10.00             10.71          --       2005
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $12.90            $11.13          --       2011
                                                                                  11.62             12.90          --       2010
                                                                                   8.86             11.62          --       2009
                                                                                  16.37              8.86          --       2008
                                                                                  14.14             16.37          --       2007
                                                                                  11.54             14.14          --       2006
                                                                                  10.00             11.54          --       2005
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $10.59            $10.50          --       2011
                                                                                   9.31             10.59          --       2010
                                                                                   7.06              9.31          --       2009
                                                                                  12.30              7.06          --       2008
                                                                                  10.37             12.30          --       2007
                                                                                  10.93             10.37          --       2006
                                                                                  10.00             10.93          --       2005
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $10.90            $10.79          --       2011
                                                                                   9.80             10.90          --       2010
                                                                                   8.34              9.80          --       2009
                                                                                  11.61              8.34          --       2008
                                                                                  12.49             11.61          --       2007
                                                                                  10.73             12.49          --       2006
                                                                                  10.00             10.73          --       2005
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.77          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $14.02            $12.88          --       2011
                                                                                  11.66             14.02          --       2010
                                                                                   9.20             11.66          --       2009
                                                                                  14.14              9.20          --       2008
                                                                                  14.05             14.14          --       2007
                                                                                  11.50             14.05          --       2006
                                                                                  10.00             11.50          --       2005
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.11          --       2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $11.64            $11.46          --       2011
                                                                                   9.34             11.64          --       2010
                                                                                   7.03              9.34          --       2009
                                                                                  12.03              7.03          --       2008
                                                                                  12.09             12.03          --       2007
                                                                                  11.45             12.09          --       2006
                                                                                  10.00             11.45          --       2005
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.27            $10.07          --       2011
                                                                                  10.48             10.27          --       2010
                                                                                  10.67             10.48          --       2009
                                                                                  10.61             10.67          --       2008
                                                                                  10.33             10.61          --       2007
                                                                                  10.07             10.33          --       2006
                                                                                  10.00             10.07          --       2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $11.64            $11.51          --       2011
                                                                                10.34             11.64          --       2010
                                                                                 7.88             10.34          --       2009
                                                                                12.26              7.88          --       2008
                                                                                11.60             12.26          --       2007
                                                                                10.83             11.60          --       2006
                                                                                10.00             10.83          --       2005
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $11.30            $11.36          --       2011
                                                                                10.56             11.30          --       2010
                                                                                 7.46             10.56          --       2009
                                                                                10.44              7.46          --       2008
                                                                                10.48             10.44          --       2007
                                                                                10.13             10.48          --       2006
                                                                                10.00             10.13          --       2005
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $12.76            $12.16          --       2011
                                                                                11.13             12.76          --       2010
                                                                                 8.38             11.13          --       2009
                                                                                14.91              8.38          --       2008
                                                                                12.96             14.91          --       2007
                                                                                11.86             12.96          --       2006
                                                                                10.00             11.86          --       2005
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $10.23            $10.10          --       2011
                                                                                 9.08             10.23          --       2010
                                                                                 7.13              9.08          --       2009
                                                                                12.71              7.13          --       2008
                                                                                12.81             12.71          --       2007
                                                                                10.89             12.81          --       2006
                                                                                10.00             10.89          --       2005
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $15.40            $13.46          --       2011
                                                                                12.22             15.40          --       2010
                                                                                 8.92             12.22          --       2009
                                                                                15.06              8.92          --       2008
                                                                                13.32             15.06          --       2007
                                                                                12.08             13.32          --       2006
                                                                                10.00             12.08          --       2005
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $12.39            $12.44          --       2011
                                                                                11.22             12.39          --       2010
                                                                                 8.44             11.22          --       2009
                                                                                12.23              8.44          --       2008
                                                                                12.02             12.23          --       2007
                                                                                10.37             12.02          --       2006
                                                                                10.00             10.37          --       2005
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                  $10.51            $10.15          --       2011
                                                                                 9.61             10.51          --       2010
                                                                                 7.55              9.61          --       2009
                                                                                11.77              7.55          --       2008
                                                                                11.30             11.77          --       2007
                                                                                10.39             11.30          --       2006
                                                                                10.00             10.39          --       2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.59            $ 8.30            --     2011
                                                                                    7.95              8.59            --     2010
                                                                                    6.23              7.95            --     2009
                                                                                    9.90              6.23            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.77            $10.45            --     2011
                                                                                    9.88             10.77            --     2010
                                                                                    7.99              9.88            --     2009
                                                                                   12.97              7.99            --     2008
                                                                                   12.78             12.97            --     2007
                                                                                   11.01             12.78            --     2006
                                                                                   10.00             11.01            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $12.55            $11.00            --     2011
                                                                                   11.81             12.55            --     2010
                                                                                    8.79             11.81            --     2009
                                                                                   15.03              8.79            --     2008
                                                                                   13.28             15.03            --     2007
                                                                                   11.15             13.28            --     2006
                                                                                   10.00             11.15            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.46            $ 7.72            --     2011
                                                                                    8.04              8.46            --     2010
                                                                                    6.25              8.04            --     2009
                                                                                   11.06              6.25            --     2008
                                                                                   11.02             11.06            --     2007
                                                                                   10.00             11.02            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $11.43            $10.89         6,330     2011
                                                                                   10.63             11.43         6,342     2010
                                                                                    8.98             10.63         6,355     2009
                                                                                   12.95              8.98         6,368     2008
                                                                                   11.83             12.95         9,346     2007
                                                                                   10.60             11.83         9,367     2006
                                                                                   10.00             10.60         2,982     2005
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $10.16            $ 9.66            --     2011
                                                                                    9.48             10.16            --     2010
                                                                                    8.02              9.48            --     2009
                                                                                   11.58              8.02            --     2008
                                                                                   10.58             11.58            --     2007
                                                                                   10.00             10.58            --     2006
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $12.40            $13.07            --     2011
                                                                                   11.58             12.40            --     2010
                                                                                   10.77             11.58            --     2009
                                                                                   10.84             10.77            --     2008
                                                                                   10.40             10.84            --     2007
                                                                                   10.00             10.40            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 9.56            $ 9.54            --     2011
                                                                                    8.52              9.56            --     2010
                                                                                    6.88              8.52            --     2009
                                                                                   11.17              6.88            --     2008
                                                                                   10.84             11.17            --     2007
                                                                                   10.00             10.84            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1              $14.59            $12.67            --     2011
                                                                                   13.88             14.59            --     2010
                                                                                   10.00             13.88            --     2009
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.96            $ 9.94          --       2011
                                                                           8.75              9.96          --       2010
                                                                           6.64              8.75          --       2009
                                                                          11.14              6.64          --       2008
                                                                          10.19             11.14          --       2007
                                                                          10.00             10.19          --       2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.66            $ 9.33          --       2011
                                                                           8.24              9.66          --       2010
                                                                           6.20              8.24          --       2009
                                                                          10.33              6.20          --       2008
                                                                          10.24             10.33          --       2007
                                                                          10.00             10.24          --       2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.91            $10.04          --       2011
                                                                           8.86             10.91          --       2010
                                                                           6.32              8.86          --       2009
                                                                          11.46              6.32          --       2008
                                                                           9.97             11.46          --       2007
                                                                          10.00              9.97          --       2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $15.55            $15.58          --       2011
                                                                          12.85             15.55          --       2010
                                                                          10.00             12.85          --       2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $16.06            $14.99          --       2011
                                                                          12.88             16.06          --       2010
                                                                          10.00             12.88          --       2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.09            $10.67          --       2011
                                                                           9.96             11.09          --       2010
                                                                           7.60              9.96          --       2009
                                                                          11.88              7.60          --       2008
                                                                          10.97             11.88          --       2007
                                                                          10.00             10.97          --       2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $11.66            $11.48          --       2011
                                                                          10.60             11.66          --       2010
                                                                           7.78             10.60          --       2009
                                                                          12.58              7.78          --       2008
                                                                          11.56             12.58          --       2007
                                                                          10.99             11.56          --       2006
                                                                          10.00             10.99          --       2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $12.06            $12.36          --       2011
                                                                          11.21             12.06          --       2010
                                                                           9.23             11.21          --       2009
                                                                          10.72              9.23          --       2008
                                                                          10.58             10.72          --       2007
                                                                          10.14             10.58          --       2006
                                                                          10.00             10.14          --       2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $10.85            $10.81          --       2011
                                                                          10.09             10.85          --       2010
                                                                           8.75             10.09          --       2009
                                                                          11.48              8.75          --       2008
                                                                          11.27             11.48          --       2007
                                                                          10.30             11.27          --       2006
                                                                          10.00             10.30          --       2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $10.32            $ 9.98          --       2011
                                                                                  9.64             10.32          --       2010
                                                                                  6.82              9.64          --       2009
                                                                                 12.80              6.82          --       2008
                                                                                 11.47             12.80          --       2007
                                                                                 10.86             11.47          --       2006
                                                                                 10.00             10.86          --       2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.72            $10.48          --       2011
                                                                                  9.44             10.72          --       2010
                                                                                  7.52              9.44          --       2009
                                                                                 12.50              7.52          --       2008
                                                                                 12.24             12.50          --       2007
                                                                                 10.88             12.24          --       2006
                                                                                 10.00             10.88          --       2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $12.63            $12.09          --       2011
                                                                                 10.47             12.63          --       2010
                                                                                  7.80             10.47          --       2009
                                                                                 12.83              7.80          --       2008
                                                                                 13.27             12.83          --       2007
                                                                                 11.81             13.27          --       2006
                                                                                 10.00             11.81          --       2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.18            $13.35          --       2011
                                                                                 11.74             13.18          --       2010
                                                                                  8.54             11.74          --       2009
                                                                                 11.38              8.54          --       2008
                                                                                 11.22             11.38          --       2007
                                                                                 10.49             11.22          --       2006
                                                                                 10.00             10.49          --       2005
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.97            $11.86          --       2011
                                                                                 11.59             11.97          --       2010
                                                                                 10.43             11.59          --       2009
                                                                                 10.68             10.43          --       2008
                                                                                 10.15             10.68          --       2007
                                                                                  9.96             10.15          --       2006
                                                                                 10.00              9.96          --       2005
-------------------------------------------------------------------------------------------------------------------------------

                    GUARANTEED WITHDRAWAL ADVANTAGE ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.97            $ 9.00            --     2011
                                                                            8.80              9.97            --     2010
                                                                            7.42              8.80            --     2009
                                                                           13.15              7.42            --     2008
                                                                           11.98             13.15            --     2007
                                                                           11.49             11.98            --     2006
                                                                           10.77             11.49            --     2005
                                                                           10.00             10.77            --     2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $11.82            $10.81           538     2011
                                                                           10.28             11.82           584     2010
                                                                            8.00             10.28         1,339     2009
                                                                           14.75              8.00         1,494     2008
                                                                           15.97             14.75           567     2007
                                                                           11.45             15.97            --     2006
                                                                           10.00             11.45            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.52            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.19            $ 8.74            --     2011
                                                                            8.50              9.19            --     2010
                                                                            6.96              8.50            --     2009
                                                                           10.18              6.96            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.92            $10.32            --     2011
                                                                            8.97              9.92            --     2010
                                                                            7.60              8.97         3,775     2009
                                                                           13.07              7.60         3,969     2008
                                                                           12.71             13.07            --     2007
                                                                           11.08             12.71            --     2006
                                                                           10.81             11.08            --     2005
                                                                           10.00             10.81            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.39            $10.75            --     2011
                                                                           10.57             11.39            --     2010
                                                                            7.86             10.57            --     2009
                                                                           13.33              7.86            --     2008
                                                                           11.97             13.33            --     2007
                                                                           12.28             11.97            --     2006
                                                                           10.91             12.28            --     2005
                                                                           10.00             10.91            --     2004
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.41            $12.50         2,312     2011
                                                                           11.07             11.41         2,975     2010
                                                                           10.24             11.07         4,915     2009
                                                                           10.62             10.24         4,482     2008
                                                                            9.89             10.62            --     2007
                                                                            9.93              9.89         2,867     2006
                                                                           10.00              9.93            --     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                             $10.01            $10.12            --     2011
                                                                                   8.95             10.01            --     2010
                                                                                   7.73              8.95            --     2009
                                                                                  12.05              7.73            --     2008
                                                                                  12.30             12.05            --     2007
                                                                                  10.71             12.30            --     2006
                                                                                  10.00             10.71            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $12.90            $11.13         2,105     2011
                                                                                  11.62             12.90         2,113     2010
                                                                                   8.86             11.62         5,317     2009
                                                                                  16.37              8.86         6,024     2008
                                                                                  14.14             16.37         6,213     2007
                                                                                  11.54             14.14         4,441     2006
                                                                                  10.00             11.54            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $10.59            $10.50            --     2011
                                                                                   9.31             10.59            --     2010
                                                                                   7.06              9.31            --     2009
                                                                                  12.30              7.06            --     2008
                                                                                  10.37             12.30            --     2007
                                                                                  10.93             10.37            --     2006
                                                                                  10.00             10.93            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $10.90            $10.79            --     2011
                                                                                   9.80             10.90            --     2010
                                                                                   8.34              9.80            --     2009
                                                                                  11.61              8.34            --     2008
                                                                                  12.49             11.61            --     2007
                                                                                  10.73             12.49           764     2006
                                                                                  10.00             10.73            --     2005
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.77            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $14.02            $12.88            --     2011
                                                                                  11.66             14.02            --     2010
                                                                                   9.20             11.66            --     2009
                                                                                  14.14              9.20            --     2008
                                                                                  14.05             14.14            --     2007
                                                                                  11.50             14.05            --     2006
                                                                                  10.00             11.50            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.11            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $11.64            $11.46            --     2011
                                                                                   9.34             11.64            --     2010
                                                                                   7.03              9.34            --     2009
                                                                                  12.03              7.03            --     2008
                                                                                  12.09             12.03            --     2007
                                                                                  11.45             12.09            --     2006
                                                                                  10.00             11.45            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.27            $10.07            --     2011
                                                                                  10.48             10.27            --     2010
                                                                                  10.67             10.48            --     2009
                                                                                  10.61             10.67            --     2008
                                                                                  10.33             10.61            --     2007
                                                                                  10.07             10.33        15,105     2006
                                                                                  10.00             10.07            --     2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $11.64            $11.51             --    2011
                                                                                10.34             11.64             --    2010
                                                                                 7.88             10.34             --    2009
                                                                                12.26              7.88             --    2008
                                                                                11.60             12.26             --    2007
                                                                                10.83             11.60             --    2006
                                                                                10.00             10.83             --    2005
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $11.42            $11.48             --    2011
                                                                                10.67             11.42             --    2010
                                                                                 7.54             10.67          1,281    2009
                                                                                10.56              7.54          1,547    2008
                                                                                10.59             10.56          3,165    2007
                                                                                10.24             10.59             --    2006
                                                                                10.06             10.24             --    2005
                                                                                10.00             10.06             --    2004
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $13.67            $13.03          1,344    2011
                                                                                11.93             13.67          1,490    2010
                                                                                 8.98             11.93          2,850    2009
                                                                                15.98              8.98          3,333    2008
                                                                                13.89             15.98          2,607    2007
                                                                                12.72             13.89          1,370    2006
                                                                                11.12             12.72             --    2005
                                                                                10.00             11.12             --    2004
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $10.66            $10.53          1,666    2011
                                                                                 9.46             10.66          1,916    2010
                                                                                 7.43              9.46          2,863    2009
                                                                                13.25              7.43          3,235    2008
                                                                                13.35             13.25          2,506    2007
                                                                                11.35             13.35             --    2006
                                                                                10.97             11.35             --    2005
                                                                                10.00             10.97             --    2004
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $17.99            $15.73             --    2011
                                                                                14.27             17.99             --    2010
                                                                                10.42             14.27             --    2009
                                                                                17.59             10.42             --    2008
                                                                                15.55             17.59             --    2007
                                                                                14.11             15.55             --    2006
                                                                                12.20             14.11             --    2005
                                                                                10.00             12.20             --    2004
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $12.39            $12.44         65,228    2011
                                                                                11.22             12.39         89,228    2010
                                                                                 8.44             11.22         93,143    2009
                                                                                12.23              8.44         99,134    2008
                                                                                12.02             12.23        122,598    2007
                                                                                10.37             12.02        169,966    2006
                                                                                10.00             10.37         94,359    2005
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                  $10.51            $10.15             --    2011
                                                                                 9.61             10.51             --    2010
                                                                                 7.55              9.61             --    2009
                                                                                11.77              7.55             --    2008
                                                                                11.30             11.77             --    2007
                                                                                10.39             11.30          3,787    2006
                                                                                10.00             10.39             --    2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.59            $ 8.30            --     2011
                                                                                    7.95              8.59            --     2010
                                                                                    6.23              7.95            --     2009
                                                                                    9.90              6.23            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.77            $10.45         1,677     2011
                                                                                    9.88             10.77         1,884     2010
                                                                                    7.99              9.88            --     2009
                                                                                   12.97              7.99            --     2008
                                                                                   12.78             12.97         3,217     2007
                                                                                   11.01             12.78         1,498     2006
                                                                                   10.00             11.01            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $12.55            $11.00         2,130     2011
                                                                                   11.81             12.55         2,180     2010
                                                                                    8.79             11.81         5,260     2009
                                                                                   15.03              8.79         6,038     2008
                                                                                   13.28             15.03         7,901     2007
                                                                                   11.15             13.28         5,074     2006
                                                                                   10.00             11.15            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.46            $ 7.72         2,273     2011
                                                                                    8.04              8.46         2,407     2010
                                                                                    6.25              8.04         5,107     2009
                                                                                   11.06              6.25         5,651     2008
                                                                                   11.02             11.06            --     2007
                                                                                   10.00             11.02            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $11.67            $11.12        39,010     2011
                                                                                   10.86             11.67        38,891     2010
                                                                                    9.17             10.86        40,900     2009
                                                                                   13.22              9.17        39,372     2008
                                                                                   12.07             13.22        49,213     2007
                                                                                   10.83             12.07        55,726     2006
                                                                                   10.65             10.83        24,381     2005
                                                                                   10.00             10.65            --     2004
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $10.16            $ 9.66        13,041     2011
                                                                                    9.48             10.16        13,226     2010
                                                                                    8.02              9.48        13,102     2009
                                                                                   11.58              8.02        12,471     2008
                                                                                   10.58             11.58        13,744     2007
                                                                                   10.00             10.58        14,315     2006
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $12.40            $13.07         8,880     2011
                                                                                   11.58             12.40        10,974     2010
                                                                                   10.77             11.58         6,243     2009
                                                                                   10.84             10.77         3,629     2008
                                                                                   10.40             10.84         5,419     2007
                                                                                   10.00             10.40         6,826     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 9.56            $ 9.54         7,337     2011
                                                                                    8.52              9.56         8,513     2010
                                                                                    6.88              8.52         3,186     2009
                                                                                   11.17              6.88         3,467     2008
                                                                                   10.84             11.17         2,227     2007
                                                                                   10.00             10.84            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.59            $12.67            --     2011
                                                                              13.88             14.59            --     2010
                                                                              10.00             13.88            --     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $ 9.96            $ 9.94         1,756     2011
                                                                               8.75              9.96         2,037     2010
                                                                               6.64              8.75         3,880     2009
                                                                              11.14              6.64         4,490     2008
                                                                              10.19             11.14         3,715     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             $ 9.66            $ 9.33         1,875     2011
                                                                               8.24              9.66         2,102     2010
                                                                               6.20              8.24         1,646     2009
                                                                              10.33              6.20         1,945     2008
                                                                              10.24             10.33         3,210     2007
                                                                              10.00             10.24            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1               $10.91            $10.04         1,736     2011
                                                                               8.86             10.91         1,856     2010
                                                                               6.32              8.86         1,533     2009
                                                                              11.46              6.32         1,914     2008
                                                                               9.97             11.46            --     2007
                                                                              10.00              9.97            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                $15.55            $15.58            --     2011
                                                                              12.85             15.55            --     2010
                                                                              10.00             12.85            --     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1               $16.06            $14.99            --     2011
                                                                              12.88             16.06            --     2010
                                                                              10.00             12.88            --     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  $11.09            $10.67         6,552     2011
                                                                               9.96             11.09         7,353     2010
                                                                               7.60              9.96         3,408     2009
                                                                              11.88              7.60         3,931     2008
                                                                              10.97             11.88         2,788     2007
                                                                              10.00             10.97            --     2006
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               $11.76            $11.58            --     2011
                                                                              10.70             11.76            --     2010
                                                                               7.84             10.70            --     2009
                                                                              12.69              7.84            --     2008
                                                                              11.66             12.69            --     2007
                                                                              11.08             11.66            --     2006
                                                                              10.84             11.08            --     2005
                                                                              10.00             10.84            --     2004
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     $12.06            $12.36            --     2011
                                                                              11.21             12.06            --     2010
                                                                               9.23             11.21         1,212     2009
                                                                              10.72              9.23         1,267     2008
                                                                              10.58             10.72            --     2007
                                                                              10.14             10.58            --     2006
                                                                              10.00             10.14            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.85            $10.81        38,546     2011
                                                                                 10.09             10.85        38,871     2010
                                                                                  8.75             10.09        45,724     2009
                                                                                 11.48              8.75        43,327     2008
                                                                                 11.27             11.48        46,297     2007
                                                                                 10.30             11.27        46,480     2006
                                                                                 10.00             10.30        31,942     2005
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $10.43            $10.08            --     2011
                                                                                  9.74             10.43            --     2010
                                                                                  6.89              9.74            --     2009
                                                                                 12.94              6.89            --     2008
                                                                                 11.59             12.94            --     2007
                                                                                 10.98             11.59         2,043     2006
                                                                                 10.68             10.98            --     2005
                                                                                 10.00             10.68            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $11.03            $10.78            --     2011
                                                                                  9.71             11.03            --     2010
                                                                                  7.74              9.71            --     2009
                                                                                 12.86              7.74            --     2008
                                                                                 12.59             12.86            --     2007
                                                                                 11.19             12.59         3,408     2006
                                                                                 10.79             11.19            --     2005
                                                                                 10.00             10.79            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $13.55            $12.97         2,689     2011
                                                                                 11.23             13.55         2,992     2010
                                                                                  8.37             11.23         1,211     2009
                                                                                 13.76              8.37         1,457     2008
                                                                                 14.24             13.76         1,794     2007
                                                                                 12.66             14.24            --     2006
                                                                                 11.77             12.66            --     2005
                                                                                 10.00             11.77            --     2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.85            $14.04         1,246     2011
                                                                                 12.34             13.85         1,474     2010
                                                                                  8.98             12.34         1,107     2009
                                                                                 11.97              8.98         1,336     2008
                                                                                 11.79             11.97            --     2007
                                                                                 11.03             11.79         1,618     2006
                                                                                 10.80             11.03            --     2005
                                                                                 10.00             10.80            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.97            $11.86         5,871     2011
                                                                                 11.59             11.97         6,886     2010
                                                                                 10.43             11.59        10,206     2009
                                                                                 10.68             10.43        10,983     2008
                                                                                 10.15             10.68        17,241     2007
                                                                                  9.96             10.15            --     2006
                                                                                 10.00              9.96            --     2005
-------------------------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.10            $ 7.30            --     2011
                                                                            7.18              8.10            --     2010
                                                                            6.06              7.18            --     2009
                                                                           10.77              6.06            --     2008
                                                                            9.84             10.77            --     2007
                                                                           10.00              9.84            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 9.31            $ 8.49         1,749     2011
                                                                            8.12              9.31         1,616     2010
                                                                            6.33              8.12         3,525     2009
                                                                           11.71              6.33         4,285     2008
                                                                           12.71             11.71         1,550     2007
                                                                           10.00             12.71            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.50            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.11            $ 8.64         4,136     2011
                                                                            8.45              9.11         4,347     2010
                                                                            6.94              8.45         4,676     2009
                                                                           10.17              6.94         5,174     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 8.51            $ 8.83            --     2011
                                                                            7.71              8.51            --     2010
                                                                            6.55              7.71         9,298     2009
                                                                           11.30              6.55        10,189     2008
                                                                           11.02             11.30            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.29            $ 8.74            --     2011
                                                                            8.65              9.29            --     2010
                                                                            6.45              8.65            --     2009
                                                                           10.96              6.45            --     2008
                                                                            9.86             10.96            --     2007
                                                                           10.00              9.86            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.58            $12.65         5,835     2011
                                                                           11.26             11.58         6,359     2010
                                                                           10.45             11.26        10,051     2009
                                                                           10.86             10.45         9,561     2008
                                                                           10.14             10.86            --     2007
                                                                           10.00             10.14         4,351     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 8.88            $ 8.95            --     2011
                                                                            7.95              8.88            --     2010
                                                                            6.89              7.95            --     2009
                                                                           10.76              6.89            --     2008
                                                                           11.02             10.76            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $ 9.71            $ 8.36         6,987     2011
                                                                                   8.77              9.71         6,135     2010
                                                                                   6.70              8.77        14,544     2009
                                                                                  12.42              6.70        17,548     2008
                                                                                  10.76             12.42        18,096     2007
                                                                                  10.00             10.76         9,053     2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.76            $ 9.65            --     2011
                                                                                   8.60              9.76            --     2010
                                                                                   6.54              8.60            --     2009
                                                                                  11.42              6.54            --     2008
                                                                                   9.65             11.42            --     2007
                                                                                  10.00              9.65            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 9.64            $ 9.52            --     2011
                                                                                   8.69              9.64            --     2010
                                                                                   7.41              8.69            --     2009
                                                                                  10.35              7.41            --     2008
                                                                                  11.16             10.35            --     2007
                                                                                  10.00             11.16         1,333     2006
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.75            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $10.34            $ 9.48            --     2011
                                                                                   8.62             10.34            --     2010
                                                                                   6.82              8.62            --     2009
                                                                                  10.51              6.82            --     2008
                                                                                  10.47             10.51            --     2007
                                                                                  10.00             10.47            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.10            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.29            $ 9.12            --     2011
                                                                                   7.47              9.29            --     2010
                                                                                   5.64              7.47            --     2009
                                                                                   9.68              5.64            --     2008
                                                                                   9.75              9.68            --     2007
                                                                                  10.00              9.75            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.01            $ 9.80            --     2011
                                                                                  10.24             10.01            --     2010
                                                                                  10.46             10.24         5,140     2009
                                                                                  10.43             10.46            --     2008
                                                                                  10.17             10.43            --     2007
                                                                                  10.00             10.17            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.43            $10.29            --     2011
                                                                                   9.28             10.43            --     2010
                                                                                   7.10              9.28            --     2009
                                                                                  11.07              7.10            --     2008
                                                                                  10.50             11.07            --     2007
                                                                                  10.00             10.50            --     2006
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $10.88            $10.92            --     2011
                                                                                  10.20             10.88            --     2010
                                                                                   7.23             10.20         2,837     2009
                                                                                  10.14              7.23         3,361     2008
                                                                                  10.20             10.14         7,454     2007
                                                                                  10.00             10.20            --     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.97            $ 9.48         4,674     2011
                                                                                    8.72              9.97         4,533     2010
                                                                                    6.58              8.72         8,312     2009
                                                                                   11.74              6.58         9,797     2008
                                                                                   10.24             11.74         8,052     2007
                                                                                   10.00             10.24         2,880     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.68            $ 8.55         5,258     2011
                                                                                    7.72              8.68         5,241     2010
                                                                                    6.08              7.72         7,420     2009
                                                                                   10.87              6.08         8,454     2008
                                                                                   10.98             10.87         6,887     2007
                                                                                   10.00             10.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.20            $ 9.77            --     2011
                                                                                    8.91             11.20            --     2010
                                                                                    6.52              8.91            --     2009
                                                                                   11.04              6.52            --     2008
                                                                                    9.78             11.04            --     2007
                                                                                   10.00              9.78            --     2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.27            $11.29        37,748     2011
                                                                                   10.23             11.27        47,090     2010
                                                                                    7.71             10.23        48,078     2009
                                                                                   11.21              7.71        58,111     2008
                                                                                   11.05             11.21        60,077     2007
                                                                                   10.00             11.05        34,482     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.84            $ 9.48            --     2011
                                                                                    9.02              9.84            --     2010
                                                                                    7.11              9.02            --     2009
                                                                                   11.10              7.11            --     2008
                                                                                   10.68             11.10            --     2007
                                                                                   10.00             10.68         6,229     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.52            $ 8.21            --     2011
                                                                                    7.90              8.52            --     2010
                                                                                    6.20              7.90            --     2009
                                                                                    9.89              6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.06            $ 8.77         5,118     2011
                                                                                    8.33              9.06         4,971     2010
                                                                                    6.76              8.33            --     2009
                                                                                   10.99              6.76            --     2008
                                                                                   10.86             10.99         8,492     2007
                                                                                   10.00             10.86         2,742     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $10.10            $ 8.82         6,580     2011
                                                                                    9.52             10.10         5,956     2010
                                                                                    7.10              9.52        13,501     2009
                                                                                   12.18              7.10        16,572     2008
                                                                                   10.79             12.18        21,698     2007
                                                                                   10.00             10.79         9,677     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.36            $ 7.61         5,763     2011
                                                                                    7.96              8.36         5,378     2010
                                                                                    6.21              7.96        10,799     2009
                                                                                   11.01              6.21        12,496     2008
                                                                                   11.00             11.01            --     2007
                                                                                   10.00             11.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $10.04            $ 9.52        29,722     2011
                                                                           9.39             10.04        37,931     2010
                                                                           7.96              9.39        48,244     2009
                                                                          11.53              7.96        50,937     2008
                                                                          10.57             11.53        54,645     2007
                                                                          10.00             10.57        36,062     2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.26            $12.88        22,998     2011
                                                                          11.47             12.26        23,981     2010
                                                                          10.70             11.47        12,293     2009
                                                                          10.80             10.70         5,794     2008
                                                                          10.39             10.80        12,246     2007
                                                                          10.00             10.39        10,653     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 9.45            $ 9.40        18,969     2011
                                                                           8.44              9.45        19,084     2010
                                                                           6.83              8.44         6,809     2009
                                                                          11.12              6.83         7,464     2008
                                                                          10.82             11.12         5,060     2007
                                                                          10.00             10.82            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.84            $ 9.80         4,508     2011
                                                                           8.66              9.84         4,563     2010
                                                                           6.60              8.66         8,371     2009
                                                                          11.10              6.60         9,765     2008
                                                                          10.17             11.10         8,478     2007
                                                                          10.00             10.17            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.55            $ 9.20         4,849     2011
                                                                           8.17              9.55         4,693     2010
                                                                           6.16              8.17         3,592     2009
                                                                          10.29              6.16         4,316     2008
                                                                          10.23             10.29         7,300     2007
                                                                          10.00             10.23            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.78            $ 9.90         4,382     2011
                                                                           8.77             10.78         4,149     2010
                                                                           6.27              8.77         3,358     2009
                                                                          11.41              6.27         4,190     2008
                                                                           9.95             11.41            --     2007
                                                                          10.00              9.95            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $10.96            $10.52        16,820     2011
                                                                           9.86             10.96        16,530     2010
                                                                           7.54              9.86         7,283     2009
                                                                          11.83              7.54         8,515     2008
                                                                          10.96             11.83         6,329     2007
                                                                          10.00             10.96            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.23            $10.04            --     2011
                                                                           9.33             10.23            --     2010
                                                                           6.86              9.33            --     2009
                                                                          11.12              6.86            --     2008
                                                                          10.25             11.12            --     2007
                                                                          10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $11.72            $11.99            --     2011
                                                                                 10.92             11.72            --     2010
                                                                                  9.01             10.92         2,601     2009
                                                                                 10.50              9.01         2,816     2008
                                                                                 10.39             10.50            --     2007
                                                                                 10.00             10.39            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.16            $10.10        10,908     2011
                                                                                  9.48             10.16        11,402     2010
                                                                                  8.23              9.48        11,640     2009
                                                                                 10.83              8.23        11,404     2008
                                                                                 10.66             10.83         7,715     2007
                                                                                 10.00             10.66            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.05            $ 8.73            --     2011
                                                                                  8.47              9.05            --     2010
                                                                                  6.01              8.47            --     2009
                                                                                 11.31              6.01            --     2008
                                                                                 10.16             11.31            --     2007
                                                                                 10.00             10.16         3,619     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.26            $ 9.03            --     2011
                                                                                  8.17              9.26            --     2010
                                                                                  6.53              8.17            --     2009
                                                                                 10.88              6.53            --     2008
                                                                                 10.68             10.88            --     2007
                                                                                 10.00             10.68         6,250     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.35            $ 8.93         9,902     2011
                                                                                  7.77              9.35         9,617     2010
                                                                                  5.80              7.77         3,801     2009
                                                                                  9.57              5.80         4,653     2008
                                                                                  9.93              9.57         5,883     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.19            $12.32         3,637     2011
                                                                                 10.89             12.19         3,659     2010
                                                                                  7.94             10.89         2,662     2009
                                                                                 10.61              7.94         3,320     2008
                                                                                 10.48             10.61            --     2007
                                                                                 10.00             10.48         2,832     2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.90            $11.77        15,089     2011
                                                                                 11.55             11.90        14,884     2010
                                                                                 10.43             11.55        19,710     2009
                                                                                 10.70             10.43        19,359     2008
                                                                                 10.20             10.70        38,923     2007
                                                                                 10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------------

       LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.20            $ 7.38          --       2011
                                                                            7.26              8.20          --       2010
                                                                            6.14              7.26          --       2009
                                                                           10.93              6.14          --       2008
                                                                            9.99             10.93          --       2007
                                                                           10.00              9.99          --       2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 6.95            $ 6.34          --       2011
                                                                            6.07              6.95          --       2010
                                                                            4.74              6.07          --       2009
                                                                            8.78              4.74          --       2008
                                                                           10.00              8.78          --       2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.49          --       2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.08            $ 8.60          --       2011
                                                                            8.43              9.08          --       2010
                                                                            6.93              8.43          --       2009
                                                                           10.16              6.93          --       2008
                                                                           10.00             10.16          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.69            $ 7.97          --       2011
                                                                            6.98              7.69          --       2010
                                                                            5.94              6.98          --       2009
                                                                           10.25              5.94          --       2008
                                                                           10.00             10.25          --       2007
                                                                           10.00             10.00          --       2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.31            $ 8.75          --       2011
                                                                            8.68              9.31          --       2010
                                                                            6.48              8.68          --       2009
                                                                           11.02              6.48          --       2008
                                                                            9.93             11.02          --       2007
                                                                           10.00              9.93          --       2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.30            $12.34          --       2011
                                                                           11.00             11.30          --       2010
                                                                           10.22             11.00          --       2009
                                                                           10.63             10.22          --       2008
                                                                            9.93             10.63          --       2007
                                                                           10.00              9.93          --       2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 7.61            $ 7.67          --       2011
                                                                            6.82              7.61          --       2010
                                                                            5.91              6.82          --       2009
                                                                            9.25              5.91          --       2008
                                                                           10.00              9.25          --       2007
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 8.39            $ 7.21          --       2011
                                                                            7.58              8.39          --       2010
                                                                            5.80              7.58          --       2009
                                                                           10.76              5.80          --       2008
                                                                           10.00             10.76          --       2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.74            $ 9.62          --       2011
                                                                                   8.59              9.74          --       2010
                                                                                   6.54              8.59          --       2009
                                                                                  11.44              6.54          --       2008
                                                                                  10.00             11.44          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 8.25            $ 8.14          --       2011
                                                                                   7.44              8.25          --       2010
                                                                                   6.35              7.44          --       2009
                                                                                   8.88              6.35          --       2008
                                                                                  10.00              8.88          --       2007
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.75          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $ 9.36            $ 8.56          --       2011
                                                                                   7.81              9.36          --       2010
                                                                                   6.18              7.81          --       2009
                                                                                   9.54              6.18          --       2008
                                                                                  10.00              9.54          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.09          --       2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 8.82            $ 8.66          --       2011
                                                                                   7.11              8.82          --       2010
                                                                                   5.37              7.11          --       2009
                                                                                   9.22              5.37          --       2008
                                                                                  10.00              9.22          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.73            $ 9.51          --       2011
                                                                                   9.96              9.73          --       2010
                                                                                  10.18              9.96          --       2009
                                                                                  10.16             10.18          --       2008
                                                                                  10.00             10.16          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 9.46            $ 9.33          --       2011
                                                                                   8.43              9.46          --       2010
                                                                                   6.45              8.43          --       2009
                                                                                  10.07              6.45          --       2008
                                                                                  10.00             10.07          --       2007
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $10.64            $10.66          --       2011
                                                                                   9.98             10.64          --       2010
                                                                                   7.08              9.98          --       2009
                                                                                   9.94              7.08          --       2008
                                                                                  10.02              9.94          --       2007
                                                                                  10.00             10.02          --       2006
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $ 9.66            $ 9.18          --       2011
                                                                                   8.46              9.66          --       2010
                                                                                   6.39              8.46          --       2009
                                                                                  11.42              6.39          --       2008
                                                                                   9.96             11.42          --       2007
                                                                                  10.00              9.96          --       2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.89            $ 7.76          --       2011
                                                                                    7.02              7.89          --       2010
                                                                                    5.54              7.02          --       2009
                                                                                    9.91              5.54          --       2008
                                                                                   10.02              9.91          --       2007
                                                                                   10.00             10.02          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.33            $ 9.87          --       2011
                                                                                    9.02             11.33          --       2010
                                                                                    6.61              9.02          --       2009
                                                                                   11.20              6.61          --       2008
                                                                                    9.94             11.20          --       2007
                                                                                   10.00              9.94          --       2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.18            $10.18          --       2011
                                                                                    9.25             10.18          --       2010
                                                                                    6.98              9.25          --       2009
                                                                                   10.16              6.98          --       2008
                                                                                   10.02             10.16          --       2007
                                                                                   10.00             10.02          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 8.62            $ 8.30          --       2011
                                                                                    7.91              8.62          --       2010
                                                                                    6.24              7.91          --       2009
                                                                                    9.75              6.24          --       2008
                                                                                   10.00              9.75          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.49            $ 8.17          --       2011
                                                                                    7.88              8.49          --       2010
                                                                                    6.20              7.88          --       2009
                                                                                    9.89              6.20          --       2008
                                                                                   10.00              9.89          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.31            $ 8.04          --       2011
                                                                                    7.65              8.31          --       2010
                                                                                    6.21              7.65          --       2009
                                                                                   10.11              6.21          --       2008
                                                                                   10.00             10.11          --       2007
                                                                                   10.00             10.00          --       2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 8.78            $ 7.66          --       2011
                                                                                    8.29              8.78          --       2010
                                                                                    6.19              8.29          --       2009
                                                                                   10.62              6.19          --       2008
                                                                                   10.00             10.62          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.59            $ 6.90          --       2011
                                                                                    7.23              7.59          --       2010
                                                                                    5.65              7.23          --       2009
                                                                                   10.02              5.65          --       2008
                                                                                   10.02             10.02          --       2007
                                                                                   10.00             10.02          --       2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 9.46            $ 8.96          --       2011
                                                                                    8.85              9.46          --       2010
                                                                                    7.52              8.85          --       2009
                                                                                   10.89              7.52          --       2008
                                                                                    9.99             10.89          --       2007
                                                                                   10.00              9.99          --       2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $11.61            $12.19          --       2011
                                                                          10.88             11.61          --       2010
                                                                          10.15             10.88          --       2009
                                                                          10.26             10.15          --       2008
                                                                          10.00             10.26          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 8.33            $ 8.28          --       2011
                                                                           7.46              8.33          --       2010
                                                                           6.04              7.46          --       2009
                                                                           9.84              6.04          --       2008
                                                                          10.00              9.84          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.05            $ 9.01          --       2011
                                                                           7.98              9.05          --       2010
                                                                           6.08              7.98          --       2009
                                                                          10.24              6.08          --       2008
                                                                          10.00             10.24          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 8.57            $ 8.25          --       2011
                                                                           7.34              8.57          --       2010
                                                                           5.54              7.34          --       2009
                                                                           9.26              5.54          --       2008
                                                                          10.00              9.26          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.11            $ 9.27          --       2011
                                                                           8.23             10.11          --       2010
                                                                           5.89              8.23          --       2009
                                                                          10.73              5.89          --       2008
                                                                          10.00             10.73          --       2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 9.40            $ 9.01          --       2011
                                                                           8.47              9.40          --       2010
                                                                           6.48              8.47          --       2009
                                                                          10.18              6.48          --       2008
                                                                          10.00             10.18          --       2007
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 9.87            $ 9.68          --       2011
                                                                           9.01              9.87          --       2010
                                                                           6.63              9.01          --       2009
                                                                          10.77              6.63          --       2008
                                                                           9.93             10.77          --       2007
                                                                          10.00              9.93          --       2006
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $11.04            $11.28          --       2011
                                                                          10.29             11.04          --       2010
                                                                           8.50             10.29          --       2009
                                                                           9.92              8.50          --       2008
                                                                          10.00              9.92          --       2007
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $ 9.48            $ 9.41          --       2011
                                                                           8.85              9.48          --       2010
                                                                           7.69              8.85          --       2009
                                                                          10.14              7.69          --       2008
                                                                           9.98             10.14          --       2007
                                                                          10.00              9.98          --       2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.78            $ 8.46          --       2011
                                                                                  8.24              8.78          --       2010
                                                                                  5.85              8.24          --       2009
                                                                                 11.02              5.85          --       2008
                                                                                  9.91             11.02          --       2007
                                                                                 10.00              9.91          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.62            $ 8.39          --       2011
                                                                                  7.61              8.62          --       2010
                                                                                  6.09              7.61          --       2009
                                                                                 10.15              6.09          --       2008
                                                                                  9.98             10.15          --       2007
                                                                                 10.00              9.98          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.41            $ 8.98          --       2011
                                                                                  7.83              9.41          --       2010
                                                                                  5.85              7.83          --       2009
                                                                                  9.67              5.85          --       2008
                                                                                 10.04              9.67          --       2007
                                                                                 10.00             10.04          --       2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.62            $11.73          --       2011
                                                                                 10.39             11.62          --       2010
                                                                                  7.58             10.39          --       2009
                                                                                 10.14              7.58          --       2008
                                                                                 10.03             10.14          --       2007
                                                                                 10.00             10.03          --       2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.61            $11.47          --       2011
                                                                                 11.29             11.61          --       2010
                                                                                 10.20             11.29          --       2009
                                                                                 10.48             10.20          --       2008
                                                                                  9.99             10.48          --       2007
                                                                                 10.00              9.99          --       2006
-------------------------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.08            $ 8.18           --      2011
                                                                            8.04              9.08           --      2010
                                                                            6.79              8.04           --      2009
                                                                           12.08              6.79           --      2008
                                                                           11.02             12.08           --      2007
                                                                           10.60             11.02           --      2006
                                                                           10.00             10.60           --      2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 6.98            $ 6.37           55      2011
                                                                            6.09              6.98           55      2010
                                                                            4.75              6.09          125      2009
                                                                            8.78              4.75          144      2008
                                                                           10.00              8.78           56      2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.50           --      2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.11            $ 8.64           --      2011
                                                                            8.45              9.11           --      2010
                                                                            6.94              8.45           --      2009
                                                                           10.17              6.94           --      2008
                                                                           10.00             10.17           --      2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.27            $ 9.62           --      2011
                                                                            8.40              9.27           --      2010
                                                                            7.14              8.40          225      2009
                                                                           12.31              7.14          236      2008
                                                                           12.01             12.31           --      2007
                                                                           10.49             12.01           --      2006
                                                                           10.00             10.49           --      2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.00            $ 9.42           --      2011
                                                                            9.31             10.00           --      2010
                                                                            6.94              9.31           --      2009
                                                                           11.80              6.94           --      2008
                                                                           10.62             11.80           --      2007
                                                                           10.93             10.62           --      2006
                                                                           10.00             10.93           --      2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.34            $12.40          141      2011
                                                                           11.03             11.34          170      2010
                                                                           10.23             11.03          277      2009
                                                                           10.63             10.23          259      2008
                                                                            9.93             10.63           --      2007
                                                                           10.00              9.93           --      2006
                                                                           10.00             10.00           --      2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 7.64            $ 7.70           --      2011
                                                                            6.84              7.64           --      2010
                                                                            5.92              6.84           --      2009
                                                                            9.26              5.92           --      2008
                                                                           10.00              9.26           --      2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $ 8.42            $ 7.25          193      2011
                                                                                   7.60              8.42          182      2010
                                                                                   5.81              7.60          452      2009
                                                                                  10.77              5.81          517      2008
                                                                                  10.00             10.77          545      2007
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.78            $ 9.67           --      2011
                                                                                   8.61              9.78           --      2010
                                                                                   6.55              8.61           --      2009
                                                                                  11.44              6.55           --      2008
                                                                                  10.00             11.44           --      2007
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 8.28            $ 8.18           --      2011
                                                                                   7.46              8.28           --      2010
                                                                                   6.37              7.46           --      2009
                                                                                   8.89              6.37           --      2008
                                                                                  10.00              8.89           --      2007
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.75           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $ 9.39            $ 8.61           --      2011
                                                                                   7.83              9.39           --      2010
                                                                                   6.19              7.83           --      2009
                                                                                   9.55              6.19           --      2008
                                                                                  10.00              9.55           --      2007
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.10           --      2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 8.86            $ 8.70           --      2011
                                                                                   7.13              8.86           --      2010
                                                                                   5.38              7.13           --      2009
                                                                                   9.23              5.38           --      2008
                                                                                  10.00              9.23           --      2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.77            $ 9.55           --      2011
                                                                                   9.98              9.77           --      2010
                                                                                  10.20              9.98          678      2009
                                                                                  10.17             10.20           --      2008
                                                                                  10.00             10.17           --      2007
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 9.50            $ 9.37           --      2011
                                                                                   8.46              9.50           --      2010
                                                                                   6.46              8.46           --      2009
                                                                                  10.08              6.46           --      2008
                                                                                  10.00             10.08           --      2007
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.05            $11.08           --      2011
                                                                                  10.35             11.05           --      2010
                                                                                   7.33             10.35           74      2009
                                                                                  10.29              7.33           91      2008
                                                                                  10.35             10.29          190      2007
                                                                                  10.04             10.35           --      2006
                                                                                  10.00             10.04           --      2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $11.34            $10.78            97     2011
                                                                                    9.91             11.34           101     2010
                                                                                    7.48              9.91           191     2009
                                                                                   13.35              7.48           226     2008
                                                                                   11.64             13.35           183     2007
                                                                                   10.68             11.64            --     2006
                                                                                   10.00             10.68            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.75            $ 9.60           109     2011
                                                                                    8.68              9.75           118     2010
                                                                                    6.83              8.68           175     2009
                                                                                   12.21              6.83           199     2008
                                                                                   12.33             12.21           160     2007
                                                                                   10.51             12.33            --     2006
                                                                                   10.00             10.51            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.42            $11.70            --     2011
                                                                                   10.67             13.42            --     2010
                                                                                    7.81             10.67            --     2009
                                                                                   13.22              7.81            --     2008
                                                                                   11.72             13.22            --     2007
                                                                                   10.66             11.72            --     2006
                                                                                   10.00             10.66            --     2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.70            $11.71         2,059     2011
                                                                                   10.62             11.70         2,325     2010
                                                                                    8.00             10.62         2,574     2009
                                                                                   11.64              8.00         3,455     2008
                                                                                   11.47             11.64         3,598     2007
                                                                                    9.92             11.47            --     2006
                                                                                   10.00              9.92            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 8.65            $ 8.34            --     2011
                                                                                    7.93              8.65            --     2010
                                                                                    6.25              7.93            --     2009
                                                                                    9.76              6.25            --     2008
                                                                                   10.00              9.76            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.52            $ 8.21            --     2011
                                                                                    7.90              8.52            --     2010
                                                                                    6.20              7.90            --     2009
                                                                                    9.89              6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.06            $ 8.77           120     2011
                                                                                    8.33              9.06           127     2010
                                                                                    6.76              8.33            --     2009
                                                                                   10.99              6.76            --     2008
                                                                                   10.86             10.99           222     2007
                                                                                   10.00             10.86            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 8.81            $ 7.70           182     2011
                                                                                    8.31              8.81           174     2010
                                                                                    6.20              8.31           415     2009
                                                                                   10.63              6.20           487     2008
                                                                                   10.00             10.63           644     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                     $ 8.36            $ 7.61           138     2011
                                                                           7.96              8.36           138     2010
                                                                           6.21              7.96           287     2009
                                                                          11.01              6.21           324     2008
                                                                          11.00             11.01            --     2007
                                                                          10.00             11.00            --     2006
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $10.04            $ 9.52         2,545     2011
                                                                           9.39             10.04         2,704     2010
                                                                           7.96              9.39         2,916     2009
                                                                          11.53              7.96         3,290     2008
                                                                          10.57             11.53         3,695     2007
                                                                          10.00             10.57            --     2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $11.65            $12.25           571     2011
                                                                          10.91             11.65           659     2010
                                                                          10.17             10.91           349     2009
                                                                          10.27             10.17           164     2008
                                                                          10.00             10.27           333     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 8.36            $ 8.32           504     2011
                                                                           7.48              8.36           549     2010
                                                                           6.05              7.48           202     2009
                                                                           9.84              6.05           224     2008
                                                                          10.00              9.84           149     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.09            $ 9.05           116     2011
                                                                           8.00              9.09           126     2010
                                                                           6.09              8.00           236     2009
                                                                          10.25              6.09           277     2008
                                                                          10.00             10.25           239     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 8.60            $ 8.29           127     2011
                                                                           7.36              8.60           133     2010
                                                                           5.55              7.36           103     2009
                                                                           9.27              5.55           123     2008
                                                                          10.00              9.27           211     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.14            $ 9.31           113     2011
                                                                           8.26             10.14           113     2010
                                                                           5.90              8.26            92     2009
                                                                          10.73              5.90           116     2008
                                                                          10.00             10.73            --     2007
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $ 9.43            $ 9.05           464     2011
                                                                           8.49              9.43           488     2010
                                                                           6.49              8.49           223     2009
                                                                          10.19              6.49           261     2008
                                                                          10.00             10.19           192     2007
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.93            $10.73            --     2011
                                                                           9.97             10.93            --     2010
                                                                           7.33              9.97            --     2009
                                                                          11.89              7.33            --     2008
                                                                          10.95             11.89            --     2007
                                                                          10.43             10.95            --     2006
                                                                          10.00             10.43            --     2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $11.08            $11.33            --     2011
                                                                                 10.32             11.08            --     2010
                                                                                  8.52             10.32            74     2009
                                                                                  9.93              8.52            78     2008
                                                                                 10.00              9.93            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.59            $10.52            --     2011
                                                                                  9.88             10.59            --     2010
                                                                                  8.58              9.88            --     2009
                                                                                 11.29              8.58            --     2008
                                                                                 11.11             11.29            --     2007
                                                                                 10.18             11.11            --     2006
                                                                                 10.00             10.18            --     2005
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.91            $ 9.56            --     2011
                                                                                  9.29              9.91            --     2010
                                                                                  6.59              9.29            --     2009
                                                                                 12.40              6.59            --     2008
                                                                                 11.13             12.40            --     2007
                                                                                 10.57             11.13            --     2006
                                                                                 10.00             10.57            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.18            $ 9.92            --     2011
                                                                                  8.99             10.18            --     2010
                                                                                  7.18              8.99            --     2009
                                                                                 11.96              7.18            --     2008
                                                                                 11.74             11.96            --     2007
                                                                                 10.46             11.74            --     2006
                                                                                 10.00             10.46            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $11.17            $10.66           197     2011
                                                                                  9.28             11.17           205     2010
                                                                                  6.93              9.28            81     2009
                                                                                 11.44              6.93           100     2008
                                                                                 11.86             11.44           128     2007
                                                                                 10.58             11.86            --     2006
                                                                                 10.00             10.58            --     2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.53            $12.67            83     2011
                                                                                 11.19             12.53            92     2010
                                                                                  8.16             11.19            68     2009
                                                                                 10.91              8.16            82     2008
                                                                                 10.78             10.91            --     2007
                                                                                 10.10             10.78            --     2006
                                                                                 10.00             10.10            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.85            $11.72           358     2011
                                                                                 11.51             11.85           389     2010
                                                                                 10.38             11.51           531     2009
                                                                                 10.66             10.38           516     2008
                                                                                 10.16             10.66         1,009     2007
                                                                                  9.99             10.16            --     2006
                                                                                 10.00              9.99            --     2005
-------------------------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 7.48            $ 6.79          --       2011
                                                                            6.58              7.48          --       2010
                                                                            5.51              6.58          --       2009
                                                                            9.72              5.51          --       2008
                                                                           10.00              9.72          --       2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 7.48            $ 6.88          --       2011
                                                                            6.47              7.48          --       2010
                                                                            5.01              6.47          --       2009
                                                                            9.20              5.01          --       2008
                                                                           10.00              9.20          --       2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.54          --       2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.97            $ 8.57          --       2011
                                                                            8.25              8.97          --       2010
                                                                            6.73              8.25          --       2009
                                                                            9.78              6.73          --       2008
                                                                           10.00              9.78          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.49            $ 7.83          --       2011
                                                                            6.74              7.49          --       2010
                                                                            5.68              6.74          --       2009
                                                                            9.72              5.68          --       2008
                                                                           10.00              9.72          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 8.49            $ 8.05          --       2011
                                                                            7.84              8.49          --       2010
                                                                            5.80              7.84          --       2009
                                                                            9.79              5.80          --       2008
                                                                           10.00              9.79          --       2007
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.09            $12.21          --       2011
                                                                           10.70             11.09          --       2010
                                                                            9.85             10.70          --       2009
                                                                           10.16              9.85          --       2008
                                                                           10.00             10.16          --       2007
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 8.15            $ 8.29          --       2011
                                                                            7.25              8.15          --       2010
                                                                            6.23              7.25          --       2009
                                                                            9.66              6.23          --       2008
                                                                           10.00              9.66          --       2007
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 7.75            $ 6.72          --       2011
                                                                            6.94              7.75          --       2010
                                                                            5.26              6.94          --       2009
                                                                            9.68              5.26          --       2008
                                                                           10.00              9.68          --       2007
-------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             $ 8.59            $ 8.56          --       2011
                                                                            7.51              8.59          --       2010
                                                                            5.67              7.51          --       2009
                                                                            9.83              5.67          --       2008
                                                                           10.00              9.83          --       2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 9.12            $ 9.08          --       2011
                                                                                   8.16              9.12          --       2010
                                                                                   6.90              8.16          --       2009
                                                                                   9.57              6.90          --       2008
                                                                                  10.00              9.57          --       2007
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.80          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $ 9.64            $ 8.90          --       2011
                                                                                   7.97              9.64          --       2010
                                                                                   6.26              7.97          --       2009
                                                                                   9.57              6.26          --       2008
                                                                                  10.00              9.57          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.14          --       2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.48            $ 9.38          --       2011
                                                                                   7.57              9.48          --       2010
                                                                                   5.67              7.57          --       2009
                                                                                   9.66              5.67          --       2008
                                                                                  10.00              9.66          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $ 9.84            $ 9.70          --       2011
                                                                                   9.99              9.84          --       2010
                                                                                  10.12              9.99          --       2009
                                                                                  10.02             10.12          --       2008
                                                                                  10.00             10.02          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.76            $ 9.62          --       2011
                                                                                   9.90              9.76          --       2010
                                                                                  10.04              9.90          --       2009
                                                                                  10.00             10.04          --       2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 9.40            $ 9.35          --       2011
                                                                                   8.31              9.40          --       2010
                                                                                   6.30              8.31          --       2009
                                                                                   9.75              6.30          --       2008
                                                                                  10.00              9.75          --       2007
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.00            $11.12          --       2011
                                                                                  10.23             11.00          --       2010
                                                                                   7.19             10.23          --       2009
                                                                                  10.02              7.19          --       2008
                                                                                  10.00             10.02          --       2007
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $ 8.51            $ 8.16          --       2011
                                                                                   7.39              8.51          --       2010
                                                                                   5.53              7.39          --       2009
                                                                                   9.80              5.53          --       2008
                                                                                  10.00              9.80          --       2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 $ 7.88            $ 7.81          --       2011
                                                                                   6.95              7.88          --       2010
                                                                                   5.43              6.95          --       2009
                                                                                   9.64              5.43          --       2008
                                                                                  10.00              9.64          --       2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.16            $ 8.92          --       2011
                                                                                    8.02             10.16          --       2010
                                                                                    5.82              8.02          --       2009
                                                                                    9.78              5.82          --       2008
                                                                                   10.00              9.78          --       2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.15            $10.24          --       2011
                                                                                    9.14             10.15          --       2010
                                                                                    6.84              9.14          --       2009
                                                                                    9.87              6.84          --       2008
                                                                                   10.00              9.87          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 8.76            $ 8.50          --       2011
                                                                                    7.97              8.76          --       2010
                                                                                    6.23              7.97          --       2009
                                                                                    9.66              6.23          --       2008
                                                                                   10.00              9.66          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.58            $ 8.32          --       2011
                                                                                    7.89              8.58          --       2010
                                                                                    6.15              7.89          --       2009
                                                                                    9.73              6.15          --       2008
                                                                                   10.00              9.73          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.17            $ 7.97          --       2011
                                                                                    7.46              8.17          --       2010
                                                                                    6.00              7.46          --       2009
                                                                                    9.68              6.00          --       2008
                                                                                   10.00              9.68          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $ 8.29            $ 7.30          --       2011
                                                                                    7.76              8.29          --       2010
                                                                                    5.75              7.76          --       2009
                                                                                    9.78              5.75          --       2008
                                                                                   10.00              9.78          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.49            $ 6.87          --       2011
                                                                                    7.08              7.49          --       2010
                                                                                    5.48              7.08          --       2009
                                                                                    9.64              5.48          --       2008
                                                                                   10.00              9.64          --       2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 8.75            $ 8.36          --       2011
                                                                                    8.12              8.75          --       2010
                                                                                    6.83              8.12          --       2009
                                                                                    9.82              6.83          --       2008
                                                                                   10.00              9.82          --       2007
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $11.73            $12.42          --       2011
                                                                                   10.89             11.73          --       2010
                                                                                   10.08             10.89          --       2009
                                                                                   10.10             10.08          --       2008
                                                                                   10.00             10.10          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 8.42            $ 8.44          --       2011
                                                                                    7.47              8.42          --       2010
                                                                                    6.00              7.47          --       2009
                                                                                    9.69              6.00          --       2008
                                                                                   10.00              9.69          --       2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 $ 8.81            $ 8.84          --       2011
                                                                                  7.70              8.81          --       2010
                                                                                  5.82              7.70          --       2009
                                                                                  9.71              5.82          --       2008
                                                                                 10.00              9.71          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                $ 9.17            $ 8.90          --       2011
                                                                                  7.79              9.17          --       2010
                                                                                  5.83              7.79          --       2009
                                                                                  9.66              5.83          --       2008
                                                                                 10.00              9.66          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1                  $ 9.39            $ 8.68          --       2011
                                                                                  7.58              9.39          --       2010
                                                                                  5.38              7.58          --       2009
                                                                                  9.71              5.38          --       2008
                                                                                 10.00              9.71          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                     $ 9.20            $ 8.89          --       2011
                                                                                  8.22              9.20          --       2010
                                                                                  6.24              8.22          --       2009
                                                                                  9.71              6.24          --       2008
                                                                                 10.00              9.71          --       2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $ 9.21            $ 9.11          --       2011
                                                                                  8.33              9.21          --       2010
                                                                                  6.08              8.33          --       2009
                                                                                  9.79              6.08          --       2008
                                                                                 10.00              9.79          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $11.46            $11.80          --       2011
                                                                                 10.59             11.46          --       2010
                                                                                  8.67             10.59          --       2009
                                                                                 10.03              8.67          --       2008
                                                                                 10.00             10.03          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $ 9.45            $ 9.46          --       2011
                                                                                  8.74              9.45          --       2010
                                                                                  7.54              8.74          --       2009
                                                                                  9.84              7.54          --       2008
                                                                                 10.00              9.84          --       2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 7.94            $ 7.72          --       2011
                                                                                  7.38              7.94          --       2010
                                                                                  5.20              7.38          --       2009
                                                                                  9.71              5.20          --       2008
                                                                                 10.00              9.71          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.43            $ 8.28          --       2011
                                                                                  7.39              8.43          --       2010
                                                                                  5.86              7.39          --       2009
                                                                                  9.68              5.86          --       2008
                                                                                 10.00              9.68          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.63            $ 9.26          --       2011
                                                                                  7.94              9.63          --       2010
                                                                                  5.89              7.94          --       2009
                                                                                  9.63              5.89          --       2008
                                                                                 10.00              9.63          --       2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $11.79            $12.00          --       2011
                                                                 10.45             11.79          --       2010
                                                                  7.56             10.45          --       2009
                                                                 10.03              7.56          --       2008
                                                                 10.00             10.03          --       2007
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.45            $11.41          --       2011
                                                                 11.04             11.45          --       2010
                                                                  9.88             11.04          --       2009
                                                                 10.07              9.88          --       2008
                                                                 10.00             10.07          --       2007
---------------------------------------------------------------------------------------------------------------

                         LIFETIME INCOME PLUS ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 9.16            $ 8.26            --     2011
                                                                            8.09              9.16            --     2010
                                                                            6.83              8.09            --     2009
                                                                           12.12              6.83            --     2008
                                                                           11.05             12.12            --     2007
                                                                           10.61             11.05            --     2006
                                                                           10.00             10.61            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $11.01            $10.06         4,955     2011
                                                                            9.59             11.01         4,734     2010
                                                                            7.47              9.59        10,291     2009
                                                                           13.79              7.47        11,793     2008
                                                                           14.94             13.79         4,450     2007
                                                                           10.72             14.94            --     2006
                                                                           10.00             10.72            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.51            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.16            $ 8.70        29,000     2011
                                                                            8.48              9.16        29,490     2010
                                                                            6.95              8.48        12,201     2009
                                                                           10.17              6.95        11,968     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.35            $ 9.71         1,038     2011
                                                                            8.46              9.35         1,144     2010
                                                                            7.18              8.46        28,338     2009
                                                                           12.35              7.18        32,660     2008
                                                                           12.03             12.35         1,846     2007
                                                                           10.50             12.03         1,364     2006
                                                                           10.00             10.50            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.08            $ 9.51           837     2011
                                                                            9.37             10.08           903     2010
                                                                            6.98              9.37         1,008     2009
                                                                           11.84              6.98           472     2008
                                                                           10.64             11.84           417     2007
                                                                           10.93             10.64           484     2006
                                                                           10.00             10.93            --     2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.43            $12.51        22,976     2011
                                                                           11.11             11.43        27,462     2010
                                                                           10.28             11.11        38,058     2009
                                                                           10.67             10.28        36,974     2008
                                                                            9.95             10.67         6,736     2007
                                                                           10.00              9.95        37,852     2006
                                                                           10.00             10.00            --     2005
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 9.56            $ 9.66         3,534     2011
                                                                            8.55              9.56         6,328     2010
                                                                            7.39              8.55         6,787     2009
                                                                           11.54              7.39         7,019     2008
                                                                           11.79             11.54         6,273     2007
                                                                           10.28             11.79         6,173     2006
                                                                           10.00             10.28            --     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $11.87            $10.22        21,398     2011
                                                                                  10.69             11.87        20,872     2010
                                                                                   8.16             10.69        42,436     2009
                                                                                  15.10              8.16        51,616     2008
                                                                                  13.06             15.10        52,774     2007
                                                                                  10.67             13.06        55,886     2006
                                                                                  10.00             10.67            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $10.19            $10.09           817     2011
                                                                                   8.96             10.19           791     2010
                                                                                   6.81              8.96           903     2009
                                                                                  11.87              6.81         1,083     2008
                                                                                  10.02             11.87           905     2007
                                                                                  10.57             10.02         1,107     2006
                                                                                  10.00             10.57            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $10.67            $10.55            --     2011
                                                                                   9.60             10.67            --     2010
                                                                                   8.18              9.60           478     2009
                                                                                  11.40              8.18            --     2008
                                                                                  12.27             11.40            --     2007
                                                                                  10.56             12.27         8,445     2006
                                                                                  10.00             10.56            --     2005
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.76            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $12.52            $11.49           489     2011
                                                                                  10.42             12.52           494     2010
                                                                                   8.23             10.42           890     2009
                                                                                  12.66              8.23           703     2008
                                                                                  12.60             12.66           629     2007
                                                                                  10.32             12.60           638     2006
                                                                                  10.00             10.32            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.11         4,494     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $10.62            $10.44           390     2011
                                                                                   8.53             10.62         1,407     2010
                                                                                   6.43              8.53         1,639     2009
                                                                                  11.01              6.43         1,303     2008
                                                                                  11.08             11.01         1,007     2007
                                                                                  10.49             11.08           964     2006
                                                                                  10.00             10.49            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.18            $ 9.98        28,820     2011
                                                                                  10.40             10.18        13,395     2010
                                                                                  10.60             10.40        17,520     2009
                                                                                  10.55             10.60        23,048     2008
                                                                                  10.28             10.55        40,048     2007
                                                                                  10.03             10.28        24,770     2006
                                                                                  10.00             10.03            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $11.24            $11.11           101     2011
                                                                                  10.00             11.24           144     2010
                                                                                   7.63             10.00           197     2009
                                                                                  11.88              7.63           248     2008
                                                                                  11.25             11.88           236     2007
                                                                                  10.52             11.25           258     2006
                                                                                  10.00             10.52            --     2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                    $11.13            $11.19              --   2011
                                                                                   10.42             11.13              --   2010
                                                                                    7.37             10.42          11,722   2009
                                                                                   10.33              7.37          11,281   2008
                                                                                   10.37             10.33          24,029   2007
                                                                                   10.04             10.37              --   2006
                                                                                   10.00             10.04              --   2005
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $11.43            $10.88          13,766   2011
                                                                                    9.98             11.43          13,535   2010
                                                                                    7.52              9.98          23,133   2009
                                                                                   13.40              7.52          28,710   2008
                                                                                   11.66             13.40          23,184   2007
                                                                                   10.68             11.66          17,616   2006
                                                                                   10.00             10.68              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.83            $ 9.69          19,079   2011
                                                                                    8.73              9.83          22,088   2010
                                                                                    6.86              8.73          27,915   2009
                                                                                   12.25              6.86          31,712   2008
                                                                                   12.35             12.25          25,347   2007
                                                                                   10.52             12.35           5,222   2006
                                                                                   10.00             10.52              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.52            $11.81           1,652   2011
                                                                                   10.74             13.52           1,526   2010
                                                                                    7.84             10.74           2,184   2009
                                                                                   13.26              7.84           2,540   2008
                                                                                   11.74             13.26           2,181   2007
                                                                                   10.66             11.74           2,150   2006
                                                                                   10.00             10.66              --   2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.79            $11.83         676,257   2011
                                                                                   10.68             11.79         772,786   2010
                                                                                    8.04             10.68         853,783   2009
                                                                                   11.68              8.04       1,029,831   2008
                                                                                   11.49             11.68       1,168,079   2007
                                                                                    9.92             11.49       1,019,139   2006
                                                                                   10.00              9.92          11,466   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $10.42            $10.05           2,574   2011
                                                                                    9.53             10.42           4,209   2010
                                                                                    7.50              9.53           4,442   2009
                                                                                   11.69              7.50           5,362   2008
                                                                                   11.24             11.69           4,877   2007
                                                                                   10.35             11.24          45,970   2006
                                                                                   10.00             10.35              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.57            $ 8.26          68,287   2011
                                                                                    7.93              8.57          72,787   2010
                                                                                    6.22              7.93          75,189   2009
                                                                                    9.90              6.22          67,352   2008
                                                                                   10.00              9.90              --   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                            $10.15            $ 9.84         15,270    2011
                                                                               9.32             10.15         15,170    2010
                                                                               7.55              9.32            328    2009
                                                                              12.26              7.55             --    2008
                                                                              12.09             12.26         25,174    2007
                                                                              10.43             12.09         17,198    2006
                                                                              10.00             10.43             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        $11.62            $10.17         25,343    2011
                                                                              10.94             11.62         23,268    2010
                                                                               8.15             10.94         43,874    2009
                                                                              13.96              8.15         53,495    2008
                                                                              12.35             13.96         68,265    2007
                                                                              10.38             12.35         65,204    2006
                                                                              10.00             10.38             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         $ 8.42            $ 7.67         19,478    2011
                                                                               8.01              8.42         18,310    2010
                                                                               6.23              8.01         34,581    2009
                                                                              11.04              6.23         41,199    2008
                                                                              11.01             11.04             --    2007
                                                                              10.00             11.01             --    2006
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        $11.14            $10.60        232,952    2011
                                                                              10.37             11.14        244,882    2010
                                                                               8.76             10.37        276,813    2009
                                                                              12.65              8.76        288,385    2008
                                                                              11.57             12.65        323,532    2007
                                                                              10.38             11.57        352,062    2006
                                                                              10.00             10.38         10,889    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        $10.12            $ 9.60        478,343    2011
                                                                               9.44             10.12        518,237    2010
                                                                               8.00              9.44        575,421    2009
                                                                              11.56              8.00        605,240    2008
                                                                              10.58             11.56        690,589    2007
                                                                              10.00             10.58        595,028    2006
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    $12.35            $13.00         77,963    2011
                                                                              11.54             12.35         86,125    2010
                                                                              10.74             11.54         45,527    2009
                                                                              10.83             10.74         19,362    2008
                                                                              10.40             10.83         40,300    2007
                                                                              10.00             10.40         73,873    2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.52            $ 9.48         63,254    2011
                                                                               8.49              9.52         64,877    2010
                                                                               6.86              8.49         21,659    2009
                                                                              11.15              6.86         24,938    2008
                                                                              10.83             11.15         16,595    2007
                                                                              10.00             10.83             --    2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.56            $12.63          1,666    2011
                                                                              13.87             14.56          2,919    2010
                                                                              10.00             13.87          3,349    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.91            $ 9.89         15,111    2011
                                                                           8.71              9.91         15,533    2010
                                                                           6.62              8.71         26,462    2009
                                                                          11.12              6.62         32,511    2008
                                                                          10.18             11.12         27,760    2007
                                                                          10.00             10.18             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.62            $ 9.28         16,194    2011
                                                                           8.21              9.62         16,010    2010
                                                                           6.18              8.21         11,255    2009
                                                                          10.31              6.18         14,234    2008
                                                                          10.24             10.31         23,932    2007
                                                                          10.00             10.24             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.86            $ 9.98         14,892    2011
                                                                           8.82             10.86         14,143    2010
                                                                           6.30              8.82         10,508    2009
                                                                          11.44              6.30         13,924    2008
                                                                           9.96             11.44             --    2007
                                                                          10.00              9.96             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $15.52            $15.53          1,895    2011
                                                                          12.84             15.52          2,752    2010
                                                                          10.00             12.84          3,534    2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $16.03            $14.95             --    2011
                                                                          12.87             16.03             --    2010
                                                                          10.00             12.87             --    2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.04            $10.61         56,367    2011
                                                                           9.92             11.04         56,085    2010
                                                                           7.58              9.92         23,185    2009
                                                                          11.86              7.58         28,370    2008
                                                                          10.97             11.86         20,771    2007
                                                                          10.00             10.97             --    2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $11.02            $10.83          2,705    2011
                                                                          10.03             11.02          4,109    2010
                                                                           7.36             10.03          4,366    2009
                                                                          11.93              7.36          4,985    2008
                                                                          10.97             11.93          4,737    2007
                                                                          10.44             10.97          5,060    2006
                                                                          10.00             10.44             --    2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $11.87            $12.16             --    2011
                                                                          11.04             11.87             --    2010
                                                                           9.10             11.04          8,301    2009
                                                                          10.59              9.10          9,341    2008
                                                                          10.45             10.59             --    2007
                                                                          10.03             10.45             --    2006
                                                                          10.00             10.03             --    2005
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $10.68            $10.62        132,884    2011
                                                                           9.94             10.68        152,472    2010
                                                                           8.62              9.94        171,658    2009
                                                                          11.33              8.62        184,781    2008
                                                                          11.13             11.33        188,927    2007
                                                                          10.18             11.13        173,590    2006
                                                                          10.00             10.18             --    2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.99            $ 9.65             --    2011
                                                                                  9.35              9.99             --    2010
                                                                                  6.62              9.35             --    2009
                                                                                 12.44              6.62             --    2008
                                                                                 11.15             12.44             --    2007
                                                                                 10.57             11.15         22,924    2006
                                                                                 10.00             10.57             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.26            $10.02             --    2011
                                                                                  9.04             10.26             --    2010
                                                                                  7.21              9.04             --    2009
                                                                                 12.00              7.21             --    2008
                                                                                 11.76             12.00             --    2007
                                                                                 10.47             11.76         39,565    2006
                                                                                 10.00             10.47             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $11.26            $10.77         31,576    2011
                                                                                  9.34             11.26         32,858    2010
                                                                                  6.97              9.34         16,656    2009
                                                                                 11.47              6.97         20,478    2008
                                                                                 11.88             11.47         22,732    2007
                                                                                 10.58             11.88          6,153    2006
                                                                                 10.00             10.58             --    2005
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.63            $12.79         13,739    2011
                                                                                 11.27             12.63         15,306    2010
                                                                                  8.20             11.27         12,068    2009
                                                                                 10.95              8.20         14,763    2008
                                                                                 10.80             10.95          4,420    2007
                                                                                 10.11             10.80         23,483    2006
                                                                                 10.00             10.11             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.95            $11.83         60,116    2011
                                                                                 11.58             11.95         66,219    2010
                                                                                 10.44             11.58         82,647    2009
                                                                                 10.70             10.44         78,523    2008
                                                                                 10.18             10.70        148,286    2007
                                                                                  9.99             10.18         20,628    2006
                                                                                 10.00              9.99             --    2005
-------------------------------------------------------------------------------------------------------------------------------

                            NO RIDER OPTION ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $12.31            $11.17         5,942     2011
                                                                           10.82             12.31         5,220     2010
                                                                            9.07             10.82         5,257     2009
                                                                           16.00              9.07         5,951     2008
                                                                           14.49             16.00         6,055     2007
                                                                           13.83             14.49         6,157     2006
                                                                           12.90             13.83            --     2005
                                                                           12.27             12.90            --     2004
                                                                           10.00             12.27            --     2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $12.16            $11.18         6,368     2011
                                                                           10.53             12.16         7,754     2010
                                                                            8.15             10.53        10,231     2009
                                                                           14.96              8.15        11,133     2008
                                                                           16.11             14.96         6,202     2007
                                                                           11.49             16.11         2,948     2006
                                                                           10.00             11.49           608     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.54           117     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.35            $ 8.93            --     2011
                                                                            8.60              9.35            43     2010
                                                                            7.01              8.60         1,584     2009
                                                                           10.19              7.01            --     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.76            $13.34         5,503     2011
                                                                           11.48             12.76         5,505     2010
                                                                            9.68             11.48        21,731     2009
                                                                           16.56              9.68        20,245     2008
                                                                           16.02             16.56         5,339     2007
                                                                           13.90             16.02         3,710     2006
                                                                           13.48             13.90           849     2005
                                                                           12.30             13.48           698     2004
                                                                           10.00             12.30            --     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $13.21            $12.53           773     2011
                                                                           12.21             13.21           788     2010
                                                                            9.03             12.21         1,815     2009
                                                                           15.23              9.03           856     2008
                                                                           13.61             15.23           873     2007
                                                                           13.90             13.61           987     2006
                                                                           12.28             13.90           306     2005
                                                                           11.50             12.28           109     2004
                                                                           10.00             11.50           110     2003
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.74            $12.93        29,179     2011
                                                                           11.34             11.74        35,179     2010
                                                                           10.44             11.34        54,667     2009
                                                                           10.76             10.44        57,123     2008
                                                                            9.97             10.76        28,485     2007
                                                                            9.96              9.97        13,741     2006
                                                                           10.00              9.96            --     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                           $13.62            $13.84         2,611     2011
                                                                12.11             13.62         2,788     2010
                                                                10.40             12.11         7,330     2009
                                                                16.14             10.40         3,253     2008
                                                                16.39             16.14         3,463     2007
                                                                14.20             16.39         3,567     2006
                                                                13.77             14.20         2,577     2005
                                                                12.37             13.77            --     2004
                                                                10.00             12.37            --     2003
--------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                             $18.25            $15.82        29,399     2011
                                                                16.35             18.25        30,133     2010
                                                                12.40             16.35        45,004     2009
                                                                22.80             12.40        56,689     2008
                                                                19.60             22.80        58,805     2007
                                                                15.91             19.60        23,953     2006
                                                                14.25             15.91            60     2005
                                                                12.58             14.25            --     2004
                                                                10.00             12.58            --     2003
--------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                  $12.89            $12.84           336     2011
                                                                11.27             12.89           368     2010
                                                                 8.50             11.27         1,648     2009
                                                                14.74              8.50           373     2008
                                                                12.36             14.74           292     2007
                                                                12.97             12.36           403     2006
                                                                12.88             12.97           244     2005
                                                                11.81             12.88           106     2004
                                                                10.00             11.81           107     2003
--------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                     $15.09            $15.02         6,845     2011
                                                                13.50             15.09        14,014     2010
                                                                11.43             13.50        14,288     2009
                                                                15.84             11.43        14,241     2008
                                                                16.94             15.84        12,183     2007
                                                                14.49             16.94         8,879     2006
                                                                14.00             14.49         2,335     2005
                                                                12.42             14.00         1,208     2004
                                                                10.00             12.42            --     2003
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                     $10.00            $ 8.80         1,051     2011
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $22.79            $21.04         3,822     2011
                                                                18.85             22.79         4,589     2010
                                                                14.80             18.85         3,365     2009
                                                                22.64             14.80         3,563     2008
                                                                22.37             22.64         3,581     2007
                                                                18.22             22.37         2,852     2006
                                                                16.84             18.22           634     2005
                                                                13.61             16.84            --     2004
                                                                10.00             13.61            --     2003
--------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                    $10.00            $ 9.14         3,595     2011
--------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.98            $15.81         5,247     2011
                                                                                  12.76             15.98         5,521     2010
                                                                                   9.56             12.76         5,639     2009
                                                                                  16.27              9.56         8,171     2008
                                                                                  16.27             16.27         8,169     2007
                                                                                  15.32             16.27         8,393     2006
                                                                                  14.24             15.32         1,413     2005
                                                                                  12.62             14.24            98     2004
                                                                                  10.00             12.62            99     2003
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.42            $10.27        36,756     2011
                                                                                  10.57             10.42        43,999     2010
                                                                                  10.72             10.57        18,659     2009
                                                                                  10.61             10.72        42,009     2008
                                                                                  10.27             10.61         4,802     2007
                                                                                   9.96             10.27         4,373     2006
                                                                                   9.84              9.96         5,886     2005
                                                                                   9.93              9.84            --     2004
                                                                                  10.00              9.93            --     2003
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.76            $ 9.62            --     2011
                                                                                   9.90              9.76            --     2010
                                                                                  10.04              9.90            --     2009
                                                                                  10.00             10.04            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $14.10            $14.02         6,338     2011
                                                                                  12.46             14.10            --     2010
                                                                                   9.45             12.46            --     2009
                                                                                  14.63              9.45            --     2008
                                                                                  13.77             14.63            --     2007
                                                                                  12.79             13.77            --     2006
                                                                                  12.53             12.79            --     2005
                                                                                  11.97             12.53            --     2004
                                                                                  10.00             11.97            --     2003
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $12.03            $12.16         6,979     2011
                                                                                  11.18             12.03         7,052     2010
                                                                                   7.86             11.18        13,746     2009
                                                                                  10.95              7.86        16,410     2008
                                                                                  10.94             10.95        18,268     2007
                                                                                  10.52             10.94         7,400     2006
                                                                                  10.27             10.52            --     2005
                                                                                  10.14             10.27            --     2004
                                                                                  10.00             10.14            --     2003
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $17.84            $17.09        35,123     2011
                                                                                  15.48             17.84        38,382     2010
                                                                                  11.59             15.48        42,781     2009
                                                                                  20.53             11.59        46,918     2008
                                                                                  17.76             20.53        45,487     2007
                                                                                  16.17             17.76        28,411     2006
                                                                                  14.07             16.17         3,088     2005
                                                                                  12.39             14.07         1,606     2004
                                                                                  10.00             12.39            --     2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $13.83            $13.72          8,817    2011
                                                                                   12.21             13.83          9,101    2010
                                                                                    9.54             12.21         14,340    2009
                                                                                   16.93              9.54         19,211    2008
                                                                                   16.96             16.93         13,930    2007
                                                                                   14.35             16.96          4,664    2006
                                                                                   13.79             14.35            807    2005
                                                                                   12.58             13.79             93    2004
                                                                                   10.00             12.58             --    2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $26.03            $22.87          7,301    2011
                                                                                   20.54             26.03          7,502    2010
                                                                                   14.92             20.54          8,240    2009
                                                                                   25.06             14.92          9,745    2008
                                                                                   22.05             25.06         11,022    2007
                                                                                   19.90             22.05         10,698    2006
                                                                                   17.11             19.90          1,724    2005
                                                                                   13.93             17.11             --    2004
                                                                                   10.00             13.93             --    2003
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.75            $12.87        350,627    2011
                                                                                   11.49             12.75        391,187    2010
                                                                                    8.60             11.49        448,210    2009
                                                                                   12.40              8.60        513,953    2008
                                                                                   12.13             12.40        549,668    2007
                                                                                   10.41             12.13        398,266    2006
                                                                                   10.00             10.41         63,668    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $13.22            $12.83         24,922    2011
                                                                                   12.02             13.22         26,647    2010
                                                                                    9.40             12.02         30,161    2009
                                                                                   14.57              9.40         34,185    2008
                                                                                   13.92             14.57         43,257    2007
                                                                                   12.74             13.92         26,433    2006
                                                                                   12.79             12.74          2,518    2005
                                                                                   12.02             12.79             97    2004
                                                                                   10.00             12.02             --    2003
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.74            $ 8.48         20,371    2011
                                                                                    8.05              8.74         20,404    2010
                                                                                    6.27              8.05         20,565    2009
                                                                                    9.92              6.27         20,974    2008
                                                                                   10.00              9.92         11,814    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $14.55            $14.19         73,815    2011
                                                                                   13.28             14.55         82,617    2010
                                                                                   10.69             13.28         83,616    2009
                                                                                   17.24             10.69         84,161    2008
                                                                                   16.91             17.24         99,502    2007
                                                                                   14.49             16.91         37,767    2006
                                                                                   13.30             14.49          4,503    2005
                                                                                   11.98             13.30             --    2004
                                                                                   10.00             11.98             --    2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        $19.21            $16.92         40,181    2011
                                                                              17.98             19.21         45,038    2010
                                                                              13.31             17.98         55,780    2009
                                                                              22.66             13.31         63,277    2008
                                                                              19.92             22.66         69,613    2007
                                                                              16.64             19.92         34,219    2006
                                                                              15.33             16.64          1,373    2005
                                                                              13.12             15.33            381    2004
                                                                              10.00             13.12             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         $ 8.67            $ 7.94         72,316    2011
                                                                               8.19              8.67         79,817    2010
                                                                               6.34              8.19         96,880    2009
                                                                              11.15              6.34        100,424    2008
                                                                              11.05             11.15         74,143    2007
                                                                              10.00             11.05         13,370    2006
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                          $ 9.76            $ 9.61             --    2011
                                                                               9.90              9.76             --    2010
                                                                              10.00              9.90             --    2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        $13.78            $13.19        111,294    2011
                                                                              12.75             13.78        138,050    2010
                                                                              10.71             12.75        158,255    2009
                                                                              15.37             10.71        168,993    2008
                                                                              13.97             15.37        186,486    2007
                                                                              12.46             13.97        161,502    2006
                                                                              12.19             12.46         31,297    2005
                                                                              11.44             12.19             --    2004
                                                                              10.00             11.44             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        $10.41            $ 9.94        168,404    2011
                                                                               9.66             10.41        180,081    2010
                                                                               8.13              9.66        202,990    2009
                                                                              11.68              8.13        226,892    2008
                                                                              10.62             11.68        217,490    2007
                                                                              10.00             10.62        150,674    2006
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    $12.70            $13.45        187,501    2011
                                                                              11.80             12.70        214,763    2010
                                                                              10.92             11.80        201,403    2009
                                                                              10.94             10.92        100,264    2008
                                                                              10.44             10.94        102,067    2007
                                                                              10.00             10.44         39,585    2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.79            $ 9.81         51,727    2011
                                                                               8.68              9.79         53,992    2010
                                                                               6.97              8.68         23,945    2009
                                                                              11.26              6.97         18,096    2008
                                                                              10.87             11.26         10,989    2007
                                                                              10.00             10.87            672    2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.71            $12.84            549    2011
                                                                              13.93             14.71            690    2010
                                                                              10.00             13.93            278    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $10.20            $10.23        16,437     2011
                                                                           8.91             10.20        12,252     2010
                                                                           6.73              8.91        21,226     2009
                                                                          11.24              6.73        24,078     2008
                                                                          10.22             11.24        15,527     2007
                                                                          10.00             10.22           416     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.89            $ 9.60        13,829     2011
                                                                           8.40              9.89        14,076     2010
                                                                           6.28              8.40         8,202     2009
                                                                          10.42              6.28         9,540     2008
                                                                          10.28             10.42        14,430     2007
                                                                          10.00             10.28           939     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $11.17            $10.33        10,578     2011
                                                                           9.02             11.17        10,202     2010
                                                                           6.40              9.02         7,384     2009
                                                                          11.56              6.40         9,813     2008
                                                                          10.00             11.56         1,350     2007
                                                                          10.00             10.00           431     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $15.68            $15.79         3,694     2011
                                                                          12.89             15.68         5,213     2010
                                                                          10.00             12.89         5,773     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $16.19            $15.20         1,671     2011
                                                                          12.93             16.19         1,863     2010
                                                                          10.00             12.93         1,484     2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.36            $10.98        47,203     2011
                                                                          10.14             11.36        39,416     2010
                                                                           7.70             10.14        17,783     2009
                                                                          11.98              7.70        20,108     2008
                                                                          11.01             11.98        12,015     2007
                                                                          10.00             11.01           399     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $13.77            $13.63         2,628     2011
                                                                          12.46             13.77         4,287     2010
                                                                           9.09             12.46         1,326     2009
                                                                          14.64              9.09         1,658     2008
                                                                          13.38             14.64         1,789     2007
                                                                          12.65             13.38         1,803     2006
                                                                          12.32             12.65         1,821     2005
                                                                          11.47             12.32           767     2004
                                                                          10.00             11.47            --     2003
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $13.48            $13.89         5,605     2011
                                                                          12.46             13.48         5,711     2010
                                                                          10.21             12.46        11,599     2009
                                                                          11.81             10.21        15,449     2008
                                                                          11.58             11.81         6,569     2007
                                                                          11.05             11.58         4,108     2006
                                                                          11.03             11.05           302     2005
                                                                          10.41             11.03            --     2004
                                                                          10.00             10.41            --     2003
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $13.45            $13.47        15,435     2011
                                                                                 12.45             13.45        22,317     2010
                                                                                 10.73             12.45        23,532     2009
                                                                                 14.02             10.73        31,897     2008
                                                                                 13.69             14.02        31,970     2007
                                                                                 12.44             13.69        30,668     2006
                                                                                 12.30             12.44         9,410     2005
                                                                                 11.24             12.30           112     2004
                                                                                 10.00             11.24           113     2003
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.02            $12.66        19,431     2011
                                                                                 12.11             13.02        20,168     2010
                                                                                  8.52             12.11        25,814     2009
                                                                                 15.92              8.52        26,988     2008
                                                                                 14.18             15.92        25,273     2007
                                                                                 13.37             14.18        14,736     2006
                                                                                 12.93             13.37           471     2005
                                                                                 12.31             12.93            --     2004
                                                                                 10.00             12.31            --     2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $13.70            $13.46        22,569     2011
                                                                                 12.01             13.70        24,232     2010
                                                                                  9.52             12.01        33,022     2009
                                                                                 15.74              9.52        34,332     2008
                                                                                 15.33             15.74        36,615     2007
                                                                                 13.56             15.33        21,593     2006
                                                                                 13.01             13.56         4,097     2005
                                                                                 12.09             13.01           757     2004
                                                                                 10.00             12.09            --     2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $19.11            $18.38        15,421     2011
                                                                                 15.76             19.11        15,061     2010
                                                                                 11.68             15.76         8,357     2009
                                                                                 19.12             11.68         9,741     2008
                                                                                 19.67             19.12        13,569     2007
                                                                                 17.41             19.67         6,222     2006
                                                                                 16.10             17.41         1,642     2005
                                                                                 13.71             16.10           392     2004
                                                                                 10.00             13.71            --     2003
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $15.51            $15.80        24,807     2011
                                                                                 13.75             15.51        29,682     2010
                                                                                  9.95             13.75        34,975     2009
                                                                                 13.19              9.95        41,560     2008
                                                                                 12.94             13.19        35,509     2007
                                                                                 12.03             12.94        11,294     2006
                                                                                 11.73             12.03         1,584     2005
                                                                                 10.86             11.73            --     2004
                                                                                 10.00             10.86            --     2003
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.32            $12.27        69,777     2011
                                                                                 11.87             12.32        75,534     2010
                                                                                 10.63             11.87        88,225     2009
                                                                                 10.83             10.63        95,443     2008
                                                                                 10.24             10.83        79,378     2007
                                                                                  9.99             10.24        17,559     2006
                                                                                 10.00              9.99         6,734     2005
-------------------------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.14            $ 7.34            --     2011
                                                                            7.20              8.14            --     2010
                                                                            6.08              7.20            --     2009
                                                                           10.79              6.08            --     2008
                                                                            9.84             10.79            --     2007
                                                                           10.00              9.84            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 9.35            $ 8.54         2,144     2011
                                                                            8.15              9.35         2,082     2010
                                                                            6.35              8.15         5,112     2009
                                                                           11.73              6.35         4,973     2008
                                                                           12.72             11.73         1,361     2007
                                                                           10.00             12.72            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.51            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.14            $ 8.68            --     2011
                                                                            8.47              9.14            --     2010
                                                                            6.95              8.47            --     2009
                                                                           10.17              6.95            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 8.55            $ 8.88            --     2011
                                                                            7.74              8.55            --     2010
                                                                            6.57              7.74        13,362     2009
                                                                           11.32              6.57        10,839     2008
                                                                           11.03             11.32            --     2007
                                                                           10.00             11.03            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.33            $ 8.79            --     2011
                                                                            8.68              9.33            --     2010
                                                                            6.47              8.68            --     2009
                                                                           10.97              6.47            --     2008
                                                                            9.87             10.97            --     2007
                                                                           10.00              9.87            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.63            $12.73         7,161     2011
                                                                           11.31             11.63         8,206     2010
                                                                           10.48             11.31        14,596     2009
                                                                           10.87             10.48        10,428     2008
                                                                           10.14             10.87         3,851     2007
                                                                           10.00             10.14         1,496     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 8.92            $ 9.01            --     2011
                                                                            7.98              8.92            --     2010
                                                                            6.90              7.98            --     2009
                                                                           10.78              6.90            --     2008
                                                                           11.02             10.78            --     2007
                                                                           10.00             11.02            --     2006
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 9.76            $ 8.40         8,638     2011
                                                                            8.80              9.76         7,911     2010
                                                                            6.72              8.80        21,151     2009
                                                                           12.44              6.72        29,048     2008
                                                                           10.76             12.44        23,039     2007
                                                                           10.00             10.76         3,115     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.81            $ 9.70            --     2011
                                                                                   8.63              9.81            --     2010
                                                                                   6.55              8.63            --     2009
                                                                                  11.44              6.55            --     2008
                                                                                   9.66             11.44            --     2007
                                                                                  10.00              9.66            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 9.68            $ 9.58            --     2011
                                                                                   8.72              9.68            --     2010
                                                                                   7.43              8.72            --     2009
                                                                                  10.37              7.43         1,292     2008
                                                                                  11.16             10.37         1,330     2007
                                                                                  10.00             11.16           458     2006
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.76            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $10.39            $ 9.53            --     2011
                                                                                   8.65             10.39            --     2010
                                                                                   6.84              8.65            --     2009
                                                                                  10.53              6.84            --     2008
                                                                                  10.48             10.53            --     2007
                                                                                  10.00             10.48            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.10            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.34            $ 9.18            --     2011
                                                                                   7.50              9.34            --     2010
                                                                                   5.66              7.50            --     2009
                                                                                   9.70              5.66            --     2008
                                                                                   9.76              9.70            --     2007
                                                                                  10.00              9.76            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.06            $ 9.85            --     2011
                                                                                  10.28             10.06            --     2010
                                                                                  10.48             10.28            --     2009
                                                                                  10.44             10.48            --     2008
                                                                                  10.18             10.44            --     2007
                                                                                  10.00             10.18            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.59            $ 9.39            --     2011
                                                                                   9.79              9.59            --     2010
                                                                                   9.99              9.79            --     2009
                                                                                  10.00              9.99            --     2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.47            $10.35            --     2011
                                                                                   9.32             10.47            --     2010
                                                                                   7.12              9.32            --     2009
                                                                                  11.09              7.12            --     2008
                                                                                  10.51             11.09            --     2007
                                                                                  10.00             10.51            --     2006
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $10.94            $10.98            --     2011
                                                                                  10.24             10.94            --     2010
                                                                                   7.25             10.24         4,089     2009
                                                                                  10.16              7.25         2,788     2008
                                                                                  10.21             10.16         6,427     2007
                                                                                  10.00             10.21            --     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $10.02            $ 9.53         5,753     2011
                                                                                    8.75             10.02         5,806     2010
                                                                                    6.60              8.75        11,921     2009
                                                                                   11.76              6.60        14,291     2008
                                                                                   10.24             11.76         9,336     2007
                                                                                   10.00             10.24           992     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.72            $ 8.60         6,439     2011
                                                                                    7.75              8.72         6,704     2010
                                                                                    6.10              7.75        10,670     2009
                                                                                   10.89              6.10        10,106     2008
                                                                                   10.99             10.89         5,949     2007
                                                                                   10.00             10.99            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.26            $ 9.82            --     2011
                                                                                    8.94             11.26            --     2010
                                                                                    6.54              8.94            --     2009
                                                                                   11.06              6.54            --     2008
                                                                                    9.79             11.06            --     2007
                                                                                   10.00              9.79            --     2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.33            $11.35        45,145     2011
                                                                                   10.27             11.33        48,758     2010
                                                                                    7.74             10.27        55,043     2009
                                                                                   11.23              7.74        61,082     2008
                                                                                   11.06             11.23        26,516     2007
                                                                                   10.00             11.06        11,627     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.89            $ 9.53            --     2011
                                                                                    9.05              9.89            --     2010
                                                                                    7.13              9.05            --     2009
                                                                                   11.12              7.13         6,086     2008
                                                                                   10.69             11.12         5,596     2007
                                                                                   10.00             10.69         2,141     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.55            $ 8.24            --     2011
                                                                                    7.92              8.55            --     2010
                                                                                    6.21              7.92            --     2009
                                                                                    9.90              6.21            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.11            $ 8.82         6,272     2011
                                                                                    8.37              9.11         6,361     2010
                                                                                    6.78              8.37            --     2009
                                                                                   11.01              6.78         2,832     2008
                                                                                   10.87             11.01         9,873     2007
                                                                                   10.00             10.87           941     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $10.14            $ 8.88         8,165     2011
                                                                                    9.56             10.14         7,670     2010
                                                                                    7.12              9.56        19,621     2009
                                                                                   12.21              7.12        28,020     2008
                                                                                   10.80             12.21        26,893     2007
                                                                                   10.00             10.80         3,329     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.40            $ 7.65         7,132     2011
                                                                                    7.99              8.40         6,909     2010
                                                                                    6.23              7.99        15,615     2009
                                                                                   11.03              6.23        13,964     2008
                                                                                   11.01             11.03            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $10.09            $ 9.57        77,972     2011
                                                                           9.42             10.09        79,305     2010
                                                                           7.98              9.42        83,798     2009
                                                                          11.55              7.98        82,614     2008
                                                                          10.57             11.55        25,896     2007
                                                                          10.00             10.57        12,148     2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.32            $12.96        28,227     2011
                                                                          11.52             12.32        30,970     2010
                                                                          10.73             11.52        17,850     2009
                                                                          10.82             10.73        10,942     2008
                                                                          10.39             10.82        20,266     2007
                                                                          10.00             10.39         3,662     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 9.49            $ 9.45        23,285     2011
                                                                           8.48              9.49        24,447     2010
                                                                           6.85              8.48         9,790     2009
                                                                          11.14              6.85         8,932     2008
                                                                          10.83             11.14         4,367     2007
                                                                          10.00             10.83            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.89            $ 9.86         5,549     2011
                                                                           8.70              9.89         5,849     2010
                                                                           6.61              8.70        11,989     2009
                                                                          11.11              6.61        11,280     2008
                                                                          10.18             11.11         7,305     2007
                                                                          10.00             10.18            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.59            $ 9.25         5,947     2011
                                                                           8.20              9.59         6,025     2010
                                                                           6.17              8.20         5,112     2009
                                                                          10.31              6.17         4,286     2008
                                                                          10.23             10.31         6,299     2007
                                                                          10.00             10.23            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.83            $ 9.95         5,430     2011
                                                                           8.81             10.83         5,323     2010
                                                                           6.29              8.81         4,774     2009
                                                                          11.43              6.29         4,185     2008
                                                                           9.96             11.43            --     2007
                                                                          10.00              9.96            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.01            $10.58        20,709     2011
                                                                           9.90             11.01        21,147     2010
                                                                           7.57              9.90        10,474     2009
                                                                          11.85              7.57         9,837     2008
                                                                          10.96             11.85         5,462     2007
                                                                          10.00             10.96            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.28            $10.10            --     2011
                                                                           9.36             10.28            --     2010
                                                                           6.87              9.36            --     2009
                                                                          11.14              6.87            --     2008
                                                                          10.25             11.14            --     2007
                                                                          10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $11.78            $12.06            --     2011
                                                                                 10.96             11.78            --     2010
                                                                                  9.04             10.96         3,769     2009
                                                                                 10.52              9.04         2,287     2008
                                                                                 10.39             10.52            --     2007
                                                                                 10.00             10.39            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.21            $10.15            --     2011
                                                                                  9.51             10.21           778     2010
                                                                                  8.25              9.51           824     2009
                                                                                 10.85              8.25           827     2008
                                                                                 10.67             10.85           954     2007
                                                                                 10.00             10.67            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.09            $ 8.78            --     2011
                                                                                  8.51              9.09            --     2010
                                                                                  6.03              8.51            --     2009
                                                                                 11.33              6.03         4,068     2008
                                                                                 10.17             11.33         3,088     2007
                                                                                 10.00             10.17         1,243     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.30            $ 9.08            --     2011
                                                                                  8.20              9.30            --     2010
                                                                                  6.55              8.20            --     2009
                                                                                 10.90              6.55         6,805     2008
                                                                                 10.69             10.90         5,768     2007
                                                                                 10.00             10.69         2,149     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.39            $ 8.98        12,176     2011
                                                                                  7.80              9.39        12,310     2010
                                                                                  5.82              7.80         5,400     2009
                                                                                  9.59              5.82         4,602     2008
                                                                                  9.93              9.59         5,065     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.25            $12.39         4,458     2011
                                                                                 10.93             12.25         4,714     2010
                                                                                  7.96             10.93         3,834     2009
                                                                                 10.63              7.96         5,159     2008
                                                                                 10.49             10.63         2,637     2007
                                                                                 10.00             10.49           975     2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.95            $11.83        18,530     2011
                                                                                 11.60             11.95        19,214     2010
                                                                                 10.45             11.60        28,544     2009
                                                                                 10.72             10.45        15,729     2008
                                                                                 10.20             10.72        33,584     2007
                                                                                 10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 8.20            $ 7.41            --     2011
                                                                            7.24              8.20            --     2010
                                                                            6.10              7.24            --     2009
                                                                           10.82              6.10            --     2008
                                                                            9.85             10.82            --     2007
                                                                           10.00              9.85            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $ 9.42            $ 8.61         5,408     2011
                                                                            8.19              9.42         5,516     2010
                                                                            6.37              8.19        12,491     2009
                                                                           11.76              6.37        13,619     2008
                                                                           12.73             11.76         3,695     2007
                                                                           10.00             12.73            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.52            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.19            $ 8.74           258     2011
                                                                            8.50              9.19           285     2010
                                                                            6.96              8.50           314     2009
                                                                           10.18              6.96           349     2008
                                                                           10.00             10.18           377     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 8.61            $ 8.96            --     2011
                                                                            7.78              8.61            --     2010
                                                                            6.60              7.78        32,651     2009
                                                                           11.35              6.60        32,881     2008
                                                                           11.04             11.35            --     2007
                                                                           10.00             11.04            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.40            $ 8.87            --     2011
                                                                            8.73              9.40            --     2010
                                                                            6.49              8.73            --     2009
                                                                           11.00              6.49            --     2008
                                                                            9.88             11.00            --     2007
                                                                           10.00              9.88            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.72            $12.84        17,928     2011
                                                                           11.37             11.72        21,794     2010
                                                                           10.52             11.37        35,769     2009
                                                                           10.90             10.52        32,097     2008
                                                                           10.15             10.90         1,430     2007
                                                                           10.00             10.15         6,623     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $ 8.99            $ 9.09            --     2011
                                                                            8.03              8.99            --     2010
                                                                            6.93              8.03            --     2009
                                                                           10.81              6.93            --     2008
                                                                           11.03             10.81            --     2007
                                                                           10.00             11.03            --     2006
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $ 9.83            $ 8.48        21,947     2011
                                                                            8.85              9.83        20,905     2010
                                                                            6.75              8.85        51,756     2009
                                                                           12.47              6.75        60,061     2008
                                                                           10.78             12.47        44,990     2007
                                                                           10.00             10.78        13,751     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $ 9.88            $ 9.79            --     2011
                                                                                   8.68              9.88            --     2010
                                                                                   6.58              8.68            --     2009
                                                                                  11.47              6.58            --     2008
                                                                                   9.67             11.47            --     2007
                                                                                  10.00              9.67            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $ 9.75            $ 9.66            --     2011
                                                                                   8.77              9.75            --     2010
                                                                                   7.46              8.77            --     2009
                                                                                  10.39              7.46           476     2008
                                                                                  11.17             10.39           490     2007
                                                                                  10.00             11.17         2,020     2006
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.77            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $10.47            $ 9.61            --     2011
                                                                                   8.70             10.47            --     2010
                                                                                   6.87              8.70            --     2009
                                                                                  10.56              6.87            --     2008
                                                                                  10.49             10.56            --     2007
                                                                                  10.00             10.49            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.11            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $ 9.40            $ 9.26            --     2011
                                                                                   7.54              9.40            --     2010
                                                                                   5.68              7.54            --     2009
                                                                                   9.72              5.68            --     2008
                                                                                   9.77              9.72            --     2007
                                                                                  10.00              9.77            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.13            $ 9.94            --     2011
                                                                                  10.33             10.13            --     2010
                                                                                  10.53             10.33            --     2009
                                                                                  10.47             10.53            --     2008
                                                                                  10.19             10.47            --     2007
                                                                                  10.00             10.19            --     2006
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio (DDCA)              $ 9.63            $ 9.44            --     2011
                                                                                   9.82              9.63            --     2010
                                                                                  10.00              9.82            --     2009
                                                                                  10.00             10.00         5,547     2008
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $10.55            $10.44            --     2011
                                                                                   9.37             10.55            --     2010
                                                                                   7.15              9.37            --     2009
                                                                                  11.11              7.15            --     2008
                                                                                  10.52             11.11            --     2007
                                                                                  10.00             10.52            --     2006
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.02            $11.08            --     2011
                                                                                  10.30             11.02            --     2010
                                                                                   7.28             10.30         9,994     2009
                                                                                  10.18              7.28        11,207     2008
                                                                                  10.22             10.18        17,184     2007
                                                                                  10.00             10.22            --     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $10.09            $ 9.62         14,535    2011
                                                                                    8.80             10.09         15,319    2010
                                                                                    6.63              8.80         29,099    2009
                                                                                   11.79              6.63         33,187    2008
                                                                                   10.25             11.79         19,402    2007
                                                                                   10.00             10.25          4,383    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.78            $ 8.67         16,202    2011
                                                                                    7.80              8.78         17,667    2010
                                                                                    6.12              7.80         26,090    2009
                                                                                   10.92              6.12         27,776    2008
                                                                                   11.00             10.92         15,930    2007
                                                                                   10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.34            $ 9.91             --    2011
                                                                                    8.99             11.34             --    2010
                                                                                    6.56              8.99             --    2009
                                                                                   11.08              6.56             --    2008
                                                                                    9.80             11.08             --    2007
                                                                                   10.00              9.80             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.41            $11.45        156,852    2011
                                                                                   10.33             11.41        167,685    2010
                                                                                    7.77             10.33        190,582    2009
                                                                                   11.26              7.77        212,760    2008
                                                                                   11.07             11.26        207,704    2007
                                                                                   10.00             11.07         26,051    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $ 9.96            $ 9.62             --    2011
                                                                                    9.10              9.96             --    2010
                                                                                    7.16              9.10             --    2009
                                                                                   11.15              7.16          2,221    2008
                                                                                   10.70             11.15          2,064    2007
                                                                                   10.00             10.70          9,455    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.59            $ 8.30         47,922    2011
                                                                                    7.95              8.59         51,631    2010
                                                                                    6.23              7.95         57,871    2009
                                                                                    9.90              6.23         62,845    2008
                                                                                   10.00              9.90          6,207    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.17            $ 8.90         15,771    2011
                                                                                    8.41              9.17         16,771    2010
                                                                                    6.81              8.41             --    2009
                                                                                   11.04              6.81          1,033    2008
                                                                                   10.88             11.04         20,679    2007
                                                                                   10.00             10.88          4,162    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $10.22            $ 8.95         20,712    2011
                                                                                    9.61             10.22         20,235    2010
                                                                                    7.15              9.61         48,013    2009
                                                                                   12.24              7.15         56,835    2008
                                                                                   10.81             12.24         53,375    2007
                                                                                   10.00             10.81         14,701    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.46            $ 7.72         18,077    2011
                                                                                    8.04              8.46         18,213    2010
                                                                                    6.25              8.04         38,179    2009
                                                                                   11.06              6.25         40,523    2008
                                                                                   11.02             11.06             --    2007
                                                                                   10.00             11.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                    $10.16            $ 9.66        202,403    2011
                                                                           9.48             10.16        207,188    2010
                                                                           8.02              9.48        229,898    2009
                                                                          11.58              8.02        233,492    2008
                                                                          10.58             11.58        215,168    2007
                                                                          10.00             10.58         27,250    2006
------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                $12.40            $13.07         70,606    2011
                                                                          11.58             12.40         82,133    2010
                                                                          10.77             11.58         43,733    2009
                                                                          10.84             10.77         21,292    2008
                                                                          10.40             10.84         31,985    2007
                                                                          10.00             10.40         16,196    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $ 9.56            $ 9.54         58,708    2011
                                                                           8.52              9.56         64,501    2010
                                                                           6.88              8.52         23,921    2009
                                                                          11.17              6.88         24,532    2008
                                                                          10.84             11.17         11,675    2007
                                                                          10.00             10.84             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $ 9.96            $ 9.94         14,012    2011
                                                                           8.75              9.96         15,447    2010
                                                                           6.64              8.75         29,245    2009
                                                                          11.14              6.64         31,915    2008
                                                                          10.19             11.14         19,503    2007
                                                                          10.00             10.19             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.66            $ 9.33         15,037    2011
                                                                           8.24              9.66         15,921    2010
                                                                           6.20              8.24         12,456    2009
                                                                          10.33              6.20         13,971    2008
                                                                          10.24             10.33         16,835    2007
                                                                          10.00             10.24             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $10.91            $10.04         13,804    2011
                                                                           8.86             10.91         14,070    2010
                                                                           6.32              8.86         11,636    2009
                                                                          11.46              6.32         13,655    2008
                                                                           9.97             11.46             --    2007
                                                                          10.00              9.97             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.09            $10.67         52,308    2011
                                                                           9.96             11.09         55,774    2010
                                                                           7.60              9.96         25,602    2009
                                                                          11.88              7.60         27,913    2008
                                                                          10.97             11.88         14,606    2007
                                                                          10.00             10.97             --    2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.35            $10.19             --    2011
                                                                           9.41             10.35             --    2010
                                                                           6.90              9.41             --    2009
                                                                          11.17              6.90             --    2008
                                                                          10.26             11.17             --    2007
                                                                          10.00             10.26             --    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        $11.87            $12.16            --     2011
                                                                                 11.02             11.87            --     2010
                                                                                  9.07             11.02         9,229     2009
                                                                                 10.55              9.07         9,187     2008
                                                                                 10.40             10.55            --     2007
                                                                                 10.00             10.40            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.28            $10.24        24,508     2011
                                                                                  9.57             10.28        26,187     2010
                                                                                  8.29              9.57        27,572     2009
                                                                                 10.88              8.29        27,195     2008
                                                                                 10.68             10.88        23,222     2007
                                                                                 10.00             10.68            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 9.16            $ 8.85            --     2011
                                                                                  8.55              9.16            --     2010
                                                                                  6.05              8.55            --     2009
                                                                                 11.36              6.05         1,481     2008
                                                                                 10.18             11.36         1,137     2007
                                                                                 10.00             10.18         5,506     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.37            $ 9.16            --     2011
                                                                                  8.25              9.37            --     2010
                                                                                  6.57              8.25            --     2009
                                                                                 10.92              6.57         2,482     2008
                                                                                 10.70             10.92         2,125     2007
                                                                                 10.00             10.70         9,480     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.46            $ 9.06        30,862     2011
                                                                                  7.84              9.46        32,491     2010
                                                                                  5.84              7.84        13,162     2009
                                                                                  9.61              5.84        15,027     2008
                                                                                  9.94              9.61        13,530     2007
                                                                                 10.00              9.94            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.34            $12.50        11,149     2011
                                                                                 10.99             12.34        12,455     2010
                                                                                  7.99             10.99         9,370     2009
                                                                                 10.66              7.99        11,695     2008
                                                                                 10.50             10.66           975     2007
                                                                                 10.00             10.50         4,301     2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.04            $11.94        46,389     2011
                                                                                 11.66             12.04        50,870     2010
                                                                                 10.50             11.66        69,873     2009
                                                                                 10.75             10.50        63,213     2008
                                                                                 10.21             10.75        89,799     2007
                                                                                 10.00             10.21            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                    PRINCIPAL PROTECTION ADVANTAGE ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $10.04            $ 9.07            --     2011
                                                                            8.85             10.04            --     2010
                                                                            7.45              8.85            --     2009
                                                                           13.20              7.45            --     2008
                                                                           12.01             13.20            --     2007
                                                                           11.51             12.01            --     2006
                                                                           10.77             11.51            --     2005
                                                                           10.00             10.77            --     2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $11.89            $10.88           124     2011
                                                                           10.33             11.89           116     2010
                                                                            8.03             10.33           253     2009
                                                                           14.79              8.03           274     2008
                                                                           16.00             14.79            72     2007
                                                                           11.46             16.00            --     2006
                                                                           10.00             11.46            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.52            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.22            $ 8.77            --     2011
                                                                            8.52              9.22            --     2010
                                                                            6.97              8.52            --     2009
                                                                           10.18              6.97            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.99            $10.40            --     2011
                                                                            9.02              9.99            --     2010
                                                                            7.64              9.02           720     2009
                                                                           13.12              7.64           719     2008
                                                                           12.75             13.12            --     2007
                                                                           11.10             12.75           907     2006
                                                                           10.81             11.10           929     2005
                                                                           10.00             10.81            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.46            $10.83            --     2011
                                                                           10.63             11.46            --     2010
                                                                            7.90             10.63            --     2009
                                                                           13.38              7.90            --     2008
                                                                           12.00             13.38            --     2007
                                                                           12.30             12.00            --     2006
                                                                           10.91             12.30            --     2005
                                                                           10.00             10.91            --     2004
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.47            $12.59         3,271     2011
                                                                           11.12             11.47         3,847     2010
                                                                           10.28             11.12         4,082     2009
                                                                           10.65             10.28         3,548     2008
                                                                            9.91             10.65         3,828     2007
                                                                            9.93              9.91         4,311     2006
                                                                           10.00              9.93         3,658     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                             $10.07            $10.19            --     2011
                                                                                   8.99             10.07            --     2010
                                                                                   7.76              8.99            --     2009
                                                                                  12.08              7.76            --     2008
                                                                                  12.32             12.08            --     2007
                                                                                  10.72             12.32            --     2006
                                                                                  10.00             10.72            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               $12.98            $11.20           480     2011
                                                                                  11.67             12.98           418     2010
                                                                                   8.89             11.67         1,002     2009
                                                                                  16.41              8.89         1,086     2008
                                                                                  14.17             16.41           787     2007
                                                                                  11.54             14.17           731     2006
                                                                                  10.00             11.54            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    $10.65            $10.57         3,684     2011
                                                                                   9.35             10.65         3,841     2010
                                                                                   7.08              9.35         4,244     2009
                                                                                  12.34              7.08         4,422     2008
                                                                                  10.39             12.34         3,623     2007
                                                                                  10.94             10.39         4,065     2006
                                                                                  10.00             10.94         3,538     2005
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $10.96            $10.87            --     2011
                                                                                   9.85             10.96            --     2010
                                                                                   8.37              9.85            --     2009
                                                                                  11.64              8.37            --     2008
                                                                                  12.51             11.64            --     2007
                                                                                  10.74             12.51           126     2006
                                                                                  10.00             10.74            --     2005
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $10.00            $ 8.78            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $14.10            $12.97            --     2011
                                                                                  11.71             14.10            --     2010
                                                                                   9.23             11.71            --     2009
                                                                                  14.18              9.23            --     2008
                                                                                  14.08             14.18            --     2007
                                                                                  11.51             14.08            --     2006
                                                                                  10.00             11.51            --     2005
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.12            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $11.71            $11.54            --     2011
                                                                                   9.39             11.71            --     2010
                                                                                   7.06              9.39            --     2009
                                                                                  12.07              7.06            --     2008
                                                                                  12.11             12.07            --     2007
                                                                                  11.45             12.11           817     2006
                                                                                  10.00             11.45           804     2005
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.33            $10.14         6,717     2011
                                                                                  10.53             10.33         3,223     2010
                                                                                  10.71             10.53         3,012     2009
                                                                                  10.64             10.71         2,308     2008
                                                                                  10.35             10.64         3,443     2007
                                                                                  10.08             10.35         4,477     2006
                                                                                  10.00             10.08         4,252     2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $11.70            $11.59             --    2011
                                                                                10.38             11.70             --    2010
                                                                                 7.91             10.38             --    2009
                                                                                12.29              7.91             --    2008
                                                                                11.62             12.29             --    2007
                                                                                10.84             11.62             --    2006
                                                                                10.00             10.84             --    2005
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $11.49            $11.57             --    2011
                                                                                10.73             11.49             --    2010
                                                                                 7.58             10.73            245    2009
                                                                                10.59              7.58            277    2008
                                                                                10.62             10.59            408    2007
                                                                                10.26             10.62             --    2006
                                                                                10.06             10.26             --    2005
                                                                                10.00             10.06             --    2004
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $13.77            $13.14            308    2011
                                                                                12.00             13.77            297    2010
                                                                                 9.02             12.00            546    2009
                                                                                16.04              9.02            596    2008
                                                                                13.93             16.04            338    2007
                                                                                12.74             13.93            224    2006
                                                                                11.13             12.74             --    2005
                                                                                10.00             11.13             --    2004
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $10.74            $10.61          6,439    2011
                                                                                 9.52             10.74          6,709    2010
                                                                                 7.47              9.52          7,256    2009
                                                                                13.30              7.47          7,470    2008
                                                                                13.39             13.30          5,755    2007
                                                                                11.37             13.39          6,123    2006
                                                                                10.97             11.37          6,562    2005
                                                                                10.00             10.97             --    2004
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $18.11            $15.85             --    2011
                                                                                14.35             18.11             --    2010
                                                                                10.46             14.35             --    2009
                                                                                17.65             10.46             --    2008
                                                                                15.60             17.65             --    2007
                                                                                14.14             15.60             --    2006
                                                                                12.20             14.14             --    2005
                                                                                10.00             12.20             --    2004
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $12.46            $12.52         81,318    2011
                                                                                11.27             12.46         88,896    2010
                                                                                 8.47             11.27         93,641    2009
                                                                                12.27              8.47        103,178    2008
                                                                                12.05             12.27        105,553    2007
                                                                                10.38             12.05        101,544    2006
                                                                                10.00             10.38         33,130    2005
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                  $10.58            $10.22             --    2011
                                                                                 9.66             10.58             --    2010
                                                                                 7.58              9.66             --    2009
                                                                                11.80              7.58             --    2008
                                                                                11.32             11.80             --    2007
                                                                                10.40             11.32          1,847    2006
                                                                                10.00             10.40          1,209    2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.62            $ 8.33             --    2011
                                                                                    7.97              8.62             --    2010
                                                                                    6.23              7.97             --    2009
                                                                                    9.90              6.23             --    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.84            $10.52            387    2011
                                                                                    9.93             10.84            376    2010
                                                                                    8.02              9.93             --    2009
                                                                                   13.00              8.02             --    2008
                                                                                   12.80             13.00            413    2007
                                                                                   11.02             12.80            247    2006
                                                                                   10.00             11.02             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $12.62            $11.07            483    2011
                                                                                   11.86             12.62            432    2010
                                                                                    8.82             11.86            993    2009
                                                                                   15.07              8.82          1,098    2008
                                                                                   13.30             15.07          1,001    2007
                                                                                   11.16             13.30          2,279    2006
                                                                                   10.00             11.16          1,584    2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.50            $ 7.76            520    2011
                                                                                    8.07              8.50            479    2010
                                                                                    6.27              8.07            971    2009
                                                                                   11.07              6.27          1,026    2008
                                                                                   11.03             11.07             --    2007
                                                                                   10.00             11.03             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $11.75            $11.21         72,734    2011
                                                                                   10.92             11.75         74,064    2010
                                                                                    9.21             10.92         78,753    2009
                                                                                   13.27              9.21         97,103    2008
                                                                                   12.11             13.27        106,846    2007
                                                                                   10.84             12.11        105,333    2006
                                                                                   10.66             10.84         65,992    2005
                                                                                   10.00             10.66             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $10.21            $ 9.71         24,264    2011
                                                                                    9.51             10.21         24,201    2010
                                                                                    8.04              9.51         24,476    2009
                                                                                   11.60              8.04         23,564    2008
                                                                                   10.59             11.60         25,206    2007
                                                                                   10.00             10.59         19,090    2006
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $12.46            $13.15          2,031    2011
                                                                                   11.63             12.46          2,165    2010
                                                                                   10.80             11.63          1,110    2009
                                                                                   10.86             10.80            488    2008
                                                                                   10.41             10.86            701    2007
                                                                                   10.00             10.41          1,122    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                      $ 9.61            $ 9.59          1,692    2011
                                                                                    8.56              9.61          1,701    2010
                                                                                    6.89              8.56            610    2009
                                                                                   11.19              6.89            617    2008
                                                                                   10.85             11.19            289    2007
                                                                                   10.00             10.85             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.61            $12.70         4,212     2011
                                                                              13.89             14.61         3,840     2010
                                                                              10.00             13.89         3,785     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.00            $10.00           403     2011
                                                                               8.78             10.00           407     2010
                                                                               6.66              8.78           746     2009
                                                                              11.16              6.66           808     2008
                                                                              10.20             11.16           482     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             $ 9.71            $ 9.38           433     2011
                                                                               8.28              9.71           419     2010
                                                                               6.21              8.28           317     2009
                                                                              10.35              6.21           354     2008
                                                                              10.25             10.35           416     2007
                                                                              10.00             10.25            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1               $10.96            $10.10           395     2011
                                                                               8.89             10.96           371     2010
                                                                               6.33              8.89           297     2009
                                                                              11.48              6.33           345     2008
                                                                               9.98             11.48            --     2007
                                                                              10.00              9.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                $15.58            $15.62         1,833     2011
                                                                              12.85             15.58         1,923     2010
                                                                              10.00             12.85         2,257     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1               $16.08            $15.03            --     2011
                                                                              12.89             16.08            --     2010
                                                                              10.00             12.89            --     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  $11.14            $10.73         1,505     2011
                                                                               9.99             11.14         1,472     2010
                                                                               7.62              9.99           653     2009
                                                                              11.90              7.62           703     2008
                                                                              10.98             11.90           361     2007
                                                                              10.00             10.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               $11.84            $11.67            --     2011
                                                                              10.76             11.84            --     2010
                                                                               7.88             10.76            --     2009
                                                                              12.74              7.88            --     2008
                                                                              11.69             12.74            --     2007
                                                                              11.10             11.69            --     2006
                                                                              10.85             11.10            --     2005
                                                                              10.00             10.85            --     2004
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     $12.13            $12.45            --     2011
                                                                              11.26             12.13            --     2010
                                                                               9.26             11.26           230     2009
                                                                              10.75              9.26           233     2008
                                                                              10.59             10.75            --     2007
                                                                              10.15             10.59            --     2006
                                                                              10.00             10.15            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.91            $10.88        42,360     2011
                                                                                 10.14             10.91        45,559     2010
                                                                                  8.78             10.14        50,504     2009
                                                                                 11.51              8.78        61,219     2008
                                                                                 11.29             11.51        73,900     2007
                                                                                 10.30             11.29        63,067     2006
                                                                                 10.00             10.30        38,616     2005
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $10.50            $10.16            --     2011
                                                                                  9.80             10.50            --     2010
                                                                                  6.93              9.80            --     2009
                                                                                 12.99              6.93            --     2008
                                                                                 11.62             12.99            --     2007
                                                                                 11.00             11.62           335     2006
                                                                                 10.68             11.00            --     2005
                                                                                 10.00             10.68            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $11.10            $10.86            --     2011
                                                                                  9.77             11.10            --     2010
                                                                                  7.77              9.77            --     2009
                                                                                 12.91              7.77            --     2008
                                                                                 12.63             12.91            --     2007
                                                                                 11.21             12.63           561     2006
                                                                                 10.80             11.21            --     2005
                                                                                 10.00             10.80            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $13.64            $13.07         2,520     2011
                                                                                 11.29             13.64         2,515     2010
                                                                                  8.41             11.29         2,495     2009
                                                                                 13.82              8.41         2,765     2008
                                                                                 14.28             13.82         2,276     2007
                                                                                 12.68             14.28         2,488     2006
                                                                                 11.78             12.68         2,593     2005
                                                                                 10.00             11.78            --     2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.95            $14.15         1,275     2011
                                                                                 12.42             13.95         1,363     2010
                                                                                  9.02             12.42         1,371     2009
                                                                                 12.01              9.02         1,585     2008
                                                                                 11.82             12.01         1,356     2007
                                                                                 11.04             11.82         2,008     2006
                                                                                 10.81             11.04         1,740     2005
                                                                                 10.00             10.81            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.04            $11.94         6,554     2011
                                                                                 11.65             12.04         6,924     2010
                                                                                 10.47             11.65         7,227     2009
                                                                                 10.71             10.47         6,524     2008
                                                                                 10.17             10.71         9,066     2007
                                                                                  9.96             10.17         9,042     2006
                                                                                 10.00              9.96         8,624     2005
-------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-9
   Written Notice.................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (Foundation) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1154 4/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2012, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2012.

TABLE OF CONTENTS


THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-4

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-4

THE CONTRACTS........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-7
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-8
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-8
   IRS Required Distributions........................................................................................ B-8

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-9
   Misstatement of Age or Gender..................................................................................... B-9
   Incontestability.................................................................................................. B-9
   Statement of Values............................................................................................... B-9
   Trust as Owner or Beneficiary..................................................................................... B-9
   Written Notice.................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment and financial solutions to more than 15 million customers, with a presence in more than 25 countries. In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.



  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance, group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreement backed notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.


We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days', advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.



GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties on six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield: -1.56% as of December 31, 2011
Effective Yield: -1.55% as of December 31, 2011


Dreyfus Variable Investment Fund -- Money Market Portfolio


Current Yield: -1.56% as of December 31, 2011
Effective Yield: -1.55% as of December 31, 2011

PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2011 and 2010, and for each of the years in the three-year period ended December 31, 2011, and the financial statements of the Separate Account as of December 31, 2011 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries dated March 26, 2012 refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2011

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2011

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-66

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares, Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Capital Development Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Large Cap Growth Fund -- Series I shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Utilities Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series II -- DWS Capital Growth VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Large Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated Capital Appreciation Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares,
U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance

Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service
Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative
Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2011, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the underlying mutual funds or their transfer agent. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2011, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 19, 2012

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2011


                                         -------------------------
                                         INVESCO V.I. INVESCO V.I.
                                            BASIC       CAPITAL
                                            VALUE     APPRECIATION
                                           FUND --      FUND --
                           CONSOLIDATED   SERIES II     SERIES I
                              TOTAL         SHARES       SHARES
                          -------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2b)......... $8,023,206,290   8,262,135   8,459,354
Dividend receivable......      2,066,099          --          --
Receivable for units sold        880,701          --          --
                          --------------  ----------   ---------
    Total assets.........  8,026,153,090   8,262,135   8,459,354
                          --------------  ----------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        374,008         363         361
Payable for units
 withdrawn...............      3,213,006       6,827         921
                          --------------  ----------   ---------
    Total liabilities....      3,587,014       7,190       1,282
                          --------------  ----------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  7,796,987,099   8,254,945   8,458,072
 Variable annuity
   contract owners in
   the annuitization
   period................    218,518,720          --          --
 Genworth Life and
   Annuity (note 4c).....      7,060,257          --          --
                          --------------  ----------   ---------
    Net assets........... $8,022,566,076   8,254,945   8,458,072
                          ==============  ==========   =========
Investments in
 securities at cost...... $8,126,837,508  10,813,982   8,899,383
                          ==============  ==========   =========
Shares outstanding.......                  1,358,904     394,928
                                          ==========   =========

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          --------------------------------------------------------------------------------------------
                          INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                            CAPITAL        CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL  LARGE CAP   INVESCO V.I.
                          DEVELOPMENT     EQUITY       ESTATE     SECURITIES     GROWTH        GROWTH     TECHNOLOGY
                            FUND --      FUND --      FUND --      FUND --       FUND --      FUND --      FUND --
                            SERIES I     SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........    6,582      10,715,957    208,285       7,333      47,430,483        --         11,050
Dividend receivable......       --              --         --          --              --        --             --
Receivable for units sold       --              --         34          --          16,457        --             --
                             -----      ----------    -------       -----      ----------        --         ------
    Total assets.........    6,582      10,715,957    208,319       7,333      47,446,940        --         11,050
                             -----      ----------    -------       -----      ----------        --         ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       --             460         12          --           2,184        --             --
Payable for units
 withdrawn...............        1             699         --           1              --        --             --
                             -----      ----------    -------       -----      ----------        --         ------
    Total liabilities....        1           1,159         12           1           2,184        --             --
                             -----      ----------    -------       -----      ----------        --         ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    6,581      10,714,798    175,796       7,332      46,129,617        --         11,050
 Variable annuity
   contract owners in
   the annuitization
   period................       --              --     32,511          --       1,315,139        --             --
 Genworth Life and
   Annuity (note 4c).....       --              --         --          --              --        --             --
                             -----      ----------    -------       -----      ----------        --         ------
    Net assets...........    6,581      10,714,798    208,307       7,332      47,444,756        --         11,050
                             =====      ==========    =======       =====      ==========        ==         ======
Investments in
 securities at cost......    7,572       9,978,125    221,239       7,026      46,872,466        --          8,716
                             =====      ==========    =======       =====      ==========        ==         ======
Shares outstanding.......      529         401,046     17,547         587       1,818,653        --            729
                             =====      ==========    =======       =====      ==========        ==         ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                          AIM VARIABLE INSURANCE FUNDS
                                 (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                          ------------------------------------------------------------ -----------------
                                       INVESCO VAN INVESCO VAN             INVESCO VAN
                                       KAMPEN V.I. KAMPEN V.I. INVESCO VAN KAMPEN V.I.
                          INVESCO V.I.   CAPITAL     CAPITAL   KAMPEN V.I.   EQUITY    ALLIANCEBERNSTEIN
                           UTILITIES     GROWTH      GROWTH     COMSTOCK   AND INCOME   BALANCED WEALTH
                            FUND --      FUND --     FUND --     FUND --     FUND --       STRATEGY
                            SERIES I    SERIES I    SERIES II   SERIES II   SERIES II    PORTFOLIO --
                             SHARES      SHARES      SHARES      SHARES      SHARES         CLASS B
                          ------------ ----------- ----------- ----------- ----------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $3,617         999     5,711,216  39,335,769  13,601,266     20,197,644
Dividend receivable......        --          --            --          --          --             --
Receivable for units sold        --          --            --          --          --            521
                             ------       -----     ---------  ----------  ----------     ----------
    Total assets.........     3,617         999     5,711,216  39,335,769  13,601,266     20,198,165
                             ------       -----     ---------  ----------  ----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        --           1           241       1,725         748            990
Payable for units
 withdrawn...............         1          --           478       9,170      12,920             --
                             ------       -----     ---------  ----------  ----------     ----------
    Total liabilities....         1           1           719      10,895      13,668            990
                             ------       -----     ---------  ----------  ----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,616         998     5,710,497  39,324,874  12,857,820     18,412,486
 Variable annuity
   contract owners in
   the annuitization
   period................        --          --            --          --     729,778      1,784,689
 Genworth Life and
   Annuity (note 4c).....        --          --            --          --          --             --
                             ------       -----     ---------  ----------  ----------     ----------
    Net assets...........    $3,616         998     5,710,497  39,324,874  13,587,598     20,197,175
                             ======       =====     =========  ==========  ==========     ==========
Investments in
 securities at cost......    $3,953       1,157     4,624,116  40,073,327  12,807,774     20,143,975
                             ======       =====     =========  ==========  ==========     ==========
Shares outstanding.......       216          31       182,176   3,487,214     997,892      1,870,152
                             ======       =====     =========  ==========  ==========     ==========

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                               GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     3,256,348        52,214,761        66,095,716        11,458,774
Dividend receivable......            --                --                --                --
Receivable for units sold           781                --            55,140                --
                              ---------        ----------        ----------        ----------
    Total assets.........     3,257,129        52,214,761        66,150,856        11,458,774
                              ---------        ----------        ----------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           137             2,222             3,091               494
Payable for units
 withdrawn...............            --            14,968                --             2,434
                              ---------        ----------        ----------        ----------
    Total liabilities....           137            17,190             3,091             2,928
                              ---------        ----------        ----------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,256,992        52,139,106        63,541,521        11,455,846
 Variable annuity
   contract owners in
   the annuitization
   period................            --            58,465         2,606,244                --
 Genworth Life and
   Annuity (note 4c).....            --                --                --                --
                              ---------        ----------        ----------        ----------
    Net assets...........     3,256,992        52,197,571        66,147,765        11,455,846
                              =========        ==========        ==========        ==========
Investments in
 securities at cost......     3,544,842        56,467,314        79,964,635        10,448,764
                              =========        ==========        ==========        ==========
Shares outstanding.......       224,576         2,923,559         5,797,870           440,045
                              =========        ==========        ==========        ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                              AMERICAN
                          ALLIANCEBERNSTEIN   CENTURY
                          VARIABLE PRODUCTS   VARIABLE
                          SERIES FUND, INC.  PORTFOLIOS
                             (CONTINUED)      II, INC.     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          ----------------- ------------ ----------------------------------------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP     VP INFLATION VP INCOME &      VP
                               GROWTH        PROTECTION    GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE
                            PORTFOLIO --      FUND --      FUND --      FUND --      FUND --   FUND --
                               CLASS B        CLASS II     CLASS I      CLASS I      CLASS I   CLASS I
                          ----------------- ------------ ----------- ------------- ----------- --------
ASSETS:
Investments at fair
 value (note 2b).........    $17,174,050     81,374,321    74,112      1,030,608     53,648    102,840
Dividend receivable......             --             --        --             --         --         --
Receivable for units sold         31,493             --        --            582         --         --
                             -----------     ----------    ------      ---------     ------    -------
    Total assets.........     17,205,543     81,374,321    74,112      1,031,190     53,648    102,840
                             -----------     ----------    ------      ---------     ------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..            725          3,871         4             50          3          4
Payable for units
 withdrawn...............             --         16,059         1             --          2         --
                             -----------     ----------    ------      ---------     ------    -------
    Total liabilities....            725         19,930         5             50          5          4
                             -----------     ----------    ------      ---------     ------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     17,204,818     77,902,847    74,107        902,124     53,643    102,836
 Variable annuity
   contract owners in
   the annuitization
   period................             --      3,451,544        --        129,016         --         --
 Genworth Life and
   Annuity (note 4c).....             --             --        --             --         --         --
                             -----------     ----------    ------      ---------     ------    -------
    Net assets...........    $17,204,818     81,354,391    74,107      1,031,140     53,643    102,836
                             ===========     ==========    ======      =========     ======    =======
Investments in
 securities at cost......    $15,137,883     74,733,793    74,035      1,157,461     50,520    118,640
                             ===========     ==========    ======      =========     ======    =======
Shares outstanding.......      1,033,958      6,925,474    12,070        138,709      5,659     17,731
                             ===========     ==========    ======      =========     ======    =======




                                    BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ----------------------------------------------------------
                                              BLACKROCK     BLACKROCK    BLACKROCK
                             BLACKROCK         GLOBAL       LARGE CAP      VALUE
                          BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                              FUND --          FUND --       FUND --   V.I. FUND --
                             CLASS III        CLASS III     CLASS III    CLASS III
                               SHARES          SHARES        SHARES       SHARES
                          ---------------- --------------- ----------- -------------
ASSETS:
Investments at fair
 value (note 2b).........    12,210,129      445,099,970    3,166,667    9,746,912
Dividend receivable......            --               --           --           --
Receivable for units sold        30,033           52,738           --           --
                             ----------      -----------    ---------    ---------
    Total assets.........    12,240,162      445,152,708    3,166,667    9,746,912
                             ----------      -----------    ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           536           22,757          134          421
Payable for units
 withdrawn...............            --               --           17        4,078
                             ----------      -----------    ---------    ---------
    Total liabilities....           536           22,757          151        4,499
                             ----------      -----------    ---------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    12,239,626      418,314,885    3,166,516    9,742,413
 Variable annuity
   contract owners in
   the annuitization
   period................            --       26,815,066           --           --
 Genworth Life and
   Annuity (note 4c).....            --               --           --           --
                             ----------      -----------    ---------    ---------
    Net assets...........    12,239,626      445,129,951    3,166,516    9,742,413
                             ==========      ===========    =========    =========
Investments in
 securities at cost......    12,879,510      455,074,436    3,079,338    9,957,220
                             ==========      ===========    =========    =========
Shares outstanding.......     1,073,890       33,516,564      288,929      691,761
                             ==========      ===========    =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                           COLUMBIA FUNDS VARIABLE
                              INSURANCE TRUST I                       DWS VARIABLE SERIES II
                          -------------------------- -------------------------------------------------------- --------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE
                            VARIABLE   PORTFOLIO --              DWS DREMAN                                      DREYFUS
                          PORTFOLIO --    MARSICO    DWS CAPITAL SMALL MID  DWS LARGE     DWS         DWS       INVESTMENT
                            MARSICO    INTERNATIONAL   GROWTH    CAP VALUE  CAP VALUE  STRATEGIC   TECHNOLOGY   PORTFOLIOS
                             GROWTH    OPPORTUNITIES   VIP --      VIP --    VIP --   VALUE VIP --   VIP --    MIDCAP STOCK
                            FUND --       FUND --      CLASS B    CLASS B    CLASS B    CLASS B     CLASS B    PORTFOLIO --
                            CLASS 1       CLASS 2      SHARES      SHARES    SHARES      SHARES      SHARES   INITIAL SHARES
                          ------------ ------------- ----------- ---------- --------- ------------ ---------- --------------
ASSETS:
Investments at fair
 value (note 2b)......... $28,616,422   55,278,781      9,910      86,011    73,799        --          --         87,054
Dividend receivable......          --           --         --          --        --        --          --             --
Receivable for units sold          --       26,873         --          --        --        --          --             --
                          -----------   ----------     ------      ------    ------        --          --        -------
    Total assets.........  28,616,422   55,305,654      9,910      86,011    73,799        --          --         87,054
                          -----------   ----------     ------      ------    ------        --          --        -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,228        2,517         --           3         4        --          --              4
Payable for units
 withdrawn...............       2,461           --          2           1        --        --          --             --
                          -----------   ----------     ------      ------    ------        --          --        -------
    Total liabilities....       3,689        2,517          2           4         4        --          --              4
                          -----------   ----------     ------      ------    ------        --          --        -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  28,612,733   54,000,727      9,908      86,007    73,795        --          --         87,050
 Variable annuity
   contract owners in
   the annuitization
   period................          --    1,302,410         --          --        --        --          --             --
 Genworth Life and
   Annuity (note 4c).....          --           --         --          --        --        --          --             --
                          -----------   ----------     ------      ------    ------        --          --        -------
    Net assets........... $28,612,733   55,303,137      9,908      86,007    73,795        --          --         87,050
                          ===========   ==========     ======      ======    ======        ==          ==        =======
Investments in
 securities at cost...... $25,273,237   63,986,593     11,128      98,351    79,615        --          --        102,634
                          ===========   ==========     ======      ======    ======        ==          ==        =======
Shares outstanding.......   1,436,567    4,159,427        535       7,571     6,378        --          --          6,615
                          ===========   ==========     ======      ======    ======        ==          ==        =======

                             DREYFUS
                          ----------------------------


                            DREYFUS     THE DREYFUS
                            VARIABLE      SOCIALLY
                           INVESTMENT   RESPONSIBLE
                            FUND --        GROWTH
                          MONEY MARKET FUND, INC. --
                           PORTFOLIO   INITIAL SHARES
                          ------------ --------------
ASSETS:
Investments at fair
 value (note 2b).........   737,207      3,827,782
Dividend receivable......        --             --
Receivable for units sold        --             --
                            -------      ---------
    Total assets.........   737,207      3,827,782
                            -------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       131            161
Payable for units
 withdrawn...............         1             --
                            -------      ---------
    Total liabilities....       132            161
                            -------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   737,075      3,827,621
 Variable annuity
   contract owners in
   the annuitization
   period................        --             --
 Genworth Life and
   Annuity (note 4c).....        --             --
                            -------      ---------
    Net assets...........   737,075      3,827,621
                            =======      =========
Investments in
 securities at cost......   737,119      3,662,289
                            =======      =========
Shares outstanding.......   737,207        127,977
                            =======      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            EATON VANCE
                           VARIABLE TRUST                     FEDERATED INSURANCE SERIES
                          ---------------- ----------------------------------------------------------------
                                            FEDERATED
                                             CAPITAL    FEDERATED HIGH FEDERATED HIGH FEDERATED
                                           APPRECIATION  INCOME BOND    INCOME BOND    KAUFMANN  FEDERATED
                                            FUND II --    FUND II --     FUND II --   FUND II --  MANAGED
                          VT FLOATING-RATE   PRIMARY       PRIMARY        SERVICE      SERVICE   VOLATILITY
                            INCOME FUND       SHARES        SHARES         SHARES       SHARES    FUND II
                          ---------------- ------------ -------------- -------------- ---------- ----------
ASSETS:
Investments at fair
 value (note 2b).........   $27,403,047     10,089,832    22,868,444     34,908,181   59,388,901 8,305,937
Dividend receivable......        99,601             --            --             --           --        --
Receivable for units sold            --             --            --             --           --        --
                            -----------     ----------    ----------     ----------   ---------- ---------
    Total assets.........    27,502,648     10,089,832    22,868,444     34,908,181   59,388,901 8,305,937
                            -----------     ----------    ----------     ----------   ---------- ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         1,161            404           923          1,478        2,721       327
Payable for units
 withdrawn...............           498            485         1,454            294        3,860    10,482
                            -----------     ----------    ----------     ----------   ---------- ---------
    Total liabilities....         1,659            889         2,377          1,772        6,581    10,809
                            -----------     ----------    ----------     ----------   ---------- ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    27,500,989     10,088,943    22,866,067     34,906,409   57,411,000 8,292,775
 Variable annuity
   contract owners in
   the annuitization
   period................            --             --            --             --    1,971,320     2,353
 Genworth Life and
   Annuity (note 4c).....            --             --            --             --           --        --
                            -----------     ----------    ----------     ----------   ---------- ---------
    Net assets...........   $27,500,989     10,088,943    22,866,067     34,906,409   59,382,320 8,295,128
                            ===========     ==========    ==========     ==========   ========== =========
Investments in
 securities at cost......   $26,850,007      9,869,750    22,387,695     33,208,143   58,730,846 8,142,778
                            ===========     ==========    ==========     ==========   ========== =========
Shares outstanding.......     2,946,564      1,676,052     3,382,906      5,186,951    4,698,489   900,861
                            ===========     ==========    ==========     ==========   ========== =========

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ------------------------------------------------------

                            VIP ASSET     VIP ASSET       VIP
                           MANAGER/SM    MANAGER/SM     BALANCED        VIP
                          /PORTFOLIO -- /PORTFOLIO -- PORTFOLIO -- CONTRAFUND(R)
                             INITIAL       SERVICE      SERVICE    PORTFOLIO --
                              CLASS        CLASS 2      CLASS 2    INITIAL CLASS
                          ------------- ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2b).........  61,918,970    14,614,541    70,560,872   124,249,694
Dividend receivable......          --            --            --            --
Receivable for units sold          --         1,528        88,113            --
                           ----------    ----------    ----------   -----------
    Total assets.........  61,918,970    14,616,069    70,648,985   124,249,694
                           ----------    ----------    ----------   -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       2,090           735         3,681         4,935
Payable for units
 withdrawn...............       8,308            --            --        25,054
                           ----------    ----------    ----------   -----------
    Total liabilities....      10,398           735         3,681        29,989
                           ----------    ----------    ----------   -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  61,868,274    14,526,314    66,182,776   124,123,356
 Variable annuity
   contract owners in
   the annuitization
   period................      40,298        89,020     4,462,528        96,349
 Genworth Life and
   Annuity (note 4c).....          --            --            --            --
                           ----------    ----------    ----------   -----------
    Net assets...........  61,908,572    14,615,334    70,645,304   124,219,705
                           ==========    ==========    ==========   ===========
Investments in
 securities at cost......  64,916,465    14,877,198    68,151,262   130,032,327
                           ==========    ==========    ==========   ===========
Shares outstanding.......   4,486,882     1,076,974     4,889,873     5,397,467
                           ==========    ==========    ==========   ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011



                          --------------------------
                                        VIP DYNAMIC
                               VIP        CAPITAL
                          CONTRAFUND(R) APPRECIATION
                          PORTFOLIO --  PORTFOLIO --
                             SERVICE      SERVICE
                             CLASS 2      CLASS 2
                          ------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $116,001,111   2,038,243
Dividend receivable......           --          --
Receivable for units sold           --          --
                          ------------   ---------
    Total assets.........  116,001,111   2,038,243
                          ------------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        4,936          87
Payable for units
 withdrawn...............       45,091         423
                          ------------   ---------
    Total liabilities....       50,027         510
                          ------------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  115,853,698   2,037,733
 Variable annuity
   contract owners in
   the annuitization
   period................       97,386          --
 Genworth Life and
   Annuity (note 4c).....           --          --
                          ------------   ---------
    Net assets........... $115,951,084   2,037,733
                          ============   =========
Investments in
 securities at cost...... $121,994,417   1,950,648
                          ============   =========
Shares outstanding.......    5,123,724     252,258
                          ============   =========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ----------------------------------------------------------------------------------------------------------
                                                         VIP          VIP
                                        VIP EQUITY-    GROWTH &     GROWTH &        VIP          VIP          VIP
                           VIP EQUITY-     INCOME       INCOME       INCOME       GROWTH        GROWTH       GROWTH
                             INCOME     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- OPPORTUNITIES PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO --    SERVICE      INITIAL      SERVICE    PORTFOLIO --    INITIAL      SERVICE
                          INITIAL CLASS   CLASS 2       CLASS       CLASS 2    INITIAL CLASS    CLASS       CLASS 2
                          ------------- ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........  100,946,131   52,496,944   23,420,394   13,521,820    8,853,585    61,338,702   19,906,491
Dividend receivable......           --           --           --           --           --            --           --
Receivable for units sold           --           --        8,731       26,846           --            --       22,226
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Total assets.........  100,946,131   52,496,944   23,429,125   13,548,666    8,853,585    61,338,702   19,928,717
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        3,851        2,273          944          572          357         2,311          875
Payable for units
 withdrawn...............       87,788       20,366           --           --       11,315       100,795           --
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Total liabilities....       91,639       22,639          944          572       11,672       103,106          875
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  100,746,000   52,376,138   23,424,421   13,548,094    8,818,883    61,212,965   19,927,842
 Variable annuity
   contract owners in
   the annuitization
   period................      108,492       98,167        3,760           --       23,030        22,631           --
 Genworth Life and
   Annuity (note 4c).....           --           --           --           --           --            --           --
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Net assets...........  100,854,492   52,474,305   23,428,181   13,548,094    8,841,913    61,235,596   19,927,842
                           ===========   ==========   ==========   ==========    =========    ==========   ==========
Investments in
 securities at cost......  113,946,703   57,799,716   23,908,668   13,391,609    8,021,771    57,148,807   18,388,085
                           ===========   ==========   ==========   ==========    =========    ==========   ==========
Shares outstanding.......    5,401,077    2,851,545    1,860,238    1,091,349      483,802     1,662,746      544,935
                           ===========   ==========   ==========   ==========    =========    ==========   ==========

                          -------------
                              VIP
                           INVESTMENT
                           GRADE BOND
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------
ASSETS:
Investments at fair
 value (note 2b).........  16,303,008
Dividend receivable......          --
Receivable for units sold          --
                           ----------
    Total assets.........  16,303,008
                           ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         704
Payable for units
 withdrawn...............      80,861
                           ----------
    Total liabilities....      81,565
                           ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  16,221,443
 Variable annuity
   contract owners in
   the annuitization
   period................          --
 Genworth Life and
   Annuity (note 4c).....          --
                           ----------
    Net assets...........  16,221,443
                           ==========
Investments in
 securities at cost......  16,286,179
                           ==========
Shares outstanding.......   1,281,683
                           ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------- ---------------


                              VIP            VIP           VIP        VIP VALUE
                            MID CAP        MID CAP       OVERSEAS     STRATEGIES   FRANKLIN INCOME
                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --    SECURITIES
                            INITIAL        SERVICE       INITIAL       SERVICE         FUND --
                             CLASS         CLASS 2        CLASS        CLASS 2     CLASS 2 SHARES
                          ------------   ------------  ------------  ------------  ---------------
ASSETS:
Investments at fair
 value (note 2b).........   $35,009       98,003,487    22,148,504    3,057,866      579,170,468
Dividend receivable......        --               --            --           --               --
Receivable for units sold        --               --            --           --               --
                            -------       ----------    ----------    ---------      -----------
    Total assets.........    35,009       98,003,487    22,148,504    3,057,866      579,170,468
                            -------       ----------    ----------    ---------      -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        --            4,131           816          130           31,579
Payable for units
 withdrawn...............        --           49,758        20,800          106          356,097
                            -------       ----------    ----------    ---------      -----------
    Total liabilities....        --           53,889        21,616          236          387,676
                            -------       ----------    ----------    ---------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    35,009       97,949,598    22,093,101    3,057,630      547,562,574
 Variable annuity
   contract owners in
   the annuitization
   period................        --               --        33,787           --       31,220,218
 Genworth Life and
   Annuity (note 4c).....        --               --            --           --               --
                            -------       ----------    ----------    ---------      -----------
    Net assets...........   $35,009       97,949,598    22,126,888    3,057,630      578,782,792
                            =======       ==========    ==========    =========      ===========
Investments in
 securities at cost......   $31,740       95,209,624    27,381,001    3,064,700      610,788,528
                            =======       ==========    ==========    =========      ===========
Shares outstanding.......     1,204        3,429,093     1,624,982      346,304       40,444,865
                            =======       ==========    ==========    =========      ===========

                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          -------------------------------------------------------------------
                           FRANKLIN
                          LARGE CAP                                    TEMPLETON  TEMPLETON
                            GROWTH   FRANKLIN TEMPLETON                 FOREIGN    FOREIGN
                          SECURITIES    VIP FOUNDING    MUTUAL SHARES  SECURITIES SECURITIES
                           FUND --    FUNDS ALLOCATION    SECURITIES    FUND --    FUND --
                           CLASS 2        FUND --          FUND --      CLASS 1    CLASS 2
                            SHARES     CLASS 2 SHARES   CLASS 2 SHARES   SHARES     SHARES
                          ---------- ------------------ -------------- ---------- ----------
ASSETS:
Investments at fair
 value (note 2b).........  345,702      106,350,338       59,174,083    9,375,469 1,284,493
Dividend receivable......       --               --               --           --        --
Receivable for units sold       --            7,778               --           --       526
                           -------      -----------       ----------   ---------- ---------
    Total assets.........  345,702      106,358,116       59,174,083    9,375,469 1,285,019
                           -------      -----------       ----------   ---------- ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       14            5,560            2,755          371        61
Payable for units
 withdrawn...............       --               --           36,500          949        --
                           -------      -----------       ----------   ---------- ---------
    Total liabilities....       14            5,560           39,255        1,320        61
                           -------      -----------       ----------   ---------- ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  345,688       94,495,979       57,038,829    9,374,149 1,156,347
 Variable annuity
   contract owners in
   the annuitization
   period................       --       11,856,577        2,095,999           --   128,611
 Genworth Life and
   Annuity (note 4c).....       --               --               --           --        --
                           -------      -----------       ----------   ---------- ---------
    Net assets...........  345,688      106,352,556       59,134,828    9,374,149 1,284,958
                           =======      ===========       ==========   ========== =========
Investments in
 securities at cost......  379,068      111,035,427       54,854,893   10,400,809 1,470,879
                           =======      ===========       ==========   ========== =========
Shares outstanding.......   23,776       14,011,902        3,847,470      733,605   102,269
                           =======      ===========       ==========   ========== =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                            FRANKLIN TEMPLETON
                            VARIABLE INSURANCE
                              PRODUCTS TRUST
                               (CONTINUED)                                          GE INVESTMENTS FUNDS, INC.
                          ---------------------- -------------------------------------------------------------------------
                          TEMPLETON
                            GLOBAL    TEMPLETON
                             BOND       GROWTH   CORE VALUE            INTERNATIONAL  MID-CAP
                          SECURITIES  SECURITIES   EQUITY    INCOME       EQUITY      EQUITY
                           FUND --     FUND --    FUND --    FUND --      FUND --     FUND --     MONEY     PREMIER GROWTH
                           CLASS 1     CLASS 2    CLASS 1    CLASS 1      CLASS 1     CLASS 1     MARKET    EQUITY FUND --
                            SHARES      SHARES     SHARES    SHARES       SHARES      SHARES       FUND     CLASS 1 SHARES
                          ----------- ---------- ---------- ---------- ------------- ---------- ----------- --------------
ASSETS:
Investments at fair
 value (note 2b)......... $12,166,784 11,548,696 14,329,193 45,813,879   8,775,725   63,391,201 195,749,710   33,687,067
Dividend receivable......          --         --         --         --          --           --          --           --
Receivable for units sold          --        203         --         --          --           --          --           --
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
    Total assets.........  12,166,784 11,548,899 14,329,193 45,813,879   8,775,725   63,391,201 195,749,710   33,687,067
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         445        492        614      1,882         341        2,641       8,416        1,410
Payable for units
 withdrawn...............       1,347         --        677     12,098       8,899       64,653     312,257        2,657
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
    Total liabilities....       1,792        492      1,291     13,980       9,240       67,294     320,673        4,067
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  12,143,032 11,451,483 14,327,902 45,799,899   8,766,485   63,286,258 195,368,823   33,606,340
 Variable annuity
   contract owners in
   the annuitization
   period................      21,960     96,924         --         --          --       37,649      60,214       76,660
 Genworth Life and
   Annuity (note 4c).....          --         --         --         --          --           --          --           --
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
    Net assets........... $12,164,992 11,548,407 14,327,902 45,799,899   8,766,485   63,323,907 195,429,037   33,683,000
                          =========== ========== ========== ==========  ==========   ========== ===========   ==========
Investments in
 securities at cost...... $11,475,434 13,495,444 14,912,846 46,871,281  16,894,308   66,624,859 195,749,710   31,638,985
                          =========== ========== ========== ==========  ==========   ========== ===========   ==========
Shares outstanding.......     653,777  1,142,304  1,660,393  4,036,465  20,894,583    4,024,838 195,749,710      469,310
                          =========== ========== ========== ==========  ==========   ========== ===========   ==========




                          ------------------------


                          REAL ESTATE
                          SECURITIES
                            FUND --
                            CLASS 1   S&P 500(R)
                            SHARES    INDEX FUND
                          ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... 63,385,685  148,257,640
Dividend receivable......         --           --
Receivable for units sold     58,812           --
                          ----------  -----------
    Total assets......... 63,444,497  148,257,640
                          ----------  -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      2,695        6,040
Payable for units
 withdrawn...............         --        1,096
                          ----------  -----------
    Total liabilities....      2,695        7,136
                          ----------  -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 62,760,294  148,233,465
 Variable annuity
   contract owners in
   the annuitization
   period................    681,508       17,039
 Genworth Life and
   Annuity (note 4c).....         --           --
                          ----------  -----------
    Net assets........... 63,441,802  148,250,504
                          ==========  ===========
Investments in
 securities at cost...... 60,094,906  141,180,002
                          ==========  ===========
Shares outstanding.......  5,473,721    6,645,345
                          ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------- ----------


                                                                               GENWORTH
                           SMALL-CAP                                           CALAMOS
                            EQUITY    TOTAL RETURN  TOTAL RETURN  U.S. EQUITY   GROWTH
                            FUND --     FUND --       FUND --       FUND --    FUND --
                            CLASS 1     CLASS 1       CLASS 3       CLASS 1    SERVICE
                            SHARES       SHARES        SHARES       SHARES      SHARES
                          ----------- ------------- ------------- ----------- ----------
ASSETS:
Investments at fair
 value (note 2b)......... $41,383,999   985,401,510 1,014,141,699 26,819,331  18,408,697
Dividend receivable......          --            --            --         --          --
Receivable for units sold          --            --        53,938         --      63,070
                          ----------- ------------- ------------- ----------  ----------
    Total assets.........  41,383,999   985,401,510 1,014,195,637 26,819,331  18,471,767
                          ----------- ------------- ------------- ----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,765        45,425        54,056      1,116         861
Payable for units
 withdrawn...............       1,134       169,784            --     12,148          --
                          ----------- ------------- ------------- ----------  ----------
    Total liabilities....       2,899       215,209        54,056     13,264         861
                          ----------- ------------- ------------- ----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the
   accumulation period...  41,381,100   979,294,350   958,486,025 26,802,507  17,828,082
 Variable annuity
   contract owners in
   the
   annuitization period..          --     5,891,951    55,655,556      3,560     642,824
 Genworth Life and
   Annuity (note 4c).....          --            --            --         --          --
                          ----------- ------------- ------------- ----------  ----------
    Net assets........... $41,381,100   985,186,301 1,014,141,581 26,806,067  18,470,906
                          =========== ============= ============= ==========  ==========
Investments in
 securities at cost...... $38,153,455 1,008,439,562 1,075,145,503 27,515,679  18,986,226
                          =========== ============= ============= ==========  ==========
Shares outstanding.......   3,220,545    62,924,745    64,925,845    872,457   1,859,014
                          =========== ============= ============= ==========  ==========

                                   GENWORTH VARIABLE INSURANCE TRUST
                          -------------------------------------------------------------
                                    GENWORTH                   GENWORTH     GENWORTH
                                      EATON      GENWORTH       GOLDMAN    LEGG MASON
                          GENWORTH    VANCE      ENHANCED        SACHS     CLEARBRIDGE
                          DAVIS NY  LARGE CAP  INTERNATIONAL   ENHANCED    AGGRESSIVE
                          VENTURE     VALUE        INDEX       CORE BOND     GROWTH
                          FUND --    FUND --      FUND --    INDEX FUND --   FUND --
                          SERVICE    SERVICE      SERVICE       SERVICE      SERVICE
                           SHARES    SHARES       SHARES        SHARES       SHARES
                          --------- ---------- ------------- ------------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... 9,924,393 41,154,793   7,848,187    138,118,054  39,093,311
Dividend receivable......        --         --          --             --          --
Receivable for units sold        --         --       2,911             --      12,081
                          --------- ----------  ----------    -----------  ----------
    Total assets......... 9,924,393 41,154,793   7,851,098    138,118,054  39,105,392
                          --------- ----------  ----------    -----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       289      1,984         161          6,600       1,881
Payable for units
 withdrawn...............     5,009     31,798          --        282,240          --
                          --------- ----------  ----------    -----------  ----------
    Total liabilities....     5,298     33,782         161        288,840       1,881
                          --------- ----------  ----------    -----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the
   accumulation period... 6,926,944 39,124,530   3,782,831    131,232,201  37,123,011
 Variable annuity
   contract owners in
   the
   annuitization period..        --  1,996,481          --      6,597,013   1,980,500
 Genworth Life and
   Annuity (note 4c)..... 2,992,151         --   4,068,106             --          --
                          --------- ----------  ----------    -----------  ----------
    Net assets........... 9,919,095 41,121,011   7,850,937    137,829,214  39,103,511
                          ========= ==========  ==========    ===========  ==========
Investments in
 securities at cost...... 9,381,300 40,041,295  10,790,474    136,805,056  39,627,141
                          ========= ==========  ==========    ===========  ==========
Shares outstanding....... 1,006,551  4,865,898     880,355     12,320,748   4,247,149
                          ========= ==========  ==========    ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                             GENWORTH VARIABLE
                              INSURANCE TRUST      GOLDMAN SACHS VARIABLE
                                (CONTINUED)           INSURANCE TRUST                                 JPMORGAN INSURANCE TRUST
                          ----------------------- ------------------------ ----------------------------------------------------
                                        GENWORTH     GOLDMAN                                           JPMORGAN      JPMORGAN
                            GENWORTH   PYRAMIS(R)     SACHS                  JPMORGAN     JPMORGAN     INSURANCE    INSURANCE
                             PIMCO     SMALL/MID    LARGE CAP    GOLDMAN    INSURANCE    INSURANCE       TRUST        TRUST
                           STOCKSPLUS   CAP CORE      VALUE       SACHS       TRUST        TRUST     INTERNATIONAL   INTREPID
                            FUND --     FUND --      FUND --     MID CAP    CORE BOND   EQUITY INDEX    EQUITY        GROWTH
                            SERVICE     SERVICE   INSTITUTIONAL   VALUE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                             SHARES      SHARES      SHARES       FUND       CLASS 1      CLASS 1       CLASS 1      CLASS 1
                          ------------ ---------- ------------- ---------- ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $154,695,777 39,450,667   9,759,509   53,587,426  5,280,850    2,156,585      81,997       578,318
Dividend receivable......           --         --          --           --         --           --          --            --
Receivable for units sold           --         --          --        6,828         --           --          --            60
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
    Total assets.........  154,695,777 39,450,667   9,759,509   53,594,254  5,280,850    2,156,585      81,997       578,378
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        7,532      1,898         392        2,192        256          113           4            30
Payable for units
 withdrawn...............      100,022      6,118      30,739           --        493          531           1            --
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
    Total liabilities....      107,554      8,016      31,131        2,192        749          644           5            30
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  146,622,518 37,456,490   9,728,378   53,549,313  4,637,196    1,765,361      81,992       481,312
 Variable annuity
   contract owners in
   the annuitization
   period................    7,965,705  1,986,161          --       42,749    642,905      390,580          --        97,036
 Genworth Life and
   Annuity (note 4c).....           --         --          --           --         --           --          --            --
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
    Net assets........... $154,588,223 39,442,651   9,728,378   53,592,062  5,280,101    2,155,941      81,992       578,348
                          ============ ==========  ==========   ==========  =========    =========      ======       =======
Investments in
 securities at cost...... $161,484,534 44,261,085  11,060,125   55,019,669  4,972,386    1,974,286      80,423       540,099
                          ============ ==========  ==========   ==========  =========    =========      ======       =======
Shares outstanding.......   19,602,090  5,247,425   1,039,351    4,093,768    450,969      197,309       9,234        37,947
                          ============ ==========  ==========   ==========  =========    =========      ======       =======



                          --------------------------
                            JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE
                             TRUST        TRUST
                            INTREPID     MID CAP
                            MID CAP       GROWTH
                          PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1
                          ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........   545,604      516,091
Dividend receivable......        --           --
Receivable for units sold        --          390
                            -------      -------
    Total assets.........   545,604      516,481
                            -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        29           27
Payable for units
 withdrawn...............       108           --
                            -------      -------
    Total liabilities....       137           27
                            -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   447,544      420,181
 Variable annuity
   contract owners in
   the annuitization
   period................    97,923       96,273
 Genworth Life and
   Annuity (note 4c).....        --           --
                            -------      -------
    Net assets...........   545,467      516,454
                            =======      =======
Investments in
 securities at cost......   512,859      459,408
                            =======      =======
Shares outstanding.......    35,754       32,520
                            =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                           JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------- --------------------------
                                         JPMORGAN
                            JPMORGAN    INSURANCE     JPMORGAN
                           INSURANCE      TRUST      INSURANCE
                           TRUST MID    SMALL CAP    TRUST U.S.    BALANCED      BALANCED
                           CAP VALUE       CORE        EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                          ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........   $117,787      25,401     2,160,592    102,051,863  134,023,141
Dividend receivable......         --          --            --             --           --
Receivable for units sold         --          --           158             --           --
                            --------      ------     ---------    -----------  -----------
    Total assets.........    117,787      25,401     2,160,750    102,051,863  134,023,141
                            --------      ------     ---------    -----------  -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          6           1           114          4,030        6,591
Payable for units
 withdrawn...............          1          --            --         81,140      155,533
                            --------      ------     ---------    -----------  -----------
    Total liabilities....          7           1           114         85,170      162,124
                            --------      ------     ---------    -----------  -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    117,780      25,400     1,771,904    101,906,939  128,506,059
 Variable annuity
   contract owners in
   the
   annuitization period..         --          --       388,732         59,754    5,354,958
 Genworth Life and
   Annuity (note 4c).....         --          --            --             --           --
                            --------      ------     ---------    -----------  -----------
    Net assets...........   $117,780      25,400     2,160,636    101,966,693  133,861,017
                            ========      ======     =========    ===========  ===========
Investments in
 securities at cost......   $ 91,119      18,195     2,042,393     95,757,905  129,896,159
                            ========      ======     =========    ===========  ===========
Shares outstanding.......     17,170       1,786       141,957      3,832,214    4,831,404
                            ========      ======     =========    ===========  ===========

                                      JANUS ASPEN SERIES
                          --------------------------------------------------------------------


                                                       FLEXIBLE
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES
                          ------------- ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........  49,344,132    5,084,324    22,220,667    39,857,180    44,048,753
Dividend receivable......          --           --            --            --            --
Receivable for units sold          --           --            --            --         3,615
                           ----------    ---------    ----------    ----------    ----------
    Total assets.........  49,344,132    5,084,324    22,220,667    39,857,180    44,052,368
                           ----------    ---------    ----------    ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,960          219           864         1,612         2,027
Payable for units
 withdrawn...............      14,584        2,523         2,911        36,193            --
                           ----------    ---------    ----------    ----------    ----------
    Total liabilities....      16,544        2,742         3,775        37,805         2,027
                           ----------    ---------    ----------    ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  49,277,325    5,081,582    22,216,892    39,660,701    42,736,903
 Variable annuity
   contract owners in
   the
   annuitization period..      50,263           --            --       158,674     1,313,438
 Genworth Life and
   Annuity (note 4c).....          --           --            --            --            --
                           ----------    ---------    ----------    ----------    ----------
    Net assets...........  49,327,588    5,081,582    22,216,892    39,819,375    44,050,341
                           ==========    =========    ==========    ==========    ==========
Investments in
 securities at cost......  40,112,823    4,168,385    22,318,109    34,430,936    42,568,757
                           ==========    =========    ==========    ==========    ==========
Shares outstanding.......   1,292,746      137,749     1,809,501     1,199,795     1,346,645
                           ==========    =========    ==========    ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011



                                                         JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------



                             GLOBAL
                           TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE    WORLDWIDE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........  $6,061,417   49,589,585    4,115,192    53,624,932    7,619,864    51,212,729    4,958,086
Dividend receivable......          --           --           --            --           --            --           --
Receivable for units sold          --           --           --        76,421           --            --           --
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
    Total assets.........   6,061,417   49,589,585    4,115,192    53,701,353    7,619,864    51,212,729    4,958,086
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         239        1,929          174         2,150          326         1,982          212
Payable for units
 withdrawn...............          42       19,742          249            --          182        18,417        2,368
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
    Total liabilities....         281       21,671          423         2,150          508        20,399        2,580
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
Net assets attributable
 to:
Variable annuity
 contract owners in the
 accumulation period.....   6,061,136   49,552,166    4,114,769    53,638,093    7,619,356    51,150,604    4,955,506
Variable annuity
 contract owners in the
 annuitization period....          --       15,748           --        61,110           --        41,726           --
Genworth Life and
 Annuity (note 4c).......          --           --           --            --           --            --           --
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
    Net assets...........  $6,061,136   49,567,914    4,114,769    53,699,203    7,619,356    51,192,330    4,955,506
                           ==========   ==========    =========    ==========    =========    ==========    =========
Investments in
 securities at cost......  $5,441,602   46,601,320    3,656,305    59,013,625    6,048,725    58,862,397    5,351,513
                           ==========   ==========    =========    ==========    =========    ==========    =========
Shares outstanding.......   1,172,421    2,171,173      182,088     1,404,162      203,631     1,982,684      194,435
                           ==========   ==========    =========    ==========    =========    ==========    =========

                                   LEGG MASON PARTNERS
                                  VARIABLE EQUITY TRUST
                          --------------------------------------
                                        LEGG MASON   LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                          CLEARBRIDGE    VARIABLE     VARIABLE
                            VARIABLE      EQUITY       EQUITY
                           AGGRESSIVE     INCOME       INCOME
                             GROWTH      BUILDER      BUILDER
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS II
                          ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........  5,366,276    5,089,722    7,142,252
Dividend receivable......         --           --           --
Receivable for units sold     22,265           --           --
                           ---------    ---------    ---------
    Total assets.........  5,388,541    5,089,722    7,142,252
                           ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        235          212          396
Payable for units
 withdrawn...............         --        3,292       10,546
                           ---------    ---------    ---------
    Total liabilities....        235        3,504       10,942
                           ---------    ---------    ---------
Net assets attributable
 to:
Variable annuity
 contract owners in the
 accumulation period.....  5,388,306    5,086,218    6,784,233
Variable annuity
 contract owners in the
 annuitization period....         --           --      347,077
Genworth Life and
 Annuity (note 4c).......         --           --           --
                           ---------    ---------    ---------
    Net assets...........  5,388,306    5,086,218    7,131,310
                           =========    =========    =========
Investments in
 securities at cost......  4,845,410    5,706,192    7,927,570
                           =========    =========    =========
Shares outstanding.......    324,246      487,055      681,513
                           =========    =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                                     LEGG MASON
                                                      PARTNERS
                             LEGG MASON PARTNERS      VARIABLE
                            VARIABLE EQUITY TRUST      INCOME
                                 (CONTINUED)           TRUST                                     MFS(R) VARIABLE INSURANCE TRUST
                          ------------------------- ------------ ----------------------------------------------------------------
                           LEGG MASON                LEGG MASON
                          CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE   CLEARBRIDGE     ASSET
                          FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC
                            ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK        TRUST         DISCOVERY        INCOME
                             VALUE        VALUE         BOND        SERIES --        SERIES --       SERIES --      SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS    SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                            CLASS I      CLASS I      CLASS I         SHARES           SHARES         SHARES          SHARES
                          ------------ ------------ ------------ ---------------- ---------------- ------------- ----------------
ASSETS:
Investments at fair
 value (note 2b).........  $6,579,322   10,008,063   14,294,606     9,468,923        7,831,487      22,832,975        77,868
Dividend receivable......          --           --           --            --               --              --            --
Receivable for units sold          --           --        1,088            --               --          31,834            --
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
    Total assets.........   6,579,322   10,008,063   14,295,694     9,468,923        7,831,487      22,864,809        77,868
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         289          399          568           408              332             961             4
Payable for units
 withdrawn...............         575        4,768           --           699            1,162              --            --
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
    Total liabilities....         864        5,167          568         1,107            1,494             961             4
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   6,578,458    9,984,234   14,295,126     9,467,816        7,829,993      22,863,848        77,864
 Variable annuity
   contract owners in
   the annuitization
   period................          --       18,662           --            --               --              --            --
 Genworth Life and
   Annuity (note 4c).....          --           --           --            --               --              --            --
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
    Net assets...........  $6,578,458   10,002,896   14,295,126     9,467,816        7,829,993      22,863,848        77,864
                           ==========   ==========   ==========     =========        =========      ==========        ======
Investments in
 securities at cost......  $7,461,845    9,558,909   14,124,596     8,075,810        7,005,867      24,161,757        73,531
                           ==========   ==========   ==========     =========        =========      ==========        ======
Shares outstanding.......     361,700      739,148    1,448,288       879,194          405,566       1,661,789         7,889
                           ==========   ==========   ==========     =========        =========      ==========        ======

                                                         OPPENHEIMER
                                                          VARIABLE
                                                           ACCOUNT
                                                            FUNDS
                          ------------------------------------------



                          MFS(R) TOTAL                   OPPENHEIMER
                             RETURN     MFS(R) UTILITIES  BALANCED
                            SERIES --      SERIES --     FUND/VA --
                          SERVICE CLASS  SERVICE CLASS   NON-SERVICE
                             SHARES          SHARES        SHARES
                          ------------- ---------------- -----------
ASSETS:
Investments at fair
 value (note 2b).........  63,143,928      30,073,081    15,958,072
Dividend receivable......          --              --            --
Receivable for units sold      78,020              --            --
                           ----------      ----------    ----------
    Total assets.........  63,221,948      30,073,081    15,958,072
                           ----------      ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       3,346           1,280           608
Payable for units
 withdrawn...............          --          20,324        45,039
                           ----------      ----------    ----------
    Total liabilities....       3,346          21,604        45,647
                           ----------      ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  60,749,152      30,051,477    15,912,425
 Variable annuity
   contract owners in
   the annuitization
   period................   2,469,450              --            --
 Genworth Life and
   Annuity (note 4c).....          --              --            --
                           ----------      ----------    ----------
    Net assets...........  63,218,602      30,051,477    15,912,425
                           ==========      ==========    ==========
Investments in
 securities at cost......  63,627,585      28,293,033    19,768,276
                           ==========      ==========    ==========
Shares outstanding.......   3,448,603       1,168,794     1,412,219
                           ==========      ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ---------------------------------------------------------------------------------------------------
                                                                                                                 OPPENHEIMER
                                      OPPENHEIMER  OPPENHEIMER              OPPENHEIMER                          MAIN STREET
                          OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER   SMALL- &
                           BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET    MID-CAP
                          FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND(R)/VA --
                            SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE      SERVICE
                            SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES       SHARES
                          ----------- ------------ ------------ ----------- ----------- ----------- ----------- -------------
ASSETS:
Investments at fair
 value (note 2b)......... $33,316,933  35,101,922   7,048,264   17,722,420  91,531,524   6,459,638  178,585,745  99,678,600
Dividend receivable......          --          --          --           --          --          --           --          --
Receivable for units sold          --          --          --           --       9,750          --           --          --
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
    Total assets.........  33,316,933  35,101,922   7,048,264   17,722,420  91,541,274   6,459,638  178,585,745  99,678,600
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,780       1,357         296          702       4,118         251        8,497       4,714
Payable for units
 withdrawn...............       2,998      11,378       2,040        4,529          --       8,791      147,339      18,488
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
    Total liabilities....       4,778      12,735       2,336        5,231       4,118       9,042      155,836      23,202
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  32,009,001  35,067,969   7,045,928   17,710,267  89,567,286   6,443,124  170,459,834  95,499,171
 Variable annuity
   contract owners in
   the annuitization
   period................   1,303,154      21,218          --        6,922   1,969,870       7,472    7,970,075   4,156,227
 Genworth Life and
   Annuity (note 4c).....          --          --          --           --          --          --           --          --
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
    Net assets........... $33,312,155  35,089,187   7,045,928   17,717,189  91,537,156   6,450,596  178,429,909  99,655,398
                          ===========  ==========   =========   ==========  ==========  ==========  ===========  ==========
Investments in
 securities at cost...... $38,269,563  31,788,703   6,519,178   19,979,780  86,220,441  13,630,085  150,546,634  86,572,487
                          ===========  ==========   =========   ==========  ==========  ==========  ===========  ==========
Shares outstanding.......   2,982,716     883,067     178,890    2,249,038   3,363,893   3,399,810    8,698,770   5,856,557
                          ===========  ==========   =========   ==========  ==========  ==========  ===========  ==========

                          ------------------------
                          OPPENHEIMER OPPENHEIMER
                           SMALL- &    SMALL- &
                            MID-CAP     MID-CAP
                            GROWTH      GROWTH
                          FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE
                            SHARES      SHARES
                          ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... 26,508,140   2,921,530
Dividend receivable......         --          --
Receivable for units sold     10,948      33,207
                          ----------   ---------
    Total assets......... 26,519,088   2,954,737
                          ----------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        991         124
Payable for units
 withdrawn...............         --          --
                          ----------   ---------
    Total liabilities....        991         124
                          ----------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 26,478,069   2,954,613
 Variable annuity
   contract owners in
   the annuitization
   period................     40,028          --
 Genworth Life and
   Annuity (note 4c).....         --          --
                          ----------   ---------
    Net assets........... 26,518,097   2,954,613
                          ==========   =========
Investments in
 securities at cost...... 25,903,492   2,919,191
                          ==========   =========
Shares outstanding.......    563,284      63,733
                          ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                                                                                                     RYDEX
                                                                                                                   VARIABLE
                                                      PIMCO VARIABLE INSURANCE TRUST                                 TRUST
                          --------------------------------------------------------------------------------------- -----------
                                        FOREIGN BOND                   LONG-TERM
                           ALL ASSET     PORTFOLIO                        U.S.
                          PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN
                            ADVISOR      HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                             CLASS     ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  NASDAQ --
                             SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES  100(R) FUND
                          ------------ -------------- -------------- -------------- -------------- -------------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... $18,768,882    4,242,826      94,820,935     40,976,419    227,765,923    391,955,229    5,139,421
Dividend receivable......          --        6,234         560,478         67,989        357,105        974,692           --
Receivable for units sold          --          681              --         16,359             --             --           --
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
    Total assets.........  18,768,882    4,249,741      95,381,413     41,060,767    228,123,028    392,929,921    5,139,421
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         818          183           4,346          1,762         10,693         17,348          216
Payable for units
 withdrawn...............         445           --          47,517             --        307,088        247,184          176
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
    Total liabilities....       1,263          183          51,863          1,762        317,781        264,532          392
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  18,767,619    4,249,558      93,242,447     41,059,005    219,524,961    386,033,347    5,139,029
 Variable annuity
   contract owners in
   the annuitization
   period................          --           --       2,087,103             --      8,280,286      6,632,042           --
 Genworth Life and
   Annuity (note 4c).....          --           --              --             --             --             --           --
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
    Net assets........... $18,767,619    4,249,558      95,329,550     41,059,005    227,805,247    392,665,389    5,139,029
                          ===========    =========      ==========     ==========    ===========    ===========    =========
Investments in
 securities at cost...... $19,792,385    4,145,626      91,301,584     35,198,989    225,660,839    388,278,658    4,575,036
                          ===========    =========      ==========     ==========    ===========    ===========    =========
Shares outstanding.......   1,789,217      410,729      12,693,566      3,062,513     21,942,767     35,567,625      266,016
                          ===========    =========      ==========     ==========    ===========    ===========    =========

                                                    THE PRUDENTIAL
                            THE ALGER PORTFOLIOS     SERIES FUND
                          ------------------------- --------------
                             ALGER                     JENNISON
                           LARGE CAP   ALGER SMALL      20/20
                             GROWTH     CAP GROWTH      FOCUS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                           CLASS I-2    CLASS I-2      CLASS II
                             SHARES       SHARES        SHARES
                          ------------ ------------ --------------
ASSETS:
Investments at fair
 value (note 2b).........  32,587,016   28,559,552    9,292,894
Dividend receivable......          --           --           --
Receivable for units sold          --           --           --
                           ----------   ----------    ---------
    Total assets.........  32,587,016   28,559,552    9,292,894
                           ----------   ----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,306        1,142          394
Payable for units
 withdrawn...............       2,707       10,830        3,873
                           ----------   ----------    ---------
    Total liabilities....       4,013       11,972        4,267
                           ----------   ----------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  32,536,364   28,484,047    9,288,627
 Variable annuity
   contract owners in
   the annuitization
   period................      46,639       63,533           --
 Genworth Life and
   Annuity (note 4c).....          --           --           --
                           ----------   ----------    ---------
    Net assets...........  32,583,003   28,547,580    9,288,627
                           ==========   ==========    =========
Investments in
 securities at cost......  30,427,317   22,534,825    8,679,965
                           ==========   ==========    =========
Shares outstanding.......     755,729      920,385      635,629
                           ==========   ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                                                                         WELLS FARGO
                                                                                          VARIABLE
                                        THE PRUDENTIAL SERIES FUND (CONTINUED)              TRUST
                              ---------------------------------------------------------- -----------
                                                                                         WELLS FARGO
                                             NATURAL                      SP PRUDENTIAL   ADVANTAGE
                                JENNISON    RESOURCES   SP INTERNATIONAL  U.S. EMERGING   VT OMEGA
                              PORTFOLIO -- PORTFOLIO --      GROWTH          GROWTH        GROWTH
                                CLASS II     CLASS II     PORTFOLIO --    PORTFOLIO --     FUND --
                                 SHARES       SHARES    CLASS II SHARES  CLASS II SHARES   CLASS 2
                              ------------ ------------ ---------------- --------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............  $2,808,607   28,674,526       11,953          23,823       4,861,191
Dividend receivable..........          --           --           --              --              --
Receivable for units sold....          --       27,662           --              --              --
                               ----------   ----------       ------          ------       ---------
       Total assets..........   2,808,607   28,702,188       11,953          23,823       4,861,191
                               ----------   ----------       ------          ------       ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         125        1,207            1               1             211
Payable for units
  withdrawn..................          44           --           --              --           1,154
                               ----------   ----------       ------          ------       ---------
       Total liabilities.....         169        1,207            1               1           1,365
                               ----------   ----------       ------          ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   2,808,438   28,700,981       11,952          23,822       4,859,826
   Variable annuity
     contract owners in
     the annuitization
     period..................          --           --           --              --              --
   Genworth Life and
     Annuity (note 4c).......          --           --           --              --              --
                               ----------   ----------       ------          ------       ---------
       Net assets............  $2,808,438   28,700,981       11,952          23,822       4,859,826
                               ==========   ==========       ======          ======       =========
Investments in
  securities at cost.........  $2,575,301   29,519,206       19,553          19,916       4,837,854
                               ==========   ==========       ======          ======       =========
Shares outstanding...........     122,700      756,783        2,780           3,164         216,245
                               ==========   ==========       ======          ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                                       ---------------------------------------------------------------
                                                                                INVESCO V.I.
                                                                                    BASIC
                                                                                    VALUE
                                                                                   FUND --
                                  CONSOLIDATED                                    SERIES II
                                     TOTAL                                         SHARES
                          ---------------------------- ---------------------------------------------------------------


                          YEAR ENDED DECEMBER 31, 2011
                          ---------------------------- ---------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        $ 180,297,884                                      56,811
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...          149,859,846                                     156,589
                                 -------------                                    --------
Net investment income
  (expense)..............           30,438,038                                     (99,778)
                                 -------------                                    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............           93,689,782                                    (947,552)
   Change in unrealized
     appreciation
     (depreciation)......         (471,699,249)                                    580,142
   Capital gain
     distributions.......           61,046,534                                          --
                                 -------------                                    --------
Net realized and
  unrealized gain (loss)
  on investments.........         (316,962,933)                                   (367,410)
                                 -------------                                    --------
Increase (decrease) in
  net assets from
  operations.............        $(286,524,895)                                   (467,188)
                                 =============                                    ========

                          ------------ ------------ ------------ ------------ ------------ ------------- --------------
                          INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.   INVESCO V.I.
                            CAPITAL      CAPITAL        CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL   LARGE CAP
                          APPRECIATION DEVELOPMENT     EQUITY       ESTATE     SECURITIES     GROWTH         GROWTH
                            FUND --      FUND --      FUND --      FUND --      FUND --       FUND --       FUND --
                            SERIES I     SERIES I     SERIES I    SERIES II     SERIES I     SERIES II      SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES       SHARES         SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------- --------------
                                                                                                          PERIOD FROM
                                                                                                          JANUARY 1 TO
                                                                                                         APRIL 29, 2011
                          ------------ ------------ ------------ ------------ ------------ ------------- --------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     14,428         --        112,275       8,259        103          709,320           2
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    153,887         54        189,366       4,124         44          987,176           6
                            --------       ----       --------     -------        ---       ----------        ----
Net investment income
  (expense)..............   (139,459)       (54)       (77,091)      4,135         59         (277,856)         (4)
                            --------       ----       --------     -------        ---       ----------        ----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    105,704         (3)       316,345       5,204          1        1,162,496         241
   Change in unrealized
     appreciation
     (depreciation)......   (827,408)      (504)      (369,041)    (24,612)       409       (5,765,865)       (135)
   Capital gain
     distributions.......         --         --             --          --         --               --          --
                            --------       ----       --------     -------        ---       ----------        ----
Net realized and
  unrealized gain (loss)
  on investments.........   (721,704)      (507)       (52,696)    (19,408)       410       (4,603,369)        106
                            --------       ----       --------     -------        ---       ----------        ----
Increase (decrease) in
  net assets from
  operations.............   (861,163)      (561)      (129,787)    (15,273)       469       (4,881,225)        102
                            ========       ====       ========     =======        ===       ==========        ====

                          ------------

                          INVESCO V.I.
                           TECHNOLOGY
                            FUND --
                            SERIES I
                             SHARES
                          ------------
                           YEAR ENDED
                          DECEMBER 31,
                              2011
                          ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       22
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       89
                              ----
Net investment income
  (expense)..............      (67)
                              ----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       60
   Change in unrealized
     appreciation
     (depreciation)......     (666)
   Capital gain
     distributions.......       --
                              ----
Net realized and
  unrealized gain (loss)
  on investments.........     (606)
                              ----
Increase (decrease) in
  net assets from
  operations.............     (673)
                              ====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   AIM VARIABLE INSURANCE FUNDS
                          (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                   ------------------------------------------------------------
                                INVESCO VAN  INVESCO VAN             INVESCO VAN
                                KAMPEN V.I.  KAMPEN V.I. INVESCO VAN KAMPEN V.I.
                   INVESCO V.I.   CAPITAL      CAPITAL   KAMPEN V.I. EQUITY AND
                    UTILITIES      GROWTH      GROWTH     COMSTOCK     INCOME
                     FUND --      FUND --     FUND ---     FUND --     FUND --
                     SERIES I     SERIES I    SERIES II   SERIES II   SERIES II
                      SHARES       SHARES      SHARES      SHARES      SHARES
                   ------------ ------------ ----------- ----------- -----------
                                PERIOD FROM
                    YEAR ENDED  APRIL 29 TO
                   DECEMBER 31, DECEMBER 31,
                       2011         2011
                   ------------ ------------ -----------------------------------
Investment income
 and expense:
 Income --
   Ordinary
   dividends......     $112           --            --      607,572    255,214
 Mortality and
   expense risk
   and
   administrative
   charges (note
   4a)............       25           10       105,479      699,134    293,252
                       ----         ----      --------   ----------   --------
Net investment
 income (expense).       87          (10)     (105,479)     (91,562)   (38,038)
                       ----         ----      --------   ----------   --------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
   gain (loss)....       (4)          (2)      433,750       41,916    321,136
 Change in
   unrealized
   appreciation
   (depreciation).      404         (159)     (831,035)  (1,517,899)  (815,548)
 Capital gain
   distributions..       --           --            --           --         --
                       ----         ----      --------   ----------   --------
Net realized and
 unrealized gain
 (loss) on
 investments......      400         (161)     (397,285)  (1,475,983)  (494,412)
                       ----         ----      --------   ----------   --------
Increase
 (decrease) in
 net assets from
 operations.......     $487         (171)     (502,764)  (1,567,545)  (532,450)
                       ====         ====      ========   ==========   ========

                                     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                   ----------------------------------------------------------------------------------------


                   ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                    BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                       STRATEGY           GROWTH            INCOME             VALUE            GROWTH
                     PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                        CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                   ----------------- ----------------- ----------------- ----------------- -----------------



                                YEAR ENDED DECEMBER 31, 2011
                   -----------------------------------------------------------------------------------------
Investment income
 and expense:
 Income --
   Ordinary
   dividends......       487,338            20,371           642,332          2,955,799           11,765
 Mortality and
   expense risk
   and
   administrative
   charges (note
   4a)............       392,495            84,908           897,223          1,281,665          213,044
                      ----------        ----------        ----------        -----------       ----------
Net investment
 income (expense).        94,843           (64,537)         (254,891)         1,674,134         (201,279)
                      ----------        ----------        ----------        -----------       ----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
   gain (loss)....       629,311            53,883        (1,784,878)          (159,144)         606,478
 Change in
   unrealized
   appreciation
   (depreciation).    (1,721,269)       (1,468,220)        4,760,430        (17,262,252)      (1,056,906)
 Capital gain
   distributions..            --                --                --                 --               --
                      ----------        ----------        ----------        -----------       ----------
Net realized and
 unrealized gain
 (loss) on
 investments......    (1,091,958)       (1,414,337)        2,975,552        (17,421,396)        (450,428)
                      ----------        ----------        ----------        -----------       ----------
Increase
 (decrease) in
 net assets from
 operations.......      (997,115)       (1,478,874)        2,720,661        (15,747,262)        (651,707)
                      ==========        ==========        ==========        ===========       ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          ALLIANCEBERNSTEIN    AMERICAN
                              VARIABLE         CENTURY
                           PRODUCTS SERIES     VARIABLE
                             FUND, INC.     PORTFOLIOS II,
                             (CONTINUED)         INC.
                          ----------------- --------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP      VP INFLATION
                               GROWTH         PROTECTION
                            PORTFOLIO --       FUND --
                               CLASS B         CLASS II
                          ----------------- --------------

                          --------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $       --       3,369,999
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       258,675       1,452,522
                             ----------       ---------
Net investment income
  (expense)..............      (258,675)      1,917,477
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,417,903       2,368,024
   Change in unrealized
     appreciation
     (depreciation)......      (726,320)      2,709,046
   Capital gain
     distributions.......            --       1,047,038
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........       691,583       6,124,108
                             ----------       ---------
Increase (decrease) in
  net assets from
  operations.............    $  432,908       8,041,585
                             ==========       =========




                           AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                          -------------------------------------------  ---------------------------------------------------
                                                                       BLACKROCK     BLACKROCK     BLACKROCK    BLACKROCK
                                                                         BASIC        GLOBAL       LARGE CAP      VALUE
                          VP INCOME      VP                            VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                          & GROWTH  INTERNATIONAL VP ULTRA(R) VP VALUE  FUND --       FUND --       FUND --   V.I. FUND --
                           FUND --     FUND --      FUND --   FUND --  CLASS III     CLASS III     CLASS III    CLASS III
                           CLASS I     CLASS I      CLASS I   CLASS I    SHARES       SHARES        SHARES       SHARES
                          --------- ------------- ----------- -------- ---------- --------------- ----------- -------------
                                             YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,296       15,310          --      3,479    203,230     10,587,670      21,749       23,099
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,510       19,703       1,040      2,534    208,826      9,033,966      52,205      170,157
                            -----     --------      ------    -------   --------    -----------    --------     --------
Net investment income
  (expense)..............    (214)      (4,393)     (1,040)       945     (5,596)     1,553,704     (30,456)    (147,058)
                            -----     --------      ------    -------   --------    -----------    --------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,177       18,216         724    (16,400)  (113,634)     6,227,392     150,603      187,669
   Change in unrealized
     appreciation
     (depreciation)......   2,307     (160,439)        124     15,061   (400,163)   (44,794,422)   (157,902)    (412,281)
   Capital gain
     distributions.......      --           --          --         --         --     11,455,649       7,480           --
                            -----     --------      ------    -------   --------    -----------    --------     --------
Net realized and
  unrealized gain (loss)
  on investments.........   3,484     (142,223)        848     (1,339)  (513,797)    27,111,381         181     (224,612)
                            -----     --------      ------    -------   --------    -----------    --------     --------
Increase (decrease) in
  net assets from
  operations.............   3,270     (146,616)       (192)      (394)  (519,393)   (25,557,677)    (30,275)    (371,670)
                            =====     ========      ======    =======   ========    ===========    ========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           COLUMBIA FUNDS VARIABLE
                              INSURANCE TRUST I                          DWS VARIABLE SERIES II
                          -------------------------  -------------------------------------------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE
                            VARIABLE   PORTFOLIO --                DWS DREMAN
                          PORTFOLIO --    MARSICO    DWS CAPITAL   SMALL MID    DWS LARGE       DWS          DWS
                            MARSICO    INTERNATIONAL    GROWTH     CAP VALUE    CAP VALUE    STRATEGIC    TECHNOLOGY
                             GROWTH    OPPORTUNITIES    VIP --       VIP --       VIP --    VALUE VIP --    VIP --
                            FUND --       FUND --      CLASS B      CLASS B      CLASS B      CLASS B      CLASS B
                            CLASS 1       CLASS 2       SHARES       SHARES       SHARES       SHARES       SHARES
                          ------------ ------------- ------------ ------------ ------------ ------------  ----------
                                                     PERIOD FROM               PERIOD FROM
                                                     APRIL 29 TO   YEAR ENDED  APRIL 29 TO
                           YEAR ENDED DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31, PERIOD FROM JANUARY 1 TO
                                     2011                2011         2011         2011         APRIL 29, 2011
                          -------------------------  ------------ ------------ ------------ ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    98,062       507,284         --          604           --          964           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     523,861     1,088,173        100        1,470          911          468           55
                          -----------   -----------     ------       ------       ------      -------       ------
Net investment income
  (expense)..............    (425,799)     (580,889)      (100)        (866)        (911)         496          (55)
                          -----------   -----------     ------       ------       ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   2,019,295      (653,217)       (42)        (777)        (377)     (17,611)       2,772
   Change in unrealized
     appreciation
     (depreciation)......  (2,729,674)  (10,544,847)    (1,218)      (3,702)      (5,816)      23,052       (2,004)
   Capital gain
     distributions.......          --            --         --           --           --           --           --
                          -----------   -----------     ------       ------       ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    (710,379)  (11,198,064)    (1,260)      (4,479)      (6,193)       5,441          768
                          -----------   -----------     ------       ------       ------      -------       ------
Increase (decrease) in
  net assets from
  operations............. $(1,136,178)  (11,778,953)    (1,360)      (5,345)      (7,104)       5,937          713
                          ===========   ===========     ======       ======       ======      =======       ======

                                           DREYFUS
                          ----------------------------------------

                                                       THE DREYFUS
                             DREYFUS       DREYFUS      SOCIALLY
                            INVESTMENT     VARIABLE    RESPONSIBLE
                            PORTFOLIOS    INVESTMENT     GROWTH
                           MIDCAP STOCK    FUND --    FUND, INC. --
                           PORTFOLIO --  MONEY MARKET    INITIAL
                          INITIAL SHARES  PORTFOLIO      SHARES
                          -------------- ------------ -------------



                                YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        513            30        35,947
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      1,434         9,902        60,936
                              ------        ------       -------
Net investment income
  (expense)..............       (921)       (9,872)      (24,989)
                              ------        ------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      2,917            --        30,557
   Change in unrealized
     appreciation
     (depreciation)......     (1,497)           --       (27,037)
   Capital gain
     distributions.......         --            --            --
                              ------        ------       -------
Net realized and
  unrealized gain (loss)
  on investments.........      1,420            --         3,520
                              ------        ------       -------
Increase (decrease) in
  net assets from
  operations.............        499        (9,872)      (21,469)
                              ======        ======       =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            EATON VANCE
                           VARIABLE TRUST                        FEDERATED INSURANCE SERIES
                          ---------------- ----------------------------------------------------------------------
                                             FEDERATED
                                              CAPITAL     FEDERATED HIGH FEDERATED HIGH   FEDERATED    FEDERATED
                                            APPRECIATION   INCOME BOND    INCOME BOND      KAUFMANN     MANAGED
                          VT FLOATING-RATE   FUND II --     FUND II --     FUND II --     FUND II --   VOLATILITY
                            INCOME FUND    PRIMARY SHARES PRIMARY SHARES SERVICE SHARES SERVICE SHARES  FUND II
                          ---------------- -------------- -------------- -------------- -------------- ----------
                                                                                   YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 1,315,524         84,621       2,205,290      3,312,117        576,041    337,864
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       487,712        164,389         358,790        569,160      1,111,942    123,053
                            -----------       --------      ----------     ----------    -----------    -------
Net investment income
  (expense)..............       827,812        (79,768)      1,846,500      2,742,957       (535,901)   214,811
                            -----------       --------      ----------     ----------    -----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       493,104        127,803         311,047        724,747      1,922,116     23,782
   Change in unrealized
     appreciation
     (depreciation)......    (1,065,109)      (829,552)     (1,263,440)    (1,973,729)   (11,286,773)    29,152
   Capital gain
     distributions.......            --             --              --             --             --         --
                            -----------       --------      ----------     ----------    -----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........      (572,005)      (701,749)       (952,393)    (1,248,982)    (9,364,657)    52,934
                            -----------       --------      ----------     ----------    -----------    -------
Increase (decrease) in
  net assets from
  operations.............   $   255,807       (781,517)        894,107      1,493,975     (9,900,558)   267,745
                            ===========       ========      ==========     ==========    ===========    =======

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          -----------------------------------------------------
                            VIP ASSET     VIP ASSET       VIP
                           MANAGER/SM    MANAGER/SM     BALANCED        VIP
                          /PORTFOLIO -- /PORTFOLIO -- PORTFOLIO -- CONTRAFUND(R)
                             INITIAL       SERVICE      SERVICE    PORTFOLIO --
                              CLASS        CLASS 2      CLASS 2    INITIAL CLASS
                          ------------- ------------- ------------ -------------

                          ------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,288,842       342,802     1,049,359    1,335,659
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     855,489       304,610     1,437,294    2,020,482
                           ----------    ----------    ----------   ----------
Net investment income
  (expense)..............     433,353        38,192      (387,935)    (684,823)
                           ----------    ----------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     309,622       336,232     1,712,212      114,379
   Change in unrealized
     appreciation
     (depreciation)......  (3,391,124)   (1,019,297)   (5,847,637)  (4,311,978)
   Capital gain
     distributions.......     315,595            --       193,762           --
                           ----------    ----------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (2,765,907)     (683,065)   (3,941,663)  (4,197,599)
                           ----------    ----------    ----------   ----------
Increase (decrease) in
  net assets from
  operations.............  (2,332,554)     (644,873)   (4,329,598)  (4,882,422)
                           ==========    ==========    ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                          --------------------------
                                        VIP DYNAMIC
                               VIP        CAPITAL
                          CONTRAFUND(R) APPRECIATION
                          PORTFOLIO --  PORTFOLIO --
                             SERVICE      SERVICE
                             CLASS 2      CLASS 2
                          ------------- ------------

                          --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $   944,869          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,976,039      36,812
                           -----------    --------
Net investment income
  (expense)..............   (1,031,170)    (36,812)
                           -----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (591,735)     67,226
   Change in unrealized
     appreciation
     (depreciation)......   (3,382,153)   (119,241)
   Capital gain
     distributions.......           --          --
                           -----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   (3,973,888)    (52,015)
                           -----------    --------
Increase (decrease) in
  net assets from
  operations.............  $(5,005,058)    (88,827)
                           ===========    ========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ----------------------------------------------------------------------------------------------------------
                                                         VIP          VIP           VIP
                                        VIP EQUITY-    GROWTH &     GROWTH &      GROWTH         VIP          VIP
                           VIP EQUITY-     INCOME       INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH
                             INCOME     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO --    SERVICE      INITIAL      SERVICE       INITIAL      INITIAL      SERVICE
                          INITIAL CLASS   CLASS 2       CLASS       CLASS 2        CLASS        CLASS       CLASS 2
                          ------------- ------------ ------------ ------------ ------------- ------------ ------------
                                                    YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   2,629,867     1,253,719    430,329      220,064        15,178        239,265      105,555
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,540,680       951,186    365,397      231,991       136,820        936,504      329,253
                           ----------    ----------    -------      -------      --------     ----------   ----------
Net investment income
  (expense)..............   1,089,187       302,533     64,932      (11,927)     (121,642)      (697,239)    (223,698)
                           ----------    ----------    -------      -------      --------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (2,019,830)   (1,281,334)     3,141       57,535       242,299      1,529,259    1,195,796
   Change in unrealized
     appreciation
     (depreciation)......     830,312       817,165     26,555      (92,807)      (41,108)    (1,469,700)  (1,054,144)
   Capital gain
     distributions.......          --            --         --           --            --        237,200           --
                           ----------    ----------    -------      -------      --------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,189,518)    (-464,169)    29,696      (35,272)      201,191        296,759      141,652
                           ----------    ----------    -------      -------      --------     ----------   ----------
Increase (decrease) in
  net assets from
  operations.............    (100,331)     (161,636)    94,628      (47,199)       79,549       (400,480)     (82,046)
                           ==========    ==========    =======      =======      ========     ==========   ==========

                          -------------
                              VIP
                           INVESTMENT
                           GRADE BOND
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------

                          -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   491,153
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   223,561
                            -------
Net investment income
  (expense)..............   267,592
                            -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    66,494
   Change in unrealized
     appreciation
     (depreciation)......    15,469
   Capital gain
     distributions.......   380,637
                            -------
Net realized and
  unrealized gain (loss)
  on investments.........   462,600
                            -------
Increase (decrease) in
  net assets from
  operations.............   730,192
                            =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------

                                                                         VIP
                              VIP            VIP           VIP          VALUE
                            MID CAP        MID CAP       OVERSEAS     STRATEGIES
                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            INITIAL        SERVICE       INITIAL       SERVICE
                             CLASS         CLASS 2        CLASS        CLASS 2
                          ------------   ------------  ------------  ------------
                                                                              YEAR
                          --------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   165           24,433       425,944       34,612
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       287        1,878,608       383,943       77,958
                            -------      -----------    ----------     --------
Net investment income
  (expense)..............      (122)      (1,854,175)       42,001      (43,346)
                            -------      -----------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        50        5,279,474      (225,686)      79,395
   Change in unrealized
     appreciation
     (depreciation)......    (4,371)     (18,321,104)   (4,955,782)    (706,197)
   Capital gain
     distributions.......        --          191,973            --           --
                            -------      -----------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    (4,321)     (12,849,657)   (5,181,468)    (626,802)
                            -------      -----------    ----------     --------
Increase (decrease) in
  net assets from
  operations.............   $(4,443)     (14,703,832)   (5,139,467)    (670,148)
                            =======      ===========    ==========     ========

                                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          -------------------------------------------------------------------------------
                                           FRANKLIN      FRANKLIN
                                          LARGE CAP     TEMPLETON                   TEMPLETON   TEMPLETON
                                            GROWTH     VIP FOUNDING   MUTUAL SHARES  FOREIGN     FOREIGN
                          FRANKLIN INCOME SECURITIES FUNDS ALLOCATION  SECURITIES   SECURITIES  SECURITIES
                            SECURITIES     FUND --       FUND --         FUND --     FUND --     FUND --
                              FUND --      CLASS 2       CLASS 2         CLASS 2     CLASS 1     CLASS 2
                          CLASS 2 SHARES    SHARES        SHARES         SHARES       SHARES      SHARES
                          --------------- ---------- ---------------- ------------- ----------  ----------
                           ENDED DECEMBER 31, 2011
                          --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    36,497,578      2,387          17,945      1,503,850      222,505     23,736
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    12,637,017      5,583       2,227,282      1,071,096      166,345     24,423
                            -----------     ------      ----------     ----------   ----------   --------
Net investment income
  (expense)..............    23,860,561     (3,196)     (2,209,337)       432,754       56,160       (687)
                            -----------     ------      ----------     ----------   ----------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (4,946,803)       263        (506,768)     1,608,065       42,217      4,813
   Change in unrealized
     appreciation
     (depreciation)......   (15,668,769)    (6,847)     (1,035,387)    (3,519,437)  (1,398,713)  (169,193)
   Capital gain
     distributions.......            --         --              --             --           --         --
                            -----------     ------      ----------     ----------   ----------   --------
Net realized and
  unrealized gain (loss)
  on investments.........   (20,615,572)    (6,584)     (1,542,155)    (1,911,372)  (1,356,496)  (164,380)
                            -----------     ------      ----------     ----------   ----------   --------
Increase (decrease) in
  net assets from
  operations.............     3,244,989     (9,780)     (3,751,492)    (1,478,618)  (1,300,336)  (165,067)
                            ===========     ======      ==========     ==========   ==========   ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FRANKLIN TEMPLETON
                             VARIABLE INSURANCE
                          PRODUCTS TRUST (CONTINUED)                                     GE INVESTMENTS FUNDS, INC.
                          -------------------------  ---------------------------------------------------------------------------
                           TEMPLETON
                             GLOBAL     TEMPLETON
                              BOND        GROWTH     CORE VALUE            INTERNATIONAL   MID-CAP
                           SECURITIES   SECURITIES     EQUITY    INCOME       EQUITY       EQUITY
                            FUND --      FUND --      FUND --    FUND --      FUND --      FUND --      MONEY     PREMIER GROWTH
                            CLASS 1      CLASS 2      CLASS 1    CLASS 1      CLASS 1      CLASS 1      MARKET    EQUITY FUND --
                             SHARES       SHARES       SHARES    SHARES       SHARES       SHARES        FUND     CLASS 1 SHARES
                          -----------   ----------   ---------- ---------  ------------- -----------  ----------  --------------
                                                                          YEAR ENDED DECEMBER 31, 2011
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   725,746      173,888     128,821  1,915,775       67,645        83,231          --       73,284
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     173,404      202,666     247,375    705,915      160,397     1,163,292   3,191,996      581,105
                          -----------   ----------    --------  ---------   ----------   -----------  ----------     --------
Net investment income
  (expense)..............     552,342      (28,778)   (118,554) 1,209,860      (92,752)   (1,080,061) (3,191,996)    (507,821)
                          -----------   ----------    --------  ---------   ----------   -----------  ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     351,337     (207,500)    (12,007)  (202,204)  (2,212,889)    2,931,905          --      741,657
   Change in unrealized
     appreciation
     (depreciation)......  (1,215,317)    (767,941)   (327,907) 1,566,035      270,547   (13,549,598)         --     (480,978)
   Capital gain
     distributions.......      70,899           --          --         --           --     4,833,196          --           --
                          -----------   ----------    --------  ---------   ----------   -----------  ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    (793,081)    (975,441)   (339,914) 1,363,831   (1,942,342)   (5,784,497)         --      260,679
                          ===========   ==========    ========  =========   ==========   ===========  ==========     ========
Increase (decrease) in
  net assets from
  operations............. $  (240,739)  (1,004,219)   (458,468) 2,573,691   (2,035,094)   (6,864,558) (3,191,996)    (247,142)
                          ===========   ==========    ========  =========   ==========   ===========  ==========     ========



                          -----------------------


                          REAL ESTATE
                          SECURITIES
                            FUND --
                            CLASS 1   S&P 500(R)
                            SHARES    INDEX FUND
                          ----------- ----------

                          -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    820,852   2,864,036
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,026,238   2,467,531
                           ---------  ----------
Net investment income
  (expense)..............   (205,386)    396,505
                           ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,262,186   3,191,593
   Change in unrealized
     appreciation
     (depreciation)......  4,108,776  (2,897,119)
   Capital gain
     distributions.......         --          --
                           ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........  5,370,962     294,474
                           =========  ==========
Increase (decrease) in
  net assets from
  operations.............  5,165,576     690,979
                           =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ------------------------------------------------  -----------


                                                                             GENWORTH
                           SMALL-CAP                                         CALAMOS
                            EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY   GROWTH
                            FUND --     FUND --      FUND --      FUND --    FUND --
                            CLASS 1     CLASS 1      CLASS 3      CLASS 1    SERVICE
                            SHARES       SHARES       SHARES      SHARES      SHARES
                          ----------  ------------ ------------ ----------- ----------
                                  YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $      106   17,972,389   16,017,005     215,921     304,806
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    706,334   18,077,620   21,534,667     465,234     345,559
                          ----------  -----------  -----------  ----------  ----------
Net investment income
  (expense)..............   (706,228)    (105,231)  (5,517,662)   (249,313)    (40,753)
                          ----------  -----------  -----------  ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,202,643    4,602,709   (3,573,108)     82,890   1,657,656
   Change in unrealized
     appreciation
     (depreciation)......    499,082  (51,724,538) (44,735,319) (1,099,501) (5,084,483)
   Capital gain
     distributions.......         --           --           --          --   1,872,401
                          ----------  -----------  -----------  ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........  1,701,725  (47,121,829) (48,308,427) (1,016,611) (1,554,426)
                          ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets from
  operations............. $  995,497  (47,227,060) (53,826,089) (1,265,924) (1,595,179)
                          ==========  ===========  ===========  ==========  ==========

                                   GENWORTH VARIABLE INSURANCE TRUST
                          -------------------------------------------------------------
                                     GENWORTH                   GENWORTH     GENWORTH
                                       EATON                     GOLDMAN    LEGG MASON
                          GENWORTH     VANCE      GENWORTH        SACHS     CLEARBRIDGE
                          DAVIS NY   LARGE CAP    ENHANCED      ENHANCED    AGGRESSIVE
                          VENTURE      VALUE    INTERNATIONAL   CORE BOND     GROWTH
                          FUND --     FUND --   INDEX FUND -- INDEX FUND --   FUND --
                          SERVICE     SERVICE      SERVICE       SERVICE      SERVICE
                           SHARES     SHARES       SHARES        SHARES       SHARES
                          --------  ----------  ------------- ------------- -----------

                          -------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   62,895     582,856      161,925     2,823,347       95,008
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  127,061     754,817       68,830     2,553,013      756,220
                          --------  ----------   ----------     ---------   ----------
Net investment income
  (expense)..............  (64,166)   (171,961)      93,095       270,334     (661,212)
                          --------  ----------   ----------     ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    2,418     944,154       93,292       130,000    1,101,186
   Change in unrealized
     appreciation
     (depreciation)...... (788,608) (4,121,632)  (1,414,971)    6,393,868   (2,617,264)
   Capital gain
     distributions.......       --     675,045           --            --    2,638,682
                          --------  ----------   ----------     ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments......... (786,190) (2,502,433)  (1,321,679)    6,523,868    1,122,604
                          --------  ----------   ----------     ---------   ----------
Increase (decrease) in
  net assets from
  operations............. (850,356) (2,674,394)  (1,228,584)    6,794,202      461,392
                          ========  ==========   ==========     =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              GENWORTH VARIABLE
                          INSURANCE TRUST (CONTINUED)
                          -------------------------
                                           GENWORTH
                            GENWORTH      PYRAMIS(R)
                             PIMCO        SMALL/MID
                           STOCKSPLUS      CAP CORE
                            FUND --        FUND --
                            SERVICE        SERVICE
                             SHARES         SHARES
                          ------------   -----------

                          ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  9,757,200     2,926,060
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    2,910,511       742,049
                          ------------   -----------
Net investment income
  (expense)..............    6,846,689     2,184,011
                          ------------   -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    3,230,021     2,309,596
   Change in unrealized
     appreciation
     (depreciation)......  (15,490,312)  (13,143,039)
   Capital gain
     distributions.......    6,716,499     5,433,535
                          ------------   -----------
Net realized and
  unrealized gain (loss)
  on investments.........   (5,543,792)   (5,399,908)
                          ------------   -----------
Increase (decrease) in
  net assets from
  operations............. $  1,302,897    (3,215,897)
                          ============   ===========

                           GOLDMAN SACHS VARIABLE
                               INSURANCE TRUST                                 JPMORGAN INSURANCE TRUST
                          ------------------------  -----------------------------------------------------------------
                             GOLDMAN                               JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN
                              SACHS                   JPMORGAN    INSURANCE     INSURANCE    INSURANCE    INSURANCE
                            LARGE CAP     GOLDMAN    INSURANCE      TRUST         TRUST        TRUST        TRUST
                              VALUE        SACHS     TRUST CORE     EQUITY    INTERNATIONAL   INTREPID     INTREPID
                             FUND --      MID CAP       BOND        INDEX        EQUITY        GROWTH      MID CAP
                          INSTITUTIONAL    VALUE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                             SHARES        FUND       CLASS 1      CLASS 1       CLASS 1      CLASS 1      CLASS 1
                          ------------- ----------  ------------ ------------ ------------- ------------ ------------
                                                  YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    129,943       447,343    307,627       37,597         1,888        5,414        4,529
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    165,924       944,010     97,296       42,334         1,780       10,900       10,690
                            --------    ----------    -------      -------       -------      -------      -------
Net investment income
  (expense)..............    (35,981)     (496,667)   210,331       (4,737)          108       (5,486)      (6,161)
                            --------    ----------    -------      -------       -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (125,218)      529,647     57,387       45,122        13,338       17,670       17,253
   Change in unrealized
     appreciation
     (depreciation)......   (803,153)   (4,909,242)    37,064      (36,911)      (23,276)     (12,011)     (23,075)
   Capital gain
     distributions.......         --            --         --           --            --           --           --
                            --------    ----------    -------      -------       -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   (928,371)   (4,379,595)    94,451        8,211        (9,938)       5,659       (5,822)
                            --------    ----------    -------      -------       -------      -------      -------
Increase (decrease) in
  net assets from
  operations.............   (964,352)   (4,876,262)   304,782        3,474        (9,830)         173      (11,983)
                            ========    ==========    =======      =======       =======      =======      =======


                          ------------
                            JPMORGAN
                           INSURANCE
                             TRUST
                            MID CAP
                             GROWTH
                          PORTFOLIO --
                            CLASS 1
                          ------------

                          -----------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    10,315
                            -------
Net investment income
  (expense)..............   (10,315)
                            -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    29,357
   Change in unrealized
     appreciation
     (depreciation)......   (54,281)
   Capital gain
     distributions.......        --
                            -------
Net realized and
  unrealized gain (loss)
  on investments.........   (24,924)
                            -------
Increase (decrease) in
  net assets from
  operations.............   (35,239)
                            =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 JPMORGAN INSURANCE TRUST
                                       (CONTINUED)
                          -------------------------------------  -------------
                            JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE     JPMORGAN
                             TRUST        TRUST      INSURANCE
                            MID CAP     SMALL CAP    TRUST U.S.    BALANCED
                             VALUE         CORE        EQUITY    PORTFOLIO --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL
                            CLASS 1      CLASS 1      CLASS 1       SHARES
                          ------------ ------------ ------------ -------------

                          ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  1,998          37       24,716      2,860,005
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      2,336         426       41,851      1,590,405
                            --------      ------      -------     ----------
Net investment income
  (expense)..............       (338)       (389)     (17,135)     1,269,600
                            --------      ------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     27,792         943       38,363      2,724,176
   Change in unrealized
     appreciation
     (depreciation)......    (24,264)     (2,423)     (98,045)    (8,988,103)
   Capital gain
     distributions.......         --          --           --      5,490,582
                            --------      ------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........      3,528      (1,480)     (59,682)      (773,345)
                            --------      ------      -------     ----------
Increase (decrease) in
  net assets from
  operations.............   $  3,190      (1,869)     (76,817)       496,255
                            ========      ======      =======     ==========

                                                   JANUS ASPEN SERIES
                          --------------------------------------------------------------------------------


                                                                    FLEXIBLE
                            BALANCED    ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------- ------------
                          YEAR ENDED DECEMBER 31, 2011
                          --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   3,433,428           --           --       868,536       169,355       123,842
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   2,656,739      804,799       96,643       332,964       681,944       825,161
                          -----------   ----------     --------     ---------    ----------    ----------
Net investment income
  (expense)..............     776,689     (804,799)     (96,643)      535,572      (512,589)     (701,319)
                          -----------   ----------     --------     ---------    ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   3,298,405    2,726,970      705,415       150,279     2,176,136     1,550,345
   Change in unrealized
     appreciation
     (depreciation)...... (11,802,930)  (3,294,601)    (787,024)     (816,382)   (5,227,894)   (4,774,532)
   Capital gain
     distributions.......   7,213,432           --           --     1,325,047            --            --
                          -----------   ----------     --------     ---------    ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,291,093)    (567,631)     (81,609)      658,944    (3,051,758)   (3,224,187)
                          -----------   ----------     --------     ---------    ----------    ----------
Increase (decrease) in
  net assets from
  operations.............    (514,404)  (1,372,430)    (178,252)    1,194,516    (3,564,347)   (3,925,506)
                          ===========   ==========     ========     =========    ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                         JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------------------------------



                             GLOBAL
                           TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE    WORLDWIDE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------ ------------- ------------
                                                                              YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $        --      328,488       20,573        364,871       45,052      352,087       28,115
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     109,901      809,099       73,707      1,136,806      182,546      874,306       93,103
                          -----------   ----------     --------    -----------   ----------   ----------     --------
Net investment income
  (expense)..............    (109,901)    (480,611)     (53,134)      (771,935)    (137,494)    (522,219)     (64,988)
                          -----------   ----------     --------    -----------   ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     720,245    1,405,826      203,440      3,331,925    1,733,836     (182,014)      78,097
   Change in unrealized
     appreciation
     (depreciation)......  (1,335,648)  (4,511,335)    (458,334)   (32,440,193)  (6,053,011)  (8,581,122)    (934,911)
   Capital gain
     distributions.......          --           --           --        760,924      118,501           --           --
                          -----------   ----------     --------    -----------   ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    (615,403)  (3,105,509)    (254,894)   (28,347,344)  (4,200,674)  (8,763,136)    (856,814)
                          -----------   ----------     --------    -----------   ----------   ----------     --------
Increase (decrease) in
  net assets from
  operations............. $  (725,304)  (3,586,120)    (308,028)   (29,119,279)  (4,338,168)  (9,285,355)    (921,802)
                          ===========   ==========     ========    ===========   ==========   ==========     ========

                                   LEGG MASON PARTNERS
                                  VARIABLE EQUITY TRUST
                          -------------------------------------
                                        LEGG MASON   LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                          CLEARBRIDGE    VARIABLE     VARIABLE
                            VARIABLE      EQUITY       EQUITY
                           AGGRESSIVE     INCOME       INCOME
                             GROWTH      BUILDER      BUILDER
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS II
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --      160,431      223,853
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     93,633       68,742      153,926
                            --------     --------     --------
Net investment income
  (expense)..............    (93,633)      91,689       69,927
                            --------     --------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    276,400     (157,290)    (303,883)
   Change in unrealized
     appreciation
     (depreciation)......   (377,650)     372,324      652,047
   Capital gain
     distributions.......         --           --           --
                            --------     --------     --------
Net realized and
  unrealized gain (loss)
  on investments.........   (101,250)     215,034      348,164
                            --------     --------     --------
Increase (decrease) in
  net assets from
  operations.............   (194,883)     306,723      418,091
                            ========     ========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     LEGG MASON
                                                      PARTNERS
                             LEGG MASON PARTNERS      VARIABLE
                            VARIABLE EQUITY TRUST      INCOME
                                 (CONTINUED)           TRUST                                   MFS(R) VARIABLE INSURANCE TRUST
                          ------------------------- ------------ --------------------------------------------------------------
                           LEGG MASON                LEGG MASON
                          CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE   CLEARBRIDGE     ASSET                      MFS(R) INVESTORS MFS(R) NEW  MFS(R) STRATEGIC
                          FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS      TRUST       DISCOVERY        INCOME
                            ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK      SERIES --     SERIES --      SERIES --
                             VALUE        VALUE         BOND        SERIES --         SERVICE       SERVICE        SERVICE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS        CLASS         CLASS          CLASS
                            CLASS I      CLASS I      CLASS I         SHARES           SHARES        SHARES         SHARES
                          ------------ ------------ ------------ ---------------- ---------------- ----------  ----------------
                                                                                    YEAR ENDED DECEMBER 31, 2011
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  95,303     227,967      501,086          26,603           66,058             --        4,235
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    123,878     150,988      205,562         163,665          140,528        454,013        1,155
                           ---------     -------      -------        --------         --------     ----------       ------
Net investment income
  (expense)..............    (28,575)     76,979      295,524        (137,062)         (74,470)      (454,013)       3,080
                           ---------     -------      -------        --------         --------     ----------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (128,573)    134,892       54,769         481,041          377,639      2,060,421          288
   Change in unrealized
     appreciation
     (depreciation)......   (415,543)    173,676      382,928        (441,308)        (608,440)    (8,519,721)      (1,039)
   Capital gain
     distributions.......         --          --           --              --               --      3,452,410           --
                           ---------     -------      -------        --------         --------     ----------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   (544,116)    308,568      437,697          39,733         (230,801)    (3,006,890)        (751)
                           ---------     -------      -------        --------         --------     ----------       ------
Increase (decrease) in
  net assets from
  operations.............  $(572,691)    385,547      733,221         (97,329)        (305,271)    (3,460,903)       2,329
                           =========     =======      =======        ========         ========     ==========       ======


                                                         OPPENHEIMER
                                                          VARIABLE
                                                        ACCOUNT FUNDS
                          -------------------------------------------


                          MFS(R) TOTAL
                             RETURN    MFS(R) UTILITIES  OPPENHEIMER
                           SERIES --      SERIES --       BALANCED
                            SERVICE        SERVICE       FUND/VA --
                             CLASS          CLASS        NON-SERVICE
                             SHARES         SHARES         SHARES
                          ------------ ---------------- -------------

                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  1,605,443        942,821        411,089
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,339,825        501,859        242,849
                           ---------      ---------       --------
Net investment income
  (expense)..............    265,618        440,962        168,240
                           ---------      ---------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (111,352)       945,299       (766,899)
   Change in unrealized
     appreciation
     (depreciation)......   (306,671)       264,981        512,047
   Capital gain
     distributions.......         --             --             --
                           ---------      ---------       --------
Net realized and
  unrealized gain (loss)
  on investments.........   (418,023)     1,210,280       (254,852)
                           ---------      ---------       --------
Increase (decrease) in
  net assets from
  operations.............   (152,405)     1,651,242        (86,612)
                           =========      =========       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          -----------------------------------------------------------------------------------------------------
                                                                                                                   OPPENHEIMER
                                       OPPENHEIMER  OPPENHEIMER              OPPENHEIMER                           MAIN STREET
                          OPPENHEIMER    CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL     OPPENHEIMER OPPENHEIMER   SMALL- &
                           BALANCED    APPRECIATION APPRECIATION  CORE BOND  SECURITIES   HIGH INCOME MAIN STREET    MID-CAP
                          FUND/VA --    FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --   FUND/VA --  FUND/VA --  FUND(R)/VA --
                            SERVICE    NON-SERVICE    SERVICE    NON-SERVICE   SERVICE    NON-SERVICE   SERVICE      SERVICE
                            SHARES        SHARES       SHARES      SHARES      SHARES       SHARES      SHARES       SHARES
                          -----------  ------------ ------------ ----------- -----------  ----------- ----------- -------------
                                                                          YEAR ENDED DECEMBER 31, 2011
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   781,965      147,612       8,972    1,120,236    1,154,864     672,348   1,127,614      426,729
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     716,830      548,210     122,332      265,516    1,727,038     101,942   3,296,278    1,838,542
                          -----------   ----------    --------    ---------  -----------  ----------  ----------   ----------
Net investment income
  (expense)..............      65,135     (400,598)   (113,360)     854,720     (572,174)    570,406  (2,168,664)  (1,411,813)
                          -----------   ----------    --------    ---------  -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (1,391,477)   1,071,619     237,035     (694,275)   4,424,750  (1,846,208)  7,805,878    5,696,844
   Change in unrealized
     appreciation
     (depreciation)......     807,429   (1,538,709)   (310,883)   1,059,023  (13,616,153)  1,048,560  (9,468,643)  (7,380,714)
   Capital gain
     distributions.......          --           --          --           --           --          --          --           --
                          -----------   ----------    --------    ---------  -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (584,048)    (467,090)    (73,848)     364,748   (9,191,403)   (797,648) (1,662,765)  (1,683,870)
                          -----------   ----------    --------    ---------  -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets from
  operations............. $  (518,913)    (867,688)   (187,208)   1,219,468   (9,763,577)   (227,242) (3,831,429)  (3,095,683)
                          ===========   ==========    ========    =========  ===========  ==========  ==========   ==========

                          -----------------------
                          OPPENHEIMER OPPENHEIMER
                           SMALL- &    SMALL- &
                            MID-CAP     MID-CAP
                            GROWTH      GROWTH
                          FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE
                            SHARES      SHARES
                          ----------- -----------

                          -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   401,958      53,246
                           --------    --------
Net investment income
  (expense)..............  (401,958)    (53,246)
                           --------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   393,982      53,571
   Change in unrealized
     appreciation
     (depreciation)......    68,955    (254,792)
   Capital gain
     distributions.......        --          --
                           --------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   462,937    (201,221)
                           --------    --------
Increase (decrease) in
  net assets from
  operations.............    60,979    (254,467)
                           ========    ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                     RYDEX
                                                                                                                   VARIABLE
                                                      PIMCO VARIABLE INSURANCE TRUST                                 TRUST
                          --------------------------------------------------------------------------------------  -----------
                                        FOREIGN BOND                   LONG-TERM
                           ALL ASSET     PORTFOLIO                        U.S.
                          PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN
                            ADVISOR      HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                             CLASS     ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  NASDAQ --
                             SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES  100(R) FUND
                          ------------ -------------- -------------- -------------- -------------- -------------- -----------
                                                                                 YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 1,744,783      92,815        7,187,396     1,104,199       4,030,108     11,058,411          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     365,680      68,115        1,696,535       623,785       4,117,581      6,801,906      87,147
                          -----------     -------       ----------     ---------      ----------     ----------    --------
Net investment income
  (expense)..............   1,379,103      24,700        5,490,861       480,414         (87,473)     4,256,505     (87,147)
                          -----------     -------       ----------     ---------      ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (88,236)    (14,187)       2,698,744     1,286,005       1,602,437      4,315,750     404,591
   Change in unrealized
     appreciation
     (depreciation)......  (1,346,878)    155,227       (6,000,298)    6,648,458      (2,895,109)    (6,283,919)   (466,535)
   Capital gain
     distributions.......          --      41,183               --       846,679              --      5,704,209          --
                          -----------     -------       ----------     ---------      ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,435,114)    182,223       (3,301,554)    8,781,142      (1,292,672)     3,736,040     (61,944)
                          -----------     -------       ----------     ---------      ----------     ----------    --------
Increase (decrease) in
  net assets from
  operations............. $   (56,011)    206,923        2,189,307     9,261,556      (1,380,145)     7,992,545    (149,091)
                          ===========     =======       ==========     =========      ==========     ==========    ========

                                                        THE
                                                     PRUDENTIAL
                            THE ALGER PORTFOLIOS    SERIES FUND
                          ------------------------  ------------
                             ALGER                    JENNISON
                           LARGE CAP   ALGER SMALL     20/20
                             GROWTH     CAP GROWTH     FOCUS
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                           CLASS I-2    CLASS I-2     CLASS II
                             SHARES       SHARES       SHARES
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     364,141           --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     526,382      466,130      174,068
                           ----------   ----------   ----------
Net investment income
  (expense)..............    (162,241)    (466,130)    (174,068)
                           ----------   ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     811,791    2,362,148      739,038
   Change in unrealized
     appreciation
     (depreciation)......  (1,120,933)  (3,225,981)  (1,109,310)
   Capital gain
     distributions.......          --           --           --
                           ----------   ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (309,142)    (863,833)    (370,272)
                           ----------   ----------   ----------
Increase (decrease) in
  net assets from
  operations.............    (471,383)  (1,329,963)    (544,340)
                           ==========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                           WELLS FARGO
                                                                                            VARIABLE
                                       THE PRUDENTIAL SERIES FUND (CONTINUED)                 TRUST
                          ---------------------------------------------------------------  -----------
                                                                                           WELLS FARGO
                                         NATURAL                        SP PRUDENTIAL U.S.  ADVANTAGE
                            JENNISON    RESOURCES                            EMERGING       VT OMEGA
                          PORTFOLIO -- PORTFOLIO --  SP INTERNATIONAL         GROWTH         GROWTH
                            CLASS II     CLASS II   GROWTH PORTFOLIO --    PORTFOLIO --      FUND --
                             SHARES       SHARES      CLASS II SHARES    CLASS II SHARES     CLASS 2
                          ------------ ------------ ------------------- ------------------ -----------
                                                  YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $      --            --            63                269               --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     46,847       584,482           215                387           49,528
                           ---------   -----------        ------               ----         --------
Net investment income
  (expense)..............    (46,847)     (584,482)         (152)              (118)         (49,528)
                           ---------   -----------        ------               ----         --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    100,564     2,711,300          (460)               486          154,022
   Change in unrealized
     appreciation
     (depreciation)......   (218,044)  (10,176,962)       (1,835)              (259)        (429,914)
   Capital gain
     distributions.......         --            --            --                 --           23,974
                           ---------   -----------        ------               ----         --------
Net realized and
  unrealized gain (loss)
  on investments.........   (117,480)   (7,465,662)       (2,295)               227         (251,918)
                           ---------   -----------        ------               ----         --------
Increase (decrease) in
  net assets from
  operations.............  $(164,327)   (8,050,144)       (2,447)               109         (301,446)
                           =========   ===========        ======               ====         ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets





                                   CONSOLIDATED TOTAL
                             ------------------------------

                             -------------------------------
                                   2011            2010
                             ---------------  -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    30,438,038     47,366,115
 Net realized gain
   (loss) on investments....      93,689,782    (11,191,819)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (471,699,249)   838,845,134
 Capital gain
   distribution.............      61,046,534     28,612,829
                             ---------------  -------------
    Increase (decrease)
     in net assets from
     operations.............    (286,524,895)   903,632,259
                             ---------------  -------------
From capital
 transactions (note 4):
 Net premiums...............      84,292,096    171,409,381
 Death benefits.............    (151,159,818)  (143,088,431)
 Surrenders.................  (1,036,456,511)  (905,420,586)
 Administrative expenses....     (26,527,385)   (26,660,682)
 Capital contribution
   (withdrawal).............         102,695     (7,475,735)
 Transfers between
   subaccounts
   (including fixed
   account), net............      (1,954,514)   109,323,241
                             ---------------  -------------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,131,703,437)  (801,912,812)
                             ---------------  -------------
Increase (decrease) in
 net assets.................  (1,418,228,332)   101,719,447
Net assets at beginning
 of year....................   9,440,794,408  9,339,074,961
                             ---------------  -------------
Net assets at end of year... $ 8,022,566,076  9,440,794,408
                             ===============  =============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                        AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                             -------------------------------------------------------------------------------------------
                               INVESCO V.I. BASIC     INVESCO V.I. CAPITAL   INVESCO V.I. CAPITAL      INVESCO V.I.
                                  VALUE FUND --       APPRECIATION FUND --   DEVELOPMENT FUND --    CORE EQUITY FUND --
                                SERIES II SHARES         SERIES I SHARES     SERIES I SHARES          SERIES I SHARES
                             ----------------------  ----------------------  -------------------  ----------------------
                                             YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------
                                2011        2010        2011        2010      2011       2010        2011        2010
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (99,778)   (150,151)   (139,459)    (92,740)   (54)       (47)       (77,091)    (84,397)
 Net realized gain
   (loss) on investments....   (947,552) (1,624,746)    105,704    (297,146)    (3)       (10)       316,345      56,209
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    580,142   2,251,375    (827,408)  1,725,039   (504)     1,141       (369,041)    999,749
 Capital gain
   distribution.............         --          --          --          --     --         --             --          --
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (467,188)    476,478    (861,163)  1,335,153   (561)     1,084       (129,787)    971,561
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      5,925     107,982       8,834     123,262     --         --        123,441      59,322
 Death benefits.............    (33,818)     36,842     (81,682)   (178,143)    --         --       (182,915)    (43,288)
 Surrenders................. (1,681,695) (1,615,105) (1,269,817) (1,587,754)    --         --     (1,756,309) (2,510,139)
 Administrative expenses....    (25,845)    (31,614)    (23,582)    (24,167)    --         --        (28,616)    (30,170)
 Capital contribution
   (withdrawal).............         --          --          --          --     --         --             --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (968,040)   (773,910)   (369,858)   (633,332)    (1)         1       (505,273)   (305,560)
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,703,473) (2,275,805) (1,736,105) (2,300,134)    (1)         1     (2,349,672) (2,829,835)
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
Increase (decrease) in
 net assets................. (3,170,661) (1,799,327) (2,597,268)   (964,981)  (562)     1,085     (2,479,459) (1,858,274)
Net assets at beginning
 of year.................... 11,425,606  13,224,933  11,055,340  12,020,321  7,143      6,058     13,194,257  15,052,531
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
Net assets at end of year...  8,254,945  11,425,606   8,458,072  11,055,340  6,581      7,143     10,714,798  13,194,257
                             ==========  ==========  ==========  ==========    =====     =====    ==========  ==========
Change in units (note 5):
 Units purchased............     60,806     164,462      60,764      89,433     --         --         55,706      73,801
 Units redeemed.............   (310,754)   (384,587)   (321,544)   (483,878)    --         --       (268,849)   (356,637)
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (249,948)   (220,125)   (260,780)   (394,445)    --         --       (213,143)   (282,836)
                             ==========  ==========  ==========  ==========    =====     =====    ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                        --------------------------------------------------------------------------------------------------------
                           INVESCO V.I.     INVESCO V.I.             INVESCO V.I.             INVESCO V.I.         INVESCO V.I.
                            GLOBAL REAL      GOVERNMENT             INTERNATIONAL               LARGE CAP           TECHNOLOGY
                          ESTATE FUND --    SECURITIES FUND --      GROWTH FUND --           GROWTH FUND --           FUND --
                         SERIES II SHARES   SERIES I SHARES        SERIES II SHARES          SERIES I SHARES      SERIES I SHARES
                        ------------------  -----------------  -----------------------  ------------------------  --------------
                                                                                        PERIOD FROM
                                                                                        JANUARY 1 TO  YEAR ENDED    YEAR ENDED
                                         YEAR ENDED DECEMBER 31,                         APRIL 29,   DECEMBER 31,  DECEMBER 31,
                        --------------------------------------------------------------  ------------ ------------ --------------
                          2011      2010     2011      2010        2011        2010         2011         2010      2011    2010
                        --------  --------   -----     -----   -----------  ----------  ------------ ------------ ------  ------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense).... $  4,135     6,777     59       258       (277,856)    (21,023)        (4)         (50)      (67)    (76)
 Net realized gain
   (loss) on
   investments.........    5,204    (8,140)     1       (52)     1,162,496    (721,759)       241          217        60      13
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments......  (24,612)   23,696    409        37     (5,765,865)  5,454,714       (135)        (195)     (666)  2,072
 Capital gain
   distribution........       --        --     --        --             --          --         --           --        --      --
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
    Increase
     (decrease) in
     net assets
     from operations...  (15,273)   22,333    469       243     (4,881,225)  4,711,932        102          (28)     (673)  2,009
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
From capital
 transactions (note
 4):
 Net premiums..........       --        --    240       240      1,113,579   1,802,869         --           --        --      --
 Death benefits........       --        --     --        --       (476,725)    (49,952)        --           --        --      --
 Surrenders............  (32,660)  (13,973)    --      (248)    (4,247,151) (3,857,037)      (205)         (82)       --      --
 Administrative
   expenses............     (307)     (498)    --        --       (292,222)   (263,392)        --          (10)       --      --
 Capital
   contribution
   (withdrawal)........       --        --     --        --             --          --         --           --        --      --
 Transfers between
   subaccounts
   (including fixed
   account), net.......   14,982  (162,412) 3,796      (112)    (7,955,218) (6,127,571)    (1,178)      (4,340)     (134)    (40)
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
    Increase
     (decrease) in
     net assets
     from capital
     transactions......  (17,985) (176,883) 4,036      (120)   (11,857,737) (8,495,083)    (1,383)      (4,432)     (134)    (40)
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
Increase (decrease)
 in net assets.........  (33,258) (154,550) 4,505       123    (16,738,962) (3,783,151)    (1,281)      (4,460)     (807)  1,969
Net assets at
 beginning of year.....  241,565   396,115  2,827     2,704     64,183,718  67,966,869      1,281        5,741    11,857   9,888
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
Net assets at end
 of year............... $208,307   241,565  7,332     2,827     47,444,756  64,183,718         --        1,281    11,050  11,857
                        ========  ========   =====     =====   ===========  ==========     ======       ======    ======  ======
Change in units
 (note 5):
 Units purchased.......    4,777    82,835    261       227        827,842   5,793,209         --           --        --      --
 Units redeemed........   (5,893) (103,745)    (3)     (227)    (1,668,947) (7,074,350)      (126)        (539)      (36)    (13)
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners..............   (1,116)  (20,910)   258        --       (841,105) (1,281,141)      (126)        (539)      (36)    (13)
                        ========  ========   =====     =====   ===========  ==========     ======       ======    ======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             --------------
                              INVESCO V.I.
                               UTILITIES
                                FUND --
                                SERIES I
                                 SHARES
                             -------------

                               YEAR ENDED
                              DECEMBER 31,
                             -------------
                              2011    2010
                             ------  -----
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   87     86
 Net realized gain
   (loss) on investments....     (4)    (7)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    404     81
 Capital gain
   distribution.............     --     --
                             ------  -----
    Increase (decrease)
     in net assets from
     operations.............    487    160
                             ------  -----
From capital
 transactions (note 4):
 Net premiums...............     --     --
 Death benefits.............     --     --
 Surrenders.................     --     --
 Administrative expenses....     --     --
 Capital contribution
   (withdrawal).............     --     --
 Transfers between
   subaccounts
   (including fixed
   account), net............     42    185
                             ------  -----
    Increase (decrease)
     in net assets from
     capital transactions...     42    185
                             ------  -----
Increase (decrease) in
 net assets.................    529    345
Net assets at beginning
 of year....................  3,087  2,742
                             ------  -----
Net assets at end of year... $3,616  3,087
                             ======  =====
Change in units (note 5):
 Units purchased............      4     19
 Units redeemed.............     --     --
                             ------  -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      4     19
                             ======  =====

                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ----------------------------------------------------------------------------------------
                                 INVESCO             INVESCO                                          INVESCO
                               VAN KAMPEN          VAN KAMPEN                INVESCO                VAN KAMPEN
                              V.I. CAPITAL        V.I. CAPITAL              VAN KAMPEN            V.I. EQUITY AND
                             GROWTH FUND --      GROWTH FUND --       V.I. COMSTOCK FUND --       INCOME FUND --
                             SERIES I SHARES    SERIES II SHARES         SERIES II SHARES        SERIES II SHARES
                             --------------- ----------------------  -----------------------  ----------------------
                               PERIOD FROM
                               APRIL 29 TO
                              DECEMBER 31,                           YEAR ENDED DECEMBER 31,
                             --------------- -----------------------------------------------------------------------
                                  2011          2011        2010        2011         2010        2011        2010
                             --------------- ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................        (10)       (105,479)   (114,124)    (91,562)    (737,055)    (38,038)    (11,087)
 Net realized gain
   (loss) on investments....         (2)        433,750     281,936      41,916   (2,630,953)    321,136     405,336
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........       (159)       (831,035)    970,841  (1,517,899)   9,514,893    (815,548)    971,433
 Capital gain
   distribution.............         --              --          --          --           --          --          --
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............       (171)       (502,764)  1,138,653  (1,567,545)   6,146,885    (532,450)  1,365,682
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --          12,916      14,829     179,782      703,802      46,099     114,026
 Death benefits.............         --         (70,274)     (1,468)    (59,192)    (241,153)     (4,502)         --
 Surrenders.................         --        (763,445)   (747,220) (6,418,359)  (6,396,333) (1,109,426)   (656,050)
 Administrative expenses....         (9)        (20,922)    (24,503)   (141,471)    (160,334)    (50,072)    (45,503)
 Capital contribution
   (withdrawal).............         --              --          --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............      1,178        (491,604)   (530,072)   (918,103)  (7,055,771)    895,607     780,952
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...      1,169      (1,333,329) (1,288,434) (7,357,343) (13,149,789)   (222,294)    193,425
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................        998      (1,836,093)   (149,781) (8,924,888)  (7,002,904)   (754,744)  1,559,107
Net assets at beginning
 of year....................         --       7,546,590   7,696,371  48,249,762   55,252,666  14,342,342  12,783,235
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of year...        998       5,710,497   7,546,590  39,324,874   48,249,762  13,587,598  14,342,342
                                  =====      ==========  ==========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............        118          29,204      61,487     547,392    2,052,334     440,520   1,442,656
 Units redeemed.............         (1)       (138,160)   (183,098) (1,115,507)  (3,169,879)   (471,302) (1,410,656)
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........        117        (108,956)   (121,611)   (568,115)  (1,117,545)    (30,782)     32,000
                                  =====      ==========  ==========  ==========  ===========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                             ----------------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN
                                 BALANCED WEALTH          GLOBAL THEMATIC            GROWTH AND               INTERNATIONAL
                                     STRATEGY                 GROWTH                   INCOME                     VALUE
                                   PORTFOLIO --            PORTFOLIO --             PORTFOLIO --              PORTFOLIO --
                                     CLASS B                  CLASS B                  CLASS B                   CLASS B
                             -----------------------  ----------------------  ------------------------  ------------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010         2011         2010         2011         2010
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    94,843     210,358     (64,537)     37,838     (254,891)    (989,762)   1,674,134      801,894
 Net realized gain
   (loss) on investments....     629,311     181,238      53,883     275,759   (1,784,878)  (5,569,644)    (159,144) (13,736,342)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (1,721,269)  1,506,224  (1,468,220)    417,333    4,760,430   12,968,668  (17,262,252)  15,898,810
 Capital gain
   distribution.............          --          --          --          --           --           --           --           --
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (997,115)  1,897,820  (1,478,874)    730,930    2,720,661    6,409,262  (15,747,262)   2,964,362
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     221,989     349,123      49,458      97,555      389,698      485,065      729,006    1,703,223
 Death benefits.............     (36,247)     (8,852)    (62,715)     (2,754)    (659,639)  (1,017,371)    (249,522)    (106,193)
 Surrenders.................  (1,288,213) (2,119,684)   (602,870)   (860,471)  (9,998,195)  (8,664,523)  (6,391,439)  (5,073,908)
 Administrative expenses....    (128,478)   (138,563)    (19,210)    (21,645)    (124,464)    (133,469)    (336,962)    (296,780)
 Capital contribution
   (withdrawal).............          --          --          --          --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,807,069)   (207,947)   (543,346)   (605,820)  (3,107,864)  (3,034,676)   6,590,274   (5,159,560)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,038,018) (2,125,923) (1,178,683) (1,393,135) (13,500,464) (12,364,974)     341,357   (8,933,218)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (5,035,133)   (228,103) (2,657,557)   (662,205) (10,779,803)  (5,955,712) (15,405,905)  (5,968,856)
Net assets at beginning
 of year....................  25,232,308  25,460,411   5,914,549   6,576,754   62,977,374   68,933,086   81,553,670   87,522,526
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year... $20,197,175  25,232,308   3,256,992   5,914,549   52,197,571   62,977,374   66,147,765   81,553,670
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............     301,273   2,818,208     194,759     250,929      260,656      739,284    3,055,749   16,076,390
 Units redeemed.............    (742,670) (3,071,228)   (293,240)   (362,855)  (1,431,708)  (1,978,586)  (2,566,790) (16,842,780)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (441,397)   (253,020)    (98,481)   (111,926)  (1,171,052)  (1,239,302)     488,959     (766,390)
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

                             -----------------------
                                ALLIANCEBERNSTEIN
                                    LARGE CAP
                                     GROWTH
                                  PORTFOLIO --
                                     CLASS B
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (201,279)   (195,032)
 Net realized gain
   (loss) on investments....    606,478     202,206
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (1,056,906)  1,042,675
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (651,707)  1,049,849
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     40,136     171,560
 Death benefits.............   (148,457)   (133,580)
 Surrenders................. (2,001,952) (2,274,389)
 Administrative expenses....    (30,061)    (33,063)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (640,244)   (656,629)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,780,578) (2,926,101)
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,432,285) (1,876,252)
Net assets at beginning
 of year.................... 14,888,131  16,764,383
                             ----------  ----------
Net assets at end of year... 11,455,846  14,888,131
                             ==========  ==========
Change in units (note 5):
 Units purchased............    168,846     193,785
 Units redeemed.............   (549,372)   (645,196)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (380,526)   (451,411)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                ALLIANCEBERNSTEIN
                             VARIABLE PRODUCTS SERIES
                              FUND, INC. (CONTINUED)
                             -----------------------
                                ALLIANCEBERNSTEIN
                                    SMALL CAP
                                      GROWTH
                                   PORTFOLIO --
                                     CLASS B
                             -----------------------

                             ------------------------
                                 2011        2010
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (258,675)   (124,860)
 Net realized gain
   (loss) on investments....   1,417,903     338,800
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (726,320)  2,580,702
 Capital gain
   distribution.............          --          --
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     432,908   2,794,642
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     663,699     188,211
 Death benefits.............    (403,057)    (44,778)
 Surrenders.................  (1,451,289)   (847,142)
 Administrative expenses....     (77,774)    (31,233)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,342,303   8,790,650
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...      73,882   8,055,708
                             -----------  ----------
Increase (decrease) in
 net assets.................     506,790  10,850,350
Net assets at beginning
 of year....................  16,698,028   5,847,678
                             -----------  ----------
Net assets at end of year... $17,204,818  16,698,028
                             ===========  ==========
Change in units (note 5):
 Units purchased............     809,409   1,631,815
 Units redeemed.............    (784,684)   (797,958)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      24,725     833,857
                             ===========  ==========

                                 AMERICAN CENTURY
                              VARIABLE PORTFOLIOS II,
                                       INC.                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                             ------------------------  -------------------------------------------------------

                                   VP INFLATION           VP INCOME &
                                    PROTECTION              GROWTH         VP INTERNATIONAL
                                      FUND --               FUND --             FUND --          VP ULTRA(R)
                                     CLASS II               CLASS I             CLASS I        FUND -- CLASS I
                             ------------------------  ----------------  --------------------  ---------------
                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                 2011         2010       2011     2010      2011       2010     2011     2010
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,917,477      (77,106)    (214)    (359)    (4,393)     4,808  (1,040)    (774)
 Net realized gain
   (loss) on investments....   2,368,024    6,994,140    1,177   (6,890)    18,216   (180,209)    724      867
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   2,709,046   (4,341,084)   2,307   18,491   (160,439)   244,443     124    7,135
 Capital gain
   distribution.............   1,047,038           --       --       --         --         --      --       --
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
    Increase (decrease)
     in net assets from
     operations.............   8,041,585    2,575,950    3,270   11,242   (146,616)    69,042    (192)   7,228
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
From capital
 transactions (note 4):
 Net premiums...............     755,259    2,713,505       --       --         --         --      --       --
 Death benefits.............    (327,093)     (99,103)      --       --         --         --      --       --
 Surrenders.................  (7,097,224)  (5,465,286)  (5,235)  (6,698)   (70,794)   (93,537) (2,561)  (2,594)
 Administrative expenses....    (452,486)    (468,710)    (200)    (328)    (1,877)    (2,055)   (305)    (394)
 Capital contribution
   (withdrawal).............          --           --       --       --         --         --      --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (6,999,334) (40,675,036) (26,024) (52,156)    76,258   (837,221)    802  (16,582)
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (14,120,878) (43,994,630) (31,459) (59,182)     3,587   (932,813) (2,064) (19,570)
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
Increase (decrease) in
 net assets.................  (6,079,293) (41,418,680) (28,189) (47,940)  (143,029)  (863,771) (2,256) (12,342)
Net assets at beginning
 of year....................  87,433,684  128,852,364  102,296  150,236  1,174,169  2,037,940  55,899   68,241
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
Net assets at end of year...  81,354,391   87,433,684   74,107  102,296  1,031,140  1,174,169  53,643   55,899
                             ===========  ===========  =======  =======  =========  =========  ======  =======
Change in units (note 5):
 Units purchased............   1,591,087   10,561,339    6,189      756     21,137    308,849     489      547
 Units redeemed.............  (2,778,187) (14,599,407)  (9,161)  (5,760)   (18,659)  (401,842)   (653)  (2,342)
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,187,100)  (4,038,068)  (2,972)  (5,004)     2,478    (92,993)   (164)  (1,795)
                             ===========  ===========  =======  =======  =========  =========  ======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AMERICAN CENTURY
                                  VARIABLE
                              PORTFOLIOS, INC.
                                 (CONTINUED)                                  BLACKROCK VARIABLE SERIES FUNDS, INC.
                             ------------------  -----------------------------------------------------------------------
                                                                                                         BLACKROCK
                                                        BLACKROCK                BLACKROCK               LARGE CAP
                                                    BASIC VALUE V.I.      GLOBAL ALLOCATION V.I.        GROWTH V.I.
                                  VP VALUE               FUND --                  FUND --                 FUND --
                               FUND -- CLASS I      CLASS III SHARES         CLASS III SHARES        CLASS III SHARES
                             ------------------  ----------------------  ------------------------  --------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ---------  --------------------------------------------------------------------------------
                                2011      2010      2011        2010         2011         2010        2011       2010
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $     945    1,471      (5,596)    (15,929)   1,553,704   (3,564,728)   (30,456)   (33,151)
 Net realized gain
   (loss) on investments....   (16,400)  (8,154)   (113,634)   (310,242)   6,227,392    3,455,453    150,603    (17,260)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    15,061   28,722    (400,163)  1,561,676  (44,794,422)  32,864,169   (157,902)   427,530
 Capital gain
   distribution.............        --       --          --          --   11,455,649    2,883,162      7,480         --
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............      (394)  22,039    (519,393)  1,235,505  (25,557,677)  35,638,056    (30,275)   377,119
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --       --      65,106     170,508    4,701,565   16,164,982     29,467     23,380
 Death benefits.............        --       --     (65,489)    (19,804)    (719,295)    (515,006)   (87,726)        --
 Surrenders.................  (106,299)  (4,549)   (910,350)   (705,815) (32,693,098) (22,908,863)  (383,008)  (198,513)
 Administrative expenses....      (291)    (561)    (56,106)    (44,677)  (2,366,065)  (2,253,036)    (8,024)    (7,195)
 Capital contribution
   (withdrawal).............        --       --          --          --           --           --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (1,667)  (2,931)    877,611   1,507,367   (1,909,800)  10,735,315    259,793    157,271
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (108,257)  (8,041)    (89,228)    907,579  (32,986,693)   1,223,392   (189,498)   (25,057)
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................  (108,651)  13,998    (608,621)  2,143,084  (58,544,370)  36,861,448   (219,773)   352,062
Net assets at beginning
 of year....................   211,487  197,489  12,848,247  10,705,163  503,674,321  466,812,873  3,386,289  3,034,227
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
Net assets at end of year... $ 102,836  211,487  12,239,626  12,848,247  445,129,951  503,674,321  3,166,516  3,386,289
                             =========  =======  ==========  ==========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............       136    1,620     347,656     341,055    4,065,092   28,202,522    199,392     60,683
 Units redeemed.............    (7,305)  (2,372)   (340,111)   (251,086)  (6,790,603) (28,001,398)  (221,922)   (65,675)
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,169)    (752)      7,545      89,969   (2,725,511)     201,124    (22,530)    (4,992)
                             =========  =======  ==========  ==========  ===========  ===========  =========  =========




                             -----------------------


                                 BLACKROCK VALUE
                               OPPORTUNITIES V.I.
                             FUND -- CLASS III SHARES
                             ----------------------

                             -----------------------
                                2011         2010
                             ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (147,058)     (61,948)
 Net realized gain
   (loss) on investments....    187,669   (1,081,190)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (412,281)   2,463,839
 Capital gain
   distribution.............         --           --
                             ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   (371,670)   1,320,701
                             ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............    867,286      203,791
 Death benefits.............   (305,309)      (2,745)
 Surrenders.................   (970,747)    (555,963)
 Administrative expenses....    (43,529)     (24,397)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (219,926)   4,648,763
                             ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (672,225)   4,269,449
                             ----------   ----------
Increase (decrease) in
 net assets................. (1,043,895)   5,590,150
Net assets at beginning
 of year.................... 10,786,308    5,196,158
                             ----------   ----------
Net assets at end of year...  9,742,413   10,786,308
                             ==========   ==========
Change in units (note 5):
 Units purchased............    358,425      794,767
 Units redeemed.............   (410,731)    (452,073)
                             ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (52,306)     342,694
                             ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  COLUMBIA FUNDS VARIABLE INSURANCE TRUST I                               DWS VARIABLE SERIES II
                             --------------------------------------------------  -----------------------------------------------
                                                           COLUMBIA VARIABLE
                                 COLUMBIA VARIABLE       PORTFOLIO -- MARSICO                      DWS DREMAN          DWS
                               PORTFOLIO -- MARSICO          INTERNATIONAL        DWS CAPITAL     SMALL MID CAP     LARGE CAP
                                  GROWTH FUND --         OPPORTUNITIES FUND --   GROWTH VIP --    VALUE VIP --     VALUE VIP --
                                      CLASS 1                   CLASS 2          CLASS B SHARES  CLASS B SHARES   CLASS B SHARES
                             ------------------------  ------------------------  -------------- ----------------  --------------
                                                                                  PERIOD FROM                      PERIOD FROM
                                                                                  APRIL 29 TO      YEAR ENDED      APRIL 29 TO
                                           YEAR ENDED DECEMBER 31,                DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                             --------------------------------------------------  -------------- ----------------  --------------
                                 2011         2010         2011         2010          2011        2011     2010        2011
                             ------------  ----------  -----------  -----------  -------------- -------  -------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (425,799)   (511,892)    (580,889)    (706,649)       (100)       (866)    (606)       (911)
 Net realized gain
   (loss) on investments....    2,019,295     423,583     (653,217)  (6,088,693)        (42)       (777)  (2,624)       (377)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (2,729,674)  6,486,596  (10,544,847)  14,676,514      (1,218)     (3,702)  22,161      (5,816)
 Capital gain
   distribution.............           --          --           --           --          --          --       --          --
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
    Increase (decrease)
     in net assets from
     operations.............   (1,136,178)  6,398,287  (11,778,953)   7,881,172      (1,360)     (5,345)  18,931      (7,104)
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
From capital
 transactions (note 4):
 Net premiums...............       63,732     449,807      438,397    1,196,352          --          --       --          --
 Death benefits.............       79,126     (91,666)    (148,959)     (62,963)         --          --       --          --
 Surrenders.................   (4,139,405) (3,608,595)  (7,427,764)  (6,408,803)       (494)    (37,898)  (3,448)     (2,089)
 Administrative expenses....     (110,515)   (110,708)    (247,784)    (258,824)        (10)       (215)    (279)        (38)
 Capital contribution
   (withdrawal).............           --          --           --           --          --          --       --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (4,879,907)   (609,110)  (1,336,972)  (4,891,472)     11,772      18,718   22,836      83,026
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
    Increase (decrease)
     in net assets from
     capital transactions...   (8,986,969) (3,970,272)  (8,723,082) (10,425,710)     11,268     (19,395)  19,109      80,899
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
Increase (decrease) in
 net assets.................  (10,123,147)  2,428,015  (20,502,035)  (2,544,538)      9,908     (24,740)  38,040      73,795
Net assets at beginning
 of year....................   38,735,880  36,307,865   75,805,172   78,349,710          --     110,747   72,707          --
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
Net assets at end of year... $ 28,612,733  38,735,880   55,303,137   75,805,172       9,908      86,007  110,747      73,795
                             ============  ==========  ===========  ===========      ======     =======  =======      ======
Change in units (note 5):
 Units purchased............      285,810     498,341    1,068,140    5,747,454       1,319       1,072    1,609       8,571
 Units redeemed.............     (871,404)   (822,998)  (1,382,412)  (6,655,990)       (193)     (1,844)    (781)       (481)
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (585,594)   (324,657)    (314,272)    (908,536)      1,126        (772)     828       8,090
                             ============  ==========  ===========  ===========      ======     =======  =======      ======

                             -------------------------


                                   DWS STRATEGIC
                                   VALUE VIP --
                                  CLASS B SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                              APRIL 29,   DECEMBER 31,
                             ------------ ------------
                                 2011         2010
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................       496         (121)
 Net realized gain
   (loss) on investments....   (17,611)      (8,494)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    23,052       15,599
 Capital gain
   distribution.............        --           --
                               -------       ------
    Increase (decrease)
     in net assets from
     operations.............     5,937        6,984
                               -------       ------
From capital
 transactions (note 4):
 Net premiums...............        --           --
 Death benefits.............        --           --
 Surrenders.................      (862)      (9,949)
 Administrative expenses....       (58)         (92)
 Capital contribution
   (withdrawal).............        --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (82,982)         133
                               -------       ------
    Increase (decrease)
     in net assets from
     capital transactions...   (83,902)      (9,908)
                               -------       ------
Increase (decrease) in
 net assets.................   (77,965)      (2,924)
Net assets at beginning
 of year....................    77,965       80,889
                               -------       ------
Net assets at end of year...        --       77,965
                               =======       ======
Change in units (note 5):
 Units purchased............        77          805
 Units redeemed.............    (8,167)      (1,820)
                               -------       ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (8,090)      (1,015)
                               =======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 DWS VARIABLE
                             SERIES II (CONTINUED)                            DREYFUS
                             -------------------   ------------------------------------------------------------
                                                        DREYFUS
                                                      INVESTMENT        DREYFUS VARIABLE    THE DREYFUS SOCIALLY
                                DWS TECHNOLOGY     PORTFOLIOS MIDCAP   INVESTMENT FUND --    RESPONSIBLE GROWTH
                                VIP -- CLASS B     STOCK PORTFOLIO --     MONEY MARKET      FUND, INC. -- INITIAL
                                    SHARES          INITIAL SHARES          PORTFOLIO              SHARES
                             -------------------   ----------------   --------------------  --------------------
                             PERIOD FROM
                             JANUARY 1 TO
                              APRIL 29,                                       YEAR ENDED DECEMBER 31,
                             ------------  ----------------------------------------------------------------------
                                 2011       2010     2011      2010     2011       2010        2011       2010
                             ------------  ------  -------   -------  --------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $    (55)     (148)    (921)     (540)   (9,872)    (10,450)   (24,989)   (24,604)
 Net realized gain
   (loss) on investments....      2,772       101    2,917      (922)       --          --     30,557     (5,969)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     (2,004)    1,693   (1,497)   22,650        --          --    (27,037)   499,193
 Capital gain
   distribution.............         --        --       --        --        --          --         --         --
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............        713     1,646      499    21,188    (9,872)    (10,450)   (21,469)   468,620
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............         --        --       --        --        --          --        615        390
 Death benefits.............         --        --       --        --  (517,189) (1,200,519)    96,943       (108)
 Surrenders.................       (235)       --   (4,145)   (1,392)  (92,737)   (391,990)  (346,652)   (83,687)
 Administrative expenses....        (15)      (27)    (574)     (479)   (1,189)     (1,166)   (14,626)   (12,844)
 Capital contribution
   (withdrawal).............         --        --       --        --        --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (11,640)     (499) (11,918)   (2,067)  726,091   1,762,813    100,162     (1,969)
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (11,890)     (526) (16,637)   (3,938)  114,976     169,138   (163,558)   (98,218)
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................    (11,177)    1,120  (16,138)   17,250   105,104     158,688   (185,027)   370,402
Net assets at beginning
 of year....................     11,177    10,057  103,188    85,938   631,971     473,283  4,012,648  3,642,246
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
Net assets at end of year...   $     --    11,177   87,050   103,188   737,075     631,971  3,827,621  4,012,648
                               ========    ======  =======   =======  ========  ==========  =========  =========
Change in units (note 5):
 Units purchased............         --        19    3,533       158   105,992     236,710     22,672      1,815
 Units redeemed.............       (770)      (54)  (4,825)     (508)  (94,294)   (221,007)   (53,279)   (17,431)
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........       (770)      (35)  (1,292)     (350)   11,698      15,703    (30,607)   (15,616)
                               ========    ======  =======   =======  ========  ==========  =========  =========

                               EATON VANCE VARIABLE
                                      TRUST
                             -----------------------


                                 VT FLOATING-RATE
                                      INCOME
                                       FUND
                             -----------------------



                             -----------------------
                                2011         2010
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    827,812    1,216,766
 Net realized gain
   (loss) on investments....    493,104    3,244,537
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,065,109)  (1,291,619)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    255,807    3,169,684
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    546,823    1,212,535
 Death benefits.............    (86,604)    (145,778)
 Surrenders................. (5,391,344)  (5,852,681)
 Administrative expenses....    (84,958)    (176,051)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     69,363  (28,385,086)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (4,946,720) (33,347,061)
                             ----------  -----------
Increase (decrease) in
 net assets................. (4,690,913) (30,177,377)
Net assets at beginning
 of year.................... 32,191,902   62,369,279
                             ----------  -----------
Net assets at end of year... 27,500,989   32,191,902
                             ==========  ===========
Change in units (note 5):
 Units purchased............    747,842    4,516,613
 Units redeemed............. (1,161,347)  (7,617,229)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (413,505)  (3,100,616)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            FEDERATED INSURANCE SERIES
                             --------------------------------------------------------------------------------------------------
                                 FEDERATED CAPITAL      FEDERATED HIGH INCOME   FEDERATED HIGH INCOME     FEDERATED KAUFMANN
                              APPRECIATION FUND II --      BOND FUND II --         BOND FUND II --        FUND II -- SERVICE
                                  PRIMARY SHARES           PRIMARY SHARES          SERVICE SHARES               SHARES
                             ------------------------  ----------------------  ----------------------  -----------------------
                                          PERIOD FROM
                              YEAR ENDED  MARCH 12 TO
                             DECEMBER 31, DECEMBER 31,                                     YEAR ENDED DECEMBER 31,
                             ------------ ------------ ------------------------------------------------------------------------
                                 2011         2010        2011        2010        2011        2010         2011        2010
                             ------------ ------------ ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (79,768)    (147,442)  1,846,500   1,754,298   2,742,957   2,169,245     (535,901) (1,127,387)
 Net realized gain
   (loss) on investments....     127,803      (43,182)    311,047     938,127     724,747   1,018,066    1,922,116   2,517,074
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (829,552)   1,049,634  (1,263,440)    442,906  (1,973,729)    916,174  (11,286,773)  9,478,977
 Capital gain
   distribution.............          --           --          --          --          --          --           --          --
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (781,517)     859,010     894,107   3,135,331   1,493,975   4,103,485   (9,900,558) 10,868,664
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      53,681        7,075      36,904     105,902     524,320     319,843      506,621   1,530,837
 Death benefits.............    (186,865)    (191,961)   (633,016)   (478,392)   (461,641)   (179,565)     (82,042)    (93,277)
 Surrenders.................  (1,518,765)  (1,283,246) (3,816,911) (3,287,384) (4,189,514) (5,389,903)  (5,922,751) (5,270,238)
 Administrative expenses....     (21,620)     (19,934)    (40,020)    (44,300)   (118,796)   (102,649)    (317,099)   (307,165)
 Capital contribution
   (withdrawal).............          --           --          --          --          --          --           --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (311,671)  13,484,756      90,612      78,413  (2,006,338)  6,977,000    2,592,453   9,662,327
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,985,240)  11,996,690  (4,362,431) (3,625,761) (6,251,969)  1,624,726   (3,222,818)  5,522,484
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................  (2,766,757)  12,855,700  (3,468,324)   (490,430) (4,757,994)  5,728,211  (13,123,376) 16,391,148
Net assets at beginning
 of year....................  12,855,700           --  26,334,391  26,824,821  39,664,403  33,936,192   72,505,696  56,114,548
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
Net assets at end of year... $10,088,943   12,855,700  22,866,067  26,334,391  34,906,409  39,664,403   59,382,320  72,505,696
                             ===========   ==========  ==========  ==========  ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............      21,705    1,416,128     246,052     803,064     815,352   1,314,549    1,240,370   6,798,092
 Units redeemed.............    (212,000)    (221,173)   (461,068) (1,001,997) (1,171,539) (1,218,074)  (1,276,871) (5,745,611)
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (190,295)   1,194,955    (215,016)   (198,933)   (356,187)     96,475      (36,501)  1,052,481
                             ===========   ==========  ==========  ==========  ==========  ==========  ===========  ==========

                             ----------------------

                               FEDERATED MANAGED
                               VOLATILITY FUND II
                             ---------------------



                             ----------------------
                                2011       2010
                             ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   214,811     434,629
 Net realized gain
   (loss) on investments....    23,782    (101,080)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    29,152     536,369
 Capital gain
   distribution.............        --          --
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   267,745     869,918
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    67,399      13,611
 Death benefits.............  (222,579)   (412,748)
 Surrenders.................  (889,289)   (911,047)
 Administrative expenses....   (14,657)    (15,567)
 Capital contribution
   (withdrawal).............        --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   354,300    (451,687)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (704,826) (1,777,438)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (437,081)   (907,520)
Net assets at beginning
 of year.................... 8,732,209   9,639,729
                             ---------  ----------
Net assets at end of year... 8,295,128   8,732,209
                             =========  ==========
Change in units (note 5):
 Units purchased............    59,242     200,035
 Units redeemed.............  (108,038)   (332,952)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (48,796)   (132,917)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             ---------------------------------------------------------------------------------------------------
                                                              VIP ASSET                  VIP
                                     VIP ASSET               MANAGER/SM               BALANCED                    VIP
                                    MANAGER/SM/             /PORTFOLIO --           PORTFOLIO --             CONTRAFUND(R)
                                   PORTFOLIO --                SERVICE                 SERVICE               PORTFOLIO --
                                   INITIAL CLASS               CLASS 2                 CLASS 2               INITIAL CLASS
                             ------------------------  ----------------------  ----------------------  ------------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2011         2010        2011        2010        2011        2010         2011         2010
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    433,353     670,713      38,192       9,053    (387,935)    101,153     (684,823)    (280,094)
 Net realized gain
   (loss) on investments....      309,622    (900,041)    336,232     (99,815)  1,712,212   1,745,618      114,379   (7,580,975)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (3,391,124)  9,160,438  (1,019,297)  2,182,151  (5,847,637)  8,247,573   (4,311,978)  28,968,536
 Capital gain
   distribution.............      315,595          --          --          --     193,762          --           --           --
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (2,332,554)  8,931,110    (644,873)  2,091,389  (4,329,598) 10,094,344   (4,882,422)  21,107,467
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       51,043     167,620     139,398      92,755     680,095     995,391      257,491      260,509
 Death benefits.............   (1,521,871) (1,231,035)   (253,468)     (2,232)   (121,323)      2,337   (1,910,102)  (1,860,750)
 Surrenders.................   (7,294,693) (9,294,575) (3,083,512) (2,577,508) (6,499,002) (4,699,220) (16,744,332) (17,963,713)
 Administrative expenses....      (72,480)    (78,610)    (32,533)    (31,752)   (252,687)   (209,881)    (212,189)    (227,231)
 Capital contribution
   (withdrawal).............           --          --          --          --          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (1,768,180)    855,603    (467,692)    125,378   7,347,812   2,084,699   (5,387,872)  (2,244,338)
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,606,181) (9,580,997) (3,697,807) (2,393,359)  1,154,895  (1,826,674) (23,997,004) (22,035,523)
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................  (12,938,735)   (649,887) (4,342,680)   (301,970) (3,174,703)  8,267,670  (28,879,426)    (928,056)
Net assets at beginning
 of year....................   74,847,307  75,497,194  18,958,014  19,259,984  73,820,007  65,552,337  153,099,131  154,027,187
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of year... $ 61,908,572  74,847,307  14,615,334  18,958,014  70,645,304  73,820,007  124,219,705  153,099,131
                             ============  ==========  ==========  ==========  ==========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............       53,355     349,195      97,928     298,751   1,780,275   4,759,752      321,970    1,412,528
 Units redeemed.............     (468,166)   (615,358)   (392,691)   (511,607) (1,677,901) (4,946,531)  (1,275,346)  (2,377,588)
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (414,811)   (266,163)   (294,763)   (212,856)    102,374    (186,779)    (953,376)    (965,060)
                             ============  ==========  ==========  ==========  ==========  ==========  ===========  ===========

                             -------------------------
                                        VIP
                                   CONTRAFUND(R)
                                   PORTFOLIO --
                                      SERVICE
                                      CLASS 2
                             ------------------------

                             -------------------------
                                 2011         2010
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,031,170)    (699,204)
 Net realized gain
   (loss) on investments....    (591,735)  (7,684,149)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,382,153)  27,135,505
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (5,005,058)  18,752,152
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     698,748    1,884,667
 Death benefits.............    (673,117)    (499,740)
 Surrenders................. (18,022,052) (14,937,354)
 Administrative expenses....    (401,148)    (395,278)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     168,832   (4,780,354)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (18,228,737) (18,728,059)
                             -----------  -----------
Increase (decrease) in
 net assets................. (23,233,795)      24,093
Net assets at beginning
 of year.................... 139,184,879  139,160,786
                             -----------  -----------
Net assets at end of year... 115,951,084  139,184,879
                             ===========  ===========
Change in units (note 5):
 Units purchased............   1,395,452    3,905,279
 Units redeemed.............  (2,626,620)  (5,434,162)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,231,168)  (1,528,883)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                  VIP DYNAMIC                                                                     VIP
                                    CAPITAL                                          VIP EQUITY-               GROWTH &
                                  APPRECIATION             VIP EQUITY-                 INCOME                   INCOME
                                  PORTFOLIO --               INCOME                 PORTFOLIO --             PORTFOLIO --
                                    SERVICE               PORTFOLIO --                 SERVICE                  INITIAL
                                    CLASS 2               INITIAL CLASS                CLASS 2                   CLASS
                             ---------------------  ------------------------  ------------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                2011        2010        2011         2010         2011         2010        2011        2010
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (36,812)   (32,770)   1,089,187      412,650      302,533      (29,303)     64,932    (200,391)
 Net realized gain
   (loss) on investments....     67,226     (8,190)  (2,019,830)  (8,365,315)  (1,281,334)  (5,288,991)      3,141  (1,651,363)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (119,241)   397,599      830,312   22,682,654      817,165   13,555,162      26,555   5,026,772
 Capital gain
   distribution.............         --         --           --           --           --           --          --          --
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (88,827)   356,639     (100,331)  14,729,989     (161,636)   8,236,868      94,628   3,175,018
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      8,626     19,658      205,362      271,830      133,598      452,797     140,682      98,345
 Death benefits.............    (71,734)        --   (1,503,542)  (1,459,562)    (417,991)    (248,229)   (488,762)   (147,587)
 Surrenders.................   (256,267)  (175,734) (13,879,350) (12,981,838) (10,649,900)  (9,098,453) (3,370,459) (2,778,644)
 Administrative expenses....     (7,281)    (6,875)    (144,605)    (164,272)    (146,316)    (153,385)    (52,712)    (55,387)
 Capital contribution
   (withdrawal).............         --         --           --           --           --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (119,248)   (48,293)  (3,146,408)  (5,070,620)  (5,151,944)  (2,875,773)    341,494    (986,364)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (445,904)  (211,244) (18,468,543) (19,404,462) (16,232,553) (11,923,043) (3,429,757) (3,869,637)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................   (534,731)   145,395  (18,568,874)  (4,674,473) (16,394,189)  (3,686,175) (3,335,129)   (694,619)
Net assets at beginning
 of year....................  2,572,464  2,427,069  119,423,366  124,097,839   68,868,494   72,554,669  26,763,310  27,457,929
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $2,037,733  2,572,464  100,854,492  119,423,366   52,474,305   68,868,494  23,428,181  26,763,310
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     16,326     56,065      106,240    1,092,483      277,191    2,347,579     203,223     698,387
 Units redeemed.............    (49,128)   (67,147)    (784,094)  (1,965,798)  (1,625,488)  (3,452,314)   (446,800) (1,051,564)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (32,802)   (11,082)    (677,854)    (873,315)  (1,348,297)  (1,104,735)   (243,577)   (353,177)
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========

                             -----------------------
                                       VIP
                                    GROWTH &
                                     INCOME
                                  PORTFOLIO --
                                     SERVICE
                                     CLASS 2
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (11,927)   (171,101)
 Net realized gain
   (loss) on investments....     57,535    (683,791)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (92,807)  2,710,129
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (47,199)  1,855,237
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    169,057     207,697
 Death benefits.............    (97,512)    (37,024)
 Surrenders................. (2,026,258) (1,889,154)
 Administrative expenses....    (46,686)    (46,167)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (636,547)   (568,210)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,637,946) (2,332,858)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,685,145)   (477,621)
Net assets at beginning
 of year.................... 16,233,239  16,710,860
                             ----------  ----------
Net assets at end of year... 13,548,094  16,233,239
                             ==========  ==========
Change in units (note 5):
 Units purchased............    122,387     316,261
 Units redeemed.............   (383,086)   (574,970)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (260,699)   (258,709)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                                   VIP GROWTH                                                              VIP INVESTMENT GRADE
                             OPPORTUNITIES PORTFOLIO --  VIP GROWTH PORTFOLIO --  VIP GROWTH PORTFOLIO --    BOND PORTFOLIO --
                                  INITIAL CLASS               INITIAL CLASS           SERVICE CLASS 2         SERVICE CLASS 2
                             -------------------------  ------------------------  ----------------------  ----------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                2011          2010          2011         2010        2011        2010        2011        2010
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (121,642)     (111,760)     (697,239)    (515,250)   (223,698)   (263,881)    267,592     376,899
 Net realized gain
   (loss) on investments....    242,299      (278,977)    1,529,259   (1,811,477)  1,195,796    (538,563)     66,494     761,025
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (41,108)    2,118,927    (1,469,700)  15,990,751  (1,054,144)  5,150,804      15,469    (347,158)
 Capital gain
   distribution.............         --            --       237,200           --          --          --     380,637          --
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     79,549     1,728,190      (400,480)  13,664,024     (82,046)  4,348,360     730,192     790,766
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      7,251         1,982       274,553      205,320      58,139     306,569      44,060     672,314
 Death benefits.............   (238,055)     (152,098)   (1,185,565)  (1,147,775)   (213,163)    (85,754)    (40,450)    (34,246)
 Surrenders.................   (747,359)     (955,676)   (7,615,726)  (7,002,712) (4,503,376) (3,273,408) (1,129,772) (1,280,222)
 Administrative expenses....    (19,352)      (18,249)      (97,285)    (100,274)    (46,620)    (47,399)    (72,001)    (69,344)
 Capital contribution
   (withdrawal).............         --            --            --           --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    422,927      (819,820)   (1,722,676)  (2,119,550)  1,034,601  (3,687,227)  3,201,702    (201,994)
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (574,588)   (1,943,861)  (10,346,699) (10,164,991) (3,670,419) (6,787,219)  2,003,539    (913,492)
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (495,039)     (215,671)  (10,747,179)   3,499,033  (3,752,465) (2,438,859)  2,733,731    (122,726)
Net assets at beginning
 of year....................  9,336,952     9,552,623    71,982,775   68,483,742  23,680,307  26,119,166  13,487,712  13,610,438
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
Net assets at end of year... $8,841,913     9,336,952    61,235,596   71,982,775  19,927,842  23,680,307  16,221,443  13,487,712
                              ==========   ==========   ===========  ===========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    132,524       316,413       159,967      829,529     626,690     614,188     576,508   1,546,323
 Units redeemed.............   (176,148)     (570,186)     (612,707)  (1,390,461)   (982,160) (1,697,142)   (411,514) (1,626,030)
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (43,624)     (253,773)     (452,740)    (560,932)   (355,470) (1,082,954)    164,994     (79,707)
                              ==========   ==========   ===========  ===========  ==========  ==========  ==========  ==========

                             ---------------
                               VIP MID CAP
                              PORTFOLIO --
                              INITIAL CLASS
                             --------------

                             ---------------
                              2011    2010
                             ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (122)    (16)
 Net realized gain
   (loss) on investments....     50      38
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (4,371)  8,523
 Capital gain
   distribution.............     --      --
                             ------  ------
    Increase (decrease)
     in net assets from
     operations............. (4,443)  8,545
                             ------  ------
From capital
 transactions (note 4):
 Net premiums...............    240     240
 Death benefits.............     --      --
 Surrenders.................     --    (248)
 Administrative expenses....     --      --
 Capital contribution
   (withdrawal).............     --      --
 Transfers between
   subaccounts
   (including fixed
   account), net............     29     (33)
                             ------  ------
    Increase (decrease)
     in net assets from
     capital transactions...    269     (41)
                             ------  ------
Increase (decrease) in
 net assets................. (4,174)  8,504
Net assets at beginning
 of year.................... 39,183  30,679
                             ------  ------
Net assets at end of year... 35,009  39,183
                             ======  ======
Change in units (note 5):
 Units purchased............     11      11
 Units redeemed.............     --     (13)
                             ------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     11      (2)
                             ======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                        --------------------------------------------------------------------------

                                                                              VIP VALUE STRATEGIES
                         VIP MID CAP PORTFOLIO --  VIP OVERSEAS PORTFOLIO --      PORTFOLIO --
                             SERVICE CLASS 2            INITIAL CLASS           SERVICE CLASS 2
                        -------------------------  ------------------------  ---------------------
                                                                       YEAR ENDED DECEMBER 31,
                        ------------  -------------------------------------------------------------
                            2011          2010        2011         2010         2011        2010
                        ------------  -----------  ----------   ----------   ----------  ---------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense).... $ (1,854,175)  (1,402,142)     42,001       55,045      (43,346)   (68,003)
 Net realized gain
   (loss) on
   investments.........    5,279,474      998,136    (225,686)  (1,583,920)      79,395   (106,596)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments......  (18,321,104)  31,223,988  (4,955,782)   4,775,072     (706,197)   907,809
 Capital gain
   distribution........      191,973           --          --           --           --         --
                        ------------  -----------  ----------   ----------   ----------  ---------
    Increase
     (decrease) in
     net assets
     from operations...  (14,703,832)  30,819,982  (5,139,467)   3,246,197     (670,148)   733,210
                        ------------  -----------  ----------   ----------   ----------  ---------
From capital
 transactions (note
 4):
 Net premiums..........    1,097,911    1,141,891      92,770       83,735       45,834     53,372
 Death benefits........   (1,373,856)  (1,016,948)   (220,215)    (105,980)     (62,262)    10,427
 Surrenders............  (18,487,027) (16,165,835) (3,422,242)  (3,207,384)    (962,402)  (480,577)
 Administrative
   expenses............     (293,001)    (307,586)    (36,401)     (42,705)     (12,786)   (16,154)
 Capital
   contribution
   (withdrawal)........           --           --          --           --           --         --
 Transfers between
   subaccounts
   (including fixed
   account), net.......  (10,687,190)     939,078  (1,221,640)  (1,323,711)     156,682    195,224
                        ------------  -----------  ----------   ----------   ----------  ---------
    Increase
     (decrease) in
     net assets
     from capital
     transactions......  (29,743,163) (15,409,400) (4,807,728)  (4,596,045)    (834,934)  (237,708)
                        ------------  -----------  ----------   ----------   ----------  ---------
Increase (decrease)
 in net assets.........  (44,446,995)  15,410,582  (9,947,195)  (1,349,848)  (1,505,082)   495,502
Net assets at
 beginning of year.....  142,396,593  126,986,011  32,074,083   33,423,931    4,562,712  4,067,210
                        ------------  -----------  ----------   ----------   ----------  ---------
Net assets at end
 of year............... $ 97,949,598  142,396,593  22,126,888   32,074,083    3,057,630  4,562,712
                        ============  ===========  ==========   ==========   ==========  =========
Change in units
 (note 5):
 Units purchased.......      620,491    1,834,589      69,082      480,535      374,031    656,524
 Units redeemed........   (1,931,855)  (2,655,365)   (299,537)    (739,364)    (466,638)  (696,142)
                        ------------  -----------  ----------   ----------   ----------  ---------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners..............   (1,311,364)    (820,776)   (230,455)    (258,829)     (92,607)   (39,618)
                        ============  ===========  ==========   ==========   ==========  =========

                                FRANKLIN TEMPLETON VARIABLE
                                  INSURANCE PRODUCTS TRUST
                        -------------------------------------------
                                                    FRANKLIN LARGE
                             FRANKLIN INCOME          CAP GROWTH
                            SECURITIES FUND --     SECURITIES FUND --
                              CLASS 2 SHARES        CLASS 2 SHARES
                        -------------------------  ----------------

                        --------------------------------------------
                            2011          2010       2011      2010
                        ------------  -----------  -------   -------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense)....   23,860,561   31,480,015   (3,196)   (2,694)
 Net realized gain
   (loss) on
   investments.........   (4,946,803) (10,071,022)     263   (12,029)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments......  (15,668,769)  45,472,982   (6,847)   51,089
 Capital gain
   distribution........           --           --       --        --
                        ------------  -----------  -------   -------
    Increase
     (decrease) in
     net assets
     from operations...    3,244,989   66,881,975   (9,780)   36,366
                        ------------  -----------  -------   -------
From capital
 transactions (note
 4):
 Net premiums..........    2,660,716    3,449,348       --        --
 Death benefits........   (1,199,413)    (710,590)      --        --
 Surrenders............  (61,259,766) (48,589,437) (23,842)  (22,149)
 Administrative
   expenses............   (1,537,410)  (1,584,895)  (1,120)   (1,140)
 Capital
   contribution
   (withdrawal)........           --           --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net.......  (42,300,473) (37,564,196) (15,698)  (21,861)
                        ------------  -----------  -------   -------
    Increase
     (decrease) in
     net assets
     from capital
     transactions...... (103,636,346) (84,999,770) (40,660)  (45,150)
                        ------------  -----------  -------   -------
Increase (decrease)
 in net assets......... (100,391,357) (18,117,795) (50,440)   (8,784)
Net assets at
 beginning of year.....  679,174,149  697,291,944  396,128   404,912
                        ------------  -----------  -------   -------
Net assets at end
 of year...............  578,782,792  679,174,149  345,688   396,128
                        ============  ===========  =======   =======
Change in units
 (note 5):
 Units purchased.......    3,214,728   39,942,472    3,611     1,688
 Units redeemed........  (12,090,427) (47,837,935)  (6,972)   (5,434)
                        ------------  -----------  -------   -------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners..............   (8,875,699)  (7,895,463)  (3,361)   (3,746)
                        ============  ===========  =======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                                 FRANKLIN TEMPLETON
                                 VIP FOUNDING FUNDS          MUTUAL SHARES          TEMPLETON FOREIGN      TEMPLETON FOREIGN
                                 ALLOCATION FUND --        SECURITIES FUND --      SECURITIES FUND --     SECURITIES FUND --
                                   CLASS 2 SHARES            CLASS 2 SHARES          CLASS 1 SHARES         CLASS 2 SHARES
                             -------------------------  -----------------------  ----------------------  --------------------
                                                                              YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                 2011          2010        2011         2010        2011        2010        2011       2010
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,209,337)     159,202     432,754     (211,917)     56,160      73,041       (687)     1,204
 Net realized gain
   (loss) on investments....     (506,768)  (1,665,118)  1,608,065    5,055,131      42,217    (450,094)     4,813   (236,453)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (1,035,387)  10,748,496  (3,519,437)     430,299  (1,398,713)  1,185,449   (169,193)   274,513
 Capital gain
   distribution.............           --        9,370          --           --          --          --         --         --
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (3,751,492)   9,251,950  (1,478,618)   5,273,513  (1,300,336)    808,396   (165,067)    39,264
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      545,837      774,225     585,410    2,243,103      84,361      11,926         --         --
 Death benefits.............     (229,016)    (303,036)    (74,578)     (96,708)   (180,111)   (141,247)        --         --
 Surrenders.................   (6,580,406)  (7,281,526) (4,939,462)  (4,426,589) (1,428,244) (1,331,450)  (129,197)   (92,662)
 Administrative expenses....     (556,862)    (583,025)   (310,983)    (334,633)    (18,462)    (20,309)    (2,719)    (2,778)
 Capital contribution
   (withdrawal).............           --           --          --           --          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (5,237,229)  (7,902,872) (2,025,400) (21,865,627)   (363,136)  1,405,937     65,907   (767,291)
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (12,057,676) (15,296,234) (6,765,013) (24,480,454) (1,905,592)    (75,143)   (66,009)  (862,731)
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (15,809,168)  (6,044,284) (8,243,631) (19,206,941) (3,205,928)    733,253   (231,076)  (823,467)
Net assets at beginning
 of year....................  122,161,724  128,206,008  67,378,459   86,585,400  12,580,077  11,846,824  1,516,034  2,339,501
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
Net assets at end of year... $106,352,556  122,161,724  59,134,828   67,378,459   9,374,149  12,580,077  1,284,958  1,516,034
                             ============  ===========  ==========  ===========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............      976,691   12,066,746     787,001    7,602,084     189,419     358,675     20,456    284,677
 Units redeemed.............   (2,388,320) (13,990,294) (1,408,889) (10,511,598)   (339,614)   (367,256)   (21,635)  (367,187)
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,411,629)  (1,923,548)   (621,888)  (2,909,514)   (150,195)     (8,581)    (1,179)   (82,510)
                             ============  ===========  ==========  ===========  ==========  ==========  =========  =========

                             -----------------------

                              TEMPLETON GLOBAL BOND
                               SECURITIES FUND --
                                 CLASS 1 SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    552,342      30,717
 Net realized gain
   (loss) on investments....    351,337     273,906
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,215,317)  1,091,893
 Capital gain
   distribution.............     70,899      29,908
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (240,739)  1,426,424
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     19,895       4,539
 Death benefits.............    (62,516)   (181,328)
 Surrenders.................   (900,928) (1,220,111)
 Administrative expenses....    (19,342)    (17,888)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    792,568   2,074,873
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (170,323)    660,085
                             ----------  ----------
Increase (decrease) in
 net assets.................   (411,062)  2,086,509
Net assets at beginning
 of year.................... 12,576,054  10,489,545
                             ----------  ----------
Net assets at end of year... 12,164,992  12,576,054
                             ==========  ==========
Change in units (note 5):
 Units purchased............    119,873     193,230
 Units redeemed.............   (130,195)   (150,577)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (10,322)     42,653
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                FRANKLIN TEMPLETON
                                VARIABLE INSURANCE
                                  PRODUCTS TRUST
                                   (CONTINUED)                                           GE INVESTMENTS FUNDS, INC.
                             -----------------------  -------------------------------------------------------------------------
                                 TEMPLETON GROWTH                                                            INTERNATIONAL
                                SECURITIES FUND --    CORE VALUE EQUITY FUND --     INCOME FUND --          EQUITY FUND --
                                  CLASS 2 SHARES          CLASS 1 SHARES            CLASS 1 SHARES          CLASS 1 SHARES
                             -----------------------  ------------------------  ----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2011        2010        2011         2010         2011        2010        2011        2010
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (28,778)    (36,495)   (118,554)     (39,740)   1,209,860     826,309     (92,752)   (104,724)
 Net realized gain
   (loss) on investments....    (207,500)   (782,696)    (12,007)    (559,644)    (202,204) (1,085,747) (2,212,889) (5,954,905)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (767,941)  1,528,001    (327,907)   2,150,528    1,566,035   3,332,085     270,547   6,336,018
 Capital gain
   distribution.............          --          --          --           --           --          --          --          --
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (1,004,219)    708,810    (458,468)   1,551,144    2,573,691   3,072,647  (2,035,094)    276,389
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      85,776     220,488      37,743      154,866       82,161     128,166      11,321      14,986
 Death benefits.............      (8,274)    (33,925)   (210,398)    (132,205)     (44,792)   (356,177)   (116,998)   (170,648)
 Surrenders.................    (803,777) (1,111,010) (1,866,993)  (2,353,781)  (6,333,060) (7,477,189) (1,349,345) (1,982,482)
 Administrative expenses....     (48,025)    (46,724)    (44,686)     (46,992)    (102,729)   (111,444)    (16,311)    (21,689)
 Capital contribution
   (withdrawal).............          --          --          --           --           --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (555,927)   (490,925)   (576,308)  (1,058,003)     186,648     329,305  (1,316,481) (1,056,930)
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,330,227) (1,462,096) (2,660,642)  (3,436,115)  (6,211,772) (7,487,339) (2,787,814) (3,216,763)
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (2,334,446)   (753,286) (3,119,110)  (1,884,971)  (3,638,081) (4,414,692) (4,822,908) (2,940,374)
Net assets at beginning
 of year....................  13,882,853  14,636,139  17,447,012   19,331,983   49,437,980  53,852,672  13,589,393  16,529,767
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
Net assets at end of year... $11,548,407  13,882,853  14,327,902   17,447,012   45,799,899  49,437,980   8,766,485  13,589,393
                             ===========  ==========  ==========   ==========   ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     157,625     724,556      66,337      103,572      398,181   1,401,642      25,350     375,935
 Units redeemed.............    (304,503)   (906,615)   (297,143)    (430,978)    (858,039) (1,979,340)   (216,321)   (627,121)
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (146,878)   (182,059)   (230,806)    (327,406)    (459,858)   (577,698)   (190,971)   (251,186)
                             ===========  ==========  ==========   ==========   ==========  ==========  ==========  ==========




                             -------------------------
                                      MID-CAP
                                  EQUITY FUND --
                                  CLASS 1 SHARES
                             ------------------------

                             -------------------------
                                 2011         2010
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,080,061)    (963,789)
 Net realized gain
   (loss) on investments....   2,931,905   (1,322,068)
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (13,549,598)  20,282,084
 Capital gain
   distribution.............   4,833,196           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (6,864,558)  17,996,227
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     262,834      227,971
 Death benefits.............  (1,102,603)    (514,481)
 Surrenders................. (11,570,998) (10,289,809)
 Administrative expenses....    (163,263)    (175,197)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,204,261)  (2,716,803)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (17,778,291) (13,468,319)
                             -----------  -----------
Increase (decrease) in
 net assets................. (24,642,849)   4,527,908
Net assets at beginning
 of year....................  87,966,756   83,438,848
                             -----------  -----------
Net assets at end of year...  63,323,907   87,966,756
                             ===========  ===========
Change in units (note 5):
 Units purchased............     298,740    1,463,020
 Units redeemed.............  (1,146,859)  (2,210,243)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (848,119)    (747,223)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             ----------------------------

                                  MONEY MARKET FUND
                             ---------------------------

                             ----------------------------
                                  2011          2010
                             -------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (3,191,996)   (3,848,708)
 Net realized gain
   (loss) on investments....            --            --
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........            --            --
 Capital gain
   distribution.............            --            --
                             -------------  ------------
    Increase (decrease)
     in net assets from
     operations.............    (3,191,996)   (3,848,708)
                             -------------  ------------
From capital
 transactions (note 4):
 Net premiums...............     7,214,010    16,864,404
 Death benefits.............  (105,001,268) (105,237,687)
 Surrenders.................  (103,503,836)  (92,908,865)
 Administrative expenses....      (477,150)     (612,038)
 Capital contribution
   (withdrawal).............            --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............   197,019,896   122,443,482
                             -------------  ------------
    Increase (decrease)
     in net assets from
     capital transactions...    (4,748,348)  (59,450,704)
                             -------------  ------------
Increase (decrease) in
 net assets.................    (7,940,344)  (63,299,412)
Net assets at beginning
 of year....................   203,369,381   266,668,793
                             -------------  ------------
Net assets at end of year... $ 195,429,037   203,369,381
                             =============  ============
Change in units (note 5):
 Units purchased............    35,242,055    44,358,316
 Units redeemed.............   (35,534,777)  (49,427,509)
                             -------------  ------------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (292,722)   (5,069,193)
                             =============  ============

                                             GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                              PREMIER GROWTH EQUITY  REAL ESTATE SECURITIES                            SMALL-CAP EQUITY FUND --
                             FUND -- CLASS 1 SHARES  FUND -- CLASS 1 SHARES    S&P 500(R) INDEX FUND       CLASS 1 SHARES
                             ----------------------  ----------------------  ------------------------  ----------------------
                                                    YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                2011        2010        2011        2010         2011         2010        2011         2010
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (507,821)   (522,832)   (205,386)    129,394      396,505      465,235    (706,228)    (635,317)
 Net realized gain
   (loss) on investments....    741,657    (569,284)  1,262,186  (3,400,420)   3,191,593   (1,906,958)  1,202,643   (2,350,235)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (480,978)  4,807,011   4,108,776  16,698,681   (2,897,119)  23,136,118     499,082   13,457,705
 Capital gain
   distribution.............         --          --          --          --           --           --          --           --
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   (247,142)  3,714,895   5,165,576  13,427,655      690,979   21,694,395     995,497   10,472,153
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............    105,296     249,518     735,081     637,414      357,974      456,451     263,107      201,888
 Death benefits.............   (444,612)   (227,011)   (464,971)   (215,014)  (2,318,750)  (1,264,033)   (495,173)    (336,926)
 Surrenders................. (4,785,383) (5,040,449) (7,558,538) (6,816,964) (22,626,398) (20,534,067) (6,452,835)  (5,586,372)
 Administrative expenses....    (91,679)    (95,064)   (190,076)   (152,933)    (339,729)    (369,622)   (108,312)    (108,592)
 Capital contribution
   (withdrawal).............         --          --          --          --           --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,052,434) (1,587,559)   (853,572) (1,181,362)  (8,814,374)  (7,590,677) (2,434,999)  (3,782,115)
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions... (6,268,812) (6,700,565) (8,332,076) (7,728,859) (33,741,277) (29,301,948) (9,228,212)  (9,612,117)
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
 net assets................. (6,515,954) (2,985,670) (3,166,500)  5,698,796  (33,050,298)  (7,607,553) (8,232,715)     860,036
Net assets at beginning
 of year.................... 40,198,954  43,184,624  66,608,302  60,909,506  181,300,802  188,908,355  49,613,815   48,753,779
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
Net assets at end of year... 33,683,000  40,198,954  63,441,802  66,608,302  148,250,504  181,300,802  41,381,100   49,613,815
                             ==========  ==========  ==========  ==========  ===========  ===========  ==========   ==========
Change in units (note 5):
 Units purchased............    159,072     491,793     643,246   3,640,874      736,574    2,299,251     223,069      562,476
 Units redeemed.............   (739,947) (1,182,053) (1,060,989) (4,226,542)  (3,315,999)  (4,803,537)   (742,723)  (1,244,834)
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (580,875)   (690,260)   (417,743)   (585,668)  (2,579,425)  (2,504,286)   (519,654)    (682,358)
                             ==========  ==========  ==========  ==========  ===========  ===========  ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             -----------------------------------------------------------------------------------

                                  TOTAL RETURN FUND --          TOTAL RETURN FUND --        U.S. EQUITY FUND --
                                     CLASS 1 SHARES                CLASS 3 SHARES             CLASS 1 SHARES
                             -----------------------------  ----------------------------  ----------------------
                                                                                  YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------
                                  2011            2010           2011           2010         2011        2010
                             --------------  -------------  -------------  -------------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $     (105,231)    (3,382,200)    (5,517,662)    (9,013,139)   (249,313)   (193,682)
 Net realized gain
   (loss) on investments....      4,602,709     (7,782,637)    (3,573,108)   (12,300,927)     82,890  (1,021,636)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (51,724,538)    93,796,288    (44,735,319)   100,962,763  (1,099,501)  3,908,074
 Capital gain
   distribution.............             --             --             --             --          --          --
                             --------------  -------------  -------------  -------------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (47,227,060)    82,631,451    (53,826,089)    79,648,697  (1,265,924)  2,692,756
                             --------------  -------------  -------------  -------------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     20,418,461     25,424,381     14,157,158     25,180,276     155,617     252,098
 Death benefits.............     (1,045,027)      (963,939)    (1,269,073)    (1,227,091)   (523,814)   (174,111)
 Surrenders.................   (138,599,147)  (108,790,609)   (81,635,942)   (60,669,303) (3,533,985) (4,135,090)
 Administrative expenses....       (725,584)      (815,242)    (3,597,023)    (3,616,343)    (69,191)    (77,342)
 Capital contribution
   (withdrawal).............             --             --             --             --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     24,345,446     23,794,091    (26,386,494)   (32,694,884) (1,455,107) (2,042,935)
                             --------------  -------------  -------------  -------------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (95,605,851)   (61,351,318)   (98,731,374)   (73,027,345) (5,426,480) (6,177,380)
                             --------------  -------------  -------------  -------------  ----------  ----------
Increase (decrease) in
 net assets.................   (142,832,911)    21,280,133   (152,557,463)     6,621,352  (6,692,404) (3,484,624)
Net assets at beginning
 of year....................  1,128,019,212  1,106,739,079  1,166,699,044  1,160,077,692  33,498,471  36,983,095
                             --------------  -------------  -------------  -------------  ----------  ----------
Net assets at end of year... $  985,186,301  1,128,019,212  1,014,141,581  1,166,699,044  26,806,067  33,498,471
                             ==============  =============  =============  =============  ==========  ==========
Change in units (note 5):
 Units purchased............      7,272,661     10,243,162      5,741,981     57,079,987      96,331     415,636
 Units redeemed.............    (15,084,521)   (15,539,650)   (15,987,359)   (65,011,936)   (582,968) (1,003,335)
                             --------------  -------------  -------------  -------------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (7,811,860)    (5,296,488)   (10,245,378)    (7,931,949)   (486,637)   (587,699)
                             ==============  =============  =============  =============  ==========  ==========

                                   GENWORTH VARIABLE INSURANCE TRUST
                             --------------------------------------------
                                GENWORTH CALAMOS       GENWORTH DAVIS NY
                                 GROWTH FUND --         VENTURE FUND --
                                 SERVICE SHARES         SERVICE SHARES
                             ----------------------  --------------------

                             ---------------------------------------------
                                2011        2010        2011       2010
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (40,753)   (373,832)   (64,166)   (73,079)
 Net realized gain
   (loss) on investments....  1,657,656   1,481,107      2,418    239,346
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (5,084,483)  4,075,592   (788,608)   647,544
 Capital gain
   distribution.............  1,872,401      22,127         --         --
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations............. (1,595,179)  5,204,994   (850,356)   813,811
                             ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............    209,937   1,124,691    152,581    428,559
 Death benefits.............    (54,403)    (11,597)   (43,654)        --
 Surrenders................. (1,720,687) (1,561,799)  (455,442)  (118,829)
 Administrative expenses....   (115,790)   (152,003)   (56,098)   (38,272)
 Capital contribution
   (withdrawal).............         --  (5,000,000)    18,934      1,243
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,045,566) 15,638,653  2,511,978     24,444
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (2,726,509) 10,037,945  2,128,299    297,145
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets................. (4,321,688) 15,242,939  1,277,943  1,110,956
Net assets at beginning
 of year.................... 22,792,594   7,549,655  8,641,152  7,530,196
                             ----------  ----------  ---------  ---------
Net assets at end of year... 18,470,906  22,792,594  9,919,095  8,641,152
                             ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............    649,466   7,758,672    629,510    198,263
 Units redeemed.............   (867,737) (6,088,388)  (440,843)  (164,151)
                             ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (218,271)  1,670,284    188,667     34,112
                             ==========  ==========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                         --------------------------------------------------------------------------------------------------------
                                                                                                           GENWORTH LEGG MASON
                           GENWORTH EATON VANCE       GENWORTH ENHANCED         GENWORTH GOLDMAN SACHS    CLEARBRIDGE AGGRESSIVE
                          LARGE CAP VALUE FUND --  INTERNATIONAL INDEX FUND -- ENHANCED CORE BOND INDEX       GROWTH FUND --
                              SERVICE SHARES            SERVICE SHARES          FUND -- SERVICE SHARES        SERVICE SHARES
                         ------------------------  --------------------------  ------------------------  -----------------------
                                                                 PERIOD FROM
                                                                 APRIL 30 TO
                                YEAR ENDED DECEMBER 31,          DECEMBER 31,                            YEAR ENDED DECEMBER 31,
                         --------------------------------------  ------------  --------------------------------------------------
                             2011         2010        2011           2010          2011         2010        2011         2010
                         -----------  -----------   ----------   ------------  -----------  -----------  ----------  -----------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense)..... $  (171,961)    (466,048)     93,095        171,466       270,334    5,976,004    (661,212)     174,512
 Net realized gain
   (loss) on
   investments..........     944,154    5,715,420      93,292     (2,974,135)      130,000    2,801,022   1,101,186   17,221,365
 Change in unrealized
   appreciation
   (depreciation)
   on investments.......  (4,121,632)  (4,707,729) (1,414,971)    (1,527,316)    6,393,868   (6,957,399) (2,617,264) (17,654,324)
 Capital gain
   distribution.........     675,045    1,849,173          --             --            --    1,956,494   2,638,682    8,406,690
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
    Increase
     (decrease) in
     net assets from
     operations.........  (2,674,394)   2,390,816  (1,228,584)    (4,329,985)    6,794,202    3,776,121     461,392    8,148,243
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
From capital
 transactions (note
 4):
 Net premiums...........     451,807    1,857,061      72,126        230,781     1,423,816    4,024,668     422,841    1,769,403
 Death benefits.........     (77,904)     (43,737)     (7,657)        (2,375)     (279,276)     (94,080)    (88,631)     (49,090)
 Surrenders.............  (3,312,527)  (2,612,305)   (436,507)      (777,704)  (11,395,384)  (8,150,251) (3,368,376)  (2,674,297)
 Administrative
   expenses.............    (243,355)    (254,609)    (20,837)       (66,237)     (869,675)    (759,900)   (239,856)    (251,921)
 Capital contribution
   (withdrawal).........          --   (3,039,935)     83,761      6,539,550            --           --          --   (2,947,823)
 Transfers between
   subaccounts
   (including fixed
   account), net........   1,394,023  (23,218,507)   (301,435)     8,096,040    (8,548,332)  81,955,691  (2,342,145) (43,930,827)
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
    Increase
     (decrease) in
     net assets from
     capital
     transactions.......  (1,787,956) (27,312,032)   (610,549)    14,020,055   (19,668,851)  76,976,128  (5,616,167) (48,084,555)
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
Increase (decrease)
 in net assets..........  (4,462,350) (24,921,216) (1,839,133)     9,690,070   (12,874,649)  80,752,249  (5,154,775) (39,936,312)
Net assets at
 beginning of year......  45,583,361   70,504,577   9,690,070             --   150,703,863   69,951,614  44,258,286   84,194,598
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
Net assets at end of
 year................... $41,121,011   45,583,361   7,850,937      9,690,070   137,829,214  150,703,863  39,103,511   44,258,286
                         ===========  ===========   ==========    ==========   ===========  ===========  ==========  ===========
Change in units (note
 5):
 Units purchased........     889,919    7,047,430     129,663      6,789,249     2,611,345   19,551,996     850,443    6,705,013
 Units redeemed.........  (1,062,927)  (9,972,829)   (182,433)    (6,331,032)   (4,242,109) (12,822,938) (1,286,597) (11,294,775)
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
 Net increase
   (decrease) in
   units from capital
   transactions with
   contract owners......    (173,008)  (2,925,399)    (52,770)       458,217    (1,630,764)   6,729,058    (436,154)  (4,589,762)
                         ===========  ===========   ==========    ==========   ===========  ===========  ==========  ===========

                         -------------------------

                              GENWORTH PIMCO
                            STOCKSPLUS FUND --
                              SERVICE SHARES
                         ------------------------



                         -------------------------
                             2011         2010
                         -----------  -----------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense).....   6,846,689   10,598,424
 Net realized gain
   (loss) on
   investments..........   3,230,021    7,601,261
 Change in unrealized
   appreciation
   (depreciation)
   on investments....... (15,490,312)  (3,522,031)
 Capital gain
   distribution.........   6,716,499   11,035,328
                         -----------  -----------
    Increase
     (decrease) in
     net assets from
     operations.........   1,302,897   25,712,982
                         -----------  -----------
From capital
 transactions (note
 4):
 Net premiums...........   1,590,609    5,385,031
 Death benefits.........    (328,589)    (120,679)
 Surrenders............. (12,329,861)  (8,451,401)
 Administrative
   expenses.............    (938,758)    (855,792)
 Capital contribution
   (withdrawal).........          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net........  (8,094,315)  43,179,393
                         -----------  -----------
    Increase
     (decrease) in
     net assets from
     capital
     transactions....... (20,100,914)  39,136,552
                         -----------  -----------
Increase (decrease)
 in net assets.......... (18,798,017)  64,849,534
Net assets at
 beginning of year...... 173,386,240  108,536,706
                         -----------  -----------
Net assets at end of
 year................... 154,588,223  173,386,240
                         ===========  ===========
Change in units (note
 5):
 Units purchased........   1,860,664   21,250,976
 Units redeemed.........  (3,457,302) (17,228,958)
                         -----------  -----------
 Net increase
   (decrease) in
   units from capital
   transactions with
   contract owners......  (1,596,638)   4,022,018
                         ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 GENWORTH VARIABLE
                                  INSURANCE TRUST
                                    (CONTINUED)             GOLDMAN SACHS VARIABLE INSURANCE TRUST
                             ------------------------  ------------------------------------------------
                                GENWORTH PYRAMIS(R)      GOLDMAN SACHS LARGE
                                SMALL/MID CAP CORE        CAP VALUE FUND --      GOLDMAN SACHS MID CAP
                              FUND -- SERVICE SHARES    INSTITUTIONAL SHARES          VALUE FUND
                             ------------------------  ----------------------  ------------------------
                                                                             YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------
                                 2011         2010        2011        2010         2011         2010
                             ------------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  2,184,011     396,448     (35,981)    (90,275)    (496,667)    (543,306)
 Net realized gain
   (loss) on investments....    2,309,596   4,437,936    (125,218) (1,434,822)     529,647   (3,787,760)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (13,143,039)  3,423,484    (803,153)  2,598,141   (4,909,242)  17,911,823
 Capital gain
   distribution.............    5,433,535   1,490,219          --          --           --           --
                             ------------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (3,215,897)  9,748,087    (964,352)  1,073,044   (4,876,262)  13,580,757
                             ------------  ----------  ----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      388,466   1,361,027      13,769      27,067       97,854      108,069
 Death benefits.............      (78,905)    (30,310)    (86,293)   (208,343)    (431,475)    (366,655)
 Surrenders.................   (3,341,878) (2,230,314) (1,281,750) (1,969,292)  (8,907,763)  (8,528,245)
 Administrative expenses....     (238,382)   (219,169)    (17,241)    (20,430)     (99,807)    (100,216)
 Capital contribution
   (withdrawal).............           --  (3,028,770)         --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............      759,913  11,151,400    (450,616)   (179,793)  (1,268,639)  (2,838,456)
                             ------------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (2,510,786)  7,003,864  (1,822,131) (2,350,791) (10,609,830) (11,725,503)
                             ------------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................   (5,726,683) 16,751,951  (2,786,483) (1,277,747) (15,486,092)   1,855,254
Net assets at beginning
 of year....................   45,169,334  28,417,383  12,514,861  13,792,608   69,078,154   67,222,900
                             ------------  ----------  ----------  ----------  -----------  -----------
Net assets at end of year... $ 39,442,651  45,169,334   9,728,378  12,514,861   53,592,062   69,078,154
                             ============  ==========  ==========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............    1,269,926   7,076,983      69,797     590,038      433,125      801,553
 Units redeemed.............   (1,442,737) (5,744,146)   (248,395)   (839,811)    (910,206)  (1,413,962)
                             ------------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (172,811)  1,332,837    (178,598)   (249,773)    (477,081)    (612,409)
                             ============  ==========  ==========  ==========  ===========  ===========


                                      JPMORGAN INSURANCE TRUST
                             ------------------------------------------
                              JPMORGAN INSURANCE    JPMORGAN INSURANCE
                                TRUST CORE BOND     TRUST EQUITY INDEX
                             PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1
                             --------------------  --------------------

                             -------------------------------------------
                                2011       2010       2011       2010
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   210,331    126,758     (4,737)     7,191
 Net realized gain
   (loss) on investments....    57,387    116,568     45,122    102,862
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    37,064    113,120    (36,911)   206,047
 Capital gain
   distribution.............        --         --         --         --
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   304,782    356,446      3,474    316,100
                             ---------  ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --         --         --         --
 Death benefits.............        --         --         --         --
 Surrenders.................  (472,070)  (317,671)  (137,301)  (106,341)
 Administrative expenses....    (7,944)    (8,534)    (2,504)    (2,277)
 Capital contribution
   (withdrawal).............        --         --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (210,464) 1,782,846     14,812  1,299,863
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (690,478) 1,456,641   (124,993) 1,191,245
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................  (385,696) 1,813,087   (121,519) 1,507,345
Net assets at beginning
 of year.................... 5,665,797  3,852,710  2,277,460    770,115
                             ---------  ---------  ---------  ---------
Net assets at end of year... 5,280,101  5,665,797  2,155,941  2,277,460
                             =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    57,109    990,234     29,132    816,911
 Units redeemed.............  (110,104)  (866,973)   (41,318)  (669,371)
                             ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (52,995)   123,261    (12,186)   147,540
                             =========  =========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         JPMORGAN INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                                                       JPMORGAN           JPMORGAN           JPMORGAN          JPMORGAN
                                  JPMORGAN         INSURANCE TRUST    INSURANCE TRUST    INSURANCE TRUST    INSURANCE TRUST
                              INSURANCE TRUST      INTREPID GROWTH    INTREPID MID CAP    MID CAP GROWTH     MID CAP VALUE
                             INTERNATIONAL EQUITY    PORTFOLIO --       PORTFOLIO --       PORTFOLIO --      PORTFOLIO --
                             PORTFOLIO -- CLASS 1      CLASS 1            CLASS 1            CLASS 1            CLASS 1
                             -------------------  -----------------  -----------------  -----------------  ----------------
                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                               2011       2010      2011     2010      2011     2010      2011     2010      2011     2010
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    108    (1,728)   (5,486)   (5,793)  (6,161)   (3,105) (10,315)   (9,808)    (338)    (801)
 Net realized gain
   (loss) on investments....   13,338     4,452    17,670     8,164   17,253    35,447   29,357    91,559   27,792   12,395
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (23,276)    2,673   (12,011)   52,239  (23,075)   65,359  (54,281)   42,609  (24,264)  19,612
 Capital gain
   distribution.............       --        --        --        --       --        --       --        --       --       --
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   (9,830)    5,397       173    54,610  (11,983)   97,701  (35,239)  124,360    3,190   31,206
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............       --        --        --        --       --        --       --        --       --       --
 Death benefits.............       --        --        --        --       --        --       --        --       --       --
 Surrenders.................   (7,080)   (4,959)  (32,352)  (43,145) (34,868)  (29,404) (32,272)  (29,407) (27,801)  (6,531)
 Administrative expenses....     (421)     (457)     (518)     (705)    (509)     (487)    (487)     (483)    (364)    (546)
 Capital contribution
   (withdrawal).............       --        --        --        --       --        --       --        --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (9,917)    5,891    50,228  (344,568)  17,673   155,129   35,542   103,535  (13,128) (18,348)
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (17,418)      475    17,358  (388,418) (17,704)  125,238    2,783    73,645  (41,293) (25,425)
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets.................  (27,248)    5,872    17,531  (333,808) (29,687)  222,939  (32,456)  198,005  (38,103)   5,781
Net assets at beginning
 of year....................  109,240   103,368   560,817   894,625  575,154   352,215  548,910   350,905  155,883  150,102
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
Net assets at end of year... $ 81,992   109,240   578,348   560,817  545,467   575,154  516,454   548,910  117,780  155,883
                             ========   =======   =======  ========  =======  ========  =======  ========  =======  =======
Change in units (note 5):
 Units purchased............    7,735     2,088    14,892   250,228   12,100   208,228   13,146   190,106    3,857    1,550
 Units redeemed.............   (8,758)   (2,051)  (13,213) (296,169) (13,188) (191,532) (12,041) (179,463)  (6,328)  (3,235)
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,023)       37     1,679   (45,941)  (1,088)   16,696    1,105    10,643   (2,471)  (1,685)
                             ========   =======   =======  ========  =======  ========  =======  ========  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              JPMORGAN INSURANCE TRUST (CONTINUED)                               JANUS ASPEN SERIES
                             -------------------------------------  ---------------------------------------------------
                                 JPMORGAN
                                INSURANCE           JPMORGAN
                               TRUST SMALL       INSURANCE TRUST
                                 CAP CORE          U.S. EQUITY
                               PORTFOLIO --       PORTFOLIO --        BALANCED PORTFOLIO --     BALANCED PORTFOLIO --
                                 CLASS 1             CLASS 1          INSTITUTIONAL SHARES         SERVICE SHARES
                             ---------------  --------------------  ------------------------  ------------------------
                                                                           YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                               2011    2010      2011       2010        2011         2010         2011         2010
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (389)   (317)   (17,135)   (19,555)   1,269,600    1,604,354      776,689    1,168,166
 Net realized gain
   (loss) on investments....     943     210     38,363    111,147    2,724,176    3,124,140    3,298,405    3,952,345
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (2,423)  5,575    (98,045)   201,445   (8,988,103)   3,122,582  (11,802,930)   4,439,909
 Capital gain
   distribution.............      --      --         --         --    5,490,582           --    7,213,432           --
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (1,869)  5,468    (76,817)   293,037      496,255    7,851,076     (514,404)   9,560,420
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      --      --         --         --      378,142      325,656    1,691,116    3,320,886
 Death benefits.............      --      --         --         --   (2,211,263)  (2,201,468)    (784,163)    (523,958)
 Surrenders.................  (2,855)   (468)  (128,856)  (109,234) (15,054,896) (17,132,752) (21,025,961) (19,111,623)
 Administrative expenses....     (47)    (33)    (1,947)    (1,845)    (176,806)    (196,118)    (476,423)    (496,247)
 Capital contribution
   (withdrawal).............      --      --         --         --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............       1   6,020    166,804  1,136,275     (448,367)    (205,068)  (4,895,567)    (817,060)
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,901)  5,519     36,001  1,025,196  (17,513,190) (19,409,750) (25,490,998) (17,628,002)
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (4,770) 10,987    (40,816) 1,318,233  (17,016,935) (11,558,674) (26,005,402)  (8,067,582)
Net assets at beginning
 of year....................  30,170  19,183  2,201,452    883,219  118,983,628  130,542,302  159,866,419  167,934,001
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
Net assets at end of year... $25,400  30,170  2,160,636  2,201,452  101,966,693  118,983,628  133,861,017  159,866,419
                             =======  ======  =========  =========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      --     415     38,324    697,615      200,500      735,771    1,085,921    5,660,200
 Units redeemed.............    (192)    (36)   (34,661)  (587,961)    (945,052)  (1,568,416)  (2,979,050)  (6,957,791)
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (192)    379      3,663    109,654     (744,552)    (832,645)  (1,893,129)  (1,297,591)
                             =======  ======  =========  =========  ===========  ===========  ===========  ===========

                             ------------------------




                             ENTERPRISE PORTFOLIO --
                               INSTITUTIONAL SHARES
                             -----------------------

                             ------------------------
                                 2011        2010
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (804,799)   (773,039)
 Net realized gain
   (loss) on investments....   2,726,970   1,107,622
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,294,601) 11,984,529
 Capital gain
   distribution.............          --          --
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (1,372,430) 12,319,112
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      88,503     107,924
 Death benefits.............    (545,265)   (602,728)
 Surrenders.................  (6,627,388) (6,331,404)
 Administrative expenses....     (92,966)    (99,039)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (3,077,722) (1,614,102)
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,254,838) (8,539,349)
                             -----------  ----------
Increase (decrease) in
 net assets................. (11,627,268)  3,779,763
Net assets at beginning
 of year....................  60,954,856  57,175,093
                             -----------  ----------
Net assets at end of year...  49,327,588  60,954,856
                             ===========  ==========
Change in units (note 5):
 Units purchased............      59,835     370,760
 Units redeemed.............    (566,478)   (841,693)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (506,643)   (470,933)
                             ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           JANUS ASPEN SERIES (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                                                           FLEXIBLE BOND
                             ENTERPRISE PORTFOLIO --       PORTFOLIO --          FORTY PORTFOLIO --        FORTY PORTFOLIO --
                                  SERVICE SHARES       INSTITUTIONAL SHARES     INSTITUTIONAL SHARES         SERVICE SHARES
                             -----------------------  ----------------------  ------------------------  ------------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010         2011         2010         2011         2010
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (96,643)   (102,800)    535,572   1,226,882     (512,589)    (629,663)    (701,319)    (966,372)
 Net realized gain
   (loss) on investments....     705,415     375,262     150,279     843,530    2,176,136    2,700,056    1,550,345    3,499,913
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (787,024)  1,140,057    (816,382)   (527,109)  (5,227,894)     338,810   (4,774,532)  (2,635,865)
 Capital gain
   distribution.............          --          --   1,325,047      83,938           --           --           --           --
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (178,252)  1,412,519   1,194,516   1,627,241   (3,564,347)   2,409,203   (3,925,506)    (102,324)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     156,494       8,026      10,304     102,971      115,417       58,580      545,119    1,836,789
 Death benefits.............    (208,068)    (81,079)   (303,019)   (795,616)  (1,183,951)    (960,964)    (369,180)     (46,793)
 Surrenders.................  (1,413,845) (1,067,319) (3,116,582) (3,630,707)  (5,716,374)  (7,077,178)  (5,283,383)  (5,341,502)
 Administrative expenses....      (8,187)     (8,282)    (33,116)    (37,984)     (81,185)     (95,451)    (228,191)    (285,936)
 Capital contribution
   (withdrawal).............          --          --          --          --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (56,051)    244,154    (312,033)  1,151,219   (2,754,618)  (2,756,671)  (1,199,849) (49,371,349)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,529,657)   (904,500) (3,754,446) (3,210,117)  (9,620,711) (10,831,684)  (6,535,484) (53,208,791)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (1,707,909)    508,019  (2,559,930) (1,582,876) (13,185,058)  (8,422,481) (10,460,990) (53,311,115)
Net assets at beginning
 of year....................   6,789,491   6,281,472  24,776,822  26,359,698   53,004,433   61,426,914   54,511,331  107,822,446
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year... $ 5,081,582   6,789,491  22,216,892  24,776,822   39,819,375   53,004,433   44,050,341   54,511,331
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............     245,736     350,852     122,829     773,050       54,845      469,003      823,827    6,244,268
 Units redeemed.............    (448,849)   (504,648)   (298,299)   (932,499)    (543,983)  (1,085,820)  (1,357,995) (11,973,102)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (203,113)   (153,796)   (175,470)   (159,449)    (489,138)    (616,817)    (534,168)  (5,728,834)
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

                             ----------------------
                               GLOBAL TECHNOLOGY
                                  PORTFOLIO --
                                 SERVICE SHARES
                             ---------------------

                             ----------------------
                                2011        2010
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (109,901)  (103,205)
 Net realized gain
   (loss) on investments....    720,245    418,754
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,335,648) 1,096,401
 Capital gain
   distribution.............         --         --
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (725,304) 1,411,950
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      7,785     11,040
 Death benefits.............   (124,572)   (26,405)
 Surrenders.................   (958,244)  (940,105)
 Administrative expenses....    (14,920)   (13,673)
 Capital contribution
   (withdrawal).............         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (279,534)   712,616
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (1,369,485)  (256,527)
                             ----------  ---------
Increase (decrease) in
 net assets................. (2,094,789) 1,155,423
Net assets at beginning
 of year....................  8,155,925  7,000,502
                             ----------  ---------
Net assets at end of year...  6,061,136  8,155,925
                             ==========  =========
Change in units (note 5):
 Units purchased............    459,995    674,610
 Units redeemed.............   (741,624)  (757,477)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (281,629)   (82,867)
                             ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            JANUS ASPEN SERIES (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                                 JANUS PORTFOLIO --       JANUS PORTFOLIO --      OVERSEAS PORTFOLIO --    OVERSEAS PORTFOLIO --
                                INSTITUTIONAL SHARES        SERVICE SHARES        INSTITUTIONAL SHARES        SERVICE SHARES
                             -------------------------  ----------------------  ------------------------  ----------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2011          2010        2011        2010         2011         2010        2011        2010
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (480,611)    (213,502)    (53,134)    (65,274)    (771,935)    (725,203)   (137,494)   (163,771)
 Net realized gain
   (loss) on investments....    1,405,826       96,306     203,440     122,806    3,331,925    5,792,466   1,733,836   2,232,436
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (4,511,335)   7,641,783    (458,334)    561,871  (32,440,193)  14,579,198  (6,053,011)  1,263,823
 Capital gain
   distribution.............           --           --          --          --      760,924           --     118,501          --
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (3,586,120)   7,524,587    (308,028)    619,403  (29,119,279)  19,646,461  (4,338,168)  3,332,488
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      262,335      219,192      56,555       7,269      253,581      263,033          --          --
 Death benefits.............   (1,227,408)  (1,981,059)      3,961     (43,122)  (1,105,390)    (325,137)   (181,526)   (226,745)
 Surrenders.................   (7,335,592)  (7,382,491)   (991,737)   (997,989)  (9,250,554) (11,897,819) (2,360,253) (2,824,823)
 Administrative expenses....      (98,545)    (111,069)     (7,103)     (7,545)    (104,493)    (122,751)    (28,510)    (35,886)
 Capital contribution
   (withdrawal).............           --           --          --          --           --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (2,028,660)  (1,865,915)     (4,954)   (268,904)  (6,010,104)  (2,468,855) (1,465,494) (1,682,905)
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,427,870) (11,121,342)   (943,278) (1,310,291) (16,216,960) (14,551,529) (4,035,783) (4,770,359)
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  (14,013,990)  (3,596,755) (1,251,306)   (690,888) (45,336,239)   5,094,932  (8,373,951) (1,437,871)
Net assets at beginning
 of year....................   63,581,904   67,178,659   5,366,075   6,056,963   99,035,442   93,940,510  15,993,307  17,431,178
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of year... $ 49,567,914   63,581,904   4,114,769   5,366,075   53,699,203   99,035,442   7,619,356  15,993,307
                             ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............       72,646      393,346      22,465      22,108      154,544      698,457       1,915      14,572
 Units redeemed.............     (798,056)  (1,189,396)   (160,344)   (226,762)    (640,845)  (1,130,557)   (231,193)   (297,655)
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (725,410)    (796,050)   (137,879)   (204,654)    (486,301)    (432,100)   (229,278)   (283,083)
                             ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========

                             ------------------------
                              WORLDWIDE PORTFOLIO --
                               INSTITUTIONAL SHARES
                             -----------------------

                             ------------------------
                                 2011        2010
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (522,219)   (543,670)
 Net realized gain
   (loss) on investments....    (182,014) (1,404,489)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (8,581,122) 11,032,201
 Capital gain
   distribution.............          --          --
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (9,285,355)  9,084,042
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     103,111      80,564
 Death benefits.............    (821,341)   (900,804)
 Surrenders.................  (7,413,905) (7,183,676)
 Administrative expenses....     (95,623)   (108,416)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,933,077)   (756,259)
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,160,835) (8,868,591)
                             -----------  ----------
Increase (decrease) in
 net assets................. (19,446,190)    215,451
Net assets at beginning
 of year....................  70,638,520  70,423,069
                             -----------  ----------
Net assets at end of year...  51,192,330  70,638,520
                             ===========  ==========
Change in units (note 5):
 Units purchased............      54,114     274,815
 Units redeemed.............    (615,625)   (801,815)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (561,511)   (527,000)
                             ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                JANUS ASPEN SERIES
                                   (CONTINUED)                                 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                             -----------------------  --------------------------------------------------------------------
                                                            LEGG MASON             LEGG MASON             LEGG MASON
                                                       CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                                        AGGRESSIVE GROWTH    EQUITY INCOME BUILDER      EQUITY INCOME
                              WORLDWIDE PORTFOLIO --       PORTFOLIO --           PORTFOLIO --       BUILDER PORTFOLIO --
                                  SERVICE SHARES             CLASS II               CLASS I                CLASS II
                             -----------------------  ---------------------  ---------------------  ---------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2011        2010        2011       2010        2011       2010        2011        2010
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (64,988)    (74,146)   (93,633)    (93,084)    91,689     107,524      69,927    127,623
 Net realized gain
   (loss) on investments....      78,097     (35,597)   276,400       2,802   (157,290)   (930,285)   (303,883)  (711,505)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (934,911)    970,943   (377,650)  1,233,727    372,324   1,279,014     652,047  1,324,896
 Capital gain
   distribution.............          --          --         --          --         --          --          --         --
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    (921,802)    861,200   (194,883)  1,143,445    306,723     456,253     418,091    741,014
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............       7,882       7,774     10,947      66,090     61,341      23,345      40,400     75,044
 Death benefits.............     (72,501)    (15,903)   (14,749)     (2,458)    (5,493)   (175,788)    (13,325)   (15,810)
 Surrenders.................    (869,363) (1,270,310)  (857,175)   (872,145)  (613,706) (1,162,193)   (874,240)  (777,679)
 Administrative expenses....      (8,613)     (9,494)   (15,940)    (15,500)    (8,579)     (8,765)     (8,395)    (6,180)
 Capital contribution
   (withdrawal).............          --          --         --          --         --          --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............      20,139    (171,271)   604,301    (532,543)   684,816      24,816    (414,167)    94,580
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (922,456) (1,459,204)  (272,616) (1,356,556)   118,379  (1,298,585) (1,269,727)  (630,045)
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets.................  (1,844,258)   (598,004)  (467,499)   (213,111)   425,102    (842,332)   (851,636)   110,969
Net assets at beginning
 of year....................   6,799,764   7,397,768  5,855,805   6,068,916  4,661,116   5,503,448   7,982,946  7,871,977
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
Net assets at end of year... $ 4,955,506   6,799,764  5,388,306   5,855,805  5,086,218   4,661,116   7,131,310  7,982,946
                             ===========  ==========  =========  ==========  =========  ==========  ==========  =========
Change in units (note 5):
 Units purchased............      89,531     141,255    182,045      61,826    111,036     167,704     114,649    698,576
 Units redeemed.............    (234,438)   (383,405)  (226,442)   (182,926)   (96,962)   (333,836)   (260,977)  (779,009)
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (144,907)   (242,150)   (44,397)   (121,100)    14,074    (166,132)   (146,328)   (80,433)
                             ===========  ==========  =========  ==========  =========  ==========  ==========  =========


                             -----------------------
                                   LEGG MASON
                              CLEARBRIDGE VARIABLE
                               FUNDAMENTAL ALL CAP
                               VALUE PORTFOLIO --
                                     CLASS I
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (28,575)       (381)
 Net realized gain
   (loss) on investments....   (128,573)   (796,721)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (415,543)  1,937,922
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (572,691)  1,140,820
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     36,357   1,920,830
 Death benefits.............    (90,684)       (621)
 Surrenders.................   (831,959)   (975,097)
 Administrative expenses....    (25,966)    (27,610)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (701,401) (2,519,132)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,613,653) (1,601,630)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,186,344)   (460,810)
Net assets at beginning
 of year....................  8,764,802   9,225,612
                             ----------  ----------
Net assets at end of year...  6,578,458   8,764,802
                             ==========  ==========
Change in units (note 5):
 Units purchased............     56,441     625,546
 Units redeemed.............   (246,305)   (836,018)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (189,864)   (210,472)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               LEGG MASON PARTNERS
                              VARIABLE EQUITY TRUST     LEGG MASON PARTNERS
                                   (CONTINUED)         VARIABLE INCOME TRUST
                             -----------------------  ----------------------
                                                            LEGG MASON
                                    LEGG MASON             WESTERN ASSET
                               CLEARBRIDGE VARIABLE     VARIABLE STRATEGIC
                                 LARGE CAP VALUE               BOND
                               PORTFOLIO -- CLASS I    PORTFOLIO -- CLASS I
                             -----------------------  ----------------------

                             ------------------------------------------------
                                 2011        2010        2011        2010
                             -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    76,979     156,739     295,524     180,286
 Net realized gain
   (loss) on investments....     134,892    (278,627)     54,769    (183,983)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     173,676     891,680     382,928   1,502,192
 Capital gain
   distribution.............          --          --          --          --
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     385,547     769,792     733,221   1,498,495
                             -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      13,540       1,950         475         618
 Death benefits.............     (99,577)   (154,116)   (166,667)   (237,363)
 Surrenders.................    (977,133) (1,408,030) (1,869,410) (2,285,470)
 Administrative expenses....     (17,600)    (19,402)    (21,841)    (24,776)
 Capital contribution
   (withdrawal).............          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (172,916)   (178,687)  1,046,927     406,525
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,253,686) (1,758,285) (1,010,516) (2,140,466)
                             -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    (868,139)   (988,493)   (277,295)   (641,971)
Net assets at beginning
 of year....................  10,871,035  11,859,528  14,572,421  15,214,392
                             -----------  ----------  ----------  ----------
Net assets at end of year... $10,002,896  10,871,035  14,295,126  14,572,421
                             ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      67,200     205,747     153,085     579,586
 Units redeemed.............    (150,506)   (336,585)   (220,453)   (717,045)
                             -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (83,306)   (130,838)    (67,368)   (137,459)
                             ===========  ==========  ==========  ==========


                                                 MFS(R) VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------


                             MFS(R) INVESTORS GROWTH    MFS(R) INVESTORS      MFS(R) NEW DISCOVERY
                                 STOCK SERIES --         TRUST SERIES --            SERIES --
                              SERVICE CLASS SHARES    SERVICE CLASS SHARES    SERVICE CLASS SHARES
                             ----------------------  ----------------------  ----------------------
                             YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2011        2010        2011        2010        2011        2010
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (137,062)   (147,464)    (74,470)    (54,332)   (454,013)   (366,920)
 Net realized gain
   (loss) on investments....    481,041     288,396     377,639     138,210   2,060,421   1,358,244
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (441,308)    913,939    (608,440)    780,009  (8,519,721)  6,251,588
 Capital gain
   distribution.............         --          --          --          --   3,452,410          --
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (97,329)  1,054,871    (305,271)    863,887  (3,460,903)  7,242,912
                             ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     35,731      45,558     138,873      25,913     227,110     132,588
 Death benefits.............    (31,981)   (116,407)   (131,736)     24,840    (114,720)    (59,410)
 Surrenders................. (1,442,184) (1,629,183) (1,781,891) (1,490,003) (4,620,936) (3,425,575)
 Administrative expenses....    (21,863)    (23,874)    (18,352)    (19,878)    (67,186)    (48,888)
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (426,330) (1,035,190)   (327,952)   (410,539)   (236,691)  3,372,833
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,886,627) (2,759,096) (2,121,058) (1,869,667) (4,812,423)    (28,452)
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (1,983,956) (1,704,225) (2,426,329) (1,005,780) (8,273,326)  7,214,460
Net assets at beginning
 of year.................... 11,451,772  13,155,997  10,256,322  11,262,102  31,137,174  23,922,714
                             ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year...  9,467,816  11,451,772   7,829,993  10,256,322  22,863,848  31,137,174
                             ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     91,731     122,495      51,837      50,020     658,123   1,023,740
 Units redeemed.............   (310,816)   (508,249)   (255,887)   (251,501) (1,029,940) (1,125,455)
                             ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (219,085)   (385,754)   (204,050)   (201,481)   (371,817)   (101,715)
                             ==========  ==========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------
                              MFS(R) STRATEGIC          MFS(R) TOTAL
                              INCOME SERIES --        RETURN SERIES --     MFS(R) UTILITIES SERIES --
                             SERVICE CLASS SHARES   SERVICE CLASS SHARES    SERVICE CLASS SHARES
                             -------------------  -----------------------  -------------------------
                                                           YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                               2011      2010         2011        2010        2011          2010
                             -------   --------   -----------  ----------   ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 3,080      1,570       265,618     423,434     440,962       527,661
 Net realized gain
   (loss) on investments....     288     25,180      (111,352)   (837,400)    945,299    (1,171,574)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (1,039)   (19,380)     (306,671)  5,785,921     264,981     4,180,444
 Capital gain
   distribution.............      --         --            --          --          --            --
                             -------   --------   -----------  ----------   ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   2,329      7,370      (152,405)  5,371,955   1,651,242     3,536,531
                             -------   --------   -----------  ----------   ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............      --         --       258,406   1,294,905     267,302       544,880
 Death benefits.............      --         --      (361,985)    (25,403)   (536,738)       (1,226)
 Surrenders.................    (761)    (5,828)   (8,578,166) (5,047,009) (4,671,931)   (4,474,074)
 Administrative expenses....    (240)      (279)     (192,100)   (192,110)    (83,363)      (83,595)
 Capital contribution
   (withdrawal).............      --         --            --          --          --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (478)  (348,804)   (3,138,666)    999,263     161,171    (2,796,309)
                             -------   --------   -----------  ----------   ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,479)  (354,911)  (12,012,511) (2,970,354) (4,863,559)   (6,810,324)
                             -------   --------   -----------  ----------   ----------   ----------
Increase (decrease) in
 net assets.................     850   (347,541)  (12,164,916)  2,401,601  (3,212,317)   (3,273,793)
Net assets at beginning
 of year....................  77,014    424,555    75,383,518  72,981,917  33,263,794    36,537,587
                             -------   --------   -----------  ----------   ----------   ----------
Net assets at end of year... $77,864     77,014    63,218,602  75,383,518  30,051,477    33,263,794
                             =======   ========   ===========  ==========   ==========   ==========
Change in units (note 5):
 Units purchased............     717     22,788       642,120   4,375,553     331,714       492,048
 Units redeemed.............    (823)   (54,091)   (1,777,741) (4,645,505)   (585,464)     (893,346)
                             -------   --------   -----------  ----------   ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (106)   (31,303)   (1,135,621)   (269,952)   (253,750)     (401,298)
                             =======   ========   ===========  ==========   ==========   ==========

                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             ----------------------------------------------
                              OPPENHEIMER BALANCED    OPPENHEIMER BALANCED
                                   FUND/VA --          FUND/VA -- SERVICE
                               NON-SERVICE SHARES            SHARES
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2011        2010        2011        2010
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    168,240      14,981      65,135    (288,406)
 Net realized gain
   (loss) on investments....   (766,899) (2,034,263) (1,391,477) (1,917,219)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    512,047   4,007,056     807,429   5,937,291
 Capital gain
   distribution.............         --          --          --          --
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (86,612)  1,987,774    (518,913)  3,731,666
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     56,690      58,131     169,348     515,240
 Death benefits.............   (222,907)   (382,025)    (95,449)    (18,297)
 Surrenders................. (2,129,154) (2,912,129) (4,608,710) (4,540,619)
 Administrative expenses....    (25,719)    (27,596)    (90,411)    (99,112)
 Capital contribution
   (withdrawal).............         --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (146,395)   (192,524)   (874,278)  1,152,517
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,467,485) (3,456,143) (5,499,500) (2,990,271)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (2,554,097) (1,468,369) (6,018,413)    741,395
Net assets at beginning
 of year.................... 18,466,522  19,934,891  39,330,568  38,589,173
                             ----------  ----------  ----------  ----------
Net assets at end of year... 15,912,425  18,466,522  33,312,155  39,330,568
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     36,750     193,924     467,943   2,027,173
 Units redeemed.............   (147,335)   (398,182) (1,123,830) (2,446,777)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (110,585)   (204,258)   (655,887)   (419,604)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                               OPPENHEIMER CAPITAL      OPPENHEIMER CAPITAL    OPPENHEIMER CORE BOND     OPPENHEIMER GLOBAL
                               APPRECIATION FUND/VA    APPRECIATION FUND/VA         FUND/VA --          SECURITIES FUND/VA --
                              -- NON-SERVICE SHARES      -- SERVICE SHARES      NON-SERVICE SHARES         SERVICE SHARES
                             -----------------------  ----------------------  ----------------------  ------------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010        2011        2010         2011         2010
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (400,598)   (518,865)   (113,360)   (138,612)    854,720      92,071     (572,174)    (424,012)
 Net realized gain
   (loss) on investments....   1,071,619      62,668     237,035      (4,318)   (694,275) (2,759,048)   4,424,750    4,165,530
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (1,538,709)  3,381,796    (310,883)    716,182   1,059,023   4,600,142  (13,616,153)  10,795,250
 Capital gain
   distribution.............          --          --          --          --          --          --           --           --
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (867,688)  2,925,599    (187,208)    573,252   1,219,468   1,933,165   (9,763,577)  14,536,768
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      35,045      14,186      20,471     210,557       4,335      77,719      756,483    2,274,312
 Death benefits.............    (270,001)   (303,249)    (29,623)        419    (530,288)   (624,068)    (643,914)    (300,898)
 Surrenders.................  (4,520,382) (5,242,600) (1,295,318) (1,089,528) (2,318,013) (2,409,759) (12,704,526)  (9,339,440)
 Administrative expenses....     (55,870)    (62,292)    (30,968)    (33,927)    (32,746)    (35,329)    (441,359)    (424,162)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,450,988) (2,115,372)   (369,767)   (814,753)   (210,894)     35,719     (357,635)  (2,817,386)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,262,196) (7,709,327) (1,705,205) (1,727,232) (3,087,606) (2,955,718) (13,390,951) (10,607,574)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................  (7,129,884) (4,783,728) (1,892,413) (1,153,980) (1,868,138) (1,022,553) (23,154,528)   3,929,194
Net assets at beginning
 of year....................  42,219,071  47,002,799   8,938,341  10,092,321  19,585,327  20,607,880  114,691,684  110,762,490
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of year... $35,089,187  42,219,071   7,045,928   8,938,341  17,717,189  19,585,327   91,537,156  114,691,684
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............     209,267     236,000      56,900     113,007      89,971   2,029,175    1,514,713    6,100,179
 Units redeemed.............    (426,393)   (578,481)   (187,579)   (258,385)   (283,404) (2,237,056)  (2,349,766)  (6,864,571)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (217,126)   (342,481)   (130,679)   (145,378)   (193,433)   (207,881)    (835,053)    (764,392)
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ===========

                             -----------------------
                                OPPENHEIMER HIGH
                                INCOME FUND/VA --
                               NON-SERVICE SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    570,406     377,976
 Net realized gain
   (loss) on investments.... (1,846,208) (5,412,700)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,048,560   5,954,477
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (227,242)    919,753
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     71,604      40,717
 Death benefits.............   (151,846)   (117,448)
 Surrenders.................   (810,210) (1,062,356)
 Administrative expenses....    (12,782)    (13,716)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............       (109)   (137,918)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (903,343) (1,290,721)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,130,585)   (370,968)
Net assets at beginning
 of year....................  7,581,181   7,952,149
                             ----------  ----------
Net assets at end of year...  6,450,596   7,581,181
                             ==========  ==========
Change in units (note 5):
 Units purchased............    233,964     863,318
 Units redeemed.............   (330,480) (1,060,655)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (96,516)   (197,337)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                                                         OPPENHEIMER MAIN STREET   OPPENHEIMER SMALL- &    OPPENHEIMER SMALL-
                                  OPPENHEIMER MAIN          SMALL- & MID-CAP          MID-CAP GROWTH        & MID-CAP GROWTH
                                 STREET FUND/VA --            FUND(R)/VA --             FUND/VA --             FUND/VA --
                                   SERVICE SHARES            SERVICE SHARES         NON-SERVICE SHARES       SERVICE SHARES
                             -------------------------  ------------------------  ----------------------  --------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2011          2010         2011         2010        2011        2010        2011       2010
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,168,664)  (1,472,852)  (1,411,813)  (1,086,762)   (401,958)   (362,727)   (53,246)   (39,401)
 Net realized gain
   (loss) on investments....    7,805,878    9,114,373    5,696,844    4,416,302     393,982    (704,720)    53,571   (123,412)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (9,468,643)  20,190,410   (7,380,714)  18,843,881      68,955   7,218,703   (254,792)   707,820
 Capital gain
   distribution.............           --           --           --           --          --          --         --         --
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (3,831,429)  27,831,931   (3,095,683)  22,173,421      60,979   6,151,256   (254,467)   545,007
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............    1,710,188    5,519,685      921,109    1,714,649      57,221      68,927     20,892     23,660
 Death benefits.............     (474,322)    (233,549)    (264,807)    (210,719)   (119,906)   (212,898)     8,658         --
 Surrenders.................  (16,344,060) (11,504,935)  (8,832,452)  (5,176,819) (3,287,120) (2,818,363)  (488,511)  (423,399)
 Administrative expenses....     (996,551)    (907,761)    (544,367)    (349,380)    (40,063)    (37,578)    (8,826)    (7,575)
 Capital contribution
   (withdrawal).............           --           --           --           --          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (1,621,609)  56,808,987   (1,669,394)  50,054,409     699,768    (552,004)   674,791    568,585
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (17,726,354)  49,682,427  (10,389,911)  46,032,140  (2,690,100) (3,551,916)   207,004    161,271
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (21,557,783)  77,514,358  (13,485,594)  68,205,561  (2,629,121)  2,599,340    (47,463)   706,278
Net assets at beginning
 of year....................  199,987,692  122,473,334  113,140,992   44,935,431  29,147,218  26,547,878  3,002,076  2,295,798
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
Net assets at end of year... $178,429,909  199,987,692   99,655,398  113,140,992  26,518,097  29,147,218  2,954,613  3,002,076
                             ============  ===========  ===========  ===========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............    3,182,039   28,384,848    1,993,037   12,775,589     156,572     269,143    196,114    111,778
 Units redeemed.............   (5,030,438) (21,726,205)  (2,690,624)  (6,997,903)   (188,746)   (456,482)  (198,782)  (102,322)
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,848,399)   6,658,643     (697,587)   5,777,686     (32,174)   (187,339)    (2,668)     9,456
                             ============  ===========  ===========  ===========  ==========  ==========  =========  =========

                                 PIMCO VARIABLE
                                 INSURANCE TRUST
                             ----------------------


                             ALL ASSET PORTFOLIO --
                              ADVISOR CLASS SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  1,379,103     963,137
 Net realized gain
   (loss) on investments....    (88,236)    124,687
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (1,346,878)    404,490
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (56,011)  1,492,314
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     99,395     925,959
 Death benefits.............    (36,934)    (24,325)
 Surrenders................. (1,601,005) (1,658,382)
 Administrative expenses....    (58,292)    (41,918)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (3,884,102) 12,773,532
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,480,938) 11,974,866
                             ----------  ----------
Increase (decrease) in
 net assets................. (5,536,949) 13,467,180
Net assets at beginning
 of year.................... 24,304,568  10,837,388
                             ----------  ----------
Net assets at end of year... 18,767,619  24,304,568
                             ==========  ==========
Change in units (note 5):
 Units purchased............  1,423,874   1,388,072
 Units redeemed............. (1,865,404)   (411,137)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (441,530)    976,935
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                             FOREIGN BOND PORTFOLIO                                 LONG-TERM U.S.
                             (U.S. DOLLAR HEDGED) --  HIGH YIELD PORTFOLIO --  GOVERNMENT PORTFOLIO --  LOW DURATION PORTFOLIO --
                                 ADMINISTRATIVE           ADMINISTRATIVE            ADMINISTRATIVE           ADMINISTRATIVE
                                  CLASS SHARES             CLASS SHARES              CLASS SHARES             CLASS SHARES
                             ----------------------  ------------------------  -----------------------  ------------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                2011        2010         2011         2010        2011         2010         2011         2010
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   24,700     133,456    5,490,861    6,021,007     480,414    1,983,980      (87,473)     536,527
 Net realized gain
   (loss) on investments....    (14,187)     30,641    2,698,744    6,115,070   1,286,005     (788,213)   1,602,437    3,234,541
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    155,227     167,643   (6,000,298)     758,452   6,648,458    3,875,425   (2,895,109)   4,482,850
 Capital gain
   distribution.............     41,183      22,285           --           --     846,679           --           --           --
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    206,923     354,025    2,189,307   12,894,529   9,261,556    5,071,192   (1,380,145)   8,253,918
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     11,946       5,856      915,449    2,104,210     201,812    1,135,764    1,821,097    6,520,434
 Death benefits.............    (58,661)    (48,890)    (568,985)    (305,857)   (319,965)    (451,833)    (506,357)    (211,896)
 Surrenders.................   (622,019) (1,377,797) (12,542,640) (11,521,794) (5,766,718)  (7,629,194) (23,553,025) (16,039,210)
 Administrative expenses....     (6,907)     (8,080)    (424,706)    (413,858)   (107,400)    (141,558)  (1,345,869)  (1,285,988)
 Capital contribution
   (withdrawal).............         --          --           --           --          --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (266,316)    708,021   (8,082,218)  (2,417,831) (3,508,902) (32,237,912)   4,488,842  (29,843,188)
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (941,957)   (720,890) (20,703,100) (12,555,130) (9,501,173) (39,324,733) (19,095,312) (40,859,848)
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................   (735,034)   (366,865) (18,513,793)     339,399    (239,617) (34,253,541) (20,475,457) (32,605,930)
Net assets at beginning
 of year....................  4,984,592   5,351,457  113,843,343  113,503,944  41,298,622   75,552,163  248,280,704  280,886,634
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of year... $4,249,558   4,984,592   95,329,550  113,843,343  41,059,005   41,298,622  227,805,247  248,280,704
                             ==========  ==========  ===========  ===========  ==========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............     48,213     108,731    1,635,423    6,438,551     696,039    2,639,326    5,256,959   23,095,121
 Units redeemed.............   (110,154)   (157,299)  (2,950,539)  (7,103,237) (1,244,062)  (5,642,886)  (6,878,438) (26,697,750)
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (61,941)    (48,568)  (1,315,116)    (664,686)   (548,023)  (3,003,560)  (1,621,479)  (3,602,629)
                             ==========  ==========  ===========  ===========  ==========  ===========  ===========  ===========

                             -------------------------

                             TOTAL RETURN PORTFOLIO --
                                  ADMINISTRATIVE
                                   CLASS SHARES
                             ------------------------

                             -------------------------
                                 2011         2010
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   4,256,505   17,122,344
 Net realized gain
   (loss) on investments....   4,315,750   12,548,171
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (6,283,919)    (471,870)
 Capital gain
   distribution.............   5,704,209      824,135
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   7,992,545   30,022,780
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   2,939,842    8,549,544
 Death benefits.............  (2,107,988)  (3,006,258)
 Surrenders................. (58,097,645) (52,062,870)
 Administrative expenses....  (1,626,493)  (1,718,675)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (21,275,020)  76,765,797
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (80,167,304)  28,527,538
                             -----------  -----------
Increase (decrease) in
 net assets................. (72,174,759)  58,550,318
Net assets at beginning
 of year.................... 464,840,148  406,289,830
                             -----------  -----------
Net assets at end of year... 392,665,389  464,840,148
                             ===========  ===========
Change in units (note 5):
 Units purchased............   6,125,199   25,786,148
 Units redeemed............. (11,375,225) (22,704,244)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (5,250,026)   3,081,904
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              RYDEX VARIABLE TRUST                THE ALGER PORTFOLIOS
                             ----------------------  ----------------------------------------------
                                                         ALGER LARGE CAP     ALGER SMALL CAP GROWTH
                                    NASDAQ --          GROWTH PORTFOLIO --        PORTFOLIO --
                                   100(R) FUND          CLASS I-2 SHARES        CLASS I-2 SHARES
                             ----------------------  ----------------------  ----------------------
                                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2011        2010        2011        2010        2011        2010
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (87,147)    (84,879)   (162,241)   (269,784)   (466,130)   (469,088)
 Net realized gain
   (loss) on investments....    404,591     551,982     811,791    (357,970)  2,362,148   1,450,009
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (466,535)    200,091  (1,120,933)  4,731,209  (3,225,981)  5,851,303
 Capital gain
   distribution.............         --          --          --          --          --          --
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (149,091)    667,194    (471,383)  4,103,455  (1,329,963)  6,832,224
                             ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     13,952      47,019     174,729      56,374      30,028      31,449
 Death benefits.............    (41,468)    (20,874)   (595,685)   (266,321)   (349,857)   (268,097)
 Surrenders.................   (720,560)   (770,175) (4,414,212) (4,593,348) (4,349,046) (3,353,149)
 Administrative expenses....    (15,062)    (14,990)    (61,814)    (67,194)    (50,006)    (54,213)
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    755,961  (1,350,103)   (933,613)   (542,722)   (509,222)   (173,783)
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     (7,177) (2,109,123) (5,830,595) (5,413,211) (5,228,103) (3,817,793)
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (156,268) (1,441,929) (6,301,978) (1,309,756) (6,558,066)  3,014,431
Net assets at beginning
 of year....................  5,295,297   6,737,226  38,884,981  40,194,737  35,105,646  32,091,215
                             ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $5,139,029   5,295,297  32,583,003  38,884,981  28,547,580  35,105,646
                             ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    856,388     966,682     116,159     626,413     322,069     743,775
 Units redeemed.............   (801,324) (1,345,918)   (540,002) (1,069,318)   (709,872) (1,077,908)
                             ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     55,064    (379,236)   (423,843)   (442,905)   (387,803)   (334,133)
                             ==========  ==========  ==========  ==========  ==========  ==========

                                      THE PRUDENTIAL SERIES FUND
                             --------------------------------------------
                              JENNISON 20/20 FOCUS
                                  PORTFOLIO --       JENNISON PORTFOLIO --
                                 CLASS II SHARES        CLASS II SHARES
                             ----------------------  --------------------

                             ---------------------------------- ---------
                                2011        2010        2011       2010
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (174,068)   (251,311)   (46,847)   (44,128)
 Net realized gain
   (loss) on investments....    739,038     225,444    100,564     54,881
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,109,310)     73,186   (218,044)   222,679
 Capital gain
   distribution.............         --          --         --         --
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (544,340)     47,319   (164,327)   233,432
                             ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     83,467     113,989     18,467     12,114
 Death benefits.............     20,967     (34,475)    (4,760)    (2,981)
 Surrenders................. (1,786,899) (2,509,760)  (304,783)  (177,382)
 Administrative expenses....    (30,945)    (48,784)    (6,019)    (5,888)
 Capital contribution
   (withdrawal).............         --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (2,354,884) (2,867,439)   591,760   (285,365)
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (4,068,294) (5,346,469)   294,665   (459,502)
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets................. (4,612,634) (5,299,150)   130,338   (226,070)
Net assets at beginning
 of year.................... 13,901,261  19,200,411  2,678,100  2,904,170
                             ----------  ----------  ---------  ---------
Net assets at end of year...  9,288,627  13,901,261  2,808,438  2,678,100
                             ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     78,396   1,564,642    104,924     19,717
 Units redeemed.............   (288,921) (1,905,617)   (94,384)   (62,278)
                             ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (210,525)   (340,975)    10,540    (42,561)
                             ==========  ==========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                 WELLS FARGO VARIABLE
                                       THE PRUDENTIAL SERIES FUND (CONTINUED)                            TRUST
                             -----------------------------------------------------------------  ----------------------
                                                                            SP PRUDENTIAL U.S.
                                 NATURAL RESOURCES      SP INTERNATIONAL       EMERGING          WELLS FARGO ADVANTAGE
                                    PORTFOLIO --        GROWTH PORTFOLIO -- GROWTH PORTFOLIO --     VT OMEGA GROWTH
                                  CLASS II SHARES       CLASS II SHARES     CLASS II SHARES         FUND -- CLASS 2
                             -------------------------  ------------------  ------------------  ----------------------
                                                                                                           PERIOD FROM
                                                                                                            JULY 16 TO
                                                    YEAR ENDED DECEMBER 31,                                DECEMBER 31,
                             ----------------------------------------------------------------------------  ------------
                                 2011          2010      2011      2010      2011      2010        2011        2010
                             ------------  -----------   ------    ------    ------    ------   ---------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (584,482)    (673,654)   (152)      (51)     (118)     (306)     (49,528)    (14,763)
 Net realized gain
   (loss) on investments....    2,711,300      582,131    (460)     (546)      486        21      154,022      52,536
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (10,176,962)   7,662,995  (1,835)    2,219      (259)    4,286     (429,914)    453,251
 Capital gain
   distribution.............           --           --      --        --        --        --       23,974          --
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............   (8,050,144)   7,571,472  (2,447)    1,622       109     4,001     (301,446)    491,024
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............      427,955    1,126,291      --        --        --        --       10,346      18,486
 Death benefits.............     (260,245)     (27,791)     --        --        --        --      (36,489)     (7,014)
 Surrenders.................   (3,529,795)  (4,534,753)   (715)     (730)   (2,239)      (89)    (254,548)   (118,017)
 Administrative expenses....     (145,292)    (174,914)    (16)      (19)      (67)      (61)     (10,398)     (2,629)
 Capital contribution
   (withdrawal).............           --           --      --        --        --        --           --          --
    Transfers between
     subaccounts
     (including fixed
     account), net..........   (3,886,847) (11,350,370)     --        (2)       63     1,222    2,751,068   2,319,443
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (7,394,224) (14,961,537)   (731)     (751)   (2,243)    1,072    2,459,979   2,210,269
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
Increase (decrease) in
 net assets.................  (15,444,368)  (7,390,065) (3,178)      871    (2,134)    5,073    2,158,533   2,701,293
Net assets at beginning
 of year....................   44,145,349   51,535,414  15,130    14,259    25,956    20,883    2,701,293          --
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
Net assets at end of year... $ 28,700,981   44,145,349  11,952    15,130    23,822    25,956    4,859,826   2,701,293
                             ============  ===========   ======    ======    ======    ======   =========   =========
Change in units (note 5):
 Units purchased............      718,231    2,387,132      --        --        --       102      311,770     422,411
 Units redeemed.............     (987,076)  (3,607,022)    (77)      (82)     (152)      (12)    (111,318)   (208,074)
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (268,845)  (1,219,890)    (77)      (82)     (152)       90      200,452     214,337
                             ============  ===========   ======    ======    ======    ======   =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2011

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, they may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective December 2, 2011, the Federated Insurance Series -- Federated Capital Income Fund II changed its name to Federated Insurance Series -- Federated Managed Volatility Fund II.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2 Fund.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 Fund.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares Fund changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares Fund.

   On April 29, 2011, DWS Variable Series II -- DWS Strategic Value VIP -- Class B Shares Fund was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares Fund.

   On April 29, 2011, DWS Variable Series II -- DWS Technology VIP -- Class B Shares Fund was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Capital Growth VIP -- Class B Shares Fund.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


   On April 29, 2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Large Cap Growth Fund -- Series I shares Fund was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares Fund.

   Effective November 19, 2010, the Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund -- Service Shares changed its name to the Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

   On July 16, 2010, the Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2 was liquidated and the cash was reinvested in the Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2.

   Effective June 1, 2010, as a result of the sale of the asset management business that advised the Van Kampen family of funds to Invesco Ltd., the assets and liabilities of The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; the assets and liabilities of the Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares; and the assets and liabilities of the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares.

   On April 30, 2010, both Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund -- Service Shares and Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund -- Service Shares were liquidated and the cash was reinvested in Genworth Enhanced International Index Fund -- Service Shares.

   Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, Janus Aspen Series -- Research Core Portfolio -- Institutional Shares, Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 were liquidated on April 30, 2010.

   The Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund -- Institutional Shares on April 30, 2010.

   The JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1 changed its name to JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 effective on
April 30, 2010.

   On April 30, 2010, the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, and the Legg Mason Partners Variable Equity Trust -- Legg Mason Clearbridge Variable Investors Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- Legg Mason Clearbridge Variable Large Cap Value Portfolio -- Class I.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares on April 30, 2010.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares effective April 30, 2010.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


   As a result of an organizational change, effective April 2010, the name of AIM Variable Insurance Funds was changed to AIM Variable Insurance Funds (Invesco Variable Insurance Funds). In addition, references to the names of certain Portfolios of AIM Variable Insurance Funds were changed as follows:

   AIM V.I. Basic Value Fund -- Series II shares was changed to Invesco V.I. Basic Value Fund -- Series II shares;
   AIM V.I. Capital Appreciation Fund -- Series I shares was changed to Invesco V.I. Capital Appreciation Fund -- Series I shares;
   AIM V.I. Capital Development Fund -- Series I shares was changed to Invesco V.I. Captial Development Fund -- Series I shares;
   AIM V.I. Core Equity Fund -- Series I shares was changed to Invesco V.I. Core Equity Fund -- Series I shares;
   AIM V.I. Global Real Estate Fund -- Series II shares was changed to Invesco V.I. Global Real Estate Fund -- Series II shares;
   AIM V.I. Government Securities Fund -- Series I shares was changed to Invesco V.I. Government Securities Fund -- Series I shares;
   AIM V.I. International Growth Fund -- Series II shares was changed to Invesco V.I. International Growth Fund -- Series II shares;
   AIM V.I. Large Cap Growth Fund -- Series I shares was changed to Invesco V.I. Large Cap Growth Fund -- Series I shares;
   AIM V.I. Technology Fund -- Series I shares was changed to Invesco V.I. Technology Fund -- Series I shares; and
   AIM V.I. Utilities Fund -- Series I shares was changed to Invesco V.I. Utilities Fund -- Series I shares.

   On April 30, 2010, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On March 12, 2010, Federated Insurance Series -- Federated Clover Value Fund II -- Primary Shares were liquidated and the cash was reinvested in Federated Capital Appreciation Fund II -- Primary Shares.

   As of December 31, 2011, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2010 through December 31, 2011.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2010 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2011.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2011, and there were no transfers between Level 1 and Level 2 during 2011.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   On September 30, 2011, the Board of Trustees for the Genworth Variable Insurance Trust (the "Trust") voted to terminate operations and liquidate the Portfolios of the Trust subject to shareholder approval of a Plan of Substitution. Under the Plan of Substitution, shares of the Trust Portfolios held in GLAIC separate accounts would be liquidated and substituted

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

for shares of other Portfolios available in GLAIC variable annuity contracts. In a vote held on January 12, 2012, shareholders (i.e., contract owners) voted to approve the Plan of Substitution. The transaction closed on January 27, 2012, at which time all GVIT Portfolio shares were liquidated and assets were transferred to various Portfolios available under GLAIC variable annuity contracts.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2011 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Basic
   Value Fund -- Series
   II shares.............. $   703,228 $ 3,497,293
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........     505,763   2,379,600
  Invesco V.I. Capital
   Development Fund --
   Series I shares........           0          54
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............     739,856   3,167,598
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      57,213      71,231
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................       4,188          92
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................   9,814,235  21,972,934
  Invesco V.I. Large Cap
   Growth Fund -- Series
   I shares...............           2       1,390
  Invesco V.I.
   Technology Fund --
   Series I shares........          22         225
  Invesco V.I. Utilities
   Fund -- Series I
   shares.................         154          24
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series I
   shares.................       1,178          19
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series II
   shares.................     357,355   1,796,268
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......   7,161,859  14,616,195
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............   4,487,408   4,732,979
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................   3,265,309   7,236,176
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................   2,900,145   4,144,195
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...   3,587,730  17,348,992
  AllianceBernstein
   International Value
   Portfolio -- Class B...  23,013,100  21,084,199
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...   1,490,008   4,468,200
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...   8,852,574   9,066,656
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  23,537,938  34,658,955
American Century
  Variable
  Portfolios, Inc.
  VP Income & Growth
   Fund -- Class I........      65,077      96,749
  VP International Fund
   -- Class I.............     250,604     252,428
  VP Ultra(R) Fund --
   Class I................       5,135       8,238
  VP Value Fund -- Class
   I......................       5,624     112,941
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............   3,805,555   3,945,729
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  71,012,603  91,203,133
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......   2,365,031   2,573,353
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................   4,549,096   5,276,745
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.   3,637,177  13,046,034
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................  10,991,060  20,343,144

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- ------------
DWS Variable Series II
  DWS Capital Growth VIP
   -- Class B Shares...... $    13,165 $      1,995
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........      24,434       44,697
  DWS Large Cap Value
   VIP -- Class B Shares..      85,356        5,365
  DWS Strategic Value
   VIP -- Class B Shares..       1,683       85,093
  DWS Technology VIP --
   Class B Shares.........           0       11,946
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........      42,294       59,853
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.   1,074,885      969,773
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................     241,265      429,732
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............  10,296,475   14,423,590
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......     313,761    2,382,913
  Federated High Income
   Bond Fund II --
   Primary Shares.........   6,919,311    9,365,705
  Federated High Income
   Bond Fund II --
   Service Shares.........  16,671,039   20,173,264
  Federated Kaufmann
   Fund II -- Service
   Shares.................  12,654,819   16,438,349
  Federated Managed
   Volatility Fund II.....   1,097,326    1,576,807
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................   2,842,409   12,724,280
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................   1,550,210    5,211,597
  VIP Balanced Portfolio
   -- Service Class 2.....  20,506,978   19,626,427
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................   7,555,366   32,324,252
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................  19,440,197   38,636,265
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................     214,196      696,525
  VIP Equity-Income
   Portfolio -- Initial
   Class..................   5,187,985   22,603,841
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   4,411,298   20,328,771
  VIP Growth & Income
   Portfolio -- Initial
   Class..................   2,601,781    6,014,930
  VIP Growth & Income
   Portfolio -- Service
   Class 2................   1,463,737    4,134,866
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................   1,311,956    2,001,897
  VIP Growth Portfolio
   -- Initial Class.......   3,123,869   13,917,173
  VIP Growth Portfolio
   -- Service Class 2.....   4,869,996    8,809,318
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........   7,724,356    4,989,242
  VIP Mid Cap Portfolio
   -- Initial Class.......         437          291
  VIP Mid Cap Portfolio
   -- Service Class 2.....  13,938,503   44,900,636
  VIP Overseas Portfolio
   -- Initial Class.......   1,533,731    6,293,245
  VIP Value Strategies
   Portfolio -- Service
   Class 2................   4,585,461    5,558,569
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........  73,570,031  153,168,017
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.      41,866       85,724
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........   8,386,898   22,700,820
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........   9,028,912   15,353,519
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........   2,664,447    4,512,892
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........     254,768      322,487
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........   3,187,997    2,627,293
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........   1,425,162    2,795,135

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares...... $    920,628 $  3,697,779
  Income Fund -- Class 1
   Shares.................    7,456,173   12,464,635
  International Equity
   Fund -- Class 1 Shares.      370,571    3,281,719
  Mid-Cap Equity Fund --
   Class 1 Shares.........   11,279,419   24,836,650
  Money Market Fund.......  376,983,899  386,650,067
  Premier Growth Equity
   Fund -- Class 1 Shares.    1,837,685    8,632,925
  Real Estate Securities
   Fund -- Class 1 Shares.   14,270,709   22,965,303
  S&P 500(R) Index Fund...   12,120,396   45,570,112
  Small-Cap Equity Fund
   -- Class 1 Shares......    3,820,675   13,739,057
  Total Return Fund --
   Class 1 Shares.........  110,517,630  206,297,884
  Total Return Fund --
   Class 3 Shares.........   71,592,465  175,920,293
  U.S. Equity Fund --
   Class 1 Shares.........    1,273,834    6,939,807
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares.........    9,688,863   10,562,357
  Genworth Davis NY
   Venture Fund --
   Service Shares.........    6,313,541    4,256,310
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......    9,083,532   10,350,081
  Genworth Enhanced
   International Index
   Fund -- Service Shares.    1,524,032    2,044,702
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................   33,856,268   52,937,380
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.   12,794,280   16,457,088
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........   38,496,041   44,977,734
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.   20,980,049   15,491,130
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...      867,540    2,695,052
  Goldman Sachs Mid Cap
   Value Fund.............    7,375,296   18,580,356
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...    1,034,292    1,515,278
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...      314,217      444,668
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................      121,247      138,558
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...      160,869      149,342
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................      118,719      142,766
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...      135,230      143,417
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...       65,931      107,562
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...           37        3,328
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...      444,481      427,086
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...   12,872,742   23,574,106
  Balanced Portfolio --
   Service Shares.........   24,942,857   42,244,350
  Enterprise Portfolio
   -- Institutional
   Shares.................    1,408,934   12,506,361
  Enterprise Portfolio
   -- Service Shares......    1,673,269    3,298,033
  Flexible Bond
   Portfolio --
   Institutional Shares...    4,720,133    6,696,546
  Forty Portfolio --
   Institutional Shares...    1,461,387   11,598,576
  Forty Portfolio --
   Service Shares.........    8,083,966   15,355,756
  Global Technology
   Portfolio -- Service
   Shares.................    2,418,192    3,900,057
  Janus Portfolio --
   Institutional Shares...    1,461,145   12,410,093
  Janus Portfolio --
   Service Shares.........      209,694    1,222,318
  Overseas Portfolio --
   Institutional Shares...    5,959,211   22,166,274
  Overseas Portfolio --
   Service Shares.........      220,980    4,275,941

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------            ------------ ------------
  Worldwide Portfolio --
   Institutional Shares.. $  1,354,461 $ 12,064,217
  Worldwide Portfolio --
   Service Shares........      591,494    1,576,211
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II..............    2,876,338    3,265,268
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I..    1,137,104      923,724
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II.    1,209,627    2,399,607
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I..      552,446    2,197,764
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I...............    1,220,923    2,392,908
Legg Mason Partners
  Variable Income Trust
  Legg Mason Western
   Asset Variable
   Strategic Bond
   Portfolio -- Class I..    3,089,459    3,805,586
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................      904,166    2,920,685
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      616,102    2,831,458
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........   12,044,717   13,831,682
  MFS(R) Strategic
   Income Series --
   Service Class Shares..       13,158       11,557
  MFS(R) Total Return
   Series -- Service
   Class Shares..........    8,613,493   20,451,228
  MFS(R) Utilities
   Series -- Service
   Class Shares..........    6,724,739   11,121,472
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....    1,136,000    3,412,256
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................    4,556,375    9,991,725
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.    2,665,478    9,379,703
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....      589,345    2,405,388
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....    2,305,545    4,571,717
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........   17,650,567   31,730,146
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....    1,744,744    2,073,204
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........   29,794,358   49,582,583
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........   22,972,341   34,385,575
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....    2,099,968    5,232,168
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................    3,027,498    2,819,011
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   20,384,548   23,989,124
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........      886,870    1,760,321
  High Yield Portfolio
   -- Administrative
   Class Shares..........   32,123,027   47,099,333
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   14,668,079   22,785,549
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   66,737,910   85,499,990
  Total Return Portfolio
   -- Administrative
   Class Shares..........  106,765,875  176,745,315
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..    4,299,059    4,394,705
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............    2,282,407    8,296,598
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............    4,114,170    9,804,947
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................    1,401,504    5,640,229
  Jennison Portfolio --
   Class II Shares.......    1,630,688    1,382,870
  Natural Resources
   Portfolio -- Class II
   Shares................   13,245,361   21,141,826
  SP International
   Growth Portfolio --
   Class II Shares.......           63          947
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares................          269        2,631
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............    3,892,602    1,456,926

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.40% of the daily value of
 (INCLUDING BENEFIT RIDERS)             the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

   Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


  (D) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Trust") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to the Trust. As compensation for its services, GFWM is paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows:
0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. As discussed in note
(2)(f), "Subsequent Events," the Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2011 and 2010 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2011, 2010, 2009, 2008 and 2007 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2011 and were available to contract owners during 2011.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. Basic Value Fund --
   Series II shares
   2011............................ 1.45% to 2.30%   774,885 11.28 to  7.67  8,255    0.58%    (4.79)% to  (5.61)%
   2010............................ 1.45% to 2.30% 1,024,833 11.85 to  8.13 11,426    0.34%      5.40% to    4.49%
   2009............................ 1.45% to 2.30% 1,244,958 11.24 to  7.78 13,225    1.21%     45.60% to   44.34%
   2008............................ 1.45% to 2.30% 1,471,353  7.72 to  5.39 10,642    2.32%   (52.60)% to (53.01)%
   2007............................ 1.45% to 2.30% 1,659,393 16.29 to 11.47 25,722    0.36%    (0.11)% to  (0.98)%
 Invesco V.I. Capital Appreciation
   Fund -- Series I shares
   2011............................ 0.75% to 2.10% 1,400,677  5.89 to  8.32  8,458    0.15%    (8.60)% to  (9.84)%
   2010............................ 0.75% to 2.10% 1,661,457  6.44 to  9.23 11,055    0.72%     14.62% to   13.07%
   2009............................ 0.75% to 2.10% 2,055,902  5.62 to  8.16 12,020    0.62%     20.17% to   18.54%
   2008............................ 0.75% to 2.10% 2,405,091  4.68 to  6.89 11,716    0.00%   (42.92)% to (43.70)%
   2007............................ 0.75% to 2.10% 3,057,845  8.19 to 12.23 25,929    0.00%     11.17% to    9.65%
 Invesco V.I. Capital Development
   Fund -- Series I shares
   2011............................ 0.75% to 0.75%       507 13.00 to 13.00      7    0.00%    (7.85)% to  (7.85)%
   2010............................ 0.75% to 0.75%       507 14.10 to 14.10      7    0.00%     17.89% to   17.89%
   2009............................ 0.75% to 0.75%       507 11.96 to 11.96      6    0.00%     41.30% to   41.30%
   2008............................ 0.75% to 0.75%     2,002  8.47 to  8.47     17    1.66%   (47.42)% to (47.42)%
   2007............................ 0.75% to 0.75%     1,328 16.10 to 16.10     21    3.05%     10.01% to   10.01%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2011............................ 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715    0.93%    (0.81)% to  (2.36)%
   2010............................ 0.75% to 2.30% 1,232,784  9.73 to 10.39 13,194    0.94%      8.73% to    7.04%
   2009............................ 0.75% to 2.30% 1,515,620  8.95 to  9.71 15,053    1.76%     27.34% to   25.35%
   2008............................ 0.75% to 2.30% 1,854,854  7.03 to  7.75 14,617    2.07%   (30.67)% to (31.75)%
   2007............................ 0.75% to 2.30% 2,208,336 10.14 to 11.35 25,386    1.02%      7.30% to    5.62%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2011............................ 1.45% to 2.20%    21,340 11.18 to  6.37    208    3.66%    (8.08)% to  (8.78)%
   2010............................ 1.45% to 2.20%    22,456 12.16 to  6.98    242    4.63%     15.54% to   14.66%
   2009............................ 1.45% to 2.20%    43,366 10.53 to  6.09    396    0.00%     29.20% to   28.21%
   2008............................ 1.45% to 2.20%    47,714  8.15 to  4.75    339   15.03%   (45.52)% to (45.94)%
   2007............................ 1.45% to 2.20%    17,946 14.96 to 11.71    242   10.30%    (7.14)% to  (7.85)%
 Invesco V.I. Government
   Securities Fund -- Series I
   shares
   2011............................ 0.75% to 0.75%       441 16.67 to 16.67      7    1.77%      7.10% to    7.10%
   2010............................ 0.75% to 0.75%       183 15.56 to 15.56      3    7.16%      4.61% to    4.61%
   2009............................ 0.75% to 0.75%       183 14.88 to 14.88      3    4.44%    (0.61)% to  (0.61)%
   2008............................ 0.75% to 0.75%     1,504 14.97 to 14.97     22    4.17%     11.47% to   11.47%
   2007............................ 0.75% to 0.75%     1,558 13.43 to 13.43     21    5.18%      5.54% to    5.54%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                            NET    INVESTMENT
                                  % OF AVERAGE                           ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------- ---------- --------------------
 Invesco V.I. International
   Growth Fund -- Series II
   shares
   2011......................... 1.45% to 2.55% 4,522,712 13.89 to  7.83  47,445   1.18%     (8.34)% to  (9.36)%
   2010......................... 1.45% to 2.55% 5,363,817 15.15 to  8.64  64,184   1.64%      10.98% to    9.74%
   2009......................... 1.45% to 2.55% 6,644,958 13.65 to  7.88  67,967   1.42%      32.96% to   31.47%
   2008......................... 1.45% to 2.55% 6,349,635 10.27 to  5.99  51,090   0.49%    (41.39)% to (42.05)%
   2007......................... 1.45% to 2.55% 5,648,638 17.52 to 10.34  89,441   0.47%      12.75% to    5.07%
 Invesco V.I. Technology Fund
   -- Series I shares
   2011......................... 0.75% to 0.75%     3,191  3.46 to  3.46      11   0.19%     (5.76)% to  (5.76)%
   2010......................... 0.75% to 0.75%     3,227  3.67 to  3.67      12   0.00%      20.39% to   20.39%
   2009......................... 0.75% to 0.75%     3,240  3.05 to  3.05      10   0.00%      56.18% to   56.18%
   2008......................... 0.75% to 0.75%     3,253  1.95 to  1.95       6   0.00%    (44.92)% to (44.92)%
   2007......................... 0.75% to 0.75%     3,184  3.55 to  3.55      11   0.00%       6.89% to    6.89%
 Invesco V.I. Utilities Fund --
   Series I shares
   2011......................... 0.75% to 0.75%       302 11.97 to 11.97       4   3.34%      15.58% to   15.58%
   2010......................... 0.75% to 0.75%       298 10.36 to 10.36       3   3.72%       5.50% to    5.50%
   2009......................... 0.75% to 0.75%       279  9.82 to  9.82       3   4.76%      14.07% to   14.07%
   2008......................... 0.75% to 0.75%       404  8.61 to  8.61       3   3.05%    (32.86)% to (32.86)%
   2007......................... 0.75% to 0.75%       290 12.82 to 12.82       4   2.00%      19.73% to   19.73%
 Invesco Van Kampen V.I.
   Capital Growth Fund --
   Series I shares
   2011(4)...................... 1.45% to 1.45%       117  8.54 to  8.54       1   0.00%    (20.82)% to (20.82)%
 Invesco Van Kampen V.I.
   Capital Growth Fund --
   Series II shares
   2011......................... 1.45% to 2.20%   498,350 13.67 to 11.22   5,710   0.00%     (7.74)% to  (8.45)%
   2010......................... 1.45% to 2.20%   607,306 14.82 to 12.25   7,547   0.00%      17.83% to   16.94%
   2009......................... 1.45% to 2.20%   728,917 12.58 to 10.48   7,696   0.00%      63.24% to   62.00%
   2008......................... 1.45% to 2.20%   768,760  7.71 to  6.47   4,972   0.20%    (49.85)% to (50.24)%
   2007......................... 1.45% to 2.20%   889,144 15.37 to 12.99  11,432   0.00%      14.94% to   14.06%
 Invesco Van Kampen V.I.
   Comstock Fund -- Series II
   shares
   2011......................... 1.45% to 2.55% 3,207,247 14.40 to  7.68  39,325   1.37%     (3.52)% to  (4.60)%
   2010......................... 1.45% to 2.55% 3,775,362 14.93 to  8.05  48,250   0.14%      14.02% to   12.75%
   2009......................... 1.45% to 2.55% 4,892,907 13.09 to  7.14  55,253   4.31%      26.55% to   25.13%
   2008......................... 1.45% to 2.55% 5,740,584 10.35 to  5.70  51,764   2.74%    (36.73)% to (37.44)%
   2007......................... 1.45% to 2.55% 9,721,170 16.35 to  9.12 131,463   1.56%     (3.75)% to (12.88)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Invesco Van Kampen V.I.
   Equity and Income Fund --
   Series II shares
   2011.......................... 1.45% to 2.55%  1,447,561  9.64 to  9.15  13,588   1.75%     (2.73)% to  (3.81)%
   2010.......................... 1.45% to 2.55%  1,478,343  9.91 to  9.51  14,342   1.92%      10.41% to    9.18%
   2009.......................... 1.45% to 2.55%  1,446,343  8.97 to  8.71  12,783   2.83%      20.71% to   19.37%
   2008.......................... 1.45% to 2.55%  1,246,305  7.43 to  7.30   9,170   3.20%    (23.80)% to (24.65)%
   2007.......................... 1.45% to 2.55%    729,990  9.76 to  9.68   7,085   0.59%     (3.59)% to  (4.67)%
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2011.......................... 1.45% to 2.55%  2,344,972  8.93 to  8.51  20,197   2.23%     (4.46)% to  (5.52)%
   2010.......................... 1.45% to 2.55%  2,786,369  9.35 to  9.00  25,232   2.62%       8.70% to    7.49%
   2009.......................... 1.45% to 2.55%  3,039,389  8.60 to  8.38  25,460   0.82%      22.65% to   21.28%
   2008.......................... 1.45% to 2.55%  2,363,636  7.01 to  6.91  16,167   3.18%    (31.22)% to (31.99)%
   2007.......................... 1.45% to 2.55%    724,121 10.19 to 10.15   7,350   0.00%       5.66% to    4.49%
 AllianceBernstein Global
   Thematic Growth Portfolio
   -- Class B
   2011.......................... 1.45% to 2.10%    296,320 12.13 to  8.38   3,257   0.37%    (24.52)% to (25.02)%
   2010.......................... 1.45% to 2.10%    394,801 16.07 to 11.18   5,915   2.17%      16.86% to   16.09%
   2009.......................... 1.45% to 2.10%    506,727 13.75 to  9.63   6,577   0.00%      50.92% to   49.93%
   2008.......................... 1.45% to 2.10%    352,242  9.11 to  6.42   3,098   0.00%    (48.23)% to (48.57)%
   2007.......................... 1.45% to 2.10%    367,210 17.60 to 12.49   6,431   0.00%      18.15% to   17.36%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2011.......................... 1.15% to 2.30%  4,512,491 13.69 to  9.56  52,198   1.11%       4.85% to    3.64%
   2010.......................... 1.15% to 2.30%  5,683,543 13.06 to  9.22  62,977   0.00%      11.50% to   10.21%
   2009.......................... 1.15% to 2.30%  6,922,845 11.71 to  8.37  68,933   3.49%      18.97% to   17.58%
   2008.......................... 1.15% to 2.30%  8,422,022  9.84 to  7.12  70,944   4.34%    (41.38)% to (42.06)%
   2007.......................... 1.15% to 2.30% 10,474,263 16.79 to 12.28 151,327   1.54%       3.65% to    2.44%
 AllianceBernstein International
   Value Portfolio -- Class B
   2011.......................... 1.45% to 2.55% 10,820,026  8.34 to  4.67  66,148   3.98%    (20.60)% to (21.49)%
   2010.......................... 1.45% to 2.55% 10,331,067 10.51 to  5.95  81,554   2.85%       2.79% to    1.64%
   2009.......................... 1.45% to 2.55% 11,097,457 10.22 to  5.86  87,523   1.12%      32.41% to   30.93%
   2008.......................... 1.45% to 2.55% 11,076,363  7.72 to  4.47  68,474   2.08%    (53.96)% to (54.48)%
   2007.......................... 1.45% to 2.55% 12,061,917 16.77 to  9.83 180,154   2.45%       4.04% to  (2.59)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2011.......................... 1.45% to 2.30%  1,651,187 12.53 to  9.36  11,456   0.09%     (5.15)% to  (5.96)%
   2010.......................... 1.45% to 2.30%  2,031,713 13.21 to  9.95  14,888   0.28%       8.24% to    7.31%
   2009.......................... 1.45% to 2.30%  2,483,124 12.21 to  9.27  16,764   0.00%      35.12% to   33.95%
   2008.......................... 1.45% to 2.30%  2,968,259  9.03 to  6.92  14,864   0.00%    (40.69)% to (41.21)%
   2007.......................... 1.45% to 2.30%  3,521,483 15.23 to 11.77  29,206   0.00%      11.96% to   10.99%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2011.......................... 1.45% to 1.95%  1,584,521 10.92 to 10.61  17,205   0.00%       2.69% to    2.17%
   2010.......................... 1.45% to 2.30%  1,559,796 10.63 to 10.21  16,698   0.00%      34.61% to   33.45%
   2009.......................... 1.45% to 2.20%    725,939  7.90 to  7.68   5,848   0.00%      39.23% to   38.18%
   2008.......................... 1.45% to 2.20%    791,595  5.67 to  5.56   4,590   0.00%    (46.41)% to (46.82)%
   2007.......................... 1.45% to 1.70%  1,047,111 10.59 to 10.19  11,344   0.00%      12.04% to   11.75%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2011.......................... 1.45% to 2.55%  6,534,567 12.93 to 12.09  81,354   4.03%      10.13% to    8.90%
   2010.......................... 1.45% to 2.55%  7,721,667 11.74 to 11.10  87,434   1.66%       3.57% to    2.42%
   2009.......................... 1.45% to 2.55% 11,759,735 11.34 to 10.84 128,852   1.88%       8.64% to    7.43%
   2008.......................... 1.45% to 2.55%  8,364,576 10.44 to 10.09  84,952   1.46%     (3.03)% to  (4.11)%
   2007.......................... 1.45% to 2.30%    387,959 10.76 to 10.61   4,157   4.68%       7.91% to    6.98%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2011.......................... 1.45% to 2.05%      6,420 13.84 to  9.66      74   1.53%       1.62% to    1.00%
   2010.......................... 1.45% to 2.05%      9,392 13.62 to  9.56     102   1.46%      12.49% to   11.81%
   2009.......................... 1.45% to 2.05%     14,396 12.11 to  8.55     150   4.35%      16.39% to   15.68%
   2008.......................... 1.45% to 2.05%     10,530 10.40 to  7.39      88   2.00%    (35.54)% to (35.93)%
   2007.......................... 1.45% to 2.05%      9,983 16.14 to 11.54     132   1.83%     (1.52)% to  (2.13)%
 VP International Fund --
   Class I
   2011.......................... 1.45% to 2.20%     91,147 15.82 to  7.25   1,031   1.38%    (13.32)% to (13.98)%
   2010.......................... 1.45% to 2.20%     88,669 18.25 to  8.42   1,174   2.18%      11.65% to   10.80%
   2009.......................... 1.45% to 2.20%    181,662 16.35 to  7.60   2,038   2.24%      31.83% to   30.82%
   2008.......................... 1.45% to 2.20%    222,588 12.40 to  5.81   1,908   0.80%    (45.62)% to (46.04)%
   2007.......................... 1.45% to 2.20%    205,260 22.80 to 12.42   3,331   0.58%      16.34% to   15.45%
 VP Ultra(R) Fund -- Class I
   2011.......................... 1.45% to 2.05%      5,004 12.84 to 10.09      54   0.00%     (0.40)% to  (1.00)%
   2010.......................... 1.45% to 2.05%      5,168 12.89 to 10.19      56   0.55%      14.40% to   13.71%
   2009.......................... 1.45% to 2.05%      6,963 11.27 to  8.96      68   0.25%      32.53% to   31.72%
   2008.......................... 1.45% to 2.05%      6,048  8.50 to  6.81      43   0.00%    (42.33)% to (42.68)%
   2007.......................... 1.45% to 2.05%      4,990 14.74 to 11.87      62   0.00%      19.25% to   18.52%
 VP Value Fund -- Class I
   2011.......................... 1.45% to 1.45%      6,844 15.02 to 15.02     103   2.01%     (0.45)% to  (0.45)%
   2010.......................... 1.45% to 1.45%     14,013 15.09 to 15.09     211   2.23%      11.78% to   11.78%
   2009.......................... 1.45% to 2.05%     14,765 13.50 to  9.60     197   5.51%      18.13% to   17.41%
   2008.......................... 1.45% to 2.10%     16,009 11.43 to  7.43     176   7.26%    (27.84)% to (28.32)%
   2007.......................... 1.45% to 2.10%     14,003 15.84 to 10.37     212   6.30%     (6.52)% to  (7.14)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
BlackRock Variable Series
  Funds, Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2011.......................... 1.45% to 2.30%  1,185,080 11.24 to 10.15  12,240    1.56%    (4.19)% to  (5.01)%
   2010.......................... 1.45% to 2.30%  1,177,535 11.73 to 10.69  12,848    1.47%     10.88% to    9.93%
   2009.......................... 1.45% to 2.30%  1,087,566 10.58 to  9.73  10,705    1.87%     28.97% to   27.86%
   2008.......................... 1.45% to 2.30%  1,119,238  8.20 to  7.61   8,865    2.10%   (37.82)% to (38.36)%
   2007.......................... 1.45% to 2.30%  1,229,722 13.19 to 12.34  16,049    2.41%      0.05% to  (0.82)%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2011.......................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130    2.18%    (5.03)% to  (6.09)%
   2010.......................... 1.45% to 2.55% 43,089,284 14.90 to 10.78 503,674    1.12%      8.17% to    6.96%
   2009.......................... 1.45% to 2.55% 42,888,160 13.78 to 10.08 466,813    2.02%     19.16% to   17.83%
   2008.......................... 1.45% to 2.55% 37,014,846 11.56 to  8.55 343,978    2.67%   (20.84)% to (21.72)%
   2007.......................... 1.45% to 2.55% 20,599,329 14.61 to 10.93 265,528    5.93%     15.05% to   14.10%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2011.......................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167    0.64%      0.84% to    0.44%
   2010.......................... 1.45% to 1.85%    311,276 10.94 to 10.65   3,386    0.45%     13.43% to   12.97%
   2009.......................... 1.45% to 2.10%    316,268  9.64 to  9.29   3,034    0.38%     24.79% to   23.97%
   2008.......................... 1.45% to 2.10%    310,603  7.73 to  7.49   2,390    0.26%   (41.75)% to (42.14)%
   2007.......................... 1.45% to 2.10%    245,703 13.27 to 12.95   3,246    0.06%      6.49% to    5.79%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2011.......................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742    0.21%    (4.02)% to  (4.85)%
   2010.......................... 1.45% to 2.30%    897,173 12.34 to 10.26  10,786    0.64%     26.45% to   25.36%
   2009.......................... 1.45% to 2.30%    554,479  9.76 to  8.18   5,196    0.61%     26.21% to   25.12%
   2008.......................... 1.45% to 2.30%    582,155  7.73 to  6.54   4,345    3.25%   (41.08)% to (41.59)%
   2007.......................... 1.45% to 2.30%    575,082 13.12 to 11.20   7,408    5.34%    (2.59)% to  (3.43)%
Columbia Funds Variable
  Insurance Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2011.......................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613    0.29%    (4.05)% to  (4.87)%
   2010.......................... 1.45% to 2.30%  2,739,466 15.75 to 11.00  38,736    0.12%     19.79% to   18.76%
   2009.......................... 1.45% to 2.30%  3,064,123 13.15 to  9.26  36,308    0.78%     24.83% to   23.75%
   2008.......................... 1.45% to 2.30%  3,282,592 10.53 to  7.49  32,303    0.31%   (40.33)% to (40.84)%
   2007.......................... 1.45% to 2.30%  4,177,012 17.65 to 12.65  71,729    0.08%     15.76% to   14.76%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund --
   Class 2
   2011.......................... 1.45% to 2.55%  5,218,552 16.58 to  6.90  55,303    0.78%   (17.40)% to (18.32)%
   2010.......................... 1.45% to 2.55%  5,532,824 20.08 to  8.44  75,805    0.68%     12.08% to   10.83%
   2009.......................... 1.45% to 2.55%  6,441,360 17.91 to  7.62  78,350    1.88%     35.95% to   34.43%
   2008.......................... 1.45% to 2.55%  6,825,330 13.18 to  5.67  64,646   10.70%   (49.24)% to (49.80)%
   2007.......................... 1.45% to 2.55%  6,718,136 25.96 to 11.29 141,978    1.86%     17.93% to   19.81%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Capital Growth VIP --
   Class B Shares
   2011(4)........................ 1.45% to 1.50%     1,126  8.80 to  8.80     10    0.00%   (17.29)% to (17.33)%
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2011........................... 1.45% to 2.05%     4,312 21.04 to 11.49     86    0.61%    (7.69)% to  (8.25)%
   2010........................... 1.45% to 2.05%     5,084 22.79 to 12.52    111    0.80%     20.89% to   20.15%
   2009........................... 1.45% to 2.05%     4,256 18.85 to 10.42     73    1.63%     27.41% to   26.63%
   2008........................... 1.45% to 2.05%     4,267 14.80 to  8.23     59   10.33%   (34.64)% to (35.04)%
   2007........................... 1.45% to 2.05%     4,211 22.64 to 12.66     89    3.79%      1.17% to    0.55%
 DWS Large Cap Value VIP --
   Class B Shares
   2011(4)........................ 1.45% to 2.05%     8,090  9.14 to  9.11     74    0.00%   (12.44)% to (12.97)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2011........................... 1.45% to 2.05%     5,636 15.81 to 10.44     87    0.54%    (1.06)% to  (1.66)%
   2010........................... 1.45% to 2.05%     6,928 15.98 to 10.62    103    0.96%     25.26% to   24.49%
   2009........................... 1.45% to 2.05%     7,278 12.76 to  8.53     86    1.37%     33.54% to   32.73%
   2008........................... 1.45% to 2.05%     9,473  9.56 to  6.43     86    7.20%   (41.29)% to (41.64)%
   2007........................... 1.45% to 2.05%     9,176 16.27 to 11.01    144    2.47%      0.02% to  (0.59)%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2011........................... 1.45% to 2.05%    72,669 10.27 to  9.98    737    0.01%    (1.44)% to  (2.04)%
   2010........................... 1.45% to 2.05%    60,971 10.42 to 10.18    632    0.01%    (1.44)% to  (2.04)%
   2009........................... 1.45% to 2.20%    45,268 10.57 to  9.98    473    0.15%    (1.32)% to  (2.08)%
   2008........................... 1.45% to 2.05%    75,117 10.72 to 10.60    798    2.24%      1.05% to    0.44%
   2007........................... 1.45% to 2.20%    60,564 10.61 to 10.43    638    4.32%      3.30% to    2.51%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2011........................... 1.45% to 2.05%   566,457 14.02 to 11.11  3,828    0.89%    (0.56)% to  (1.16)%
   2010........................... 1.50% to 2.05%   597,064  6.69 to 11.24  4,013    0.85%     13.09% to   12.46%
   2009........................... 1.50% to 2.05%   612,680  5.92 to 10.00  3,642    0.96%     31.75% to   31.01%
   2008........................... 1.50% to 2.05%   668,346  4.49 to  7.63  3,015    0.76%   (35.41)% to (35.77)%
   2007........................... 1.50% to 2.05%   723,086  6.95 to 11.88  5,055    0.54%      6.16% to    5.56%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2011........................... 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501    4.22%      1.06% to  (0.06)%
   2010........................... 1.45% to 2.55% 2,710,733 12.03 to 10.37 32,192    4.17%      7.54% to    6.34%
   2009........................... 1.45% to 2.55% 5,811,349 11.18 to  9.75 62,369    4.81%     42.22% to   40.63%
   2008........................... 1.45% to 2.55% 5,262,454  7.86 to  6.93 39,804    5.63%   (28.19)% to (28.99)%
   2007........................... 1.45% to 2.55% 6,162,498 10.95 to  9.77 65,664    5.83%      0.14% to  (3.46)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                            NET    INVESTMENT
                                   % OF AVERAGE                           ASSETS    INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------- ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2011.......................... 1.15% to 1.60% 1,004,660 10.10 to 10.01  10,089    0.74%    (6.38)% to  (6.80)%
   2010(4)....................... 1.15% to 1.60% 1,194,955 10.78 to 10.74  12,856    0.00%      9.78% to    9.29%
 Federated High Income Bond
   Fund II -- Primary Shares
   2011.......................... 1.15% to 1.60% 1,082,614 27.38 to 16.06  22,866    8.97%      3.96% to    3.49%
   2010.......................... 1.15% to 1.60% 1,297,630 26.34 to 15.52  26,334    8.25%     13.41% to   12.90%
   2009.......................... 1.15% to 1.60% 1,496,563 23.22 to 13.75  26,825   10.21%     51.09% to   50.41%
   2008.......................... 1.15% to 1.60% 1,467,058 15.37 to  9.14  17,443   10.25%   (26.85)% to (27.18)%
   2007.......................... 1.15% to 1.60% 2,067,050 21.01 to 12.55  33,363    8.24%      2.23% to    1.77%
 Federated High Income Bond
   Fund II -- Service Shares
   2011.......................... 1.45% to 2.30% 2,063,018 17.00 to 13.56  34,906    8.96%      3.40% to    2.52%
   2010.......................... 1.45% to 2.30% 2,419,205 16.44 to 13.23  39,664    7.87%     12.73% to   11.75%
   2009.......................... 1.45% to 2.30% 2,322,730 14.59 to 11.84  33,936    9.28%     50.27% to   48.97%
   2008.......................... 1.45% to 2.30% 2,234,174  9.71 to  7.94  21,881    9.67%   (27.17)% to (27.80)%
   2007.......................... 1.45% to 2.30% 2,825,333 13.33 to 11.00  38,240    7.57%      1.68% to    0.80%
 Federated Kaufmann Fund II --
   Service Shares
   2011.......................... 1.45% to 2.55% 5,911,389 15.88 to  7.64  59,382    0.87%   (14.74)% to (15.69)%
   2010.......................... 1.45% to 2.55% 5,947,890 18.62 to  9.06  72,506    0.00%     16.04% to   14.75%
   2009.......................... 1.45% to 2.55% 4,895,409 16.05 to  7.90  56,115    0.00%     27.23% to   25.81%
   2008.......................... 1.45% to 2.55% 4,812,138 12.61 to  6.28  45,845    2.98%   (42.75)% to (43.39)%
   2007.......................... 1.45% to 2.10% 2,613,449 22.03 to 15.47  56,888    1.73%     18.87% to   18.08%
 Federated Managed Volatility
   Fund II
   2011.......................... 1.15% to 1.60%   540,001 20.21 to 10.00   8,295    3.93%      3.57% to    3.10%
   2010.......................... 1.15% to 1.60%   588,797 19.52 to  9.70   8,732    6.28%     10.80% to   10.30%
   2009.......................... 1.15% to 1.60%   721,714 17.61 to  8.79   9,640    6.32%     26.80% to   26.23%
   2008.......................... 1.15% to 1.60%   855,909 13.89 to  6.96   9,050    6.06%   (21.30)% to (21.65)%
   2007.......................... 1.15% to 1.60% 1,088,722 17.65 to  8.89  14,801    5.30%      2.83% to    2.37%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio
   -- Initial Class
   2011.......................... 1.15% to 1.60% 1,999,658 36.87 to 12.05  61,909    1.86%    (3.68)% to  (4.11)%
   2010.......................... 1.15% to 1.60% 2,414,469 38.28 to 12.56  74,847    2.15%     12.95% to   12.44%
   2009.......................... 1.15% to 1.60% 2,680,632 33.89 to 11.17  75,497    2.53%     27.63% to   27.05%
   2008.......................... 1.15% to 1.60% 3,076,370 26.55 to  8.79  68,001    8.71%   (29.54)% to (29.86)%
   2007.......................... 1.15% to 1.60% 3,723,741 37.69 to 12.54 116,426    6.07%     14.17% to   13.65%
 VIP Asset Manager/SM/ Portfolio
   -- Service Class 2
   2011.......................... 1.45% to 2.30% 1,243,753 12.15 to 11.22  14,615    2.06%    (4.22)% to  (5.05)%
   2010.......................... 1.45% to 2.30% 1,538,516 12.68 to 11.82  18,958    1.90%     12.31% to   11.34%
   2009.......................... 1.45% to 2.30% 1,751,372 11.29 to 10.62  19,260    2.18%     26.89% to   25.80%
   2008.......................... 1.45% to 2.30% 1,874,666  8.90 to  8.44  16,286    8.68%   (29.94)% to (30.54)%
   2007.......................... 1.45% to 2.30% 2,179,780 12.70 to 12.15  27,112    5.77%     13.50% to   12.51%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Balanced Portfolio --
   Service Class 2
   2011......................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%     (5.22)% to  (6.27)%
   2010......................... 1.45% to 2.55%  6,779,387 11.47 to  9.97  73,820   2.10%      16.05% to   14.76%
   2009......................... 1.45% to 2.55%  6,966,166  9.88 to  8.69  65,552   2.15%      36.32% to   34.80%
   2008......................... 1.45% to 2.55%  6,416,955  7.25 to  6.45  44,795   2.82%    (35.10)% to (35.83)%
   2007......................... 1.45% to 2.55%  5,076,686 11.17 to 10.05  55,928   4.40%       7.13% to    0.71%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2011......................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%     (3.64)% to  (4.08)%
   2010......................... 1.15% to 1.60%  6,064,325 44.04 to 14.64 153,099   1.25%      15.87% to   15.35%
   2009......................... 1.15% to 1.60%  7,029,385 38.01 to 12.70 154,027   1.38%      34.15% to   33.54%
   2008......................... 1.15% to 1.60%  8,530,894 28.33 to  9.51 138,791   0.98%    (43.18)% to (43.43)%
   2007......................... 1.15% to 1.60% 11,817,273 49.86 to 16.81 328,218   4.97%      16.23% to   15.70%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2011......................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%     (4.19)% to  (5.26)%
   2010......................... 1.45% to 2.55%  9,949,015 17.84 to  9.21 139,185   1.02%      15.23% to   13.95%
   2009......................... 1.45% to 2.55% 11,477,898 15.48 to  8.09 139,161   1.18%      33.50% to   32.01%
   2008......................... 1.45% to 2.55% 12,610,294 11.59 to  6.13 116,786   0.73%    (43.52)% to (44.16)%
   2007......................... 1.45% to 2.55% 16,932,022 20.53 to 10.97 274,264   5.67%      15.59% to   14.76%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2011......................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%     (4.17)% to  (4.56)%
   2010......................... 1.45% to 1.95%    181,993 14.92 to  9.41   2,572   0.22%      16.28% to   15.69%
   2009......................... 1.45% to 1.85%    193,075 12.83 to 10.02   2,427   0.02%      33.82% to   33.28%
   2008......................... 1.45% to 1.85%    250,019  9.59 to  7.52   2,364   0.47%    (42.20)% to (42.43)%
   2007......................... 1.45% to 2.10%    260,341 16.59 to 12.94   4,276   5.22%       5.17% to    4.48%
 VIP Equity-Income Portfolio --
   Initial Class
   2011......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%     (0.19)% to  (0.64)%
   2010......................... 1.15% to 1.60%  4,305,594 52.72 to 10.79 119,423   1.75%      13.83% to   13.31%
   2009......................... 1.15% to 1.60%  5,178,909 46.32 to  9.52 124,098   2.22%      28.71% to   28.13%
   2008......................... 1.15% to 1.60%  6,098,804 35.98 to  7.43 115,268   2.23%    (43.32)% to (43.57)%
   2007......................... 1.15% to 1.60%  8,518,838 63.48 to 13.17 273,498   2.12%       0.36% to  (0.10)%
 VIP Equity-Income Portfolio --
   Service Class 2
   2011......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%     (0.80)% to  (1.91)%
   2010......................... 1.45% to 2.55%  5,873,275 13.83 to  7.41  68,868   1.53%      13.25% to   11.99%
   2009......................... 1.45% to 2.55%  6,978,010 12.21 to  6.61  72,555   2.02%      28.00% to   26.57%
   2008......................... 1.45% to 2.55%  8,189,010  9.54 to  5.23  66,612   1.67%    (43.64)% to (44.27)%
   2007......................... 1.45% to 2.55% 12,128,789 16.93 to  9.38 170,977   2.31%     (0.20)% to  (9.14)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET    INVESTMENT
                                    % OF AVERAGE                           ASSETS    INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------- ---------- --------------------
 VIP Growth & Income Portfolio
   -- Initial Class
   2011........................... 0.75% to 1.60% 1,851,869 10.74 to  9.39  23,428   1.72%       0.85% to  (0.01)%
   2010........................... 0.75% to 1.60% 2,095,446 10.65 to  9.39  26,763   0.69%      14.01% to   13.04%
   2009........................... 0.75% to 1.60% 2,448,623  9.34 to  8.31  27,458   1.04%      26.25% to   25.17%
   2008........................... 0.75% to 1.60% 2,945,542  7.40 to  6.64  26,128   3.31%    (42.14)% to (42.63)%
   2007........................... 0.75% to 1.60% 3,891,828 12.79 to 11.57  59,736   4.74%      11.28% to   10.33%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2011........................... 1.45% to 1.95% 1,371,950 12.49 to 10.63  13,548   1.47%     (0.11)% to  (0.61)%
   2010........................... 1.45% to 2.20% 1,632,649 12.50 to 10.55  16,233   0.46%      12.89% to   12.03%
   2009........................... 1.45% to 2.20% 1,891,358 11.08 to  9.41  16,711   0.84%      25.17% to   24.22%
   2008........................... 1.45% to 2.20% 2,093,064  8.85 to  7.58  14,964   3.03%    (42.74)% to (43.18)%
   2007........................... 1.45% to 2.20% 2,598,880 15.45 to 13.34  32,268   4.23%      10.23% to    9.38%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2011........................... 0.75% to 1.60%   893,331  8.94 to  7.39   8,842   0.16%       1.53% to    0.67%
   2010........................... 0.75% to 1.60%   936,955  8.81 to  7.34   9,337   0.20%      22.81% to   21.76%
   2009........................... 0.75% to 1.60% 1,190,728  7.17 to  6.03   9,553   0.48%      44.76% to   43.52%
   2008........................... 0.75% to 1.60% 1,296,531  4.95 to  4.20   7,395   0.38%    (55.36)% to (55.74)%
   2007........................... 0.75% to 1.60% 1,631,250 11.10 to  9.49  20,620   0.00%      22.25% to   21.21%
 VIP Growth Portfolio -- Initial
   Class
   2011........................... 1.15% to 1.60% 2,679,282 54.71 to  8.66  61,236   0.35%     (0.95)% to  (1.39)%
   2010........................... 1.15% to 1.60% 3,132,022 55.23 to  8.78  71,983   0.60%      22.75% to   22.19%
   2009........................... 1.15% to 1.60% 3,692,954 45.00 to  7.19  68,484   0.52%      26.81% to   26.24%
   2008........................... 1.15% to 1.60% 4,359,533 35.48 to  5.70  63,332   0.75%    (47.78)% to (48.01)%
   2007........................... 1.15% to 1.60% 5,632,081 67.95 to 10.95 152,421   0.93%      25.50% to   24.93%
 VIP Growth Portfolio -- Service
   Class 2
   2011........................... 1.45% to 2.30% 2,567,808 13.58 to 10.31  19,928   0.51%     (1.48)% to  (2.33)%
   2010........................... 1.45% to 2.30% 2,923,278 13.79 to 10.55  23,680   0.36%      22.07% to   21.02%
   2009........................... 1.45% to 2.30% 4,006,232 11.30 to  8.72  26,119   0.30%      26.11% to   25.02%
   2008........................... 1.45% to 2.30% 4,302,622  8.96 to  6.98  22,606   0.53%    (48.07)% to (48.52)%
   2007........................... 1.45% to 2.30% 6,163,722 17.25 to 13.55  60,377   0.46%      24.81% to   23.73%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2011........................... 1.45% to 2.55% 1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
   2010........................... 1.45% to 2.55% 1,168,158 11.60 to 11.14  13,488   4.28%       5.99% to    4.81%
   2009........................... 1.45% to 2.55% 1,247,865 10.95 to 10.63  13,610   8.49%      13.80% to   12.53%
   2008........................... 1.45% to 2.55%   657,573  9.62 to  9.44   6,309   3.67%     (4.86)% to  (5.92)%
   2007........................... 1.45% to 2.55% 2,814,213 10.11 to 10.04  28,348   0.11%       1.68% to    0.55%
 VIP Mid Cap Portfolio -- Initial
   Class
   2011........................... 0.75% to 0.75%     1,514 23.12 to 23.12      35   0.43%    (11.28)% to (11.28)%
   2010........................... 0.75% to 0.75%     1,503 26.06 to 26.06      39   0.70%      27.87% to   27.87%
   2009........................... 0.75% to 0.75%     1,505 20.38 to 20.38      31   1.23%      39.04% to   39.04%
   2008........................... 0.75% to 0.75%     1,526 14.66 to 14.66      22   4.89%    (39.90)% to (39.90)%
   2007........................... 0.75% to 0.75%     1,510 24.39 to 24.39      37   1.98%      14.76% to   14.76%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2011......................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950    0.02%   (11.88)% to (13.12)%
   2010......................... 1.15% to 2.55%  6,200,645 26.64 to 10.59 142,397    0.45%     27.09% to   25.30%
   2009......................... 1.15% to 2.55%  7,021,421 20.96 to  8.45 126,986    0.95%     38.14% to   36.19%
   2008......................... 1.15% to 2.55%  8,183,271 15.17 to  6.21 108,557    5.01%   (40.30)% to (41.15)%
   2007......................... 1.15% to 2.55% 11,272,676 25.42 to 10.55 245,529    0.61%     14.00% to    8.25%
 VIP Overseas Portfolio --
   Initial Class
   2011......................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127    1.51%   (17.78)% to (18.49)%
   2010......................... 0.75% to 1.60%  1,464,943 11.17 to 12.03  32,074    1.55%     12.27% to   11.31%
   2009......................... 0.75% to 1.60%  1,723,772  9.95 to 10.81  33,424    2.42%     25.58% to   24.51%
   2008......................... 0.75% to 1.60%  2,093,149  7.93 to  8.68  32,712    4.84%   (44.23)% to (44.70)%
   2007......................... 0.75% to 1.60%  3,101,660 14.21 to 15.70  83,245    3.26%     16.43% to   15.43%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2011......................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058    0.70%   (10.35)% to (10.94)%
   2010......................... 1.45% to 2.20%    371,208 12.52 to 12.32   4,563    0.24%     24.51% to   23.56%
   2009......................... 1.45% to 2.20%    410,826 10.05 to  9.97   4,067    0.39%     54.87% to   53.69%
   2008......................... 1.45% to 2.20%    351,190  6.49 to  6.49   2,239   16.40%   (51.99)% to (52.36)%
   2007......................... 1.45% to 2.20%    519,733 13.52 to 13.61   7,000    7.08%      3.90% to    3.11%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2011......................... 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783    5.75%      0.90% to  (0.22)%
   2010......................... 1.45% to 2.55% 59,506,030 12.75 to  9.57 679,174    6.66%     11.04% to    9.80%
   2009......................... 1.45% to 2.55% 67,401,493 11.49 to  8.72 697,292    8.22%     33.63% to   32.14%
   2008......................... 1.45% to 2.55% 78,783,169  8.60 to  6.60 613,811    6.16%   (30.68)% to (31.45)%
   2007......................... 1.45% to 2.55% 66,144,724 12.40 to  9.63 770,026    3.52%      2.24% to  (5.51)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2011......................... 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
   2010......................... 1.45% to 2.05%     30,856 13.22 to 10.42     396    0.83%      9.97% to    9.30%
   2009......................... 1.45% to 2.05%     34,602 12.02 to  9.53     405    1.37%     27.85% to   27.07%
   2008......................... 1.45% to 2.10%     47,853  9.40 to  7.13     421    3.89%   (35.48)% to (35.91)%
   2007......................... 1.45% to 2.10%     55,794 14.57 to 11.12     773    0.96%      4.68% to    3.99%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2011......................... 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
   2010......................... 1.45% to 2.55% 14,297,304  8.74 to  8.42 122,162    2.04%      8.66% to    7.44%
   2009......................... 1.45% to 2.55% 16,220,852  8.05 to  7.84 128,206    2.43%     28.36% to   26.93%
   2008......................... 1.45% to 2.55% 19,310,673  6.27 to  6.17 119,562    2.47%   (36.80)% to (37.51)%
   2007......................... 1.45% to 2.55%  7,409,045  9.92 to  9.88  73,235    0.00%    (2.35)% to  (3.43)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Mutual Shares Securities Fund --
   Class 2 Shares
   2011........................... 1.45% to 2.55% 6,183,615 14.19 to  7.53 59,135    2.37%    (2.47)% to  (3.56)%
   2010........................... 1.45% to 2.55% 6,805,503 14.55 to  7.80 67,378    1.41%      9.58% to    8.36%
   2009........................... 1.45% to 2.55% 9,715,017 13.28 to  7.20 86,585    2.00%     24.22% to   22.83%
   2008........................... 1.45% to 2.55% 8,492,581 10.69 to  5.86 62,754    2.82%   (38.02)% to (38.72)%
   2007........................... 1.45% to 2.45% 2,155,502 17.24 to 10.95 32,728    2.54%      1.97% to    0.93%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2011........................... 1.15% to 1.60%   817,020 11.73 to 11.36  9,374    1.95%   (11.47)% to (11.87)%
   2010........................... 0.75% to 1.60%   967,215 13.58 to 12.89 12,580    2.09%      7.86% to    6.94%
   2009........................... 1.15% to 1.60%   975,796 12.33 to 12.06 11,847    3.67%     35.76% to   35.15%
   2008........................... 1.15% to 1.60% 1,036,669  9.08 to  8.92  9,298    3.61%   (40.93)% to (41.19)%
   2007........................... 1.15% to 1.60% 1,436,982 15.38 to 15.17 21,881    2.41%     14.45% to   13.93%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2011........................... 1.45% to 2.20%   103,850 16.92 to  7.70  1,285    1.67%   (11.93)% to (12.60)%
   2010........................... 1.45% to 2.20%   105,029 19.21 to  8.81  1,516    1.82%      6.84% to    6.02%
   2009........................... 1.45% to 2.20%   187,539 17.98 to  8.31  2,340    3.61%     35.06% to   34.03%
   2008........................... 1.45% to 2.20%   225,892 13.31 to  6.20  2,069    3.38%   (41.24)% to (41.69)%
   2007........................... 1.45% to 2.20%   249,489 22.66 to 12.18  3,919    2.07%     13.77% to   12.90%
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2011........................... 1.15% to 1.40%   748,067 16.49 to 16.20 12,165    5.66%    (1.75)% to  (1.99)%
   2010........................... 1.15% to 1.40%   758,389 16.78 to 16.53 12,576    1.62%     13.39% to   13.11%
   2009........................... 1.15% to 1.40%   715,736 14.80 to 14.62 10,490   13.68%     17.61% to   17.32%
   2008........................... 1.15% to 1.40%   663,426 12.59 to 12.46  8,285    3.90%      5.24% to    4.97%
   2007........................... 1.15% to 1.40%   631,687 11.96 to 11.87  7,506    2.82%      9.99% to    9.71%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2011........................... 1.45% to 2.20% 1,512,777  7.94 to  7.61 11,548    1.34%    (8.32)% to  (9.02)%
   2010........................... 1.45% to 2.30% 1,659,655  8.67 to  8.32 13,883    1.31%      5.84% to    4.93%
   2009........................... 1.45% to 2.30% 1,841,714  8.19 to  7.93 14,636    3.14%     29.20% to   28.09%
   2008........................... 1.45% to 2.30% 1,858,179  6.34 to  6.19 11,612    1.95%   (43.16)% to (43.65)%
   2007........................... 1.45% to 2.30% 1,853,602 11.15 to 10.99 20,635    1.63%      0.86% to  (0.02)%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2011........................... 1.45% to 2.10% 1,273,957 14.42 to 11.24 14,328    0.81%    (3.02)% to  (3.66)%
   2010........................... 1.45% to 2.10% 1,504,763 14.87 to 11.67 17,447    1.33%      9.96% to    9.23%
   2009........................... 1.45% to 2.10% 1,832,169 13.52 to 10.69 19,332    1.17%     23.58% to   22.77%
   2008........................... 1.45% to 2.10% 2,144,377 10.94 to  8.70 18,360    1.19%   (33.91)% to (34.35)%
   2007........................... 1.45% to 2.10% 2,660,460 16.56 to 13.26 34,479    1.86%      8.49% to    7.77%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Income Fund -- Class 1 Shares
   2011......................... 0.75% to 2.35%  3,247,690 16.21 to 11.35  45,800   4.07%       6.40% to    4.69%
   2010......................... 0.75% to 2.35%  3,707,548 15.23 to 10.84  49,438   3.08%       6.76% to    5.04%
   2009......................... 0.75% to 2.45%  4,285,246 14.27 to 10.28  53,853   3.99%       7.07% to    5.24%
   2008......................... 0.75% to 2.45%  5,291,139 13.32 to  9.77  62,745   4.71%     (5.82)% to  (7.44)%
   2007......................... 0.75% to 2.45%  6,715,364 14.15 to 10.55  85,776   5.58%       4.04% to    2.25%
 International Equity Fund --
   Class 1 Shares
   2011......................... 0.75% to 1.60%    752,289  8.55 to  9.16   8,766   0.61%    (17.61)% to (18.32)%
   2010......................... 0.75% to 1.60%    943,260 10.38 to 11.22  13,589   0.71%       4.07% to    3.18%
   2009......................... 0.75% to 1.60%  1,194,446  9.97 to 10.87  16,530   1.70%      26.72% to   25.64%
   2008......................... 0.75% to 1.60%  1,486,729  7.87 to  8.65  16,185   4.26%    (46.24)% to (46.70)%
   2007......................... 0.75% to 1.60%  2,264,296 14.64 to 16.23  46,012   1.87%      22.05% to   21.00%
 Mid-Cap Equity Fund --
   Class 1 Shares
   2011......................... 0.75% to 2.55%  3,325,404 18.86 to  9.37  63,324   0.11%     (9.03)% to (10.68)%
   2010......................... 0.75% to 2.55%  4,173,523 20.74 to 10.49  87,967   0.35%      25.24% to   22.97%
   2009......................... 0.75% to 2.55%  4,920,746 16.56 to  8.53  83,439   0.24%      40.39% to   37.84%
   2008......................... 0.75% to 2.55%  6,071,546 11.79 to  6.19  74,090   0.25%    (38.29)% to (39.41)%
   2007......................... 0.75% to 2.55%  9,037,914 19.11 to 10.21 174,309   1.97%      11.76% to    3.13%
 Money Market Fund
   2011......................... 0.75% to 2.55% 17,094,172  1.17 to  9.38 195,429   0.00%     (0.74)% to  (2.54)%
   2010......................... 0.75% to 2.55% 17,386,894  1.18 to  9.63 203,369   0.00%     (0.74)% to  (2.55)%
   2009......................... 0.75% to 2.55% 22,456,087  1.19 to  9.88 266,669   0.33%     (0.48)% to  (2.28)%
   2008......................... 0.75% to 2.45% 41,246,874  1.19 to 10.37 491,437   2.07%       1.47% to  (0.26)%
   2007......................... 0.75% to 2.55% 25,891,751  1.18 to 10.15 306,937   4.79%       4.13% to    2.18%
 Premier Growth Equity Fund --
   Class 1 Shares
   2011......................... 0.75% to 2.10%  3,236,743 10.14 to 10.15  33,683   0.19%     (0.28)% to  (1.63)%
   2010......................... 0.75% to 2.10%  3,817,618 10.17 to 10.32  40,199   0.23%      10.77% to    9.26%
   2009......................... 0.75% to 2.10%  4,507,878  9.18 to  9.44  43,185   0.34%      37.70% to   35.83%
   2008......................... 0.75% to 2.10%  5,527,352  6.67 to  6.95  38,718   0.42%    (37.13)% to (37.99)%
   2007......................... 0.75% to 2.10%  6,917,125 10.61 to 11.21  77,360   0.45%       4.54% to    3.11%
 Real Estate Securities Fund --
   Class 1 Shares
   2011......................... 0.75% to 2.55%  2,683,707 30.56 to  9.00  63,442   1.24%       9.03% to    7.06%
   2010......................... 0.75% to 2.55%  3,101,450 28.03 to  8.41  66,608   1.75%      27.98% to   25.66%
   2009......................... 0.75% to 2.55%  3,687,118 21.90 to  6.69  60,910   5.16%      34.75% to   32.30%
   2008......................... 0.75% to 2.55%  3,994,484 16.25 to  5.06  52,712   4.77%    (36.51)% to (37.67)%
   2007......................... 0.75% to 2.20%  3,002,107 25.60 to 12.20  86,937   5.09%    (15.50)% to (16.74)%
 S&P 500(R) Index Fund
   2011......................... 0.75% to 2.55% 10,777,158  9.55 to  8.18 148,251   1.73%       0.94% to  (0.88)%
   2010......................... 0.75% to 2.55% 13,356,583  9.46 to  8.25 181,301   1.76%      13.98% to   11.91%
   2009......................... 0.75% to 2.55% 15,860,869  8.30 to  7.37 188,908   2.13%      25.35% to   23.08%
   2008......................... 0.75% to 2.55% 18,888,011  6.62 to  5.99 178,731   1.86%    (37.87)% to (39.00)%
   2007......................... 0.75% to 2.55% 24,784,772 10.66 to  9.82 377,099   1.59%       4.30% to  (2.71)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                EXPENSE AS A                               NET     INVESTMENT
                                % OF AVERAGE                              ASSETS     INCOME
                               NET ASSETS (1)    UNITS      UNIT VALUE     000S    RATIO (2)    TOTAL RETURN (3)
                               -------------- ----------- -------------- --------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2011....................... 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381   0.00%       1.95% to    0.76%
   2010....................... 1.15% to 2.30%   2,926,019 18.05 to 11.14    49,614   0.17%      26.01% to   24.54%
   2009....................... 1.15% to 2.30%   3,608,377 14.33 to  8.94    48,754   0.00%      29.38% to   27.87%
   2008....................... 1.15% to 2.30%   4,320,863 11.07 to  6.99    45,525   0.45%    (38.31)% to (39.03)%
   2007....................... 1.15% to 2.30%   5,469,124 17.95 to 11.47    94,283   2.75%       1.21% to    0.02%
 Total Return Fund -- Class 1
   Shares
   2011....................... 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186   1.68%     (3.57)% to  (5.08)%
   2010....................... 0.75% to 2.30%  89,029,365 13.40 to 10.99 1,128,019   1.39%       8.82% to    7.12%
   2009....................... 0.75% to 2.30%  94,325,853 12.31 to 10.26 1,106,739   1.60%      19.90% to   18.03%
   2008....................... 0.75% to 2.30%  97,405,071 10.27 to  8.69   963,290   1.97%    (29.81)% to (30.91)%
   2007....................... 0.75% to 2.30% 103,632,299 14.63 to 12.58 1,479,989   2.44%      10.84% to    9.10%
 Total Return Fund --
   Class 3 Shares
   2011....................... 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142   1.45%     (4.50)% to  (5.56)%
   2010....................... 1.45% to 2.55% 120,773,570 10.41 to  8.98 1,166,699   1.17%       7.78% to    6.58%
   2009....................... 1.45% to 2.55% 128,705,519  9.66 to  8.43 1,160,078   1.46%      18.82% to   17.50%
   2008....................... 1.45% to 2.55% 125,631,080  8.13 to  7.17   962,211   2.22%    (30.39)% to (31.17)%
   2007....................... 1.45% to 2.55%  89,185,939 11.68 to 10.42 1,023,265   3.39%       9.93% to    6.37%
 U.S. Equity Fund --
   Class 1 Shares
   2011....................... 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806   0.71%     (3.64)% to  (4.70)%
   2010....................... 0.75% to 1.85%   3,017,807 10.85 to 11.05    33,498   0.96%       9.44% to    8.22%
   2009....................... 0.75% to 1.85%   3,605,506  9.91 to 10.21    36,983   1.15%      30.64% to   29.19%
   2008....................... 0.75% to 1.95%   4,230,957  7.59 to  7.95    33,569   1.59%    (36.54%) to (37.30)%
   2007....................... 0.75% to 2.10%   5,554,102 11.96 to 12.47    70,102   0.94%       7.20% to    5.73%
Genworth Variable Insurance
  Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2011....................... 1.45% to 2.55%   1,733,461 10.74 to 10.35    18,471   1.49%     (8.53)% to  (9.55)%
   2010....................... 1.45% to 2.55%   1,951,732 11.74 to 11.44    22,793   0.35%      23.22% to   21.84%
   2009....................... 1.45% to 2.05%     281,448  9.53 to  9.45     2,680   0.00%      48.17% to   47.27%
   2008....................... 1.45% to 1.70%      52,037  6.43 to  6.43       335   0.00%    (75.46)% to (75.52)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2011....................... 1.45% to 2.10%     744,100  9.33 to  9.13     6,927   0.53%     (6.02)% to  (6.64)%
   2010....................... 1.45% to 2.10%     555,433  9.93 to  9.77     5,503   0.04%       9.71% to    8.98%
   2009....................... 1.45% to 2.05%     521,321  9.05 to  8.98     4,711   0.34%      28.88% to   28.09%
   2008....................... 1.45% to 1.70%     140,513  7.02 to  7.01       986   0.55%    (67.57)% to (67.65)%
 Genworth Eaton Vance
   Large Cap Value Fund --
   Service Shares
   2011....................... 1.45% to 2.55%   4,735,734  8.77 to  8.45    41,121   1.34%     (6.22)% to  (7.26)%
   2010....................... 1.45% to 2.55%   4,908,742  9.35 to  9.11    45,583   0.76%       7.57% to    6.37%
   2009....................... 1.45% to 2.55%   7,834,141  8.69 to  8.57    67,816   1.34%      14.46% to   13.19%
   2008....................... 1.45% to 2.55%   6,284,901  7.59 to  7.57    47,673   0.71%    (58.35)% to (58.81)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Genworth Enhanced
   International Index Fund --
   Service Shares
   2011.......................... 1.45% to 2.30%    405,447  9.35 to  9.21   3,783    1.78%   (14.46)% to (15.20)%
   2010.......................... 1.45% to 2.30%    458,217 10.93 to 10.86   5,003    1.18%     14.05% to   13.07%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2011.......................... 1.45% to 2.55% 11,299,925 12.32 to 11.87 137,829    1.94%      4.94% to    3.77%
   2010.......................... 1.45% to 2.55% 12,930,689 11.74 to 11.43 150,704    6.21%      3.62% to    2.46%
   2009.......................... 1.45% to 2.55%  6,201,631 11.33 to 11.16  69,952    6.22%      7.00% to    5.81%
   2008.......................... 1.45% to 2.55%  4,451,784 10.58 to 10.55  47,064    1.07%     19.81% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive
   Growth Fund -- Service
   Shares
   2011.......................... 1.45% to 2.55%  3,280,724 12.04 to 11.60  39,104    0.22%      0.39% to  (0.73)%
   2010.......................... 1.45% to 2.55%  3,716,878 11.99 to 11.68  44,258    2.16%     22.07% to   20.71%
   2009.......................... 1.45% to 2.55%  8,306,640  9.82 to  9.68  81,260    0.02%     31.54% to   30.08%
   2008.......................... 1.45% to 2.55%  7,693,551  7.47 to  7.44  57,388    0.09%   (60.51)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2011.......................... 1.45% to 2.55% 12,910,100 12.10 to 11.65 154,588    5.91%      0.48% to  (0.64)%
   2010.......................... 1.45% to 2.55% 14,506,738 12.04 to 11.73 173,386    8.53%     15.80% to   14.51%
   2009.......................... 1.45% to 2.55% 10,484,720 10.40 to 10.24 108,537   10.56%     43.58% to   41.98%
   2008.......................... 1.45% to 2.55% 10,599,740  7.24 to  7.21  76,650    5.51%   (64.23)% to (64.63)%
 Genworth PYRAMIS(R) Small/
   Mid Cap Core Fund -- Service
   Shares
   2011.......................... 1.45% to 2.55%  4,177,499  9.54 to  9.19  39,443    6.93%    (8.79)% to  (9.81)%
   2010.......................... 1.45% to 2.55%  4,350,310 10.46 to 10.19  45,169    2.75%     22.07% to   20.71%
   2009.......................... 1.45% to 2.55%  3,017,473  8.57 to  8.44  25,733    0.83%     30.26% to   28.81%
   2008.......................... 1.45% to 2.55%  2,780,655  6.58 to  6.55  18,262    0.87%   (73.67)% to (73.96)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2011.......................... 1.15% to 1.60%  1,018,930  9.42 to  9.21   9,728    1.14%    (8.12)% to  (8.53)%
   2010.......................... 1.15% to 1.60%  1,197,528 10.25 to 10.07  12,515    0.75%      9.92% to    9.42%
   2009.......................... 1.15% to 1.60%  1,447,301  9.33 to  9.20  13,793    1.71%     16.96% to   16.43%
   2008.......................... 1.15% to 1.60%  1,745,320  7.98 to  7.90  14,264    1.68%   (35.28)% to (35.57)%
   2007.......................... 1.15% to 1.60%  2,639,420 12.32 to 12.26  33,571    3.29%      0.32% to  (0.14)%
 Goldman Sachs Mid Cap Value
   Fund
   2011.......................... 1.15% to 2.30%  2,611,778 21.92 to 10.62  53,592    0.71%    (7.45)% to  (8.53)%
   2010.......................... 1.15% to 2.30%  3,088,859 23.68 to 11.61  69,078    0.66%     23.56% to   22.13%
   2009.......................... 1.15% to 2.30%  3,701,268 19.17 to  9.50  67,223    1.73%     31.62% to   30.09%
   2008.......................... 1.15% to 2.30%  4,712,147 14.56 to  7.30  65,457    0.93%   (37.78)% to (38.50)%
   2007.......................... 1.15% to 2.30%  6,513,045 23.40 to 11.88 147,270    3.11%      2.01% to    0.82%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                       EXPENSE AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2011.............................. 1.45% to 2.20% 399,516 13.45 to 12.25 5,280    5.58%       5.90% to    5.10%
   2010.............................. 1.45% to 2.20% 452,511 12.70 to 11.65 5,666    4.11%       7.65% to    6.83%
   2009.............................. 1.45% to 2.20% 329,250 11.80 to 10.91 3,853    4.69%       8.06% to    7.24%
   2008.............................. 1.45% to 2.20% 161,934 10.92 to 10.17 1,758    5.61%     (0.16)% to  (0.92)%
   2007.............................. 1.45% to 2.20% 213,329 10.94 to 10.80 2,321    4.89%       4.76% to    3.96%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2011.............................. 1.45% to 2.20% 225,476  9.81 to  8.32 2,156    1.70%       0.24% to  (0.53)%
   2010.............................. 1.45% to 2.20% 237,662  9.79 to  8.36 2,277    2.27%      12.75% to   11.89%
   2009.............................. 1.45% to 2.20%  90,122  8.68 to  7.48   770    2.59%      24.60% to   23.66%
   2008.............................. 1.45% to 2.20%  88,270  6.97 to  6.05   607    1.88%    (38.12)% to (38.59)%
   2007.............................. 1.45% to 2.20%  51,337 11.26 to 11.12   573    0.08%       3.56% to    2.77%
 JPMorgan Insurance Trust
   International Equity Portfolio --
   Class 1
   2011.............................. 1.45% to 2.05%   6,457 12.84 to 12.63    82    2.00%    (12.73)% to (13.26)%
   2010.............................. 1.45% to 2.05%   7,480 14.71 to 14.56   109    0.24%       5.61% to    4.96%
   2009.............................. 1.45% to 2.05%   7,443 13.93 to 13.87   103    1.54%      61.67% to   60.69%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  57,894 10.23 to  9.05   578    0.94%       0.38% to  (0.38)%
   2010.............................. 1.45% to 2.20%  56,215 10.20 to  9.09   561    1.13%      14.42% to   13.55%
   2009.............................. 1.45% to 2.20% 102,156  8.91 to  8.00   895    0.80%      32.37% to   31.37%
   2008.............................. 1.45% to 2.20% 115,124  6.73 to  6.09   765    0.94%    (40.10)% to (40.56)%
   2007.............................. 1.45% to 2.20%  83,000 11.24 to 11.10   925    0.00%       9.92% to    9.08%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  58,290  9.60 to  8.29   545    0.81%     (2.95)% to  (3.69)%
   2010.............................. 1.45% to 2.20%  59,378  9.89 to  8.60   575    1.32%      17.79% to   16.90%
   2009.............................. 1.45% to 2.20%  42,682  8.40 to  7.36   352    1.58%      33.70% to   32.68%
   2008.............................. 1.45% to 2.20%  48,767  6.28 to  5.55   302    1.67%    (39.70)% to (40.16)%
   2007.............................. 1.45% to 2.20%  72,610 10.42 to 10.29   750    0.07%       1.37% to    0.59%
 JPMorgan Insurance Trust Mid Cap
   Growth Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  51,330 10.33 to  9.31   516    0.00%     (7.51)% to  (8.21)%
   2010.............................. 1.45% to 2.20%  50,225 11.17 to 10.14   549    0.00%      23.81% to   22.87%
   2009.............................. 1.45% to 2.20%  39,582  9.02 to  8.26   351    0.00%      40.97% to   39.89%
   2008.............................. 1.45% to 2.20%  48,142  6.40 to  5.90   304    0.43%    (44.60)% to (45.03)%
   2007.............................. 1.45% to 1.45%   1,350 11.56 to 11.56    16    2.58%      15.53% to   15.53%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio --
   Class 1
   2011.......................... 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%       0.68% to    0.07%
   2010.......................... 1.45% to 2.05%      9,981 15.68 to 15.52     156   1.18%      21.67% to   20.93%
   2009.......................... 1.45% to 2.05%     11,666 12.89 to 12.84     150   0.00%      44.45% to   43.58%
 JPMorgan Insurance Trust
   Small Cap Core Portfolio --
   Class 1
   2011.......................... 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%     (6.15)% to  (6.15)%
   2010.......................... 1.45% to 1.45%      1,863 16.19 to 16.19      30   0.00%      25.28% to   25.28%
   2009.......................... 1.45% to 1.45%      1,484 12.93 to 12.93      19   0.24%      45.02% to   45.02%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2011.......................... 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%     (3.29)% to  (4.02)%
   2010.......................... 1.45% to 2.20%    198,265 11.36 to  9.43   2,201   0.93%      11.93% to   11.08%
   2009.......................... 1.45% to 2.20%     88,611 10.14 to  8.49     883   2.76%      31.74% to   30.74%
   2008.......................... 1.45% to 2.20%     99,638  7.70 to  6.49     757   6.44%    (35.75)% to (36.24)%
   2007.......................... 1.45% to 2.20%     62,510 11.98 to 11.83     743   0.06%       8.84% to    8.01%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2011.......................... 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.59%       0.47% to    0.02%
   2010.......................... 1.15% to 1.60%  5,017,078 35.31 to 15.51 118,984   2.76%       7.14% to    6.66%
   2009.......................... 1.15% to 1.60%  5,849,723 32.96 to 14.55 130,542   2.97%      24.44% to   23.88%
   2008.......................... 1.15% to 1.60%  6,782,516 26.48 to 11.74 122,794   2.59%    (16.81)% to (17.18)%
   2007.......................... 1.15% to 1.60%  8,947,112 31.83 to 14.18 194,974   2.41%       9.26% to    8.76%
 Balanced Portfolio -- Service
   Shares
   2011.......................... 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.31%     (0.11)% to  (1.22)%
   2010.......................... 1.45% to 2.55% 12,439,882 15.96 to 10.86 159,866   2.50%       6.55% to    5.36%
   2009.......................... 1.45% to 2.55% 13,737,473 14.98 to 10.31 167,934   2.76%      23.76% to   22.38%
   2008.......................... 1.45% to 2.55% 12,812,353 12.10 to  8.43 129,923   2.47%    (17.28)% to (18.20)%
   2007.......................... 1.45% to 2.55% 12,511,196 14.63 to 10.30 158,282   2.29%       8.68% to    4.51%
 Enterprise Portfolio --
   Institutional Shares
   2011.......................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%     (2.55)% to  (2.99)%
   2010.......................... 1.15% to 1.60%  2,737,583 40.89 to 11.73  60,955   0.07%      24.40% to   23.84%
   2009.......................... 1.15% to 1.60%  3,208,516 32.87 to  9.47  57,175   0.00%      43.16% to   42.51%
   2008.......................... 1.15% to 1.60%  3,614,454 22.96 to  6.65  45,389   0.24%    (44.37)% to (44.62)%
   2007.......................... 1.15% to 1.60%  4,613,713 41.27 to 12.01 103,144   0.21%      20.63% to   20.08%
 Enterprise Portfolio -- Service
   Shares
   2011.......................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%     (3.12)% to  (3.32)%
   2010.......................... 1.50% to 1.70%    936,942  6.34 to  6.21   6,789   0.00%      23.64% to   23.39%
   2009.......................... 1.50% to 1.70%  1,090,738  5.13 to  5.03   6,281   0.00%      42.28% to   41.99%
   2008.......................... 1.50% to 1.70%  1,351,294  3.60 to  3.54   5,484   0.06%    (44.70)% to (44.81)%
   2007.......................... 1.50% to 1.70%  1,739,815  6.52 to  6.42  12,578   0.06%      19.91% to   19.66%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2011........................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%       5.95% to    5.04%
   2010........................... 0.75% to 1.60%  1,179,594 18.74 to 17.12  24,777   6.17%       7.16% to    6.25%
   2009........................... 0.75% to 1.60%  1,339,043 17.49 to 16.11  26,360   4.63%      12.37% to   11.41%
   2008........................... 0.75% to 1.60%  1,190,335 15.56 to 14.46  21,047   4.17%       5.23% to    4.33%
   2007........................... 0.75% to 1.60%  1,565,741 14.79 to 13.86  26,362   4.51%       6.23% to    5.32%
 Forty Portfolio -- Institutional
   Shares
   2011........................... 0.75% to 1.60%  2,269,593 10.24 to 11.54  39,819   0.37%     (7.39)% to  (8.18)%
   2010........................... 0.75% to 1.60%  2,758,731 11.05 to 12.57  53,004   0.34%       5.95% to    5.05%
   2009........................... 0.75% to 1.60%  3,375,548 10.43 to 11.97  61,427   0.04%      45.24% to   44.00%
   2008........................... 0.75% to 1.60%  3,883,178  7.18 to  8.31  49,408   0.14%    (44.57)% to (45.04)%
   2007........................... 0.75% to 1.60%  4,967,925 12.96 to 15.12 114,659   0.34%      35.96% to   34.79%
 Forty Portfolio -- Service
   Shares
   2011........................... 1.45% to 2.55%  4,630,163 16.54 to  9.12  44,050   0.25%     (8.29)% to  (9.31)%
   2010........................... 1.45% to 2.55%  5,164,331 18.04 to 10.06  54,511   0.19%       4.94% to    3.77%
   2009........................... 1.45% to 2.55% 10,893,165 17.19 to  9.70 107,822   0.01%      43.90% to   42.29%
   2008........................... 1.45% to 2.55% 10,897,858 11.95 to  6.81  77,068   0.01%    (45.12)% to (45.73)%
   2007........................... 1.45% to 2.55%  5,289,899 21.77 to 12.56  74,923   0.19%      34.64% to   40.38%
 Global Technology Portfolio --
   Service Shares
   2011........................... 1.15% to 1.70%  1,319,545  4.79 to  4.39   6,061   0.00%     (9.71)% to (10.21)%
   2010........................... 1.15% to 1.70%  1,601,174  5.30 to  4.89   8,156   0.00%      22.97% to   22.28%
   2009........................... 1.15% to 1.70%  1,684,041  4.31 to  4.00   7,001   0.00%      55.09% to   54.23%
   2008........................... 1.15% to 1.70%  1,731,993  2.78 to  2.59   4,648   0.09%    (44.62)% to (44.93)%
   2007........................... 1.15% to 1.70%  2,331,053  5.02 to  4.71  11,329   0.33%      20.29% to   19.62%
 Janus Portfolio -- Institutional
   Shares
   2011........................... 1.15% to 1.60%  3,370,388 24.67 to  8.17  49,568   0.58%     (6.39)% to  (6.81)%
   2010........................... 1.15% to 1.60%  4,095,798 26.35 to  8.76  63,582   1.08%      13.20% to   12.69%
   2009........................... 1.15% to 1.60%  4,891,848 23.28 to  7.78  67,179   0.54%      34.78% to   34.17%
   2008........................... 1.15% to 1.60%  5,587,425 17.27 to  5.80  57,089   0.72%    (40.42)% to (40.68)%
   2007........................... 1.15% to 1.60%  7,101,720 28.99 to  9.77 120,734   0.69%      13.76% to   13.24%
 Janus Portfolio -- Service
   Shares
   2011........................... 1.50% to 1.70%    633,398  6.23 to  6.08   4,115   0.44%     (6.95)% to  (7.14)%
   2010........................... 1.50% to 1.70%    771,277  6.69 to  6.55   5,366   0.36%      12.55% to   12.32%
   2009........................... 1.50% to 1.70%    975,931  5.95 to  5.83   6,057   0.39%      33.97% to   33.70%
   2008........................... 1.50% to 1.70%  1,178,442  4.44 to  4.36   5,486   0.58%    (40.77)% to (40.89)%
   2007........................... 1.50% to 1.70%  1,505,874  7.49 to  7.38  11,793   0.55%      13.07% to   12.84%
 Overseas Portfolio --
   Institutional Shares
   2011........................... 0.75% to 1.60%  2,051,624 12.89 to 19.65  53,699   0.47%    (32.68)% to (33.25)%
   2010........................... 0.75% to 1.60%  2,537,925 19.15 to 29.44  99,035   0.68%      24.37% to   23.31%
   2009........................... 0.75% to 1.60%  2,970,025 15.40 to 23.87  93,941   0.56%      78.21% to   76.69%
   2008........................... 0.75% to 1.60%  3,413,992  8.64 to 13.51  60,693   2.75%    (52.47)% to (52.88)%
   2007........................... 0.75% to 1.60%  4,574,175 18.18 to 28.67 170,730   0.61%      27.35% to   26.26%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                            NET    INVESTMENT
                                   % OF AVERAGE                           ASSETS    INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------- ---------- --------------------
 Overseas Portfolio -- Service
   Shares
   2011.......................... 1.45% to 2.10%   591,517 25.66 to 16.92   7,619   0.38%    (33.32)% to (33.76)%
   2010.......................... 1.45% to 2.10%   820,795 38.48 to 25.54  15,993   0.52%      23.21% to   22.40%
   2009.......................... 1.45% to 2.10% 1,103,878 31.24 to 20.86  17,431   0.40%      76.48% to   75.31%
   2008.......................... 1.45% to 2.10% 1,331,312 17.70 to 11.90  11,958   2.68%    (52.92)% to (53.24)%
   2007.......................... 1.45% to 2.10% 1,687,826 37.60 to 25.45  32,014   0.43%      26.15% to   25.32%
 Worldwide Portfolio --
   Institutional Shares
   2011.......................... 1.15% to 1.60% 2,980,577 27.54 to  8.16  51,192   0.57%    (14.73)% to (15.12)%
   2010.......................... 1.15% to 1.60% 3,542,088 32.30 to  9.61  70,639   0.61%      14.50% to   13.99%
   2009.......................... 1.15% to 1.60% 4,069,088 28.21 to  8.43  70,423   1.41%      36.12% to   35.50%
   2008.......................... 1.15% to 1.60% 4,749,869 20.72 to  6.22  60,413   1.16%    (45.30)% to (45.55)%
   2007.......................... 1.15% to 1.60% 6,188,938 37.88 to 11.43 140,111   0.72%       8.36% to    7.87%
 Worldwide Portfolio -- Service
   Shares
   2011.......................... 1.50% to 1.70%   891,449  5.28 to  5.16   4,956   0.47%    (15.28)% to (15.45)%
   2010.......................... 1.50% to 1.70% 1,036,356  6.23 to  6.10   6,800   0.48%      13.79% to   13.56%
   2009.......................... 1.50% to 1.70% 1,278,506  5.48 to  5.37   7,398   1.26%      35.34% to   35.07%
   2008.......................... 1.50% to 1.70% 1,533,563  4.05 to  3.98   6,583   0.98%    (45.64)% to (45.75)%
   2007.......................... 1.50% to 1.70% 1,888,032  7.45 to  7.33  14,873   0.54%       7.71% to    7.49%
Legg Mason Partners Variable
  Equity Trust
 Legg Mason ClearBridge
   Variable Aggressive Growth
   Portfolio -- Class II
   2011.......................... 1.45% to 2.30%   382,148 15.07 to 10.22   5,388   0.00%       0.68% to  (0.18)%
   2010.......................... 1.45% to 2.30%   426,545 14.97 to 10.24   5,856   0.00%      22.91% to   21.85%
   2009.......................... 1.45% to 2.30%   547,645 12.18 to  8.41   6,069   0.00%      32.25% to   31.11%
   2008.......................... 1.45% to 2.30%   686,157  9.21 to  6.41   5,736   0.00%    (41.44)% to (41.95)%
   2007.......................... 1.45% to 2.30%   754,057 15.72 to 11.05  11,018   0.00%     (1.10)% to (91.96)%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class I
   2011.......................... 1.15% to 1.60%   557,518  9.27 to  9.07   5,086   3.52%       6.66% to    6.18%
   2010.......................... 1.15% to 1.60%   543,444  8.69 to  8.55   4,661   3.77%      10.97% to   10.47%
   2009.......................... 1.15% to 1.60%   709,576  7.83 to  7.74   5,503   3.20%      21.49% to   20.94%
   2008.......................... 1.15% to 1.60%   825,947  6.45 to  6.40   5,292   2.53%    (35.77)% to (36.06)%
   2007.......................... 1.15% to 1.60% 1,069,924 10.04 to 10.00  10,711   5.13%       0.52% to    0.06%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class II
   2011.......................... 1.45% to 2.45%   805,885  9.09 to  8.66   7,131   2.95%       6.15% to    5.08%
   2010.......................... 1.45% to 2.45%   952,213  8.56 to  8.25   7,983   3.72%      10.49% to    9.37%
   2009.......................... 1.45% to 2.45% 1,032,646  7.75 to  7.54   7,872   3.21%      20.85% to   19.63%
   2008.......................... 1.45% to 2.45% 1,058,150  6.41 to  6.30   6,715   2.50%    (35.90)% to (36.55)%
   2007.......................... 1.45% to 2.45% 1,340,388 10.00 to  9.93  13,352   5.01%       0.02% to  (0.99)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2011........................... 1.45% to 2.30%   823,601  8.04 to  7.72  6,578   1.24%     (7.55)% to  (8.35)%
   2010........................... 1.45% to 2.30% 1,013,465  8.70 to  8.43  8,765   1.62%      14.91% to   13.92%
   2009........................... 1.45% to 2.30% 1,223,937  7.57 to  7.40  9,226   1.33%      27.48% to   26.38%
   2008........................... 1.45% to 2.30% 1,421,022  5.94 to  5.85  8,415   1.63%    (37.50)% to (38.04)%
   2007........................... 1.45% to 2.30% 1,658,556  9.50 to  9.45 15,743   1.76%     (7.21)% to  (8.01)%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I
   2011........................... 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
   2010........................... 1.15% to 1.60%   755,761 16.82 to 11.90 10,871   2.91%       8.21% to    7.72%
   2009........................... 1.15% to 1.60%   886,599 15.55 to 11.04 11,860   1.84%      23.07% to   22.51%
   2008........................... 1.15% to 1.60% 1,153,097 12.63 to  9.02 12,556   1.14%    (36.37)% to (36.65)%
   2007........................... 1.15% to 1.60% 1,751,515 19.85 to 14.23 30,078   1.15%       2.70% to    2.23%
Legg Mason Partners Variable
  Income Trust
 Legg Mason Western Asset
   Variable Strategic Bond
   Portfolio -- Class I
   2011........................... 1.15% to 1.60%   849,416 17.68 to 16.18 14,295   3.58%       5.65% to    5.17%
   2010........................... 1.15% to 1.60%   916,784 16.74 to 15.38 14,572   2.66%      10.54% to   10.04%
   2009........................... 1.15% to 1.60% 1,054,243 15.14 to 13.98 15,214   5.25%      20.41% to   19.87%
   2008........................... 1.15% to 1.60% 1,282,652 12.58 to 11.66 15,422   5.45%    (17.98)% to (18.35)%
   2007........................... 1.15% to 1.60% 1,900,849 15.33 to 14.28 27,947   4.38%       0.81% to    0.36%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2011........................... 1.45% to 2.30% 1,156,186 13.63 to 10.66  9,468   0.25%     (1.08)% to  (1.93)%
   2010........................... 1.45% to 2.30% 1,375,271 13.77 to 10.87 11,452   0.30%      10.53% to    9.57%
   2009........................... 1.45% to 2.30% 1,761,025 12.46 to  9.92 13,156   0.45%      37.08% to   35.90%
   2008........................... 1.45% to 2.30% 2,114,412  9.09 to  7.30 11,423   0.30%    (37.90)% to (38.43)%
   2007........................... 1.45% to 2.30% 2,772,937 14.64 to 11.86 23,662   0.09%       9.41% to    8.46%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2011........................... 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%
   2010........................... 1.45% to 1.95% 1,013,295 14.56 to 11.58 10,256   1.03%       9.27% to    8.72%
   2009........................... 1.45% to 1.95% 1,214,776 13.33 to 10.65 11,262   1.33%      24.72% to   24.09%
   2008........................... 1.45% to 1.95% 1,448,454 10.68 to  8.58 10,745   0.85%    (34.22)% to (34.56)%
   2007........................... 1.45% to 2.10% 1,727,471 16.24 to 13.18 19,432   0.60%       8.43% to    7.71%
 MFS(R) New Discovery Series --
   Service Class Shares
   2011........................... 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
   2010........................... 1.15% to 2.30% 2,259,582 20.30 to 14.60 31,137   0.00%      34.38% to   32.82%
   2009........................... 1.15% to 2.30% 2,361,297 15.11 to 10.99 23,923   0.00%      61.05% to   59.18%
   2008........................... 1.15% to 2.30% 2,398,120  9.38 to  6.91 15,141   5.47%    (40.22)% to (40.91)%
   2007........................... 1.15% to 2.30% 2,768,632 15.69 to 11.69 29,384   2.38%       1.07% to  (0.11)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Strategic Income Series --
   Service Class Shares
   2011............................. 1.45% to 1.45%     5,605 13.89 to 13.89     78   5.36%       3.02% to    3.02%
   2010............................. 1.45% to 1.45%     5,711 13.48 to 13.48     77   4.19%       8.20% to    8.20%
   2009............................. 1.45% to 2.20%    37,014 12.46 to 10.32    425   9.57%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    40,658 10.21 to  8.52    387   1.52%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.45%     6,569 11.81 to 11.81     78   4.25%       1.91% to    1.91%
 MFS(R) Total Return Series --
   Service Class Shares
   2011............................. 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%       0.12% to  (1.00)%
   2010............................. 1.45% to 2.55% 7,134,030 13.45 to  9.03 75,384   2.53%       8.04% to    6.84%
   2009............................. 1.45% to 2.55% 7,403,982 12.45 to  8.45 72,982   3.27%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 6,932,090 10.73 to  7.37 59,746   3.84%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 6,579,015 14.02 to  9.73 76,363   2.35%       2.42% to  (3.94)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2011............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%       4.97% to    4.06%
   2010............................. 1.45% to 2.20% 1,920,129 26.31 to 16.02 33,264   3.13%      11.87% to   11.02%
   2009............................. 1.45% to 2.20% 2,321,427 23.52 to 14.43 36,538   4.83%      30.94% to   29.95%
   2008............................. 1.45% to 2.20% 2,903,994 17.96 to 11.11 35,664   7.03%    (38.71)% to (39.18)%
   2007............................. 1.45% to 2.20% 3,407,875 29.31 to 18.26 68,817   3.44%      25.70% to   24.74%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2011............................. 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%     (0.44)% to  (0.88)%
   2010............................. 1.15% to 1.60%   875,761 33.91 to 10.71 18,467   1.47%      11.62% to   11.11%
   2009............................. 1.15% to 1.60% 1,080,019 30.38 to  9.64 19,935   0.00%      20.49% to   19.95%
   2008............................. 1.15% to 1.60% 1,361,701 25.21 to  8.04 20,718   4.37%    (44.12)% to (44.38)%
   2007............................. 1.15% to 1.60% 1,898,908 45.12 to 14.45 50,976   2.93%       2.59% to    2.12%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2011............................. 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%     (1.07)% to  (2.17)%
   2010............................. 1.45% to 2.55% 4,785,055  9.22 to  6.93 39,331   1.18%      11.04% to    9.81%
   2009............................. 1.45% to 2.55% 5,204,659  8.30 to  6.31 38,589   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55% 5,107,592  6.93 to  5.33 32,033   3.81%    (44.43)% to (45.06)%
   2007............................. 1.45% to 2.55% 4,479,782 12.46 to  9.69 51,835   2.33%       1.98% to  (4.56)%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2011............................. 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%     (2.28)% to  (2.72)%
   2010............................. 1.15% to 1.60% 1,670,872 56.66 to 10.66 42,219   0.18%       8.16% to    7.67%
   2009............................. 1.15% to 1.60% 2,013,353 52.39 to  9.90 47,003   0.33%      42.86% to   42.21%
   2008............................. 1.15% to 1.60% 2,410,505 36.67 to  6.96 39,245   0.15%    (46.15)% to (46.39)%
   2007............................. 1.15% to 1.60% 3,281,755 68.09 to 12.99 98,385   0.24%      12.83% to   12.32%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2011........................ 1.45% to 2.10%    618,224 12.66 to  9.48   7,046   0.11%     (2.80)% to  (3.44)%
   2010........................ 1.45% to 2.10%    748,903 13.02 to  9.82   8,938   0.00%       7.56% to    6.85%
   2009........................ 1.45% to 2.10%    894,281 12.11 to  9.19  10,092   0.01%      42.06% to   41.13%
   2008........................ 1.45% to 2.10%    877,284  8.52 to  6.03   7,287   0.00%    (46.45)% to (46.81)%
   2007........................ 1.45% to 2.10%  1,069,304 15.92 to 11.33  16,850   0.01%      12.20% to   11.46%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2011........................ 1.15% to 1.60%  1,125,367 23.90 to 10.24  17,717   6.03%       7.03% to    6.54%
   2010........................ 1.15% to 1.60%  1,318,800 22.33 to  9.62  19,585   1.89%      10.13% to    9.64%
   2009........................ 1.15% to 1.60%  1,526,681 20.27 to  8.77  20,608   0.00%       8.35% to    7.86%
   2008........................ 1.15% to 1.60%  1,873,787 18.71 to  8.13  23,110   4.96%    (39.75)% to (40.02)%
   2007........................ 1.15% to 1.60%  2,549,165 31.06 to 13.56  51,724   5.32%       3.18% to    2.72%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2011........................ 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%     (9.85)% to (10.86)%
   2010........................ 1.45% to 2.55%  9,262,736 20.73 to  8.75 114,692   1.24%      14.03% to   12.76%
   2009........................ 1.45% to 2.55% 10,027,128 18.18 to  7.76 110,762   1.97%      37.33% to   35.80%
   2008........................ 1.45% to 2.55% 10,638,744 13.24 to  5.72  88,007   1.35%    (41.20)% to (41.86)%
   2007........................ 1.45% to 2.20%  7,632,946 22.52 to 14.20 120,950   1.58%       4.53% to    3.73%
 Oppenheimer High Income
   Fund/VA -- Non-Service
   Shares
   2011........................ 1.15% to 1.60%    961,554 12.09 to  3.49   6,451   9.32%     (3.46)% to  (3.89)%
   2010........................ 1.15% to 1.60%  1,058,070 12.52 to  3.63   7,581   6.44%      13.49% to   12.98%
   2009........................ 1.15% to 1.60%  1,255,407 11.03 to  3.22   7,952   0.00%      23.88% to   23.32%
   2008........................ 1.15% to 1.60%  1,398,189  8.90 to  2.61   7,385   8.01%    (78.92)% to (79.01)%
   2007........................ 1.15% to 1.60%  1,695,927 42.24 to 12.43  43,383   7.55%     (1.26)% to  (1.71)%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2011........................ 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%     (1.76)% to  (2.85)%
   2010........................ 1.45% to 2.55% 21,482,149 13.70 to  8.20 199,988   0.92%      14.15% to   12.87%
   2009........................ 1.45% to 2.55% 14,823,506 12.01 to  7.27 122,473   1.62%      26.14% to   24.73%
   2008........................ 1.45% to 2.55% 14,173,335  9.52 to  5.83  94,330   1.64%    (39.52)% to (40.19)%
   2007........................ 1.45% to 2.45%  4,861,869 15.74 to 10.83  55,700   0.93%       2.63% to    1.59%
 Oppenheimer Main Street
   Small- & Mid-Cap Fund(R)/
   VA -- Service Shares
   2011........................ 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%    (3.80)% to   (4.87)%
   2010........................ 1.45% to 2.55%  9,545,251 19.11 to  8.70 113,141   0.25%      21.27% to   19.92%
   2009........................ 1.45% to 2.55%  3,767,565 15.76 to  7.25  44,935   0.66%      34.90% to   33.39%
   2008........................ 1.45% to 2.55%  3,816,221 11.68 to  5.44  34,361   0.83%    (38.90)% to (39.59)%
   2007........................ 1.45% to 2.55%  4,088,672  19.12 to 9.00  62,618   0.28%     (2.83)% to (14.53)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                            NET    INVESTMENT
                                  % OF AVERAGE                           ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA --
   Non-Service Shares
   2011......................... 1.15% to 1.60% 1,083,970 45.44 to  9.40  26,518    0.00%    (0.06)% to  (0.52)%
   2010......................... 1.15% to 1.60% 1,116,144 45.47 to  9.45  29,147    0.00%     26.00% to   25.43%
   2009......................... 1.15% to 1.60% 1,303,483 36.09 to  7.53  26,548    0.00%     31.08% to   30.49%
   2008......................... 1.15% to 1.60% 1,528,898 27.53 to  5.77  23,783    0.00%   (49.66)% to (49.88)%
   2007......................... 1.15% to 1.60% 1,981,504 54.68 to 11.52  59,934    0.00%      5.10% to    4.63%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Service
   Shares
   2011......................... 1.45% to 1.95%   222,566 13.40 to  9.73   2,955    0.00%    (0.62)% to  (1.13)%
   2010......................... 1.45% to 1.95%   225,234 13.48 to  9.84   3,002    0.00%     25.32% to   24.68%
   2009......................... 1.45% to 1.95%   215,778 10.76 to  7.89   2,296    0.00%     30.34% to   29.68%
   2008......................... 1.45% to 1.95%   246,430  8.25 to  6.09   2,009    0.00%   (49.95)% to (50.20)%
   2007......................... 1.45% to 1.95%   315,293 16.49 to 12.22   5,144    0.00%      4.49% to    3.96%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2011......................... 1.45% to 2.45% 1,500,409 12.69 to 11.61  18,768    7.38%      0.45% to  (0.57)%
   2010......................... 1.45% to 2.20% 1,941,939 12.64 to 12.10  24,305    7.74%     11.37% to   10.52%
   2009......................... 1.45% to 2.20%   965,004 11.35 to 10.95  10,837    6.83%     19.67% to   18.76%
   2008......................... 1.45% to 2.20% 1,019,981  9.48 to  9.22   9,607    5.41%   (17.13)% to (17.76)%
   2007......................... 1.45% to 2.20% 1,328,551 11.44 to 11.22  15,149    7.38%      6.61% to    5.79%
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2011......................... 1.50% to 1.70%   267,219 16.09 to 15.72   4,250    2.12%      5.16% to    4.95%
   2010......................... 1.50% to 1.70%   329,160 15.30 to 14.98   4,985    4.08%      6.86% to    6.65%
   2009......................... 1.50% to 1.70%   377,728 14.32 to 14.04   5,351   13.37%     13.86% to   13.63%
   2008......................... 1.50% to 1.70%   442,196 12.57 to 12.36   5,501    3.05%    (3.86)% to  (4.05)%
   2007......................... 1.50% to 1.70%   644,226 13.08 to 12.88   8,347    3.36%      2.06% to    1.85%
 High Yield Portfolio --
   Administrative Class Shares
   2011......................... 1.45% to 2.55% 6,538,056 15.80 to 11.25  95,330    6.96%      1.85% to    0.71%
   2010......................... 1.45% to 2.55% 7,853,172 15.51 to 11.18 113,843    7.26%     12.81% to   11.55%
   2009......................... 1.45% to 2.55% 8,517,858 13.75 to 10.02 113,504    8.70%     38.23% to   36.69%
   2008......................... 1.45% to 2.55% 7,997,415  9.95 to  7.33  77,572    7.68%   (24.62)% to (25.46)%
   2007......................... 1.45% to 2.45% 6,148,888 13.19 to 10.57  85,408    6.97%      1.99% to    0.95%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2011......................... 1.45% to 2.55% 1,942,373 17.91 to 15.27  41,059    2.78%     25.99% to   24.59%
   2010......................... 1.45% to 2.55% 2,490,396 14.21 to 12.26  41,299    5.57%      9.99% to    8.76%
   2009......................... 1.45% to 2.55% 5,493,956 12.92 to 11.27  75,552    7.32%    (5.77)% to  (6.82)%
   2008......................... 1.45% to 2.55% 5,739,941 13.71 to 12.10  88,048    4.25%     15.60% to   14.31%
   2007......................... 1.45% to 2.55% 6,083,533 11.86 to 10.58  81,485    4.53%      8.15% to    8.82%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Low Duration Portfolio --
   Administrative Class Shares
   2011.......................... 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
   2010.......................... 1.45% to 2.55% 21,125,272 12.32 to 11.42 248,281   1.96%       3.76% to    2.60%
   2009.......................... 1.45% to 2.55% 24,727,901 11.87 to 11.13 280,887   6.57%      11.68% to   10.43%
   2008.......................... 1.45% to 2.55% 18,915,673 10.63 to 10.08 194,038   4.51%     (1.86)% to  (2.96)%
   2007.......................... 1.45% to 2.55% 17,920,878 10.83 to 10.39 191,569   4.23%       5.80% to    5.82%
 Total Return Portfolio --
   Administrative Class Shares
   2011.......................... 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
   2010.......................... 1.15% to 2.55% 31,591,358 14.63 to 12.57 464,840   5.16%       6.86% to    5.35%
   2009.......................... 1.15% to 2.55% 28,509,454 13.69 to 11.93 406,290   6.79%      12.73% to   11.13%
   2008.......................... 1.15% to 2.55% 24,894,819 12.14 to 10.73 323,751   5.57%       3.59% to    2.12%
   2007.......................... 1.15% to 2.55% 23,041,682 11.72 to 10.51 299,527   4.79%       7.48% to    7.72%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2011.......................... 1.45% to 1.95%    885,389 16.78 to 13.50   5,139   0.00%       0.69% to    0.18%
   2010.......................... 1.45% to 2.10%    830,325 16.66 to 12.18   5,295   0.00%      16.77% to   16.00%
   2009.......................... 1.45% to 2.10%  1,209,561 14.27 to 10.50   6,737   0.00%      49.80% to   48.81%
   2008.......................... 1.45% to 2.20%  1,299,162  9.52 to  7.71   4,760   0.15%    (42.76)% to (43.19)%
   2007.......................... 1.45% to 2.20%  1,610,228 16.64 to 13.57   9,434   0.07%      16.11% to   15.22%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2011.......................... 1.15% to 1.60%  2,429,489 20.59 to  8.92  32,583   1.01%     (1.49)% to  (1.94)%
   2010.......................... 1.15% to 1.60%  2,853,332 20.90 to  9.09  38,885   0.75%      12.08% to   11.58%
   2009.......................... 1.15% to 1.60%  3,296,237 18.65 to  8.15  40,195   0.66%      45.88% to   45.22%
   2008.......................... 1.15% to 1.60%  3,822,849 12.78 to  5.61  32,079   0.23%    (46.78)% to (47.02)%
   2007.......................... 1.15% to 1.60%  4,954,536 24.02 to 10.59  77,447   0.35%      18.56% to   18.02%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2011.......................... 1.15% to 1.60%  2,224,487 14.60 to 11.00  28,548   0.00%     (4.29)% to  (4.73)%
   2010.......................... 1.15% to 1.60%  2,612,290 15.25 to 11.55  35,106   0.00%      23.85% to   23.30%
   2009.......................... 1.15% to 1.60%  2,946,423 12.31 to  9.37  32,091   0.00%      43.83% to   43.18%
   2008.......................... 1.15% to 1.60%  3,365,920  8.56 to  6.54  25,618   0.00%    (47.22)% to (47.46)%
   2007.......................... 1.15% to 1.60%  4,556,709 16.22 to 12.45  65,664   0.00%      15.89% to   15.36%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio
   -- Class II Shares
   2011.......................... 1.45% to 2.55%    539,471 18.79 to  9.03   9,289   0.00%     (5.89)% to  (6.94)%
   2010.......................... 1.45% to 2.55%    749,996 19.96 to  9.70  13,901   0.00%       5.81% to    4.63%
   2009.......................... 1.45% to 2.55%  1,090,971 18.87 to  9.28  19,200   0.00%      55.12% to   53.39%
   2008.......................... 1.45% to 2.55%    883,787 12.16 to  6.05   9,979   6.95%    (40.28)% to (40.95)%
   2007.......................... 1.45% to 2.55%  2,841,578 20.37 to 10.24  43,190   9.12%       8.51% to    3.60%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Jennison Portfolio -- Class II
   Shares
   2011............................ 1.45% to 2.30%   214,604 15.07 to 10.49  2,808    0.00%    (1.53)% to  (2.38)%
   2010............................ 1.45% to 2.30%   204,064 15.30 to 10.75  2,678    0.02%      9.83% to    8.89%
   2009............................ 1.45% to 2.30%   246,625 13.93 to  9.87  2,904    0.28%     40.53% to   39.32%
   2008............................ 1.45% to 2.30%   287,151  9.91 to  7.09  2,331    0.07%   (38.46)% to (38.99)%
   2007............................ 1.45% to 2.30%   252,437 16.11 to 11.61  3,470    0.00%      9.93% to    8.98%
 Natural Resources Portfolio --
   Class II Shares
   2011............................ 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701    0.00%   (20.52)% to (21.40)%
   2010............................ 1.45% to 2.55% 2,106,882 26.14 to 12.57 44,145    0.08%     25.63% to   24.23%
   2009............................ 1.45% to 2.55% 3,326,772 20.81 to 10.12 51,535   13.00%     73.85% to   71.91%
   2008............................ 1.45% to 2.55% 3,104,821 11.97 to  5.89 26,572   14.74%   (53.87)% to (54.38)%
   2007............................ 1.45% to 2.55% 1,779,458 25.95 to 12.90 42,907   23.96%     45.54% to   46.22%
 SP International Growth Portfolio
   -- Class II Shares
   2011............................ 1.55% to 1.55%     1,395  8.57 to  8.57     12    0.45%   (16.63)% to (16.63)%
   2010............................ 1.55% to 1.55%     1,472 10.28 to 10.28     15    1.18%     12.05% to   12.05%
   2009............................ 1.55% to 1.55%     1,554  9.17 to  9.17     14    0.67%     34.33% to   34.33%
   2008............................ 1.55% to 1.55%     8,967  6.83 to  6.83     61   22.39%   (51.25)% to (51.25)%
   2007............................ 1.55% to 1.55%    11,452 14.01 to 14.01    160   12.30%     17.27% to   17.27%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2011............................ 1.55% to 1.55%     1,657 14.37 to 14.37     24    1.08%      0.20% to    0.20%
   2010............................ 1.55% to 1.55%     1,809 14.34 to 14.34     26    0.23%     18.10% to   18.10%
   2009............................ 1.55% to 1.55%     1,719 12.14 to 12.14     21    0.22%     38.99% to   38.99%
   2008............................ 1.55% to 1.55%     1,855  8.74 to  8.74     16   16.98%   (37.23)% to (37.23)%
   2007............................ 1.55% to 1.55%     1,610 13.92 to 13.92     22   10.07%     14.53% to   14.53%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT
   Omega Growth Fund -- Class 2
   2011............................ 1.45% to 1.95%   414,789 11.74 to 11.65  4,860    0.00%    (6.91)% to  (7.38)%
   2010(4)......................... 1.45% to 1.95%   214,337 12.61 to 12.58  2,701    0.00%     64.92% to   64.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are generally annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Statements of Income for the years ended December 31, 2011, 2010 and 2009............. F-2
   Consolidated Balance Sheets as of December 31, 2011 and 2010....................................... F-3
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2011,
     2010 and 2009.................................................................................... F-4
   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009......... F-5
   Notes to Consolidated Financial Statements......................................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, the Company changed their method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

/s/ KPMG LLP
Richmond, Virginia
March 26, 2012

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2011      2010      2009
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  837.8  $  911.7  $  982.4
Net investment income.......................................................    725.6     717.6     644.7
Net investment gains (losses)...............................................   (182.0)   (111.7)   (315.9)
Policy fees and other income................................................    756.1     570.9     599.2
                                                                             --------  --------  --------
   Total revenues...........................................................  2,137.5   2,088.5   1,910.4
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,183.8   1,157.1   1,032.7
Interest credited...........................................................    299.7     303.4     339.7
Acquisition and operating expenses, net of deferrals........................    246.2     263.9     247.0
Amortization of deferred acquisition costs and intangibles..................    206.2     217.1     241.0
Interest expense............................................................    111.7     108.9      91.7
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,047.6   2,050.4   1,952.1
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................     89.9      38.1     (41.7)
Provision (benefit) for income taxes........................................     15.4     (36.0)    (36.0)
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................     74.5      74.1      (5.7)
Equity in net income (loss) of unconsolidated subsidiary....................     (5.2)     20.0       4.4
                                                                             --------  --------  --------
Net income (loss)........................................................... $   69.3  $   94.1  $   (1.3)
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $  (43.5) $  (57.1) $ (592.1)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................     (6.0)    (29.5)    226.6
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................    (49.5)    (86.6)   (365.5)
Other investments gains (losses)............................................   (132.5)    (25.1)     49.6
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $ (182.0) $ (111.7) $ (315.9)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2011       2010
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,843.4  $13,622.9
       Equity securities available-for-sale, at fair value.................................      59.1       70.8
       Commercial mortgage loans...........................................................   1,836.5    2,109.3
       Restricted commercial mortgage loans related to securitization entity...............      86.1      111.8
       Policy loans........................................................................     518.2      519.6
       Other invested assets ($1.4 and $1.6 restricted)....................................   1,296.1    1,167.4
                                                                                            ---------  ---------
              Total investments............................................................  17,639.4   17,601.8
   Cash and cash equivalents...............................................................     830.4      488.7
   Accrued investment income...............................................................     136.1      161.9
   Deferred acquisition costs..............................................................   3,347.0    3,226.2
   Intangible assets.......................................................................     225.6      369.5
   Goodwill................................................................................     450.9      450.9
   Reinsurance recoverable.................................................................   7,877.3    8,016.6
   Other assets............................................................................     454.7      406.1
   Separate account assets.................................................................   9,231.7   10,659.2
                                                                                            ---------  ---------
              Total assets................................................................. $40,193.1  $41,380.9
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,756.0  $ 9,821.4
       Policyholder account balances.......................................................  10,367.0   10,552.8
       Liability for policy and contract claims............................................     312.7      310.3
       Unearned premiums...................................................................      12.3       15.7
       Other liabilities...................................................................     495.7      763.3
       Non-recourse funding obligations....................................................   3,531.0    3,537.0
       Deferred income tax liability.......................................................   1,142.2      779.8
       Separate account liabilities........................................................   9,231.7   10,659.2
       Borrowings related to securitization entity, at fair value..........................      88.0      114.3
                                                                                            ---------  ---------
              Total liabilities............................................................  34,936.6   36,553.8
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,719.9    4,702.3
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     261.0      (68.0)
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................     (80.6)     (73.6)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     180.4     (141.6)
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      51.8       16.8
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     232.2     (124.8)
       Retained earnings...................................................................     278.8      224.0
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   5,256.5    4,827.1
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $40,193.1  $41,380.9
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2008.................... $25.6   $4,686.7    $(1,603.6)  $ 108.3    $3,217.0
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --       (188.4)    188.5         0.1
Comprehensive income (loss):
   Net loss.........................................    --         --           --      (1.3)       (1.3)
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --      1,143.9        --     1,143.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         17.7        --        17.7
   Derivatives qualifying as hedges.................    --         --        (33.7)       --       (33.7)
                                                                                                --------
Total comprehensive income (loss)...................                                             1,126.6
Other transactions with stockholder.................    --         --           --     (16.0)      (16.0)
                                                     -----   --------    ---------   -------    --------
Balances as of December 31, 2009....................  25.6    4,686.7       (664.1)    279.5     4,327.7
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --        101.8    (115.4)      (13.6)
Comprehensive income (loss):
   Net income.......................................    --         --           --      94.1        94.1
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --        376.9        --       376.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         56.2        --        56.2
   Derivatives qualifying as hedges.................    --         --          4.4        --         4.4
                                                                                                --------
Total comprehensive income (loss)...................                                               531.6
Other transactions with former parent...............    --       14.0           --     (29.7)      (15.7)
Other transactions with stockholder.................    --        1.6           --      (4.5)       (2.9)
                                                     -----   --------    ---------   -------    --------
Balances as of December 31, 2010....................  25.6    4,702.3       (124.8)    224.0     4,827.1
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --           --      69.3        69.3
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --        329.0        --       329.0
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         (7.0)       --        (7.0)
   Derivatives qualifying as hedges.................    --         --         35.0        --        35.0
                                                                                                --------
Total comprehensive income (loss)...................                                               426.3
Other transactions with stockholder.................    --       17.6           --     (14.5)        3.1
                                                     -----   --------    ---------   -------    --------
Balances as of December 31, 2011.................... $25.6   $4,719.9    $   232.2   $ 278.8    $5,256.5
                                                     =====   ========    =========   =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2011       2010       2009
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $    69.3  $    94.1  $    (1.3)
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................       9.8       (4.6)      60.0
       Equity in net (income) loss of unconsolidated subsidiary............       5.2      (20.0)      (4.4)
       Net investment losses (gains).......................................     182.0      111.7      315.9
       Charges assessed to policyholders...................................    (617.0)    (433.7)    (394.2)
       Acquisition costs deferred..........................................    (345.3)    (270.2)    (185.6)
       Amortization of deferred acquisition costs and intangibles..........     206.2      217.1      241.0
       Deferred income taxes...............................................     214.0      (32.5)    (289.7)
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................      29.9      (64.7)    (149.8)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     106.2       15.8       43.0
       Insurance reserves..................................................     620.3      516.2      699.6
       Other liabilities and other policy-related balances.................    (162.0)     163.9       58.9
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................     318.6      293.1      393.4
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,683.5    1,521.5    1,605.4
       Commercial mortgage loans...........................................     352.3      208.6      247.2
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      26.0       19.6         --
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   1,223.7      835.0    1,586.6
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,543.4)  (4,148.3)  (2,336.2)
       Commercial mortgage loans...........................................     (66.8)     (15.0)        --
   Other invested assets, net..............................................     (20.5)   1,247.4     (253.2)
   Policy loans, net.......................................................       1.4       (3.9)      (9.9)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................     656.2     (335.1)     839.9
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,374.2    1,664.7    1,421.8
   Withdrawals from universal life and investment contracts................  (1,941.5)  (2,480.9)  (3,448.7)
   Proceeds from short-term borrowings and other, net......................     (33.5)      92.6      (34.7)
   Redemption of non-recourse funding obligations..........................      (6.0)      (6.0)     (12.0)
   Repayment of borrowings related to securitization entities..............     (26.3)     (19.5)        --
   Capital contribution to unconsolidated subsidiary.......................        --         --       (0.1)
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................    (633.1)    (749.1)  (2,073.7)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................     341.7     (791.1)    (840.4)
Cash and cash equivalents at beginning of period...........................     488.7    1,279.8    2,120.2
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   830.4  $   488.7  $ 1,279.8
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2011 and 2010, the carrying value of our investment in GLICNY was $508.2 million and $418.1 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include: Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

   (b) Nature of Business

   In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff. Prior year amounts have been re-presented to conform to our reorganized operating segments.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance and group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and surrender fee income. For universal and term universal life insurance contracts, charges to contractholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2011 and 2010, the fair value of securities loaned under our securities lending program was $39.6 million and $114.9 million, respectively. As of December 31, 2011 and 2010, the fair value of collateral held under our securities lending program was $41.3 million and $119.2 million, respectively, and the offsetting obligation to return collateral of $41.3 million and $119.1 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2011 and 2010.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2011, 2010 and 2009, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Through 2010, we issued level premium term life insurance products whose premiums are contractually determined to be level through a period of time and then increase thereafter. Effective January 1, 2012, we intend to change our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models did not impact the reserving for our level premium term life insurance products.

   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our current accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting will floor the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We will implement this accounting change retrospectively, which will reduce retained earnings and stockholder's equity by approximately $99.3 million as of January 1, 2012, and will reduce net income (loss) by approximately $8.0 million, $3.7 million and $26.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE").

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

During this period, we were subject to a tax sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. We recognize the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   In 2009, we had retained interests in VIEs where we were the servicer and transferor of certain assets that were sold to a newly created VIE. In 2010, we de-recognized the retained interests assets due to consolidation and termination of the VIEs. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 15 for additional information related to these consolidated entities.

   (t) Accounting Changes

   Testing Goodwill for Impairment

   In September 2011, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                                   ACCUMULATED OTHER
                                     COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------              ----------------- ----------------- -------------------
Investment securities.............      $123.8            $(123.8)            $  --
Other invested assets/(1)/........         0.8               (1.0)             (0.2)
Provision for income taxes........       (44.1)              44.1                --
                                        ------            -------             -----
Net cumulative effect adjustment..      $ 80.5            $ (80.7)            $(0.2)
                                        ======            =======             =====

--------
/(1)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $3.1 million recorded to retained earnings with a partial offset recorded to accumulated other comprehensive income of $2.5 million.

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $132.5 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate a previously qualifying special-purpose entity. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entity and the amounts recorded for our interest in this entity prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $34.7 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $21.3 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The assets and liabilities of the newly consolidated entity were as follows as of January 1, 2010:

                                                                             AMOUNTS
                                                                          RECORDED UPON
(AMOUNTS IN MILLIONS)                                                   CONSOLIDATION/(1)/
---------------------                                                   -----------------
Assets
Restricted commercial mortgage loans...................................      $133.9
Other invested assets/(2)/.............................................       (34.2)
Accrued investment income..............................................         0.7
                                                                             ------
   Total assets........................................................       100.4
                                                                             ------
Liabilities
Other liabilities......................................................         0.7
Borrowings related to securitization entities..........................       133.9
                                                                             ------
   Total liabilities...................................................       134.6
                                                                             ------
   Net assets and liabilities of newly consolidated entities...........       (34.2)
   Less: amortized cost of fixed maturity securities previously
     recorded/(3)/.....................................................         0.8
                                                                             ------
   Cumulative effect adjustment to retained earnings upon adoption,
     pre-tax...........................................................       (35.0)
   Tax effect..........................................................         0.3
                                                                             ------
   Net cumulative effect adjustment to retained earnings upon adoption.      $(34.7)
                                                                             ======

--------
/(1)/Represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
/(2)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $99.0 million recorded to retained earnings. We recorded the effect of GLICNY's accounting adoption that impacted our investment in GLICNY of $34.2 million.
/(3)/Fixed maturity securities that were previously recorded had net unrealized investment gains of $2.0 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for loan losses. Borrowings related to securitization entities are recorded at unpaid principal.

   The borrowings of the entity were recorded at cost. See note 15 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Measuring Liabilities At Fair Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the FASB. This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

OCI. The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

                                        ACCUMULATED OTHER
                                          COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                     INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------                   ----------------- ----------------- -------------------
Investment securities..................      $(301.6)          $ 301.6             $  --
Adjustment to DAC......................          3.6              (4.5)             (0.9)
Adjustment to PVFP.....................          5.9              (5.8)              0.1
Adjustment to certain benefit reserves.           --               0.6               0.6
Provision for income taxes.............        103.7            (103.4)              0.3
                                             -------           -------             -----
Net cumulative effect adjustment.......      $(188.4)          $ 188.5             $ 0.1
                                             =======           =======             =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   (u) Accounting Pronouncements Not Yet Adopted

   In June 2011, the FASB issued new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

comprehensive income (loss) or in two separate but consecutive statements. This new accounting guidance is effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In May 2011, the FASB issued new accounting guidance for fair value measurements. This new accounting guidance clarifies existing fair value measurement requirements and changes certain fair value measurement principles and disclosure requirements that will be effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In April 2011, the FASB issued new accounting guidance for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The new guidance removes the requirement to consider a transferor's ability to fulfill its contractual rights from the criteria when determining effective control and is effective, for us, prospectively to any transactions occurring on or after January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial statements.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. This new guidance will be effective for us on January 1, 2012. We will adopt this new guidance retrospectively, which will reduce retained earnings and stockholder's equity by $485.7 million as of January 1, 2012, and will reduce net income by $12.4 million and $17.0 million for the years ended December 31, 2011 and 2010, respectively and reduce the net loss by $15.9 million for the year ended December 31, 2009. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2011    2010    2009
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $571.2  $557.5  $567.0
Commercial mortgage loans..................................................  111.5   120.7   136.7
Restricted commercial mortgage loans related to securitization entity/(1)/.   10.4    10.1      --
Equity securities..........................................................    1.4     3.9     1.8
Other invested assets......................................................   19.0    11.4   (77.8)
Policy loans...............................................................   32.6    32.2    31.8
Cash, cash equivalents and short-term investments..........................    0.9     2.7     8.8
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  747.0   738.5   668.3
Expenses and fees..........................................................  (21.4)  (20.9)  (23.6)
                                                                            ------  ------  ------
   Net investment income................................................... $725.6  $717.6  $644.7
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2011     2010     2009
---------------------                                              -------  -------  -------
Available-for-sale securities:
   Realized gains................................................. $  31.6  $  16.5  $  28.5
   Realized losses................................................   (47.7)   (40.6)   (70.1)
                                                                   -------  -------  -------
   Net realized gains (losses) on available-for-sale securities...   (16.1)   (24.1)   (41.6)
                                                                   -------  -------  -------
Impairments:
   Total other-than-temporary impairments.........................   (43.5)   (57.1)  (592.1)
   Portion of other-than-temporary impairments included in other
     comprehensive income (loss)..................................    (6.0)   (29.5)   226.6
                                                                   -------  -------  -------
   Net other-than-temporary impairments...........................   (49.5)   (86.6)  (365.5)
                                                                   -------  -------  -------
Derivative instruments/(1)/.......................................  (148.1)    18.2    112.1
Commercial mortgage loans.........................................     2.9    (17.1)   (10.3)
Trading securities................................................    28.6     (2.0)    (1.5)
Net gains related to securitization entity/(2)/...................     0.2      0.1       --
Other.............................................................      --     (0.2)    (9.1)
                                                                   -------  -------  -------
   Net investment gains (losses).................................. $(182.0) $(111.7) $(315.9)
                                                                   =======  =======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2011, 2010 and 2009 was $607.1 million, $404.2 million and $483.0 million, respectively, which was approximately 93.7%, 92.0% and 87.9%, respectively, of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                    2011     2010     2009
---------------------                                                   ------  -------  -------
Beginning balance...................................................... $327.0  $ 373.3  $    --
Adoption of new accounting guidance related to other-than-temporary
  impairments..........................................................     --       --    456.2
Adoption of new accounting guidance related to securitization entities.     --     (2.2)      --
Additions:
   Other-than-temporary impairments not previously recognized..........   12.4     26.7     48.7
   Increases related to other-than-temporary impairments previously
     recognized........................................................   34.8     53.7     86.1
Reductions:
   Securities sold, paid down or disposed..............................  (72.9)  (124.5)  (213.8)
   Securities where there is intent to sell............................     --       --     (3.9)
                                                                        ------  -------  -------
Ending balance......................................................... $301.3  $ 327.0  $ 373.3
                                                                        ======  =======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2011     2010      2009
---------------------                                    -------  -------  ---------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $ 503.5  $(163.6) $(1,080.2)
   Equity securities....................................    (0.9)    (0.6)      10.8
   Restricted other invested assets.....................      --       --       (1.7)
   Investment in unconsolidated subsidiary..............    79.0     18.8      (28.5)
   Other invested assets................................      --       --       (0.1)
                                                         -------  -------  ---------
       Subtotal.........................................   581.6   (145.4)  (1,099.7)
Adjustments to DAC, PVFP and benefit reserves...........  (345.8)   (84.8)      63.5
Income taxes, net.......................................   (55.4)    88.6      359.7
                                                         -------  -------  ---------
Net unrealized investment gains (losses)................ $ 180.4  $(141.6) $  (676.5)
                                                         =======  =======  =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2011     2010      2009
---------------------                                                           -------  -------  ---------
Beginning balance.............................................................. $(141.6) $(676.5) $(1,649.7)
Cumulative effect of changes in accounting.....................................      --    101.8     (188.4)
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   661.4    698.7    1,567.5
   Adjustment to DAC...........................................................   (92.2)   (58.1)    (131.8)
   Adjustment to PVFP..........................................................   (81.7)   (72.2)    (125.6)
   Adjustment to benefit reserves..............................................   (87.1)   (18.0)        --
   Provision for income taxes..................................................  (121.0)  (189.3)    (420.5)
                                                                                -------  -------  ---------
       Change in unrealized gains (losses) on investment securities............   279.4    361.1      889.6
Reclassification adjustments to net investment (gains) losses, net of taxes of
  $(23.0), $(38.7) and $(146.5)                                                    42.6     72.0      272.0
                                                                                -------  -------  ---------
Ending balance................................................................. $ 180.4  $(141.6) $  (676.5)
                                                                                =======  =======  =========

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,011.9    $  184.7        $ --         $    --       $    --   $ 1,196.6
   Government--non-U.S...............     119.2        23.2          --              --            --       142.4
   U.S. corporate....................   6,113.1       533.3          --           (61.4)         (0.4)    6,584.6
   Corporate--non-U.S................   1,855.4       100.4          --           (62.5)           --     1,893.3
   Residential mortgage-backed.......   1,929.8       144.1         3.0          (116.0)       (113.6)    1,847.3
   Commercial mortgage-backed........     859.8        20.3         0.7           (85.2)        (24.1)      771.5
   Other asset-backed................   1,450.7         5.3         0.1           (48.4)           --     1,407.7
                                      ---------    --------        ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,339.9     1,011.3         3.8          (373.5)       (138.1)   13,843.4
Equity securities....................      60.0         1.8          --            (2.7)           --        59.1
                                      ---------    --------        ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,399.9    $1,013.1        $3.8         $(376.2)      $(138.1)  $13,902.5
                                      =========    ========        ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,120.9     $ 41.5         $ --         $  (2.7)      $    --   $ 1,159.7
   Government--non-U.S...............     117.2       17.4           --            (0.4)           --       134.2
   U.S. corporate....................   6,248.8      223.5           --           (95.9)           --     6,376.4
   Corporate--non-U.S................   1,972.7       72.1           --           (48.2)           --     1,996.6
   Residential mortgage-backed.......   1,579.2       40.5          4.5          (134.9)       (108.4)    1,380.9
   Commercial mortgage-backed........   1,033.4       15.2          1.1          (126.9)        (15.9)      906.9
   Other asset-backed................   1,714.3        4.7           --           (50.5)         (0.3)    1,668.2
                                      ---------     ------         ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,786.5      414.9          5.6          (459.5)       (124.6)   13,622.9
Equity securities....................      71.4        1.5           --            (2.1)           --        70.8
                                      ---------     ------         ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,857.9     $416.4         $5.6         $(461.6)      $(124.6)  $13,693.7
                                      =========     ======         ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                                      LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                 ------------------------------ ------------------------------  ------------------------------
                                            GROSS                          GROSS                           GROSS
                                  FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------     -------- ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
   U.S. corporate............... $  646.9   $(15.0)      86     $  445.3  $ (46.8)       67     $1,092.2  $ (61.8)      153
   Corporate--non-U.S...........    359.5    (19.0)      42        223.5    (43.5)       25        583.0    (62.5)       67
   Residential mortgage-
     backed.....................    128.4     (2.9)      28        397.5   (226.7)      214        525.9   (229.6)      242
   Commercial mortgage-
     backed.....................     90.5    (13.1)      23        385.3    (96.2)      106        475.8   (109.3)      129
   Other asset-backed...........    136.3     (0.3)      13        192.5    (48.1)       24        328.8    (48.4)       37
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
   Subtotal, fixed maturity
     securities.................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)      628
Equity securities...............       --       --       --          4.6     (2.7)        4          4.6     (2.7)        4
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
  unrealized loss position...... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)      632
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===
% Below cost--fixed maturity
  securities:
   (less than)20% Below cost.... $1,346.5   $(43.7)     177     $1,139.4  $ (97.9)      213     $2,485.9  $(141.6)      390
   20%-50% Below cost...........     14.6     (4.9)       8        448.6   (245.4)      163        463.2   (250.3)      171
   (greater than)50% Below cost.      0.5     (1.7)       7         56.1   (118.0)       60         56.6   (119.7)       67
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
   Total fixed maturity
     securities.................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)      628
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
% Below cost--equity
  securities:
   (less than)20% Below cost....       --       --       --          0.6     (0.1)        3          0.6     (0.1)        3
   20%-50% Below cost...........       --       --       --          4.0     (2.6)        1          4.0     (2.6)        1
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
   Total equity securities......       --       --       --          4.6     (2.7)        4          4.6     (2.7)        4
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
  unrealized loss position...... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)      632
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===
Investment grade................ $1,229.0   $(37.8)     152     $  991.7  $(149.7)      211     $2,220.7  $(187.5)      363
Below investmentgrade/(3)/......    132.6    (12.5)      40        657.0   (314.3)      229        789.6   (326.8)      269
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
  unrealized loss position...... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)      632
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts included $134.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $138.1 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $132.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to credit spreads that have widened since acquisition for corporate securities across various industry sectors, including finance and insurance as well as utilities and energy. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 3.6% as of December 31, 2011.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $97.9 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BBB" and approximately 62.3% of the unrealized losses were related to investment grade securities as of December 31, 2011. These unrealized losses were attributable to the widening of credit spreads for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector as well as mortgage-backed and asset-backed securities. The average fair value percentage below cost for these securities was approximately 7.9% as of December 31, 2011. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2011:

                                                                 INVESTMENT GRADE
                                  ------------------------------------------------------------------------------
                                                20% TO 50%                           GREATER THAN 50%
                                  --------------------------------------- --------------------------------------
                                                    % OF TOTAL                             % OF TOTAL
                                           GROSS      GROSS                       GROSS      GROSS
                                  FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------      ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate................ $ 35.4   $(15.0)      2.9%        5     $ --    $   --      -- %        --
   Corporate--non-U.S............   67.6    (34.7)      6.7         9       --        --       --         --
   Structured securities:
       Residential mortgage-
         backed..................   35.6    (12.2)      2.4        19      6.1     (14.7)     2.9          6
       Commercial mortgage-
         backed..................   19.5     (7.9)      1.5         8      0.1      (0.2)      --          2
       Other asset-backed........    3.7     (1.4)      0.3         1       --        --       --         --
                                  ------   ------      ----        --     ----    ------      ---         --
       Total structured
         securities..............   58.8    (21.5)      4.2        28      6.2     (14.9)     2.9          8
                                  ------   ------      ----        --     ----    ------      ---         --
Total............................ $161.8   $(71.2)     13.8%       42     $6.2    $(14.9)     2.9%         8
                                  ======   ======      ====        ==     ====    ======      ===         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                              BELOW INVESTMENT GRADE
                                  ------------------------------------------------------------------------------
                                                20% TO 50%                           GREATER THAN 50%
                                  --------------------------------------- --------------------------------------
                                                    % OF TOTAL                             % OF TOTAL
                                           GROSS      GROSS                       GROSS      GROSS
                                  FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------      ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential mortgage-
         backed.................. $196.3  $(119.6)     23.3%       91     $27.0  $ (64.9)     12.6%       37
       Commercial mortgage-
         backed..................   41.9    (19.9)      3.9        26      21.7    (36.4)      7.1        14
       Other asset-backed........   48.6    (34.7)      6.7         4       1.2     (1.8)      0.3         1
                                  ------  -------      ----       ---     -----  -------      ----        --
       Total structured
         securities..............  286.8   (174.2)     33.9       121      49.9   (103.1)     20.0        52
                                  ------  -------      ----       ---     -----  -------      ----        --
Total............................ $286.8  $(174.2)     33.9%      121     $49.9  $(103.1)     20.0%       52
                                  ======  =======      ====       ===     =====  =======      ====        ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See below for further discussion of gross unrealized losses by asset class.

   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2011:

                                                             INVESTMENT GRADE
                              ------------------------------------------------------------------------------
                                            20% TO 50%                           GREATER THAN 50%
                              --------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                              FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)  VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------  ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
   Industry:
   Finance and insurance..... $ 99.2   $(48.5)     9.4%        13      $--     $--        -- %        --
   Technology and
     communications..........    3.8     (1.2)     0.2          1       --      --         --         --
                              ------   ------      ---         --      ---     ---        ---         --
   Total..................... $103.0   $(49.7)     9.6%        14      $--     $--         --%        --
                              ======   ======      ===         ==      ===     ===        ===         ==

   Of the total unrealized losses of $49.7 million for corporate fixed maturity securities presented in the preceding table, $48.5 million, or 97.6%, of the unrealized losses related to issuers in the finance and insurance sector that were 32.8% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2011. Of the $48.5 million of unrealized losses related to the finance and insurance industry, $35.1 million related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $313.7 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $120.4 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment. The extent and duration of the unrealized loss position on our structured securities is due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2011.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                         LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                    ------------------------------ ------------------------------  --------------------
                                               GROSS                          GROSS                           GROSS
                                     FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)         VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/
----------------------------        -------- ---------- ---------- -------- ----------  ---------- -------- ----------
DESCRIPTION OF SECURITIES
    U.S. government, agencies
     and government-
     sponsored enterprises......... $  202.4   $ (2.7)      21     $     --  $    --        --     $  202.4  $  (2.7)
    Government--non-U.S............      5.9     (0.4)       2           --       --        --          5.9     (0.4)
    U.S. corporate.................  1,025.3    (28.2)     217        646.4    (67.7)       89      1,671.7    (95.9)
    Corporate--non-U.S.............    260.6     (4.2)      47        351.2    (44.0)       31        611.8    (48.2)
    Residential mortgage-
     backed........................     64.1     (1.6)      22        592.7   (241.7)      238        656.8   (243.3)
    Commercial mortgage-
     backed........................     71.0     (1.4)       9        539.1   (141.4)      146        610.1   (142.8)
    Other asset-backed.............    298.1     (0.4)      18        329.9    (50.4)       38        628.0    (50.8)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Subtotal, fixed maturity
     securities....................  1,927.4    (38.9)     336      2,459.3   (545.2)      542      4,386.7   (584.1)
Equity securities                        6.9     (1.9)       2          0.6     (0.2)        5          7.5     (2.1)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)
                                    ========   ======      ===     ========  =======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $1,926.1   $(38.2)     330     $1,859.5  $(158.7)      300     $3,785.6  $(196.9)
    20%-50% Below cost.............      1.2     (0.4)       3        546.4   (270.3)      168        547.6   (270.7)
    (greater than)50% Below cost...      0.1     (0.3)       3         53.4   (116.2)       74         53.5   (116.5)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total fixed maturity
     securities....................  1,927.4    (38.9)     336      2,459.3   (545.2)      542      4,386.7   (584.1)
                                    --------   ------      ---     --------  -------       ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost......      2.2     (0.1)       1           --       --        --          2.2     (0.1)
    20%-50% Below cost.............      4.7     (1.8)       1          0.6     (0.2)        5          5.3     (2.0)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total equity securities........      6.9     (1.9)       2          0.6     (0.2)        5          7.5     (2.1)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)
                                    ========   ======      ===     ========  =======       ===     ========  =======
Investment grade................... $1,867.5   $(38.6)     320     $1,619.9  $(227.4)      303     $3,487.4  $(266.0)
Below investment grade/(3)/........     66.8     (2.2)      18        840.0   (318.0)      244        906.8   (320.2)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)
                                    ========   ======      ===     ========  =======       ===     ========  =======

                                    ----------

                                    NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)        SECURITIES
----------------------------        ----------
DESCRIPTION OF SECURITIES
    U.S. government, agencies
     and government-
     sponsored enterprises.........     21
    Government--non-U.S............      2
    U.S. corporate.................    306
    Corporate--non-U.S.............     78
    Residential mortgage-
     backed........................    260
    Commercial mortgage-
     backed........................    155
    Other asset-backed.............     56
                                       ---
    Subtotal, fixed maturity
     securities....................    878
Equity securities                        7
                                       ---
Total for securities in an
 unrealized loss position..........    885
                                       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......    630
    20%-50% Below cost.............    171
    (greater than)50% Below cost...     77
                                       ---
    Total fixed maturity
     securities....................    878
                                       ---
% Below cost--equity securities:
    (less than)20% Below cost......      1
    20%-50% Below cost.............      6
                                       ---
    Total equity securities........      7
                                       ---
Total for securities in an
 unrealized loss position..........    885
                                       ===
Investment grade...................    623
Below investment grade/(3)/........    262
                                       ---
Total for securities in an
 unrealized loss position..........    885
                                       ===

--------
/(1)/Amounts included $124.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $124.6 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $116.1 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2011 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $ 1,181.9    $ 1,188.1
       Due after one year through five years..     2,125.9      2,148.8
       Due after five years through ten years.     1,798.6      1,953.1
       Due after ten years....................     3,993.2      4,526.9
                                                 ---------    ---------
              Subtotal........................     9,099.6      9,816.9
       Residential mortgage-backed............     1,929.8      1,847.3
       Commercial mortgage-backed.............       859.8        771.5
       Other asset-backed.....................     1,450.7      1,407.7
                                                 ---------    ---------
              Total...........................   $13,339.9    $13,843.4
                                                 =========    =========

   As of December 31, 2011, $992.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2011, securities issued by utilities and energy, finance and insurance, and consumer--non-cyclical industry groups represented approximately 23.2%, 21.4% and 11.8% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2011, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2011 and 2010, $8.2 million and $8.3 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2011                      2010
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Industrial...........................................    $  566.1       30.6%      $  579.7       27.3%
Office...............................................       553.8       29.9          623.6       29.3
Retail...............................................       453.5       24.5          514.1       24.2
Apartments...........................................       146.4        7.9          194.4        9.1
Mixed use/other......................................       131.0        7.1          214.5       10.1
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,850.8      100.0%       2,126.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.1                       1.5
   Allowance for losses..............................       (15.4)                    (18.5)
                                                         --------                  --------
   Total.............................................    $1,836.5                  $2,109.3
                                                         ========                  ========

                                                                2011                      2010
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  620.8       33.5%      $  571.0       26.8%
Pacific..............................................       456.3       24.7          594.9       28.0
Middle Atlantic......................................       196.2       10.6          260.3       12.2
East North Central...................................       177.5        9.6          203.1        9.6
Mountain.............................................       106.4        5.7          119.5        5.6
West North Central...................................       103.3        5.6          110.1        5.2
West South Central...................................        71.2        3.8           72.3        3.4
East South Central...................................        64.1        3.5           82.4        3.9
New England..........................................        55.0        3.0          112.7        5.3
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,850.8      100.0%       2,126.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.1                       1.5
   Allowance for losses..............................       (15.4)                    (18.5)
                                                         --------                  --------
   Total.............................................    $1,836.5                  $2,109.3
                                                         ========                  ========

   As of December 31, 2011 and 2010, our total mortgage holdings secured by real estate in California was $293.3 million and $422.7 million, respectively, which was 16.0% and 19.9%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2011
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Industrial..................     $1.2         $--            $--          $1.2    $  564.9  $  566.1
   Office......................      3.8          --             --           3.8       550.0     553.8
   Retail......................       --          --             --            --       453.5     453.5
   Apartments..................       --          --             --            --       146.4     146.4
   Mixed use/other.............      1.2          --             --           1.2       129.8     131.0
                                    ----         ---            ---          ----    --------  --------
   Total recorded investment...     $6.2         $--            $--          $6.2    $1,844.6  $1,850.8
                                    ====         ===            ===          ====    ========  ========
% of total commercial mortgage
  loans........................      0.3%         --%            --%          0.3%       99.7%    100.0%
                                    ====         ===            ===          ====    ========  ========

                                                                  2010
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Industrial..................     $--          $--           $ --          $ --    $  579.7  $  579.7
   Office......................      --           --            3.5           3.5       620.1     623.6
   Retail......................      --           --             --            --       514.1     514.1
   Apartments..................      --           --             --            --       194.4     194.4
   Mixed use/other.............      --           --             --            --       214.5     214.5
                                    ---          ---           ----          ----    --------  --------
   Total recorded investment...     $--          $--           $3.5          $3.5    $2,122.8  $2,126.3
                                    ===          ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................      --%          --%           0.2%          0.2%       99.8%    100.0%
                                    ===          ===           ====          ====    ========  ========

   As of December 31, 2011 and 2010, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. As of December 31, 2011, we had no loans that were on nonaccrual status. As of December 31, 2010, we had $3.5 million of loans that were on nonaccrual status related to the office property type.

   As of and for the years ended December 31, 2011 and 2010, we modified or extended 18 and 10 commercial mortgage loans, respectively, with a total carrying value of $140.9 million and $176.1 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                                 2011      2010
---------------------                                               --------  --------
Allowance for credit losses:
   Beginning balance............................................... $   18.5  $   15.0
   Charge-offs/(1)/................................................       --     (14.6)
   Recoveries......................................................       --        --
                                                                    --------  --------
   Provision.......................................................     (3.1)     18.1
                                                                    ========  ========
   Ending balance.................................................. $   15.4  $   18.5
                                                                    ========  ========
   Ending allowance for individually impaired loans................ $     --  $     --
                                                                    ========  ========
   Ending allowance for loans not individually impaired that were
     evaluated collectively for impairment......................... $   15.4  $   18.5
                                                                    ========  ========

Recorded investment:
   Ending balance.................................................. $1,850.8  $2,126.3
                                                                    ========  ========
   Ending balance of individually impaired loans................... $     --  $    4.2
                                                                    ========  ========
   Ending balance of loans not individually impaired that were evaluated collectively for impairment......................... $1,850.8  $2,122.1
                                                                    ========  ========

--------
/(1)/Charge-offs in 2010 included $13.0 million related to held-for-sale commercial mortgage loans that were sold.

   The following table presents the activity in the allowance for losses as of or for the year ended December 31:

                          (AMOUNTS IN MILLIONS)  2009
                          ---------------------  -----
                           Beginning balance.... $ 7.4
                           Provision............   7.6
                                                 -----
                           Ending balance....... $15.0
                                                 =====

   As of December 31, 2011, we had no commercial mortgage loans that were individually impaired. The following table sets forth our individually impaired commercial mortgage loans by property type as of December 31, 2010:

                                   UNPAID                          AVERAGE    INTEREST
                        RECORDED  PRINCIPAL              RELATED   RECORDED    INCOME
(AMOUNTS IN MILLIONS)  INVESTMENT  BALANCE  CHARGE-OFFS ALLOWANCE INVESTMENT RECOGNIZED
---------------------  ---------- --------- ----------- --------- ---------- ----------
 Property type:
    Industrial........    $1.1      $1.2       $0.1        $--       $1.1       $--
    Office............     3.1       4.6        1.5         --       $1.5        --
    Retail............      --        --         --         --       $ --        --
    Apartments........      --        --         --         --       $ --        --
   Mixed use/other....      --        --         --         --       $ --        --
                          ----      ----       ----        ---                  ---
    Total.............    $4.2      $5.8       $1.6        $--       $1.4       $--
                          ====      ====       ====        ===                  ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2011
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Industrial.................  $160.0   $134.0    $170.4     $ 98.0       $ 3.7      $  566.1
   Office.....................   197.9     91.9     186.2       67.6        10.2         553.8
   Retail.....................   140.2     54.0     207.9       46.6         4.8         453.5
   Apartments.................    60.3     29.8      38.3       18.0          --         146.4
   Mixed use/other............    14.4     16.4      18.8        9.1        72.3         131.0
                                ------   ------    ------     ------       -----      --------
   Total......................  $572.8   $326.1    $621.6     $239.3       $91.0      $1,850.8
                                ======   ======    ======     ======       =====      ========
% of total....................    30.9%    17.6%     33.7%      12.9%        4.9%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.43     1.79      1.57       1.07        4.64          1.96
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $91.0 million of loans in good standing, with a total weighted-average loan-to-value of 110.7%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                            2010
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Industrial.................  $180.1   $152.7    $131.7     $ 90.0       $25.2      $  579.7
   Office.....................   134.1    116.9     171.4      147.2        54.0         623.6
   Retail.....................   135.8     78.6     172.9      121.2         5.6         514.1
   Apartments.................    39.2     22.0      65.3       67.9          --         194.4
   Mixed use/other............    12.6      7.9       6.7      177.8         9.5         214.5
                                ------   ------    ------     ------       -----      --------
   Total......................  $501.8   $378.1    $548.0     $604.1       $94.3      $2,126.3
                                ======   ======    ======     ======       =====      ========
% of total....................    23.6%    17.8%     25.8%      28.4%        4.4%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.17     1.90      1.45       3.62        1.06          2.30
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $0.7 million of impaired loans and $93.6 million of loans in good standing, with a total weighted-average loan-to-value of 114.2%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                     2011
                                -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Industrial..................     $ 87.0       $ 87.3      $ 90.0      $203.5         $ 98.3       $  566.1
   Office......................       47.6         42.4       128.3       112.1          148.8          479.2
   Retail......................       27.7         80.2       129.4       110.2          104.8          452.3
   Apartments..................        1.8         21.5        27.9        77.4           17.8          146.4
   Mixed use/other.............         --         12.8        28.1         7.4           16.3           64.6
                                    ------       ------      ------      ------         ------       --------
   Total.......................     $164.1       $244.2      $403.7      $510.6         $386.0       $1,708.6
                                    ======       ======      ======      ======         ======       ========
% of total.....................        9.6%        14.3%       23.6%       29.9%          22.6%         100.0%
                                    ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.       79.6%        71.4%       63.8%       55.6%          43.5%          59.4%
                                    ======       ======      ======      ======         ======       ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                                    2010
                                ----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 -1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ---------- ----------- ----------------- --------
Property type:
   Industrial..................     $ 73.9       $ 72.1      $ 82.7     $234.5         $115.9       $  579.1
   Office......................       38.8         58.5        76.2      162.9          197.8          534.2
   Retail......................       31.4        101.8       140.3      113.1          125.9          512.5
   Apartments..................        2.9         14.6        39.7       60.3           25.8          143.3
   Mixed use/other.............        9.5          9.9         5.9       27.7           11.4           64.4
                                    ------       ------      ------     ------         ------       --------
   Total.......................     $156.5       $256.9      $344.8     $598.5         $476.8       $1,833.5
                                    ======       ======      ======     ======         ======       ========
% of total.....................        8.6%        14.0%       18.8%      32.6%          26.0%         100.0%
                                    ======       ======      ======     ======         ======       ========
Weighted-average loan-to-value.       88.5%        67.0%       66.2%      57.9%          51.9%          61.8%
                                    ======       ======      ======     ======         ======       ========

   The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31:

                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Industrial..................      $--           $--        $  --        $--          $   --       $   --
   Office......................       --            --           --         --            74.6         74.6
   Retail......................       --            --          1.2         --              --          1.2
   Apartments..................       --            --           --         --              --           --
   Mixed use/other.............       --            --           --         --            66.4         66.4
                                     ---           ---        -----        ---          ------       ------
   Total.......................      $--           $--        $ 1.2        $--          $141.0       $142.2
                                     ===           ===        =====        ===          ======       ======
% of total.....................       --%           --%         0.8%        --%           99.2%       100.0%
                                     ===           ===        =====        ===          ======       ======
Weighted-average loan-to-value.       --%           --%        15.0%        --%           81.0%        80.5%
                                     ===           ===        =====        ===          ======       ======

                                                                   2010
                                --------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 -1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ---------- ----------- ----------------- ------
Property type:
   Industrial..................     $ 0.6          $--        $--        $  --         $   --       $  0.6
   Office......................        --           --         --           --           89.4         89.4
   Retail......................        --           --         --          1.6             --          1.6
   Apartments..................        --           --         --         21.5           29.6         51.1
   Mixed use/other.............        --           --         --           --          150.1        150.1
                                    -----          ---        ---        -----         ------       ------
   Total.......................     $ 0.6          $--        $--        $23.1         $269.1       $292.8
                                    =====          ===        ===        =====         ======       ======
% of total.....................       0.2%          --%        --%         7.9%          91.9%       100.0%
                                    =====          ===        ===        =====         ======       ======
Weighted-average loan-to-value.      31.8%          --%        --%        93.3%          81.4%        82.3%
                                    =====          ===        ===        =====         ======       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   The following tables set forth additional information regarding our restricted commercial mortgage loans related to a securitization entity as of December 31:

                                     2011                      2010
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Property type:
  Retail..................     $42.3         49.1%       $ 50.3        44.9%
  Office..................      20.2         23.4          30.1        26.8
  Industrial..............      15.1         17.5          19.4        17.3
  Apartments..............       5.6          6.5           6.4         5.7
  Mixed use/other.........       3.0          3.5           5.9         5.3
                               -----        -----        ------       -----
     Subtotal.............      86.2        100.0%        112.1       100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                      (0.3)
                               -----                     ------
     Total................     $86.1                     $111.8
                               =====                     ======

                                     2011                      2010
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Geographic region:
  Pacific.................     $23.1         26.8%       $ 29.0        25.9%
  South Atlantic..........      22.1         25.6          25.7        22.9
  Middle Atlantic.........      12.5         14.5          14.0        12.5
  East North Central......      12.2         14.2          14.2        12.7
  West North Central......       6.3          7.3           7.3         6.5
  Mountain................       5.9          6.8           9.2         8.2
  East South Central......       2.2          2.6          10.5         9.4
  West South Central......       1.3          1.5           1.6         1.4
  New England.............       0.6          0.7           0.6         0.5
                               -----        -----        ------       -----
     Subtotal.............      86.2        100.0%        112.1       100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                      (0.3)
                               -----                     ------
     Total................     $86.1                     $111.8
                               =====                     ======

   Of our restricted commercial mortgage loans as of December 31, 2011, $83.4 million were current, $1.5 million were 61 to 90 days past due and $1.3 million were past due for more than 90 days and still accruing interest. As of December 31, 2010, all restricted commercial mortgage loans were current and there were no restricted commercial mortgage loans on nonaccrual status.

   As of December 31, 2011 and 2010, loans not individually impaired that were evaluated collectively for impairment were $86.2 million and $110.5 million, respectively, of the total recorded investment of restricted commercial mortgage loans of $86.2 million and $112.1 million, respectively. A reduction in credit losses of $0.2 million was recorded during the year ended
December 31, 2011, resulting in an ending allowance for credit losses balance of $0.1 million as of December 31, 2011. A provision for credit losses of $0.8 million was recorded during the year ended December 31, 2010, of which $0.5 million was required upon consolidation of a securitization entity as of January 1, 2010. We also recorded charge-offs of $0.5 million during 2010 related to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

our individually impaired restricted commercial mortgage loans, resulting in an ending allowance for credit losses balance of $0.3 million as of December 31, 2010.

   In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of December 31:

                                                             2011
              -                ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $40.9     $ 1.4     $  --     $   --          $--        $ 42.3
   Office.....................   10.6       2.4       5.9        1.3           --          20.2
   Industrial.................   13.3       1.8        --         --           --          15.1
   Apartments.................    5.6        --        --         --           --           5.6
   Mixed use/other............    3.0        --        --         --           --           3.0
                                -----     -----     -----     ------          ---        ------
   Total recorded investments.  $73.4     $ 5.6     $ 5.9     $  1.3          $--        $ 86.2
                                =====     =====     =====     ======          ===        ======
% of total....................   85.1%      6.5%      6.9%       1.5%          --%        100.0%
                                =====     =====     =====     ======          ===        ======
Weighted-average debt service
  coverage ratio..............   1.80      1.27      2.38      (0.13)          --          1.78
                                =====     =====     =====     ======          ===        ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                             2010
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $ 44.6    $ 1.8     $ 1.3     $ 2.6           $--        $ 50.3
   Office.....................    24.4      2.7        --       3.0            --          30.1
   Industrial.................    19.4       --        --        --            --          19.4
   Apartments.................     6.4       --        --        --            --           6.4
   Mixed use/other............     5.9       --        --        --            --           5.9
                                ------    -----     -----     -----           ---        ------
   Total recorded investments.  $100.7    $ 4.5     $ 1.3     $ 5.6           $--        $112.1
                                ======    =====     =====     =====           ===        ======
% of total....................    90.0%     4.0%      1.1%      4.9%           --%        100.0%
                                ======    =====     =====     =====           ===        ======
Weighted-average debt service
  coverage ratio..............    1.77     0.89      1.33      1.76            --          1.73
                                ======    =====     =====     =====           ===        ======

   The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31:

                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.4         $ 6.6       $14.9       $13.6          $ 5.8       $ 42.3
   Office......................       3.7            --          --         8.4            8.1         20.2
   Industrial..................       0.7           2.7          --        10.5            1.2         15.1
   Apartments..................        --            --         3.9          --            1.7          5.6
   Mixed use/other.............        --            --          --          --            3.0          3.0
                                    -----         -----       -----       -----          -----       ------
   Total recorded investments..     $ 5.8         $ 9.3       $18.8       $32.5          $19.8       $ 86.2
                                    =====         =====       =====       =====          =====       ======
% of total.....................       6.7%         10.8%       21.8%       37.7%          23.0%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      58.9%         38.2%       33.5%       32.8%          29.8%        34.6%
                                    =====         =====       =====       =====          =====       ======

                                                                    2010
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 7.4         $ 3.0       $17.0       $17.0          $ 5.9       $ 50.3
   Office......................       4.0            --        11.4         5.9            8.8         30.1
   Industrial..................        --            --         3.7        14.3            1.4         19.4
   Apartments..................        --            --         4.5          --            1.9          6.4
   Mixed use/other.............        --            --          --         2.8            3.1          5.9
                                    -----         -----       -----       -----          -----       ------
   Total recorded investments..     $11.4         $ 3.0       $36.6       $40.0          $21.1       $112.1
                                    =====         =====       =====       =====          =====       ======
% of total.....................      10.1%          2.7%       32.6%       35.7%          18.9%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      48.0%         38.4%       39.4%       39.5%          32.3%        38.9%
                                    =====         =====       =====       =====          =====       ======

   There were no floating rate restricted commercial mortgage loans as of December 31, 2011 or 2010.

   See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                       2011                      2010
                                             ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                        CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                        -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.....    $  508.2       39.1%      $  418.1       35.9%
Trading securities..........................       454.6       35.1          274.1       23.5
Limited partnerships........................       122.6        9.5          133.9       11.5
Derivatives.................................        66.0        5.1          122.4       10.5
Short-term investments......................        58.0        4.5           25.0        2.1
Securities lending collateral...............        41.3        3.2          119.2       10.2
Derivatives counterparty collateral.........        38.3        3.0           68.2        5.8
Real estate owned...........................         4.0        0.3             --         --
Restricted other invested assets related to
  securitization entity/(1)/................         1.4        0.1            1.6        0.1
Other investments...........................         1.7        0.1            4.9        0.4
                                                --------      -----       --------      -----
   Total other invested assets..............    $1,296.1      100.0%      $1,167.4      100.0%
                                                ========      =====       ========      =====

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table sets forth our positions in derivative instruments as of December 31:

                                                 DERIVATIVE ASSETS              DERIVATIVE LIABILITIES
                                         --------------------------------  --------------------------------
                                              BALANCE         FAIR VALUE       BALANCE         FAIR VALUE
                                               SHEET         ------------       SHEET         -------------
(AMOUNTS IN MILLIONS)                      CLASSIFICATION    2011   2010    CLASSIFICATION     2011   2010
---------------------                    --------------      ----- ------  --------------     ------ ------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                           Other invested                         Other
   Interest rate swaps..................       assets        $25.0 $ 61.5      liabilities    $  0.5 $  3.5
                                                             ----- ------                     ------ ------
   Total fair value hedges..............                      25.0   61.5                        0.5    3.5
                                                             ----- ------                     ------ ------
   Total derivatives designated as
     hedges.............................                      25.0   61.5                        0.5    3.5
                                                             ----- ------                     ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                           Other invested                         Other
Interest rate swaps.....................       assets          5.5    6.1      liabilities       8.3   13.8
                                           Other invested                         Other
Equity return swaps.....................       assets          6.6     --      liabilities       2.8    3.1
                                           Other invested                         Other
Credit default swaps....................       assets          0.4    0.9      liabilities       0.1     --
                                           Other invested                         Other
Equity index options....................       assets         22.6   30.9      liabilities        --    2.6
                                           Other invested                         Other
Financial futures.......................       assets           --     --      liabilities        --     --
                                           Other invested                         Other
Limited guarantee.......................       assets          5.9   23.0      liabilities        --     --
                                                                              Policyholder
                                             Reinsurance                         account
GMWB embedded derivatives...............  recoverable/(1)/    13.9   (4.1)    balances/(2)/    433.6  107.8
                                                             ----- ------                     ------ ------
   Total derivatives not designated as
     hedges.............................                      54.9   56.8                      444.8  127.3
                                                             ----- ------                     ------ ------
   Total derivatives....................                     $79.9 $118.3                     $445.3 $130.8
                                                             ===== ======                     ====== ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                 MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
----------------------                   ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional       $1,203.8      $     --   $  (627.9)      $  575.9
                                                         --------      --------   ---------       --------
   Total fair value hedges..............                  1,203.8            --      (627.9)         575.9
                                                         --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                  1,203.8            --      (627.9)         575.9
                                                         --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional          645.0          54.2      (176.7)         522.5
Equity return swaps.....................  Notional          208.4         297.9      (208.4)         297.9
Credit default swaps....................  Notional           56.1            --          --           56.1
Equity index options....................  Notional          686.1         159.5      (522.4)         323.2
Financial futures.......................  Notional        3,742.4       5,159.6    (6,200.2)       2,701.8
Limited guarantee.......................  Notional          250.0            --          --          250.0
                                                         --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                  5,588.0       5,671.2    (7,107.7)       4,151.5
                                                         --------      --------   ---------       --------
   Total derivatives....................                 $6,791.8      $5,671.2   $(7,735.6)      $4,727.4
                                                         ========      ========   =========       ========

                                                                                 MATURITIES/
(NUMBER OF POLICIES)                     MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
--------------------                     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives...............  Policies         43,386           582      (2,342)        41,626

   We did not have any derivatives with counterparties that can be terminated at the option of the derivative counterparty as of December 31, 2011.

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.2             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI   FROM OCI/(1)/   NET INCOME (LOSS)  (LOSS)/(2)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................         --               0.1         gains (losses)         --       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Amounts included $0.1 million of gains reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).
/(2)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   For the year ended December 31, 2009, there were no active cash flow hedges.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                    2011   2010   2009
---------------------                                                    ----- -----  ------
Derivatives qualifying as effective accounting hedges as of January 1... $16.8 $12.4  $ 46.1
Current period increases (decreases) in fair value......................  34.8   4.7   (33.7)
Reclassification to net (income) loss...................................   0.2  (0.3)     --
                                                                         ----- -----  ------
Derivatives qualifying as effective accounting hedges as of December 31. $51.8 $16.8  $ 12.4
                                                                         ===== =====  ======

   Derivatives qualifying as effective accounting hedges contained $51.7 million, $16.5 million and $11.9 million, net of taxes, for the years ended December 31, 2011, 2010 and 2009, respectively, from our investment in GLICNY. The $51.7 million, net of taxes, recorded in stockholder's equity as of December 31, 2011 is

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

expected to be reclassified to future net income (loss) through our equity in income of unconsolidated subsidiary. There are no amounts expected to be reclassified to future income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments. No amounts were reclassified to net income (loss) during the years ended December 31, 2011, 2010 and 2009 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  1.5      gains (losses)        $(4.8)         income            $(1.4)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (39.2)     gains (losses)         45.7     Interest credited       39.1      gains (losses)
                          ------                            -----                            -----
   Total..............    $(37.7)                           $40.9                            $37.7
                          ======                            =====                            =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  2.8      gains (losses)        $(5.6)         income            $(2.5)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (37.6)     gains (losses)         (0.1)    Interest credited       37.3      gains (losses)
                          ------                            -----                            -----
   Total..............    $(34.8)                           $(5.7)                           $34.8
                          ======                            =====                            =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2009:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  5.3      gains (losses)        $(8.9)         income            $(5.6)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (46.6)     gains (losses)         75.3     Interest credited       44.5      gains (losses)
                          ------                            -----                            -----
   Total..............    $(41.3)                           $66.4                            $38.9
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                   CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                      2011    2010     2009            IN NET INCOME (LOSS)
---------------------                    -------  ------  -------  ----------------------------------------
Interest rate swaps..................... $   3.3  $145.7  $(238.2)      Net investment gains (losses)
Equity return swaps.....................     2.1   (11.2)      --       Net investment gains (losses)
Credit default swaps....................     0.2     1.0      6.5       Net investment gains (losses)
Equity index options....................     0.8   (69.2)  (114.1)      Net investment gains (losses)
Financial futures.......................   150.3   (99.0)  (199.7)      Net investment gains (losses)
Limited guarantee.......................   (17.2)   (6.9)    24.5       Net investment gains (losses)
GMWB embedded derivatives...............  (287.6)   57.7    635.5       Net investment gains (losses)
                                         -------  ------  -------
   Total derivatives not designated as
     hedges............................. $(148.1) $ 18.1  $ 114.5
                                         =======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Derivative Counterparty Credit Risk

   As of December 31, 2011 and 2010, net fair value assets by counterparty totaled $49.9 million and $81.1 million, respectively. As of December 31, 2011 and 2010, net fair value liabilities by counterparty totaled $1.5 million and $4.7 million, respectively. As of December 31, 2011 and 2010, we retained collateral of $38.3 million and $68.2 million, respectively, related to these agreements, including over collateralization of $5.4 million and $9.7 million, respectively, from certain counterparties. As of December 31, 2011 and 2010, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2011 and 2010, we could have been allowed to claim up to $17.0 million and $22.6 million, respectively, from counterparties and required to disburse up to $1.5 million and $4.7 million, respectively. This represented the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2011                        2010
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AA
   Matures after one year through five years..  $ 6.0    $ --     $ --      $ 6.0    $0.1      $--
   Matures after five years through ten years.    5.0      --       --        5.0      --       --
A
   Matures after one year through five years..   16.5     0.1      0.1       16.5     0.2       --
BBB
   Matures after one year through five years..   23.6     0.3       --       23.6     0.6       --
   Matures after five years through ten years.    5.0      --       --        5.0      --       --
                                                -----    ----     ----      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $56.1    $0.4     $0.1      $56.1    $0.9      $--
                                                =====    ====     ====      =====    ====      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2011      2010    2009/(1)/
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $3,255.0  $3,150.8  $3,137.3
   Costs deferred.................................................    345.3     270.2     185.6
   Amortization, net of interest accretion........................   (136.1)   (166.0)   (203.0)
   Cumulative effect of changes in accounting.....................       --        --      (4.5)
   Reinsurance transactions/(2)/..................................      3.8        --      35.4
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,468.0   3,255.0   3,150.8
   Accumulated effect of net unrealized investment (gains) losses.   (121.0)    (28.8)     29.3
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,347.0  $3,226.2  $3,180.1
                                                                   ========  ========  ========

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net unfavorable impact of $0.9 million on DAC.
/(2)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2011 and 2010, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable. Loss recognition testing of our variable annuity products in our Runoff segment resulted in an increase in amortization of DAC of $49.0 million in 2009 reflecting unfavorable equity market performance.

(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                       2011                  2010
                                               --------------------  --------------------
                                                GROSS                 GROSS
                                               CARRYING ACCUMULATED  CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)                           AMOUNT  AMORTIZATION  AMOUNT  AMORTIZATION
---------------------                          -------- ------------ -------- ------------
PVFP..........................................  $571.4    $(408.4)    $653.1    $(353.3)
Capitalized software..........................   174.3     (130.7)     162.3     (115.7)
Deferred sales inducements to contractholders.    43.1      (24.1)      42.9      (19.8)
Other.........................................     2.5       (2.5)       2.5       (2.5)
                                                ------    -------     ------    -------
   Total......................................  $791.3    $(565.7)    $860.8    $(491.3)
                                                ======    =======     ======    =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2011, 2010 and 2009 was $70.1 million, $51.1 million and $38.0 million, respectively. Amortization expense related to deferred sales inducements of $4.3 million, $2.3 million and $7.0 million, respectively, for the years ended December 31, 2011, 2010 and 2009 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2011    2010   2009/(1)/
---------------------                                              -------  ------  --------
Unamortized balance as of January 1............................... $ 337.8  $375.1   $406.4
   Amortization...................................................   (72.6)  (57.8)   (47.8)
   Interest accreted at 5.6%, 5.8% and 5.7%.......................    17.5    20.5     22.3
   Cumulative effect of change in accounting......................      --      --     (5.8)
                                                                   -------  ------   ------
Unamortized balance as of December 31.............................   282.7   337.8    375.1
   Accumulated effect of net unrealized investment (gains) losses.  (119.7)  (38.0)    34.2
                                                                   -------  ------   ------
Balance as of December 31......................................... $ 163.0  $299.8   $409.3
                                                                   =======  ======   ======

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.1 million on PVFP.

   The percentage of the December 31, 2011 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2012. 4.7%
                                   2013. 3.6%
                                   2014. 5.0%
                                   2015. 7.1%
                                   2016. 9.3%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for our U.S. Life Insurance segment was $450.9 million as of December 31, 2011 and 2010.

   Goodwill impairment losses

   There were no goodwill impairment charges recorded in 2011, 2010 or 2009. Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer, and our affiliates, Brookfield Life and Annuity Insurance Company Ltd ("BLAIC") and Brookfield Life Assurance Company Limited ("BLAC").

   As of December 31, 2011, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2011 and 2010, we had $2.4 billion and $3.0 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2011 and 2010, we had a reinsurance recoverable of $6,832.4 million and $7,011.0 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have term and universal life insurance policies ceded to BLAIC. As of December 31, 2011, total life insurance ceded to BLAIC was $57,014.8 million. As of December 31, 2010, total life insurance ceded to BLAC was $60,480.7 million. In 2011, BLAC novated all of the life insurance policies assumed from us to BLAIC.

   We have term and universal life insurance policies assumed from GLIC. As of December 31, 2011 and 2010, we had reserves of $801.4 million and $473.6 million, respectively, associated with these policies. In 2011, we assumed an additional in-force block of universal life insurance policies from GLIC, which resulted in the addition of $35.5 million of DAC. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2011 and 2010, we had a reinsurance recoverable of $364.8 million and $362.9 million, respectively, associated with GLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   In October 2011, Genworth completed the sale of its Medicare supplement insurance business. The transaction included the reinsurance of our Medicare supplement insurance which reduced our DAC by $31.7 million. We received a net ceding commission of $12.1 million and recorded a reinsurance recoverable of $18.6 million as of December 31, 2011 related to the reinsurance transaction.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $818.2 million and $52.9 million, respectively, as of December 31, 2011 and $619.4 million and $64.3 million, respectively, as of December 31, 2010 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   On January 24, 2012, GLAIC ceded term life insurance policies to a third-party reinsurer that were previously reinsured to River Lake III, our wholly-owned subsidiary. In connection with the reinsurance transaction, a majority of the assets held by River Lake III were sold to third parties and affiliates, and all $750.0 million of River Lake III's non-recourse funding obligations will be redeemed. The reinsurance transaction will result in a U.S. GAAP after-tax loss of approximately $91.5 million that will be recorded in the first quarter of 2012.

   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                      2011         2010         2009
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 563,508.8  $ 554,329.6  $ 552,476.5
 Amounts assumed from other companies..   129,722.9    113,037.6     97,649.3
 Amounts ceded to other companies/(1)/.  (285,945.5)  (272,580.2)  (293,873.7)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 407,286.2  $ 394,787.0  $ 356,252.1
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        31.9%        28.6%        27.4%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                WRITTEN                       EARNED
                                     ----------------------------  ----------------------------
(AMOUNTS IN MILLIONS)                  2011      2010      2009      2011      2010      2009
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,005.7  $1,086.0  $1,126.9  $1,009.0  $1,087.6  $1,128.8
Assumed.............................    156.1     165.4     172.8     156.1     165.4     172.8
Ceded...............................   (324.8)   (340.8)   (338.3)   (327.3)   (341.3)   (319.2)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $  837.0  $  910.6  $  961.4  $  837.8  $  911.7  $  982.4
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   18.6%     18.1%     17.6%
                                                                   ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,045.8 million, $1,002.8 million and $1,039.1 million during 2011, 2010 and 2009, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION    ASSUMPTION     2011     2010
---------------------                            ----------   ------------- -------- --------
Structured settlements with life contingencies..        /(1)/  2.5% - 8.0%  $5,268.6 $5,335.8
Traditional life insurance contracts............        /(2)/  2.5% - 7.5%   2,500.2  2,451.7
Annuity contracts with life contingencies.......        /(1)/  2.5% - 8.0%   1,864.1  1,908.5
Accident and health insurance contracts.........        /(3)/  4.5% - 7.0%      77.0     78.6
Supplementary contracts with life contingencies.        /(1)/  2.5% - 8.0%      46.1     46.8
                                                                            -------- --------
Total future policy benefits....................                            $9,756.0 $9,821.4
                                                                            ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2011      2010
    ---------------------                               --------- ---------
    Annuity contracts.................................. $ 2,490.9 $ 2,227.1
    Structured settlements without life contingencies..   1,215.8   1,293.7
    FABNs, funding agreements and GICs.................   1,018.5   1,852.9
    Supplementary contracts without life contingencies.     369.6     260.2
    Variable universal life insurance contracts........      20.4      20.7
                                                        --------- ---------
       Total investment contracts......................   5,115.2   5,654.6
    Universal life insurance contracts.................   5,251.8   4,898.2
                                                        --------- ---------
       Total policyholder account balances............. $10,367.0 $10,552.8
                                                        ========= =========

   We are a member of the Federal Home Loan Bank (the "FHLB") program and held $36.7 million and $46.5 million of common stock, respectively, related to our membership as of December 31, 2011 and 2010 which was included in equity securities. We issued funding agreements to the FHLB and have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by us, the FHLB recovery on the collateral is limited to the amount

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

of our funding agreement liabilities to the FHLB. The amount of funding agreements issued to the FHLB was $140.0 million as of December 31, 2011 and 2010, which was included in policyholder account balances. We had letters of credit related to the FHLB of $462.4 million as of December 31, 2011 and 2010. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $654.8 million and $645.1 million as of December 31, 2011 and 2010, respectively.

   Certain Nontraditional Long-Duration Contracts

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2011 and 2010, our liability associated with certain nontraditional long-duration contracts was approximately $7,126.9 million and $7,737.7 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2011     2010
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,562.3 $2,799.1
   Net amount at risk...................................................... $   61.0 $   33.5
   Average attained age of contractholders.................................       70       70
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,528.2 $4,088.0
   Net amount at risk...................................................... $  392.8 $  278.7
   Average attained age of contractholders.................................       70       70
Account values with living benefit guarantees:
   GMWBs................................................................... $3,557.0 $3,956.2
   Guaranteed annuitization benefits....................................... $1,411.9 $1,570.3

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $23.3 million and $12.8 million as of December 31, 2011 and 2010, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2011 and 2010, our exposure related to GMWB and guaranteed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

annuitization benefit contracts that were considered "in the money" was $910.1 million and $613.3 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2011     2010
                    ---------------------  -------- --------
                     Balanced funds....... $3,426.9 $3,798.1
                     Equity funds.........    831.8    895.9
                     Bond funds...........    670.9    755.8
                     Money market funds...     26.9     46.0
                     Other................     12.3     30.7
                                           -------- --------
                        Total............. $4,968.8 $5,526.5
                                           ======== ========

(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2011     2010     2009
       ---------------------                   -------  -------  -------
       Beginning as of January 1.............. $ 310.3  $ 294.9  $ 280.9
       Less reinsurance recoverables..........  (126.5)  (124.8)  (112.0)
                                               -------  -------  -------
          Net balance as of January 1.........   183.8    170.1    168.9
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   729.2    720.7    565.3
          Prior years.........................    11.4     13.7     29.6
                                               -------  -------  -------
              Total incurred..................   740.6    734.4    594.9
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (621.6)  (599.1)  (548.6)
          Prior years.........................  (115.1)  (121.6)   (45.1)
                                               -------  -------  -------
              Total paid......................  (736.7)  (720.7)  (593.7)
                                               -------  -------  -------
          Net balance as of December 31.......   187.7    183.8    170.1
       Add reinsurance recoverables...........   125.0    126.5    124.8
                                               -------  -------  -------
       Balance as of December 31.............. $ 312.7  $ 310.3  $ 294.9
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2011, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from an increase in average policy claim amounts as compared to 2010.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   During 2011, 2010 and 2009, we strengthened reserves by $11.4 million, $13.7 million and $29.6 million, respectively, as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we strengthened prior year reserves related to our life insurance products by $11.2 million from $230.1 million as of December 31, 2010. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   In 2010, we strengthened prior year reserves related to our life insurance products by $15.2 million from $230.2 million as of December 31, 2009. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   In 2009, we strengthened prior year reserves related to our life insurance products by $31.6 million from $213.4 million as of December 31, 2008. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   For our other businesses, the remaining development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                (AMOUNTS IN MILLIONS)
                ---------------------
                ISSUANCE                         2011     2010
                --------                       -------- --------
                River Lake I, due 2033/(1)/... $  600.0 $  600.0
                River Lake I, due 2033/(2)/...    500.0    500.0
                River Lake II, due 2035/(1)/..    300.0    300.0
                River Lake II, due 2035/(2)/..    550.0    550.0
                River Lake III, due 2036/(1)/.    500.0    500.0
                River Lake III, due 2036/(2)/.    250.0    250.0
                River Lake IV, due 2028/(2)/..    516.0    522.0
                Rivermont I, due 2050/(1)/....    315.0    315.0
                                               -------- --------
                   Total...................... $3,531.0 $3,537.0
                                               ======== ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, we may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   On March 25, 2011, River Lake IV repaid $6.0 million of its total outstanding $22.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2009, River Lake IV repaid $12.0 million of its total outstanding $40.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   On December 9, 2011, GLIC commenced a tender offer to purchase all of the outstanding non-recourse funding obligations issued by River Lake III. The tender offer was deemed successful on January 20, 2012 and GLIC subsequently purchased a majority of the outstanding securities. River Lake III expects to redeem all $750.0 million of its non-recourse funding obligations owned by GLIC and third-party investors in the first quarter of 2012.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2011 and 2010 were 1.4% and 1.5%, respectively.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2011    2010     2009
    ---------------------                          -------  ------  -------
    Current federal income taxes.................. $(198.1) $ (3.7) $ 257.0
    Deferred federal income taxes.................   213.3   (31.1)  (289.2)
                                                   -------  ------  -------
       Total federal income taxes.................    15.2   (34.8)   (32.2)
                                                   -------  ------  -------
    Current state income taxes....................    (0.5)    0.2     (3.3)
    Deferred state income taxes...................     0.7    (1.4)    (0.5)
                                                   -------  ------  -------
       Total state income taxes...................     0.2    (1.2)    (3.8)
                                                   -------  ------  -------
       Total provision (benefit) for income taxes. $  15.4  $(36.0) $ (36.0)
                                                   =======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As of December 31, 2011 and 2010, the current federal income tax payable was $21.4 million and $132.0 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax receivable was $2.9 million and $2.5 million, respectively, as of December 31, 2011 and 2010 and was included in other assets in the consolidated balance sheets.

   In 2011, 2010 and 2009, we recorded $5.1 million, $4.5 million and $5.8 million, respectively, in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                                                               2011   2010   2009
                                                              -----  -----   ----
Statutory U.S. federal income tax rate.......................  35.0%  35.0%  35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect........   0.1   (4.4)   6.0
   Tax benefits related to separation from our former parent.    --  (78.5)    --
   Benefit on tax favored investments........................ (17.5) (36.2)  42.2
   Interest on uncertain tax positions.......................    --   (5.5)   2.7
   Other, net................................................  (0.5)  (4.9)   0.4
                                                              -----  -----   ----
Effective rate...............................................  17.1% (94.5)% 86.3%
                                                              =====  =====   ====

   In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $29.9 million of previously uncertain tax benefits related to the separation. Additionally, we recorded $29.7 million as a reduction to retained earnings and $14.0 million as additional paid-in capital related to the 2004 separation.

   The components of the net deferred income tax liability were as follows as of December 31:

      (AMOUNTS IN MILLIONS)                                2011     2010
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  219.6 $  343.1
         Net unrealized losses on investment securities.       --     88.6
         Accrued expenses...............................     25.5      6.8
         Net operating loss carryforwards...............    566.1    656.5
         Other..........................................     65.8       --
                                                         -------- --------
             Total deferred income tax assets...........    877.0  1,095.0
                                                         -------- --------
      Liabilities:
         Insurance reserves............................. $  877.4 $  768.2
         Net unrealized gains on investment securities..     55.5       --
         Net unrealized gains on derivatives............       --      0.1
         PVFP...........................................     96.2    116.7
         DAC............................................    990.1    877.2
         Other..........................................       --    112.6
                                                         -------- --------
             Total deferred income tax liabilities......  2,019.2  1,874.8
                                                         -------- --------
             Net deferred income tax liability.......... $1,142.2 $  779.8
                                                         ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $1,617.4 million as of December 31, 2011, and if unused, will expire beginning in 2022.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

     (AMOUNTS IN MILLIONS)                          2011    2010    2009
     ---------------------                         ------  ------  ------
     Balance as of January 1...................... $106.5  $107.9  $ 67.8
     Tax positions related to the current period:
        Gross additions...........................    9.0     7.6    54.3
        Gross reductions..........................     --      --    (1.7)
     Tax positions related to the prior years:
        Gross additions...........................    4.6    27.4     0.3
        Gross reductions..........................   (7.6)  (36.4)  (12.8)
                                                   ------  ------  ------
     Balance as of December 31.................... $112.5  $106.5  $107.9
                                                   ======  ======  ======

   The total amount of unrecognized tax benefits was $112.5 million as of December 31, 2011, of which $1.4 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the year ended
December 31, 2011, we did not incur any interest or penalties. During the years ended 2010 and 2009, we recorded benefits of approximately $3.2 million and $1.8 million, respectively, related to interest and penalties. We had approximately $2.4 million and $1.2 million, respectively, of interest and penalties accrued as of December 31, 2011 and 2010.

   For tax years prior to 2011, we filed U.S. Federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, we are no longer subject to U.S. Federal tax examinations for years through 2006. Exceptions include several refund claims for pre-2005 years. Any exposure with respect to these pre-2006 years has been sufficiently reserved for and is recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. The IRS has recently submitted a Revenue Agent Reports ("RAR") with respect to its completion of its review of the Company's U.S. income tax returns for the 2007 and 2008 tax years. The RAR has disagreement issues which have been timely protested and are currently under the jurisdiction of the IRS appeals division. We were included in a consolidated return with its former parent, GE, in 2004 before the IPO. The IRS has completed its examination of this GE consolidated return and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE are still in process.

   We believe it is reasonably possible that in 2012, as a result of our open audits and appeals, up to $101.5 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Genworth, our ultimate parent, intends to change its tax return filing elections for tax year 2011, and will file a single consolidated federal income tax return. This consolidated return will include all eligible affiliated life insurance companies, non-life insurance companies and non-insurance companies.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received (paid) for taxes was $82.5 million, $58.6 million and $(51.3) million for the years ended December 31, 2011, 2010 and 2009, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $94.7 million, $93.9 million and $72.6 for the years ended December 31, 2011, 2010 and 2009, respectively.

   For a discussion of capital contributions paid to our unconsolidated subsidiary and capital contributions received from our parent, see note 17.

   The following table details these transactions as well as other non-cash items for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                  2011 2010 2009
---------------------                                                  ---- ---- -----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution to unconsolidated subsidiary.................. $ -- $ -- $51.7
   Tax contingencies and other tax related items......................  5.1  4.5   5.8
                                                                       ---- ---- -----
   Total non-cash transactions........................................ $5.1 $4.5 $57.5
                                                                       ==== ==== =====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $186.4 million, $223.8 million and $171.7 million for the years ended December 31, 2011, 2010 and 2009, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $53.1 million, $60.0 million and $26.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $17.7 million, $16.3 million and $18.6 million to Genworth in 2011, 2010 and 2009, respectively, for investment-related services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2011, 2010 and 2009, we incurred no interest expense under this agreement. We pay interest at the cost of funds of GNA, which was 0.3%, 0.3% and 0.2%, for the years ended December 31, 2011, 2010 and 2009, respectively. GNA owed us $0.4 million and $0.5 million as of December 31, 2011 and 2010, respectively, which was included in other assets in the consolidated balance sheets. During 2011, 2010 and 2009, there were no borrowings under this agreement.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2011, we recorded $9.4 million in retained earnings related to losses from the sale of securities to affiliates. For the year ended December 31, 2010, we recorded $1.6 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the year ended December 31, 2009, we recorded $10.2 million in retained earnings related to losses associated with the sale of securities to affiliates.

   We also recorded $17.6 million in additional paid-in-capital for the year ended December 31, 2011 from a reinsurance gain related to the policies assumed from GLIC.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Non-recourse funding obligations. Based on the then-current coupon, revalued based on LIBOR and current spread assumption based on commercially available data. The model is a floating rate coupon model using the spread assumption to derive the valuation.

   Borrowings related to securitization entity. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                  2011                            2010
                                                     ------------------------------- -------------------------------
                                                      NOTIONAL   CARRYING             NOTIONAL   CARRYING
(AMOUNTS IN MILLIONS)                                  AMOUNT     AMOUNT  FAIR VALUE   AMOUNT     AMOUNT  FAIR VALUE
---------------------                                --------    -------- ---------- --------    -------- ----------
Assets:
   Commercial mortgage loans........................  $    /(1)/ $1,836.5  $1,940.0   $    /(1)/ $2,109.3  $2,122.2
   Restricted commercial mortgage loans/(2)/........       /(1)/     86.1      98.3        /(1)/    111.8     126.9
   Other invested assets............................       /(1)/     93.9      94.7        /(1)/     66.5      73.2
Liabilities:
   Non-recourse funding obligations/(3)/............       /(1)/  3,531.0   2,353.0        /(1)/  3,537.0   2,230.6
   Borrowings related to securitization entity/(2)/.       /(1)/     88.0      88.0        /(1)/    114.3     114.3
   Investment contracts.............................       /(1)/  5,115.2   5,526.9        /(1)/  5,654.6   6,058.8
Other firm commitments:
   Commitments to fund limited partnerships.........   27.7            --        --    36.4            --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 15 for additional information related to our consolidated securitization entity.
/(3)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by third-party pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received; including an understanding of the assumptions and inputs utilized to determine the appropriate fair value.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quote valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party but cannot typically obtain sufficient evidence to determine the valuation does not include significant unobservable inputs. Accordingly, we typically classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables summarize the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                                                      2011
                                                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,195.5   $--   $ 1,195.5 $     --
   Internal models...................................................       1.1    --          --      1.1
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,196.6    --     1,195.5      1.1
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,548.4    --     5,548.4       --
   Broker quotes.....................................................     103.2    --          --    103.2
   Internal models...................................................     933.0    --       204.8    728.2
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,584.6    --     5,753.2    831.4
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,363.5    --     1,363.5       --
   Broker quotes.....................................................       1.4    --          --      1.4
   Internal models...................................................     528.4    --       170.3    358.1
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   1,893.3    --     1,533.8    359.5
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,836.0    --     1,836.0       --
   Broker quotes.....................................................      10.1    --          --     10.1
   Internal models...................................................       1.2    --          --      1.2
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,847.3    --     1,836.0     11.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     755.9    --       755.9       --
   Broker quotes.....................................................      10.4    --          --     10.4
   Internal models...................................................       5.2    --          --      5.2
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     771.5    --       755.9     15.6
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................   1,286.3    --     1,286.3       --
   Broker quotes.....................................................     118.5    --          --    118.5
   Internal models...................................................       2.9    --         2.9       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,407.7    --     1,289.2    118.5
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,843.4   $--   $12,506.0 $1,337.4
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                                                     2010
                                                                      -----------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- -------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,158.6   $--   $ 1,158.6 $   --
   Internal models...................................................       1.1    --          --    1.1
                                                                      ---------   ---   --------- ------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,159.7    --     1,158.6    1.1
                                                                      ---------   ---   --------- ------
Government--non-U.S.:
   Pricing services..................................................     134.2    --       134.2     --
                                                                      ---------   ---   --------- ------
       Total government--non-U.S.....................................     134.2    --       134.2     --
                                                                      ---------   ---   --------- ------
U.S. corporate:
   Pricing services..................................................   5,174.8    --     5,174.8     --
   Broker quotes.....................................................      82.5    --          --   82.5
   Internal models...................................................   1,119.1    --       894.9  224.2
                                                                      ---------   ---   --------- ------
       Total U.S. corporate..........................................   6,376.4    --     6,069.7  306.7
                                                                      ---------   ---   --------- ------
Corporate--non-U.S.:
   Pricing services..................................................   1,336.9    --     1,336.9     --
   Broker quotes.....................................................      43.9    --          --   43.9
   Internal models...................................................     615.8    --       556.9   58.9
                                                                      ---------   ---   --------- ------
       Total corporate--non-U.S......................................   1,996.6    --     1,893.8  102.8
                                                                      ---------   ---   --------- ------
Residential mortgage-backed:
   Pricing services..................................................   1,340.6    --     1,340.6     --
   Broker quotes.....................................................      33.9    --          --   33.9
   Internal models...................................................       6.4    --          --    6.4
                                                                      ---------   ---   --------- ------
       Total residential mortgage-backed.............................   1,380.9    --     1,340.6   40.3
                                                                      ---------   ---   --------- ------
Commercial mortgage-backed:
   Pricing services..................................................     887.0    --       887.0     --
   Broker quotes.....................................................      11.4    --          --   11.4
   Internal models...................................................       8.5    --          --    8.5
                                                                      ---------   ---   --------- ------
       Total commercial mortgage-backed..............................     906.9    --       887.0   19.9
                                                                      ---------   ---   --------- ------
Other asset-backed:
   Pricing services..................................................   1,587.2    --     1,529.7   57.5
   Broker quotes.....................................................      76.8    --          --   76.8
   Internal models...................................................       4.2    --         4.2     --
                                                                      ---------   ---   --------- ------
       Total other asset-backed......................................   1,668.2    --     1,533.9  134.3
                                                                      ---------   ---   --------- ------
       Total fixed maturity securities............................... $13,622.9   $--   $13,017.8 $605.1
                                                                      =========   ===   ========= ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables summarize the primary sources considered when determining fair value of equity securities as of December 31:

                                                   2011
                                       -----------------------------
           (AMOUNTS IN MILLIONS)       TOTAL LEVEL 1 LEVEL 2 LEVEL 3
           ---------------------       ----- ------- ------- -------
           Pricing services........... $19.3  $18.3   $1.0    $  --
           Broker quotes..............   3.1     --     --      3.1
           Internal models............  36.7     --     --     36.7
                                       -----  -----   ----    -----
              Total equity securities. $59.1  $18.3   $1.0    $39.8
                                       =====  =====   ====    =====

                                                   2010
                                       -----------------------------
           (AMOUNTS IN MILLIONS)       TOTAL LEVEL 1 LEVEL 2 LEVEL 3
           ---------------------       ----- ------- ------- -------
           Pricing services........... $20.4  $19.6   $0.8    $  --
           Broker quotes..............   3.9     --     --      3.9
           Internal models............  46.5     --     --     46.5
                                       -----  -----   ----    -----
              Total equity securities. $70.8  $19.6   $0.8    $50.4
                                       =====  =====   ====    =====

   The following tables summarize the primary sources considered when determining fair value of trading securities as of December 31:

                                                    2011
                                       ------------------------------
          (AMOUNTS IN MILLIONS)        TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------        ------ ------- ------- -------
          Pricing services............ $422.2   $--   $422.2   $  --
          Broker quotes...............   32.4    --       --    32.4
                                       ------   ---   ------   -----
             Total trading securities. $454.6   $--   $422.2   $32.4
                                       ======   ===   ======   =====

                                                    2010
                                       ------------------------------
          (AMOUNTS IN MILLIONS)        TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------        ------ ------- ------- -------
          Pricing services............ $233.6   $--   $233.6   $  --
          Broker quotes...............   40.5    --       --    40.5
                                       ------   ---   ------   -----
             Total trading securities. $274.1   $--   $233.6   $40.5
                                       ======   ===   ======   =====

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Derivatives

   In determining the fair value of derivatives, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to our derivative liabilities.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates and would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Prior to the third quarter of 2010, the discount rate was based on the swap curve, which incorporated the non-performance risk of our GMWB liabilities. Beginning in 2009, the swap curve dropped below the U.S. Treasury curve at certain points on the longer end of the curve, and in 2010, the points below the U.S. Treasury curve expanded to several points beyond 10 years. For these points on the curve, we utilized the U.S. Treasury curve as our discount rate through the second quarter of 2010. Beginning in the third quarter of 2010, we revised our discount rate to reflect market credit spreads that represent an adjustment for the non-performance risk of the GMWB liabilities. The credit spreads included in our discount rate range from 60 to 85 basis points over the most relevant points on the U.S. Treasury curve. As of December 31, 2011 and 2010, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $95.0 million and $38.8 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected near-term equity market volatility with more significance being placed on projected and recent historical data.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs. We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                             2011
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,196.6 $     -- $ 1,195.5 $    1.1
          Government--non-U.S...............................     142.4       --     142.4       --
          U.S. corporate....................................   6,584.6       --   5,753.2    831.4
          Corporate--non-U.S................................   1,893.3       --   1,533.8    359.5
          Residential mortgage-backed.......................   1,847.3       --   1,836.0     11.3
          Commercial mortgage-backed........................     771.5       --     755.9     15.6
          Other asset-backed................................   1,407.7       --   1,289.2    118.5
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,843.4       --  12,506.0  1,337.4
                                                             --------- -------- --------- --------
       Equity securities....................................      59.1     18.3       1.0     39.8
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     454.6       --     422.2     32.4
          Derivative assets:
              Interest rate swaps...........................      30.5       --      25.2      5.3
              Credit default swaps..........................       0.4       --       0.4       --
              Equity index options..........................      22.6       --        --     22.6
              Equity return swaps...........................       6.6       --       6.6       --
              Limited guarantee.............................       5.9       --        --      5.9
                                                             --------- -------- --------- --------
              Total derivative assets.......................      66.0       --      32.2     33.8
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      41.3       --      41.3       --
          Derivatives counterparty collateral...............       9.9       --       9.9       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     571.8       --     505.6     66.2
                                                             --------- -------- --------- --------
   Reinsurance recoverable/(1)/.............................      13.9       --        --     13.9
   Separate account assets..................................   9,231.7  9,231.7        --       --
                                                             --------- -------- --------- --------
          Total assets...................................... $23,719.9 $9,250.0 $13,012.6 $1,457.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances/(2)/....................... $   433.6 $     -- $      -- $  433.6
   Derivative liabilities:
       Interest rate swaps..................................       8.8       --       8.8       --
       Credit default swaps.................................       0.1       --       0.1       --
       Equity return swaps..................................       2.8       --       2.8       --
                                                             --------- -------- --------- --------
       Total derivative liabilities.........................      11.7       --      11.7       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   445.3 $     -- $    11.7 $  433.6
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                              2010
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL     LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        ---------  --------- --------- -------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,159.7  $      -- $ 1,158.6 $  1.1
          Government--non-U.S...............................     134.2         --     134.2     --
          U.S. corporate....................................   6,376.4         --   6,069.7  306.7
          Corporate--non-U.S................................   1,996.6         --   1,893.8  102.8
          Residential mortgage-backed.......................   1,380.9         --   1,340.6   40.3
          Commercial mortgage-backed........................     906.9         --     887.0   19.9
          Other asset-backed................................   1,668.2         --   1,533.9  134.3
                                                             ---------  --------- --------- ------
          Total fixed maturity securities...................  13,622.9         --  13,017.8  605.1
                                                             ---------  --------- --------- ------
       Equity securities....................................      70.8       19.6       0.8   50.4
                                                             ---------  --------- --------- ------
       Other invested assets:
          Trading securities................................     274.1         --     233.6   40.5
          Derivative assets:
              Interest rate swaps...........................      67.6         --      63.0    4.6
              Credit default swaps..........................       0.9         --       0.9     --
              Equity index options..........................      30.9         --        --   30.9
              Limited guarantee.............................      23.0         --        --   23.0
                                                             ---------  --------- --------- ------
              Total derivative assets.......................     122.4         --      63.9   58.5
                                                             ---------  --------- --------- ------
          Securities lending collateral.....................     119.2         --     119.2     --
          Derivatives counterparty collateral...............       7.4         --       7.4     --
                                                             ---------  --------- --------- ------
          Total other invested assets.......................     523.1         --     424.1   99.0
                                                             ---------  --------- --------- ------
   Reinsurance recoverable/(1)/.............................      (4.1)        --        --   (4.1)
   Separate account assets..................................  10,659.2   10,659.2        --     --
                                                             ---------  --------- --------- ------
          Total assets...................................... $24,871.9  $10,678.8 $13,442.7 $750.4
                                                             =========  ========= ========= ======
Liabilities
   Policyholder account balances/(2)/....................... $   107.8  $      -- $      -- $107.8
   Derivative liabilities:
       Interest rate swaps..................................      17.3         --      17.3     --
       Equity index options.................................       2.6         --        --    2.6
       Equity return swaps..................................       3.1         --       3.1     --
                                                             ---------  --------- --------- ------
       Total derivative liabilities.........................      23.0         --      20.4    2.6
                                                             ---------  --------- --------- ------
          Total liabilities................................. $   130.8  $      -- $    20.4 $110.4
                                                             =========  ========= ========= ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers into and out of Level 3, or between other levels, at the beginning fair value for the reporting period in which the changes occur. Our assessment of whether or not there were significant

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   -------------------
                                  AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)              2011      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $  1.1     $   --     $ 0.1    $   --   $    --    $ --      $  (0.1)   $   --   $  --
   U.S. corporate/(1)/.........    306.7       (8.6)     22.5      75.3     (17.0)     --        (30.5)    489.2    (6.2)
   Corporate--non-U.S./(1)/....    102.8      (11.0)     (7.4)     70.2     (53.0)     --        (21.4)    279.3      --
   Residential mortgage-
    backed.....................     40.3       (0.7)     (3.8)       --     (14.3)     --        (10.2)       --      --
   Commercial mortgage-
    backed.....................     19.9       (2.4)      1.4        --        --      --         (3.3)       --      --
   Other asset-backed..........    134.3         --       1.0       5.0      (7.5)     --        (14.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total fixed maturity
    securities.................    605.1      (22.7)     13.8     150.5     (91.8)     --        (79.8)    768.5    (6.2)
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Equity securities..............     50.4        1.3       0.3        --      (9.9)     --         (2.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Other invested assets:
   Trading securities..........     40.5        0.4        --        --        --      --         (8.5)       --      --
   Derivative assets:
      Interest rate swaps......      4.6         --        --       0.7        --      --           --        --      --
      Equity index
       options.................     30.9        1.3        --      26.3        --      --        (35.9)       --      --
      Limited guarantee........     23.0      (17.1)       --        --        --      --           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
      Total derivative
       assets..................     58.5      (15.8)       --      27.0        --      --        (35.9)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total other invested
    assets.....................     99.0      (15.4)       --      27.0        --      --        (44.4)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Reinsurance recoverable/(2)/...     (4.1)      15.6        --        --        --     2.4           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Total Level 3 assets...........   $750.4     $(21.2)    $14.1    $177.5   $(101.7)   $2.4      $(126.5)   $768.5   $(6.2)
                                  ======     ======     =====    ======   =======    ====      =======    ======   =====

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2011      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $    1.1      $   --
   U.S. corporate/(1)/.........      831.4        (8.6)
   Corporate--non-U.S./(1)/....      359.5         0.8
   Residential mortgage-
    backed.....................       11.3          --
   Commercial mortgage-
    backed.....................       15.6        (2.4)
   Other asset-backed..........      118.5          --
                                  --------      ------
   Total fixed maturity
    securities.................    1,337.4       (10.2)
                                  --------      ------
Equity securities..............       39.8          --
                                  --------      ------
Other invested assets:
   Trading securities..........       32.4         0.4
   Derivative assets:
      Interest rate swaps......        5.3          --
      Equity index
       options.................       22.6         1.3
      Limited guarantee........        5.9       (17.1)
                                  --------      ------
      Total derivative
       assets..................       33.8       (15.8)
                                  --------      ------
   Total other invested
    assets.....................       66.2       (15.4)
                                  --------      ------
Reinsurance recoverable/(2)/...       13.9        15.6
                                  --------      ------
Total Level 3 assets...........   $1,457.3      $(10.0)
                                  ========      ======

--------
/(1)/The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                                                   TOTAL GAINS
                                             TOTAL REALIZED AND                                                      (LOSSES)
                                              UNREALIZED GAINS    PURCHASES,                                       INCLUDED IN
                                 BEGINNING        (LOSSES)          SALES,                               ENDING     NET INCOME
                                  BALANCE   -------------------   ISSUANCES                             BALANCE       (LOSS)
                                   AS OF    INCLUDED IN              AND                    TRANSFER     AS OF     ATTRIBUTABLE
                                 JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,   TRANSFER     OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2010      (LOSS)     IN OCI      NET      INTO LEVEL 3  LEVEL 3       2010      STILL HELD
---------------------            ---------- ----------- -------- ------------ ------------ ---------  ------------ ------------
Fixed maturity securities
   U.S. government, agencies
     and government-
     sponsored enterprises......  $   10.2    $   --     $  --     $    --       $   --    $    (9.1)    $  1.1       $   --
   U.S. corporate/(1)/..........     309.1       1.2       4.1        20.4        137.5       (165.6)     306.7          1.2
   Corporate--non-U.S./(1)/.....     188.6      (0.7)      2.7       (32.2)        59.4       (115.0)     102.8         (6.2)
   Residential mortgage-
     backed/(2)/................     649.6        --       2.0         2.2          4.4       (617.9)      40.3           --
   Commercial mortgage-
     backed/(2)/................     775.9      (7.4)     27.3       (82.8)       118.3       (811.4)      19.9         (0.1)
   Other asset-backed/(2)/......     816.6       5.0       9.7      (386.0)        64.2       (375.2)     134.3           --
                                  --------    ------     -----     -------       ------    ---------     ------       ------
   Total fixed maturity
     securities.................   2,750.0      (1.9)     45.8      (478.4)       383.8     (2,094.2)     605.1         (5.1)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Equity securities...............       5.1        --      (1.2)       (5.6)        52.1           --       50.4           --
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Other invested assets:
   Trading securities...........      21.5      (3.1)       --       (25.8)       135.0        (87.1)      40.5         (3.2)
   Restricted other invested
     assets.....................      26.5        --        --       (26.5)          --           --         --           --
   Derivative assets:
       Interest rate swaps......       2.4       2.2        --          --           --           --        4.6          2.2
       Equity index options.....      32.2     (66.4)       --        65.1           --           --       30.9        (66.4)
       Limited guarantee........      29.9      (6.9)       --          --           --           --       23.0         (6.9)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
       Total derivative
         assets.................      64.5     (71.1)       --        65.1           --           --       58.5        (71.1)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
   Total other invested
     assets.....................     112.5     (74.2)       --        12.8        135.0        (87.1)      99.0        (74.3)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Reinsurance recoverable/(3)/....      (3.7)     (2.6)       --         2.2           --           --       (4.1)        (2.6)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Total Level 3 assets............  $2,863.9    $(78.7)    $44.6     $(469.0)      $570.9    $(2,181.3)    $750.4       $(82.0)
                                  ========    ======     =====     =======       ======    =========     ======       ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
/(3)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                          BEGINNING         LOSSES                                                                    ENDING
                           BALANCE   ---------------------                                                           BALANCE
                            AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                          JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)        2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------     ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances/(1)/...........   $107.8      $292.7      $--       $--     $--    $33.1      $  --      $--      $--       $433.6
Derivative liabilities:
    Equity index
     options.............      2.6          --       --        --      --       --       (2.6)      --       --           --
                            ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
    Total derivative
     liabilities.........      2.6          --       --        --      --       --       (2.6)      --       --           --
                            ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3
 liabilities.............   $110.4      $292.7      $--       $--     $--    $33.1      $(2.6)     $--      $--       $433.6
                            ======      ======      ===       ===     ===    =====      =====      ===      ===       ======

                          TOTAL (GAINS)
                              LOSSES
                           INCLUDED IN
                           NET (INCOME)
                               LOSS
                           ATTRIBUTABLE
                          TO LIABILITIES
(AMOUNTS IN MILLIONS)       STILL HELD
---------------------     --------------
Policyholder account
 balances/(1)/...........     $297.2
Derivative liabilities:
    Equity index
     options.............         --
                              ------
    Total derivative
     liabilities.........         --
                              ------
Total Level 3
 liabilities.............     $297.2
                              ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                                                         TOTAL (GAINS)
                                        TOTAL REALIZED AND                                                   LOSSES
                                        UNREALIZED (GAINS)    PURCHASES                                   INCLUDED IN
                            BEGINNING         LOSSES            SALES,                         ENDING     NET (INCOME)
                             BALANCE   ---------------------  ISSUANCES                       BALANCE         LOSS
                              AS OF    INCLUDED IN               AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                            JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)          2010        LOSS      IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------       ---------- ------------ -------- ------------ -------- -------- ------------ --------------
Policyholder account
  balances/(1)/............   $156.6      $(80.4)     $--       $31.6       $--      $--       $107.8        $(77.7)
Derivative liabilities:
   Interest rate swaps.....      0.9        (0.9)      --          --        --       --           --          (0.9)
   Equity index options....      2.4         2.7       --        (2.5)       --       --          2.6           2.7
                              ------      ------      ---       -----       ---      ---       ------        ------
   Total derivative
     liabilities...........      3.3         1.8       --        (2.5)       --       --          2.6           1.8
                              ------      ------      ---       -----       ---      ---       ------        ------
Total Level 3 liabilities..   $159.9      $(78.6)     $--       $29.1       $--      $--       $110.4        $(75.9)
                              ======      ======      ===       =====       ===      ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses), and accretion on certain fixed maturity securities which was recorded in net investment income.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes asset securitization transactions.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                 2011   2010
---------------------                                                ------ ------
Receivables secured by:
   Other assets..................................................... $ 60.4 $ 66.7
                                                                     ------ ------
       Total securitized assets not required to be consolidated.....   60.4   66.7
                                                                     ------ ------
       Total securitized assets required to be consolidated.........   87.5  113.4
                                                                     ------ ------
       Total securitized assets..................................... $147.9 $180.1
                                                                     ====== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. During 2010, one of the securitization entities that was covered under a credit support agreement was terminated upon final payments made by the structure. Therefore, as of December 31, 2011 and 2010, Genworth provided limited recourse for a maximum of $40.2 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated with assets of $90.6 million and $114.7 million, respectively, as of December 31, 2011 and 2010. There were no amounts recorded for these limited recourse liabilities as of December 31, 2011 and 2010. In 2011 and 2010, no amounts were paid associated with these arrangements.

   (b) Securitization Entities Not Required To Be Consolidated

   We are involved in certain securitization entities where we are not required to consolidate the securitization entity.

   Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities' design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

   Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   There has been no new asset securitization activity in 2011 or 2010.

   (c) Securitization Entity Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate one asset securitization entity. Our involvement with this securitization entity is described in more detail below. Prior to being required to consolidate this entity, our interest in this entity was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Asset securitizations. We were required to consolidate one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was required to be consolidated is backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represents the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which is held by a third-party. We own the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. Additionally, Genworth provides limited recourse for a maximum of $40.2 million credit losses. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the years ended December 31:

                (AMOUNTS IN MILLIONS)               2011   2010
                ---------------------               ----- -----
                Revenues:
                Net investment income.............. $10.4 $10.1
                Net investment gains (losses)......   0.2  (0.3)
                                                    ----- -----
                   Total revenues..................  10.6   9.8
                                                    ----- -----
                Expenses:
                Interest expense...................   6.2   7.5
                Acquisition and operating expenses.   0.6   0.9
                                                    ----- -----
                   Total expenses..................   6.8   8.4
                                                    ----- -----
                Income before income taxes.........   3.8   1.4
                Provision for income taxes.........   1.3   0.5
                                                    ----- -----
                Net income......................... $ 2.5 $ 0.9
                                                    ===== =====

   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of December 31:

         (AMOUNTS IN MILLIONS)                            2011   2010
         ---------------------                            ----- ------
         Assets
            Investments:
                Restricted commercial mortgage loans..... $86.1 $111.8
                Restricted other invested assets.........   1.4    1.6
                                                          ----- ------
                   Total investments.....................  87.5  113.4
            Cash and cash equivalents....................   2.5    0.5
            Accrued investment income....................   0.6    0.7
            Investment receivable........................    --    0.1
                                                          ----- ------
                Total assets............................. $90.6 $114.7
                                                          ===== ======
         Liabilities
            Other liabilities............................   2.8    0.7
            Deferred tax liability.......................   1.8     --
            Borrowings related to securitization entity..  88.0  114.3
                                                          ----- ------
                Total liabilities........................ $92.6 $115.0
                                                          ===== ======

   The assets and other instruments held by the securitization entity are restricted and can only be used to fulfill the obligations of the securitization entity.

   (d) Borrowings Related To Consolidated Securitization Entity

   Our consolidated securitization entity has a 6.0175% senior note maturing in 2023 with an aggregate principal amount and carrying value of $88.0 million and $114.3 million as of December 31, 2011 and 2010, respectively. This borrowing is required to be paid down as principal is collected on the restricted investments

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

held by the securitization entity and accordingly the repayment of this borrowing follows the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2011, we are able to distribute $184.3 million in dividends in 2012 without obtaining regulatory approval. Based on statutory results as of December 31, 2011, we estimate our insurance subsidiaries could pay dividends of approximately $5.0 million to us in 2012 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2012 at this level as they retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $11.8 million during 2011 (none of which were deemed "extraordinary"). Our life insurance subsidiaries paid dividends of $46.8 million ($20.0 million of which were deemed "extraordinary") during 2010. The dividends in 2010 included $10.0 million in cash and $36.8 million of securities. No dividends were received from our subsidiaries in 2009.

   There were no common stock dividends declared in 2011. In 2010, we declared a non-cash deemed dividend of $29.7 million in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized during the year. There were no common stock dividends declared or paid in 2009.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities. Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII and River Lake
VIII. River Lake VII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP. River Lake VIII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2011     2010     2009
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ (86.4) $  57.8  $ 260.5
Captive life insurance subsidiaries...............................  (145.9)  (131.9)  (154.2)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(232.3) $ (74.1) $ 106.3
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2011      2010
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,878.6  $1,807.7

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,517.7 million and $1,573.5 million as of December 31, 2011 and 2010, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII and River Lake VIII, include surplus notes (non-recourse funding obligations) as further described in note 10.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million, of which, $51.7 million consisted of securities.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2011 and 2010, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels.

   The methodology for establishing the statutory reserves on our life insurance business subject to the requirements of Regulation XXX and AXXX is currently being reviewed by the Life Actuarial Task Force of the NAIC. The NAIC has also organized a working group to address issues relating to reserving requirements under Actuarial Guideline 38 for universal life insurance products with secondary guarantees. Any new interpretation of, or future revisions to, such reserving requirements could result in changes to regulatory capital requirements, including increases to such requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


(18) SEGMENT INFORMATION

   In 2011, we changed our business segments to better align our businesses. Under the new structure, we operate through two business segments: U.S. Life Insurance and Runoff. The U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities for the retirement market. The Runoff segment primarily includes variable annuity, variable life insurance, group variable annuity and other products. Corporate and Other activities include other corporate income and expenses not allocated to the segments. The following discussion reflects our reorganized segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   782.2  $    55.6   $   --    $   837.8
Net investment income.......................................     680.1       35.5     10.0        725.6
Net investment gains (losses)...............................     (66.9)    (113.1)    (2.0)      (182.0)
Policy fees and other income................................     572.1      184.0       --        756.1
                                                             ---------  ---------   ------    ---------
   Total revenues...........................................   1,967.5      162.0      8.0      2,137.5
                                                             ---------  ---------   ------    ---------
Benefits and other changes in policy reserves...............   1,107.3       76.5       --      1,183.8
Interest credited...........................................     276.7       23.0       --        299.7
Acquisition and operating expenses, net of deferrals........     160.9       83.1      2.2        246.2
Amortization of deferred acquisition costs and intangibles..     149.4       52.6      4.2        206.2
Interest expense............................................     105.5         --      6.2        111.7
                                                             ---------  ---------   ------    ---------
   Total benefits and expenses..............................   1,799.8      235.2     12.6      2,047.6
                                                             ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................     167.7      (73.2)    (4.6)        89.9
Provision (benefit) for income taxes........................      58.9      (41.9)    (1.6)        15.4
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................     108.8      (31.3)    (3.0)        74.5
Equity in net loss of unconsolidated subsidiary.............        --         --     (5.2)        (5.2)
                                                             ---------  ---------   ------    ---------
Net income (loss)........................................... $   108.8  $   (31.3)  $ (8.2)   $    69.3
                                                             =========  =========   ======    =========
Total assets................................................ $27,097.6  $12,156.6   $938.9    $40,193.1
                                                             =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2010:

                                                               U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  ---------  --------- ------------
Premiums...................................................... $   839.3  $    72.4   $   --    $   911.7
Net investment income.........................................     642.4       59.3     15.9        717.6
Net investment gains (losses).................................     (88.7)     (11.8)   (11.2)      (111.7)
Policy fees and other income..................................     399.0      171.9       --        570.9
                                                               ---------  ---------   ------    ---------
   Total revenues.............................................   1,792.0      291.8      4.7      2,088.5
                                                               ---------  ---------   ------    ---------
Benefits and other changes in policy reserves.................   1,077.1       80.0       --      1,157.1
Interest credited.............................................     267.9       35.5       --        303.4
Acquisition and operating expenses, net of deferrals..........     177.4       81.6      4.9        263.9
Amortization of deferred acquisition costs and intangibles....     156.5       58.8      1.8        217.1
Interest expense..............................................     101.4         --      7.5        108.9
                                                               ---------  ---------   ------    ---------
   Total benefits and expenses................................   1,780.3      255.9     14.2      2,050.4
                                                               ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................      11.7       35.9     (9.5)        38.1
Provision (benefit) for income taxes..........................      (2.1)      (2.0)   (31.9)       (36.0)
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................      13.8       37.9     22.4         74.1
Equity in net income of unconsolidated subsidiary.............        --         --     20.0         20.0
                                                               ---------  ---------   ------    ---------
Net income (loss)............................................. $    13.8  $    37.9   $ 42.4    $    94.1
                                                               =========  =========   ======    =========
Total assets.................................................. $26,311.8  $14,247.3   $821.8    $41,380.9
                                                               =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2009:

                                                               U.S. LIFE         CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  907.8  $ 74.6   $   --     $  982.4
Net investment income.........................................    558.2    94.7     (8.2)       644.7
Net investment gains (losses).................................   (304.6)   (4.5)    (6.8)      (315.9)
Policy fees and other income..................................    365.5   233.7       --        599.2
                                                               --------  ------   ------     --------
   Total revenues.............................................  1,526.9   398.5    (15.0)     1,910.4
                                                               --------  ------   ------     --------
Benefits and other changes in policy reserves.................    952.2    80.4      0.1      1,032.7
Interest credited.............................................    278.5    61.2       --        339.7
Acquisition and operating expenses, net of deferrals..........    162.5    76.0      8.5        247.0
Amortization of deferred acquisition costs and intangibles....    109.3   131.7       --        241.0
Interest expense..............................................     92.5      --     (0.8)        91.7
                                                               --------  ------   ------     --------
   Total benefits and expenses................................  1,595.0   349.3      7.8      1,952.1
                                                               --------  ------   ------     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (68.1)   49.2    (22.8)       (41.7)
Provision (benefit) for income taxes..........................    (29.5)    6.0    (12.5)       (36.0)
                                                               --------  ------   ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (38.6)   43.2    (10.3)        (5.7)
Equity in net income of unconsolidated subsidiary.............       --      --      4.4          4.4
                                                               --------  ------   ------     --------
Net income (loss)............................................. $  (38.6) $ 43.2   $ (5.9)    $   (1.3)
                                                               ========  ======   ======     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2011, we were committed to fund $27.7 million in limited partnership investments.

   On February 14, 2011, Genworth issued a $100.0 million letter of credit under its credit facilities for the benefit of Brookfield to support the reinsurance of statutory reserves assumed from us. This letter of credit replaced another letter of credit for the same amount which matured in February 2011 and was provided by a third-party bank.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   On April 28, 2010, GLAIC entered into a reinsurance treaty with River Lake VIII, a subsidiary of GLAIC, effective April 1, 2010 (the "Reinsurance Treaty II"). In conjunction with the Reinsurance Treaty II, on April 28, 2010, River Lake VIII delivered to GLAIC a $525.0 million conditional letter of credit issued by a third-party bank.

   On April 7, 2009, GLAIC entered into a reinsurance treaty with River Lake VII, a subsidiary of GLAIC, effective January 1, 2009 (the "Reinsurance Treaty I"). In conjunction with the Reinsurance Treaty I, on April 7, 2009, River Lake VII delivered to GLAIC a $580.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $268.9 million as of December 31, 2011.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2011 and 2010, the carrying value of our investment in GLICNY was $508.2 million and $418.1 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                         YEARS ENDED DECEMBER 31,
                                         ------------------------
                  (AMOUNTS IN MILLIONS)   2011     2010    2009
                  ---------------------  ------   ------  ------
                  Net investment income. $329.4   $316.6  $298.4
                  Total revenues........ $491.2   $524.3  $411.1
                  Net income (loss)..... $(15.0)  $ 57.9  $ 12.8

                                            AS OF DECEMBER 31,
                                            -------------------
                (AMOUNTS IN MILLIONS)         2011      2010
                ---------------------       --------- ---------
                Total assets............... $11,003.1 $10,156.3
                Total liabilities.......... $ 9,530.0 $ 8,945.0
                Total stockholders' equity. $ 1,473.1 $ 1,211.3

   On January 1, 2012, GLICNY will implement a change in accounting principle to floor its liability for future policy benefits on each level premium term life insurance policy at zero. GLICNY will implement this change in accounting retrospectively, which will reduce its retained earnings and stockholders' equity by approximately $14.0 million as of January 1, 2012, and will reduce net income (loss) by approximately $1.5 million, $1.1 million and $3.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. As a result, our investment in GLICNY will be impacted to the extent of our ownership interest of 34.5%.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. GLICNY will adopt this new guidance retrospectively, which will reduce its retained earnings and stockholders' equity by $81.3 million as of January 1, 2012, and will increase net loss by $5.1 million for the year ended
December 31, 2011 and will increase net income by $6.0 million for the year ended December 31, 2010. For the year ended December 31, 2009 the new guidance will reduce net income by $0.4 million. As a result, our investment in GLICNY will be impacted to the extent of our ownership interest of 34.5%.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1154 4/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2012, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials. This contract (RetireReady/SM/ Choice) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):


Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. International Growth Fund -- Series II shares

Invesco Van Kampen V.I. American Franchise Fund -- Series I shares (formerly,
  Invesco V.I. Capital Appreciation Fund -- Series I shares)
Invesco Van Kampen V.I. Comstock Fund -- Series II shares
Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares


Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares (formerly,
  Invesco V.I. Basic Value Fund -- Series II shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:

Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 (formerly,
  Columbia Marsico Growth Fund, Variable Series -- Class A)
Columbia Variable Portfolio -- Marsico International Opportunities Fund --
  Class 2 (formerly, Columbia Marsico International Opportunities Fund, Variable Series -- Class B)


EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2

VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Money Market Fund
Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares



JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares

Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

WELLS FARGO VARIABLE TRUST:

Wells Fargo Advantage VT Omega Growth Fund -- Class 2


THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2003:

DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/2/

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.
/2/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

JANUS ASPEN SERIES:
Enterprise Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Janus Portfolio -- Service Shares
Worldwide Portfolio -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PURCHASE PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
Overseas Portfolio -- Service Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco Van Kampen V.I. American Franchise Fund --
   Series II shares (formerly, Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares)


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2012, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS.....................................................................  7

FEE TABLES......................................................................  8
   Examples..................................................................... 10

SYNOPSIS........................................................................ 10

CONDENSED FINANCIAL INFORMATION................................................. 12

THE COMPANY..................................................................... 12

FINANCIAL CONDITION OF THE COMPANY.............................................. 13

THE SEPARATE ACCOUNT............................................................ 14
   The Portfolios............................................................... 14
   Subaccounts.................................................................. 15
   Voting Rights................................................................ 23
   Asset Allocation Program..................................................... 24

THE GUARANTEE ACCOUNT........................................................... 29

CHARGES AND OTHER DEDUCTIONS.................................................... 30
   Transaction Expenses......................................................... 30
     Surrender Charge........................................................... 30
     Exceptions to the Surrender Charge......................................... 31
   Deductions from the Separate Account......................................... 31
   Other Charges................................................................ 31

THE CONTRACT.................................................................... 32
   Purchase of the Contract..................................................... 32
   Ownership.................................................................... 33
   Assignment................................................................... 33
   Purchase Payments............................................................ 34
   Valuation Day and Valuation Period........................................... 34
   Allocation of Purchase Payments.............................................. 34
   Valuation of Accumulation Units.............................................. 34

TRANSFERS....................................................................... 35
   Transfers Before the Annuity Commencement Date............................... 35
   Transfers from the Guarantee Account to the Subaccounts...................... 35
   Transfers from the Subaccounts to the Guarantee Account...................... 35
   Transfers Among the Subaccounts.............................................. 35
   Telephone/Internet Transactions.............................................. 36
   Confirmation of Transactions................................................. 37
   Special Note on Reliability.................................................. 37
   Transfers by Third Parties................................................... 37
   Special Note on Frequent Transfers........................................... 37
   Dollar Cost Averaging Program................................................ 39
   Defined Dollar Cost Averaging Program........................................ 40
   Portfolio Rebalancing Program................................................ 40
   Guarantee Account Interest Sweep Program..................................... 40

SURRENDERS AND PARTIAL WITHDRAWALS..............................................  41
   Surrenders and Partial Withdrawals...........................................  41
   Restrictions on Distributions From Certain Contracts.........................  42
   Systematic Withdrawal Program................................................  42
   Annuity Cross Funding Program................................................  43

THE DEATH BENEFIT...............................................................  45
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.  45
   Optional Death Benefit.......................................................  46
   Optional Enhanced Death Benefit..............................................  47
   When We Calculate the Death Benefit..........................................  48
   Death of an Owner or Joint Owner Before the Annuity Commencement Date........  48
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date..........................................................  50

INCOME PAYMENTS.................................................................  51
   Income Payments and the Annuity Commencement Date............................  51
   Optional Payment Plans.......................................................  52
   Variable Income Payments.....................................................  53
   Transfers After the Annuity Commencement Date................................  53

TAX MATTERS.....................................................................  53
   Introduction.................................................................  53
   Taxation of Non-Qualified Contracts..........................................  54
   Section 1035 Exchanges.......................................................  56
   Qualified Retirement Plans...................................................  57
   Federal Income Tax Withholding...............................................  61
   State Income Tax Withholding.................................................  61
   Tax Status of the Company....................................................  61
   Federal Estate, Gift and Generation-Skipping Transfer Taxes..................  61
   Federal Defense of Marriage Act..............................................  62
   Annuity Purchases by Residents of Puerto Rico................................  62
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.............  62
   Foreign Tax Credits..........................................................  62
   Changes in the Law...........................................................  62

REQUESTING PAYMENTS.............................................................  62

SALE OF THE CONTRACTS...........................................................  63

ADDITIONAL INFORMATION..........................................................  64
   Owner Questions..............................................................  64
   Return Privilege.............................................................  64
   State Regulation.............................................................  65
   Evidence of Death, Age, Gender, Marital Status or Survival...................  65
   Records and Reports..........................................................  65
   Other Information............................................................  65
   Legal Proceedings............................................................  65

APPENDIX A -- THE DEATH BENEFIT................................................. A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION................................... B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

FUNDING ANNUITY -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

GENERAL ACCOUNt -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
-------------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed      Surrender Charge as a
 payments partially withdrawn or surrendered)      Years Since We Received  Percentage of the Purchase
                                                   the Purchase Payment     Payment Partially
                                                                            Withdrawn or
                                                                            Surrendered/1,2/
                                                   ----------------------------------------------------
                                                             0                         6%
                                                             1                         6%
                                                             2                         6%
                                                             3                         6%
                                                             4                         5%
                                                             5                         4%
                                                         6 or more                     0%
-------------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3 /
-------------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
---------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE
 SEPARATE ACCOUNT)
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%                        1.55%
---------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                    0.15%
---------------------------------------------------------------------------------------------------
OPTIONAL BENEFITS (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE TIME THE CHARGE IS TAKEN)/2/
---------------------------------------------------------------------------------------------------
 Optional Death Benefit Rider                                   0.25%/3/
---------------------------------------------------------------------------------------------------
 Optional Enhanced Death Benefit Rider                          0.35%/4/
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/5/                                         2.10%                        2.30%
---------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.45%   2.32%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2011, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,035      $2,027      $2,930       $4,964


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $404       $1,395      $2,387       $4,873


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $495       $1,486      $2,478       $4,964


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE DEATH BENEFIT RIDER
OPTIONS? Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of

Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.



                          SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                          ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
FUNDS (INVESCO VARIABLE    SERIES I SHARES
INSURANCE FUNDS)
                          ---------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH   Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.             to seek capital growth.
                          AMERICAN FRANCHISE FUND --
                          SERIES I SHARES (FORMERLY, INVESCO
                          V.I. CAPITAL APPRECIATION FUND --
                          SERIES I SHARES)
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.             Seeks capital growth and income
                          COMSTOCK FUND -- SERIES II SHARES   through investments in equity
                                                              securities, including common stocks,
                                                              preferred stocks and securities
                                                              convertible into common and preferred
                                                              stocks.
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. EQUITY      Seeks both capital appreciation and
                          AND INCOME FUND -- SERIES II        current income.
                          SHARES
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. VALUE       Long-term growth of capital.
                          OPPORTUNITIES FUND -- SERIES II
                          SHARES (FORMERLY, INVESCO V.I.
                          BASIC VALUE FUND -- SERIES II
                          SHARES)
                          ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
FUND, INC.                 CLASS B                            determination of reasonable risk.
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.
                          THEMATIC GROWTH PORTFOLIO --
                           CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                          GROWTH FUND -- CLASS B
                          ---------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --     The fund pursues long-term total
VARIABLE PORTFOLIOS II,    CLASS II                           return using a strategy that seeks to
INC.                                                          protect against U.S. inflation.
                          ---------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation, and
SERIES FUNDS, INC.        FUND -- CLASS III SHARES            secondarily, income.

                          ---------------------------------------------------------------------------
                          BLACKROCK GLOBAL ALLOCATION V.I.    Seeks high total investment return.
                          FUND -- CLASS III SHARES


                          ---------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.


------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.

------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.




------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
    (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock International Limited)
------------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------------
                         BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.
                         FUND -- CLASS III SHARES

                         ------------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES       Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         ------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA VARIABLE PORTFOLIO --      The fund seeks long-term growth of
INSURANCE TRUST I        MARSICO GROWTH FUND -- CLASS 1      capital.
                         (FORMERLY, COLUMBIA MARSICO
                         GROWTH FUND, VARIABLE SERIES --
                         CLASS A)
                         ------------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --      The fund seeks long-term growth of
                         MARSICO INTERNATIONAL               capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         (FORMERLY, COLUMBIA MARSICO
                         INTERNATIONAL OPPORTUNITIES FUND,
                         VARIABLE SERIES -- CLASS B)
                         ------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND        To provide a high level of current
TRUST                                                        income.
                         ------------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND          Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES           investing in a diversified portfolio of
                                                             high yield, lower-rated corporate
                                                             bonds, commonly referred to as "junk
                                                             bonds."
                         ------------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --       Seeks capital appreciation.
                         SERVICE SHARES


                         ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO --  SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS       CLASS 2                             consistent with reasonable risk.
FUND










                         ------------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         ------------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL APPRECIATION    Seeks capital appreciation.
                         PORTFOLIO -- SERVICE CLASS 2

                         ------------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                         SERVICE CLASS 2                     will also consider the potential for
                                                             capital appreciation. The fund's goal is
                                                             to achieve a yield which exceeds the
                                                             composite yield on the securities
                                                             comprising the S&P 500(R) Index.
                         ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
       (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
       (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
       Marsico Capital Management, LLC)


------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
       Marsico Capital Management, LLC)



------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds, commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
       Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                  Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
                    VIP GROWTH & INCOME                Seeks high total return through a
                    PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                       capital appreciation.
                    ------------------------------------------------------------------------------
                    VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                    PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES         Seeks to maximize income while
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES             maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities.
                    ------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING    Seeks capital appreciation, with
                    FUNDS ALLOCATION FUND -- CLASS 2   income as a secondary goal. The fund
                    SHARES/1/                          normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    ------------------------------------------------------------------------------
                    MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                    CLASS 2 SHARES                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ------------------------------------------------------------------------------
                    INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
                                                       with prudent investment management
                                                       and the preservation of capital.
                    ------------------------------------------------------------------------------
                    MID-CAP EQUITY FUND --             Seeks long-term growth of capital and
                    CLASS 1 SHARES/2/                  future income.
                    ------------------------------------------------------------------------------
                    MONEY MARKET FUND/3/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and the maintenance of
                                                       liquidity.
                    ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Templeton Services, LLC
income as a secondary goal. The fund       (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
-----------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

                    /2/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /3/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                       CLASS 1 SHARES                     future income rather than current
                                                          income.
                       ------------------------------------------------------------------------------
                       REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                       CLASS 1 SHARES                     current income and capital
                                                          appreciation.
                       ------------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                          accumulation of income that
                                                          corresponds to the investment return of
                                                          the S&P 500(R) Composite Stock Index.
                       ------------------------------------------------------------------------------
                       SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                       SHARES






                       ------------------------------------------------------------------------------
                       TOTAL RETURN FUND/2/               Seeks the highest total return,
                                                          composed of current income and
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.



                       ------------------------------------------------------------------------------
                       U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                       SHARES
                       ------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                       SHARES                             consistent with preservation of capital
                                                          and balanced by current income.
                       ------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/3/ that seeks long-term growth of capital.
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks capital appreciation.
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --
                       CLASS II
                       ------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE    Seeks long-term capital growth.
                       FUNDAMENTAL ALL CAP VALUE          Current income is a secondary
                       PORTFOLIO -- CLASS I               consideration.
                       ------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                       ------------------------------------------------------------------------------
                       MFS(R) INVESTORS TRUST SERIES --   The fund's investment objective is to
                       SERVICE CLASS SHARES               seek capital appreciation.
                       ------------------------------------------------------------------------------
                       MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                       SERVICE CLASS SHARES               seek total return.
                       ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
the S&P 500(R) Composite Stock Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C, Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C. (for small-cap equity
                                           investments only))
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
         Advisors, LLC)
-----------------------------------------------------------------------------
Seeks long-term capital growth.            Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
consideration.                             Advisors, LLC)
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial
seek total return.                         Services Company
-----------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.



                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                       CLASS SHARES                        seek total return.
                       -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED FUND/          The Fund seeks a high total investment
ACCOUNT FUNDS          VA -- SERVICE SHARES                return, which includes current income
                                                           and capital appreciation.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                 The Fund seeks capital appreciation by
                       APPRECIATION FUND/VA -- SERVICE     investing in securities of well-known
                       SHARES                              established companies.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES       The Fund seeks long-term capital
                       FUND/VA -- SERVICE SHARES           appreciation by investing a substantial
                                                           portion of its assets in securities of
                                                           foreign issuers, "growth-type"
                                                           companies, cyclical industries and
                                                           special situations that are considered to
                                                           have appreciation possibilities.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET FUND/       The Fund seeks high total return.
                       VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL-      The Fund seeks capital appreciation.
                       & MID- CAP FUND(R)/VA -- SERVICE
                       SHARES
                       -------------------------------------------------------------------------------
                       OPPENHEIMER SMALL- & MID-CAP        The Fund seeks capital appreciation by
                       GROWTH FUND/VA -- SERVICE           investing in "growth type" companies.
                       SHARES
                       -------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR      Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                        with preservation of real capital and
                                                           prudent investment management.
                       -------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --             Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT           Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS   consistent with preservation of capital
                       SHARES                              and prudent investment management.
                       -------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --           Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --           Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II      Seeks long-term growth of capital.
FUND                   SHARES

                       -------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --   Seeks long-term growth of capital.
                       CLASS II SHARES

                       -------------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --      Seeks long-term growth of capital.
                       CLASS II SHARES

                       -------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The Fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation.
------------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known
established companies.
------------------------------------------------------------------------------
The Fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth-type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
------------------------------------------------------------------------------
The Fund seeks high total return.          OppenheimerFunds, Inc.

------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OppenheimerFunds, Inc.


------------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in "growth type" companies.

------------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
 (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
        (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
        (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------

                                                                                            ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                     AS APPLICABLE)
                 -----------------------------------------------------------------------------------------------------------
RYDEX VARIABLE   NASDAQ-100(R) FUND/1/           Seeks to provide investment results      Guggenheim Investments
TRUST                                            that correspond to a benchmark for
                                                 over-the-counter securities. The fund's
                                                 current benchmark is the NASDAQ
                                                 100 Index(TM).
                 -----------------------------------------------------------------------------------------------------------
WELLS FARGO      WELLS FARGO ADVANTAGE VT OMEGA  The fund seeks long-term capital         Wells Fargo Funds Management,
VARIABLE TRUST   GROWTH FUND -- CLASS 2          appreciation.                            LLC (sub-advised by Wells Capital
                                                                                          Management Incorporated)


                 -----------------------------------------------------------------------------------------------------------




The following Portfolios are not available to contracts issued on or after May 1, 2003:


                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    --------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current     The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                    SHARES
                    --------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.     Janus Capital Management LLC
                    SHARES
                    --------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.     Janus Capital Management LLC
                    SERVICE SHARES
                    --------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.     Janus Capital Management LLC
                    --------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital.     Janus Capital Management LLC
                    SHARES
                    --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE   with the preservation of capital and   Company LLC
                    CLASS SHARES                       prudent investment management.
                    --------------------------------------------------------------------------------------------------------


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                       SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP ASSET MANAGER/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS     PORTFOLIOS -- SERVICE CLASS 2  reduced risk over the long-term by
FUND                                                  allocating its assets among stocks,
                                                      bonds, and short-term instruments.









                       -----------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long-term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------


                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                                                ADVISER (AND SUB-ADVISER(S),
                        SUBACCOUNT INVESTING IN                INVESTMENT OBJECTIVE                   AS APPLICABLE)
                        -------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE    Seeks long-term capital appreciation.  Goldman Sachs Asset Management,
INSURANCE TRUST         FUND                                                                  L.P.
                        -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to  Massachusetts Financial Services
INSURANCE TRUST         SERVICE CLASS SHARES           seek capital appreciation.             Company
                        -------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:



                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I.              to seek capital growth.
INSURANCE FUNDS        AMERICAN FRANCHISE FUND --
(INVESCO VARIABLE      SERIES II SHARES (FORMERLY, INVESCO
INSURANCE FUNDS)       VAN KAMPEN V.I. CAPITAL GROWTH
                       FUND -- SERIES II SHARES)
                       ----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE      Seeks a high level of current income.
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER                Long-term capital appreciation is a
                       PORTFOLIO -- CLASS II                secondary objective.
                       ----------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Advisors, LLC)
-------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.



PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
       Total Return Fund -- Class 3 Shares


   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) --Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio --Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II.

   Wells Fargo Variable Trust:

       Wells Fargo Advantage VT Omega Growth Fund -- Class 2


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust,
GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the

Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Models. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.


If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.


In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.



Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS




                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares                 1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Securities
                              Fund/VA -- Service Shares         1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2
                              (formerly, Columbia Marsico
                              International Opportunities
                              Fund, Variable Series --
                              Class B)                          1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        2%      4%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    1%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          19%     14%      9%      4%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

ANNUITY CROSS FUNDING PROGRAM

THE ANNUITY CROSS FUNDING PROGRAM IS NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER AUGUST 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

WHAT IS THE ANNUITY CROSS FUNDING PROGRAM? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

HOW DOES THE ANNUITY CROSS FUNDING PROGRAM WORK? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IS OFFERED BY A SEPARATE PROSPECTUS. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

ANNUITY CROSS FUNDING PROGRAM -- TAX TREATMENT OF THE ANNUITY CONTRACTS. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. CHANGING THE ANNUITY COMMENCEMENT DATE FOR THIS FUNDING ANNUITY AND THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY ONCE A CROSS FUNDING PROGRAM HAS BEGUN MAY HAVE ADVERSE TAX CONSEQUENCES, AND YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING ANY SUCH CHANGE. IN ADDITION, CHANGING THE ANNUITY COMMENCEMENT DATE ON THIS FUNDING ANNUITY MAY CAUSE YOU TO LOSE YOUR RIGHTS TO GUARANTEED MINIMUM INCOME PAYMENTS UNDER THE TERMS OF THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT.

BOTH CONTRACTS MUST HAVE THE SAME OWNER, JOINT OWNER IF ANY, ANNUITANT, AND JOINT ANNUITANT, IF ANY. THE BENEFICIARIES NEED NOT BE THE SAME. CHANGING ANY OWNER, ANNUITANT, OR BENEFICIARY MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING SUCH A CHANGE.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. YOU MAY CHOOSE TO RETURN EITHER THIS FUNDING ANNUITY, THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY, OR BOTH CONTRACTS IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE. RETURNING EITHER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE WITHOUT ALSO RETURNING THE OTHER CONTACT MAY RESULT IN ADVERSE TAX CONSEQUENCES AND YOU SHOULD CONSULT A TAX ADVISER BEFORE RETURNING ONLY ONE CONTRACT.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. YOU SHOULD BE AWARE THAT THE TAX TREATMENT OF PARTIAL WITHDRAWALS OR SURRENDERS FROM EITHER THIS FUNDING ANNUITY CONTRACT OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT WILL BE AFFECTED BY PARTIAL WITHDRAWALS OR SURRENDERS AS WELL AS GAINS OR LOSSES WITH RESPECT TO THE OTHER CONTRACT. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING PARTIAL WITHDRAWALS OR SURRENDERS FROM THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY WHILE PARTICIPATING IN AN ANNUITY CROSS FUNDING PROGRAM.

DEATH BENEFITS WILL BE CALCULATED AND PAID SEPARATELY IN ACCORDANCE WITH THE PROVISIONS OF THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY AS THE CASE MAY BE, AND AS DISCLOSED IN THE PROSPECTUS FOR THE RESPECTIVE CONTRACT.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING

ANNUITY PAYMENTS TO START UNDER THIS FUNDING ANNUITY AND/OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT AND BEFORE COMMUTING ANY INCOME PAYMENTS BEFORE THE PAYMENT DATE FOR SUCH PAYMENT.

THIS DISCUSSION OF THE ANNUITY CROSS FUNDING PROGRAM DOES NOT ATTEMPT TO ADDRESS THE TAX AND OTHER TREATMENT OF EVERY TRANSACTION THAT COULD BE EFFECTED UNDER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM. YOU SHOULD CONSULT A TAX ADVISER BEFORE YOU PURCHASE THIS CONTRACT AND/OR SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM.

THE DEATH BENEFIT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE ANNUITY COMMENCEMENT DATE

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, PLUS any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, PLUS any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant PLUS any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) MINUS (2) PLUS (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant PLUS any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

OPTIONAL DEATH BENEFIT

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 701/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.


SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             AMOUNT OF
     PERSON WHO DIED        PROCEEDS PAID
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE ANNUITY COMMENCEMENT DATE

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

INCOME PAYMENTS AND THE ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED.   For a contract to be
treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF CROSS FUNDED ANNUITY CONTRACTS. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions
(e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

          The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.


If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.


Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.


You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.


GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.


By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE
LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 WestBroad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital

Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms"), that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.


No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.


All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2011, 2010 and 2009, $49.5 million, $59.7 million and $64.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2011, 2010 and 2009, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract

PLUS any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

THE DEATH BENEFIT

THE EXAMPLE OF THE BASIC DEATH BENEFIT IS FOR CONTRACTS ISSUED ON OR AFTER MAY 15, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE STATE MODIFICATIONS.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                                          PURCHASE
                                          PAYMENTS
             ANNUITANT'S END OF CONTRACT ACCUMULATED     BASIC
                 AGE      YEAR   VALUE      AT 5%    DEATH BENEFIT
             -----------------------------------------------------
                 76        1    $103,000  $105,000     $105,000
                 77        2     110,000   110,250      110,250
                 78        3      80,000   115,763      115,763
                 79        4     120,000   121,551      121,551
                 80        5     130,000   127,628      130,000
                 81        6     150,000   127,628      150,000
                 82        7     160,000   127,628      160,000
                 83        8     130,000   127,628      130,000
             -----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17           20,000      20,000
                    3/31/18           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

THE EXAMPLE OF THE BASIC DEATH BENEFIT IS FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                                          PURCHASE
                                          PAYMENTS
             END OF ANNUITANT'S CONTRACT ACCUMULATED     BASIC
              YEAR      AGE      VALUE      AT 5%    DEATH BENEFIT
             -----------------------------------------------------
               1        76      $103,000  $105,000     $105,000
               2        77       112,000   110,250      112,000
               3        78        90,000   115,763      115,763
               4        79       135,000   121,551      135,000
               5        80       130,000   127,628      135,000
               6        81       150,000   127,628      150,000
               7        82       125,000   127,628      135,000
               8        83       145,000   127,628      145,000
             -----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17      --   20,000      20,000
                    3/31/18      --   14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL DEATH BENEFIT

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   OPTIONAL
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                         70            --   $100,000   $100,000
                1        71        $6,000     91,310    100,000
                2        72         6,000     82,854    100,000
                3        73         6,000     74,625    100,000
                4        74         6,000     66,618    100,000
                5        75         6,000     58,826    100,000
                6        76         6,000     51,243    100,000
                7        77         6,000     43,865    100,000
                8        78         6,000     36,685    100,000
              ----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT   OPTIONAL
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17      --   20,000      20,000
                    3/31/18      --   14,000      20,000
                    ---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

OPTIONAL ENHANCED DEATH BENEFIT

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                  PURCHASE CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE    PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         8/01/09  $100,000 $100,000 $      0 $100,000      $     0
         8/01/29            300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                   EACH ANNUITANT AGE 70 OR YOUNGER AT ISSUE



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.80            $11.23          71,980   2011
                                                                           11.20             11.80          86,342   2010
                                                                            7.70             11.20         134,384   2009
                                                                           16.25              7.70         113,750   2008
                                                                           16.28             16.25         198,694   2007
                                                                           14.63             16.28         228,174   2006
                                                                           14.09             14.63         259,803   2005
                                                                           12.90             14.09         259,631   2004
                                                                           10.00             12.90         106,153   2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.87            $ 5.32         619,341   2011
                                                                            5.16              5.87         711,212   2010
                                                                            4.32              5.16         851,065   2009
                                                                            7.63              4.32       1,011,329   2008
                                                                            6.92              7.63       1,407,594   2007
                                                                            6.61              6.92       1,917,703   2006
                                                                            6.16              6.61       1,405,512   2005
                                                                            5.87              6.16       1,619,575   2004
                                                                            4.60              5.87       1,804,002   2003
                                                                            6.17              4.60       1,654,630   2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.80            $10.63         428,708   2011
                                                                           10.01             10.80         501,047   2010
                                                                            7.92             10.01         603,182   2009
                                                                           11.51              7.92         716,674   2008
                                                                           10.81             11.51         912,718   2007
                                                                           10.00             10.81       1,199,090   2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $15.10            $13.84         243,387   2011
                                                                           13.62             15.10         351,130   2010
                                                                           10.25             13.62         262,790   2009
                                                                           17.49             10.25         279,104   2008
                                                                           15.52             17.49         490,213   2007
                                                                           12.32             15.52         396,174   2006
                                                                           10.63             12.32         281,930   2005
                                                                           10.00             10.63          12,534   2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $11.34            $10.45         169,267   2011
                                                                            9.63             11.34         190,631   2010
                                                                            5.90              9.63         252,305   2009
                                                                           11.77              5.90         252,277   2008
                                                                           10.25             11.77         322,109   2007
                                                                           10.14             10.25         373,081   2006
                                                                            9.56             10.14         429,820   2005
                                                                            9.09              9.56         462,312   2004
                                                                            7.26              9.09         399,406   2003
                                                                           10.00              7.26          74,816   2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $12.32            $11.88         578,599   2011
                                                                              10.81             12.32         611,150   2010
                                                                               8.55             10.81         794,399   2009
                                                                              13.52              8.55       1,031,858   2008
                                                                              14.05             13.52       1,560,702   2007
                                                                              12.29             14.05       1,762,048   2006
                                                                              11.99             12.29       1,996,533   2005
                                                                              10.36             11.99       2,071,124   2004
                                                                               8.05             10.36       1,212,109   2003
                                                                              10.00              8.05         221,474   2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.89            $ 9.62          13,996   2011
                                                                               8.96              9.89           7,336   2010
                                                                               7.43              8.96          14,620   2009
                                                                               9.75              7.43           9,487   2008
                                                                              10.00              9.75              --   2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.33            $ 8.91          53,569   2011
                                                                               8.59              9.33         143,353   2010
                                                                               7.01              8.59         245,625   2009
                                                                              10.19              7.01          22,256   2008
                                                                              10.00             10.19           1,664   2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $16.01            $12.08          17,862   2011
                                                                              13.70             16.01          41,356   2010
                                                                               9.09             13.70          91,218   2009
                                                                              17.56              9.09          52,275   2008
                                                                              14.87             17.56          39,349   2007
                                                                              13.93             14.87          38,867   2006
                                                                              13.64             13.93          49,963   2005
                                                                              13.18             13.64          57,125   2004
                                                                              10.00             13.18          60,449   2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $10.92            $11.41       1,292,066   2011
                                                                               9.82             10.92       1,624,461   2010
                                                                               8.29              9.82       1,932,667   2009
                                                                              14.19              8.29       2,530,010   2008
                                                                              13.74             14.19       3,380,870   2007
                                                                              11.92             13.74       4,321,830   2006
                                                                              11.57             11.92       5,046,919   2005
                                                                              10.56             11.57       5,642,154   2004
                                                                               8.11             10.56       6,289,753   2003
                                                                              10.59              8.11       5,524,223   2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.48            $ 8.31         389,400   2011
                                                                              10.20             10.48         421,752   2010
                                                                               7.70             10.20         534,811   2009
                                                                              16.74              7.70         672,901   2008
                                                                              16.10             16.74       1,052,510   2007
                                                                              12.10             16.10       1,152,850   2006
                                                                              10.54             12.10         540,892   2005
                                                                              10.00             10.54          11,649   2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                                   NUMBER OF
                                                                 ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                   BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B           $ 6.19            $ 5.87         681,277   2011
                                                                      5.72              6.19         786,633   2010
                                                                      4.23              5.72         959,318   2009
                                                                      7.14              4.23       1,180,629   2008
                                                                      6.38              7.14       1,449,523   2007
                                                                      6.52              6.38       1,866,223   2006
                                                                      5.77              6.52       2,059,137   2005
                                                                      5.40              5.77       2,273,168   2004
                                                                      4.45              5.40       2,466,299   2003
                                                                      6.53              4.45       2,674,514   2002
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B           $10.37            $10.65         405,117   2011
                                                                      7.71             10.37         407,019   2010
                                                                      5.54              7.71         248,702   2009
                                                                     10.34              5.54         320,726   2008
                                                                      9.24             10.34         429,888   2007
                                                                      8.49              9.24         430,802   2006
                                                                      8.22              8.49         462,258   2005
                                                                      7.29              8.22         690,004   2004
                                                                      4.98              7.29         608,376   2003
                                                                      7.44              4.98         441,469   2002
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                          $11.71            $12.89         271,770   2011
                                                                     11.31             11.71         229,394   2010
                                                                     10.42             11.31         189,816   2009
                                                                     10.75             10.42          95,705   2008
                                                                      9.96             10.75          25,426   2007
                                                                      9.96              9.96          28,516   2006
                                                                     10.00              9.96          13,595   2005
-------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               $11.69            $11.19         103,903   2011
                                                                     10.55             11.69          96,085   2010
                                                                      8.18             10.55          73,330   2009
                                                                     13.17              8.18          74,631   2008
                                                                     13.17             13.17          97,148   2007
                                                                     10.99             13.17         129,453   2006
                                                                     10.87             10.99          71,429   2005
                                                                     10.00             10.87          53,823   2004
-------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         $14.86            $14.10         715,070   2011
                                                                     13.74             14.86         733,495   2010
                                                                     11.54             13.74         739,864   2009
                                                                     14.59             11.54         717,177   2008
                                                                     12.68             14.59         964,652   2007
                                                                     11.06             12.68          52,400   2006
                                                                     10.00             11.06          15,084   2005
-------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $10.90            $10.99          23,052   2011
                                                                      9.62             10.90          26,152   2010
                                                                      7.71              9.62          24,686   2009
                                                                     13.24              7.71          17,116   2008
                                                                     12.44             13.24          26,351   2007
                                                                     11.82             12.44          78,587   2006
                                                                     10.86             11.82          14,558   2005
                                                                     10.00             10.86           3,550   2004
-------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                        $12.30            $11.80         95,516
                                                                                       9.73             12.30        109,294
                                                                                       7.71              9.73         59,768
                                                                                      13.10              7.71         48,684
                                                                                      13.45             13.10         82,530
                                                                                      12.16             13.45         99,349
                                                                                      11.21             12.16        100,305
                                                                                      10.00             11.21         28,506
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $15.69            $15.05        201,630
                                                                                      13.10             15.69        301,177
                                                                                      10.50             13.10        286,128
                                                                                      17.61             10.50        375,344
                                                                                      15.22             17.61        795,850
                                                                                      14.56             15.22        619,434
                                                                                      13.76             14.56        755,361
                                                                                      12.36             13.76        637,766
                                                                                      10.00             12.36        415,591
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $20.00            $16.51        317,872
   Class 2                                                                            17.85             20.00        471,095
                                                                                      13.14             17.85        482,996
                                                                                      25.90             13.14        588,351
                                                                                      21.97             25.90        750,022
                                                                                      18.10             21.97        816,626
                                                                                      15.37             18.10        725,504
                                                                                      13.39             15.37        629,781
                                                                                      10.00             13.39        235,207
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares               $ 6.69            $ 6.65        494,987
                                                                                       5.92              6.69        531,649
                                                                                       4.49              5.92        543,033
                                                                                       6.95              4.49        581,878
                                                                                       6.55              6.95        629,413
                                                                                       6.09              6.55        692,068
                                                                                       5.97              6.09        731,935
                                                                                       5.70              5.97        769,615
                                                                                       4.60              5.70        805,029
                                                                                       6.57              4.60        826,845
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.95            $12.08        283,901
                                                                                      11.12             11.95        399,954
                                                                                       7.82             11.12        470,142
                                                                                      10.90              7.82        194,554
                                                                                      10.89             10.90        456,252
                                                                                      10.48             10.89        633,876
                                                                                      10.24             10.48        663,027
                                                                                      10.11             10.24        353,270
                                                                                       9.97             10.11         74,779
                                                                                      10.00              9.97             --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $16.41            $16.96         492,760   2011
                                                                         14.57             16.41         601,478   2010
                                                                          9.70             14.57         546,603   2009
                                                                         13.32              9.70         555,903   2008
                                                                         13.11             13.32         768,313   2007
                                                                         12.04             13.11         968,217   2006
                                                                         11.95             12.04       1,151,493   2005
                                                                         11.01             11.95       1,321,309   2004
                                                                          9.18             11.01       1,311,907   2003
                                                                          9.19              9.18         806,651   2002
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.55            $15.81         203,608   2011
                                                                         16.00             18.55         257,334   2010
                                                                         12.58             16.00         315,562   2009
                                                                         21.98             12.58         383,820   2008
                                                                         18.50             21.98         490,406   2007
                                                                         16.39             18.50         539,707   2006
                                                                         15.01             16.39         582,051   2005
                                                                         13.31             15.01         559,675   2004
                                                                         10.00             13.31         349,744   2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.64            $12.10          44,801   2011
                                                                         11.26             12.64          48,124   2010
                                                                          8.88             11.26          44,858   2009
                                                                         12.68              8.88          55,220   2008
                                                                         11.18             12.68          39,522   2007
                                                                         10.59             11.18          65,154   2006
                                                                         10.36             10.59          63,676   2005
                                                                         10.00             10.36          51,162   2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.44            $10.84         210,424   2011
                                                                          9.87             11.44         144,319   2010
                                                                          7.24              9.87          86,262   2009
                                                                         11.16              7.24          50,633   2008
                                                                         10.43             11.16          75,300   2007
                                                                         10.00             10.43           5,757   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.03            $12.48       1,839,386   2011
                                                                         11.32             13.03       2,059,197   2010
                                                                          8.48             11.32       2,375,861   2009
                                                                         15.02              8.48       2,962,411   2008
                                                                         13.00             15.02       4,123,191   2007
                                                                         11.85             13.00       4,743,032   2006
                                                                         10.31             11.85       5,170,564   2005
                                                                          9.09             10.31       4,156,766   2004
                                                                          7.20              9.09       3,810,786   2003
                                                                          8.08              7.20       2,661,330   2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.86            $14.23          19,127   2011
                                                                         12.79             14.86          22,396   2010
                                                                          9.56             12.79          22,428   2009
                                                                         16.55              9.56          26,080   2008
                                                                         15.74             16.55          34,197   2007
                                                                         14.04             15.74          49,905   2006
                                                                         11.81             14.04          35,538   2005
                                                                         11.84             11.81          12,432   2004
                                                                         10.00             11.84           1,978   2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $11.80            $11.70       1,090,682   2011
                                                                  10.42             11.80       1,447,401   2010
                                                                   8.15             10.42       1,689,693   2009
                                                                  14.46              8.15       2,081,561   2008
                                                                  14.50             14.46       2,782,631   2007
                                                                  12.27             14.50       3,533,441   2006
                                                                  11.80             12.27       3,665,382   2005
                                                                  10.77             11.80       3,827,455   2004
                                                                   8.41             10.77       3,841,811   2003
                                                                  10.31              8.41       2,767,792   2002
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $ 9.49            $ 9.48         381,866   2011
                                                                   8.41              9.49         449,862   2010
                                                                   6.73              8.41         524,805   2009
                                                                  11.75              6.73         639,991   2008
                                                                  10.67             11.75         789,352   2007
                                                                   9.60             10.67         967,483   2006
                                                                   9.07              9.60       1,091,426   2005
                                                                   8.73              9.07       1,252,574   2004
                                                                   7.18              8.73       1,312,878   2003
                                                                   8.76              7.18       1,005,725   2002
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $ 6.72            $ 6.61         933,939   2011
                                                                   5.50              6.72       1,047,479   2010
                                                                   4.37              5.50       1,481,797   2009
                                                                   8.41              4.37       1,538,456   2008
                                                                   6.74              8.41       2,547,728   2007
                                                                   6.43              6.74       2,633,561   2006
                                                                   6.18              6.43       2,991,652   2005
                                                                   6.09              6.18       3,498,411   2004
                                                                   4.66              6.09       3,881,506   2003
                                                                   6.79              4.66       3,322,007   2002
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.58            $12.21         250,394   2011
                                                                  10.93             11.58         104,854   2010
                                                                   9.61             10.93         128,177   2009
                                                                  10.11              9.61          54,242   2008
                                                                  10.00             10.11          24,314   2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $22.86            $20.08       1,141,734   2011
                                                                  18.05             22.86       1,463,313   2010
                                                                  13.12             18.05       1,674,476   2009
                                                                  22.05             13.12       1,978,089   2008
                                                                  19.41             22.05       2,804,761   2007
                                                                  17.53             19.41       3,437,477   2006
                                                                  15.08             17.53       4,262,787   2005
                                                                  12.28             15.08       4,209,425   2004
                                                                   9.02             12.28       4,192,112   2003
                                                                  10.18              9.02       3,315,553   2002
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $12.47            $11.18          44,252   2011
                                                                  10.02             12.47          60,671   2010
                                                                   6.47             10.02          66,864   2009
                                                                  13.49              6.47          37,168   2008
                                                                  12.99             13.49          70,244   2007
                                                                  11.37             12.99          29,408   2006
                                                                  11.27             11.37          39,330   2005
                                                                  10.00             11.27          20,713   2004
----------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.72            $12.83         544,189   2011
                                                                                   11.46             12.72         603,556   2010
                                                                                    8.58             11.46         728,502   2009
                                                                                   12.38              8.58         898,760   2008
                                                                                   12.12             12.38       1,442,677   2007
                                                                                   10.40             12.12       1,692,906   2006
                                                                                   10.00             10.40         227,416   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.73            $ 8.46          92,318   2011
                                                                                    8.04              8.73         127,661   2010
                                                                                    6.26              8.04         327,285   2009
                                                                                    9.92              6.26         684,703   2008
                                                                                   10.00              9.92          23,806   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $14.60            $14.23         151,911   2011
                                                                                   13.33             14.60         190,970   2010
                                                                                   10.74             13.33         211,680   2009
                                                                                   17.33             10.74         227,254   2008
                                                                                   17.01             17.33         281,070   2007
                                                                                   14.58             17.01         289,634   2006
                                                                                   13.39             14.58              --   2005
                                                                                   12.07             13.39              --   2004
                                                                                    9.79             12.07              --   2003
                                                                                   10.00              9.79              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.65            $ 7.92          79,886   2011
                                                                                    8.17              8.65          78,970   2010
                                                                                    6.33              8.17         115,390   2009
                                                                                   11.14              6.33         130,138   2008
                                                                                   11.05             11.14         207,306   2007
                                                                                   10.00             11.05         170,313   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.06            $10.72         452,375   2011
                                                                                   10.06             11.06         535,345   2010
                                                                                    8.15             10.06         610,540   2009
                                                                                   12.34              8.15         693,465   2008
                                                                                   11.38             12.34         935,008   2007
                                                                                    9.80             11.38       1,154,798   2006
                                                                                    9.56              9.80       1,240,819   2005
                                                                                    8.86              9.56       1,309,565   2004
                                                                                    7.25              8.86       1,297,580   2003
                                                                                    8.93              7.25         886,920   2002
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $12.42            $13.12         248,870   2011
                                                                                   11.72             12.42         275,801   2010
                                                                                   11.03             11.72         332,761   2009
                                                                                   11.80             11.03         490,641   2008
                                                                                   11.43             11.80         653,627   2007
                                                                                   11.12             11.43         712,875   2006
                                                                                   11.06             11.12         758,359   2005
                                                                                   10.86             11.06         884,453   2004
                                                                                   10.64             10.86         972,252   2003
                                                                                   10.00             10.64         522,760   2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $19.50            $17.61         635,778   2011
                                                         15.69             19.50         862,674   2010
                                                         11.26             15.69         966,404   2009
                                                         18.39             11.26       1,265,988   2008
                                                         16.58             18.39       1,807,293   2007
                                                         15.53             16.58       2,200,187   2006
                                                         14.11             15.53       2,555,474   2005
                                                         12.34             14.11       2,896,695   2004
                                                          9.43             12.34       3,083,477   2003
                                                         11.10              9.43       2,395,303   2002
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.94            $10.77       1,412,697   2011
                                                         11.10             10.94       1,170,927   2010
                                                         11.24             11.10       1,623,315   2009
                                                         11.16             11.24       4,560,068   2008
                                                         10.80             11.16       2,215,617   2007
                                                         10.48             10.80       2,233,560   2006
                                                         10.35             10.48       2,128,477   2005
                                                         10.41             10.35       2,474,231   2004
                                                         10.48             10.41       3,859,456   2003
                                                         10.49             10.48       4,586,472   2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.19            $ 9.09         658,419   2011
                                                          8.36              9.19         786,804   2010
                                                          6.12              8.36         905,808   2009
                                                          9.80              6.12       1,121,120   2008
                                                          9.45              9.80       1,454,510   2007
                                                          8.79              9.45       1,783,397   2006
                                                          8.81              8.79       2,226,023   2005
                                                          8.36              8.81       2,515,150   2004
                                                          6.58              8.36       2,888,357   2003
                                                          8.46              6.58       1,831,296   2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $21.08            $22.81         193,226   2011
                                                         16.60             21.08         224,208   2010
                                                         12.41             16.60         187,063   2009
                                                         19.70             12.41         234,753   2008
                                                         23.49             19.70         332,043   2007
                                                         17.93             23.49         683,236   2006
                                                         16.28             17.93         597,987   2005
                                                         12.49             16.28         608,135   2004
                                                         10.00             12.49         213,874   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 8.64            $ 8.65       2,191,568   2011
                                                          7.63              8.64       2,641,213   2010
                                                          6.14              7.63       3,205,337   2009
                                                          9.95              6.14       3,821,388   2008
                                                          9.62              9.95       5,042,345   2007
                                                          8.46              9.62       6,123,000   2006
                                                          8.22              8.46       7,011,840   2005
                                                          7.55              8.22       8,042,242   2004
                                                          5.98              7.55       8,616,858   2003
                                                          7.82              5.98       6,223,503   2002
-------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                        $17.50            $17.77         560,563   2011
                                                                                  13.93             17.50         748,434   2010
                                                                                  10.81             13.93         818,819   2009
                                                                                  17.58             10.81       1,033,676   2008
                                                                                  17.44             17.58       1,514,458   2007
                                                                                  15.63             17.44       1,926,520   2006
                                                                                  14.48             15.63       2,274,428   2005
                                                                                  12.77             14.48       2,454,764   2004
                                                                                  10.45             12.77       2,503,388   2003
                                                                                  12.31             10.45       1,955,733   2002
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                            $13.09            $12.53         514,189   2011
                                                                                  12.12             13.09         617,098   2010
                                                                                  10.18             12.12         712,298   2009
                                                                                  14.62             10.18         861,128   2008
                                                                                  13.29             14.62       1,306,289   2007
                                                                                  11.86             13.29       1,314,451   2006
                                                                                  11.62             11.86       1,407,131   2005
                                                                                  10.90             11.62       1,321,638   2004
                                                                                   9.20             10.90         617,498   2003
                                                                                  10.00              9.20              --   2002
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                            $10.38            $ 9.91           3,821   2011
                                                                                   9.64             10.38           7,650   2010
                                                                                   8.12              9.64           8,298   2009
                                                                                  11.67              8.12          13,457   2008
                                                                                  10.62             11.67          12,824   2007
                                                                                  10.00             10.62           1,291   2006
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                             $ 9.95            $ 9.51         560,899   2011
                                                                                   9.16              9.95         646,326   2010
                                                                                   7.07              9.16         775,590   2009
                                                                                  11.22              7.07         921,094   2008
                                                                                  10.54             11.22       1,194,911   2007
                                                                                   9.22             10.54       1,752,238   2006
                                                                                   9.13              9.22       1,717,271   2005
                                                                                   8.57              9.13       1,879,920   2004
                                                                                   7.06              8.57       2,080,466   2003
                                                                                   8.87              7.06       1,659,510   2002
--------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                 $11.73            $10.72          95,703   2011
                                                                                   9.52             11.73         155,473   2010
                                                                                   6.43              9.52          13,063   2009
                                                                                  10.00              6.43              --   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                               $ 9.91            $ 9.31          62,976   2011
                                                                                   9.04              9.91          17,226   2010
                                                                                   7.02              9.04          10,851   2009
                                                                                  10.00              7.02          13,476   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                    $ 9.34            $ 8.75          73,995   2011
                                                                                   8.69              9.34          91,427   2010
                                                                                   7.59              8.69          79,490   2009
                                                                                  10.00              7.59          47,644   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                   $10.92            $ 9.34          82,433   2011
                                                                                  10.00             10.92         100,261   2010
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares         $11.72            $12.29         112,437   2011
                                                                                  11.32             11.72         130,390   2010
                                                                                  10.58             11.32          59,069   2009
                                                                                  10.00             10.58          32,723   2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.98            $12.02          29,731
                                                                                     9.82             11.98          37,738
                                                                                     7.47              9.82          75,912
                                                                                    10.00              7.47          56,988
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $12.02            $12.08         114,129
                                                                                    10.39             12.02         143,310
                                                                                     7.24             10.39          97,776
                                                                                    10.00              7.24          80,130
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $10.44            $ 9.52          61,776
                                                                                     8.56             10.44          77,889
                                                                                     6.57              8.56          26,766
                                                                                    10.00              6.57          20,309
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                 $13.26            $12.23         140,363
                                                                                    10.77             13.26         152,179
                                                                                     8.21             10.77         149,734
                                                                                    13.24              8.21         222,044
                                                                                    13.03             13.24         332,749
                                                                                    11.38             13.03         358,637
                                                                                    10.00             11.38         179,288
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $13.51            $13.48       1,401,117
                                                                                    12.68             13.51       1,815,039
                                                                                    10.25             12.68       2,265,260
                                                                                    12.40             10.25       2,957,858
                                                                                    11.42             12.40       3,777,423
                                                                                    10.50             11.42       4,664,710
                                                                                     9.90             10.50       5,127,508
                                                                                     9.28              9.90       5,737,232
                                                                                     8.28              9.28       6,267,435
                                                                                     9.01              8.28       4,975,892
------------------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                           $ 6.34            $ 6.14         400,321
                                                                                     5.13              6.34         501,955
                                                                                     3.60              5.13         612,768
                                                                                     6.52              3.60         747,823
                                                                                     5.44              6.52       1,017,402
                                                                                     4.87              5.44       1,395,020
                                                                                     4.41              4.87       1,588,278
                                                                                     3.72              4.41       1,911,452
                                                                                     2.80              3.72       2,018,801
                                                                                     3.96              2.80       2,245,759
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $ 9.83            $ 9.01         433,797
                                                                                     9.38              9.83         578,776
                                                                                     6.52              9.38         700,044
                                                                                    11.89              6.52         749,809
                                                                                     8.83             11.89       1,154,939
                                                                                     8.22              8.83       1,226,367
                                                                                     7.41              8.22       1,362,424
                                                                                     6.38              7.41       1,542,736
                                                                                     5.39              6.38       1,798,845
                                                                                     6.50              5.39       1,975,811
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                     2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                       $ 5.00            $ 4.50         283,920
                                                                                        4.08              5.00         358,179
                                                                                        2.64              4.08         349,659
                                                                                        4.78              2.64         438,834
                                                                                        3.99              4.78         543,007
                                                                                        3.76              3.99         702,161
                                                                                        3.42              3.76         785,875
                                                                                        3.45              3.42         963,951
                                                                                        2.39              3.45       1,218,315
                                                                                        4.11              2.39       1,069,782
---------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                                   $ 6.69            $ 6.23         355,034
                                                                                        5.95              6.69         435,152
                                                                                        4.44              5.95         545,280
                                                                                        7.49              4.44         628,099
                                                                                        6.63              7.49         824,006
                                                                                        6.06              6.63       1,067,148
                                                                                        5.91              6.06       1,220,149
                                                                                        5.76              5.91       1,452,968
                                                                                        4.45              5.76       1,870,692
                                                                                        6.16              4.45       2,029,501
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $16.74            $11.16         322,484
                                                                                       13.59             16.74         429,306
                                                                                        7.71             13.59         597,124
                                                                                       16.38              7.71         695,022
                                                                                       12.99             16.38         863,929
                                                                                        8.99             12.99       1,089,708
                                                                                        6.92              8.99       1,340,539
                                                                                        5.92              6.92       1,642,963
                                                                                        4.47              5.92       1,933,550
                                                                                        6.11              4.47       1,775,715
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                               $ 6.23            $ 5.28         478,497
                                                                                        5.48              6.23         555,021
                                                                                        4.05              5.48         678,033
                                                                                        7.45              4.05         800,066
                                                                                        6.91              7.45       1,015,959
                                                                                        5.95              6.91       1,344,374
                                                                                        5.72              5.95       1,646,293
                                                                                        5.56              5.72       1,941,176
                                                                                        4.56              5.56       2,235,616
                                                                                        6.23              4.56       2,501,527
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $14.91            $15.00          20,486
                                                                                       12.14             14.91          23,159
                                                                                        9.18             12.14          27,567
                                                                                       15.69              9.18          50,285
                                                                                       15.87             15.69         100,632
                                                                                       14.55             15.87         116,288
                                                                                       13.47             14.55         108,862
                                                                                       12.57             13.47         122,071
                                                                                       10.00             12.57          76,004
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.54            $ 9.07          22,298
                                                                                        7.74              8.54          35,418
                                                                                        6.41              7.74          40,065
                                                                                       10.00              6.41          37,061
                                                                                       10.00             10.00          38,347
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                 2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                             2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --         $ 8.68            $ 8.02          97,658   2011
   Class I                                                                         7.56              8.68         114,912   2010
                                                                                   5.93              7.56         142,785   2009
                                                                                   9.50              5.93         189,512   2008
                                                                                  10.00              9.50         240,512   2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   $ 6.85            $ 6.77         401,945   2011
                                                                                   6.20              6.85         484,330   2010
                                                                                   4.53              6.20         653,995   2009
                                                                                   7.29              4.53         792,244   2008
                                                                                   6.67              7.29       1,208,611   2007
                                                                                   6.31              6.67       1,478,612   2006
                                                                                   6.14              6.31       1,677,084   2005
                                                                                   5.72              6.14       1,921,838   2004
                                                                                   4.74              5.72       2,347,086   2003
                                                                                   6.66              4.74       2,142,813   2002
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $ 9.42            $ 9.06         301,062   2011
                                                                                   8.63              9.42         384,644   2010
                                                                                   6.92              8.63         459,819   2009
                                                                                  10.53              6.92         546,359   2008
                                                                                   9.71             10.53         714,819   2007
                                                                                   8.75              9.71         870,376   2006
                                                                                   8.30              8.75       1,027,552   2005
                                                                                   7.58              8.30       1,157,791   2004
                                                                                   6.32              7.58       1,281,519   2003
                                                                                   8.14              6.32       1,007,148   2002
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $11.47            $10.12         683,671   2011
                                                                                   8.57             11.47         759,190   2010
                                                                                   5.34              8.57         870,388   2009
                                                                                   8.96              5.34         899,405   2008
                                                                                   8.90              8.96       1,049,776   2007
                                                                                   8.00              8.90       1,364,643   2006
                                                                                   7.73              8.00       1,518,201   2005
                                                                                   7.39              7.73       1,863,863   2004
                                                                                   5.62              7.39       2,286,167   2003
                                                                                   8.37              5.62       1,648,636   2002
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $13.65            $13.66          46,337   2011
                                                                                  12.64             13.65          47,619   2010
                                                                                  10.90             12.64          48,259   2009
                                                                                  14.25             10.90          39,487   2008
                                                                                  13.92             14.25          61,797   2007
                                                                                  12.66             13.92          53,527   2006
                                                                                  12.53             12.66          30,997   2005
                                                                                  11.46             12.53              --   2004
                                                                                  10.03             11.46              --   2003
                                                                                  10.00             10.03              --   2002
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $16.47            $17.28         475,992   2011
                                                                                  14.73             16.47         527,657   2010
                                                                                  11.26             14.73         671,494   2009
                                                                                  18.37             11.26         834,733   2008
                                                                                  14.63             18.37       1,182,851   2007
                                                                                  11.34             14.63       1,445,536   2006
                                                                                   9.87             11.34       1,613,480   2005
                                                                                   7.72              9.87       1,676,857   2004
                                                                                   5.78              7.72       1,759,979   2003
                                                                                   7.61              5.78       1,374,700   2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 9.19            $ 9.08          32,303   2011
                                                                                  8.28              9.19          42,548   2010
                                                                                  6.91              8.28          35,373   2009
                                                                                 12.44              6.91          52,189   2008
                                                                                 12.21             12.44         114,076   2007
                                                                                 11.18             12.21         160,876   2006
                                                                                 10.95             11.18         207,455   2005
                                                                                 10.00             10.95          98,542   2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.45            $13.07          47,155   2011
                                                                                 12.51             13.45          50,085   2010
                                                                                  8.81             12.51          78,596   2009
                                                                                 16.46              8.81          84,606   2008
                                                                                 14.68             16.46         117,375   2007
                                                                                 13.84             14.68         142,776   2006
                                                                                 13.40             13.84         147,798   2005
                                                                                 12.76             13.40         161,887   2004
                                                                                  9.91             12.76         122,880   2003
                                                                                 10.00              9.91              --   2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $12.80            $11.53       1,109,333   2011
                                                                                 11.23             12.80       1,335,455   2010
                                                                                  8.18             11.23       1,647,659   2009
                                                                                 13.92              8.18       2,043,908   2008
                                                                                 13.33             13.92       2,839,684   2007
                                                                                 11.53             13.33       3,473,931   2006
                                                                                 10.26             11.53       4,081,122   2005
                                                                                  8.76             10.26       4,392,377   2004
                                                                                  6.23              8.76       3,908,257   2003
                                                                                  8.14              6.23       2,874,285   2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.95            $ 8.79       1,114,975   2011
                                                                                  7.85              8.95       1,183,407   2010
                                                                                  6.22              7.85       1,283,590   2009
                                                                                 10.30              6.22       1,524,989   2008
                                                                                 10.04             10.30       1,850,580   2007
                                                                                  8.88             10.04       2,348,254   2006
                                                                                  8.52              8.88       2,663,816   2005
                                                                                  7.93              8.52       2,978,587   2004
                                                                                  6.37              7.93       3,182,842   2003
                                                                                  7.98              6.37       2,416,746   2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.60            $17.89         171,957   2011
                                                                                 15.35             18.60         178,932   2010
                                                                                 11.38             15.35         222,246   2009
                                                                                 18.64             11.38         236,870   2008
                                                                                 19.19             18.64         322,478   2007
                                                                                 16.99             19.19         341,018   2006
                                                                                 15.72             16.99         298,608   2005
                                                                                 13.39             15.72         359,787   2004
                                                                                  9.43             13.39         154,944   2003
                                                                                 10.00              9.43              --   2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $13.43            $13.34          30,414   2011
                                                                                 10.72             13.43          32,861   2010
                                                                                  8.23             10.72          16,035   2009
                                                                                 16.45              8.23          23,988   2008
                                                                                 15.75             16.45          39,951   2007
                                                                                 15.57             15.75          63,671   2006
                                                                                 14.11             15.57          57,536   2005
                                                                                 12.00             14.11          40,202   2004
                                                                                 10.00             12.00          31,057   2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $12.60            $12.65         300,792
                                                                                      11.32             12.60         576,823
                                                                                       9.46             11.32         276,666
                                                                                      11.43              9.46         378,682
                                                                                      10.72             11.43         526,980
                                                                                      10.41             10.72         153,555
                                                                                      10.00             10.41         208,245
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $15.30            $16.09         109,168
                                                                                      14.32             15.30         149,702
                                                                                      12.57             14.32         154,354
                                                                                      13.08             12.57         162,555
                                                                                      12.81             13.08         265,471
                                                                                      12.73             12.81         341,070
                                                                                      12.29             12.73         450,582
                                                                                      11.82             12.29         433,766
                                                                                      11.74             11.82         469,809
                                                                                      11.01             11.74         331,497
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $16.77            $17.07         822,892
                                                                                      14.87             16.77       1,085,058
                                                                                      10.76             14.87       1,470,950
                                                                                      14.29             10.76       1,409,271
                                                                                      14.01             14.29       1,658,386
                                                                                      13.04             14.01       2,052,352
                                                                                      12.72             13.04       2,410,503
                                                                                      11.79             12.72       2,805,993
                                                                                       9.74             11.79       3,095,818
                                                                                      10.01              9.74       1,560,301
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $19.33            $24.35         379,501
                                                                                      17.59             19.33         419,670
                                                                                      18.67             17.59         524,750
                                                                                      16.16             18.67         807,168
                                                                                      14.95             16.16         943,363
                                                                                      15.01             14.95       1,094,262
                                                                                      14.54             15.01       1,275,120
                                                                                      13.73             14.54       1,552,347
                                                                                      13.41             13.73       1,909,660
                                                                                      11.58             13.41       2,260,974
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $12.28            $12.23         349,730
                                                                                      11.84             12.28         511,948
                                                                                      10.61             11.84         542,312
                                                                                      10.82             10.61         358,337
                                                                                      10.23             10.82         306,466
                                                                                       9.99             10.23          82,073
                                                                                      10.00              9.99          30,722
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              $17.70            $18.06       2,486,696
                                                                                      16.62             17.70       3,017,265
                                                                                      14.80             16.62       3,497,772
                                                                                      14.34             14.80       3,794,796
                                                                                      13.39             14.34       4,760,655
                                                                                      13.09             13.39       5,735,337
                                                                                      12.97             13.09       6,336,363
                                                                                      12.55             12.97       7,019,543
                                                                                      12.13             12.55       7,893,864
                                                                                      11.29             12.13       6,030,723
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $ 4.35            $ 4.38         362,126   2011
                                                                  3.73              4.35         332,432   2010
                                                                  2.49              3.73         498,419   2009
                                                                  4.35              2.49         536,870   2008
                                                                  3.75              4.35         809,551   2007
                                                                  3.60              3.75       1,086,223   2006
                                                                  3.61              3.60       1,046,887   2005
                                                                  3.35              3.61       1,427,093   2004
                                                                  2.34              3.35       2,079,819   2003
                                                                  3.89              2.34       1,222,970   2002
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $19.88            $18.70          76,864   2011
                                                                 18.80             19.88         132,485   2010
                                                                 12.13             18.80         219,602   2009
                                                                 20.32             12.13         133,722   2008
                                                                 18.73             20.32         158,924   2007
                                                                 16.74             18.73         287,252   2006
                                                                 14.01             16.74         108,768   2005
                                                                 12.33             14.01           8,957   2004
                                                                 10.00             12.33           1,058   2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.24            $15.00          33,965   2011
                                                                 13.88             15.24          13,651   2010
                                                                  9.89             13.88          13,781   2009
                                                                 16.07              9.89          18,742   2008
                                                                 14.63             16.07          20,912   2007
                                                                 14.65             14.63          26,636   2006
                                                                 13.04             14.65          29,997   2005
                                                                 12.12             13.04           9,471   2004
                                                                 10.00             12.12             970   2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $26.07            $20.71         220,859   2011
                                                                 20.76             26.07         309,098   2010
                                                                 11.95             20.76         400,665   2009
                                                                 25.91             11.95         279,076   2008
                                                                 17.81             25.91         337,699   2007
                                                                 14.86             17.81         229,503   2006
                                                                 10.00             14.86          49,596   2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.60            $11.73         118,501   2011
                                                                 10.00             12.60          28,675   2010
---------------------------------------------------------------------------------------------------------------

                      EACH ANNUITANT OVER AGE 70 AT ISSUE



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.62            $11.03         10,410    2011
                                                                           11.05             11.62         12,566    2010
                                                                            7.61             11.05         21,677    2009
                                                                           16.10              7.61         25,427    2008
                                                                           16.16             16.10         44,117    2007
                                                                           14.55             16.16         51,597    2006
                                                                           14.04             14.55         58,958    2005
                                                                           12.89             14.04         56,285    2004
                                                                           10.00             12.89         28,723    2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.74            $ 5.20        268,354    2011
                                                                            5.06              5.74        329,374    2010
                                                                            4.25              5.06        420,440    2009
                                                                            7.52              4.25        504,779    2008
                                                                            6.83              7.52        614,165    2007
                                                                            6.53              6.83        751,952    2006
                                                                            6.11              6.53        598,696    2005
                                                                            5.83              6.11        630,556    2004
                                                                            4.58              5.83        653,295    2003
                                                                            6.15              4.58        492,333    2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.70            $10.51        106,447    2011
                                                                            9.93             10.70        143,080    2010
                                                                            7.87              9.93        176,144    2009
                                                                           11.47              7.87        237,281    2008
                                                                           10.79             11.47        316,977    2007
                                                                           10.00             10.79        408,524    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $14.92            $13.64         86,178    2011
                                                                           13.48             14.92        100,437    2010
                                                                           10.16             13.48         91,440    2009
                                                                           17.38             10.16        109,474    2008
                                                                           15.46             17.38        170,450    2007
                                                                           12.30             15.46        103,460    2006
                                                                           10.63             12.30         60,213    2005
                                                                           10.00             10.63            128    2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $11.14            $10.25         54,716    2011
                                                                            9.48             11.14         55,638    2010
                                                                            5.82              9.48         62,557    2009
                                                                           11.64              5.82         80,988    2008
                                                                           10.15             11.64         85,436    2007
                                                                           10.06             10.15        102,319    2006
                                                                            9.51             10.06        105,821    2005
                                                                            9.06              9.51        126,287    2004
                                                                            7.25              9.06        141,153    2003
                                                                           10.00              7.25         28,068    2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares               $12.11            $11.65        292,530    2011
                                                                           10.64             12.11        313,395    2010
                                                                            8.43             10.64        380,522    2009
                                                                           13.36              8.43        468,422    2008
                                                                           13.92             13.36        586,450    2007
                                                                           12.20             13.92        647,542    2006
                                                                           11.92             12.20        671,403    2005
                                                                           10.33             11.92        850,212    2004
                                                                            8.03             10.33        505,139    2003
                                                                           10.00              8.03        124,088    2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 9.82            $ 9.52           5,313   2011
                                                                               8.91              9.82           2,520   2010
                                                                               7.40              8.91              --   2009
                                                                               9.74              7.40              --   2008
                                                                              10.00              9.74              --   2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 9.27            $ 8.83           7,354   2011
                                                                               8.55              9.27          99,431   2010
                                                                               6.99              8.55         216,831   2009
                                                                              10.18              6.99             537   2008
                                                                              10.00             10.18              --   2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $16.16            $12.17           5,555   2011
                                                                              13.87             16.16          42,255   2010
                                                                               9.21             13.87          50,559   2009
                                                                              17.84              9.21           4,405   2008
                                                                              15.14             17.84          21,457   2007
                                                                              14.21             15.14          12,306   2006
                                                                              13.94             14.21           9,458   2005
                                                                              13.50             13.94           9,038   2004
                                                                               9.55             13.50           5,456   2003
                                                                              10.00              9.55              --   2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $10.69            $11.14         555,841   2011
                                                                               9.64             10.69         627,441   2010
                                                                               8.15              9.64         788,147   2009
                                                                              13.97              8.15       1,022,567   2008
                                                                              13.56             13.97       1,264,530   2007
                                                                              11.79             13.56       1,701,766   2006
                                                                              11.47             11.79       1,847,980   2005
                                                                              10.49             11.47       2,110,569   2004
                                                                               8.07             10.49       2,294,230   2003
                                                                              10.56              8.07       1,945,868   2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.35            $ 8.19         127,540   2011
                                                                              10.09             10.35         139,733   2010
                                                                               7.64             10.09         193,266   2009
                                                                              16.64              7.64         224,241   2008
                                                                              16.03             16.64         292,591   2007
                                                                              12.07             16.03         362,333   2006
                                                                              10.54             12.07         147,151   2005
                                                                              10.00             10.54             632   2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 6.06            $ 5.73         272,810   2011
                                                                               5.61              6.06         353,144   2010
                                                                               4.16              5.61         419,220   2009
                                                                               7.04              4.16         469,945   2008
                                                                               6.30              7.04         573,805   2007
                                                                               6.45              6.30         701,746   2006
                                                                               5.71              6.45         778,138   2005
                                                                               5.36              5.71         850,701   2004
                                                                               4.42              5.36       1,026,722   2003
                                                                               6.51              4.42       1,131,234   2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $10.15            $10.40        171,690    2011
                                                                        7.56             10.15         96,682    2010
                                                                        5.45              7.56         66,968    2009
                                                                       10.19              5.45         69,008    2008
                                                                        9.12             10.19         95,294    2007
                                                                        8.39              9.12        100,308    2006
                                                                        8.14              8.39        119,915    2005
                                                                        7.24              8.14        183,063    2004
                                                                        4.95              7.24        192,441    2003
                                                                        7.42              4.95        131,546    2002
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.57            $12.71        168,460    2011
                                                                       11.20             11.57        127,221    2010
                                                                       10.34             11.20        134,734    2009
                                                                       10.69             10.34         52,923    2008
                                                                        9.93             10.69          8,805    2007
                                                                        9.95              9.93          7,943    2006
                                                                       10.00              9.95          8,798    2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $11.53            $11.02        123,977    2011
                                                                       10.43             11.53         88,166    2010
                                                                        8.11             10.43         16,580    2009
                                                                       13.07              8.11         23,438    2008
                                                                       13.10             13.07         28,297    2007
                                                                       10.96             13.10         58,885    2006
                                                                       10.86             10.96         10,154    2005
                                                                       10.00             10.86          8,172    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $14.69            $13.91        128,664    2011
                                                                       13.61             14.69         98,972    2010
                                                                       11.45             13.61        176,834    2009
                                                                       14.51             11.45        144,897    2008
                                                                       12.64             14.51        629,400    2007
                                                                       11.05             12.64         20,763    2006
                                                                       10.00             11.05         10,881    2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $10.76            $10.82          6,250    2011
                                                                        9.51             10.76          5,851    2010
                                                                        7.64              9.51          5,846    2009
                                                                       13.15              7.64          3,507    2008
                                                                       12.38             13.15          9,682    2007
                                                                       11.78             12.38          6,810    2006
                                                                       10.85             11.78          7,156    2005
                                                                       10.00             10.85          5,082    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $12.13            $11.61         93,913    2011
                                                                        9.62             12.13         73,040    2010
                                                                        7.64              9.62         12,584    2009
                                                                       13.00              7.64         15,639    2008
                                                                       13.38             13.00         19,019    2007
                                                                       12.12             13.38         19,661    2006
                                                                       11.20             12.12         23,714    2005
                                                                       10.00             11.20          6,504    2004
---------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $15.45            $14.78         46,071
                                                                                      12.93             15.45        129,320
                                                                                      10.38             12.93         87,816
                                                                                      17.44             10.38        111,043
                                                                                      15.11             17.44        372,324
                                                                                      14.48             15.11        154,264
                                                                                      13.71             14.48        154,313
                                                                                      12.34             13.71        121,977
                                                                                      10.00             12.34        145,922
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $19.69            $16.22         58,076
   Class 2                                                                            17.61             19.69         83,453
                                                                                      12.99             17.61         94,160
                                                                                      25.65             12.99        117,454
                                                                                      21.81             25.65        153,428
                                                                                      18.00             21.81        166,616
                                                                                      15.32             18.00        156,748
                                                                                      13.37             15.32        118,009
                                                                                      10.00             13.37         50,645
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares               $ 6.55            $ 6.50         44,902
                                                                                       5.80              6.55         42,594
                                                                                       4.41              5.80         45,292
                                                                                       6.85              4.41         60,056
                                                                                       6.46              6.85         61,910
                                                                                       6.02              6.46         70,882
                                                                                       5.91              6.02        109,011
                                                                                       5.66              5.91        118,886
                                                                                       4.57              5.66        136,956
                                                                                       6.55              4.57        146,505
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.75            $11.84        240,401
                                                                                      10.95             11.75        244,066
                                                                                       7.72             10.95        363,652
                                                                                      10.78              7.72         83,620
                                                                                      10.79             10.78        192,411
                                                                                      10.40             10.79        194,603
                                                                                      10.19             10.40        211,313
                                                                                      10.08             10.19        174,415
                                                                                       9.96             10.08         49,642
                                                                                      10.00              9.96             --
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $16.06            $16.57        175,897
                                                                                      14.29             16.06        210,587
                                                                                       9.53             14.29        214,462
                                                                                      13.12              9.53        317,382
                                                                                      12.94             13.12        414,601
                                                                                      11.90             12.94        464,613
                                                                                      11.84             11.90        523,882
                                                                                      10.93             11.84        551,695
                                                                                       9.13             10.93        634,312
                                                                                       9.16              9.13        366,897
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2011
   Class 2                                                                     2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.26            $15.53          58,754   2011
                                                                         15.78             18.26          62,186   2010
                                                                         12.43             15.78          69,878   2009
                                                                         21.78             12.43          80,212   2008
                                                                         18.37             21.78          98,696   2007
                                                                         16.30             18.37         106,831   2006
                                                                         14.96             16.30         127,835   2005
                                                                         13.29             14.96         135,411   2004
                                                                         10.00             13.29          69,728   2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.47            $11.91           4,972   2011
                                                                         11.13             12.47          16,929   2010
                                                                          8.79             11.13          19,067   2009
                                                                         12.58              8.79           6,943   2008
                                                                         11.12             12.58          28,146   2007
                                                                         10.55             11.12          35,778   2006
                                                                         10.35             10.55          17,366   2005
                                                                         10.00             10.35           5,018   2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.34            $10.72          78,097   2011
                                                                          9.79             11.34         100,581   2010
                                                                          7.20              9.79          46,782   2009
                                                                         11.13              7.20           5,410   2008
                                                                         10.41             11.13           5,932   2007
                                                                         10.00             10.41             858   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $12.76            $12.19         729,074   2011
                                                                         11.10             12.76         732,559   2010
                                                                          8.34             11.10         941,948   2009
                                                                         14.80              8.34       1,095,502   2008
                                                                         12.83             14.80       1,372,507   2007
                                                                         11.72             12.83       1,455,577   2006
                                                                         10.22             11.72       1,963,370   2005
                                                                          9.03             10.22       1,534,400   2004
                                                                          7.16              9.03       1,537,437   2003
                                                                          8.06              7.16         895,781   2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.63            $13.98           6,418   2011
                                                                         12.61             14.63           5,707   2010
                                                                          9.45             12.61           5,926   2009
                                                                         16.39              9.45           5,854   2008
                                                                         15.62             16.39           9,496   2007
                                                                         13.96             15.62          14,338   2006
                                                                         11.77             13.96          15,253   2005
                                                                         11.82             11.77           3,172   2004
                                                                         10.00             11.82              --   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.55            $11.43         638,998   2011
                                                                         10.22             11.55         784,675   2010
                                                                          8.01             10.22         809,466   2009
                                                                         14.24              8.01       1,038,097   2008
                                                                         14.31             14.24       1,266,143   2007
                                                                         12.14             14.31       1,637,923   2006
                                                                         11.70             12.14       1,576,509   2005
                                                                         10.70             11.70       1,693,431   2004
                                                                          8.37             10.70       1,769,007   2003
                                                                         10.28              8.37       1,265,192   2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.29            $ 9.26         134,477   2011
                                                                                    8.25              9.29         174,491   2010
                                                                                    6.61              8.25         223,379   2009
                                                                                   11.57              6.61         250,077   2008
                                                                                   10.53             11.57         306,585   2007
                                                                                    9.49             10.53         427,251   2006
                                                                                    8.99              9.49         526,173   2005
                                                                                    8.66              8.99         596,098   2004
                                                                                    7.14              8.66         618,389   2003
                                                                                    8.74              7.14         499,808   2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.57            $ 6.46         498,422   2011
                                                                                    5.40              6.57         369,192   2010
                                                                                    4.29              5.40         710,143   2009
                                                                                    8.29              4.29         473,806   2008
                                                                                    6.66              8.29         895,343   2007
                                                                                    6.35              6.66         774,262   2006
                                                                                    6.13              6.35         929,258   2005
                                                                                    6.04              6.13       1,110,577   2004
                                                                                    4.64              6.04       1,340,627   2003
                                                                                    6.77              4.64         977,369   2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.50            $12.10          26,105   2011
                                                                                   10.87             11.50          25,147   2010
                                                                                    9.58             10.87          18,040   2009
                                                                                   10.10              9.58           5,421   2008
                                                                                   10.00             10.10          11,689   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $22.38            $19.61         379,302   2011
                                                                                   17.71             22.38         535,621   2010
                                                                                   12.89             17.71         550,927   2009
                                                                                   21.71             12.89         627,974   2008
                                                                                   19.15             21.71         848,344   2007
                                                                                   17.33             19.15       1,050,824   2006
                                                                                   14.94             17.33       1,454,718   2005
                                                                                   12.19             14.94       1,375,146   2004
                                                                                    8.97             12.19       1,378,035   2003
                                                                                   10.14              8.97         869,911   2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.30            $11.00          13,671   2011
                                                                                    9.91             12.30          23,653   2010
                                                                                    6.41              9.91          17,033   2009
                                                                                   13.39              6.41          17,634   2008
                                                                                   12.92             13.39          47,813   2007
                                                                                   11.33             12.92          16,127   2006
                                                                                   11.25             11.33          14,070   2005
                                                                                   10.00             11.25          12,831   2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.57            $12.65         318,150   2011
                                                                                   11.35             12.57         370,579   2010
                                                                                    8.52             11.35         237,784   2009
                                                                                   12.32              8.52         306,800   2008
                                                                                   12.08             12.32         358,236   2007
                                                                                   10.39             12.08         744,366   2006
                                                                                   10.00             10.39         107,413   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.67            $ 8.39          38,498   2011
                                                                                    8.00              8.67          47,806   2010
                                                                                    6.25              8.00         276,670   2009
                                                                                    9.91              6.25          83,496   2008
                                                                                   10.00              9.91           6,886   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $14.36            $13.97          74,200   2011
                                                              13.13             14.36          78,417   2010
                                                              10.60             13.13          83,868   2009
                                                              17.15             10.60          82,828   2008
                                                              16.86             17.15          92,650   2007
                                                              14.49             16.86         180,552   2006
                                                              13.33             14.49              --   2005
                                                              12.04             13.33              --   2004
                                                               9.79             12.04              --   2003
                                                              10.00              9.79              --   2002
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.56            $ 7.83          27,129   2011
                                                               8.11              8.56          29,929   2010
                                                               6.29              8.11          38,257   2009
                                                              11.10              6.29          44,399   2008
                                                              11.04             11.10          60,808   2007
                                                              10.00             11.04          39,146   2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $10.83            $10.47         134,062   2011
                                                               9.87             10.83         152,284   2010
                                                               8.01              9.87         186,797   2009
                                                              12.15              8.01         237,845   2008
                                                              11.23             12.15         311,204   2007
                                                               9.69             11.23         385,152   2006
                                                               9.47              9.69         453,885   2005
                                                               8.79              9.47         512,639   2004
                                                               7.21              8.79         532,796   2003
                                                               8.90              7.21         393,471   2002
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $12.21            $12.86         135,847   2011
                                                              11.54             12.21         160,748   2010
                                                              10.88             11.54         187,403   2009
                                                              11.67             10.88         274,669   2008
                                                              11.33             11.67         340,360   2007
                                                              11.04             11.33         361,635   2006
                                                              11.00             11.04         436,322   2005
                                                              10.82             11.00         492,938   2004
                                                              10.63             10.82         554,816   2003
                                                              10.00             10.63         210,526   2002
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $19.09            $17.20         288,272   2011
                                                              15.39             19.09         348,283   2010
                                                              11.07             15.39         424,380   2009
                                                              18.11             11.07         511,315   2008
                                                              16.36             18.11         684,101   2007
                                                              15.36             16.36         776,083   2006
                                                              13.98             15.36         893,696   2005
                                                              12.26             13.98       1,009,553   2004
                                                               9.38             12.26       1,103,741   2003
                                                              11.06              9.38         771,373   2002
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $10.70            $10.52         704,215   2011
                                                              10.89             10.70         671,207   2010
                                                              11.05             10.89         882,575   2009
                                                              10.99             11.05       2,754,638   2008
                                                              10.66             10.99         833,118   2007
                                                              10.36             10.66         980,539   2006
                                                              10.25             10.36         941,971   2005
                                                              10.33             10.25         935,517   2004
                                                              10.43             10.33       1,313,799   2003
                                                              10.46             10.43       1,678,021   2002
------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 8.99            $ 8.88         286,674   2011
                                                          8.20              8.99         324,170   2010
                                                          6.01              8.20         403,081   2009
                                                          9.65              6.01         476,237   2008
                                                          9.32              9.65         573,495   2007
                                                          8.70              9.32         669,176   2006
                                                          8.73              8.70         761,023   2005
                                                          8.30              8.73         881,899   2004
                                                          6.55              8.30         966,939   2003
                                                          8.44              6.55         450,870   2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $20.76            $22.41          51,154   2011
                                                         16.37             20.76          56,044   2010
                                                         12.27             16.37          61,602   2009
                                                         19.51             12.27          76,242   2008
                                                         23.32             19.51         102,609   2007
                                                         17.83             23.32         252,184   2006
                                                         16.23             17.83         189,695   2005
                                                         12.47             16.23         189,430   2004
                                                         10.00             12.47          61,108   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 8.45            $ 8.45         850,118   2011
                                                          7.49              8.45       1,050,095   2010
                                                          6.03              7.49       1,288,651   2009
                                                          9.80              6.03       1,559,533   2008
                                                          9.49              9.80       1,949,629   2007
                                                          8.36              9.49       2,352,066   2006
                                                          8.14              8.36       2,653,349   2005
                                                          7.50              8.14       3,100,715   2004
                                                          5.95              7.50       3,272,335   2003
                                                          7.79              5.95       2,112,774   2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $17.13            $17.36         226,516   2011
                                                         13.67             17.13         274,431   2010
                                                         10.62             13.67         321,880   2009
                                                         17.32             10.62         371,641   2008
                                                         17.21             17.32         479,075   2007
                                                         15.45             17.21         613,828   2006
                                                         14.35             15.45         717,615   2005
                                                         12.68             14.35         817,395   2004
                                                         10.39             12.68         814,268   2003
                                                         12.27             10.39         519,808   2002
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $13.51            $12.91         167,474   2011
                                                         12.54             13.51         183,779   2010
                                                         10.56             12.54         217,251   2009
                                                         15.19             10.56         298,332   2008
                                                         13.84             15.19         421,620   2007
                                                         12.37             13.84         405,285   2006
                                                         12.14             12.37         410,721   2005
                                                         11.42             12.14         400,903   2004
                                                         10.00             11.42         170,107   2003
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $10.29            $ 9.80          19,197   2011
                                                          9.57             10.29          21,521   2010
                                                          8.07              9.57          22,207   2009
                                                         11.63              8.07          27,949   2008
                                                         10.60             11.63          23,540   2007
                                                         10.00             10.60           2,515   2006
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.74            $ 9.29         252,132
                                                                                     8.98              9.74         346,856
                                                                                     6.94              8.98         402,416
                                                                                    11.05              6.94         488,977
                                                                                    10.41             11.05         604,993
                                                                                     9.12             10.41       1,055,853
                                                                                     9.05              9.12         916,135
                                                                                     8.51              9.05       1,040,573
                                                                                     7.02              8.51       1,078,606
                                                                                     8.85              7.02         781,339
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $11.67            $10.65          94,578
                                                                                     9.50             11.67         171,099
                                                                                     6.43              9.50          19,708
                                                                                    10.00              6.43              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.87            $ 9.25          10,896
                                                                                     9.02              9.87           5,779
                                                                                     7.01              9.02           3,129
                                                                                    10.00              7.01             317
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 9.30            $ 8.70          26,043
                                                                                     8.66              9.30          26,052
                                                                                     7.59              8.66          31,396
                                                                                    10.00              7.59          17,714
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.91            $ 9.31          26,055
                                                                                    10.00             10.91          20,775
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.67            $12.21          42,008
                                                                                    11.29             11.67          38,751
                                                                                    10.58             11.29          17,617
                                                                                    10.00             10.58          11,414
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $11.92            $11.94           8,552
                                                                                     9.79             11.92           8,729
                                                                                     7.46              9.79          17,142
                                                                                    10.00              7.46          14,137
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $11.97            $11.99          29,247
                                                                                    10.36             11.97          32,301
                                                                                     7.23             10.36          21,641
                                                                                    10.00              7.23          19,665
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $10.39            $ 9.46          12,544
                                                                                     8.54             10.39           9,488
                                                                                     6.57              8.54           6,817
                                                                                    10.00              6.57           4,589
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                 $13.11            $12.06          46,046
                                                                                    10.67             13.11          50,186
                                                                                     8.15             10.67          92,338
                                                                                    13.17              8.15          90,635
                                                                                    12.98             13.17         133,873
                                                                                    11.37             12.98         122,233
                                                                                    10.00             11.37          65,992
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2011
                                                                             2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2011
                                                                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           2011
                                                                             2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                  $13.22            $13.17         646,912   2011
                                                         12.44             13.22         863,660   2010
                                                         10.08             12.44       1,050,391   2009
                                                         12.21             10.08       1,171,412   2008
                                                         11.27             12.21       1,536,355   2007
                                                         10.38             11.27       1,909,756   2006
                                                          9.81             10.38       2,161,691   2005
                                                          9.21              9.81       2,354,393   2004
                                                          8.24              9.21       2,480,504   2003
                                                          8.98              8.24       1,870,682   2002
-------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                $ 6.21            $ 6.00         131,586   2011
                                                          5.03              6.21         148,254   2010
                                                          3.54              5.03         190,557   2009
                                                          6.42              3.54         240,203   2008
                                                          5.37              6.42         303,204   2007
                                                          4.82              5.37         412,899   2006
                                                          4.37              4.82         444,464   2005
                                                          3.69              4.37         469,051   2004
                                                          2.79              3.69         480,588   2003
                                                          3.95              2.79         452,800   2002
-------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                     $ 9.63            $ 8.81         183,370   2011
                                                          9.20              9.63         231,050   2010
                                                          6.41              9.20         333,974   2009
                                                         11.71              6.41         371,018   2008
                                                          8.72             11.71         476,794   2007
                                                          8.13              8.72         390,031   2006
                                                          7.34              8.13         417,769   2005
                                                          6.33              7.34         423,577   2004
                                                          5.36              6.33         456,190   2003
                                                          6.48              5.36         425,619   2002
-------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares         $ 4.89            $ 4.39          38,950   2011
                                                          4.00              4.89          40,990   2010
                                                          2.59              4.00          46,493   2009
                                                          4.71              2.59          42,976   2008
                                                          3.94              4.71          71,684   2007
                                                          3.71              3.94         122,949   2006
                                                          3.39              3.71         173,502   2005
                                                          3.43              3.39         242,282   2004
                                                          2.38              3.43         462,088   2003
                                                          4.10              2.38         312,596   2002
-------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                     $ 6.55            $ 6.08          96,656   2011
                                                          5.83              6.55         132,415   2010
                                                          4.36              5.83         153,187   2009
                                                          7.38              4.36         182,239   2008
                                                          6.54              7.38         249,365   2007
                                                          5.99              6.54         355,350   2006
                                                          5.86              5.99         422,265   2005
                                                          5.72              5.86         487,446   2004
                                                          4.42              5.72         584,284   2003
                                                          6.14              4.42         608,554   2002
-------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $16.38            $10.90         67,724
                                                                                       13.33             16.38         81,307
                                                                                        7.57             13.33        113,506
                                                                                       16.13              7.57        138,916
                                                                                       12.82             16.13        196,837
                                                                                        8.89             12.82        281,806
                                                                                        6.86              8.89        348,894
                                                                                        5.88              6.86        407,154
                                                                                        4.44              5.88        491,068
                                                                                        6.09              4.44        446,632
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                               $ 6.10            $ 5.16        171,096
                                                                                        5.37              6.10        202,280
                                                                                        3.98              5.37        238,540
                                                                                        7.33              3.98        271,582
                                                                                        6.82              7.33        331,138
                                                                                        5.88              6.82        456,730
                                                                                        5.67              5.88        565,814
                                                                                        5.52              5.67        650,822
                                                                                        4.54              5.52        813,414
                                                                                        6.21              4.54        828,210
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $14.68            $14.74          5,907
                                                                                       11.97             14.68         15,445
                                                                                        9.08             11.97         16,127
                                                                                       15.54              9.08         22,990
                                                                                       15.75             15.54         35,789
                                                                                       14.47             15.75         33,227
                                                                                       13.42             14.47         32,094
                                                                                       12.55             13.42         23,103
                                                                                       10.00             12.55         14,123
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 8.48            $ 8.98         32,162
                                                                                        7.70              8.48         32,457
                                                                                        6.38              7.70             --
                                                                                        9.98              6.38          3,420
                                                                                       10.00              9.98          3,420
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 8.62            $ 7.95         22,549
   Class I                                                                              7.52              8.62         44,077
                                                                                        5.91              7.52         54,995
                                                                                        9.49              5.91         67,189
                                                                                       10.00              9.49         95,426
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 6.70            $ 6.62        212,499
                                                                                        6.08              6.70        230,801
                                                                                        4.45              6.08        268,732
                                                                                        7.18              4.45        310,959
                                                                                        6.58              7.18        360,776
                                                                                        6.24              6.58        391,634
                                                                                        6.09              6.24        450,161
                                                                                        5.68              6.09        525,479
                                                                                        4.71              5.68        651,519
                                                                                        6.64              4.71        573,720
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2011
   Class I                                                                      2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2011
                                                                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares         $ 9.22            $ 8.85        131,430    2011
                                                                  8.46              9.22        160,815    2010
                                                                  6.80              8.46        188,711    2009
                                                                 10.37              6.80        194,565    2008
                                                                  9.59             10.37        238,727    2007
                                                                  8.65              9.59        327,043    2006
                                                                  8.22              8.65        401,810    2005
                                                                  7.53              8.22        470,590    2004
                                                                  6.29              7.53        469,872    2003
                                                                  8.11              6.29        373,713    2002
---------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares           $11.23            $ 9.88        215,884    2011
                                                                  8.41             11.23        256,840    2010
                                                                  5.25              8.41        260,497    2009
                                                                  8.83              5.25        222,756    2008
                                                                  8.78              8.83        241,076    2007
                                                                  7.91              8.78        301,238    2006
                                                                  7.66              7.91        353,914    2005
                                                                  7.34              7.66        435,178    2004
                                                                  5.60              7.34        712,546    2003
                                                                  8.35              5.60        400,653    2002
---------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares            $13.43            $13.41         24,513    2011
                                                                 12.46             13.43         19,704    2010
                                                                 10.77             12.46         17,874    2009
                                                                 14.10             10.77         23,904    2008
                                                                 13.80             14.10         26,508    2007
                                                                 12.58             13.80         11,461    2006
                                                                 12.47             12.58         17,432    2005
                                                                 11.43             12.47             --    2004
                                                                 10.02             11.43             --    2003
                                                                 10.00             10.02             --    2002
---------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares               $16.12            $16.88        199,452    2011
                                                                 14.45             16.12        219,426    2010
                                                                 11.06             14.45        270,833    2009
                                                                 18.10             11.06        372,122    2008
                                                                 14.43             18.10        403,871    2007
                                                                 11.21             14.43        501,223    2006
                                                                  9.78             11.21        505,301    2005
                                                                  7.66              9.78        575,845    2004
                                                                  5.75              7.66        648,698    2003
                                                                  7.59              5.75        496,130    2002
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                $ 9.06            $ 8.94         35,763    2011
                                                                  8.18              9.06         36,915    2010
                                                                  6.84              8.18         37,853    2009
                                                                 12.35              6.84         41,406    2008
                                                                 12.14             12.35         43,925    2007
                                                                 11.14             12.14         69,772    2006
                                                                 10.93             11.14         51,593    2005
                                                                 10.00             10.93         38,413    2004
---------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $12.93            $12.54          14,331   2011
                                                                                 12.05             12.93          19,273   2010
                                                                                  8.51             12.05          30,472   2009
                                                                                 15.93              8.51          36,591   2008
                                                                                 14.23             15.93          65,461   2007
                                                                                 13.44             14.23          76,170   2006
                                                                                 13.04             13.44          82,309   2005
                                                                                 12.44             13.04          94,147   2004
                                                                                  9.69             12.44          42,456   2003
                                                                                 10.00              9.69              --   2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $12.53            $11.27         342,451   2011
                                                                                 11.02             12.53         409,865   2010
                                                                                  8.04             11.02         453,701   2009
                                                                                 13.71              8.04         594,175   2008
                                                                                 13.15             13.71         721,006   2007
                                                                                 11.40             13.15         820,724   2006
                                                                                 10.17             11.40       1,153,921   2005
                                                                                  8.70             10.17       1,331,643   2004
                                                                                  6.19              8.70       1,056,467   2003
                                                                                  8.12              6.19         676,228   2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.76            $ 8.59         492,178   2011
                                                                                  7.70              8.76         390,646   2010
                                                                                  6.12              7.70         417,948   2009
                                                                                 10.14              6.12         548,784   2008
                                                                                  9.90             10.14         672,666   2007
                                                                                  8.78              9.90         852,673   2006
                                                                                  8.45              8.78         950,345   2005
                                                                                  7.87              8.45       1,118,871   2004
                                                                                  6.33              7.87       1,266,450   2003
                                                                                  7.95              6.33         990,225   2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.24            $17.51         103,397   2011
                                                                                 15.08             18.24          54,348   2010
                                                                                 11.21             15.08          88,486   2009
                                                                                 18.39             11.21          83,598   2008
                                                                                 18.98             18.39         132,603   2007
                                                                                 16.83             18.98         113,804   2006
                                                                                 15.61             16.83         109,124   2005
                                                                                 13.32             15.61         185,187   2004
                                                                                  9.40             13.32          81,505   2003
                                                                                 10.00              9.40              --   2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $13.17            $13.06           3,549   2011
                                                                                 10.54             13.17           3,770   2010
                                                                                  8.11             10.54           2,618   2009
                                                                                 16.24              8.11           4,688   2008
                                                                                 15.58             16.24           6,531   2007
                                                                                 15.43             15.58          11,337   2006
                                                                                 14.02             15.43          11,056   2005
                                                                                 11.94             14.02          17,296   2004
                                                                                  9.68             11.94          12,831   2003
                                                                                 10.00              9.68              --   2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $12.45            $12.48          39,125
                                                                                      11.21             12.45         345,272
                                                                                       9.39             11.21          72,901
                                                                                      11.36              9.39          49,846
                                                                                      10.69             11.36         320,971
                                                                                      10.40             10.69          18,955
                                                                                      10.00             10.40          35,450
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $14.98            $15.72          38,791
                                                                                      14.04             14.98          32,491
                                                                                      12.36             14.04          43,860
                                                                                      12.88             12.36          62,369
                                                                                      12.65             12.88         100,995
                                                                                      12.59             12.65         115,939
                                                                                      12.18             12.59         144,543
                                                                                      11.74             12.18         130,804
                                                                                      11.68             11.74         149,794
                                                                                      10.98             11.68          79,278
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $16.41            $16.67         323,765
                                                                                      14.59             16.41         502,076
                                                                                      10.58             14.59         671,421
                                                                                      14.07             10.58         580,409
                                                                                      13.83             14.07         659,153
                                                                                      12.90             13.83         797,134
                                                                                      12.60             12.90       1,062,236
                                                                                      11.70             12.60       1,176,552
                                                                                       9.69             11.70       1,210,345
                                                                                       9.98              9.69         535,120
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $18.93            $23.78         218,110
                                                                                      17.25             18.93         246,330
                                                                                      18.35             17.25         328,862
                                                                                      15.92             18.35         416,466
                                                                                      14.76             15.92         493,544
                                                                                      14.84             14.76         627,801
                                                                                      14.41             14.84         772,088
                                                                                      13.63             14.41         905,838
                                                                                      13.35             13.63       1,058,694
                                                                                      11.55             13.35       1,074,449
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $12.14            $12.07         290,485
                                                                                      11.73             12.14         324,859
                                                                                      10.53             11.73         295,940
                                                                                      10.76             10.53         182,948
                                                                                      10.19             10.76          86,108
                                                                                       9.97             10.19          23,897
                                                                                      10.00              9.97           9,412
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              $17.33            $17.65       1,143,366
                                                                                      16.30             17.33       1,385,004
                                                                                      14.54             16.30       1,704,680
                                                                                      14.12             14.54       1,936,745
                                                                                      13.21             14.12       2,223,156
                                                                                      12.94             13.21       2,627,840
                                                                                      12.85             12.94       3,074,875
                                                                                      12.46             12.85       3,313,052
                                                                                      12.07             12.46       3,889,625
                                                                                      11.26             12.07       2,700,174
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $ 4.26            $ 4.28        187,773    2011
                                                                  3.66              4.26        117,507    2010
                                                                  2.45              3.66        194,926    2009
                                                                  4.29              2.45        149,339    2008
                                                                  3.70              4.29        188,501    2007
                                                                  3.56              3.70        248,365    2006
                                                                  3.58              3.56        327,185    2005
                                                                  3.33              3.58        452,751    2004
                                                                  2.33              3.33        772,371    2003
                                                                  3.88              2.33        332,441    2002
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $19.58            $18.38         13,722    2011
                                                                 18.55             19.58         64,914    2010
                                                                 11.99             18.55         93,519    2009
                                                                 20.13             11.99         18,753    2008
                                                                 18.59             20.13         24,648    2007
                                                                 16.65             18.59        133,064    2006
                                                                 13.97             16.65         29,503    2005
                                                                 12.31             13.97            403    2004
                                                                 10.00             12.31            171    2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.01            $14.74         16,056    2011
                                                                 13.70             15.01          2,250    2010
                                                                  9.77             13.70          2,464    2009
                                                                 15.92              9.77          3,335    2008
                                                                 14.52             15.92          5,206    2007
                                                                 14.57             14.52          4,929    2006
                                                                 13.00             14.57         19,902    2005
                                                                 12.11             13.00          2,866    2004
                                                                 10.00             12.11          1,833    2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.77            $20.43         50,116    2011
                                                                 20.56             25.77        108,433    2010
                                                                 11.86             20.56        202,732    2009
                                                                 25.77             11.86         68,496    2008
                                                                 17.75             25.77         94,182    2007
                                                                 14.84             17.75         54,494    2006
                                                                 10.00             14.84         17,172    2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $12.59            $11.69        122,453    2011
                                                                 10.00             12.59         15,410    2010
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


                                                                                                                      PAGE
THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-4

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-4

THE CONTRACTS........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-7
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-9
   Statement of Values............................................................................................... B-9
   Trust as Owner or Beneficiary..................................................................................... B-9
   Written Notice.................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1154 4/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2012, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation" in our marketing materials. This contract (Foundation) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):


Invesco V.I. Global Real Estate Fund -- Series II shares

Invesco Van Kampen V.I. American Franchise Fund -- Series I shares (formerly,
  Invesco Van Kampen V.I. Capital Appreciation Fund -- Series I shares)/1/


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

DREYFUS:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/2/

DWS VARIABLE SERIES I:
DWS Capital Growth VIP -- Class B Shares


DWS VARIABLE SERIES II:


DWS Dreman Small Mid Cap Value VIP -- Class B Shares

DWS Large Cap Value VIP -- Class B Shares


EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2


/1/ Effective April 30, 2012, the Invesco V.I. Capital Appreciation Fund --
    Series I shares merged into the Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Also effective April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares changed its name to the Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.
/2/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/

JPMORGAN INSURANCE TRUST:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1

JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1

JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares


PIMCO VARIABLE INSURANCE TRUST:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2012, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS.....................................................................  6

FEE TABLES......................................................................  7
   Examples.....................................................................  9

SYNOPSIS........................................................................  9

CONDENSED FINANCIAL INFORMATION................................................. 11

THE COMPANY..................................................................... 11

FINANCIAL CONDITION OF THE COMPANY.............................................. 12

THE SEPARATE ACCOUNT............................................................ 13
   The Portfolios............................................................... 13
   Subaccounts.................................................................. 14
   Voting Rights................................................................ 19
   Asset Allocation Program..................................................... 20

THE GUARANTEE ACCOUNT........................................................... 25

CHARGES AND OTHER DEDUCTIONS.................................................... 26
   Transaction Expenses......................................................... 26
       Surrender Charge......................................................... 26
       Exceptions to the Surrender Charge....................................... 27
   Deductions from the Separate Account......................................... 27
   Other Charges................................................................ 27

THE CONTRACT.................................................................... 28
   Purchase of the Contract..................................................... 28
   Ownership.................................................................... 29
   Assignment................................................................... 29
   Purchase Payments............................................................ 30
   Valuation Day and Valuation Period........................................... 30
   Allocation of Purchase Payments.............................................. 30
   Valuation of Accumulation Units.............................................. 30

TRANSFERS....................................................................... 31
   Transfers Before the Annuity Commencement Date............................... 31
   Transfers from the Guarantee Account to the Subaccounts...................... 31
   Transfers from the Subaccounts to the Guarantee Account...................... 31
   Transfers Among the Subaccounts.............................................. 31
   Telephone/Internet Transactions.............................................. 32
   Confirmation of Transactions................................................. 33
   Special Note on Reliability.................................................. 33
   Transfers by Third Parties................................................... 33
   Special Note on Frequent Transfers........................................... 33
   Dollar Cost Averaging Program................................................ 35
   Defined Dollar Cost Averaging Program........................................ 36
   Portfolio Rebalancing Program................................................ 36
   Guarantee Account Interest Sweep Program..................................... 36

SURRENDERS AND PARTIAL WITHDRAWALS..............................................  37
   Surrenders and Partial Withdrawals...........................................  37
   Restrictions on Distributions From Certain Contracts.........................  38
   Systematic Withdrawal Program................................................  38
   Annuity Cross Funding Program................................................  39

THE DEATH BENEFIT...............................................................  41
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.  41
   Optional Death Benefit.......................................................  42
   Optional Enhanced Death Benefit..............................................  43
   When We Calculate the Death Benefit..........................................  44
   Death of an Owner or Joint Owner Before the Annuity Commencement Date........  44
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date..........................................................  46

INCOME PAYMENTS.................................................................  47
   Income Payments and the Annuity Commencement Date............................  47
   Optional Payment Plans.......................................................  48
   Variable Income Payments.....................................................  49
   Transfers After the Annuity Commencement Date................................  49

TAX MATTERS.....................................................................  49
   Introduction.................................................................  49
   Taxation of Non-Qualified Contracts..........................................  50
   Section 1035 Exchanges.......................................................  52
   Qualified Retirement Plans...................................................  53
   Federal Income Tax Withholding...............................................  57
   State Income Tax Withholding.................................................  57
   Tax Status of the Company....................................................  57
   Federal Estate, Gift and Generation-Skipping Transfer Taxes..................  57
   Federal Defense of Marriage Act..............................................  58
   Annuity Purchases by Residents of Puerto Rico................................  58
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.............  58
   Foreign Tax Credits..........................................................  58
   Changes in the Law...........................................................  58

REQUESTING PAYMENTS.............................................................  58

SALE OF THE CONTRACTS...........................................................  59

ADDITIONAL INFORMATION..........................................................  60
   Owner Questions..............................................................  60
   Return Privilege.............................................................  60
   State Regulation.............................................................  61
   Evidence of Death, Age, Gender, Marital Status or Survival...................  61
   Records and Reports..........................................................  61
   Other Information............................................................  61
   Legal Proceedings............................................................  61

APPENDIX A -- THE DEATH BENEFIT................................................. A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION................................... B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

FUNDING ANNUITY -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed Years   Surrender Charge as
payments partially withdrawn or surrendered)        Since We Received the      a Percentage of the
                                                       Purchase Payment         Purchase Payment
                                                                              Partially Withdrawn or
                                                                                Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/3 /
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
 EXPENSES
---------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
---------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE
 SEPARATE ACCOUNT)
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%                        1.55%
---------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                    0.15%
---------------------------------------------------------------------------------------------------
OPTIONAL BENEFITS (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE TIME THE CHARGE IS TAKEN)/2/
---------------------------------------------------------------------------------------------------
 Optional Death Benefit Rider                                   0.25%/3/
---------------------------------------------------------------------------------------------------
 Optional Enhanced Death Benefit Rider                          0.35%/4/
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/5/                                         2.10%                        2.30%
---------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.50%   1.43%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2011, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.43%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $953       $1,792      $2,552       $4,255


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $316       $1,141      $1,982       $4,156


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $408       $1,235      $2,077       $4,255


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement

Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE DEATH BENEFIT RIDER
OPTIONS? Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.



                         SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. GLOBAL REAL ESTATE     Total return through growth of capital
INSURANCE FUNDS          FUND -- SERIES II SHARES            and current income.
(INVESCO VARIABLE
INSURANCE FUNDS)
                         ------------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.             to seek capital growth.
                         AMERICAN FRANCHISE FUND --
                         SERIES I SHARES (FORMERLY, INVESCO
                         VAN KAMPEN V.I. CAPITAL
                         APPRECIATION FUND -- SERIES I
                         SHARES)
                         ------------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
SERIES FUND, INC.        CLASS B                             determination of reasonable risk.
                         ------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         ------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ------------------------------------------------------------------------------
AMERICAN CENTURY         VP INCOME & GROWTH FUND --          The fund seeks capital growth by
VARIABLE PORTFOLIOS,     CLASS I                             investing in common stock. Income is
INC.                                                         a secondary objective.
                         ------------------------------------------------------------------------------
                         VP INTERNATIONAL FUND -- CLASS I    The fund seeks capital growth.

                         ------------------------------------------------------------------------------
                         VP ULTRA(R) FUND -- CLASS I         The fund seeks long-term capital
                                                             growth.
                         ------------------------------------------------------------------------------
                         VP VALUE FUND -- CLASS I            The fund seeks long-term capital
                                                             growth. Income is a secondary
                                                             objective.
                         ------------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --     The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                            return using a strategy that seeks to
INC.                                                         protect against U.S. inflation.
                         ------------------------------------------------------------------------------
DREYFUS                  DREYFUS INVESTMENT PORTFOLIOS       Seeks investment results that are
                         MIDCAP STOCK PORTFOLIO -- INITIAL   greater than the total return
                         SHARES                              performance of publicly traded
                                                             common stocks of medium-size
                                                             domestic companies in the aggregate,
                                                             as represented by the Standard &
                                                             Poor's MidCap 400(R) Index.
                         ------------------------------------------------------------------------------
                         DREYFUS VARIABLE INVESTMENT         The portfolio seeks as high a level of
                         FUND -- MONEY MARKET PORTFOLIO      current income as is consistent with the
                                                             preservation of capital and the
                                                             maintenance of liquidity. As a money
                                                             market fund, the portfolio is subject to
                                                             maturity, quality and diversification
                                                             requirements designed to help it
                                                             maintain a stable share price of $1.00.
                         ------------------------------------------------------------------------------
                         THE DREYFUS SOCIALLY RESPONSIBLE    Seeks capital growth, with current
                         GROWTH FUND, INC. -- INITIAL        income as a secondary goal.
                         SHARES
                         ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
Total return through growth of capital    Invesco Advisers, Inc. (subadvised
and current income.                       by Invesco Asset Management
                  Limited)

-----------------------------------------------------------------------------
to seek capital growth.                   Invesco Advisers, Inc.





-----------------------------------------------------------------------------
Seeks to maximize total return            AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
The fund seeks capital growth by          American Century Investment
investing in common stock. Income is      Management, Inc.
a secondary objective.
-----------------------------------------------------------------------------
The fund seeks capital growth.            American Century Investment
                                          Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth.                                   Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth. Income is a secondary             Management, Inc.
objective.
-----------------------------------------------------------------------------
The fund pursues long-term total          American Century Investment
return using a strategy that seeks to     Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------------
Seeks investment results that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary goal.

-----------------------------------------------------------------------------


                        SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                        -----------------------------------------------------------------------------
DWS VARIABLE SERIES I   DWS CAPITAL GROWTH VIP --          The fund seeks to provide long-term
                        CLASS B SHARES                     growth of capital.
                        -----------------------------------------------------------------------------
DWS VARIABLE SERIES II  DWS DREMAN SMALL MID CAP           Seeks long-term capital appreciation.
                        VALUE VIP -- CLASS B SHARES

                        -----------------------------------------------------------------------------
                        DWS LARGE CAP VALUE VIP --         Seeks to achieve a high rate of total
                        CLASS B SHARES                     return.
                        -----------------------------------------------------------------------------
EATON VANCE VARIABLE    VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                      income.
                        -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS      SERVICE CLASS 2
FUND









                        -----------------------------------------------------------------------------
                        VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                        SERVICE CLASS 2                    will also consider the potential for
                                                           capital appreciation. The fund's goal is
                                                           to achieve a yield which exceeds the
                                                           composite yield on the securities
                                                           comprising the S&P 500(R) Index.
                        -----------------------------------------------------------------------------
                        VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                        SERVICE CLASS 2

                        -----------------------------------------------------------------------------
FRANKLIN TEMPLETON      FRANKLIN INCOME SECURITIES         Seeks to maximize income while
VARIABLE INSURANCE      FUND -- CLASS 2 SHARES             maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                        -----------------------------------------------------------------------------
                        FRANKLIN LARGE CAP GROWTH          Seeks capital appreciation. The fund
                        SECURITIES FUND -- CLASS 2 SHARES  normally invests at least 80% of its net assets in investments of large
                                                           capitalization companies.
                        -----------------------------------------------------------------------------
                        FRANKLIN TEMPLETON VIP FOUNDING    Seeks capital appreciation, with
                        FUNDS ALLOCATION FUND -- CLASS 2   income as a secondary goal. The fund
                        SHARES/1/                          normally invests equal portions in
                                                           Class 1 shares of Franklin Income
                                                           Securities Fund; Mutual Shares
                                                           Securities Fund; and Templeton
                                                           Growth Securities Fund.
                        -----------------------------------------------------------------------------
                        MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                        CLASS 2 SHARES                     income as a secondary goal. The fund
                                                           normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                        -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
The fund seeks to provide long-term       Deutsche Investment Management
growth of capital.                        Americas Inc.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
                                          Americas Inc. (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
                                          Company (FMR) (subadvised by
                   FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks to maximize income while            Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation. The fund      Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies.
-----------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Templeton Services, LLC
income as a secondary goal. The fund      (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income
Securities Fund; Mutual Shares
Securities Fund; and Templeton
Growth Securities Fund.
-----------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------


                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    TEMPLETON FOREIGN SECURITIES      Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES            fund normally invests at least 80% of
                                                      its net assets in investments of issuers
                                                      located outside the U.S., including
                                                      those in emerging markets.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES       Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES            fund normally invests primarily in
                                                      equity securities of companies located
                                                      anywhere in the world, including those
                                                      in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      TOTAL RETURN FUND/1/              Seeks the highest total return,
FUNDS, INC.                                           composed of current income and
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.



                    ------------------------------------------------------------------------------
JPMORGAN INSURANCE  JPMORGAN INSURANCE TRUST CORE     Seeks to maximize total return by
TRUST               BOND PORTFOLIO -- CLASS 1         investing primarily in a diversified
                                                      portfolio of intermediate- and long-
                                                      term debt securities.
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST EQUITY   Seeks investment results that
                    INDEX PORTFOLIO -- CLASS 1        correspond to the aggregate price and
                                                      dividend performance of securities in
                                                      the Standard & Poor's 500 Composite
                                                      Stock Price Index (S&P 500 Index).
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST          Seeks to provide high total return from
                    INTERNATIONAL EQUITY PORTFOLIO -- a portfolio of equity securities of
                    CLASS 1                           foreign companies. Total return
                                                      consists of capital growth and current
                                                      income.
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST          Seeks to provide long-term capital
                    INTREPID GROWTH PORTFOLIO --      growth.
                    CLASS 1
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST          Seeks long-term capital growth by
                    INTREPID MID CAP PORTFOLIO --     investing primarily in equity securities
                    CLASS 1                           of companies with intermediate
                                                      capitalizations.
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST MID      Seeks capital growth over the long
                    CAP GROWTH PORTFOLIO -- CLASS 1   term.

                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST MID      Seeks capital appreciation with the
                    CAP VALUE PORTFOLIO -- CLASS 1    secondary goal of achieving current
                                                      income by investing primarily in
                                                      equity securities.
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST SMALL    Seeks capital growth over the long
                    CAP CORE PORTFOLIO -- CLASS 1     term.

                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST U.S.     Seeks to provide high total return from
                    EQUITY PORTFOLIO -- CLASS 1       a portfolio of selected equity securities.

                    ------------------------------------------------------------------------------


                                               ADVISER (AND SUB-ADVISER(S),
           INVESTMENT OBJECTIVE                      AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The         Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-------------------------------------------------------------------------------
Seeks the highest total return,             GE Asset Management Incorporated
composed of current income and              (subadvised by Urdang Securities
capital appreciation, as is consistent      Management, Inc. (for real estate
with prudent investment risk.               related investments only) and
           Palisade Capital Management,
                                            L.L.C. (for small-cap equity
                                            investments only))
-------------------------------------------------------------------------------
Seeks to maximize total return by           JPMorgan Investment Management
investing primarily in a diversified        Inc., an indirect, wholly-owned
portfolio of intermediate- and long-        subsidiary of JPMorgan Chase & Co.
term debt securities.
-------------------------------------------------------------------------------
Seeks investment results that               JPMorgan Investment Management
correspond to the aggregate price and       Inc., an indirect, wholly-owned
dividend performance of securities in       subsidiary of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of equity securities of         Inc., an indirect, wholly-owned
foreign companies. Total return             subsidiary of JPMorgan Chase & Co.
consists of capital growth and current
income.
-------------------------------------------------------------------------------
Seeks to provide long-term capital          JPMorgan Investment Management
growth.                                     Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks long-term capital growth by           JPMorgan Investment Management
investing primarily in equity securities    Inc., an indirect, wholly-owned
of companies with intermediate              subsidiary of JPMorgan Chase & Co.
capitalizations.
-------------------------------------------------------------------------------
Seeks capital growth over the long          JPMorgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Management
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing primarily in            subsidiary of JPMorgan Chase & Co.
equity securities.
-------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of selected equity securities.  Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                      SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                      ---------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK     The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES    seek capital appreciation.
                      ---------------------------------------------------------------------------
                      MFS(R) STRATEGIC INCOME SERIES -- The fund's investment objective is to
                      SERVICE CLASS SHARES              seek total return with an emphasis on
                                                        high current income, but also
                                                        considering capital appreciation.
                      ---------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --     The fund's investment objective is to
                      SERVICE CLASS SHARES              seek total return.
                      ---------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER CAPITAL               The fund seeks capital appreciation by
ACCOUNT FUNDS         APPRECIATION FUND/VA -- SERVICE   investing in securities of well-known
                      SHARES                            established companies.
                      ---------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET FUND/     The fund seeks high total return.
                      VA -- SERVICE SHARES
                      ---------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL-    The fund seeks capital appreciation.
                      & MID- CAP FUND(R)/VA -- SERVICE
                      SHARES
                      ---------------------------------------------------------------------------
PIMCO VARIABLE        HIGH YIELD PORTFOLIO --           Seeks maximum total return,
INSURANCE TRUST       ADMINISTRATIVE CLASS SHARES       consistent with preservation of capital
                                                        and prudent investment management.
                      ---------------------------------------------------------------------------
                      LOW DURATION PORTFOLIO --         Seeks maximum total return,
                      ADMINISTRATIVE CLASS SHARES       consistent with preservation of capital
                                                        and prudent investment management.
                      ---------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                    AS APPLICABLE)
--------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
--------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek total return with an emphasis on    Company
high current income, but also
considering capital appreciation.
--------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial
seek total return.                       Services Company
--------------------------------------------------------------------------
The fund seeks capital appreciation by   OppenheimerFunds, Inc.
investing in securities of well-known
established companies.
--------------------------------------------------------------------------
The fund seeks high total return.        OppenheimerFunds, Inc.

--------------------------------------------------------------------------
The fund seeks capital appreciation.     OppenheimerFunds, Inc.


--------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
--------------------------------------------------------------------------


Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund -- Class 3 Shares

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2011 ranged from 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., DWS Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.


If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by

GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change

Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      2%      4%      4%      5%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           2%      3%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           3%      6%      9%     13%     16%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       3%      6%      9%     13%     16%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid
                             Cap Growth Portfolio -- Class
                             1                                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares                 1%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares            2%      3%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real
                             Estate Fund -- Series II
                             shares                            1%      1%      1%      3%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     1%      3%      4%      5%      8%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares            2%      4%      7%      8%     10%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        38%     28%     18%      8%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     25%     17%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II      10%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      2%      2%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       4%      4%      3%      2%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation

Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

ANNUITY CROSS FUNDING PROGRAM

THE ANNUITY CROSS FUNDING PROGRAM IS NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER AUGUST 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

WHAT IS THE ANNUITY CROSS FUNDING PROGRAM? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

HOW DOES THE ANNUITY CROSS FUNDING PROGRAM WORK? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IS OFFERED BY A SEPARATE PROSPECTUS. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

ANNUITY CROSS FUNDING PROGRAM -- TAX TREATMENT OF THE ANNUITY CONTRACTS. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. CHANGING THE ANNUITY COMMENCEMENT DATE FOR THIS FUNDING ANNUITY AND THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY ONCE A CROSS FUNDING PROGRAM HAS BEGUN MAY HAVE ADVERSE TAX CONSEQUENCES, AND YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING ANY SUCH CHANGE. IN ADDITION, CHANGING THE ANNUITY COMMENCEMENT DATE ON THIS FUNDING ANNUITY MAY CAUSE YOU TO LOSE YOUR RIGHTS TO GUARANTEED MINIMUM INCOME PAYMENTS UNDER THE TERMS OF THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT.

BOTH CONTRACTS MUST HAVE THE SAME OWNER, JOINT OWNER IF ANY, ANNUITANT, AND JOINT ANNUITANT, IF ANY. THE BENEFICIARIES NEED NOT BE THE SAME. CHANGING ANY OWNER, ANNUITANT, OR BENEFICIARY MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING SUCH A CHANGE.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. YOU MAY CHOOSE TO RETURN EITHER THIS FUNDING ANNUITY, THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY, OR BOTH CONTRACTS IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE. RETURNING EITHER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE WITHOUT ALSO RETURNING THE OTHER CONTACT MAY RESULT IN ADVERSE TAX CONSEQUENCES AND YOU SHOULD CONSULT A TAX ADVISER BEFORE RETURNING ONLY ONE CONTRACT.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. YOU SHOULD BE AWARE THAT THE TAX TREATMENT OF PARTIAL WITHDRAWALS OR SURRENDERS FROM EITHER THIS FUNDING ANNUITY CONTRACT OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT WILL BE AFFECTED BY PARTIAL WITHDRAWALS OR SURRENDERS AS WELL AS GAINS OR LOSSES WITH RESPECT TO THE OTHER CONTRACT. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING PARTIAL WITHDRAWALS OR SURRENDERS FROM THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY WHILE PARTICIPATING IN AN ANNUITY CROSS FUNDING PROGRAM.

DEATH BENEFITS WILL BE CALCULATED AND PAID SEPARATELY IN ACCORDANCE WITH THE PROVISIONS OF THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY AS THE CASE MAY BE, AND AS DISCLOSED IN THE PROSPECTUS FOR THE RESPECTIVE CONTRACT.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable

Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING ANNUITY PAYMENTS TO START UNDER THIS FUNDING ANNUITY AND/OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT AND BEFORE COMMUTING ANY INCOME PAYMENTS BEFORE THE PAYMENT DATE FOR SUCH PAYMENT.

THIS DISCUSSION OF THE ANNUITY CROSS FUNDING PROGRAM DOES NOT ATTEMPT TO ADDRESS THE TAX AND OTHER TREATMENT OF EVERY TRANSACTION THAT COULD BE EFFECTED UNDER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM. YOU SHOULD CONSULT A TAX ADVISER BEFORE YOU PURCHASE THIS CONTRACT AND/OR SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM.

THE DEATH BENEFIT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE ANNUITY COMMENCEMENT DATE

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, PLUS any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, PLUS any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant PLUS any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) MINUS (2) PLUS (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant PLUS any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

OPTIONAL DEATH BENEFIT

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase

Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 701/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.


SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             AMOUNT OF
     PERSON WHO DIED        PROCEEDS PAID
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE ANNUITY COMMENCEMENT DATE

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

INCOME PAYMENTS AND THE ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF CROSS FUNDED ANNUITY CONTRACTS. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

          PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

          The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed

(unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.


If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.


Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.


You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.


GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.


By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE
LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 WestBroad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms"), that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional cash or non-cash compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2011, 2010 and 2009, $49.5 million, $59.7 million and $64.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2011, 2010 and 2009, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract PLUS any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

THE DEATH BENEFIT

THE EXAMPLE OF THE BASIC DEATH BENEFIT IS FOR CONTRACTS ISSUED ON OR AFTER MAY 15, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE STATE MODIFICATIONS.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                                          PURCHASE
                                          PAYMENTS
             ANNUITANT'S END OF CONTRACT ACCUMULATED     BASIC
                 AGE      YEAR   VALUE      AT 5%    DEATH BENEFIT
             -----------------------------------------------------
                 76        1    $103,000  $105,000     $105,000
                 77        2     110,000   110,250      110,250
                 78        3      80,000   115,763      115,763
                 79        4     120,000   121,551      121,551
                 80        5     130,000   127,628      130,000
                 81        6     150,000   127,628      150,000
                 82        7     160,000   127,628      160,000
                 83        8     130,000   127,628      130,000
             -----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17           20,000      20,000
                    3/31/18           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

THE EXAMPLE OF THE BASIC DEATH BENEFIT IS FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                                          PURCHASE
                                          PAYMENTS
             END OF ANNUITANT'S CONTRACT ACCUMULATED     BASIC
              YEAR      AGE      VALUE      AT 5%    DEATH BENEFIT
             -----------------------------------------------------
               1        76      $103,000  $105,000     $105,000
               2        77       112,000   110,250      112,000
               3        78        90,000   115,763      115,763
               4        79       135,000   121,551      135,000
               5        80       130,000   127,628      135,000
               6        81       150,000   127,628      150,000
               7        82       125,000   127,628      135,000
               8        83       145,000   127,628      145,000
             -----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17      --   20,000      20,000
                    3/31/18      --   14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL DEATH BENEFIT

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   OPTIONAL
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                         70            --   $100,000   $100,000
                1        71        $6,000     91,310    100,000
                2        72         6,000     82,854    100,000
                3        73         6,000     74,625    100,000
                4        74         6,000     66,618    100,000
                5        75         6,000     58,826    100,000
                6        76         6,000     51,243    100,000
                7        77         6,000     43,865    100,000
                8        78         6,000     36,685    100,000
              ----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT   OPTIONAL
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17      --   20,000      20,000
                    3/31/18      --   14,000      20,000
                    ---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

OPTIONAL ENHANCED DEATH BENEFIT

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 PURCHASE CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE   PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         -------------------------------------------------------------
         8/01/09 $100,000 $100,000 $      0 $100,000      $     0
         8/01/29           300,000  200,000  300,000       70,000
         -------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                   EACH ANNUITANT AGE 70 OR YOUNGER AT ISSUE



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.87            $ 5.32            --     2011
                                                                            5.16              5.87            --     2010
                                                                            4.32              5.16            --     2009
                                                                            7.63              4.32            --     2008
                                                                            6.92              7.63            --     2007
                                                                            6.61              6.92            --     2006
                                                                            6.16              6.61            --     2005
                                                                            5.87              6.16            --     2004
                                                                            4.60              5.87            --     2003
                                                                            6.17              4.60            --     2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $12.13            $11.14            --     2011
                                                                           10.50             12.13            --     2010
                                                                            8.13             10.50            --     2009
                                                                           14.94              8.13            --     2008
                                                                           16.09             14.94            --     2007
                                                                           11.49             16.09            --     2006
                                                                           10.00             11.49            --     2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.54            --     2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.33            $ 8.91            --     2011
                                                                            8.59              9.33            --     2010
                                                                            7.01              8.59            --     2009
                                                                           10.19              7.01            --     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $10.92            $11.41            --     2011
                                                                            9.82             10.92            --     2010
                                                                            8.29              9.82            --     2009
                                                                           14.19              8.29            --     2008
                                                                           13.74             14.19            --     2007
                                                                           11.92             13.74            --     2006
                                                                           11.57             11.92            --     2005
                                                                           10.56             11.57         1,237     2004
                                                                            8.11             10.56         1,237     2003
                                                                           10.59              8.11            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.19            $ 5.87            --     2011
                                                                            5.72              6.19            --     2010
                                                                            4.23              5.72            --     2009
                                                                            7.14              4.23            --     2008
                                                                            6.38              7.14            --     2007
                                                                            6.52              6.38            --     2006
                                                                            5.77              6.52            --     2005
                                                                            5.40              5.77            --     2004
                                                                            4.45              5.40            --     2003
                                                                            6.53              4.45            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.71            $12.89           --      2011
                                                      11.31             11.71           --      2010
                                                      10.42             11.31           --      2009
                                                      10.75             10.42           --      2008
                                                       9.96             10.75           --      2007
                                                       9.96              9.96           --      2006
                                                      10.00              9.96           --      2005
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $13.76            $13.98          274      2011
                                                      12.24             13.76          276      2010
                                                      10.52             12.24          280      2009
                                                      16.33             10.52          258      2008
                                                      16.59             16.33          247      2007
                                                      14.38             16.59          257      2006
                                                      13.95             14.38          245      2005
                                                      12.54             13.95          239      2004
                                                       9.84             12.54          247      2003
                                                      10.00              9.84           --      2002
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $17.25            $14.94           --      2011
                                                      15.45             17.25           --      2010
                                                      11.73             15.45           --      2009
                                                      21.58             11.73           --      2008
                                                      18.56             21.58           --      2007
                                                      15.07             18.56           --      2006
                                                      13.51             15.07           --      2005
                                                      11.93             13.51           --      2004
                                                       9.73             11.93           --      2003
                                                      10.00              9.73           --      2002
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $12.89            $12.83          167      2011
                                                      11.27             12.89          168      2010
                                                       8.51             11.27          168      2009
                                                      14.76              8.51          169      2008
                                                      12.39             14.76          170      2007
                                                      13.00             12.39          170      2006
                                                      12.92             13.00          162      2005
                                                      11.85             12.92          152      2004
                                                       9.63             11.85          119      2003
                                                      10.00              9.63           --      2002
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $15.28            $15.21           --      2011
                                                      13.68             15.28           --      2010
                                                      11.59             13.68           --      2009
                                                      16.06             11.59           --      2008
                                                      17.19             16.06           --      2007
                                                      14.71             17.19           --      2006
                                                      14.22             14.71           --      2005
                                                      12.62             14.22           --      2004
                                                       9.94             12.62           --      2003
                                                      10.00              9.94           --      2002
----------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
----------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares           $10.00            $ 8.80           75      2011
----------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           $22.38            $20.65            --     2011
                                                                                  18.52             22.38            --     2010
                                                                                  14.54             18.52            --     2009
                                                                                  22.26             14.54            --     2008
                                                                                  22.02             22.26            --     2007
                                                                                  17.94             22.02            --     2006
                                                                                  16.59             17.94            --     2005
                                                                                  13.42             16.59            --     2004
                                                                                   9.62             13.42            --     2003
                                                                                  10.00              9.62            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                                      $10.00            $ 9.14            --     2011
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.96            $15.78            --     2011
                                                                                  12.75             15.96            --     2010
                                                                                   9.55             12.75            --     2009
                                                                                  16.27              9.55            --     2008
                                                                                  16.28             16.27            --     2007
                                                                                  15.34             16.28            --     2006
                                                                                  14.26             15.34            --     2005
                                                                                  12.65             14.26            --     2004
                                                                                   9.75             12.65            --     2003
                                                                                  10.00              9.75            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.35            $10.19           376     2011
                                                                                  10.50             10.35           354     2010
                                                                                  10.65             10.50           258     2009
                                                                                  10.54             10.65         2,205     2008
                                                                                  10.21             10.54         2,162     2007
                                                                                   9.91             10.21         2,086     2006
                                                                                   9.80              9.91         1,983     2005
                                                                                   9.89              9.80         2,477     2004
                                                                                   9.99              9.89            --     2003
                                                                                  10.00              9.99            --     2002
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 6.69            $ 6.65            --     2011
                                                                                   5.92              6.69            --     2010
                                                                                   4.49              5.92            --     2009
                                                                                   6.95              4.49            --     2008
                                                                                   6.55              6.95            --     2007
                                                                                   6.09              6.55            --     2006
                                                                                   5.97              6.09            --     2005
                                                                                   5.70              5.97            --     2004
                                                                                   4.60              5.70            --     2003
                                                                                   6.57              4.60            --     2002
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.95            $12.08           507     2011
                                                                                  11.12             11.95           508     2010
                                                                                   7.82             11.12           509     2009
                                                                                  10.90              7.82         1,736     2008
                                                                                  10.89             10.90         1,742     2007
                                                                                  10.48             10.89         1,749     2006
                                                                                  10.24             10.48         1,755     2005
                                                                                  10.11             10.24         1,890     2004
                                                                                   9.97             10.11         1,780     2003
                                                                                  10.00              9.97            --     2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $13.03            $12.48            --     2011
                                                                                   11.32             13.03            --     2010
                                                                                    8.48             11.32            --     2009
                                                                                   15.02              8.48            --     2008
                                                                                   13.00             15.02            --     2007
                                                                                   11.85             13.00            --     2006
                                                                                   10.31             11.85            --     2005
                                                                                    9.09             10.31         1,408     2004
                                                                                    7.20              9.09         1,408     2003
                                                                                    8.08              7.20            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $11.80            $11.70           142     2011
                                                                                   10.42             11.80           142     2010
                                                                                    8.15             10.42           142     2009
                                                                                   14.46              8.15           142     2008
                                                                                   14.50             14.46           143     2007
                                                                                   12.27             14.50           143     2006
                                                                                   11.80             12.27           143     2005
                                                                                   10.77             11.80         1,458     2004
                                                                                    8.41             10.77         1,420     2003
                                                                                   10.31              8.41            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $22.86            $20.08            --     2011
                                                                                   18.05             22.86            --     2010
                                                                                   13.12             18.05            --     2009
                                                                                   22.05             13.12            --     2008
                                                                                   19.41             22.05            --     2007
                                                                                   17.53             19.41            --     2006
                                                                                   15.08             17.53            --     2005
                                                                                   12.28             15.08            --     2004
                                                                                    9.02             12.28            --     2003
                                                                                   10.18              9.02            --     2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.72            $12.83            --     2011
                                                                                   11.46             12.72            --     2010
                                                                                    8.58             11.46            --     2009
                                                                                   12.38              8.58            --     2008
                                                                                   12.12             12.38            --     2007
                                                                                   10.40             12.12            --     2006
                                                                                   10.00             10.40            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $13.49            $13.09            --     2011
                                                                                   12.27             13.49            --     2010
                                                                                    9.60             12.27            --     2009
                                                                                   14.89              9.60            --     2008
                                                                                   14.23             14.89            --     2007
                                                                                   13.03             14.23            --     2006
                                                                                   13.09             13.03            --     2005
                                                                                   12.31             13.09            --     2004
                                                                                    9.85             12.31            --     2003
                                                                                   10.00              9.85            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.73            $ 8.46            --     2011
                                                                                    8.04              8.73            --     2010
                                                                                    6.26              8.04            --     2009
                                                                                    9.92              6.26            --     2008
                                                                                   10.00              9.92            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                    $14.60            $14.23            --     2011
                                                                      13.33             14.60            --     2010
                                                                      10.74             13.33            --     2009
                                                                      17.33             10.74            --     2008
                                                                      17.01             17.33            --     2007
                                                                      14.58             17.01            --     2006
                                                                      13.39             14.58            --     2005
                                                                      12.07             13.39            --     2004
                                                                       9.79             12.07            --     2003
                                                                      10.00              9.79            --     2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                $18.18            $16.00            75     2011
                                                                      17.03             18.18            77     2010
                                                                      12.61             17.03            83     2009
                                                                      21.48             12.61            70     2008
                                                                      18.89             21.48            74     2007
                                                                      15.79             18.89            79     2006
                                                                      14.55             15.79            83     2005
                                                                      12.46             14.55         1,220     2004
                                                                       9.57             12.46         1,243     2003
                                                                      10.00              9.57            --     2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                 $ 8.65            $ 7.92            --     2011
                                                                       8.17              8.65            --     2010
                                                                       6.33              8.17            --     2009
                                                                      11.14              6.33            --     2008
                                                                      11.05             11.14            --     2007
                                                                      10.00             11.05            --     2006
--------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                $13.09            $12.53            --     2011
                                                                      12.12             13.09            --     2010
                                                                      10.18             12.12            --     2009
                                                                      14.62             10.18            --     2008
                                                                      13.29             14.62            --     2007
                                                                      11.86             13.29            --     2006
                                                                      11.62             11.86            --     2005
                                                                      10.90             11.62            --     2004
                                                                       9.20             10.90            --     2003
                                                                      10.00              9.20            --     2002
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                $10.38            $ 9.91            --     2011
                                                                       9.64             10.38            --     2010
                                                                       8.12              9.64            --     2009
                                                                      11.67              8.12            --     2008
                                                                      10.62             11.67            --     2007
                                                                      10.00             10.62            --     2006
--------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1            $12.67            $13.41           740     2011
                                                                      11.78             12.67           742     2010
                                                                      10.90             11.78           744     2009
                                                                      10.93             10.90            --     2008
                                                                      10.44             10.93            --     2007
                                                                      10.00             10.44            --     2006
--------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1         $ 9.77            $ 9.79            --     2011
                                                                       8.67              9.77            --     2010
                                                                       6.96              8.67            --     2009
                                                                      11.25              6.96            --     2008
                                                                      10.87             11.25            --     2007
                                                                      10.00             10.87            --     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.70            $12.82            32     2011
                                                                              13.93             14.70            32     2010
                                                                              10.00             13.93            32     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.17            $10.20            --     2011
                                                                               8.89             10.17            --     2010
                                                                               6.72              8.89            --     2009
                                                                              11.23              6.72            --     2008
                                                                              10.22             11.23            --     2007
                                                                              10.00             10.22            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             $ 9.87            $ 9.57            --     2011
                                                                               8.38              9.87            --     2010
                                                                               6.27              8.38            --     2009
                                                                              10.41              6.27            --     2008
                                                                              10.28             10.41            --     2007
                                                                              10.00             10.28            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1               $11.15            $10.30            --     2011
                                                                               9.01             11.15            --     2010
                                                                               6.39              9.01            --     2009
                                                                              11.55              6.39            --     2008
                                                                              10.00             11.55            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                $15.67            $15.77            88     2011
                                                                              12.89             15.67            93     2010
                                                                              10.00             12.89           101     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1               $16.18            $15.18            --     2011
                                                                              12.92             16.18            --     2010
                                                                              10.00             12.92            --     2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  $11.33            $10.95            --     2011
                                                                              10.13             11.33            --     2010
                                                                               7.69             10.13            --     2009
                                                                              11.97              7.69            --     2008
                                                                              11.01             11.97            --     2007
                                                                              10.00             11.01            --     2006
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               $ 6.85            $ 6.77           410     2011
                                                                               6.20              6.85           412     2010
                                                                               4.53              6.20           423     2009
                                                                               7.29              4.53           407     2008
                                                                               6.67              7.29           431     2007
                                                                               6.31              6.67           414     2006
                                                                               6.14              6.31           413     2005
                                                                               5.72              6.14         3,641     2004
                                                                               4.74              5.72         3,643     2003
                                                                               6.66              4.74            --     2002
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     $14.39            $14.82            --     2011
                                                                              13.31             14.39            --     2010
                                                                              10.91             13.31            --     2009
                                                                              12.62             10.91            --     2008
                                                                              12.39             12.62            --     2007
                                                                              11.82             12.39            --     2006
                                                                              11.81             11.82            --     2005
                                                                              11.15             11.81            --     2004
                                                                              10.28             11.15            --     2003
                                                                              10.00             10.28            --     2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $13.65            $13.66           103     2011
                                                                                 12.64             13.65           101     2010
                                                                                 10.90             12.64            93     2009
                                                                                 14.25             10.90         1,343     2008
                                                                                 13.92             14.25         1,350     2007
                                                                                 12.66             13.92         1,357     2006
                                                                                 12.53             12.66         1,357     2005
                                                                                 11.46             12.53         2,381     2004
                                                                                 10.03             11.46         2,388     2003
                                                                                 10.00             10.03            --     2002
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $13.45            $13.07            --     2011
                                                                                 12.51             13.45            --     2010
                                                                                  8.81             12.51            --     2009
                                                                                 16.46              8.81            --     2008
                                                                                 14.68             16.46            --     2007
                                                                                 13.84             14.68            --     2006
                                                                                 13.40             13.84            --     2005
                                                                                 12.76             13.40            --     2004
                                                                                  9.91             12.76            --     2003
                                                                                 10.00              9.91            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.95            $ 8.79           267     2011
                                                                                  7.85              8.95           268     2010
                                                                                  6.22              7.85           269     2009
                                                                                 10.30              6.22           876     2008
                                                                                 10.04             10.30           805     2007
                                                                                  8.88             10.04           732     2006
                                                                                  8.52              8.88           644     2005
                                                                                  7.93              8.52           576     2004
                                                                                  6.37              7.93           534     2003
                                                                                  7.98              6.37            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.60            $17.89            74     2011
                                                                                 15.35             18.60            78     2010
                                                                                 11.38             15.35            88     2009
                                                                                 18.64             11.38            81     2008
                                                                                 19.19             18.64            72     2007
                                                                                 16.99             19.19            71     2006
                                                                                 15.72             16.99            81     2005
                                                                                 13.39             15.72         1,184     2004
                                                                                  9.43             13.39         1,102     2003
                                                                                 10.00              9.43            --     2002
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $16.77            $17.07            --     2011
                                                                                 14.87             16.77            --     2010
                                                                                 10.76             14.87            --     2009
                                                                                 14.29             10.76            --     2008
                                                                                 14.01             14.29            --     2007
                                                                                 13.04             14.01            --     2006
                                                                                 12.72             13.04            --     2005
                                                                                 11.79             12.72            --     2004
                                                                                  9.74             11.79            --     2003
                                                                                 10.01              9.74            --     2002
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.28            $12.23            --     2011
                                                                                 11.84             12.28            --     2010
                                                                                 10.61             11.84            --     2009
                                                                                 10.82             10.61            --     2008
                                                                                 10.23             10.82            --     2007
                                                                                  9.99             10.23            --     2006
                                                                                 10.00              9.99            --     2005
-------------------------------------------------------------------------------------------------------------------------------

                      EACH ANNUITANT OVER AGE 70 AT ISSUE



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.74            $ 5.20          --       2011
                                                                            5.06              5.74          --       2010
                                                                            4.25              5.06          --       2009
                                                                            7.52              4.25          --       2008
                                                                            6.83              7.52          --       2007
                                                                            6.53              6.83          --       2006
                                                                            6.11              6.53          --       2005
                                                                            5.83              6.11          --       2004
                                                                            4.58              5.83          --       2003
                                                                            6.15              4.58          --       2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares                $11.99            $10.99          --       2011
                                                                           10.40             11.99          --       2010
                                                                            8.07             10.40          --       2009
                                                                           14.86              8.07          --       2008
                                                                           16.04             14.86          --       2007
                                                                           11.47             16.04          --       2006
                                                                           10.00             11.47          --       2005
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares          $10.00            $ 8.53          --       2011
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 9.27            $ 8.83          --       2011
                                                                            8.55              9.27          --       2010
                                                                            6.99              8.55          --       2009
                                                                           10.18              6.99          --       2008
                                                                           10.00             10.18          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $10.69            $11.14                   2011
                                                                            9.64             10.69          --       2010
                                                                            8.15              9.64          --       2009
                                                                           13.97              8.15          --       2008
                                                                           13.56             13.97          --       2007
                                                                           11.79             13.56          --       2006
                                                                           11.47             11.79          --       2005
                                                                           10.49             11.47          --       2004
                                                                            8.07             10.49          --       2003
                                                                           10.56              8.07          --       2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.06            $ 5.73          --       2011
                                                                            5.61              6.06          --       2010
                                                                            4.16              5.61          --       2009
                                                                            7.04              4.16          --       2008
                                                                            6.30              7.04          --       2007
                                                                            6.45              6.30          --       2006
                                                                            5.71              6.45          --       2005
                                                                            5.36              5.71          --       2004
                                                                            4.42              5.36          --       2003
                                                                            6.51              4.42          --       2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.57            $12.71          --       2011
                                                                           11.20             11.57          --       2010
                                                                           10.34             11.20          --       2009
                                                                           10.69             10.34          --       2008
                                                                            9.93             10.69          --       2007
                                                                            9.95              9.93          --       2006
                                                                           10.00              9.95          --       2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                           $13.53            $13.71          --       2011
                                                                12.06             13.53          --       2010
                                                                10.39             12.06          --       2009
                                                                16.15             10.39          --       2008
                                                                16.44             16.15          --       2007
                                                                14.29             16.44          --       2006
                                                                13.89             14.29          --       2005
                                                                12.51             13.89          --       2004
                                                                 9.83             12.51          --       2003
                                                                10.00              9.83          --       2002
--------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                             $16.96            $14.66          --       2011
                                                                15.23             16.96          --       2010
                                                                11.58             15.23          --       2009
                                                                21.35             11.58          --       2008
                                                                18.40             21.35          --       2007
                                                                14.97             18.40          --       2006
                                                                13.45             14.97          --       2005
                                                                11.90             13.45          --       2004
                                                                 9.72             11.90          --       2003
                                                                10.00              9.72          --       2002
--------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                  $12.67            $12.59          --       2011
                                                                11.11             12.67          --       2010
                                                                 8.40             11.11          --       2009
                                                                14.61              8.40          --       2008
                                                                12.28             14.61          --       2007
                                                                12.91             12.28          --       2006
                                                                12.86             12.91          --       2005
                                                                11.82             12.86          --       2004
                                                                 9.63             11.82          --       2003
                                                                10.00              9.63          --       2002
--------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                     $15.03            $14.92          --       2011
                                                                13.48             15.03          --       2010
                                                                11.44             13.48          --       2009
                                                                15.89             11.44          --       2008
                                                                17.04             15.89          --       2007
                                                                14.61             17.04          --       2006
                                                                14.15             14.61          --       2005
                                                                12.59             14.15          --       2004
                                                                 9.93             12.59          --       2003
                                                                10.00              9.93          --       2002
--------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
--------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                     $10.00            $ 8.78          --       2011
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $22.00            $20.26          --       2011
                                                                18.25             22.00          --       2010
                                                                14.36             18.25          --       2009
                                                                22.03             14.36          --       2008
                                                                21.83             22.03          --       2007
                                                                17.82             21.83          --       2006
                                                                16.51             17.82          --       2005
                                                                13.38             16.51          --       2004
                                                                 9.61             13.38          --       2003
                                                                10.00              9.61          --       2002
--------------------------------------------------------------------------------------------------------------
  DWS Large Cap Value VIP -- Class B Shares                    $10.00            $ 9.13          --       2011
--------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $15.69            $15.49          --       2011
                                                                                  12.56             15.69          --       2010
                                                                                   9.43             12.56          --       2009
                                                                                  16.10              9.43          --       2008
                                                                                  16.14             16.10          --       2007
                                                                                  15.24             16.14          --       2006
                                                                                  14.20             15.24          --       2005
                                                                                  12.62             14.20          --       2004
                                                                                   9.74             12.62          --       2003
                                                                                  10.00              9.74          --       2002
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     $10.17            $10.00          --       2011
                                                                                  10.35             10.17          --       2010
                                                                                  10.51             10.35          --       2009
                                                                                  10.43             10.51          --       2008
                                                                                  10.12             10.43          --       2007
                                                                                   9.84             10.12          --       2006
                                                                                   9.75              9.84          --       2005
                                                                                   9.87              9.75          --       2004
                                                                                   9.98              9.87          --       2003
                                                                                  10.00              9.98          --       2002
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           $ 6.55            $ 6.50          --       2011
                                                                                   5.80              6.55          --       2010
                                                                                   4.41              5.80          --       2009
                                                                                   6.85              4.41          --       2008
                                                                                   6.46              6.85          --       2007
                                                                                   6.02              6.46          --       2006
                                                                                   5.91              6.02          --       2005
                                                                                   5.66              5.91          --       2004
                                                                                   4.57              5.66          --       2003
                                                                                   6.55              4.57          --       2002
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   $11.75            $11.84          --       2011
                                                                                  10.95             11.75          --       2010
                                                                                   7.72             10.95          --       2009
                                                                                  10.78              7.72          --       2008
                                                                                  10.79             10.78          --       2007
                                                                                  10.40             10.79          --       2006
                                                                                  10.19             10.40          --       2005
                                                                                  10.08             10.19          --       2004
                                                                                   9.96             10.08          --       2003
                                                                                  10.00              9.96          --       2002
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $12.76            $12.19          --       2011
                                                                                  11.10             12.76          --       2010
                                                                                   8.34             11.10          --       2009
                                                                                  14.80              8.34          --       2008
                                                                                  12.83             14.80          --       2007
                                                                                  11.72             12.83          --       2006
                                                                                  10.22             11.72          --       2005
                                                                                   9.03             10.22          --       2004
                                                                                   7.16              9.03          --       2003
                                                                                   8.06              7.16          --       2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $11.55            $11.43          --       2011
                                                                                   10.22             11.55          --       2010
                                                                                    8.01             10.22          --       2009
                                                                                   14.24              8.01          --       2008
                                                                                   14.31             14.24          --       2007
                                                                                   12.14             14.31          --       2006
                                                                                   11.70             12.14          --       2005
                                                                                   10.70             11.70          --       2004
                                                                                    8.37             10.70          --       2003
                                                                                   10.28              8.37          --       2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $22.38            $19.61          --       2011
                                                                                   17.71             22.38          --       2010
                                                                                   12.89             17.71          --       2009
                                                                                   21.71             12.89          --       2008
                                                                                   19.15             21.71          --       2007
                                                                                   17.33             19.15          --       2006
                                                                                   14.94             17.33          --       2005
                                                                                   12.19             14.94          --       2004
                                                                                    8.97             12.19          --       2003
                                                                                   10.14              8.97          --       2002
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.57            $12.65          --       2011
                                                                                   11.35             12.57          --       2010
                                                                                    8.52             11.35          --       2009
                                                                                   12.32              8.52          --       2008
                                                                                   12.08             12.32          --       2007
                                                                                   10.39             12.08          --       2006
                                                                                   10.00             10.39          --       2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $13.26            $12.84          --       2011
                                                                                   12.09             13.26          --       2010
                                                                                    9.48             12.09          --       2009
                                                                                   14.73              9.48          --       2008
                                                                                   14.11             14.73          --       2007
                                                                                   12.94             14.11          --       2006
                                                                                   13.03             12.94          --       2005
                                                                                   12.28             13.03          --       2004
                                                                                    9.84             12.28          --       2003
                                                                                   10.00              9.84          --       2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.67            $ 8.39          --       2011
                                                                                    8.00              8.67          --       2010
                                                                                    6.25              8.00          --       2009
                                                                                    9.91              6.25          --       2008
                                                                                   10.00              9.91          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $14.36            $13.97          --       2011
                                                                                   13.13             14.36          --       2010
                                                                                   10.60             13.13          --       2009
                                                                                   17.15             10.60          --       2008
                                                                                   16.86             17.15          --       2007
                                                                                   14.49             16.86          --       2006
                                                                                   13.33             14.49          --       2005
                                                                                   12.04             13.33          --       2004
                                                                                    9.79             12.04          --       2003
                                                                                   10.00              9.79          --       2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        $17.88            $15.71          --       2011
                                                                              16.78             17.88          --       2010
                                                                              12.45             16.78          --       2009
                                                                              21.25             12.45          --       2008
                                                                              18.72             21.25          --       2007
                                                                              15.68             18.72          --       2006
                                                                              14.48             15.68          --       2005
                                                                              12.43             14.48          --       2004
                                                                               9.56             12.43          --       2003
                                                                              10.00              9.56          --       2002
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         $ 8.56            $ 7.83          --       2011
                                                                               8.11              8.56          --       2010
                                                                               6.29              8.11          --       2009
                                                                              11.10              6.29          --       2008
                                                                              11.04             11.10          --       2007
                                                                              10.00             11.04          --       2006
----------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        $13.51            $12.91          --       2011
                                                                              12.54             13.51          --       2010
                                                                              10.56             12.54          --       2009
                                                                              15.19             10.56          --       2008
                                                                              13.84             15.19          --       2007
                                                                              12.37             13.84          --       2006
                                                                              12.14             12.37          --       2005
                                                                              11.42             12.14          --       2004
                                                                              10.00             11.42          --       2003
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        $10.29            $ 9.80          --       2011
                                                                               9.57             10.29          --       2010
                                                                               8.07              9.57          --       2009
                                                                              11.63              8.07          --       2008
                                                                              10.60             11.63          --       2007
                                                                              10.00             10.60          --       2006
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    $12.55            $13.26          --       2011
                                                                              11.69             12.55          --       2010
                                                                              10.85             11.69          --       2009
                                                                              10.89             10.85          --       2008
                                                                              10.42             10.89          --       2007
                                                                              10.00             10.42          --       2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 $ 9.68            $ 9.67          --       2011
                                                                               8.60              9.68          --       2010
                                                                               6.92              8.60          --       2009
                                                                              11.21              6.92          --       2008
                                                                              10.86             11.21          --       2007
                                                                              10.00             10.86          --       2006
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust International Equity Portfolio -- Class 1         $14.65            $12.75          --       2011
                                                                              13.91             14.65          --       2010
                                                                              10.00             13.91          --       2009
----------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              $10.08            $10.09          --       2011
                                                                               8.83             10.08          --       2010
                                                                               6.69              8.83          --       2009
                                                                              11.19              6.69          --       2008
                                                                              10.21             11.19          --       2007
                                                                              10.00             10.21          --       2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                        NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $ 9.78            $ 9.46          --       2011
                                                                           8.32              9.78          --       2010
                                                                           6.24              8.32          --       2009
                                                                          10.38              6.24          --       2008
                                                                          10.26             10.38          --       2007
                                                                          10.00             10.26          --       2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1           $11.04            $10.19          --       2011
                                                                           8.94             11.04          --       2010
                                                                           6.36              8.94          --       2009
                                                                          11.51              6.36          --       2008
                                                                           9.99             11.51          --       2007
                                                                          10.00              9.99          --       2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1            $15.62            $15.68          --       2011
                                                                          12.87             15.62          --       2010
                                                                          10.00             12.87          --       2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1           $16.12            $15.09          --       2011
                                                                          12.90             16.12          --       2010
                                                                          10.00             12.90          --       2009
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.22            $10.82          --       2011
                                                                          10.05             11.22          --       2010
                                                                           7.65             10.05          --       2009
                                                                          11.93              7.65          --       2008
                                                                          10.99             11.93          --       2007
                                                                          10.00             10.99          --       2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 6.70            $ 6.62          --       2011
                                                                           6.08              6.70          --       2010
                                                                           4.45              6.08          --       2009
                                                                           7.18              4.45          --       2008
                                                                           6.58              7.18          --       2007
                                                                           6.24              6.58          --       2006
                                                                           6.09              6.24          --       2005
                                                                           5.68              6.09          --       2004
                                                                           4.71              5.68          --       2003
                                                                           6.64              4.71          --       2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $14.15            $14.54          --       2011
                                                                          13.11             14.15          --       2010
                                                                          10.77             13.11          --       2009
                                                                          12.48             10.77          --       2008
                                                                          12.28             12.48          --       2007
                                                                          11.74             12.28          --       2006
                                                                          11.75             11.74          --       2005
                                                                          11.12             11.75          --       2004
                                                                          10.27             11.12          --       2003
                                                                          10.00             10.27          --       2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $13.43            $13.41          --       2011
                                                                          12.46             13.43          --       2010
                                                                          10.77             12.46          --       2009
                                                                          14.10             10.77          --       2008
                                                                          13.80             14.10          --       2007
                                                                          12.58             13.80          --       2006
                                                                          12.47             12.58          --       2005
                                                                          11.43             12.47          --       2004
                                                                          10.02             11.43          --       2003
                                                                          10.00             10.02          --       2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $12.93            $12.54          --       2011
                                                                                 12.05             12.93          --       2010
                                                                                  8.51             12.05          --       2009
                                                                                 15.93              8.51          --       2008
                                                                                 14.23             15.93          --       2007
                                                                                 13.44             14.23          --       2006
                                                                                 13.04             13.44          --       2005
                                                                                 12.44             13.04          --       2004
                                                                                  9.69             12.44          --       2003
                                                                                 10.00              9.69          --       2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.76            $ 8.59          --       2011
                                                                                  7.70              8.76          --       2010
                                                                                  6.12              7.70          --       2009
                                                                                 10.14              6.12          --       2008
                                                                                  9.90             10.14          --       2007
                                                                                  8.78              9.90          --       2006
                                                                                  8.45              8.78          --       2005
                                                                                  7.87              8.45          --       2004
                                                                                  6.33              7.87          --       2003
                                                                                  7.95              6.33          --       2002
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.24            $17.51          --       2011
                                                                                 15.08             18.24          --       2010
                                                                                 11.21             15.08          --       2009
                                                                                 18.39             11.21          --       2008
                                                                                 18.98             18.39          --       2007
                                                                                 16.83             18.98          --       2006
                                                                                 15.61             16.83          --       2005
                                                                                 13.32             15.61          --       2004
                                                                                  9.40             13.32          --       2003
                                                                                 10.00              9.40          --       2002
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $16.41            $16.67          --       2011
                                                                                 14.59             16.41          --       2010
                                                                                 10.58             14.59          --       2009
                                                                                 14.07             10.58          --       2008
                                                                                 13.83             14.07          --       2007
                                                                                 12.90             13.83          --       2006
                                                                                 12.60             12.90          --       2005
                                                                                 11.70             12.60          --       2004
                                                                                  9.69             11.70          --       2003
                                                                                  9.98              9.69          --       2002
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.14            $12.07          --       2011
                                                                                 11.73             12.14          --       2010
                                                                                 10.53             11.73          --       2009
                                                                                 10.76             10.53          --       2008
                                                                                 10.19             10.76          --       2007
                                                                                  9.97             10.19          --       2006
                                                                                 10.00              9.97          --       2005
-------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                      PAGE
THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-4

THE CONTRACTS........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-9
   Written Notice.................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (Foundation) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1154 4/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2012, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2012.

TABLE OF CONTENTS


THE COMPANY........................................................................................................... B-3

THE SEPARATE ACCOUNT.................................................................................................. B-4

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.................................................................... B-4

THE CONTRACTS......................................................................................................... B-4
   Transfer of Annuity Units.......................................................................................... B-4
   Net Investment Factor.............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS............................................................................... B-4

CALCULATION OF PERFORMANCE DATA....................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. --  Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio................................................................................... B-5
   Other Subaccounts.................................................................................................. B-7
   Other Performance Data............................................................................................. B-7

TAX MATTERS........................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company............................................................ B-7
   IRS Required Distributions......................................................................................... B-8

GENERAL PROVISIONS.................................................................................................... B-8
   Using the Contracts as Collateral.................................................................................. B-8
   The Beneficiary.................................................................................................... B-8
   Non-Participating.................................................................................................. B-8
   Misstatement of Age or Gender...................................................................................... B-8
   Incontestability................................................................................................... B-9
   Statement of Values................................................................................................ B-9
   Trust as Owner or Beneficiary...................................................................................... B-9
   Written Notice..................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS......................................................... B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY............................................................. B-9

EXPERTS............................................................................................................... B-9

FINANCIAL STATEMENTS.................................................................................................. B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment and financial solutions to more than 15 million customers, with a presence in more than 25 countries. In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred [and immediate] annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance, group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreement backed notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.


We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon six months' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated at the option of any party upon one year advance written notice.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects:

1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)


Current Yield:    -1.81% as of December 31, 2011
Effective Yield:  -1.80% as of December 31, 2011


GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)


Current Yield:    -1.61% as of December 31, 2011
Effective Yield:  -1.60% as of December 31, 2011


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)


Current Yield:    -1.81% as of December 31, 2011
Effective Yield:  -1.80% as of December 31, 2011


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)


Current Yield:    -1.61% as of December 31, 2011
Effective Yield:  -1.60% as of December 31, 2011


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all optional death benefit riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2011 and 2010, and for each of the years in the three-year period ended December 31, 2011, and the financial statements of the Separate Account as of December 31, 2011 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries dated March 26, 2012 refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2011

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2011

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-66

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares, Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Capital Development Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Large Cap Growth Fund -- Series I shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Utilities Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series II -- DWS Capital Growth VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Large Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated Capital Appreciation Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares,
U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance

Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service
Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative
Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2011, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the underlying mutual funds or their transfer agent. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2011, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 19, 2012

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2011


                                         -------------------------
                                         INVESCO V.I. INVESCO V.I.
                                            BASIC       CAPITAL
                                            VALUE     APPRECIATION
                                           FUND --      FUND --
                           CONSOLIDATED   SERIES II     SERIES I
                              TOTAL         SHARES       SHARES
                          -------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2b)......... $8,023,206,290   8,262,135   8,459,354
Dividend receivable......      2,066,099          --          --
Receivable for units sold        880,701          --          --
                          --------------  ----------   ---------
    Total assets.........  8,026,153,090   8,262,135   8,459,354
                          --------------  ----------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        374,008         363         361
Payable for units
 withdrawn...............      3,213,006       6,827         921
                          --------------  ----------   ---------
    Total liabilities....      3,587,014       7,190       1,282
                          --------------  ----------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  7,796,987,099   8,254,945   8,458,072
 Variable annuity
   contract owners in
   the annuitization
   period................    218,518,720          --          --
 Genworth Life and
   Annuity (note 4c).....      7,060,257          --          --
                          --------------  ----------   ---------
    Net assets........... $8,022,566,076   8,254,945   8,458,072
                          ==============  ==========   =========
Investments in
 securities at cost...... $8,126,837,508  10,813,982   8,899,383
                          ==============  ==========   =========
Shares outstanding.......                  1,358,904     394,928
                                          ==========   =========

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          --------------------------------------------------------------------------------------------
                          INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                            CAPITAL        CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL  LARGE CAP   INVESCO V.I.
                          DEVELOPMENT     EQUITY       ESTATE     SECURITIES     GROWTH        GROWTH     TECHNOLOGY
                            FUND --      FUND --      FUND --      FUND --       FUND --      FUND --      FUND --
                            SERIES I     SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........    6,582      10,715,957    208,285       7,333      47,430,483        --         11,050
Dividend receivable......       --              --         --          --              --        --             --
Receivable for units sold       --              --         34          --          16,457        --             --
                             -----      ----------    -------       -----      ----------        --         ------
    Total assets.........    6,582      10,715,957    208,319       7,333      47,446,940        --         11,050
                             -----      ----------    -------       -----      ----------        --         ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       --             460         12          --           2,184        --             --
Payable for units
 withdrawn...............        1             699         --           1              --        --             --
                             -----      ----------    -------       -----      ----------        --         ------
    Total liabilities....        1           1,159         12           1           2,184        --             --
                             -----      ----------    -------       -----      ----------        --         ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    6,581      10,714,798    175,796       7,332      46,129,617        --         11,050
 Variable annuity
   contract owners in
   the annuitization
   period................       --              --     32,511          --       1,315,139        --             --
 Genworth Life and
   Annuity (note 4c).....       --              --         --          --              --        --             --
                             -----      ----------    -------       -----      ----------        --         ------
    Net assets...........    6,581      10,714,798    208,307       7,332      47,444,756        --         11,050
                             =====      ==========    =======       =====      ==========        ==         ======
Investments in
 securities at cost......    7,572       9,978,125    221,239       7,026      46,872,466        --          8,716
                             =====      ==========    =======       =====      ==========        ==         ======
Shares outstanding.......      529         401,046     17,547         587       1,818,653        --            729
                             =====      ==========    =======       =====      ==========        ==         ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                          AIM VARIABLE INSURANCE FUNDS
                                 (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                          ------------------------------------------------------------ -----------------
                                       INVESCO VAN INVESCO VAN             INVESCO VAN
                                       KAMPEN V.I. KAMPEN V.I. INVESCO VAN KAMPEN V.I.
                          INVESCO V.I.   CAPITAL     CAPITAL   KAMPEN V.I.   EQUITY    ALLIANCEBERNSTEIN
                           UTILITIES     GROWTH      GROWTH     COMSTOCK   AND INCOME   BALANCED WEALTH
                            FUND --      FUND --     FUND --     FUND --     FUND --       STRATEGY
                            SERIES I    SERIES I    SERIES II   SERIES II   SERIES II    PORTFOLIO --
                             SHARES      SHARES      SHARES      SHARES      SHARES         CLASS B
                          ------------ ----------- ----------- ----------- ----------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $3,617         999     5,711,216  39,335,769  13,601,266     20,197,644
Dividend receivable......        --          --            --          --          --             --
Receivable for units sold        --          --            --          --          --            521
                             ------       -----     ---------  ----------  ----------     ----------
    Total assets.........     3,617         999     5,711,216  39,335,769  13,601,266     20,198,165
                             ------       -----     ---------  ----------  ----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        --           1           241       1,725         748            990
Payable for units
 withdrawn...............         1          --           478       9,170      12,920             --
                             ------       -----     ---------  ----------  ----------     ----------
    Total liabilities....         1           1           719      10,895      13,668            990
                             ------       -----     ---------  ----------  ----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,616         998     5,710,497  39,324,874  12,857,820     18,412,486
 Variable annuity
   contract owners in
   the annuitization
   period................        --          --            --          --     729,778      1,784,689
 Genworth Life and
   Annuity (note 4c).....        --          --            --          --          --             --
                             ------       -----     ---------  ----------  ----------     ----------
    Net assets...........    $3,616         998     5,710,497  39,324,874  13,587,598     20,197,175
                             ======       =====     =========  ==========  ==========     ==========
Investments in
 securities at cost......    $3,953       1,157     4,624,116  40,073,327  12,807,774     20,143,975
                             ======       =====     =========  ==========  ==========     ==========
Shares outstanding.......       216          31       182,176   3,487,214     997,892      1,870,152
                             ======       =====     =========  ==========  ==========     ==========

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                               GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     3,256,348        52,214,761        66,095,716        11,458,774
Dividend receivable......            --                --                --                --
Receivable for units sold           781                --            55,140                --
                              ---------        ----------        ----------        ----------
    Total assets.........     3,257,129        52,214,761        66,150,856        11,458,774
                              ---------        ----------        ----------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           137             2,222             3,091               494
Payable for units
 withdrawn...............            --            14,968                --             2,434
                              ---------        ----------        ----------        ----------
    Total liabilities....           137            17,190             3,091             2,928
                              ---------        ----------        ----------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,256,992        52,139,106        63,541,521        11,455,846
 Variable annuity
   contract owners in
   the annuitization
   period................            --            58,465         2,606,244                --
 Genworth Life and
   Annuity (note 4c).....            --                --                --                --
                              ---------        ----------        ----------        ----------
    Net assets...........     3,256,992        52,197,571        66,147,765        11,455,846
                              =========        ==========        ==========        ==========
Investments in
 securities at cost......     3,544,842        56,467,314        79,964,635        10,448,764
                              =========        ==========        ==========        ==========
Shares outstanding.......       224,576         2,923,559         5,797,870           440,045
                              =========        ==========        ==========        ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                              AMERICAN
                          ALLIANCEBERNSTEIN   CENTURY
                          VARIABLE PRODUCTS   VARIABLE
                          SERIES FUND, INC.  PORTFOLIOS
                             (CONTINUED)      II, INC.     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          ----------------- ------------ ----------------------------------------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP     VP INFLATION VP INCOME &      VP
                               GROWTH        PROTECTION    GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE
                            PORTFOLIO --      FUND --      FUND --      FUND --      FUND --   FUND --
                               CLASS B        CLASS II     CLASS I      CLASS I      CLASS I   CLASS I
                          ----------------- ------------ ----------- ------------- ----------- --------
ASSETS:
Investments at fair
 value (note 2b).........    $17,174,050     81,374,321    74,112      1,030,608     53,648    102,840
Dividend receivable......             --             --        --             --         --         --
Receivable for units sold         31,493             --        --            582         --         --
                             -----------     ----------    ------      ---------     ------    -------
    Total assets.........     17,205,543     81,374,321    74,112      1,031,190     53,648    102,840
                             -----------     ----------    ------      ---------     ------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..            725          3,871         4             50          3          4
Payable for units
 withdrawn...............             --         16,059         1             --          2         --
                             -----------     ----------    ------      ---------     ------    -------
    Total liabilities....            725         19,930         5             50          5          4
                             -----------     ----------    ------      ---------     ------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     17,204,818     77,902,847    74,107        902,124     53,643    102,836
 Variable annuity
   contract owners in
   the annuitization
   period................             --      3,451,544        --        129,016         --         --
 Genworth Life and
   Annuity (note 4c).....             --             --        --             --         --         --
                             -----------     ----------    ------      ---------     ------    -------
    Net assets...........    $17,204,818     81,354,391    74,107      1,031,140     53,643    102,836
                             ===========     ==========    ======      =========     ======    =======
Investments in
 securities at cost......    $15,137,883     74,733,793    74,035      1,157,461     50,520    118,640
                             ===========     ==========    ======      =========     ======    =======
Shares outstanding.......      1,033,958      6,925,474    12,070        138,709      5,659     17,731
                             ===========     ==========    ======      =========     ======    =======




                                    BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ----------------------------------------------------------
                                              BLACKROCK     BLACKROCK    BLACKROCK
                             BLACKROCK         GLOBAL       LARGE CAP      VALUE
                          BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                              FUND --          FUND --       FUND --   V.I. FUND --
                             CLASS III        CLASS III     CLASS III    CLASS III
                               SHARES          SHARES        SHARES       SHARES
                          ---------------- --------------- ----------- -------------
ASSETS:
Investments at fair
 value (note 2b).........    12,210,129      445,099,970    3,166,667    9,746,912
Dividend receivable......            --               --           --           --
Receivable for units sold        30,033           52,738           --           --
                             ----------      -----------    ---------    ---------
    Total assets.........    12,240,162      445,152,708    3,166,667    9,746,912
                             ----------      -----------    ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           536           22,757          134          421
Payable for units
 withdrawn...............            --               --           17        4,078
                             ----------      -----------    ---------    ---------
    Total liabilities....           536           22,757          151        4,499
                             ----------      -----------    ---------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    12,239,626      418,314,885    3,166,516    9,742,413
 Variable annuity
   contract owners in
   the annuitization
   period................            --       26,815,066           --           --
 Genworth Life and
   Annuity (note 4c).....            --               --           --           --
                             ----------      -----------    ---------    ---------
    Net assets...........    12,239,626      445,129,951    3,166,516    9,742,413
                             ==========      ===========    =========    =========
Investments in
 securities at cost......    12,879,510      455,074,436    3,079,338    9,957,220
                             ==========      ===========    =========    =========
Shares outstanding.......     1,073,890       33,516,564      288,929      691,761
                             ==========      ===========    =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                           COLUMBIA FUNDS VARIABLE
                              INSURANCE TRUST I                       DWS VARIABLE SERIES II
                          -------------------------- -------------------------------------------------------- --------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE
                            VARIABLE   PORTFOLIO --              DWS DREMAN                                      DREYFUS
                          PORTFOLIO --    MARSICO    DWS CAPITAL SMALL MID  DWS LARGE     DWS         DWS       INVESTMENT
                            MARSICO    INTERNATIONAL   GROWTH    CAP VALUE  CAP VALUE  STRATEGIC   TECHNOLOGY   PORTFOLIOS
                             GROWTH    OPPORTUNITIES   VIP --      VIP --    VIP --   VALUE VIP --   VIP --    MIDCAP STOCK
                            FUND --       FUND --      CLASS B    CLASS B    CLASS B    CLASS B     CLASS B    PORTFOLIO --
                            CLASS 1       CLASS 2      SHARES      SHARES    SHARES      SHARES      SHARES   INITIAL SHARES
                          ------------ ------------- ----------- ---------- --------- ------------ ---------- --------------
ASSETS:
Investments at fair
 value (note 2b)......... $28,616,422   55,278,781      9,910      86,011    73,799        --          --         87,054
Dividend receivable......          --           --         --          --        --        --          --             --
Receivable for units sold          --       26,873         --          --        --        --          --             --
                          -----------   ----------     ------      ------    ------        --          --        -------
    Total assets.........  28,616,422   55,305,654      9,910      86,011    73,799        --          --         87,054
                          -----------   ----------     ------      ------    ------        --          --        -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,228        2,517         --           3         4        --          --              4
Payable for units
 withdrawn...............       2,461           --          2           1        --        --          --             --
                          -----------   ----------     ------      ------    ------        --          --        -------
    Total liabilities....       3,689        2,517          2           4         4        --          --              4
                          -----------   ----------     ------      ------    ------        --          --        -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  28,612,733   54,000,727      9,908      86,007    73,795        --          --         87,050
 Variable annuity
   contract owners in
   the annuitization
   period................          --    1,302,410         --          --        --        --          --             --
 Genworth Life and
   Annuity (note 4c).....          --           --         --          --        --        --          --             --
                          -----------   ----------     ------      ------    ------        --          --        -------
    Net assets........... $28,612,733   55,303,137      9,908      86,007    73,795        --          --         87,050
                          ===========   ==========     ======      ======    ======        ==          ==        =======
Investments in
 securities at cost...... $25,273,237   63,986,593     11,128      98,351    79,615        --          --        102,634
                          ===========   ==========     ======      ======    ======        ==          ==        =======
Shares outstanding.......   1,436,567    4,159,427        535       7,571     6,378        --          --          6,615
                          ===========   ==========     ======      ======    ======        ==          ==        =======

                             DREYFUS
                          ----------------------------


                            DREYFUS     THE DREYFUS
                            VARIABLE      SOCIALLY
                           INVESTMENT   RESPONSIBLE
                            FUND --        GROWTH
                          MONEY MARKET FUND, INC. --
                           PORTFOLIO   INITIAL SHARES
                          ------------ --------------
ASSETS:
Investments at fair
 value (note 2b).........   737,207      3,827,782
Dividend receivable......        --             --
Receivable for units sold        --             --
                            -------      ---------
    Total assets.........   737,207      3,827,782
                            -------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       131            161
Payable for units
 withdrawn...............         1             --
                            -------      ---------
    Total liabilities....       132            161
                            -------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   737,075      3,827,621
 Variable annuity
   contract owners in
   the annuitization
   period................        --             --
 Genworth Life and
   Annuity (note 4c).....        --             --
                            -------      ---------
    Net assets...........   737,075      3,827,621
                            =======      =========
Investments in
 securities at cost......   737,119      3,662,289
                            =======      =========
Shares outstanding.......   737,207        127,977
                            =======      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            EATON VANCE
                           VARIABLE TRUST                     FEDERATED INSURANCE SERIES
                          ---------------- ----------------------------------------------------------------
                                            FEDERATED
                                             CAPITAL    FEDERATED HIGH FEDERATED HIGH FEDERATED
                                           APPRECIATION  INCOME BOND    INCOME BOND    KAUFMANN  FEDERATED
                                            FUND II --    FUND II --     FUND II --   FUND II --  MANAGED
                          VT FLOATING-RATE   PRIMARY       PRIMARY        SERVICE      SERVICE   VOLATILITY
                            INCOME FUND       SHARES        SHARES         SHARES       SHARES    FUND II
                          ---------------- ------------ -------------- -------------- ---------- ----------
ASSETS:
Investments at fair
 value (note 2b).........   $27,403,047     10,089,832    22,868,444     34,908,181   59,388,901 8,305,937
Dividend receivable......        99,601             --            --             --           --        --
Receivable for units sold            --             --            --             --           --        --
                            -----------     ----------    ----------     ----------   ---------- ---------
    Total assets.........    27,502,648     10,089,832    22,868,444     34,908,181   59,388,901 8,305,937
                            -----------     ----------    ----------     ----------   ---------- ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         1,161            404           923          1,478        2,721       327
Payable for units
 withdrawn...............           498            485         1,454            294        3,860    10,482
                            -----------     ----------    ----------     ----------   ---------- ---------
    Total liabilities....         1,659            889         2,377          1,772        6,581    10,809
                            -----------     ----------    ----------     ----------   ---------- ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    27,500,989     10,088,943    22,866,067     34,906,409   57,411,000 8,292,775
 Variable annuity
   contract owners in
   the annuitization
   period................            --             --            --             --    1,971,320     2,353
 Genworth Life and
   Annuity (note 4c).....            --             --            --             --           --        --
                            -----------     ----------    ----------     ----------   ---------- ---------
    Net assets...........   $27,500,989     10,088,943    22,866,067     34,906,409   59,382,320 8,295,128
                            ===========     ==========    ==========     ==========   ========== =========
Investments in
 securities at cost......   $26,850,007      9,869,750    22,387,695     33,208,143   58,730,846 8,142,778
                            ===========     ==========    ==========     ==========   ========== =========
Shares outstanding.......     2,946,564      1,676,052     3,382,906      5,186,951    4,698,489   900,861
                            ===========     ==========    ==========     ==========   ========== =========

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ------------------------------------------------------

                            VIP ASSET     VIP ASSET       VIP
                           MANAGER/SM    MANAGER/SM     BALANCED        VIP
                          /PORTFOLIO -- /PORTFOLIO -- PORTFOLIO -- CONTRAFUND(R)
                             INITIAL       SERVICE      SERVICE    PORTFOLIO --
                              CLASS        CLASS 2      CLASS 2    INITIAL CLASS
                          ------------- ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2b).........  61,918,970    14,614,541    70,560,872   124,249,694
Dividend receivable......          --            --            --            --
Receivable for units sold          --         1,528        88,113            --
                           ----------    ----------    ----------   -----------
    Total assets.........  61,918,970    14,616,069    70,648,985   124,249,694
                           ----------    ----------    ----------   -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       2,090           735         3,681         4,935
Payable for units
 withdrawn...............       8,308            --            --        25,054
                           ----------    ----------    ----------   -----------
    Total liabilities....      10,398           735         3,681        29,989
                           ----------    ----------    ----------   -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  61,868,274    14,526,314    66,182,776   124,123,356
 Variable annuity
   contract owners in
   the annuitization
   period................      40,298        89,020     4,462,528        96,349
 Genworth Life and
   Annuity (note 4c).....          --            --            --            --
                           ----------    ----------    ----------   -----------
    Net assets...........  61,908,572    14,615,334    70,645,304   124,219,705
                           ==========    ==========    ==========   ===========
Investments in
 securities at cost......  64,916,465    14,877,198    68,151,262   130,032,327
                           ==========    ==========    ==========   ===========
Shares outstanding.......   4,486,882     1,076,974     4,889,873     5,397,467
                           ==========    ==========    ==========   ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011



                          --------------------------
                                        VIP DYNAMIC
                               VIP        CAPITAL
                          CONTRAFUND(R) APPRECIATION
                          PORTFOLIO --  PORTFOLIO --
                             SERVICE      SERVICE
                             CLASS 2      CLASS 2
                          ------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $116,001,111   2,038,243
Dividend receivable......           --          --
Receivable for units sold           --          --
                          ------------   ---------
    Total assets.........  116,001,111   2,038,243
                          ------------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        4,936          87
Payable for units
 withdrawn...............       45,091         423
                          ------------   ---------
    Total liabilities....       50,027         510
                          ------------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  115,853,698   2,037,733
 Variable annuity
   contract owners in
   the annuitization
   period................       97,386          --
 Genworth Life and
   Annuity (note 4c).....           --          --
                          ------------   ---------
    Net assets........... $115,951,084   2,037,733
                          ============   =========
Investments in
 securities at cost...... $121,994,417   1,950,648
                          ============   =========
Shares outstanding.......    5,123,724     252,258
                          ============   =========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ----------------------------------------------------------------------------------------------------------
                                                         VIP          VIP
                                        VIP EQUITY-    GROWTH &     GROWTH &        VIP          VIP          VIP
                           VIP EQUITY-     INCOME       INCOME       INCOME       GROWTH        GROWTH       GROWTH
                             INCOME     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- OPPORTUNITIES PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO --    SERVICE      INITIAL      SERVICE    PORTFOLIO --    INITIAL      SERVICE
                          INITIAL CLASS   CLASS 2       CLASS       CLASS 2    INITIAL CLASS    CLASS       CLASS 2
                          ------------- ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........  100,946,131   52,496,944   23,420,394   13,521,820    8,853,585    61,338,702   19,906,491
Dividend receivable......           --           --           --           --           --            --           --
Receivable for units sold           --           --        8,731       26,846           --            --       22,226
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Total assets.........  100,946,131   52,496,944   23,429,125   13,548,666    8,853,585    61,338,702   19,928,717
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        3,851        2,273          944          572          357         2,311          875
Payable for units
 withdrawn...............       87,788       20,366           --           --       11,315       100,795           --
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Total liabilities....       91,639       22,639          944          572       11,672       103,106          875
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  100,746,000   52,376,138   23,424,421   13,548,094    8,818,883    61,212,965   19,927,842
 Variable annuity
   contract owners in
   the annuitization
   period................      108,492       98,167        3,760           --       23,030        22,631           --
 Genworth Life and
   Annuity (note 4c).....           --           --           --           --           --            --           --
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Net assets...........  100,854,492   52,474,305   23,428,181   13,548,094    8,841,913    61,235,596   19,927,842
                           ===========   ==========   ==========   ==========    =========    ==========   ==========
Investments in
 securities at cost......  113,946,703   57,799,716   23,908,668   13,391,609    8,021,771    57,148,807   18,388,085
                           ===========   ==========   ==========   ==========    =========    ==========   ==========
Shares outstanding.......    5,401,077    2,851,545    1,860,238    1,091,349      483,802     1,662,746      544,935
                           ===========   ==========   ==========   ==========    =========    ==========   ==========

                          -------------
                              VIP
                           INVESTMENT
                           GRADE BOND
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------
ASSETS:
Investments at fair
 value (note 2b).........  16,303,008
Dividend receivable......          --
Receivable for units sold          --
                           ----------
    Total assets.........  16,303,008
                           ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         704
Payable for units
 withdrawn...............      80,861
                           ----------
    Total liabilities....      81,565
                           ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  16,221,443
 Variable annuity
   contract owners in
   the annuitization
   period................          --
 Genworth Life and
   Annuity (note 4c).....          --
                           ----------
    Net assets...........  16,221,443
                           ==========
Investments in
 securities at cost......  16,286,179
                           ==========
Shares outstanding.......   1,281,683
                           ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------- ---------------


                              VIP            VIP           VIP        VIP VALUE
                            MID CAP        MID CAP       OVERSEAS     STRATEGIES   FRANKLIN INCOME
                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --    SECURITIES
                            INITIAL        SERVICE       INITIAL       SERVICE         FUND --
                             CLASS         CLASS 2        CLASS        CLASS 2     CLASS 2 SHARES
                          ------------   ------------  ------------  ------------  ---------------
ASSETS:
Investments at fair
 value (note 2b).........   $35,009       98,003,487    22,148,504    3,057,866      579,170,468
Dividend receivable......        --               --            --           --               --
Receivable for units sold        --               --            --           --               --
                            -------       ----------    ----------    ---------      -----------
    Total assets.........    35,009       98,003,487    22,148,504    3,057,866      579,170,468
                            -------       ----------    ----------    ---------      -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        --            4,131           816          130           31,579
Payable for units
 withdrawn...............        --           49,758        20,800          106          356,097
                            -------       ----------    ----------    ---------      -----------
    Total liabilities....        --           53,889        21,616          236          387,676
                            -------       ----------    ----------    ---------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    35,009       97,949,598    22,093,101    3,057,630      547,562,574
 Variable annuity
   contract owners in
   the annuitization
   period................        --               --        33,787           --       31,220,218
 Genworth Life and
   Annuity (note 4c).....        --               --            --           --               --
                            -------       ----------    ----------    ---------      -----------
    Net assets...........   $35,009       97,949,598    22,126,888    3,057,630      578,782,792
                            =======       ==========    ==========    =========      ===========
Investments in
 securities at cost......   $31,740       95,209,624    27,381,001    3,064,700      610,788,528
                            =======       ==========    ==========    =========      ===========
Shares outstanding.......     1,204        3,429,093     1,624,982      346,304       40,444,865
                            =======       ==========    ==========    =========      ===========

                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          -------------------------------------------------------------------
                           FRANKLIN
                          LARGE CAP                                    TEMPLETON  TEMPLETON
                            GROWTH   FRANKLIN TEMPLETON                 FOREIGN    FOREIGN
                          SECURITIES    VIP FOUNDING    MUTUAL SHARES  SECURITIES SECURITIES
                           FUND --    FUNDS ALLOCATION    SECURITIES    FUND --    FUND --
                           CLASS 2        FUND --          FUND --      CLASS 1    CLASS 2
                            SHARES     CLASS 2 SHARES   CLASS 2 SHARES   SHARES     SHARES
                          ---------- ------------------ -------------- ---------- ----------
ASSETS:
Investments at fair
 value (note 2b).........  345,702      106,350,338       59,174,083    9,375,469 1,284,493
Dividend receivable......       --               --               --           --        --
Receivable for units sold       --            7,778               --           --       526
                           -------      -----------       ----------   ---------- ---------
    Total assets.........  345,702      106,358,116       59,174,083    9,375,469 1,285,019
                           -------      -----------       ----------   ---------- ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       14            5,560            2,755          371        61
Payable for units
 withdrawn...............       --               --           36,500          949        --
                           -------      -----------       ----------   ---------- ---------
    Total liabilities....       14            5,560           39,255        1,320        61
                           -------      -----------       ----------   ---------- ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  345,688       94,495,979       57,038,829    9,374,149 1,156,347
 Variable annuity
   contract owners in
   the annuitization
   period................       --       11,856,577        2,095,999           --   128,611
 Genworth Life and
   Annuity (note 4c).....       --               --               --           --        --
                           -------      -----------       ----------   ---------- ---------
    Net assets...........  345,688      106,352,556       59,134,828    9,374,149 1,284,958
                           =======      ===========       ==========   ========== =========
Investments in
 securities at cost......  379,068      111,035,427       54,854,893   10,400,809 1,470,879
                           =======      ===========       ==========   ========== =========
Shares outstanding.......   23,776       14,011,902        3,847,470      733,605   102,269
                           =======      ===========       ==========   ========== =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                            FRANKLIN TEMPLETON
                            VARIABLE INSURANCE
                              PRODUCTS TRUST
                               (CONTINUED)                                          GE INVESTMENTS FUNDS, INC.
                          ---------------------- -------------------------------------------------------------------------
                          TEMPLETON
                            GLOBAL    TEMPLETON
                             BOND       GROWTH   CORE VALUE            INTERNATIONAL  MID-CAP
                          SECURITIES  SECURITIES   EQUITY    INCOME       EQUITY      EQUITY
                           FUND --     FUND --    FUND --    FUND --      FUND --     FUND --     MONEY     PREMIER GROWTH
                           CLASS 1     CLASS 2    CLASS 1    CLASS 1      CLASS 1     CLASS 1     MARKET    EQUITY FUND --
                            SHARES      SHARES     SHARES    SHARES       SHARES      SHARES       FUND     CLASS 1 SHARES
                          ----------- ---------- ---------- ---------- ------------- ---------- ----------- --------------
ASSETS:
Investments at fair
 value (note 2b)......... $12,166,784 11,548,696 14,329,193 45,813,879   8,775,725   63,391,201 195,749,710   33,687,067
Dividend receivable......          --         --         --         --          --           --          --           --
Receivable for units sold          --        203         --         --          --           --          --           --
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
    Total assets.........  12,166,784 11,548,899 14,329,193 45,813,879   8,775,725   63,391,201 195,749,710   33,687,067
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         445        492        614      1,882         341        2,641       8,416        1,410
Payable for units
 withdrawn...............       1,347         --        677     12,098       8,899       64,653     312,257        2,657
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
    Total liabilities....       1,792        492      1,291     13,980       9,240       67,294     320,673        4,067
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  12,143,032 11,451,483 14,327,902 45,799,899   8,766,485   63,286,258 195,368,823   33,606,340
 Variable annuity
   contract owners in
   the annuitization
   period................      21,960     96,924         --         --          --       37,649      60,214       76,660
 Genworth Life and
   Annuity (note 4c).....          --         --         --         --          --           --          --           --
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
    Net assets........... $12,164,992 11,548,407 14,327,902 45,799,899   8,766,485   63,323,907 195,429,037   33,683,000
                          =========== ========== ========== ==========  ==========   ========== ===========   ==========
Investments in
 securities at cost...... $11,475,434 13,495,444 14,912,846 46,871,281  16,894,308   66,624,859 195,749,710   31,638,985
                          =========== ========== ========== ==========  ==========   ========== ===========   ==========
Shares outstanding.......     653,777  1,142,304  1,660,393  4,036,465  20,894,583    4,024,838 195,749,710      469,310
                          =========== ========== ========== ==========  ==========   ========== ===========   ==========




                          ------------------------


                          REAL ESTATE
                          SECURITIES
                            FUND --
                            CLASS 1   S&P 500(R)
                            SHARES    INDEX FUND
                          ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... 63,385,685  148,257,640
Dividend receivable......         --           --
Receivable for units sold     58,812           --
                          ----------  -----------
    Total assets......... 63,444,497  148,257,640
                          ----------  -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      2,695        6,040
Payable for units
 withdrawn...............         --        1,096
                          ----------  -----------
    Total liabilities....      2,695        7,136
                          ----------  -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 62,760,294  148,233,465
 Variable annuity
   contract owners in
   the annuitization
   period................    681,508       17,039
 Genworth Life and
   Annuity (note 4c).....         --           --
                          ----------  -----------
    Net assets........... 63,441,802  148,250,504
                          ==========  ===========
Investments in
 securities at cost...... 60,094,906  141,180,002
                          ==========  ===========
Shares outstanding.......  5,473,721    6,645,345
                          ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------- ----------


                                                                               GENWORTH
                           SMALL-CAP                                           CALAMOS
                            EQUITY    TOTAL RETURN  TOTAL RETURN  U.S. EQUITY   GROWTH
                            FUND --     FUND --       FUND --       FUND --    FUND --
                            CLASS 1     CLASS 1       CLASS 3       CLASS 1    SERVICE
                            SHARES       SHARES        SHARES       SHARES      SHARES
                          ----------- ------------- ------------- ----------- ----------
ASSETS:
Investments at fair
 value (note 2b)......... $41,383,999   985,401,510 1,014,141,699 26,819,331  18,408,697
Dividend receivable......          --            --            --         --          --
Receivable for units sold          --            --        53,938         --      63,070
                          ----------- ------------- ------------- ----------  ----------
    Total assets.........  41,383,999   985,401,510 1,014,195,637 26,819,331  18,471,767
                          ----------- ------------- ------------- ----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,765        45,425        54,056      1,116         861
Payable for units
 withdrawn...............       1,134       169,784            --     12,148          --
                          ----------- ------------- ------------- ----------  ----------
    Total liabilities....       2,899       215,209        54,056     13,264         861
                          ----------- ------------- ------------- ----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the
   accumulation period...  41,381,100   979,294,350   958,486,025 26,802,507  17,828,082
 Variable annuity
   contract owners in
   the
   annuitization period..          --     5,891,951    55,655,556      3,560     642,824
 Genworth Life and
   Annuity (note 4c).....          --            --            --         --          --
                          ----------- ------------- ------------- ----------  ----------
    Net assets........... $41,381,100   985,186,301 1,014,141,581 26,806,067  18,470,906
                          =========== ============= ============= ==========  ==========
Investments in
 securities at cost...... $38,153,455 1,008,439,562 1,075,145,503 27,515,679  18,986,226
                          =========== ============= ============= ==========  ==========
Shares outstanding.......   3,220,545    62,924,745    64,925,845    872,457   1,859,014
                          =========== ============= ============= ==========  ==========

                                   GENWORTH VARIABLE INSURANCE TRUST
                          -------------------------------------------------------------
                                    GENWORTH                   GENWORTH     GENWORTH
                                      EATON      GENWORTH       GOLDMAN    LEGG MASON
                          GENWORTH    VANCE      ENHANCED        SACHS     CLEARBRIDGE
                          DAVIS NY  LARGE CAP  INTERNATIONAL   ENHANCED    AGGRESSIVE
                          VENTURE     VALUE        INDEX       CORE BOND     GROWTH
                          FUND --    FUND --      FUND --    INDEX FUND --   FUND --
                          SERVICE    SERVICE      SERVICE       SERVICE      SERVICE
                           SHARES    SHARES       SHARES        SHARES       SHARES
                          --------- ---------- ------------- ------------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... 9,924,393 41,154,793   7,848,187    138,118,054  39,093,311
Dividend receivable......        --         --          --             --          --
Receivable for units sold        --         --       2,911             --      12,081
                          --------- ----------  ----------    -----------  ----------
    Total assets......... 9,924,393 41,154,793   7,851,098    138,118,054  39,105,392
                          --------- ----------  ----------    -----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       289      1,984         161          6,600       1,881
Payable for units
 withdrawn...............     5,009     31,798          --        282,240          --
                          --------- ----------  ----------    -----------  ----------
    Total liabilities....     5,298     33,782         161        288,840       1,881
                          --------- ----------  ----------    -----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the
   accumulation period... 6,926,944 39,124,530   3,782,831    131,232,201  37,123,011
 Variable annuity
   contract owners in
   the
   annuitization period..        --  1,996,481          --      6,597,013   1,980,500
 Genworth Life and
   Annuity (note 4c)..... 2,992,151         --   4,068,106             --          --
                          --------- ----------  ----------    -----------  ----------
    Net assets........... 9,919,095 41,121,011   7,850,937    137,829,214  39,103,511
                          ========= ==========  ==========    ===========  ==========
Investments in
 securities at cost...... 9,381,300 40,041,295  10,790,474    136,805,056  39,627,141
                          ========= ==========  ==========    ===========  ==========
Shares outstanding....... 1,006,551  4,865,898     880,355     12,320,748   4,247,149
                          ========= ==========  ==========    ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                             GENWORTH VARIABLE
                              INSURANCE TRUST      GOLDMAN SACHS VARIABLE
                                (CONTINUED)           INSURANCE TRUST                                 JPMORGAN INSURANCE TRUST
                          ----------------------- ------------------------ ----------------------------------------------------
                                        GENWORTH     GOLDMAN                                           JPMORGAN      JPMORGAN
                            GENWORTH   PYRAMIS(R)     SACHS                  JPMORGAN     JPMORGAN     INSURANCE    INSURANCE
                             PIMCO     SMALL/MID    LARGE CAP    GOLDMAN    INSURANCE    INSURANCE       TRUST        TRUST
                           STOCKSPLUS   CAP CORE      VALUE       SACHS       TRUST        TRUST     INTERNATIONAL   INTREPID
                            FUND --     FUND --      FUND --     MID CAP    CORE BOND   EQUITY INDEX    EQUITY        GROWTH
                            SERVICE     SERVICE   INSTITUTIONAL   VALUE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                             SHARES      SHARES      SHARES       FUND       CLASS 1      CLASS 1       CLASS 1      CLASS 1
                          ------------ ---------- ------------- ---------- ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $154,695,777 39,450,667   9,759,509   53,587,426  5,280,850    2,156,585      81,997       578,318
Dividend receivable......           --         --          --           --         --           --          --            --
Receivable for units sold           --         --          --        6,828         --           --          --            60
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
    Total assets.........  154,695,777 39,450,667   9,759,509   53,594,254  5,280,850    2,156,585      81,997       578,378
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        7,532      1,898         392        2,192        256          113           4            30
Payable for units
 withdrawn...............      100,022      6,118      30,739           --        493          531           1            --
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
    Total liabilities....      107,554      8,016      31,131        2,192        749          644           5            30
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  146,622,518 37,456,490   9,728,378   53,549,313  4,637,196    1,765,361      81,992       481,312
 Variable annuity
   contract owners in
   the annuitization
   period................    7,965,705  1,986,161          --       42,749    642,905      390,580          --        97,036
 Genworth Life and
   Annuity (note 4c).....           --         --          --           --         --           --          --            --
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
    Net assets........... $154,588,223 39,442,651   9,728,378   53,592,062  5,280,101    2,155,941      81,992       578,348
                          ============ ==========  ==========   ==========  =========    =========      ======       =======
Investments in
 securities at cost...... $161,484,534 44,261,085  11,060,125   55,019,669  4,972,386    1,974,286      80,423       540,099
                          ============ ==========  ==========   ==========  =========    =========      ======       =======
Shares outstanding.......   19,602,090  5,247,425   1,039,351    4,093,768    450,969      197,309       9,234        37,947
                          ============ ==========  ==========   ==========  =========    =========      ======       =======



                          --------------------------
                            JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE
                             TRUST        TRUST
                            INTREPID     MID CAP
                            MID CAP       GROWTH
                          PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1
                          ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........   545,604      516,091
Dividend receivable......        --           --
Receivable for units sold        --          390
                            -------      -------
    Total assets.........   545,604      516,481
                            -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        29           27
Payable for units
 withdrawn...............       108           --
                            -------      -------
    Total liabilities....       137           27
                            -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   447,544      420,181
 Variable annuity
   contract owners in
   the annuitization
   period................    97,923       96,273
 Genworth Life and
   Annuity (note 4c).....        --           --
                            -------      -------
    Net assets...........   545,467      516,454
                            =======      =======
Investments in
 securities at cost......   512,859      459,408
                            =======      =======
Shares outstanding.......    35,754       32,520
                            =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                           JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------- --------------------------
                                         JPMORGAN
                            JPMORGAN    INSURANCE     JPMORGAN
                           INSURANCE      TRUST      INSURANCE
                           TRUST MID    SMALL CAP    TRUST U.S.    BALANCED      BALANCED
                           CAP VALUE       CORE        EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                          ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........   $117,787      25,401     2,160,592    102,051,863  134,023,141
Dividend receivable......         --          --            --             --           --
Receivable for units sold         --          --           158             --           --
                            --------      ------     ---------    -----------  -----------
    Total assets.........    117,787      25,401     2,160,750    102,051,863  134,023,141
                            --------      ------     ---------    -----------  -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          6           1           114          4,030        6,591
Payable for units
 withdrawn...............          1          --            --         81,140      155,533
                            --------      ------     ---------    -----------  -----------
    Total liabilities....          7           1           114         85,170      162,124
                            --------      ------     ---------    -----------  -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    117,780      25,400     1,771,904    101,906,939  128,506,059
 Variable annuity
   contract owners in
   the
   annuitization period..         --          --       388,732         59,754    5,354,958
 Genworth Life and
   Annuity (note 4c).....         --          --            --             --           --
                            --------      ------     ---------    -----------  -----------
    Net assets...........   $117,780      25,400     2,160,636    101,966,693  133,861,017
                            ========      ======     =========    ===========  ===========
Investments in
 securities at cost......   $ 91,119      18,195     2,042,393     95,757,905  129,896,159
                            ========      ======     =========    ===========  ===========
Shares outstanding.......     17,170       1,786       141,957      3,832,214    4,831,404
                            ========      ======     =========    ===========  ===========

                                      JANUS ASPEN SERIES
                          --------------------------------------------------------------------


                                                       FLEXIBLE
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES
                          ------------- ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........  49,344,132    5,084,324    22,220,667    39,857,180    44,048,753
Dividend receivable......          --           --            --            --            --
Receivable for units sold          --           --            --            --         3,615
                           ----------    ---------    ----------    ----------    ----------
    Total assets.........  49,344,132    5,084,324    22,220,667    39,857,180    44,052,368
                           ----------    ---------    ----------    ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,960          219           864         1,612         2,027
Payable for units
 withdrawn...............      14,584        2,523         2,911        36,193            --
                           ----------    ---------    ----------    ----------    ----------
    Total liabilities....      16,544        2,742         3,775        37,805         2,027
                           ----------    ---------    ----------    ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  49,277,325    5,081,582    22,216,892    39,660,701    42,736,903
 Variable annuity
   contract owners in
   the
   annuitization period..      50,263           --            --       158,674     1,313,438
 Genworth Life and
   Annuity (note 4c).....          --           --            --            --            --
                           ----------    ---------    ----------    ----------    ----------
    Net assets...........  49,327,588    5,081,582    22,216,892    39,819,375    44,050,341
                           ==========    =========    ==========    ==========    ==========
Investments in
 securities at cost......  40,112,823    4,168,385    22,318,109    34,430,936    42,568,757
                           ==========    =========    ==========    ==========    ==========
Shares outstanding.......   1,292,746      137,749     1,809,501     1,199,795     1,346,645
                           ==========    =========    ==========    ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011



                                                         JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------



                             GLOBAL
                           TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE    WORLDWIDE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........  $6,061,417   49,589,585    4,115,192    53,624,932    7,619,864    51,212,729    4,958,086
Dividend receivable......          --           --           --            --           --            --           --
Receivable for units sold          --           --           --        76,421           --            --           --
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
    Total assets.........   6,061,417   49,589,585    4,115,192    53,701,353    7,619,864    51,212,729    4,958,086
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         239        1,929          174         2,150          326         1,982          212
Payable for units
 withdrawn...............          42       19,742          249            --          182        18,417        2,368
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
    Total liabilities....         281       21,671          423         2,150          508        20,399        2,580
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
Net assets attributable
 to:
Variable annuity
 contract owners in the
 accumulation period.....   6,061,136   49,552,166    4,114,769    53,638,093    7,619,356    51,150,604    4,955,506
Variable annuity
 contract owners in the
 annuitization period....          --       15,748           --        61,110           --        41,726           --
Genworth Life and
 Annuity (note 4c).......          --           --           --            --           --            --           --
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
    Net assets...........  $6,061,136   49,567,914    4,114,769    53,699,203    7,619,356    51,192,330    4,955,506
                           ==========   ==========    =========    ==========    =========    ==========    =========
Investments in
 securities at cost......  $5,441,602   46,601,320    3,656,305    59,013,625    6,048,725    58,862,397    5,351,513
                           ==========   ==========    =========    ==========    =========    ==========    =========
Shares outstanding.......   1,172,421    2,171,173      182,088     1,404,162      203,631     1,982,684      194,435
                           ==========   ==========    =========    ==========    =========    ==========    =========

                                   LEGG MASON PARTNERS
                                  VARIABLE EQUITY TRUST
                          --------------------------------------
                                        LEGG MASON   LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                          CLEARBRIDGE    VARIABLE     VARIABLE
                            VARIABLE      EQUITY       EQUITY
                           AGGRESSIVE     INCOME       INCOME
                             GROWTH      BUILDER      BUILDER
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS II
                          ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........  5,366,276    5,089,722    7,142,252
Dividend receivable......         --           --           --
Receivable for units sold     22,265           --           --
                           ---------    ---------    ---------
    Total assets.........  5,388,541    5,089,722    7,142,252
                           ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        235          212          396
Payable for units
 withdrawn...............         --        3,292       10,546
                           ---------    ---------    ---------
    Total liabilities....        235        3,504       10,942
                           ---------    ---------    ---------
Net assets attributable
 to:
Variable annuity
 contract owners in the
 accumulation period.....  5,388,306    5,086,218    6,784,233
Variable annuity
 contract owners in the
 annuitization period....         --           --      347,077
Genworth Life and
 Annuity (note 4c).......         --           --           --
                           ---------    ---------    ---------
    Net assets...........  5,388,306    5,086,218    7,131,310
                           =========    =========    =========
Investments in
 securities at cost......  4,845,410    5,706,192    7,927,570
                           =========    =========    =========
Shares outstanding.......    324,246      487,055      681,513
                           =========    =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                                     LEGG MASON
                                                      PARTNERS
                             LEGG MASON PARTNERS      VARIABLE
                            VARIABLE EQUITY TRUST      INCOME
                                 (CONTINUED)           TRUST                                     MFS(R) VARIABLE INSURANCE TRUST
                          ------------------------- ------------ ----------------------------------------------------------------
                           LEGG MASON                LEGG MASON
                          CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE   CLEARBRIDGE     ASSET
                          FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC
                            ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK        TRUST         DISCOVERY        INCOME
                             VALUE        VALUE         BOND        SERIES --        SERIES --       SERIES --      SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS    SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                            CLASS I      CLASS I      CLASS I         SHARES           SHARES         SHARES          SHARES
                          ------------ ------------ ------------ ---------------- ---------------- ------------- ----------------
ASSETS:
Investments at fair
 value (note 2b).........  $6,579,322   10,008,063   14,294,606     9,468,923        7,831,487      22,832,975        77,868
Dividend receivable......          --           --           --            --               --              --            --
Receivable for units sold          --           --        1,088            --               --          31,834            --
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
    Total assets.........   6,579,322   10,008,063   14,295,694     9,468,923        7,831,487      22,864,809        77,868
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         289          399          568           408              332             961             4
Payable for units
 withdrawn...............         575        4,768           --           699            1,162              --            --
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
    Total liabilities....         864        5,167          568         1,107            1,494             961             4
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   6,578,458    9,984,234   14,295,126     9,467,816        7,829,993      22,863,848        77,864
 Variable annuity
   contract owners in
   the annuitization
   period................          --       18,662           --            --               --              --            --
 Genworth Life and
   Annuity (note 4c).....          --           --           --            --               --              --            --
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
    Net assets...........  $6,578,458   10,002,896   14,295,126     9,467,816        7,829,993      22,863,848        77,864
                           ==========   ==========   ==========     =========        =========      ==========        ======
Investments in
 securities at cost......  $7,461,845    9,558,909   14,124,596     8,075,810        7,005,867      24,161,757        73,531
                           ==========   ==========   ==========     =========        =========      ==========        ======
Shares outstanding.......     361,700      739,148    1,448,288       879,194          405,566       1,661,789         7,889
                           ==========   ==========   ==========     =========        =========      ==========        ======

                                                         OPPENHEIMER
                                                          VARIABLE
                                                           ACCOUNT
                                                            FUNDS
                          ------------------------------------------



                          MFS(R) TOTAL                   OPPENHEIMER
                             RETURN     MFS(R) UTILITIES  BALANCED
                            SERIES --      SERIES --     FUND/VA --
                          SERVICE CLASS  SERVICE CLASS   NON-SERVICE
                             SHARES          SHARES        SHARES
                          ------------- ---------------- -----------
ASSETS:
Investments at fair
 value (note 2b).........  63,143,928      30,073,081    15,958,072
Dividend receivable......          --              --            --
Receivable for units sold      78,020              --            --
                           ----------      ----------    ----------
    Total assets.........  63,221,948      30,073,081    15,958,072
                           ----------      ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       3,346           1,280           608
Payable for units
 withdrawn...............          --          20,324        45,039
                           ----------      ----------    ----------
    Total liabilities....       3,346          21,604        45,647
                           ----------      ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  60,749,152      30,051,477    15,912,425
 Variable annuity
   contract owners in
   the annuitization
   period................   2,469,450              --            --
 Genworth Life and
   Annuity (note 4c).....          --              --            --
                           ----------      ----------    ----------
    Net assets...........  63,218,602      30,051,477    15,912,425
                           ==========      ==========    ==========
Investments in
 securities at cost......  63,627,585      28,293,033    19,768,276
                           ==========      ==========    ==========
Shares outstanding.......   3,448,603       1,168,794     1,412,219
                           ==========      ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ---------------------------------------------------------------------------------------------------
                                                                                                                 OPPENHEIMER
                                      OPPENHEIMER  OPPENHEIMER              OPPENHEIMER                          MAIN STREET
                          OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER   SMALL- &
                           BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET    MID-CAP
                          FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND(R)/VA --
                            SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE      SERVICE
                            SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES       SHARES
                          ----------- ------------ ------------ ----------- ----------- ----------- ----------- -------------
ASSETS:
Investments at fair
 value (note 2b)......... $33,316,933  35,101,922   7,048,264   17,722,420  91,531,524   6,459,638  178,585,745  99,678,600
Dividend receivable......          --          --          --           --          --          --           --          --
Receivable for units sold          --          --          --           --       9,750          --           --          --
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
    Total assets.........  33,316,933  35,101,922   7,048,264   17,722,420  91,541,274   6,459,638  178,585,745  99,678,600
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,780       1,357         296          702       4,118         251        8,497       4,714
Payable for units
 withdrawn...............       2,998      11,378       2,040        4,529          --       8,791      147,339      18,488
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
    Total liabilities....       4,778      12,735       2,336        5,231       4,118       9,042      155,836      23,202
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  32,009,001  35,067,969   7,045,928   17,710,267  89,567,286   6,443,124  170,459,834  95,499,171
 Variable annuity
   contract owners in
   the annuitization
   period................   1,303,154      21,218          --        6,922   1,969,870       7,472    7,970,075   4,156,227
 Genworth Life and
   Annuity (note 4c).....          --          --          --           --          --          --           --          --
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
    Net assets........... $33,312,155  35,089,187   7,045,928   17,717,189  91,537,156   6,450,596  178,429,909  99,655,398
                          ===========  ==========   =========   ==========  ==========  ==========  ===========  ==========
Investments in
 securities at cost...... $38,269,563  31,788,703   6,519,178   19,979,780  86,220,441  13,630,085  150,546,634  86,572,487
                          ===========  ==========   =========   ==========  ==========  ==========  ===========  ==========
Shares outstanding.......   2,982,716     883,067     178,890    2,249,038   3,363,893   3,399,810    8,698,770   5,856,557
                          ===========  ==========   =========   ==========  ==========  ==========  ===========  ==========

                          ------------------------
                          OPPENHEIMER OPPENHEIMER
                           SMALL- &    SMALL- &
                            MID-CAP     MID-CAP
                            GROWTH      GROWTH
                          FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE
                            SHARES      SHARES
                          ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... 26,508,140   2,921,530
Dividend receivable......         --          --
Receivable for units sold     10,948      33,207
                          ----------   ---------
    Total assets......... 26,519,088   2,954,737
                          ----------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        991         124
Payable for units
 withdrawn...............         --          --
                          ----------   ---------
    Total liabilities....        991         124
                          ----------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 26,478,069   2,954,613
 Variable annuity
   contract owners in
   the annuitization
   period................     40,028          --
 Genworth Life and
   Annuity (note 4c).....         --          --
                          ----------   ---------
    Net assets........... 26,518,097   2,954,613
                          ==========   =========
Investments in
 securities at cost...... 25,903,492   2,919,191
                          ==========   =========
Shares outstanding.......    563,284      63,733
                          ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                                                                                                     RYDEX
                                                                                                                   VARIABLE
                                                      PIMCO VARIABLE INSURANCE TRUST                                 TRUST
                          --------------------------------------------------------------------------------------- -----------
                                        FOREIGN BOND                   LONG-TERM
                           ALL ASSET     PORTFOLIO                        U.S.
                          PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN
                            ADVISOR      HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                             CLASS     ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  NASDAQ --
                             SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES  100(R) FUND
                          ------------ -------------- -------------- -------------- -------------- -------------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... $18,768,882    4,242,826      94,820,935     40,976,419    227,765,923    391,955,229    5,139,421
Dividend receivable......          --        6,234         560,478         67,989        357,105        974,692           --
Receivable for units sold          --          681              --         16,359             --             --           --
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
    Total assets.........  18,768,882    4,249,741      95,381,413     41,060,767    228,123,028    392,929,921    5,139,421
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         818          183           4,346          1,762         10,693         17,348          216
Payable for units
 withdrawn...............         445           --          47,517             --        307,088        247,184          176
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
    Total liabilities....       1,263          183          51,863          1,762        317,781        264,532          392
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  18,767,619    4,249,558      93,242,447     41,059,005    219,524,961    386,033,347    5,139,029
 Variable annuity
   contract owners in
   the annuitization
   period................          --           --       2,087,103             --      8,280,286      6,632,042           --
 Genworth Life and
   Annuity (note 4c).....          --           --              --             --             --             --           --
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
    Net assets........... $18,767,619    4,249,558      95,329,550     41,059,005    227,805,247    392,665,389    5,139,029
                          ===========    =========      ==========     ==========    ===========    ===========    =========
Investments in
 securities at cost...... $19,792,385    4,145,626      91,301,584     35,198,989    225,660,839    388,278,658    4,575,036
                          ===========    =========      ==========     ==========    ===========    ===========    =========
Shares outstanding.......   1,789,217      410,729      12,693,566      3,062,513     21,942,767     35,567,625      266,016
                          ===========    =========      ==========     ==========    ===========    ===========    =========

                                                    THE PRUDENTIAL
                            THE ALGER PORTFOLIOS     SERIES FUND
                          ------------------------- --------------
                             ALGER                     JENNISON
                           LARGE CAP   ALGER SMALL      20/20
                             GROWTH     CAP GROWTH      FOCUS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                           CLASS I-2    CLASS I-2      CLASS II
                             SHARES       SHARES        SHARES
                          ------------ ------------ --------------
ASSETS:
Investments at fair
 value (note 2b).........  32,587,016   28,559,552    9,292,894
Dividend receivable......          --           --           --
Receivable for units sold          --           --           --
                           ----------   ----------    ---------
    Total assets.........  32,587,016   28,559,552    9,292,894
                           ----------   ----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,306        1,142          394
Payable for units
 withdrawn...............       2,707       10,830        3,873
                           ----------   ----------    ---------
    Total liabilities....       4,013       11,972        4,267
                           ----------   ----------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  32,536,364   28,484,047    9,288,627
 Variable annuity
   contract owners in
   the annuitization
   period................      46,639       63,533           --
 Genworth Life and
   Annuity (note 4c).....          --           --           --
                           ----------   ----------    ---------
    Net assets...........  32,583,003   28,547,580    9,288,627
                           ==========   ==========    =========
Investments in
 securities at cost......  30,427,317   22,534,825    8,679,965
                           ==========   ==========    =========
Shares outstanding.......     755,729      920,385      635,629
                           ==========   ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                                                                         WELLS FARGO
                                                                                          VARIABLE
                                        THE PRUDENTIAL SERIES FUND (CONTINUED)              TRUST
                              ---------------------------------------------------------- -----------
                                                                                         WELLS FARGO
                                             NATURAL                      SP PRUDENTIAL   ADVANTAGE
                                JENNISON    RESOURCES   SP INTERNATIONAL  U.S. EMERGING   VT OMEGA
                              PORTFOLIO -- PORTFOLIO --      GROWTH          GROWTH        GROWTH
                                CLASS II     CLASS II     PORTFOLIO --    PORTFOLIO --     FUND --
                                 SHARES       SHARES    CLASS II SHARES  CLASS II SHARES   CLASS 2
                              ------------ ------------ ---------------- --------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............  $2,808,607   28,674,526       11,953          23,823       4,861,191
Dividend receivable..........          --           --           --              --              --
Receivable for units sold....          --       27,662           --              --              --
                               ----------   ----------       ------          ------       ---------
       Total assets..........   2,808,607   28,702,188       11,953          23,823       4,861,191
                               ----------   ----------       ------          ------       ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         125        1,207            1               1             211
Payable for units
  withdrawn..................          44           --           --              --           1,154
                               ----------   ----------       ------          ------       ---------
       Total liabilities.....         169        1,207            1               1           1,365
                               ----------   ----------       ------          ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   2,808,438   28,700,981       11,952          23,822       4,859,826
   Variable annuity
     contract owners in
     the annuitization
     period..................          --           --           --              --              --
   Genworth Life and
     Annuity (note 4c).......          --           --           --              --              --
                               ----------   ----------       ------          ------       ---------
       Net assets............  $2,808,438   28,700,981       11,952          23,822       4,859,826
                               ==========   ==========       ======          ======       =========
Investments in
  securities at cost.........  $2,575,301   29,519,206       19,553          19,916       4,837,854
                               ==========   ==========       ======          ======       =========
Shares outstanding...........     122,700      756,783        2,780           3,164         216,245
                               ==========   ==========       ======          ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                                       ---------------------------------------------------------------
                                                                                INVESCO V.I.
                                                                                    BASIC
                                                                                    VALUE
                                                                                   FUND --
                                  CONSOLIDATED                                    SERIES II
                                     TOTAL                                         SHARES
                          ---------------------------- ---------------------------------------------------------------


                          YEAR ENDED DECEMBER 31, 2011
                          ---------------------------- ---------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        $ 180,297,884                                      56,811
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...          149,859,846                                     156,589
                                 -------------                                    --------
Net investment income
  (expense)..............           30,438,038                                     (99,778)
                                 -------------                                    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............           93,689,782                                    (947,552)
   Change in unrealized
     appreciation
     (depreciation)......         (471,699,249)                                    580,142
   Capital gain
     distributions.......           61,046,534                                          --
                                 -------------                                    --------
Net realized and
  unrealized gain (loss)
  on investments.........         (316,962,933)                                   (367,410)
                                 -------------                                    --------
Increase (decrease) in
  net assets from
  operations.............        $(286,524,895)                                   (467,188)
                                 =============                                    ========

                          ------------ ------------ ------------ ------------ ------------ ------------- --------------
                          INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.   INVESCO V.I.
                            CAPITAL      CAPITAL        CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL   LARGE CAP
                          APPRECIATION DEVELOPMENT     EQUITY       ESTATE     SECURITIES     GROWTH         GROWTH
                            FUND --      FUND --      FUND --      FUND --      FUND --       FUND --       FUND --
                            SERIES I     SERIES I     SERIES I    SERIES II     SERIES I     SERIES II      SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES       SHARES         SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------- --------------
                                                                                                          PERIOD FROM
                                                                                                          JANUARY 1 TO
                                                                                                         APRIL 29, 2011
                          ------------ ------------ ------------ ------------ ------------ ------------- --------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     14,428         --        112,275       8,259        103          709,320           2
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    153,887         54        189,366       4,124         44          987,176           6
                            --------       ----       --------     -------        ---       ----------        ----
Net investment income
  (expense)..............   (139,459)       (54)       (77,091)      4,135         59         (277,856)         (4)
                            --------       ----       --------     -------        ---       ----------        ----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    105,704         (3)       316,345       5,204          1        1,162,496         241
   Change in unrealized
     appreciation
     (depreciation)......   (827,408)      (504)      (369,041)    (24,612)       409       (5,765,865)       (135)
   Capital gain
     distributions.......         --         --             --          --         --               --          --
                            --------       ----       --------     -------        ---       ----------        ----
Net realized and
  unrealized gain (loss)
  on investments.........   (721,704)      (507)       (52,696)    (19,408)       410       (4,603,369)        106
                            --------       ----       --------     -------        ---       ----------        ----
Increase (decrease) in
  net assets from
  operations.............   (861,163)      (561)      (129,787)    (15,273)       469       (4,881,225)        102
                            ========       ====       ========     =======        ===       ==========        ====

                          ------------

                          INVESCO V.I.
                           TECHNOLOGY
                            FUND --
                            SERIES I
                             SHARES
                          ------------
                           YEAR ENDED
                          DECEMBER 31,
                              2011
                          ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       22
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       89
                              ----
Net investment income
  (expense)..............      (67)
                              ----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       60
   Change in unrealized
     appreciation
     (depreciation)......     (666)
   Capital gain
     distributions.......       --
                              ----
Net realized and
  unrealized gain (loss)
  on investments.........     (606)
                              ----
Increase (decrease) in
  net assets from
  operations.............     (673)
                              ====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   AIM VARIABLE INSURANCE FUNDS
                          (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                   ------------------------------------------------------------
                                INVESCO VAN  INVESCO VAN             INVESCO VAN
                                KAMPEN V.I.  KAMPEN V.I. INVESCO VAN KAMPEN V.I.
                   INVESCO V.I.   CAPITAL      CAPITAL   KAMPEN V.I. EQUITY AND
                    UTILITIES      GROWTH      GROWTH     COMSTOCK     INCOME
                     FUND --      FUND --     FUND ---     FUND --     FUND --
                     SERIES I     SERIES I    SERIES II   SERIES II   SERIES II
                      SHARES       SHARES      SHARES      SHARES      SHARES
                   ------------ ------------ ----------- ----------- -----------
                                PERIOD FROM
                    YEAR ENDED  APRIL 29 TO
                   DECEMBER 31, DECEMBER 31,
                       2011         2011
                   ------------ ------------ -----------------------------------
Investment income
 and expense:
 Income --
   Ordinary
   dividends......     $112           --            --      607,572    255,214
 Mortality and
   expense risk
   and
   administrative
   charges (note
   4a)............       25           10       105,479      699,134    293,252
                       ----         ----      --------   ----------   --------
Net investment
 income (expense).       87          (10)     (105,479)     (91,562)   (38,038)
                       ----         ----      --------   ----------   --------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
   gain (loss)....       (4)          (2)      433,750       41,916    321,136
 Change in
   unrealized
   appreciation
   (depreciation).      404         (159)     (831,035)  (1,517,899)  (815,548)
 Capital gain
   distributions..       --           --            --           --         --
                       ----         ----      --------   ----------   --------
Net realized and
 unrealized gain
 (loss) on
 investments......      400         (161)     (397,285)  (1,475,983)  (494,412)
                       ----         ----      --------   ----------   --------
Increase
 (decrease) in
 net assets from
 operations.......     $487         (171)     (502,764)  (1,567,545)  (532,450)
                       ====         ====      ========   ==========   ========

                                     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                   ----------------------------------------------------------------------------------------


                   ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                    BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                       STRATEGY           GROWTH            INCOME             VALUE            GROWTH
                     PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                        CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                   ----------------- ----------------- ----------------- ----------------- -----------------



                                YEAR ENDED DECEMBER 31, 2011
                   -----------------------------------------------------------------------------------------
Investment income
 and expense:
 Income --
   Ordinary
   dividends......       487,338            20,371           642,332          2,955,799           11,765
 Mortality and
   expense risk
   and
   administrative
   charges (note
   4a)............       392,495            84,908           897,223          1,281,665          213,044
                      ----------        ----------        ----------        -----------       ----------
Net investment
 income (expense).        94,843           (64,537)         (254,891)         1,674,134         (201,279)
                      ----------        ----------        ----------        -----------       ----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
   gain (loss)....       629,311            53,883        (1,784,878)          (159,144)         606,478
 Change in
   unrealized
   appreciation
   (depreciation).    (1,721,269)       (1,468,220)        4,760,430        (17,262,252)      (1,056,906)
 Capital gain
   distributions..            --                --                --                 --               --
                      ----------        ----------        ----------        -----------       ----------
Net realized and
 unrealized gain
 (loss) on
 investments......    (1,091,958)       (1,414,337)        2,975,552        (17,421,396)        (450,428)
                      ----------        ----------        ----------        -----------       ----------
Increase
 (decrease) in
 net assets from
 operations.......      (997,115)       (1,478,874)        2,720,661        (15,747,262)        (651,707)
                      ==========        ==========        ==========        ===========       ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          ALLIANCEBERNSTEIN    AMERICAN
                              VARIABLE         CENTURY
                           PRODUCTS SERIES     VARIABLE
                             FUND, INC.     PORTFOLIOS II,
                             (CONTINUED)         INC.
                          ----------------- --------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP      VP INFLATION
                               GROWTH         PROTECTION
                            PORTFOLIO --       FUND --
                               CLASS B         CLASS II
                          ----------------- --------------

                          --------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $       --       3,369,999
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       258,675       1,452,522
                             ----------       ---------
Net investment income
  (expense)..............      (258,675)      1,917,477
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,417,903       2,368,024
   Change in unrealized
     appreciation
     (depreciation)......      (726,320)      2,709,046
   Capital gain
     distributions.......            --       1,047,038
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........       691,583       6,124,108
                             ----------       ---------
Increase (decrease) in
  net assets from
  operations.............    $  432,908       8,041,585
                             ==========       =========




                           AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                          -------------------------------------------  ---------------------------------------------------
                                                                       BLACKROCK     BLACKROCK     BLACKROCK    BLACKROCK
                                                                         BASIC        GLOBAL       LARGE CAP      VALUE
                          VP INCOME      VP                            VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                          & GROWTH  INTERNATIONAL VP ULTRA(R) VP VALUE  FUND --       FUND --       FUND --   V.I. FUND --
                           FUND --     FUND --      FUND --   FUND --  CLASS III     CLASS III     CLASS III    CLASS III
                           CLASS I     CLASS I      CLASS I   CLASS I    SHARES       SHARES        SHARES       SHARES
                          --------- ------------- ----------- -------- ---------- --------------- ----------- -------------
                                             YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,296       15,310          --      3,479    203,230     10,587,670      21,749       23,099
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,510       19,703       1,040      2,534    208,826      9,033,966      52,205      170,157
                            -----     --------      ------    -------   --------    -----------    --------     --------
Net investment income
  (expense)..............    (214)      (4,393)     (1,040)       945     (5,596)     1,553,704     (30,456)    (147,058)
                            -----     --------      ------    -------   --------    -----------    --------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,177       18,216         724    (16,400)  (113,634)     6,227,392     150,603      187,669
   Change in unrealized
     appreciation
     (depreciation)......   2,307     (160,439)        124     15,061   (400,163)   (44,794,422)   (157,902)    (412,281)
   Capital gain
     distributions.......      --           --          --         --         --     11,455,649       7,480           --
                            -----     --------      ------    -------   --------    -----------    --------     --------
Net realized and
  unrealized gain (loss)
  on investments.........   3,484     (142,223)        848     (1,339)  (513,797)    27,111,381         181     (224,612)
                            -----     --------      ------    -------   --------    -----------    --------     --------
Increase (decrease) in
  net assets from
  operations.............   3,270     (146,616)       (192)      (394)  (519,393)   (25,557,677)    (30,275)    (371,670)
                            =====     ========      ======    =======   ========    ===========    ========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           COLUMBIA FUNDS VARIABLE
                              INSURANCE TRUST I                          DWS VARIABLE SERIES II
                          -------------------------  -------------------------------------------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE
                            VARIABLE   PORTFOLIO --                DWS DREMAN
                          PORTFOLIO --    MARSICO    DWS CAPITAL   SMALL MID    DWS LARGE       DWS          DWS
                            MARSICO    INTERNATIONAL    GROWTH     CAP VALUE    CAP VALUE    STRATEGIC    TECHNOLOGY
                             GROWTH    OPPORTUNITIES    VIP --       VIP --       VIP --    VALUE VIP --    VIP --
                            FUND --       FUND --      CLASS B      CLASS B      CLASS B      CLASS B      CLASS B
                            CLASS 1       CLASS 2       SHARES       SHARES       SHARES       SHARES       SHARES
                          ------------ ------------- ------------ ------------ ------------ ------------  ----------
                                                     PERIOD FROM               PERIOD FROM
                                                     APRIL 29 TO   YEAR ENDED  APRIL 29 TO
                           YEAR ENDED DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31, PERIOD FROM JANUARY 1 TO
                                     2011                2011         2011         2011         APRIL 29, 2011
                          -------------------------  ------------ ------------ ------------ ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    98,062       507,284         --          604           --          964           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     523,861     1,088,173        100        1,470          911          468           55
                          -----------   -----------     ------       ------       ------      -------       ------
Net investment income
  (expense)..............    (425,799)     (580,889)      (100)        (866)        (911)         496          (55)
                          -----------   -----------     ------       ------       ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   2,019,295      (653,217)       (42)        (777)        (377)     (17,611)       2,772
   Change in unrealized
     appreciation
     (depreciation)......  (2,729,674)  (10,544,847)    (1,218)      (3,702)      (5,816)      23,052       (2,004)
   Capital gain
     distributions.......          --            --         --           --           --           --           --
                          -----------   -----------     ------       ------       ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    (710,379)  (11,198,064)    (1,260)      (4,479)      (6,193)       5,441          768
                          -----------   -----------     ------       ------       ------      -------       ------
Increase (decrease) in
  net assets from
  operations............. $(1,136,178)  (11,778,953)    (1,360)      (5,345)      (7,104)       5,937          713
                          ===========   ===========     ======       ======       ======      =======       ======

                                           DREYFUS
                          ----------------------------------------

                                                       THE DREYFUS
                             DREYFUS       DREYFUS      SOCIALLY
                            INVESTMENT     VARIABLE    RESPONSIBLE
                            PORTFOLIOS    INVESTMENT     GROWTH
                           MIDCAP STOCK    FUND --    FUND, INC. --
                           PORTFOLIO --  MONEY MARKET    INITIAL
                          INITIAL SHARES  PORTFOLIO      SHARES
                          -------------- ------------ -------------



                                YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        513            30        35,947
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      1,434         9,902        60,936
                              ------        ------       -------
Net investment income
  (expense)..............       (921)       (9,872)      (24,989)
                              ------        ------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      2,917            --        30,557
   Change in unrealized
     appreciation
     (depreciation)......     (1,497)           --       (27,037)
   Capital gain
     distributions.......         --            --            --
                              ------        ------       -------
Net realized and
  unrealized gain (loss)
  on investments.........      1,420            --         3,520
                              ------        ------       -------
Increase (decrease) in
  net assets from
  operations.............        499        (9,872)      (21,469)
                              ======        ======       =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            EATON VANCE
                           VARIABLE TRUST                        FEDERATED INSURANCE SERIES
                          ---------------- ----------------------------------------------------------------------
                                             FEDERATED
                                              CAPITAL     FEDERATED HIGH FEDERATED HIGH   FEDERATED    FEDERATED
                                            APPRECIATION   INCOME BOND    INCOME BOND      KAUFMANN     MANAGED
                          VT FLOATING-RATE   FUND II --     FUND II --     FUND II --     FUND II --   VOLATILITY
                            INCOME FUND    PRIMARY SHARES PRIMARY SHARES SERVICE SHARES SERVICE SHARES  FUND II
                          ---------------- -------------- -------------- -------------- -------------- ----------
                                                                                   YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 1,315,524         84,621       2,205,290      3,312,117        576,041    337,864
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       487,712        164,389         358,790        569,160      1,111,942    123,053
                            -----------       --------      ----------     ----------    -----------    -------
Net investment income
  (expense)..............       827,812        (79,768)      1,846,500      2,742,957       (535,901)   214,811
                            -----------       --------      ----------     ----------    -----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       493,104        127,803         311,047        724,747      1,922,116     23,782
   Change in unrealized
     appreciation
     (depreciation)......    (1,065,109)      (829,552)     (1,263,440)    (1,973,729)   (11,286,773)    29,152
   Capital gain
     distributions.......            --             --              --             --             --         --
                            -----------       --------      ----------     ----------    -----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........      (572,005)      (701,749)       (952,393)    (1,248,982)    (9,364,657)    52,934
                            -----------       --------      ----------     ----------    -----------    -------
Increase (decrease) in
  net assets from
  operations.............   $   255,807       (781,517)        894,107      1,493,975     (9,900,558)   267,745
                            ===========       ========      ==========     ==========    ===========    =======

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          -----------------------------------------------------
                            VIP ASSET     VIP ASSET       VIP
                           MANAGER/SM    MANAGER/SM     BALANCED        VIP
                          /PORTFOLIO -- /PORTFOLIO -- PORTFOLIO -- CONTRAFUND(R)
                             INITIAL       SERVICE      SERVICE    PORTFOLIO --
                              CLASS        CLASS 2      CLASS 2    INITIAL CLASS
                          ------------- ------------- ------------ -------------

                          ------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,288,842       342,802     1,049,359    1,335,659
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     855,489       304,610     1,437,294    2,020,482
                           ----------    ----------    ----------   ----------
Net investment income
  (expense)..............     433,353        38,192      (387,935)    (684,823)
                           ----------    ----------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     309,622       336,232     1,712,212      114,379
   Change in unrealized
     appreciation
     (depreciation)......  (3,391,124)   (1,019,297)   (5,847,637)  (4,311,978)
   Capital gain
     distributions.......     315,595            --       193,762           --
                           ----------    ----------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (2,765,907)     (683,065)   (3,941,663)  (4,197,599)
                           ----------    ----------    ----------   ----------
Increase (decrease) in
  net assets from
  operations.............  (2,332,554)     (644,873)   (4,329,598)  (4,882,422)
                           ==========    ==========    ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                          --------------------------
                                        VIP DYNAMIC
                               VIP        CAPITAL
                          CONTRAFUND(R) APPRECIATION
                          PORTFOLIO --  PORTFOLIO --
                             SERVICE      SERVICE
                             CLASS 2      CLASS 2
                          ------------- ------------

                          --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $   944,869          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,976,039      36,812
                           -----------    --------
Net investment income
  (expense)..............   (1,031,170)    (36,812)
                           -----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (591,735)     67,226
   Change in unrealized
     appreciation
     (depreciation)......   (3,382,153)   (119,241)
   Capital gain
     distributions.......           --          --
                           -----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   (3,973,888)    (52,015)
                           -----------    --------
Increase (decrease) in
  net assets from
  operations.............  $(5,005,058)    (88,827)
                           ===========    ========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ----------------------------------------------------------------------------------------------------------
                                                         VIP          VIP           VIP
                                        VIP EQUITY-    GROWTH &     GROWTH &      GROWTH         VIP          VIP
                           VIP EQUITY-     INCOME       INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH
                             INCOME     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO --    SERVICE      INITIAL      SERVICE       INITIAL      INITIAL      SERVICE
                          INITIAL CLASS   CLASS 2       CLASS       CLASS 2        CLASS        CLASS       CLASS 2
                          ------------- ------------ ------------ ------------ ------------- ------------ ------------
                                                    YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   2,629,867     1,253,719    430,329      220,064        15,178        239,265      105,555
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,540,680       951,186    365,397      231,991       136,820        936,504      329,253
                           ----------    ----------    -------      -------      --------     ----------   ----------
Net investment income
  (expense)..............   1,089,187       302,533     64,932      (11,927)     (121,642)      (697,239)    (223,698)
                           ----------    ----------    -------      -------      --------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (2,019,830)   (1,281,334)     3,141       57,535       242,299      1,529,259    1,195,796
   Change in unrealized
     appreciation
     (depreciation)......     830,312       817,165     26,555      (92,807)      (41,108)    (1,469,700)  (1,054,144)
   Capital gain
     distributions.......          --            --         --           --            --        237,200           --
                           ----------    ----------    -------      -------      --------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,189,518)    (-464,169)    29,696      (35,272)      201,191        296,759      141,652
                           ----------    ----------    -------      -------      --------     ----------   ----------
Increase (decrease) in
  net assets from
  operations.............    (100,331)     (161,636)    94,628      (47,199)       79,549       (400,480)     (82,046)
                           ==========    ==========    =======      =======      ========     ==========   ==========

                          -------------
                              VIP
                           INVESTMENT
                           GRADE BOND
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------

                          -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   491,153
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   223,561
                            -------
Net investment income
  (expense)..............   267,592
                            -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    66,494
   Change in unrealized
     appreciation
     (depreciation)......    15,469
   Capital gain
     distributions.......   380,637
                            -------
Net realized and
  unrealized gain (loss)
  on investments.........   462,600
                            -------
Increase (decrease) in
  net assets from
  operations.............   730,192
                            =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------

                                                                         VIP
                              VIP            VIP           VIP          VALUE
                            MID CAP        MID CAP       OVERSEAS     STRATEGIES
                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            INITIAL        SERVICE       INITIAL       SERVICE
                             CLASS         CLASS 2        CLASS        CLASS 2
                          ------------   ------------  ------------  ------------
                                                                              YEAR
                          --------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   165           24,433       425,944       34,612
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       287        1,878,608       383,943       77,958
                            -------      -----------    ----------     --------
Net investment income
  (expense)..............      (122)      (1,854,175)       42,001      (43,346)
                            -------      -----------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        50        5,279,474      (225,686)      79,395
   Change in unrealized
     appreciation
     (depreciation)......    (4,371)     (18,321,104)   (4,955,782)    (706,197)
   Capital gain
     distributions.......        --          191,973            --           --
                            -------      -----------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    (4,321)     (12,849,657)   (5,181,468)    (626,802)
                            -------      -----------    ----------     --------
Increase (decrease) in
  net assets from
  operations.............   $(4,443)     (14,703,832)   (5,139,467)    (670,148)
                            =======      ===========    ==========     ========

                                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          -------------------------------------------------------------------------------
                                           FRANKLIN      FRANKLIN
                                          LARGE CAP     TEMPLETON                   TEMPLETON   TEMPLETON
                                            GROWTH     VIP FOUNDING   MUTUAL SHARES  FOREIGN     FOREIGN
                          FRANKLIN INCOME SECURITIES FUNDS ALLOCATION  SECURITIES   SECURITIES  SECURITIES
                            SECURITIES     FUND --       FUND --         FUND --     FUND --     FUND --
                              FUND --      CLASS 2       CLASS 2         CLASS 2     CLASS 1     CLASS 2
                          CLASS 2 SHARES    SHARES        SHARES         SHARES       SHARES      SHARES
                          --------------- ---------- ---------------- ------------- ----------  ----------
                           ENDED DECEMBER 31, 2011
                          --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    36,497,578      2,387          17,945      1,503,850      222,505     23,736
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    12,637,017      5,583       2,227,282      1,071,096      166,345     24,423
                            -----------     ------      ----------     ----------   ----------   --------
Net investment income
  (expense)..............    23,860,561     (3,196)     (2,209,337)       432,754       56,160       (687)
                            -----------     ------      ----------     ----------   ----------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (4,946,803)       263        (506,768)     1,608,065       42,217      4,813
   Change in unrealized
     appreciation
     (depreciation)......   (15,668,769)    (6,847)     (1,035,387)    (3,519,437)  (1,398,713)  (169,193)
   Capital gain
     distributions.......            --         --              --             --           --         --
                            -----------     ------      ----------     ----------   ----------   --------
Net realized and
  unrealized gain (loss)
  on investments.........   (20,615,572)    (6,584)     (1,542,155)    (1,911,372)  (1,356,496)  (164,380)
                            -----------     ------      ----------     ----------   ----------   --------
Increase (decrease) in
  net assets from
  operations.............     3,244,989     (9,780)     (3,751,492)    (1,478,618)  (1,300,336)  (165,067)
                            ===========     ======      ==========     ==========   ==========   ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FRANKLIN TEMPLETON
                             VARIABLE INSURANCE
                          PRODUCTS TRUST (CONTINUED)                                     GE INVESTMENTS FUNDS, INC.
                          -------------------------  ---------------------------------------------------------------------------
                           TEMPLETON
                             GLOBAL     TEMPLETON
                              BOND        GROWTH     CORE VALUE            INTERNATIONAL   MID-CAP
                           SECURITIES   SECURITIES     EQUITY    INCOME       EQUITY       EQUITY
                            FUND --      FUND --      FUND --    FUND --      FUND --      FUND --      MONEY     PREMIER GROWTH
                            CLASS 1      CLASS 2      CLASS 1    CLASS 1      CLASS 1      CLASS 1      MARKET    EQUITY FUND --
                             SHARES       SHARES       SHARES    SHARES       SHARES       SHARES        FUND     CLASS 1 SHARES
                          -----------   ----------   ---------- ---------  ------------- -----------  ----------  --------------
                                                                          YEAR ENDED DECEMBER 31, 2011
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   725,746      173,888     128,821  1,915,775       67,645        83,231          --       73,284
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     173,404      202,666     247,375    705,915      160,397     1,163,292   3,191,996      581,105
                          -----------   ----------    --------  ---------   ----------   -----------  ----------     --------
Net investment income
  (expense)..............     552,342      (28,778)   (118,554) 1,209,860      (92,752)   (1,080,061) (3,191,996)    (507,821)
                          -----------   ----------    --------  ---------   ----------   -----------  ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     351,337     (207,500)    (12,007)  (202,204)  (2,212,889)    2,931,905          --      741,657
   Change in unrealized
     appreciation
     (depreciation)......  (1,215,317)    (767,941)   (327,907) 1,566,035      270,547   (13,549,598)         --     (480,978)
   Capital gain
     distributions.......      70,899           --          --         --           --     4,833,196          --           --
                          -----------   ----------    --------  ---------   ----------   -----------  ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    (793,081)    (975,441)   (339,914) 1,363,831   (1,942,342)   (5,784,497)         --      260,679
                          ===========   ==========    ========  =========   ==========   ===========  ==========     ========
Increase (decrease) in
  net assets from
  operations............. $  (240,739)  (1,004,219)   (458,468) 2,573,691   (2,035,094)   (6,864,558) (3,191,996)    (247,142)
                          ===========   ==========    ========  =========   ==========   ===========  ==========     ========



                          -----------------------


                          REAL ESTATE
                          SECURITIES
                            FUND --
                            CLASS 1   S&P 500(R)
                            SHARES    INDEX FUND
                          ----------- ----------

                          -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    820,852   2,864,036
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,026,238   2,467,531
                           ---------  ----------
Net investment income
  (expense)..............   (205,386)    396,505
                           ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,262,186   3,191,593
   Change in unrealized
     appreciation
     (depreciation)......  4,108,776  (2,897,119)
   Capital gain
     distributions.......         --          --
                           ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........  5,370,962     294,474
                           =========  ==========
Increase (decrease) in
  net assets from
  operations.............  5,165,576     690,979
                           =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ------------------------------------------------  -----------


                                                                             GENWORTH
                           SMALL-CAP                                         CALAMOS
                            EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY   GROWTH
                            FUND --     FUND --      FUND --      FUND --    FUND --
                            CLASS 1     CLASS 1      CLASS 3      CLASS 1    SERVICE
                            SHARES       SHARES       SHARES      SHARES      SHARES
                          ----------  ------------ ------------ ----------- ----------
                                  YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $      106   17,972,389   16,017,005     215,921     304,806
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    706,334   18,077,620   21,534,667     465,234     345,559
                          ----------  -----------  -----------  ----------  ----------
Net investment income
  (expense)..............   (706,228)    (105,231)  (5,517,662)   (249,313)    (40,753)
                          ----------  -----------  -----------  ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,202,643    4,602,709   (3,573,108)     82,890   1,657,656
   Change in unrealized
     appreciation
     (depreciation)......    499,082  (51,724,538) (44,735,319) (1,099,501) (5,084,483)
   Capital gain
     distributions.......         --           --           --          --   1,872,401
                          ----------  -----------  -----------  ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........  1,701,725  (47,121,829) (48,308,427) (1,016,611) (1,554,426)
                          ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets from
  operations............. $  995,497  (47,227,060) (53,826,089) (1,265,924) (1,595,179)
                          ==========  ===========  ===========  ==========  ==========

                                   GENWORTH VARIABLE INSURANCE TRUST
                          -------------------------------------------------------------
                                     GENWORTH                   GENWORTH     GENWORTH
                                       EATON                     GOLDMAN    LEGG MASON
                          GENWORTH     VANCE      GENWORTH        SACHS     CLEARBRIDGE
                          DAVIS NY   LARGE CAP    ENHANCED      ENHANCED    AGGRESSIVE
                          VENTURE      VALUE    INTERNATIONAL   CORE BOND     GROWTH
                          FUND --     FUND --   INDEX FUND -- INDEX FUND --   FUND --
                          SERVICE     SERVICE      SERVICE       SERVICE      SERVICE
                           SHARES     SHARES       SHARES        SHARES       SHARES
                          --------  ----------  ------------- ------------- -----------

                          -------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   62,895     582,856      161,925     2,823,347       95,008
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  127,061     754,817       68,830     2,553,013      756,220
                          --------  ----------   ----------     ---------   ----------
Net investment income
  (expense)..............  (64,166)   (171,961)      93,095       270,334     (661,212)
                          --------  ----------   ----------     ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    2,418     944,154       93,292       130,000    1,101,186
   Change in unrealized
     appreciation
     (depreciation)...... (788,608) (4,121,632)  (1,414,971)    6,393,868   (2,617,264)
   Capital gain
     distributions.......       --     675,045           --            --    2,638,682
                          --------  ----------   ----------     ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments......... (786,190) (2,502,433)  (1,321,679)    6,523,868    1,122,604
                          --------  ----------   ----------     ---------   ----------
Increase (decrease) in
  net assets from
  operations............. (850,356) (2,674,394)  (1,228,584)    6,794,202      461,392
                          ========  ==========   ==========     =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              GENWORTH VARIABLE
                          INSURANCE TRUST (CONTINUED)
                          -------------------------
                                           GENWORTH
                            GENWORTH      PYRAMIS(R)
                             PIMCO        SMALL/MID
                           STOCKSPLUS      CAP CORE
                            FUND --        FUND --
                            SERVICE        SERVICE
                             SHARES         SHARES
                          ------------   -----------

                          ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  9,757,200     2,926,060
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    2,910,511       742,049
                          ------------   -----------
Net investment income
  (expense)..............    6,846,689     2,184,011
                          ------------   -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    3,230,021     2,309,596
   Change in unrealized
     appreciation
     (depreciation)......  (15,490,312)  (13,143,039)
   Capital gain
     distributions.......    6,716,499     5,433,535
                          ------------   -----------
Net realized and
  unrealized gain (loss)
  on investments.........   (5,543,792)   (5,399,908)
                          ------------   -----------
Increase (decrease) in
  net assets from
  operations............. $  1,302,897    (3,215,897)
                          ============   ===========

                           GOLDMAN SACHS VARIABLE
                               INSURANCE TRUST                                 JPMORGAN INSURANCE TRUST
                          ------------------------  -----------------------------------------------------------------
                             GOLDMAN                               JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN
                              SACHS                   JPMORGAN    INSURANCE     INSURANCE    INSURANCE    INSURANCE
                            LARGE CAP     GOLDMAN    INSURANCE      TRUST         TRUST        TRUST        TRUST
                              VALUE        SACHS     TRUST CORE     EQUITY    INTERNATIONAL   INTREPID     INTREPID
                             FUND --      MID CAP       BOND        INDEX        EQUITY        GROWTH      MID CAP
                          INSTITUTIONAL    VALUE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                             SHARES        FUND       CLASS 1      CLASS 1       CLASS 1      CLASS 1      CLASS 1
                          ------------- ----------  ------------ ------------ ------------- ------------ ------------
                                                  YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    129,943       447,343    307,627       37,597         1,888        5,414        4,529
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    165,924       944,010     97,296       42,334         1,780       10,900       10,690
                            --------    ----------    -------      -------       -------      -------      -------
Net investment income
  (expense)..............    (35,981)     (496,667)   210,331       (4,737)          108       (5,486)      (6,161)
                            --------    ----------    -------      -------       -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (125,218)      529,647     57,387       45,122        13,338       17,670       17,253
   Change in unrealized
     appreciation
     (depreciation)......   (803,153)   (4,909,242)    37,064      (36,911)      (23,276)     (12,011)     (23,075)
   Capital gain
     distributions.......         --            --         --           --            --           --           --
                            --------    ----------    -------      -------       -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   (928,371)   (4,379,595)    94,451        8,211        (9,938)       5,659       (5,822)
                            --------    ----------    -------      -------       -------      -------      -------
Increase (decrease) in
  net assets from
  operations.............   (964,352)   (4,876,262)   304,782        3,474        (9,830)         173      (11,983)
                            ========    ==========    =======      =======       =======      =======      =======


                          ------------
                            JPMORGAN
                           INSURANCE
                             TRUST
                            MID CAP
                             GROWTH
                          PORTFOLIO --
                            CLASS 1
                          ------------

                          -----------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    10,315
                            -------
Net investment income
  (expense)..............   (10,315)
                            -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    29,357
   Change in unrealized
     appreciation
     (depreciation)......   (54,281)
   Capital gain
     distributions.......        --
                            -------
Net realized and
  unrealized gain (loss)
  on investments.........   (24,924)
                            -------
Increase (decrease) in
  net assets from
  operations.............   (35,239)
                            =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 JPMORGAN INSURANCE TRUST
                                       (CONTINUED)
                          -------------------------------------  -------------
                            JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE     JPMORGAN
                             TRUST        TRUST      INSURANCE
                            MID CAP     SMALL CAP    TRUST U.S.    BALANCED
                             VALUE         CORE        EQUITY    PORTFOLIO --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL
                            CLASS 1      CLASS 1      CLASS 1       SHARES
                          ------------ ------------ ------------ -------------

                          ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  1,998          37       24,716      2,860,005
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      2,336         426       41,851      1,590,405
                            --------      ------      -------     ----------
Net investment income
  (expense)..............       (338)       (389)     (17,135)     1,269,600
                            --------      ------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     27,792         943       38,363      2,724,176
   Change in unrealized
     appreciation
     (depreciation)......    (24,264)     (2,423)     (98,045)    (8,988,103)
   Capital gain
     distributions.......         --          --           --      5,490,582
                            --------      ------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........      3,528      (1,480)     (59,682)      (773,345)
                            --------      ------      -------     ----------
Increase (decrease) in
  net assets from
  operations.............   $  3,190      (1,869)     (76,817)       496,255
                            ========      ======      =======     ==========

                                                   JANUS ASPEN SERIES
                          --------------------------------------------------------------------------------


                                                                    FLEXIBLE
                            BALANCED    ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------- ------------
                          YEAR ENDED DECEMBER 31, 2011
                          --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   3,433,428           --           --       868,536       169,355       123,842
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   2,656,739      804,799       96,643       332,964       681,944       825,161
                          -----------   ----------     --------     ---------    ----------    ----------
Net investment income
  (expense)..............     776,689     (804,799)     (96,643)      535,572      (512,589)     (701,319)
                          -----------   ----------     --------     ---------    ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   3,298,405    2,726,970      705,415       150,279     2,176,136     1,550,345
   Change in unrealized
     appreciation
     (depreciation)...... (11,802,930)  (3,294,601)    (787,024)     (816,382)   (5,227,894)   (4,774,532)
   Capital gain
     distributions.......   7,213,432           --           --     1,325,047            --            --
                          -----------   ----------     --------     ---------    ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,291,093)    (567,631)     (81,609)      658,944    (3,051,758)   (3,224,187)
                          -----------   ----------     --------     ---------    ----------    ----------
Increase (decrease) in
  net assets from
  operations.............    (514,404)  (1,372,430)    (178,252)    1,194,516    (3,564,347)   (3,925,506)
                          ===========   ==========     ========     =========    ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                         JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------------------------------



                             GLOBAL
                           TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE    WORLDWIDE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------ ------------- ------------
                                                                              YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $        --      328,488       20,573        364,871       45,052      352,087       28,115
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     109,901      809,099       73,707      1,136,806      182,546      874,306       93,103
                          -----------   ----------     --------    -----------   ----------   ----------     --------
Net investment income
  (expense)..............    (109,901)    (480,611)     (53,134)      (771,935)    (137,494)    (522,219)     (64,988)
                          -----------   ----------     --------    -----------   ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     720,245    1,405,826      203,440      3,331,925    1,733,836     (182,014)      78,097
   Change in unrealized
     appreciation
     (depreciation)......  (1,335,648)  (4,511,335)    (458,334)   (32,440,193)  (6,053,011)  (8,581,122)    (934,911)
   Capital gain
     distributions.......          --           --           --        760,924      118,501           --           --
                          -----------   ----------     --------    -----------   ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    (615,403)  (3,105,509)    (254,894)   (28,347,344)  (4,200,674)  (8,763,136)    (856,814)
                          -----------   ----------     --------    -----------   ----------   ----------     --------
Increase (decrease) in
  net assets from
  operations............. $  (725,304)  (3,586,120)    (308,028)   (29,119,279)  (4,338,168)  (9,285,355)    (921,802)
                          ===========   ==========     ========    ===========   ==========   ==========     ========

                                   LEGG MASON PARTNERS
                                  VARIABLE EQUITY TRUST
                          -------------------------------------
                                        LEGG MASON   LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                          CLEARBRIDGE    VARIABLE     VARIABLE
                            VARIABLE      EQUITY       EQUITY
                           AGGRESSIVE     INCOME       INCOME
                             GROWTH      BUILDER      BUILDER
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS II
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --      160,431      223,853
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     93,633       68,742      153,926
                            --------     --------     --------
Net investment income
  (expense)..............    (93,633)      91,689       69,927
                            --------     --------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    276,400     (157,290)    (303,883)
   Change in unrealized
     appreciation
     (depreciation)......   (377,650)     372,324      652,047
   Capital gain
     distributions.......         --           --           --
                            --------     --------     --------
Net realized and
  unrealized gain (loss)
  on investments.........   (101,250)     215,034      348,164
                            --------     --------     --------
Increase (decrease) in
  net assets from
  operations.............   (194,883)     306,723      418,091
                            ========     ========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     LEGG MASON
                                                      PARTNERS
                             LEGG MASON PARTNERS      VARIABLE
                            VARIABLE EQUITY TRUST      INCOME
                                 (CONTINUED)           TRUST                                   MFS(R) VARIABLE INSURANCE TRUST
                          ------------------------- ------------ --------------------------------------------------------------
                           LEGG MASON                LEGG MASON
                          CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE   CLEARBRIDGE     ASSET                      MFS(R) INVESTORS MFS(R) NEW  MFS(R) STRATEGIC
                          FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS      TRUST       DISCOVERY        INCOME
                            ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK      SERIES --     SERIES --      SERIES --
                             VALUE        VALUE         BOND        SERIES --         SERVICE       SERVICE        SERVICE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS        CLASS         CLASS          CLASS
                            CLASS I      CLASS I      CLASS I         SHARES           SHARES        SHARES         SHARES
                          ------------ ------------ ------------ ---------------- ---------------- ----------  ----------------
                                                                                    YEAR ENDED DECEMBER 31, 2011
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  95,303     227,967      501,086          26,603           66,058             --        4,235
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    123,878     150,988      205,562         163,665          140,528        454,013        1,155
                           ---------     -------      -------        --------         --------     ----------       ------
Net investment income
  (expense)..............    (28,575)     76,979      295,524        (137,062)         (74,470)      (454,013)       3,080
                           ---------     -------      -------        --------         --------     ----------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (128,573)    134,892       54,769         481,041          377,639      2,060,421          288
   Change in unrealized
     appreciation
     (depreciation)......   (415,543)    173,676      382,928        (441,308)        (608,440)    (8,519,721)      (1,039)
   Capital gain
     distributions.......         --          --           --              --               --      3,452,410           --
                           ---------     -------      -------        --------         --------     ----------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   (544,116)    308,568      437,697          39,733         (230,801)    (3,006,890)        (751)
                           ---------     -------      -------        --------         --------     ----------       ------
Increase (decrease) in
  net assets from
  operations.............  $(572,691)    385,547      733,221         (97,329)        (305,271)    (3,460,903)       2,329
                           =========     =======      =======        ========         ========     ==========       ======


                                                         OPPENHEIMER
                                                          VARIABLE
                                                        ACCOUNT FUNDS
                          -------------------------------------------


                          MFS(R) TOTAL
                             RETURN    MFS(R) UTILITIES  OPPENHEIMER
                           SERIES --      SERIES --       BALANCED
                            SERVICE        SERVICE       FUND/VA --
                             CLASS          CLASS        NON-SERVICE
                             SHARES         SHARES         SHARES
                          ------------ ---------------- -------------

                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  1,605,443        942,821        411,089
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,339,825        501,859        242,849
                           ---------      ---------       --------
Net investment income
  (expense)..............    265,618        440,962        168,240
                           ---------      ---------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (111,352)       945,299       (766,899)
   Change in unrealized
     appreciation
     (depreciation)......   (306,671)       264,981        512,047
   Capital gain
     distributions.......         --             --             --
                           ---------      ---------       --------
Net realized and
  unrealized gain (loss)
  on investments.........   (418,023)     1,210,280       (254,852)
                           ---------      ---------       --------
Increase (decrease) in
  net assets from
  operations.............   (152,405)     1,651,242        (86,612)
                           =========      =========       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          -----------------------------------------------------------------------------------------------------
                                                                                                                   OPPENHEIMER
                                       OPPENHEIMER  OPPENHEIMER              OPPENHEIMER                           MAIN STREET
                          OPPENHEIMER    CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL     OPPENHEIMER OPPENHEIMER   SMALL- &
                           BALANCED    APPRECIATION APPRECIATION  CORE BOND  SECURITIES   HIGH INCOME MAIN STREET    MID-CAP
                          FUND/VA --    FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --   FUND/VA --  FUND/VA --  FUND(R)/VA --
                            SERVICE    NON-SERVICE    SERVICE    NON-SERVICE   SERVICE    NON-SERVICE   SERVICE      SERVICE
                            SHARES        SHARES       SHARES      SHARES      SHARES       SHARES      SHARES       SHARES
                          -----------  ------------ ------------ ----------- -----------  ----------- ----------- -------------
                                                                          YEAR ENDED DECEMBER 31, 2011
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   781,965      147,612       8,972    1,120,236    1,154,864     672,348   1,127,614      426,729
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     716,830      548,210     122,332      265,516    1,727,038     101,942   3,296,278    1,838,542
                          -----------   ----------    --------    ---------  -----------  ----------  ----------   ----------
Net investment income
  (expense)..............      65,135     (400,598)   (113,360)     854,720     (572,174)    570,406  (2,168,664)  (1,411,813)
                          -----------   ----------    --------    ---------  -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (1,391,477)   1,071,619     237,035     (694,275)   4,424,750  (1,846,208)  7,805,878    5,696,844
   Change in unrealized
     appreciation
     (depreciation)......     807,429   (1,538,709)   (310,883)   1,059,023  (13,616,153)  1,048,560  (9,468,643)  (7,380,714)
   Capital gain
     distributions.......          --           --          --           --           --          --          --           --
                          -----------   ----------    --------    ---------  -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (584,048)    (467,090)    (73,848)     364,748   (9,191,403)   (797,648) (1,662,765)  (1,683,870)
                          -----------   ----------    --------    ---------  -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets from
  operations............. $  (518,913)    (867,688)   (187,208)   1,219,468   (9,763,577)   (227,242) (3,831,429)  (3,095,683)
                          ===========   ==========    ========    =========  ===========  ==========  ==========   ==========

                          -----------------------
                          OPPENHEIMER OPPENHEIMER
                           SMALL- &    SMALL- &
                            MID-CAP     MID-CAP
                            GROWTH      GROWTH
                          FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE
                            SHARES      SHARES
                          ----------- -----------

                          -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   401,958      53,246
                           --------    --------
Net investment income
  (expense)..............  (401,958)    (53,246)
                           --------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   393,982      53,571
   Change in unrealized
     appreciation
     (depreciation)......    68,955    (254,792)
   Capital gain
     distributions.......        --          --
                           --------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   462,937    (201,221)
                           --------    --------
Increase (decrease) in
  net assets from
  operations.............    60,979    (254,467)
                           ========    ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                     RYDEX
                                                                                                                   VARIABLE
                                                      PIMCO VARIABLE INSURANCE TRUST                                 TRUST
                          --------------------------------------------------------------------------------------  -----------
                                        FOREIGN BOND                   LONG-TERM
                           ALL ASSET     PORTFOLIO                        U.S.
                          PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN
                            ADVISOR      HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                             CLASS     ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  NASDAQ --
                             SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES  100(R) FUND
                          ------------ -------------- -------------- -------------- -------------- -------------- -----------
                                                                                 YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 1,744,783      92,815        7,187,396     1,104,199       4,030,108     11,058,411          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     365,680      68,115        1,696,535       623,785       4,117,581      6,801,906      87,147
                          -----------     -------       ----------     ---------      ----------     ----------    --------
Net investment income
  (expense)..............   1,379,103      24,700        5,490,861       480,414         (87,473)     4,256,505     (87,147)
                          -----------     -------       ----------     ---------      ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (88,236)    (14,187)       2,698,744     1,286,005       1,602,437      4,315,750     404,591
   Change in unrealized
     appreciation
     (depreciation)......  (1,346,878)    155,227       (6,000,298)    6,648,458      (2,895,109)    (6,283,919)   (466,535)
   Capital gain
     distributions.......          --      41,183               --       846,679              --      5,704,209          --
                          -----------     -------       ----------     ---------      ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,435,114)    182,223       (3,301,554)    8,781,142      (1,292,672)     3,736,040     (61,944)
                          -----------     -------       ----------     ---------      ----------     ----------    --------
Increase (decrease) in
  net assets from
  operations............. $   (56,011)    206,923        2,189,307     9,261,556      (1,380,145)     7,992,545    (149,091)
                          ===========     =======       ==========     =========      ==========     ==========    ========

                                                        THE
                                                     PRUDENTIAL
                            THE ALGER PORTFOLIOS    SERIES FUND
                          ------------------------  ------------
                             ALGER                    JENNISON
                           LARGE CAP   ALGER SMALL     20/20
                             GROWTH     CAP GROWTH     FOCUS
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                           CLASS I-2    CLASS I-2     CLASS II
                             SHARES       SHARES       SHARES
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     364,141           --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     526,382      466,130      174,068
                           ----------   ----------   ----------
Net investment income
  (expense)..............    (162,241)    (466,130)    (174,068)
                           ----------   ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     811,791    2,362,148      739,038
   Change in unrealized
     appreciation
     (depreciation)......  (1,120,933)  (3,225,981)  (1,109,310)
   Capital gain
     distributions.......          --           --           --
                           ----------   ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (309,142)    (863,833)    (370,272)
                           ----------   ----------   ----------
Increase (decrease) in
  net assets from
  operations.............    (471,383)  (1,329,963)    (544,340)
                           ==========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                           WELLS FARGO
                                                                                            VARIABLE
                                       THE PRUDENTIAL SERIES FUND (CONTINUED)                 TRUST
                          ---------------------------------------------------------------  -----------
                                                                                           WELLS FARGO
                                         NATURAL                        SP PRUDENTIAL U.S.  ADVANTAGE
                            JENNISON    RESOURCES                            EMERGING       VT OMEGA
                          PORTFOLIO -- PORTFOLIO --  SP INTERNATIONAL         GROWTH         GROWTH
                            CLASS II     CLASS II   GROWTH PORTFOLIO --    PORTFOLIO --      FUND --
                             SHARES       SHARES      CLASS II SHARES    CLASS II SHARES     CLASS 2
                          ------------ ------------ ------------------- ------------------ -----------
                                                  YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $      --            --            63                269               --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     46,847       584,482           215                387           49,528
                           ---------   -----------        ------               ----         --------
Net investment income
  (expense)..............    (46,847)     (584,482)         (152)              (118)         (49,528)
                           ---------   -----------        ------               ----         --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    100,564     2,711,300          (460)               486          154,022
   Change in unrealized
     appreciation
     (depreciation)......   (218,044)  (10,176,962)       (1,835)              (259)        (429,914)
   Capital gain
     distributions.......         --            --            --                 --           23,974
                           ---------   -----------        ------               ----         --------
Net realized and
  unrealized gain (loss)
  on investments.........   (117,480)   (7,465,662)       (2,295)               227         (251,918)
                           ---------   -----------        ------               ----         --------
Increase (decrease) in
  net assets from
  operations.............  $(164,327)   (8,050,144)       (2,447)               109         (301,446)
                           =========   ===========        ======               ====         ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets





                                   CONSOLIDATED TOTAL
                             ------------------------------

                             -------------------------------
                                   2011            2010
                             ---------------  -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    30,438,038     47,366,115
 Net realized gain
   (loss) on investments....      93,689,782    (11,191,819)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (471,699,249)   838,845,134
 Capital gain
   distribution.............      61,046,534     28,612,829
                             ---------------  -------------
    Increase (decrease)
     in net assets from
     operations.............    (286,524,895)   903,632,259
                             ---------------  -------------
From capital
 transactions (note 4):
 Net premiums...............      84,292,096    171,409,381
 Death benefits.............    (151,159,818)  (143,088,431)
 Surrenders.................  (1,036,456,511)  (905,420,586)
 Administrative expenses....     (26,527,385)   (26,660,682)
 Capital contribution
   (withdrawal).............         102,695     (7,475,735)
 Transfers between
   subaccounts
   (including fixed
   account), net............      (1,954,514)   109,323,241
                             ---------------  -------------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,131,703,437)  (801,912,812)
                             ---------------  -------------
Increase (decrease) in
 net assets.................  (1,418,228,332)   101,719,447
Net assets at beginning
 of year....................   9,440,794,408  9,339,074,961
                             ---------------  -------------
Net assets at end of year... $ 8,022,566,076  9,440,794,408
                             ===============  =============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                        AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                             -------------------------------------------------------------------------------------------
                               INVESCO V.I. BASIC     INVESCO V.I. CAPITAL   INVESCO V.I. CAPITAL      INVESCO V.I.
                                  VALUE FUND --       APPRECIATION FUND --   DEVELOPMENT FUND --    CORE EQUITY FUND --
                                SERIES II SHARES         SERIES I SHARES     SERIES I SHARES          SERIES I SHARES
                             ----------------------  ----------------------  -------------------  ----------------------
                                             YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------
                                2011        2010        2011        2010      2011       2010        2011        2010
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (99,778)   (150,151)   (139,459)    (92,740)   (54)       (47)       (77,091)    (84,397)
 Net realized gain
   (loss) on investments....   (947,552) (1,624,746)    105,704    (297,146)    (3)       (10)       316,345      56,209
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    580,142   2,251,375    (827,408)  1,725,039   (504)     1,141       (369,041)    999,749
 Capital gain
   distribution.............         --          --          --          --     --         --             --          --
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (467,188)    476,478    (861,163)  1,335,153   (561)     1,084       (129,787)    971,561
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      5,925     107,982       8,834     123,262     --         --        123,441      59,322
 Death benefits.............    (33,818)     36,842     (81,682)   (178,143)    --         --       (182,915)    (43,288)
 Surrenders................. (1,681,695) (1,615,105) (1,269,817) (1,587,754)    --         --     (1,756,309) (2,510,139)
 Administrative expenses....    (25,845)    (31,614)    (23,582)    (24,167)    --         --        (28,616)    (30,170)
 Capital contribution
   (withdrawal).............         --          --          --          --     --         --             --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (968,040)   (773,910)   (369,858)   (633,332)    (1)         1       (505,273)   (305,560)
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,703,473) (2,275,805) (1,736,105) (2,300,134)    (1)         1     (2,349,672) (2,829,835)
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
Increase (decrease) in
 net assets................. (3,170,661) (1,799,327) (2,597,268)   (964,981)  (562)     1,085     (2,479,459) (1,858,274)
Net assets at beginning
 of year.................... 11,425,606  13,224,933  11,055,340  12,020,321  7,143      6,058     13,194,257  15,052,531
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
Net assets at end of year...  8,254,945  11,425,606   8,458,072  11,055,340  6,581      7,143     10,714,798  13,194,257
                             ==========  ==========  ==========  ==========    =====     =====    ==========  ==========
Change in units (note 5):
 Units purchased............     60,806     164,462      60,764      89,433     --         --         55,706      73,801
 Units redeemed.............   (310,754)   (384,587)   (321,544)   (483,878)    --         --       (268,849)   (356,637)
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (249,948)   (220,125)   (260,780)   (394,445)    --         --       (213,143)   (282,836)
                             ==========  ==========  ==========  ==========    =====     =====    ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                        --------------------------------------------------------------------------------------------------------
                           INVESCO V.I.     INVESCO V.I.             INVESCO V.I.             INVESCO V.I.         INVESCO V.I.
                            GLOBAL REAL      GOVERNMENT             INTERNATIONAL               LARGE CAP           TECHNOLOGY
                          ESTATE FUND --    SECURITIES FUND --      GROWTH FUND --           GROWTH FUND --           FUND --
                         SERIES II SHARES   SERIES I SHARES        SERIES II SHARES          SERIES I SHARES      SERIES I SHARES
                        ------------------  -----------------  -----------------------  ------------------------  --------------
                                                                                        PERIOD FROM
                                                                                        JANUARY 1 TO  YEAR ENDED    YEAR ENDED
                                         YEAR ENDED DECEMBER 31,                         APRIL 29,   DECEMBER 31,  DECEMBER 31,
                        --------------------------------------------------------------  ------------ ------------ --------------
                          2011      2010     2011      2010        2011        2010         2011         2010      2011    2010
                        --------  --------   -----     -----   -----------  ----------  ------------ ------------ ------  ------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense).... $  4,135     6,777     59       258       (277,856)    (21,023)        (4)         (50)      (67)    (76)
 Net realized gain
   (loss) on
   investments.........    5,204    (8,140)     1       (52)     1,162,496    (721,759)       241          217        60      13
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments......  (24,612)   23,696    409        37     (5,765,865)  5,454,714       (135)        (195)     (666)  2,072
 Capital gain
   distribution........       --        --     --        --             --          --         --           --        --      --
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
    Increase
     (decrease) in
     net assets
     from operations...  (15,273)   22,333    469       243     (4,881,225)  4,711,932        102          (28)     (673)  2,009
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
From capital
 transactions (note
 4):
 Net premiums..........       --        --    240       240      1,113,579   1,802,869         --           --        --      --
 Death benefits........       --        --     --        --       (476,725)    (49,952)        --           --        --      --
 Surrenders............  (32,660)  (13,973)    --      (248)    (4,247,151) (3,857,037)      (205)         (82)       --      --
 Administrative
   expenses............     (307)     (498)    --        --       (292,222)   (263,392)        --          (10)       --      --
 Capital
   contribution
   (withdrawal)........       --        --     --        --             --          --         --           --        --      --
 Transfers between
   subaccounts
   (including fixed
   account), net.......   14,982  (162,412) 3,796      (112)    (7,955,218) (6,127,571)    (1,178)      (4,340)     (134)    (40)
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
    Increase
     (decrease) in
     net assets
     from capital
     transactions......  (17,985) (176,883) 4,036      (120)   (11,857,737) (8,495,083)    (1,383)      (4,432)     (134)    (40)
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
Increase (decrease)
 in net assets.........  (33,258) (154,550) 4,505       123    (16,738,962) (3,783,151)    (1,281)      (4,460)     (807)  1,969
Net assets at
 beginning of year.....  241,565   396,115  2,827     2,704     64,183,718  67,966,869      1,281        5,741    11,857   9,888
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
Net assets at end
 of year............... $208,307   241,565  7,332     2,827     47,444,756  64,183,718         --        1,281    11,050  11,857
                        ========  ========   =====     =====   ===========  ==========     ======       ======    ======  ======
Change in units
 (note 5):
 Units purchased.......    4,777    82,835    261       227        827,842   5,793,209         --           --        --      --
 Units redeemed........   (5,893) (103,745)    (3)     (227)    (1,668,947) (7,074,350)      (126)        (539)      (36)    (13)
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners..............   (1,116)  (20,910)   258        --       (841,105) (1,281,141)      (126)        (539)      (36)    (13)
                        ========  ========   =====     =====   ===========  ==========     ======       ======    ======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             --------------
                              INVESCO V.I.
                               UTILITIES
                                FUND --
                                SERIES I
                                 SHARES
                             -------------

                               YEAR ENDED
                              DECEMBER 31,
                             -------------
                              2011    2010
                             ------  -----
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   87     86
 Net realized gain
   (loss) on investments....     (4)    (7)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    404     81
 Capital gain
   distribution.............     --     --
                             ------  -----
    Increase (decrease)
     in net assets from
     operations.............    487    160
                             ------  -----
From capital
 transactions (note 4):
 Net premiums...............     --     --
 Death benefits.............     --     --
 Surrenders.................     --     --
 Administrative expenses....     --     --
 Capital contribution
   (withdrawal).............     --     --
 Transfers between
   subaccounts
   (including fixed
   account), net............     42    185
                             ------  -----
    Increase (decrease)
     in net assets from
     capital transactions...     42    185
                             ------  -----
Increase (decrease) in
 net assets.................    529    345
Net assets at beginning
 of year....................  3,087  2,742
                             ------  -----
Net assets at end of year... $3,616  3,087
                             ======  =====
Change in units (note 5):
 Units purchased............      4     19
 Units redeemed.............     --     --
                             ------  -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      4     19
                             ======  =====

                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ----------------------------------------------------------------------------------------
                                 INVESCO             INVESCO                                          INVESCO
                               VAN KAMPEN          VAN KAMPEN                INVESCO                VAN KAMPEN
                              V.I. CAPITAL        V.I. CAPITAL              VAN KAMPEN            V.I. EQUITY AND
                             GROWTH FUND --      GROWTH FUND --       V.I. COMSTOCK FUND --       INCOME FUND --
                             SERIES I SHARES    SERIES II SHARES         SERIES II SHARES        SERIES II SHARES
                             --------------- ----------------------  -----------------------  ----------------------
                               PERIOD FROM
                               APRIL 29 TO
                              DECEMBER 31,                           YEAR ENDED DECEMBER 31,
                             --------------- -----------------------------------------------------------------------
                                  2011          2011        2010        2011         2010        2011        2010
                             --------------- ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................        (10)       (105,479)   (114,124)    (91,562)    (737,055)    (38,038)    (11,087)
 Net realized gain
   (loss) on investments....         (2)        433,750     281,936      41,916   (2,630,953)    321,136     405,336
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........       (159)       (831,035)    970,841  (1,517,899)   9,514,893    (815,548)    971,433
 Capital gain
   distribution.............         --              --          --          --           --          --          --
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............       (171)       (502,764)  1,138,653  (1,567,545)   6,146,885    (532,450)  1,365,682
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --          12,916      14,829     179,782      703,802      46,099     114,026
 Death benefits.............         --         (70,274)     (1,468)    (59,192)    (241,153)     (4,502)         --
 Surrenders.................         --        (763,445)   (747,220) (6,418,359)  (6,396,333) (1,109,426)   (656,050)
 Administrative expenses....         (9)        (20,922)    (24,503)   (141,471)    (160,334)    (50,072)    (45,503)
 Capital contribution
   (withdrawal).............         --              --          --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............      1,178        (491,604)   (530,072)   (918,103)  (7,055,771)    895,607     780,952
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...      1,169      (1,333,329) (1,288,434) (7,357,343) (13,149,789)   (222,294)    193,425
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................        998      (1,836,093)   (149,781) (8,924,888)  (7,002,904)   (754,744)  1,559,107
Net assets at beginning
 of year....................         --       7,546,590   7,696,371  48,249,762   55,252,666  14,342,342  12,783,235
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of year...        998       5,710,497   7,546,590  39,324,874   48,249,762  13,587,598  14,342,342
                                  =====      ==========  ==========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............        118          29,204      61,487     547,392    2,052,334     440,520   1,442,656
 Units redeemed.............         (1)       (138,160)   (183,098) (1,115,507)  (3,169,879)   (471,302) (1,410,656)
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........        117        (108,956)   (121,611)   (568,115)  (1,117,545)    (30,782)     32,000
                                  =====      ==========  ==========  ==========  ===========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                             ----------------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN
                                 BALANCED WEALTH          GLOBAL THEMATIC            GROWTH AND               INTERNATIONAL
                                     STRATEGY                 GROWTH                   INCOME                     VALUE
                                   PORTFOLIO --            PORTFOLIO --             PORTFOLIO --              PORTFOLIO --
                                     CLASS B                  CLASS B                  CLASS B                   CLASS B
                             -----------------------  ----------------------  ------------------------  ------------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010         2011         2010         2011         2010
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    94,843     210,358     (64,537)     37,838     (254,891)    (989,762)   1,674,134      801,894
 Net realized gain
   (loss) on investments....     629,311     181,238      53,883     275,759   (1,784,878)  (5,569,644)    (159,144) (13,736,342)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (1,721,269)  1,506,224  (1,468,220)    417,333    4,760,430   12,968,668  (17,262,252)  15,898,810
 Capital gain
   distribution.............          --          --          --          --           --           --           --           --
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (997,115)  1,897,820  (1,478,874)    730,930    2,720,661    6,409,262  (15,747,262)   2,964,362
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     221,989     349,123      49,458      97,555      389,698      485,065      729,006    1,703,223
 Death benefits.............     (36,247)     (8,852)    (62,715)     (2,754)    (659,639)  (1,017,371)    (249,522)    (106,193)
 Surrenders.................  (1,288,213) (2,119,684)   (602,870)   (860,471)  (9,998,195)  (8,664,523)  (6,391,439)  (5,073,908)
 Administrative expenses....    (128,478)   (138,563)    (19,210)    (21,645)    (124,464)    (133,469)    (336,962)    (296,780)
 Capital contribution
   (withdrawal).............          --          --          --          --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,807,069)   (207,947)   (543,346)   (605,820)  (3,107,864)  (3,034,676)   6,590,274   (5,159,560)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,038,018) (2,125,923) (1,178,683) (1,393,135) (13,500,464) (12,364,974)     341,357   (8,933,218)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (5,035,133)   (228,103) (2,657,557)   (662,205) (10,779,803)  (5,955,712) (15,405,905)  (5,968,856)
Net assets at beginning
 of year....................  25,232,308  25,460,411   5,914,549   6,576,754   62,977,374   68,933,086   81,553,670   87,522,526
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year... $20,197,175  25,232,308   3,256,992   5,914,549   52,197,571   62,977,374   66,147,765   81,553,670
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............     301,273   2,818,208     194,759     250,929      260,656      739,284    3,055,749   16,076,390
 Units redeemed.............    (742,670) (3,071,228)   (293,240)   (362,855)  (1,431,708)  (1,978,586)  (2,566,790) (16,842,780)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (441,397)   (253,020)    (98,481)   (111,926)  (1,171,052)  (1,239,302)     488,959     (766,390)
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

                             -----------------------
                                ALLIANCEBERNSTEIN
                                    LARGE CAP
                                     GROWTH
                                  PORTFOLIO --
                                     CLASS B
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (201,279)   (195,032)
 Net realized gain
   (loss) on investments....    606,478     202,206
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (1,056,906)  1,042,675
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (651,707)  1,049,849
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     40,136     171,560
 Death benefits.............   (148,457)   (133,580)
 Surrenders................. (2,001,952) (2,274,389)
 Administrative expenses....    (30,061)    (33,063)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (640,244)   (656,629)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,780,578) (2,926,101)
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,432,285) (1,876,252)
Net assets at beginning
 of year.................... 14,888,131  16,764,383
                             ----------  ----------
Net assets at end of year... 11,455,846  14,888,131
                             ==========  ==========
Change in units (note 5):
 Units purchased............    168,846     193,785
 Units redeemed.............   (549,372)   (645,196)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (380,526)   (451,411)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                ALLIANCEBERNSTEIN
                             VARIABLE PRODUCTS SERIES
                              FUND, INC. (CONTINUED)
                             -----------------------
                                ALLIANCEBERNSTEIN
                                    SMALL CAP
                                      GROWTH
                                   PORTFOLIO --
                                     CLASS B
                             -----------------------

                             ------------------------
                                 2011        2010
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (258,675)   (124,860)
 Net realized gain
   (loss) on investments....   1,417,903     338,800
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (726,320)  2,580,702
 Capital gain
   distribution.............          --          --
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     432,908   2,794,642
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     663,699     188,211
 Death benefits.............    (403,057)    (44,778)
 Surrenders.................  (1,451,289)   (847,142)
 Administrative expenses....     (77,774)    (31,233)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,342,303   8,790,650
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...      73,882   8,055,708
                             -----------  ----------
Increase (decrease) in
 net assets.................     506,790  10,850,350
Net assets at beginning
 of year....................  16,698,028   5,847,678
                             -----------  ----------
Net assets at end of year... $17,204,818  16,698,028
                             ===========  ==========
Change in units (note 5):
 Units purchased............     809,409   1,631,815
 Units redeemed.............    (784,684)   (797,958)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      24,725     833,857
                             ===========  ==========

                                 AMERICAN CENTURY
                              VARIABLE PORTFOLIOS II,
                                       INC.                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                             ------------------------  -------------------------------------------------------

                                   VP INFLATION           VP INCOME &
                                    PROTECTION              GROWTH         VP INTERNATIONAL
                                      FUND --               FUND --             FUND --          VP ULTRA(R)
                                     CLASS II               CLASS I             CLASS I        FUND -- CLASS I
                             ------------------------  ----------------  --------------------  ---------------
                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                 2011         2010       2011     2010      2011       2010     2011     2010
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,917,477      (77,106)    (214)    (359)    (4,393)     4,808  (1,040)    (774)
 Net realized gain
   (loss) on investments....   2,368,024    6,994,140    1,177   (6,890)    18,216   (180,209)    724      867
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   2,709,046   (4,341,084)   2,307   18,491   (160,439)   244,443     124    7,135
 Capital gain
   distribution.............   1,047,038           --       --       --         --         --      --       --
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
    Increase (decrease)
     in net assets from
     operations.............   8,041,585    2,575,950    3,270   11,242   (146,616)    69,042    (192)   7,228
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
From capital
 transactions (note 4):
 Net premiums...............     755,259    2,713,505       --       --         --         --      --       --
 Death benefits.............    (327,093)     (99,103)      --       --         --         --      --       --
 Surrenders.................  (7,097,224)  (5,465,286)  (5,235)  (6,698)   (70,794)   (93,537) (2,561)  (2,594)
 Administrative expenses....    (452,486)    (468,710)    (200)    (328)    (1,877)    (2,055)   (305)    (394)
 Capital contribution
   (withdrawal).............          --           --       --       --         --         --      --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (6,999,334) (40,675,036) (26,024) (52,156)    76,258   (837,221)    802  (16,582)
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (14,120,878) (43,994,630) (31,459) (59,182)     3,587   (932,813) (2,064) (19,570)
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
Increase (decrease) in
 net assets.................  (6,079,293) (41,418,680) (28,189) (47,940)  (143,029)  (863,771) (2,256) (12,342)
Net assets at beginning
 of year....................  87,433,684  128,852,364  102,296  150,236  1,174,169  2,037,940  55,899   68,241
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
Net assets at end of year...  81,354,391   87,433,684   74,107  102,296  1,031,140  1,174,169  53,643   55,899
                             ===========  ===========  =======  =======  =========  =========  ======  =======
Change in units (note 5):
 Units purchased............   1,591,087   10,561,339    6,189      756     21,137    308,849     489      547
 Units redeemed.............  (2,778,187) (14,599,407)  (9,161)  (5,760)   (18,659)  (401,842)   (653)  (2,342)
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,187,100)  (4,038,068)  (2,972)  (5,004)     2,478    (92,993)   (164)  (1,795)
                             ===========  ===========  =======  =======  =========  =========  ======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AMERICAN CENTURY
                                  VARIABLE
                              PORTFOLIOS, INC.
                                 (CONTINUED)                                  BLACKROCK VARIABLE SERIES FUNDS, INC.
                             ------------------  -----------------------------------------------------------------------
                                                                                                         BLACKROCK
                                                        BLACKROCK                BLACKROCK               LARGE CAP
                                                    BASIC VALUE V.I.      GLOBAL ALLOCATION V.I.        GROWTH V.I.
                                  VP VALUE               FUND --                  FUND --                 FUND --
                               FUND -- CLASS I      CLASS III SHARES         CLASS III SHARES        CLASS III SHARES
                             ------------------  ----------------------  ------------------------  --------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ---------  --------------------------------------------------------------------------------
                                2011      2010      2011        2010         2011         2010        2011       2010
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $     945    1,471      (5,596)    (15,929)   1,553,704   (3,564,728)   (30,456)   (33,151)
 Net realized gain
   (loss) on investments....   (16,400)  (8,154)   (113,634)   (310,242)   6,227,392    3,455,453    150,603    (17,260)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    15,061   28,722    (400,163)  1,561,676  (44,794,422)  32,864,169   (157,902)   427,530
 Capital gain
   distribution.............        --       --          --          --   11,455,649    2,883,162      7,480         --
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............      (394)  22,039    (519,393)  1,235,505  (25,557,677)  35,638,056    (30,275)   377,119
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --       --      65,106     170,508    4,701,565   16,164,982     29,467     23,380
 Death benefits.............        --       --     (65,489)    (19,804)    (719,295)    (515,006)   (87,726)        --
 Surrenders.................  (106,299)  (4,549)   (910,350)   (705,815) (32,693,098) (22,908,863)  (383,008)  (198,513)
 Administrative expenses....      (291)    (561)    (56,106)    (44,677)  (2,366,065)  (2,253,036)    (8,024)    (7,195)
 Capital contribution
   (withdrawal).............        --       --          --          --           --           --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (1,667)  (2,931)    877,611   1,507,367   (1,909,800)  10,735,315    259,793    157,271
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (108,257)  (8,041)    (89,228)    907,579  (32,986,693)   1,223,392   (189,498)   (25,057)
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................  (108,651)  13,998    (608,621)  2,143,084  (58,544,370)  36,861,448   (219,773)   352,062
Net assets at beginning
 of year....................   211,487  197,489  12,848,247  10,705,163  503,674,321  466,812,873  3,386,289  3,034,227
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
Net assets at end of year... $ 102,836  211,487  12,239,626  12,848,247  445,129,951  503,674,321  3,166,516  3,386,289
                             =========  =======  ==========  ==========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............       136    1,620     347,656     341,055    4,065,092   28,202,522    199,392     60,683
 Units redeemed.............    (7,305)  (2,372)   (340,111)   (251,086)  (6,790,603) (28,001,398)  (221,922)   (65,675)
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,169)    (752)      7,545      89,969   (2,725,511)     201,124    (22,530)    (4,992)
                             =========  =======  ==========  ==========  ===========  ===========  =========  =========




                             -----------------------


                                 BLACKROCK VALUE
                               OPPORTUNITIES V.I.
                             FUND -- CLASS III SHARES
                             ----------------------

                             -----------------------
                                2011         2010
                             ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (147,058)     (61,948)
 Net realized gain
   (loss) on investments....    187,669   (1,081,190)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (412,281)   2,463,839
 Capital gain
   distribution.............         --           --
                             ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   (371,670)   1,320,701
                             ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............    867,286      203,791
 Death benefits.............   (305,309)      (2,745)
 Surrenders.................   (970,747)    (555,963)
 Administrative expenses....    (43,529)     (24,397)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (219,926)   4,648,763
                             ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (672,225)   4,269,449
                             ----------   ----------
Increase (decrease) in
 net assets................. (1,043,895)   5,590,150
Net assets at beginning
 of year.................... 10,786,308    5,196,158
                             ----------   ----------
Net assets at end of year...  9,742,413   10,786,308
                             ==========   ==========
Change in units (note 5):
 Units purchased............    358,425      794,767
 Units redeemed.............   (410,731)    (452,073)
                             ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (52,306)     342,694
                             ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  COLUMBIA FUNDS VARIABLE INSURANCE TRUST I                               DWS VARIABLE SERIES II
                             --------------------------------------------------  -----------------------------------------------
                                                           COLUMBIA VARIABLE
                                 COLUMBIA VARIABLE       PORTFOLIO -- MARSICO                      DWS DREMAN          DWS
                               PORTFOLIO -- MARSICO          INTERNATIONAL        DWS CAPITAL     SMALL MID CAP     LARGE CAP
                                  GROWTH FUND --         OPPORTUNITIES FUND --   GROWTH VIP --    VALUE VIP --     VALUE VIP --
                                      CLASS 1                   CLASS 2          CLASS B SHARES  CLASS B SHARES   CLASS B SHARES
                             ------------------------  ------------------------  -------------- ----------------  --------------
                                                                                  PERIOD FROM                      PERIOD FROM
                                                                                  APRIL 29 TO      YEAR ENDED      APRIL 29 TO
                                           YEAR ENDED DECEMBER 31,                DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                             --------------------------------------------------  -------------- ----------------  --------------
                                 2011         2010         2011         2010          2011        2011     2010        2011
                             ------------  ----------  -----------  -----------  -------------- -------  -------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (425,799)   (511,892)    (580,889)    (706,649)       (100)       (866)    (606)       (911)
 Net realized gain
   (loss) on investments....    2,019,295     423,583     (653,217)  (6,088,693)        (42)       (777)  (2,624)       (377)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (2,729,674)  6,486,596  (10,544,847)  14,676,514      (1,218)     (3,702)  22,161      (5,816)
 Capital gain
   distribution.............           --          --           --           --          --          --       --          --
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
    Increase (decrease)
     in net assets from
     operations.............   (1,136,178)  6,398,287  (11,778,953)   7,881,172      (1,360)     (5,345)  18,931      (7,104)
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
From capital
 transactions (note 4):
 Net premiums...............       63,732     449,807      438,397    1,196,352          --          --       --          --
 Death benefits.............       79,126     (91,666)    (148,959)     (62,963)         --          --       --          --
 Surrenders.................   (4,139,405) (3,608,595)  (7,427,764)  (6,408,803)       (494)    (37,898)  (3,448)     (2,089)
 Administrative expenses....     (110,515)   (110,708)    (247,784)    (258,824)        (10)       (215)    (279)        (38)
 Capital contribution
   (withdrawal).............           --          --           --           --          --          --       --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (4,879,907)   (609,110)  (1,336,972)  (4,891,472)     11,772      18,718   22,836      83,026
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
    Increase (decrease)
     in net assets from
     capital transactions...   (8,986,969) (3,970,272)  (8,723,082) (10,425,710)     11,268     (19,395)  19,109      80,899
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
Increase (decrease) in
 net assets.................  (10,123,147)  2,428,015  (20,502,035)  (2,544,538)      9,908     (24,740)  38,040      73,795
Net assets at beginning
 of year....................   38,735,880  36,307,865   75,805,172   78,349,710          --     110,747   72,707          --
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
Net assets at end of year... $ 28,612,733  38,735,880   55,303,137   75,805,172       9,908      86,007  110,747      73,795
                             ============  ==========  ===========  ===========      ======     =======  =======      ======
Change in units (note 5):
 Units purchased............      285,810     498,341    1,068,140    5,747,454       1,319       1,072    1,609       8,571
 Units redeemed.............     (871,404)   (822,998)  (1,382,412)  (6,655,990)       (193)     (1,844)    (781)       (481)
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (585,594)   (324,657)    (314,272)    (908,536)      1,126        (772)     828       8,090
                             ============  ==========  ===========  ===========      ======     =======  =======      ======

                             -------------------------


                                   DWS STRATEGIC
                                   VALUE VIP --
                                  CLASS B SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                              APRIL 29,   DECEMBER 31,
                             ------------ ------------
                                 2011         2010
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................       496         (121)
 Net realized gain
   (loss) on investments....   (17,611)      (8,494)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    23,052       15,599
 Capital gain
   distribution.............        --           --
                               -------       ------
    Increase (decrease)
     in net assets from
     operations.............     5,937        6,984
                               -------       ------
From capital
 transactions (note 4):
 Net premiums...............        --           --
 Death benefits.............        --           --
 Surrenders.................      (862)      (9,949)
 Administrative expenses....       (58)         (92)
 Capital contribution
   (withdrawal).............        --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (82,982)         133
                               -------       ------
    Increase (decrease)
     in net assets from
     capital transactions...   (83,902)      (9,908)
                               -------       ------
Increase (decrease) in
 net assets.................   (77,965)      (2,924)
Net assets at beginning
 of year....................    77,965       80,889
                               -------       ------
Net assets at end of year...        --       77,965
                               =======       ======
Change in units (note 5):
 Units purchased............        77          805
 Units redeemed.............    (8,167)      (1,820)
                               -------       ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (8,090)      (1,015)
                               =======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 DWS VARIABLE
                             SERIES II (CONTINUED)                            DREYFUS
                             -------------------   ------------------------------------------------------------
                                                        DREYFUS
                                                      INVESTMENT        DREYFUS VARIABLE    THE DREYFUS SOCIALLY
                                DWS TECHNOLOGY     PORTFOLIOS MIDCAP   INVESTMENT FUND --    RESPONSIBLE GROWTH
                                VIP -- CLASS B     STOCK PORTFOLIO --     MONEY MARKET      FUND, INC. -- INITIAL
                                    SHARES          INITIAL SHARES          PORTFOLIO              SHARES
                             -------------------   ----------------   --------------------  --------------------
                             PERIOD FROM
                             JANUARY 1 TO
                              APRIL 29,                                       YEAR ENDED DECEMBER 31,
                             ------------  ----------------------------------------------------------------------
                                 2011       2010     2011      2010     2011       2010        2011       2010
                             ------------  ------  -------   -------  --------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $    (55)     (148)    (921)     (540)   (9,872)    (10,450)   (24,989)   (24,604)
 Net realized gain
   (loss) on investments....      2,772       101    2,917      (922)       --          --     30,557     (5,969)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     (2,004)    1,693   (1,497)   22,650        --          --    (27,037)   499,193
 Capital gain
   distribution.............         --        --       --        --        --          --         --         --
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............        713     1,646      499    21,188    (9,872)    (10,450)   (21,469)   468,620
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............         --        --       --        --        --          --        615        390
 Death benefits.............         --        --       --        --  (517,189) (1,200,519)    96,943       (108)
 Surrenders.................       (235)       --   (4,145)   (1,392)  (92,737)   (391,990)  (346,652)   (83,687)
 Administrative expenses....        (15)      (27)    (574)     (479)   (1,189)     (1,166)   (14,626)   (12,844)
 Capital contribution
   (withdrawal).............         --        --       --        --        --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (11,640)     (499) (11,918)   (2,067)  726,091   1,762,813    100,162     (1,969)
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (11,890)     (526) (16,637)   (3,938)  114,976     169,138   (163,558)   (98,218)
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................    (11,177)    1,120  (16,138)   17,250   105,104     158,688   (185,027)   370,402
Net assets at beginning
 of year....................     11,177    10,057  103,188    85,938   631,971     473,283  4,012,648  3,642,246
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
Net assets at end of year...   $     --    11,177   87,050   103,188   737,075     631,971  3,827,621  4,012,648
                               ========    ======  =======   =======  ========  ==========  =========  =========
Change in units (note 5):
 Units purchased............         --        19    3,533       158   105,992     236,710     22,672      1,815
 Units redeemed.............       (770)      (54)  (4,825)     (508)  (94,294)   (221,007)   (53,279)   (17,431)
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........       (770)      (35)  (1,292)     (350)   11,698      15,703    (30,607)   (15,616)
                               ========    ======  =======   =======  ========  ==========  =========  =========

                               EATON VANCE VARIABLE
                                      TRUST
                             -----------------------


                                 VT FLOATING-RATE
                                      INCOME
                                       FUND
                             -----------------------



                             -----------------------
                                2011         2010
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    827,812    1,216,766
 Net realized gain
   (loss) on investments....    493,104    3,244,537
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,065,109)  (1,291,619)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    255,807    3,169,684
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    546,823    1,212,535
 Death benefits.............    (86,604)    (145,778)
 Surrenders................. (5,391,344)  (5,852,681)
 Administrative expenses....    (84,958)    (176,051)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     69,363  (28,385,086)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (4,946,720) (33,347,061)
                             ----------  -----------
Increase (decrease) in
 net assets................. (4,690,913) (30,177,377)
Net assets at beginning
 of year.................... 32,191,902   62,369,279
                             ----------  -----------
Net assets at end of year... 27,500,989   32,191,902
                             ==========  ===========
Change in units (note 5):
 Units purchased............    747,842    4,516,613
 Units redeemed............. (1,161,347)  (7,617,229)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (413,505)  (3,100,616)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            FEDERATED INSURANCE SERIES
                             --------------------------------------------------------------------------------------------------
                                 FEDERATED CAPITAL      FEDERATED HIGH INCOME   FEDERATED HIGH INCOME     FEDERATED KAUFMANN
                              APPRECIATION FUND II --      BOND FUND II --         BOND FUND II --        FUND II -- SERVICE
                                  PRIMARY SHARES           PRIMARY SHARES          SERVICE SHARES               SHARES
                             ------------------------  ----------------------  ----------------------  -----------------------
                                          PERIOD FROM
                              YEAR ENDED  MARCH 12 TO
                             DECEMBER 31, DECEMBER 31,                                     YEAR ENDED DECEMBER 31,
                             ------------ ------------ ------------------------------------------------------------------------
                                 2011         2010        2011        2010        2011        2010         2011        2010
                             ------------ ------------ ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (79,768)    (147,442)  1,846,500   1,754,298   2,742,957   2,169,245     (535,901) (1,127,387)
 Net realized gain
   (loss) on investments....     127,803      (43,182)    311,047     938,127     724,747   1,018,066    1,922,116   2,517,074
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (829,552)   1,049,634  (1,263,440)    442,906  (1,973,729)    916,174  (11,286,773)  9,478,977
 Capital gain
   distribution.............          --           --          --          --          --          --           --          --
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (781,517)     859,010     894,107   3,135,331   1,493,975   4,103,485   (9,900,558) 10,868,664
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      53,681        7,075      36,904     105,902     524,320     319,843      506,621   1,530,837
 Death benefits.............    (186,865)    (191,961)   (633,016)   (478,392)   (461,641)   (179,565)     (82,042)    (93,277)
 Surrenders.................  (1,518,765)  (1,283,246) (3,816,911) (3,287,384) (4,189,514) (5,389,903)  (5,922,751) (5,270,238)
 Administrative expenses....     (21,620)     (19,934)    (40,020)    (44,300)   (118,796)   (102,649)    (317,099)   (307,165)
 Capital contribution
   (withdrawal).............          --           --          --          --          --          --           --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (311,671)  13,484,756      90,612      78,413  (2,006,338)  6,977,000    2,592,453   9,662,327
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,985,240)  11,996,690  (4,362,431) (3,625,761) (6,251,969)  1,624,726   (3,222,818)  5,522,484
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................  (2,766,757)  12,855,700  (3,468,324)   (490,430) (4,757,994)  5,728,211  (13,123,376) 16,391,148
Net assets at beginning
 of year....................  12,855,700           --  26,334,391  26,824,821  39,664,403  33,936,192   72,505,696  56,114,548
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
Net assets at end of year... $10,088,943   12,855,700  22,866,067  26,334,391  34,906,409  39,664,403   59,382,320  72,505,696
                             ===========   ==========  ==========  ==========  ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............      21,705    1,416,128     246,052     803,064     815,352   1,314,549    1,240,370   6,798,092
 Units redeemed.............    (212,000)    (221,173)   (461,068) (1,001,997) (1,171,539) (1,218,074)  (1,276,871) (5,745,611)
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (190,295)   1,194,955    (215,016)   (198,933)   (356,187)     96,475      (36,501)  1,052,481
                             ===========   ==========  ==========  ==========  ==========  ==========  ===========  ==========

                             ----------------------

                               FEDERATED MANAGED
                               VOLATILITY FUND II
                             ---------------------



                             ----------------------
                                2011       2010
                             ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   214,811     434,629
 Net realized gain
   (loss) on investments....    23,782    (101,080)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    29,152     536,369
 Capital gain
   distribution.............        --          --
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   267,745     869,918
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    67,399      13,611
 Death benefits.............  (222,579)   (412,748)
 Surrenders.................  (889,289)   (911,047)
 Administrative expenses....   (14,657)    (15,567)
 Capital contribution
   (withdrawal).............        --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   354,300    (451,687)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (704,826) (1,777,438)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (437,081)   (907,520)
Net assets at beginning
 of year.................... 8,732,209   9,639,729
                             ---------  ----------
Net assets at end of year... 8,295,128   8,732,209
                             =========  ==========
Change in units (note 5):
 Units purchased............    59,242     200,035
 Units redeemed.............  (108,038)   (332,952)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (48,796)   (132,917)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             ---------------------------------------------------------------------------------------------------
                                                              VIP ASSET                  VIP
                                     VIP ASSET               MANAGER/SM               BALANCED                    VIP
                                    MANAGER/SM/             /PORTFOLIO --           PORTFOLIO --             CONTRAFUND(R)
                                   PORTFOLIO --                SERVICE                 SERVICE               PORTFOLIO --
                                   INITIAL CLASS               CLASS 2                 CLASS 2               INITIAL CLASS
                             ------------------------  ----------------------  ----------------------  ------------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2011         2010        2011        2010        2011        2010         2011         2010
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    433,353     670,713      38,192       9,053    (387,935)    101,153     (684,823)    (280,094)
 Net realized gain
   (loss) on investments....      309,622    (900,041)    336,232     (99,815)  1,712,212   1,745,618      114,379   (7,580,975)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (3,391,124)  9,160,438  (1,019,297)  2,182,151  (5,847,637)  8,247,573   (4,311,978)  28,968,536
 Capital gain
   distribution.............      315,595          --          --          --     193,762          --           --           --
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (2,332,554)  8,931,110    (644,873)  2,091,389  (4,329,598) 10,094,344   (4,882,422)  21,107,467
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       51,043     167,620     139,398      92,755     680,095     995,391      257,491      260,509
 Death benefits.............   (1,521,871) (1,231,035)   (253,468)     (2,232)   (121,323)      2,337   (1,910,102)  (1,860,750)
 Surrenders.................   (7,294,693) (9,294,575) (3,083,512) (2,577,508) (6,499,002) (4,699,220) (16,744,332) (17,963,713)
 Administrative expenses....      (72,480)    (78,610)    (32,533)    (31,752)   (252,687)   (209,881)    (212,189)    (227,231)
 Capital contribution
   (withdrawal).............           --          --          --          --          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (1,768,180)    855,603    (467,692)    125,378   7,347,812   2,084,699   (5,387,872)  (2,244,338)
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,606,181) (9,580,997) (3,697,807) (2,393,359)  1,154,895  (1,826,674) (23,997,004) (22,035,523)
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................  (12,938,735)   (649,887) (4,342,680)   (301,970) (3,174,703)  8,267,670  (28,879,426)    (928,056)
Net assets at beginning
 of year....................   74,847,307  75,497,194  18,958,014  19,259,984  73,820,007  65,552,337  153,099,131  154,027,187
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of year... $ 61,908,572  74,847,307  14,615,334  18,958,014  70,645,304  73,820,007  124,219,705  153,099,131
                             ============  ==========  ==========  ==========  ==========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............       53,355     349,195      97,928     298,751   1,780,275   4,759,752      321,970    1,412,528
 Units redeemed.............     (468,166)   (615,358)   (392,691)   (511,607) (1,677,901) (4,946,531)  (1,275,346)  (2,377,588)
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (414,811)   (266,163)   (294,763)   (212,856)    102,374    (186,779)    (953,376)    (965,060)
                             ============  ==========  ==========  ==========  ==========  ==========  ===========  ===========

                             -------------------------
                                        VIP
                                   CONTRAFUND(R)
                                   PORTFOLIO --
                                      SERVICE
                                      CLASS 2
                             ------------------------

                             -------------------------
                                 2011         2010
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,031,170)    (699,204)
 Net realized gain
   (loss) on investments....    (591,735)  (7,684,149)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,382,153)  27,135,505
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (5,005,058)  18,752,152
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     698,748    1,884,667
 Death benefits.............    (673,117)    (499,740)
 Surrenders................. (18,022,052) (14,937,354)
 Administrative expenses....    (401,148)    (395,278)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     168,832   (4,780,354)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (18,228,737) (18,728,059)
                             -----------  -----------
Increase (decrease) in
 net assets................. (23,233,795)      24,093
Net assets at beginning
 of year.................... 139,184,879  139,160,786
                             -----------  -----------
Net assets at end of year... 115,951,084  139,184,879
                             ===========  ===========
Change in units (note 5):
 Units purchased............   1,395,452    3,905,279
 Units redeemed.............  (2,626,620)  (5,434,162)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,231,168)  (1,528,883)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                  VIP DYNAMIC                                                                     VIP
                                    CAPITAL                                          VIP EQUITY-               GROWTH &
                                  APPRECIATION             VIP EQUITY-                 INCOME                   INCOME
                                  PORTFOLIO --               INCOME                 PORTFOLIO --             PORTFOLIO --
                                    SERVICE               PORTFOLIO --                 SERVICE                  INITIAL
                                    CLASS 2               INITIAL CLASS                CLASS 2                   CLASS
                             ---------------------  ------------------------  ------------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                2011        2010        2011         2010         2011         2010        2011        2010
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (36,812)   (32,770)   1,089,187      412,650      302,533      (29,303)     64,932    (200,391)
 Net realized gain
   (loss) on investments....     67,226     (8,190)  (2,019,830)  (8,365,315)  (1,281,334)  (5,288,991)      3,141  (1,651,363)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (119,241)   397,599      830,312   22,682,654      817,165   13,555,162      26,555   5,026,772
 Capital gain
   distribution.............         --         --           --           --           --           --          --          --
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (88,827)   356,639     (100,331)  14,729,989     (161,636)   8,236,868      94,628   3,175,018
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      8,626     19,658      205,362      271,830      133,598      452,797     140,682      98,345
 Death benefits.............    (71,734)        --   (1,503,542)  (1,459,562)    (417,991)    (248,229)   (488,762)   (147,587)
 Surrenders.................   (256,267)  (175,734) (13,879,350) (12,981,838) (10,649,900)  (9,098,453) (3,370,459) (2,778,644)
 Administrative expenses....     (7,281)    (6,875)    (144,605)    (164,272)    (146,316)    (153,385)    (52,712)    (55,387)
 Capital contribution
   (withdrawal).............         --         --           --           --           --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (119,248)   (48,293)  (3,146,408)  (5,070,620)  (5,151,944)  (2,875,773)    341,494    (986,364)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (445,904)  (211,244) (18,468,543) (19,404,462) (16,232,553) (11,923,043) (3,429,757) (3,869,637)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................   (534,731)   145,395  (18,568,874)  (4,674,473) (16,394,189)  (3,686,175) (3,335,129)   (694,619)
Net assets at beginning
 of year....................  2,572,464  2,427,069  119,423,366  124,097,839   68,868,494   72,554,669  26,763,310  27,457,929
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $2,037,733  2,572,464  100,854,492  119,423,366   52,474,305   68,868,494  23,428,181  26,763,310
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     16,326     56,065      106,240    1,092,483      277,191    2,347,579     203,223     698,387
 Units redeemed.............    (49,128)   (67,147)    (784,094)  (1,965,798)  (1,625,488)  (3,452,314)   (446,800) (1,051,564)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (32,802)   (11,082)    (677,854)    (873,315)  (1,348,297)  (1,104,735)   (243,577)   (353,177)
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========

                             -----------------------
                                       VIP
                                    GROWTH &
                                     INCOME
                                  PORTFOLIO --
                                     SERVICE
                                     CLASS 2
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (11,927)   (171,101)
 Net realized gain
   (loss) on investments....     57,535    (683,791)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (92,807)  2,710,129
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (47,199)  1,855,237
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    169,057     207,697
 Death benefits.............    (97,512)    (37,024)
 Surrenders................. (2,026,258) (1,889,154)
 Administrative expenses....    (46,686)    (46,167)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (636,547)   (568,210)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,637,946) (2,332,858)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,685,145)   (477,621)
Net assets at beginning
 of year.................... 16,233,239  16,710,860
                             ----------  ----------
Net assets at end of year... 13,548,094  16,233,239
                             ==========  ==========
Change in units (note 5):
 Units purchased............    122,387     316,261
 Units redeemed.............   (383,086)   (574,970)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (260,699)   (258,709)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                                   VIP GROWTH                                                              VIP INVESTMENT GRADE
                             OPPORTUNITIES PORTFOLIO --  VIP GROWTH PORTFOLIO --  VIP GROWTH PORTFOLIO --    BOND PORTFOLIO --
                                  INITIAL CLASS               INITIAL CLASS           SERVICE CLASS 2         SERVICE CLASS 2
                             -------------------------  ------------------------  ----------------------  ----------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                2011          2010          2011         2010        2011        2010        2011        2010
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (121,642)     (111,760)     (697,239)    (515,250)   (223,698)   (263,881)    267,592     376,899
 Net realized gain
   (loss) on investments....    242,299      (278,977)    1,529,259   (1,811,477)  1,195,796    (538,563)     66,494     761,025
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (41,108)    2,118,927    (1,469,700)  15,990,751  (1,054,144)  5,150,804      15,469    (347,158)
 Capital gain
   distribution.............         --            --       237,200           --          --          --     380,637          --
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     79,549     1,728,190      (400,480)  13,664,024     (82,046)  4,348,360     730,192     790,766
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      7,251         1,982       274,553      205,320      58,139     306,569      44,060     672,314
 Death benefits.............   (238,055)     (152,098)   (1,185,565)  (1,147,775)   (213,163)    (85,754)    (40,450)    (34,246)
 Surrenders.................   (747,359)     (955,676)   (7,615,726)  (7,002,712) (4,503,376) (3,273,408) (1,129,772) (1,280,222)
 Administrative expenses....    (19,352)      (18,249)      (97,285)    (100,274)    (46,620)    (47,399)    (72,001)    (69,344)
 Capital contribution
   (withdrawal).............         --            --            --           --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    422,927      (819,820)   (1,722,676)  (2,119,550)  1,034,601  (3,687,227)  3,201,702    (201,994)
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (574,588)   (1,943,861)  (10,346,699) (10,164,991) (3,670,419) (6,787,219)  2,003,539    (913,492)
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (495,039)     (215,671)  (10,747,179)   3,499,033  (3,752,465) (2,438,859)  2,733,731    (122,726)
Net assets at beginning
 of year....................  9,336,952     9,552,623    71,982,775   68,483,742  23,680,307  26,119,166  13,487,712  13,610,438
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
Net assets at end of year... $8,841,913     9,336,952    61,235,596   71,982,775  19,927,842  23,680,307  16,221,443  13,487,712
                              ==========   ==========   ===========  ===========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    132,524       316,413       159,967      829,529     626,690     614,188     576,508   1,546,323
 Units redeemed.............   (176,148)     (570,186)     (612,707)  (1,390,461)   (982,160) (1,697,142)   (411,514) (1,626,030)
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (43,624)     (253,773)     (452,740)    (560,932)   (355,470) (1,082,954)    164,994     (79,707)
                              ==========   ==========   ===========  ===========  ==========  ==========  ==========  ==========

                             ---------------
                               VIP MID CAP
                              PORTFOLIO --
                              INITIAL CLASS
                             --------------

                             ---------------
                              2011    2010
                             ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (122)    (16)
 Net realized gain
   (loss) on investments....     50      38
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (4,371)  8,523
 Capital gain
   distribution.............     --      --
                             ------  ------
    Increase (decrease)
     in net assets from
     operations............. (4,443)  8,545
                             ------  ------
From capital
 transactions (note 4):
 Net premiums...............    240     240
 Death benefits.............     --      --
 Surrenders.................     --    (248)
 Administrative expenses....     --      --
 Capital contribution
   (withdrawal).............     --      --
 Transfers between
   subaccounts
   (including fixed
   account), net............     29     (33)
                             ------  ------
    Increase (decrease)
     in net assets from
     capital transactions...    269     (41)
                             ------  ------
Increase (decrease) in
 net assets................. (4,174)  8,504
Net assets at beginning
 of year.................... 39,183  30,679
                             ------  ------
Net assets at end of year... 35,009  39,183
                             ======  ======
Change in units (note 5):
 Units purchased............     11      11
 Units redeemed.............     --     (13)
                             ------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     11      (2)
                             ======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                        --------------------------------------------------------------------------

                                                                              VIP VALUE STRATEGIES
                         VIP MID CAP PORTFOLIO --  VIP OVERSEAS PORTFOLIO --      PORTFOLIO --
                             SERVICE CLASS 2            INITIAL CLASS           SERVICE CLASS 2
                        -------------------------  ------------------------  ---------------------
                                                                       YEAR ENDED DECEMBER 31,
                        ------------  -------------------------------------------------------------
                            2011          2010        2011         2010         2011        2010
                        ------------  -----------  ----------   ----------   ----------  ---------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense).... $ (1,854,175)  (1,402,142)     42,001       55,045      (43,346)   (68,003)
 Net realized gain
   (loss) on
   investments.........    5,279,474      998,136    (225,686)  (1,583,920)      79,395   (106,596)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments......  (18,321,104)  31,223,988  (4,955,782)   4,775,072     (706,197)   907,809
 Capital gain
   distribution........      191,973           --          --           --           --         --
                        ------------  -----------  ----------   ----------   ----------  ---------
    Increase
     (decrease) in
     net assets
     from operations...  (14,703,832)  30,819,982  (5,139,467)   3,246,197     (670,148)   733,210
                        ------------  -----------  ----------   ----------   ----------  ---------
From capital
 transactions (note
 4):
 Net premiums..........    1,097,911    1,141,891      92,770       83,735       45,834     53,372
 Death benefits........   (1,373,856)  (1,016,948)   (220,215)    (105,980)     (62,262)    10,427
 Surrenders............  (18,487,027) (16,165,835) (3,422,242)  (3,207,384)    (962,402)  (480,577)
 Administrative
   expenses............     (293,001)    (307,586)    (36,401)     (42,705)     (12,786)   (16,154)
 Capital
   contribution
   (withdrawal)........           --           --          --           --           --         --
 Transfers between
   subaccounts
   (including fixed
   account), net.......  (10,687,190)     939,078  (1,221,640)  (1,323,711)     156,682    195,224
                        ------------  -----------  ----------   ----------   ----------  ---------
    Increase
     (decrease) in
     net assets
     from capital
     transactions......  (29,743,163) (15,409,400) (4,807,728)  (4,596,045)    (834,934)  (237,708)
                        ------------  -----------  ----------   ----------   ----------  ---------
Increase (decrease)
 in net assets.........  (44,446,995)  15,410,582  (9,947,195)  (1,349,848)  (1,505,082)   495,502
Net assets at
 beginning of year.....  142,396,593  126,986,011  32,074,083   33,423,931    4,562,712  4,067,210
                        ------------  -----------  ----------   ----------   ----------  ---------
Net assets at end
 of year............... $ 97,949,598  142,396,593  22,126,888   32,074,083    3,057,630  4,562,712
                        ============  ===========  ==========   ==========   ==========  =========
Change in units
 (note 5):
 Units purchased.......      620,491    1,834,589      69,082      480,535      374,031    656,524
 Units redeemed........   (1,931,855)  (2,655,365)   (299,537)    (739,364)    (466,638)  (696,142)
                        ------------  -----------  ----------   ----------   ----------  ---------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners..............   (1,311,364)    (820,776)   (230,455)    (258,829)     (92,607)   (39,618)
                        ============  ===========  ==========   ==========   ==========  =========

                                FRANKLIN TEMPLETON VARIABLE
                                  INSURANCE PRODUCTS TRUST
                        -------------------------------------------
                                                    FRANKLIN LARGE
                             FRANKLIN INCOME          CAP GROWTH
                            SECURITIES FUND --     SECURITIES FUND --
                              CLASS 2 SHARES        CLASS 2 SHARES
                        -------------------------  ----------------

                        --------------------------------------------
                            2011          2010       2011      2010
                        ------------  -----------  -------   -------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense)....   23,860,561   31,480,015   (3,196)   (2,694)
 Net realized gain
   (loss) on
   investments.........   (4,946,803) (10,071,022)     263   (12,029)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments......  (15,668,769)  45,472,982   (6,847)   51,089
 Capital gain
   distribution........           --           --       --        --
                        ------------  -----------  -------   -------
    Increase
     (decrease) in
     net assets
     from operations...    3,244,989   66,881,975   (9,780)   36,366
                        ------------  -----------  -------   -------
From capital
 transactions (note
 4):
 Net premiums..........    2,660,716    3,449,348       --        --
 Death benefits........   (1,199,413)    (710,590)      --        --
 Surrenders............  (61,259,766) (48,589,437) (23,842)  (22,149)
 Administrative
   expenses............   (1,537,410)  (1,584,895)  (1,120)   (1,140)
 Capital
   contribution
   (withdrawal)........           --           --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net.......  (42,300,473) (37,564,196) (15,698)  (21,861)
                        ------------  -----------  -------   -------
    Increase
     (decrease) in
     net assets
     from capital
     transactions...... (103,636,346) (84,999,770) (40,660)  (45,150)
                        ------------  -----------  -------   -------
Increase (decrease)
 in net assets......... (100,391,357) (18,117,795) (50,440)   (8,784)
Net assets at
 beginning of year.....  679,174,149  697,291,944  396,128   404,912
                        ------------  -----------  -------   -------
Net assets at end
 of year...............  578,782,792  679,174,149  345,688   396,128
                        ============  ===========  =======   =======
Change in units
 (note 5):
 Units purchased.......    3,214,728   39,942,472    3,611     1,688
 Units redeemed........  (12,090,427) (47,837,935)  (6,972)   (5,434)
                        ------------  -----------  -------   -------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners..............   (8,875,699)  (7,895,463)  (3,361)   (3,746)
                        ============  ===========  =======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                                 FRANKLIN TEMPLETON
                                 VIP FOUNDING FUNDS          MUTUAL SHARES          TEMPLETON FOREIGN      TEMPLETON FOREIGN
                                 ALLOCATION FUND --        SECURITIES FUND --      SECURITIES FUND --     SECURITIES FUND --
                                   CLASS 2 SHARES            CLASS 2 SHARES          CLASS 1 SHARES         CLASS 2 SHARES
                             -------------------------  -----------------------  ----------------------  --------------------
                                                                              YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                 2011          2010        2011         2010        2011        2010        2011       2010
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,209,337)     159,202     432,754     (211,917)     56,160      73,041       (687)     1,204
 Net realized gain
   (loss) on investments....     (506,768)  (1,665,118)  1,608,065    5,055,131      42,217    (450,094)     4,813   (236,453)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (1,035,387)  10,748,496  (3,519,437)     430,299  (1,398,713)  1,185,449   (169,193)   274,513
 Capital gain
   distribution.............           --        9,370          --           --          --          --         --         --
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (3,751,492)   9,251,950  (1,478,618)   5,273,513  (1,300,336)    808,396   (165,067)    39,264
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      545,837      774,225     585,410    2,243,103      84,361      11,926         --         --
 Death benefits.............     (229,016)    (303,036)    (74,578)     (96,708)   (180,111)   (141,247)        --         --
 Surrenders.................   (6,580,406)  (7,281,526) (4,939,462)  (4,426,589) (1,428,244) (1,331,450)  (129,197)   (92,662)
 Administrative expenses....     (556,862)    (583,025)   (310,983)    (334,633)    (18,462)    (20,309)    (2,719)    (2,778)
 Capital contribution
   (withdrawal).............           --           --          --           --          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (5,237,229)  (7,902,872) (2,025,400) (21,865,627)   (363,136)  1,405,937     65,907   (767,291)
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (12,057,676) (15,296,234) (6,765,013) (24,480,454) (1,905,592)    (75,143)   (66,009)  (862,731)
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (15,809,168)  (6,044,284) (8,243,631) (19,206,941) (3,205,928)    733,253   (231,076)  (823,467)
Net assets at beginning
 of year....................  122,161,724  128,206,008  67,378,459   86,585,400  12,580,077  11,846,824  1,516,034  2,339,501
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
Net assets at end of year... $106,352,556  122,161,724  59,134,828   67,378,459   9,374,149  12,580,077  1,284,958  1,516,034
                             ============  ===========  ==========  ===========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............      976,691   12,066,746     787,001    7,602,084     189,419     358,675     20,456    284,677
 Units redeemed.............   (2,388,320) (13,990,294) (1,408,889) (10,511,598)   (339,614)   (367,256)   (21,635)  (367,187)
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,411,629)  (1,923,548)   (621,888)  (2,909,514)   (150,195)     (8,581)    (1,179)   (82,510)
                             ============  ===========  ==========  ===========  ==========  ==========  =========  =========

                             -----------------------

                              TEMPLETON GLOBAL BOND
                               SECURITIES FUND --
                                 CLASS 1 SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    552,342      30,717
 Net realized gain
   (loss) on investments....    351,337     273,906
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,215,317)  1,091,893
 Capital gain
   distribution.............     70,899      29,908
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (240,739)  1,426,424
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     19,895       4,539
 Death benefits.............    (62,516)   (181,328)
 Surrenders.................   (900,928) (1,220,111)
 Administrative expenses....    (19,342)    (17,888)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    792,568   2,074,873
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (170,323)    660,085
                             ----------  ----------
Increase (decrease) in
 net assets.................   (411,062)  2,086,509
Net assets at beginning
 of year.................... 12,576,054  10,489,545
                             ----------  ----------
Net assets at end of year... 12,164,992  12,576,054
                             ==========  ==========
Change in units (note 5):
 Units purchased............    119,873     193,230
 Units redeemed.............   (130,195)   (150,577)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (10,322)     42,653
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                FRANKLIN TEMPLETON
                                VARIABLE INSURANCE
                                  PRODUCTS TRUST
                                   (CONTINUED)                                           GE INVESTMENTS FUNDS, INC.
                             -----------------------  -------------------------------------------------------------------------
                                 TEMPLETON GROWTH                                                            INTERNATIONAL
                                SECURITIES FUND --    CORE VALUE EQUITY FUND --     INCOME FUND --          EQUITY FUND --
                                  CLASS 2 SHARES          CLASS 1 SHARES            CLASS 1 SHARES          CLASS 1 SHARES
                             -----------------------  ------------------------  ----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2011        2010        2011         2010         2011        2010        2011        2010
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (28,778)    (36,495)   (118,554)     (39,740)   1,209,860     826,309     (92,752)   (104,724)
 Net realized gain
   (loss) on investments....    (207,500)   (782,696)    (12,007)    (559,644)    (202,204) (1,085,747) (2,212,889) (5,954,905)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (767,941)  1,528,001    (327,907)   2,150,528    1,566,035   3,332,085     270,547   6,336,018
 Capital gain
   distribution.............          --          --          --           --           --          --          --          --
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (1,004,219)    708,810    (458,468)   1,551,144    2,573,691   3,072,647  (2,035,094)    276,389
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      85,776     220,488      37,743      154,866       82,161     128,166      11,321      14,986
 Death benefits.............      (8,274)    (33,925)   (210,398)    (132,205)     (44,792)   (356,177)   (116,998)   (170,648)
 Surrenders.................    (803,777) (1,111,010) (1,866,993)  (2,353,781)  (6,333,060) (7,477,189) (1,349,345) (1,982,482)
 Administrative expenses....     (48,025)    (46,724)    (44,686)     (46,992)    (102,729)   (111,444)    (16,311)    (21,689)
 Capital contribution
   (withdrawal).............          --          --          --           --           --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (555,927)   (490,925)   (576,308)  (1,058,003)     186,648     329,305  (1,316,481) (1,056,930)
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,330,227) (1,462,096) (2,660,642)  (3,436,115)  (6,211,772) (7,487,339) (2,787,814) (3,216,763)
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (2,334,446)   (753,286) (3,119,110)  (1,884,971)  (3,638,081) (4,414,692) (4,822,908) (2,940,374)
Net assets at beginning
 of year....................  13,882,853  14,636,139  17,447,012   19,331,983   49,437,980  53,852,672  13,589,393  16,529,767
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
Net assets at end of year... $11,548,407  13,882,853  14,327,902   17,447,012   45,799,899  49,437,980   8,766,485  13,589,393
                             ===========  ==========  ==========   ==========   ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     157,625     724,556      66,337      103,572      398,181   1,401,642      25,350     375,935
 Units redeemed.............    (304,503)   (906,615)   (297,143)    (430,978)    (858,039) (1,979,340)   (216,321)   (627,121)
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (146,878)   (182,059)   (230,806)    (327,406)    (459,858)   (577,698)   (190,971)   (251,186)
                             ===========  ==========  ==========   ==========   ==========  ==========  ==========  ==========




                             -------------------------
                                      MID-CAP
                                  EQUITY FUND --
                                  CLASS 1 SHARES
                             ------------------------

                             -------------------------
                                 2011         2010
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,080,061)    (963,789)
 Net realized gain
   (loss) on investments....   2,931,905   (1,322,068)
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (13,549,598)  20,282,084
 Capital gain
   distribution.............   4,833,196           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (6,864,558)  17,996,227
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     262,834      227,971
 Death benefits.............  (1,102,603)    (514,481)
 Surrenders................. (11,570,998) (10,289,809)
 Administrative expenses....    (163,263)    (175,197)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,204,261)  (2,716,803)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (17,778,291) (13,468,319)
                             -----------  -----------
Increase (decrease) in
 net assets................. (24,642,849)   4,527,908
Net assets at beginning
 of year....................  87,966,756   83,438,848
                             -----------  -----------
Net assets at end of year...  63,323,907   87,966,756
                             ===========  ===========
Change in units (note 5):
 Units purchased............     298,740    1,463,020
 Units redeemed.............  (1,146,859)  (2,210,243)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (848,119)    (747,223)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             ----------------------------

                                  MONEY MARKET FUND
                             ---------------------------

                             ----------------------------
                                  2011          2010
                             -------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (3,191,996)   (3,848,708)
 Net realized gain
   (loss) on investments....            --            --
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........            --            --
 Capital gain
   distribution.............            --            --
                             -------------  ------------
    Increase (decrease)
     in net assets from
     operations.............    (3,191,996)   (3,848,708)
                             -------------  ------------
From capital
 transactions (note 4):
 Net premiums...............     7,214,010    16,864,404
 Death benefits.............  (105,001,268) (105,237,687)
 Surrenders.................  (103,503,836)  (92,908,865)
 Administrative expenses....      (477,150)     (612,038)
 Capital contribution
   (withdrawal).............            --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............   197,019,896   122,443,482
                             -------------  ------------
    Increase (decrease)
     in net assets from
     capital transactions...    (4,748,348)  (59,450,704)
                             -------------  ------------
Increase (decrease) in
 net assets.................    (7,940,344)  (63,299,412)
Net assets at beginning
 of year....................   203,369,381   266,668,793
                             -------------  ------------
Net assets at end of year... $ 195,429,037   203,369,381
                             =============  ============
Change in units (note 5):
 Units purchased............    35,242,055    44,358,316
 Units redeemed.............   (35,534,777)  (49,427,509)
                             -------------  ------------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (292,722)   (5,069,193)
                             =============  ============

                                             GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                              PREMIER GROWTH EQUITY  REAL ESTATE SECURITIES                            SMALL-CAP EQUITY FUND --
                             FUND -- CLASS 1 SHARES  FUND -- CLASS 1 SHARES    S&P 500(R) INDEX FUND       CLASS 1 SHARES
                             ----------------------  ----------------------  ------------------------  ----------------------
                                                    YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                2011        2010        2011        2010         2011         2010        2011         2010
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (507,821)   (522,832)   (205,386)    129,394      396,505      465,235    (706,228)    (635,317)
 Net realized gain
   (loss) on investments....    741,657    (569,284)  1,262,186  (3,400,420)   3,191,593   (1,906,958)  1,202,643   (2,350,235)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (480,978)  4,807,011   4,108,776  16,698,681   (2,897,119)  23,136,118     499,082   13,457,705
 Capital gain
   distribution.............         --          --          --          --           --           --          --           --
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   (247,142)  3,714,895   5,165,576  13,427,655      690,979   21,694,395     995,497   10,472,153
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............    105,296     249,518     735,081     637,414      357,974      456,451     263,107      201,888
 Death benefits.............   (444,612)   (227,011)   (464,971)   (215,014)  (2,318,750)  (1,264,033)   (495,173)    (336,926)
 Surrenders................. (4,785,383) (5,040,449) (7,558,538) (6,816,964) (22,626,398) (20,534,067) (6,452,835)  (5,586,372)
 Administrative expenses....    (91,679)    (95,064)   (190,076)   (152,933)    (339,729)    (369,622)   (108,312)    (108,592)
 Capital contribution
   (withdrawal).............         --          --          --          --           --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,052,434) (1,587,559)   (853,572) (1,181,362)  (8,814,374)  (7,590,677) (2,434,999)  (3,782,115)
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions... (6,268,812) (6,700,565) (8,332,076) (7,728,859) (33,741,277) (29,301,948) (9,228,212)  (9,612,117)
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
 net assets................. (6,515,954) (2,985,670) (3,166,500)  5,698,796  (33,050,298)  (7,607,553) (8,232,715)     860,036
Net assets at beginning
 of year.................... 40,198,954  43,184,624  66,608,302  60,909,506  181,300,802  188,908,355  49,613,815   48,753,779
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
Net assets at end of year... 33,683,000  40,198,954  63,441,802  66,608,302  148,250,504  181,300,802  41,381,100   49,613,815
                             ==========  ==========  ==========  ==========  ===========  ===========  ==========   ==========
Change in units (note 5):
 Units purchased............    159,072     491,793     643,246   3,640,874      736,574    2,299,251     223,069      562,476
 Units redeemed.............   (739,947) (1,182,053) (1,060,989) (4,226,542)  (3,315,999)  (4,803,537)   (742,723)  (1,244,834)
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (580,875)   (690,260)   (417,743)   (585,668)  (2,579,425)  (2,504,286)   (519,654)    (682,358)
                             ==========  ==========  ==========  ==========  ===========  ===========  ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             -----------------------------------------------------------------------------------

                                  TOTAL RETURN FUND --          TOTAL RETURN FUND --        U.S. EQUITY FUND --
                                     CLASS 1 SHARES                CLASS 3 SHARES             CLASS 1 SHARES
                             -----------------------------  ----------------------------  ----------------------
                                                                                  YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------
                                  2011            2010           2011           2010         2011        2010
                             --------------  -------------  -------------  -------------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $     (105,231)    (3,382,200)    (5,517,662)    (9,013,139)   (249,313)   (193,682)
 Net realized gain
   (loss) on investments....      4,602,709     (7,782,637)    (3,573,108)   (12,300,927)     82,890  (1,021,636)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (51,724,538)    93,796,288    (44,735,319)   100,962,763  (1,099,501)  3,908,074
 Capital gain
   distribution.............             --             --             --             --          --          --
                             --------------  -------------  -------------  -------------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (47,227,060)    82,631,451    (53,826,089)    79,648,697  (1,265,924)  2,692,756
                             --------------  -------------  -------------  -------------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     20,418,461     25,424,381     14,157,158     25,180,276     155,617     252,098
 Death benefits.............     (1,045,027)      (963,939)    (1,269,073)    (1,227,091)   (523,814)   (174,111)
 Surrenders.................   (138,599,147)  (108,790,609)   (81,635,942)   (60,669,303) (3,533,985) (4,135,090)
 Administrative expenses....       (725,584)      (815,242)    (3,597,023)    (3,616,343)    (69,191)    (77,342)
 Capital contribution
   (withdrawal).............             --             --             --             --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     24,345,446     23,794,091    (26,386,494)   (32,694,884) (1,455,107) (2,042,935)
                             --------------  -------------  -------------  -------------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (95,605,851)   (61,351,318)   (98,731,374)   (73,027,345) (5,426,480) (6,177,380)
                             --------------  -------------  -------------  -------------  ----------  ----------
Increase (decrease) in
 net assets.................   (142,832,911)    21,280,133   (152,557,463)     6,621,352  (6,692,404) (3,484,624)
Net assets at beginning
 of year....................  1,128,019,212  1,106,739,079  1,166,699,044  1,160,077,692  33,498,471  36,983,095
                             --------------  -------------  -------------  -------------  ----------  ----------
Net assets at end of year... $  985,186,301  1,128,019,212  1,014,141,581  1,166,699,044  26,806,067  33,498,471
                             ==============  =============  =============  =============  ==========  ==========
Change in units (note 5):
 Units purchased............      7,272,661     10,243,162      5,741,981     57,079,987      96,331     415,636
 Units redeemed.............    (15,084,521)   (15,539,650)   (15,987,359)   (65,011,936)   (582,968) (1,003,335)
                             --------------  -------------  -------------  -------------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (7,811,860)    (5,296,488)   (10,245,378)    (7,931,949)   (486,637)   (587,699)
                             ==============  =============  =============  =============  ==========  ==========

                                   GENWORTH VARIABLE INSURANCE TRUST
                             --------------------------------------------
                                GENWORTH CALAMOS       GENWORTH DAVIS NY
                                 GROWTH FUND --         VENTURE FUND --
                                 SERVICE SHARES         SERVICE SHARES
                             ----------------------  --------------------

                             ---------------------------------------------
                                2011        2010        2011       2010
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (40,753)   (373,832)   (64,166)   (73,079)
 Net realized gain
   (loss) on investments....  1,657,656   1,481,107      2,418    239,346
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (5,084,483)  4,075,592   (788,608)   647,544
 Capital gain
   distribution.............  1,872,401      22,127         --         --
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations............. (1,595,179)  5,204,994   (850,356)   813,811
                             ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............    209,937   1,124,691    152,581    428,559
 Death benefits.............    (54,403)    (11,597)   (43,654)        --
 Surrenders................. (1,720,687) (1,561,799)  (455,442)  (118,829)
 Administrative expenses....   (115,790)   (152,003)   (56,098)   (38,272)
 Capital contribution
   (withdrawal).............         --  (5,000,000)    18,934      1,243
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,045,566) 15,638,653  2,511,978     24,444
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (2,726,509) 10,037,945  2,128,299    297,145
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets................. (4,321,688) 15,242,939  1,277,943  1,110,956
Net assets at beginning
 of year.................... 22,792,594   7,549,655  8,641,152  7,530,196
                             ----------  ----------  ---------  ---------
Net assets at end of year... 18,470,906  22,792,594  9,919,095  8,641,152
                             ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............    649,466   7,758,672    629,510    198,263
 Units redeemed.............   (867,737) (6,088,388)  (440,843)  (164,151)
                             ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (218,271)  1,670,284    188,667     34,112
                             ==========  ==========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                         --------------------------------------------------------------------------------------------------------
                                                                                                           GENWORTH LEGG MASON
                           GENWORTH EATON VANCE       GENWORTH ENHANCED         GENWORTH GOLDMAN SACHS    CLEARBRIDGE AGGRESSIVE
                          LARGE CAP VALUE FUND --  INTERNATIONAL INDEX FUND -- ENHANCED CORE BOND INDEX       GROWTH FUND --
                              SERVICE SHARES            SERVICE SHARES          FUND -- SERVICE SHARES        SERVICE SHARES
                         ------------------------  --------------------------  ------------------------  -----------------------
                                                                 PERIOD FROM
                                                                 APRIL 30 TO
                                YEAR ENDED DECEMBER 31,          DECEMBER 31,                            YEAR ENDED DECEMBER 31,
                         --------------------------------------  ------------  --------------------------------------------------
                             2011         2010        2011           2010          2011         2010        2011         2010
                         -----------  -----------   ----------   ------------  -----------  -----------  ----------  -----------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense)..... $  (171,961)    (466,048)     93,095        171,466       270,334    5,976,004    (661,212)     174,512
 Net realized gain
   (loss) on
   investments..........     944,154    5,715,420      93,292     (2,974,135)      130,000    2,801,022   1,101,186   17,221,365
 Change in unrealized
   appreciation
   (depreciation)
   on investments.......  (4,121,632)  (4,707,729) (1,414,971)    (1,527,316)    6,393,868   (6,957,399) (2,617,264) (17,654,324)
 Capital gain
   distribution.........     675,045    1,849,173          --             --            --    1,956,494   2,638,682    8,406,690
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
    Increase
     (decrease) in
     net assets from
     operations.........  (2,674,394)   2,390,816  (1,228,584)    (4,329,985)    6,794,202    3,776,121     461,392    8,148,243
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
From capital
 transactions (note
 4):
 Net premiums...........     451,807    1,857,061      72,126        230,781     1,423,816    4,024,668     422,841    1,769,403
 Death benefits.........     (77,904)     (43,737)     (7,657)        (2,375)     (279,276)     (94,080)    (88,631)     (49,090)
 Surrenders.............  (3,312,527)  (2,612,305)   (436,507)      (777,704)  (11,395,384)  (8,150,251) (3,368,376)  (2,674,297)
 Administrative
   expenses.............    (243,355)    (254,609)    (20,837)       (66,237)     (869,675)    (759,900)   (239,856)    (251,921)
 Capital contribution
   (withdrawal).........          --   (3,039,935)     83,761      6,539,550            --           --          --   (2,947,823)
 Transfers between
   subaccounts
   (including fixed
   account), net........   1,394,023  (23,218,507)   (301,435)     8,096,040    (8,548,332)  81,955,691  (2,342,145) (43,930,827)
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
    Increase
     (decrease) in
     net assets from
     capital
     transactions.......  (1,787,956) (27,312,032)   (610,549)    14,020,055   (19,668,851)  76,976,128  (5,616,167) (48,084,555)
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
Increase (decrease)
 in net assets..........  (4,462,350) (24,921,216) (1,839,133)     9,690,070   (12,874,649)  80,752,249  (5,154,775) (39,936,312)
Net assets at
 beginning of year......  45,583,361   70,504,577   9,690,070             --   150,703,863   69,951,614  44,258,286   84,194,598
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
Net assets at end of
 year................... $41,121,011   45,583,361   7,850,937      9,690,070   137,829,214  150,703,863  39,103,511   44,258,286
                         ===========  ===========   ==========    ==========   ===========  ===========  ==========  ===========
Change in units (note
 5):
 Units purchased........     889,919    7,047,430     129,663      6,789,249     2,611,345   19,551,996     850,443    6,705,013
 Units redeemed.........  (1,062,927)  (9,972,829)   (182,433)    (6,331,032)   (4,242,109) (12,822,938) (1,286,597) (11,294,775)
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
 Net increase
   (decrease) in
   units from capital
   transactions with
   contract owners......    (173,008)  (2,925,399)    (52,770)       458,217    (1,630,764)   6,729,058    (436,154)  (4,589,762)
                         ===========  ===========   ==========    ==========   ===========  ===========  ==========  ===========

                         -------------------------

                              GENWORTH PIMCO
                            STOCKSPLUS FUND --
                              SERVICE SHARES
                         ------------------------



                         -------------------------
                             2011         2010
                         -----------  -----------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense).....   6,846,689   10,598,424
 Net realized gain
   (loss) on
   investments..........   3,230,021    7,601,261
 Change in unrealized
   appreciation
   (depreciation)
   on investments....... (15,490,312)  (3,522,031)
 Capital gain
   distribution.........   6,716,499   11,035,328
                         -----------  -----------
    Increase
     (decrease) in
     net assets from
     operations.........   1,302,897   25,712,982
                         -----------  -----------
From capital
 transactions (note
 4):
 Net premiums...........   1,590,609    5,385,031
 Death benefits.........    (328,589)    (120,679)
 Surrenders............. (12,329,861)  (8,451,401)
 Administrative
   expenses.............    (938,758)    (855,792)
 Capital contribution
   (withdrawal).........          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net........  (8,094,315)  43,179,393
                         -----------  -----------
    Increase
     (decrease) in
     net assets from
     capital
     transactions....... (20,100,914)  39,136,552
                         -----------  -----------
Increase (decrease)
 in net assets.......... (18,798,017)  64,849,534
Net assets at
 beginning of year...... 173,386,240  108,536,706
                         -----------  -----------
Net assets at end of
 year................... 154,588,223  173,386,240
                         ===========  ===========
Change in units (note
 5):
 Units purchased........   1,860,664   21,250,976
 Units redeemed.........  (3,457,302) (17,228,958)
                         -----------  -----------
 Net increase
   (decrease) in
   units from capital
   transactions with
   contract owners......  (1,596,638)   4,022,018
                         ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 GENWORTH VARIABLE
                                  INSURANCE TRUST
                                    (CONTINUED)             GOLDMAN SACHS VARIABLE INSURANCE TRUST
                             ------------------------  ------------------------------------------------
                                GENWORTH PYRAMIS(R)      GOLDMAN SACHS LARGE
                                SMALL/MID CAP CORE        CAP VALUE FUND --      GOLDMAN SACHS MID CAP
                              FUND -- SERVICE SHARES    INSTITUTIONAL SHARES          VALUE FUND
                             ------------------------  ----------------------  ------------------------
                                                                             YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------
                                 2011         2010        2011        2010         2011         2010
                             ------------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  2,184,011     396,448     (35,981)    (90,275)    (496,667)    (543,306)
 Net realized gain
   (loss) on investments....    2,309,596   4,437,936    (125,218) (1,434,822)     529,647   (3,787,760)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (13,143,039)  3,423,484    (803,153)  2,598,141   (4,909,242)  17,911,823
 Capital gain
   distribution.............    5,433,535   1,490,219          --          --           --           --
                             ------------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (3,215,897)  9,748,087    (964,352)  1,073,044   (4,876,262)  13,580,757
                             ------------  ----------  ----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      388,466   1,361,027      13,769      27,067       97,854      108,069
 Death benefits.............      (78,905)    (30,310)    (86,293)   (208,343)    (431,475)    (366,655)
 Surrenders.................   (3,341,878) (2,230,314) (1,281,750) (1,969,292)  (8,907,763)  (8,528,245)
 Administrative expenses....     (238,382)   (219,169)    (17,241)    (20,430)     (99,807)    (100,216)
 Capital contribution
   (withdrawal).............           --  (3,028,770)         --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............      759,913  11,151,400    (450,616)   (179,793)  (1,268,639)  (2,838,456)
                             ------------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (2,510,786)  7,003,864  (1,822,131) (2,350,791) (10,609,830) (11,725,503)
                             ------------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................   (5,726,683) 16,751,951  (2,786,483) (1,277,747) (15,486,092)   1,855,254
Net assets at beginning
 of year....................   45,169,334  28,417,383  12,514,861  13,792,608   69,078,154   67,222,900
                             ------------  ----------  ----------  ----------  -----------  -----------
Net assets at end of year... $ 39,442,651  45,169,334   9,728,378  12,514,861   53,592,062   69,078,154
                             ============  ==========  ==========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............    1,269,926   7,076,983      69,797     590,038      433,125      801,553
 Units redeemed.............   (1,442,737) (5,744,146)   (248,395)   (839,811)    (910,206)  (1,413,962)
                             ------------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (172,811)  1,332,837    (178,598)   (249,773)    (477,081)    (612,409)
                             ============  ==========  ==========  ==========  ===========  ===========


                                      JPMORGAN INSURANCE TRUST
                             ------------------------------------------
                              JPMORGAN INSURANCE    JPMORGAN INSURANCE
                                TRUST CORE BOND     TRUST EQUITY INDEX
                             PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1
                             --------------------  --------------------

                             -------------------------------------------
                                2011       2010       2011       2010
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   210,331    126,758     (4,737)     7,191
 Net realized gain
   (loss) on investments....    57,387    116,568     45,122    102,862
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    37,064    113,120    (36,911)   206,047
 Capital gain
   distribution.............        --         --         --         --
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   304,782    356,446      3,474    316,100
                             ---------  ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --         --         --         --
 Death benefits.............        --         --         --         --
 Surrenders.................  (472,070)  (317,671)  (137,301)  (106,341)
 Administrative expenses....    (7,944)    (8,534)    (2,504)    (2,277)
 Capital contribution
   (withdrawal).............        --         --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (210,464) 1,782,846     14,812  1,299,863
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (690,478) 1,456,641   (124,993) 1,191,245
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................  (385,696) 1,813,087   (121,519) 1,507,345
Net assets at beginning
 of year.................... 5,665,797  3,852,710  2,277,460    770,115
                             ---------  ---------  ---------  ---------
Net assets at end of year... 5,280,101  5,665,797  2,155,941  2,277,460
                             =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    57,109    990,234     29,132    816,911
 Units redeemed.............  (110,104)  (866,973)   (41,318)  (669,371)
                             ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (52,995)   123,261    (12,186)   147,540
                             =========  =========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         JPMORGAN INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                                                       JPMORGAN           JPMORGAN           JPMORGAN          JPMORGAN
                                  JPMORGAN         INSURANCE TRUST    INSURANCE TRUST    INSURANCE TRUST    INSURANCE TRUST
                              INSURANCE TRUST      INTREPID GROWTH    INTREPID MID CAP    MID CAP GROWTH     MID CAP VALUE
                             INTERNATIONAL EQUITY    PORTFOLIO --       PORTFOLIO --       PORTFOLIO --      PORTFOLIO --
                             PORTFOLIO -- CLASS 1      CLASS 1            CLASS 1            CLASS 1            CLASS 1
                             -------------------  -----------------  -----------------  -----------------  ----------------
                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                               2011       2010      2011     2010      2011     2010      2011     2010      2011     2010
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    108    (1,728)   (5,486)   (5,793)  (6,161)   (3,105) (10,315)   (9,808)    (338)    (801)
 Net realized gain
   (loss) on investments....   13,338     4,452    17,670     8,164   17,253    35,447   29,357    91,559   27,792   12,395
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (23,276)    2,673   (12,011)   52,239  (23,075)   65,359  (54,281)   42,609  (24,264)  19,612
 Capital gain
   distribution.............       --        --        --        --       --        --       --        --       --       --
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   (9,830)    5,397       173    54,610  (11,983)   97,701  (35,239)  124,360    3,190   31,206
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............       --        --        --        --       --        --       --        --       --       --
 Death benefits.............       --        --        --        --       --        --       --        --       --       --
 Surrenders.................   (7,080)   (4,959)  (32,352)  (43,145) (34,868)  (29,404) (32,272)  (29,407) (27,801)  (6,531)
 Administrative expenses....     (421)     (457)     (518)     (705)    (509)     (487)    (487)     (483)    (364)    (546)
 Capital contribution
   (withdrawal).............       --        --        --        --       --        --       --        --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (9,917)    5,891    50,228  (344,568)  17,673   155,129   35,542   103,535  (13,128) (18,348)
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (17,418)      475    17,358  (388,418) (17,704)  125,238    2,783    73,645  (41,293) (25,425)
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets.................  (27,248)    5,872    17,531  (333,808) (29,687)  222,939  (32,456)  198,005  (38,103)   5,781
Net assets at beginning
 of year....................  109,240   103,368   560,817   894,625  575,154   352,215  548,910   350,905  155,883  150,102
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
Net assets at end of year... $ 81,992   109,240   578,348   560,817  545,467   575,154  516,454   548,910  117,780  155,883
                             ========   =======   =======  ========  =======  ========  =======  ========  =======  =======
Change in units (note 5):
 Units purchased............    7,735     2,088    14,892   250,228   12,100   208,228   13,146   190,106    3,857    1,550
 Units redeemed.............   (8,758)   (2,051)  (13,213) (296,169) (13,188) (191,532) (12,041) (179,463)  (6,328)  (3,235)
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,023)       37     1,679   (45,941)  (1,088)   16,696    1,105    10,643   (2,471)  (1,685)
                             ========   =======   =======  ========  =======  ========  =======  ========  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              JPMORGAN INSURANCE TRUST (CONTINUED)                               JANUS ASPEN SERIES
                             -------------------------------------  ---------------------------------------------------
                                 JPMORGAN
                                INSURANCE           JPMORGAN
                               TRUST SMALL       INSURANCE TRUST
                                 CAP CORE          U.S. EQUITY
                               PORTFOLIO --       PORTFOLIO --        BALANCED PORTFOLIO --     BALANCED PORTFOLIO --
                                 CLASS 1             CLASS 1          INSTITUTIONAL SHARES         SERVICE SHARES
                             ---------------  --------------------  ------------------------  ------------------------
                                                                           YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                               2011    2010      2011       2010        2011         2010         2011         2010
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (389)   (317)   (17,135)   (19,555)   1,269,600    1,604,354      776,689    1,168,166
 Net realized gain
   (loss) on investments....     943     210     38,363    111,147    2,724,176    3,124,140    3,298,405    3,952,345
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (2,423)  5,575    (98,045)   201,445   (8,988,103)   3,122,582  (11,802,930)   4,439,909
 Capital gain
   distribution.............      --      --         --         --    5,490,582           --    7,213,432           --
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (1,869)  5,468    (76,817)   293,037      496,255    7,851,076     (514,404)   9,560,420
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      --      --         --         --      378,142      325,656    1,691,116    3,320,886
 Death benefits.............      --      --         --         --   (2,211,263)  (2,201,468)    (784,163)    (523,958)
 Surrenders.................  (2,855)   (468)  (128,856)  (109,234) (15,054,896) (17,132,752) (21,025,961) (19,111,623)
 Administrative expenses....     (47)    (33)    (1,947)    (1,845)    (176,806)    (196,118)    (476,423)    (496,247)
 Capital contribution
   (withdrawal).............      --      --         --         --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............       1   6,020    166,804  1,136,275     (448,367)    (205,068)  (4,895,567)    (817,060)
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,901)  5,519     36,001  1,025,196  (17,513,190) (19,409,750) (25,490,998) (17,628,002)
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (4,770) 10,987    (40,816) 1,318,233  (17,016,935) (11,558,674) (26,005,402)  (8,067,582)
Net assets at beginning
 of year....................  30,170  19,183  2,201,452    883,219  118,983,628  130,542,302  159,866,419  167,934,001
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
Net assets at end of year... $25,400  30,170  2,160,636  2,201,452  101,966,693  118,983,628  133,861,017  159,866,419
                             =======  ======  =========  =========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      --     415     38,324    697,615      200,500      735,771    1,085,921    5,660,200
 Units redeemed.............    (192)    (36)   (34,661)  (587,961)    (945,052)  (1,568,416)  (2,979,050)  (6,957,791)
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (192)    379      3,663    109,654     (744,552)    (832,645)  (1,893,129)  (1,297,591)
                             =======  ======  =========  =========  ===========  ===========  ===========  ===========

                             ------------------------




                             ENTERPRISE PORTFOLIO --
                               INSTITUTIONAL SHARES
                             -----------------------

                             ------------------------
                                 2011        2010
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (804,799)   (773,039)
 Net realized gain
   (loss) on investments....   2,726,970   1,107,622
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,294,601) 11,984,529
 Capital gain
   distribution.............          --          --
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (1,372,430) 12,319,112
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      88,503     107,924
 Death benefits.............    (545,265)   (602,728)
 Surrenders.................  (6,627,388) (6,331,404)
 Administrative expenses....     (92,966)    (99,039)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (3,077,722) (1,614,102)
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,254,838) (8,539,349)
                             -----------  ----------
Increase (decrease) in
 net assets................. (11,627,268)  3,779,763
Net assets at beginning
 of year....................  60,954,856  57,175,093
                             -----------  ----------
Net assets at end of year...  49,327,588  60,954,856
                             ===========  ==========
Change in units (note 5):
 Units purchased............      59,835     370,760
 Units redeemed.............    (566,478)   (841,693)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (506,643)   (470,933)
                             ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           JANUS ASPEN SERIES (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                                                           FLEXIBLE BOND
                             ENTERPRISE PORTFOLIO --       PORTFOLIO --          FORTY PORTFOLIO --        FORTY PORTFOLIO --
                                  SERVICE SHARES       INSTITUTIONAL SHARES     INSTITUTIONAL SHARES         SERVICE SHARES
                             -----------------------  ----------------------  ------------------------  ------------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010         2011         2010         2011         2010
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (96,643)   (102,800)    535,572   1,226,882     (512,589)    (629,663)    (701,319)    (966,372)
 Net realized gain
   (loss) on investments....     705,415     375,262     150,279     843,530    2,176,136    2,700,056    1,550,345    3,499,913
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (787,024)  1,140,057    (816,382)   (527,109)  (5,227,894)     338,810   (4,774,532)  (2,635,865)
 Capital gain
   distribution.............          --          --   1,325,047      83,938           --           --           --           --
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (178,252)  1,412,519   1,194,516   1,627,241   (3,564,347)   2,409,203   (3,925,506)    (102,324)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     156,494       8,026      10,304     102,971      115,417       58,580      545,119    1,836,789
 Death benefits.............    (208,068)    (81,079)   (303,019)   (795,616)  (1,183,951)    (960,964)    (369,180)     (46,793)
 Surrenders.................  (1,413,845) (1,067,319) (3,116,582) (3,630,707)  (5,716,374)  (7,077,178)  (5,283,383)  (5,341,502)
 Administrative expenses....      (8,187)     (8,282)    (33,116)    (37,984)     (81,185)     (95,451)    (228,191)    (285,936)
 Capital contribution
   (withdrawal).............          --          --          --          --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (56,051)    244,154    (312,033)  1,151,219   (2,754,618)  (2,756,671)  (1,199,849) (49,371,349)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,529,657)   (904,500) (3,754,446) (3,210,117)  (9,620,711) (10,831,684)  (6,535,484) (53,208,791)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (1,707,909)    508,019  (2,559,930) (1,582,876) (13,185,058)  (8,422,481) (10,460,990) (53,311,115)
Net assets at beginning
 of year....................   6,789,491   6,281,472  24,776,822  26,359,698   53,004,433   61,426,914   54,511,331  107,822,446
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year... $ 5,081,582   6,789,491  22,216,892  24,776,822   39,819,375   53,004,433   44,050,341   54,511,331
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............     245,736     350,852     122,829     773,050       54,845      469,003      823,827    6,244,268
 Units redeemed.............    (448,849)   (504,648)   (298,299)   (932,499)    (543,983)  (1,085,820)  (1,357,995) (11,973,102)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (203,113)   (153,796)   (175,470)   (159,449)    (489,138)    (616,817)    (534,168)  (5,728,834)
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

                             ----------------------
                               GLOBAL TECHNOLOGY
                                  PORTFOLIO --
                                 SERVICE SHARES
                             ---------------------

                             ----------------------
                                2011        2010
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (109,901)  (103,205)
 Net realized gain
   (loss) on investments....    720,245    418,754
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,335,648) 1,096,401
 Capital gain
   distribution.............         --         --
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (725,304) 1,411,950
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      7,785     11,040
 Death benefits.............   (124,572)   (26,405)
 Surrenders.................   (958,244)  (940,105)
 Administrative expenses....    (14,920)   (13,673)
 Capital contribution
   (withdrawal).............         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (279,534)   712,616
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (1,369,485)  (256,527)
                             ----------  ---------
Increase (decrease) in
 net assets................. (2,094,789) 1,155,423
Net assets at beginning
 of year....................  8,155,925  7,000,502
                             ----------  ---------
Net assets at end of year...  6,061,136  8,155,925
                             ==========  =========
Change in units (note 5):
 Units purchased............    459,995    674,610
 Units redeemed.............   (741,624)  (757,477)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (281,629)   (82,867)
                             ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            JANUS ASPEN SERIES (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                                 JANUS PORTFOLIO --       JANUS PORTFOLIO --      OVERSEAS PORTFOLIO --    OVERSEAS PORTFOLIO --
                                INSTITUTIONAL SHARES        SERVICE SHARES        INSTITUTIONAL SHARES        SERVICE SHARES
                             -------------------------  ----------------------  ------------------------  ----------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2011          2010        2011        2010         2011         2010        2011        2010
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (480,611)    (213,502)    (53,134)    (65,274)    (771,935)    (725,203)   (137,494)   (163,771)
 Net realized gain
   (loss) on investments....    1,405,826       96,306     203,440     122,806    3,331,925    5,792,466   1,733,836   2,232,436
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (4,511,335)   7,641,783    (458,334)    561,871  (32,440,193)  14,579,198  (6,053,011)  1,263,823
 Capital gain
   distribution.............           --           --          --          --      760,924           --     118,501          --
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (3,586,120)   7,524,587    (308,028)    619,403  (29,119,279)  19,646,461  (4,338,168)  3,332,488
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      262,335      219,192      56,555       7,269      253,581      263,033          --          --
 Death benefits.............   (1,227,408)  (1,981,059)      3,961     (43,122)  (1,105,390)    (325,137)   (181,526)   (226,745)
 Surrenders.................   (7,335,592)  (7,382,491)   (991,737)   (997,989)  (9,250,554) (11,897,819) (2,360,253) (2,824,823)
 Administrative expenses....      (98,545)    (111,069)     (7,103)     (7,545)    (104,493)    (122,751)    (28,510)    (35,886)
 Capital contribution
   (withdrawal).............           --           --          --          --           --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (2,028,660)  (1,865,915)     (4,954)   (268,904)  (6,010,104)  (2,468,855) (1,465,494) (1,682,905)
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,427,870) (11,121,342)   (943,278) (1,310,291) (16,216,960) (14,551,529) (4,035,783) (4,770,359)
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  (14,013,990)  (3,596,755) (1,251,306)   (690,888) (45,336,239)   5,094,932  (8,373,951) (1,437,871)
Net assets at beginning
 of year....................   63,581,904   67,178,659   5,366,075   6,056,963   99,035,442   93,940,510  15,993,307  17,431,178
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of year... $ 49,567,914   63,581,904   4,114,769   5,366,075   53,699,203   99,035,442   7,619,356  15,993,307
                             ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............       72,646      393,346      22,465      22,108      154,544      698,457       1,915      14,572
 Units redeemed.............     (798,056)  (1,189,396)   (160,344)   (226,762)    (640,845)  (1,130,557)   (231,193)   (297,655)
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (725,410)    (796,050)   (137,879)   (204,654)    (486,301)    (432,100)   (229,278)   (283,083)
                             ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========

                             ------------------------
                              WORLDWIDE PORTFOLIO --
                               INSTITUTIONAL SHARES
                             -----------------------

                             ------------------------
                                 2011        2010
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (522,219)   (543,670)
 Net realized gain
   (loss) on investments....    (182,014) (1,404,489)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (8,581,122) 11,032,201
 Capital gain
   distribution.............          --          --
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (9,285,355)  9,084,042
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     103,111      80,564
 Death benefits.............    (821,341)   (900,804)
 Surrenders.................  (7,413,905) (7,183,676)
 Administrative expenses....     (95,623)   (108,416)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,933,077)   (756,259)
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,160,835) (8,868,591)
                             -----------  ----------
Increase (decrease) in
 net assets................. (19,446,190)    215,451
Net assets at beginning
 of year....................  70,638,520  70,423,069
                             -----------  ----------
Net assets at end of year...  51,192,330  70,638,520
                             ===========  ==========
Change in units (note 5):
 Units purchased............      54,114     274,815
 Units redeemed.............    (615,625)   (801,815)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (561,511)   (527,000)
                             ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                JANUS ASPEN SERIES
                                   (CONTINUED)                                 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                             -----------------------  --------------------------------------------------------------------
                                                            LEGG MASON             LEGG MASON             LEGG MASON
                                                       CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                                        AGGRESSIVE GROWTH    EQUITY INCOME BUILDER      EQUITY INCOME
                              WORLDWIDE PORTFOLIO --       PORTFOLIO --           PORTFOLIO --       BUILDER PORTFOLIO --
                                  SERVICE SHARES             CLASS II               CLASS I                CLASS II
                             -----------------------  ---------------------  ---------------------  ---------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2011        2010        2011       2010        2011       2010        2011        2010
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (64,988)    (74,146)   (93,633)    (93,084)    91,689     107,524      69,927    127,623
 Net realized gain
   (loss) on investments....      78,097     (35,597)   276,400       2,802   (157,290)   (930,285)   (303,883)  (711,505)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (934,911)    970,943   (377,650)  1,233,727    372,324   1,279,014     652,047  1,324,896
 Capital gain
   distribution.............          --          --         --          --         --          --          --         --
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    (921,802)    861,200   (194,883)  1,143,445    306,723     456,253     418,091    741,014
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............       7,882       7,774     10,947      66,090     61,341      23,345      40,400     75,044
 Death benefits.............     (72,501)    (15,903)   (14,749)     (2,458)    (5,493)   (175,788)    (13,325)   (15,810)
 Surrenders.................    (869,363) (1,270,310)  (857,175)   (872,145)  (613,706) (1,162,193)   (874,240)  (777,679)
 Administrative expenses....      (8,613)     (9,494)   (15,940)    (15,500)    (8,579)     (8,765)     (8,395)    (6,180)
 Capital contribution
   (withdrawal).............          --          --         --          --         --          --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............      20,139    (171,271)   604,301    (532,543)   684,816      24,816    (414,167)    94,580
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (922,456) (1,459,204)  (272,616) (1,356,556)   118,379  (1,298,585) (1,269,727)  (630,045)
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets.................  (1,844,258)   (598,004)  (467,499)   (213,111)   425,102    (842,332)   (851,636)   110,969
Net assets at beginning
 of year....................   6,799,764   7,397,768  5,855,805   6,068,916  4,661,116   5,503,448   7,982,946  7,871,977
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
Net assets at end of year... $ 4,955,506   6,799,764  5,388,306   5,855,805  5,086,218   4,661,116   7,131,310  7,982,946
                             ===========  ==========  =========  ==========  =========  ==========  ==========  =========
Change in units (note 5):
 Units purchased............      89,531     141,255    182,045      61,826    111,036     167,704     114,649    698,576
 Units redeemed.............    (234,438)   (383,405)  (226,442)   (182,926)   (96,962)   (333,836)   (260,977)  (779,009)
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (144,907)   (242,150)   (44,397)   (121,100)    14,074    (166,132)   (146,328)   (80,433)
                             ===========  ==========  =========  ==========  =========  ==========  ==========  =========


                             -----------------------
                                   LEGG MASON
                              CLEARBRIDGE VARIABLE
                               FUNDAMENTAL ALL CAP
                               VALUE PORTFOLIO --
                                     CLASS I
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (28,575)       (381)
 Net realized gain
   (loss) on investments....   (128,573)   (796,721)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (415,543)  1,937,922
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (572,691)  1,140,820
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     36,357   1,920,830
 Death benefits.............    (90,684)       (621)
 Surrenders.................   (831,959)   (975,097)
 Administrative expenses....    (25,966)    (27,610)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (701,401) (2,519,132)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,613,653) (1,601,630)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,186,344)   (460,810)
Net assets at beginning
 of year....................  8,764,802   9,225,612
                             ----------  ----------
Net assets at end of year...  6,578,458   8,764,802
                             ==========  ==========
Change in units (note 5):
 Units purchased............     56,441     625,546
 Units redeemed.............   (246,305)   (836,018)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (189,864)   (210,472)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               LEGG MASON PARTNERS
                              VARIABLE EQUITY TRUST     LEGG MASON PARTNERS
                                   (CONTINUED)         VARIABLE INCOME TRUST
                             -----------------------  ----------------------
                                                            LEGG MASON
                                    LEGG MASON             WESTERN ASSET
                               CLEARBRIDGE VARIABLE     VARIABLE STRATEGIC
                                 LARGE CAP VALUE               BOND
                               PORTFOLIO -- CLASS I    PORTFOLIO -- CLASS I
                             -----------------------  ----------------------

                             ------------------------------------------------
                                 2011        2010        2011        2010
                             -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    76,979     156,739     295,524     180,286
 Net realized gain
   (loss) on investments....     134,892    (278,627)     54,769    (183,983)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     173,676     891,680     382,928   1,502,192
 Capital gain
   distribution.............          --          --          --          --
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     385,547     769,792     733,221   1,498,495
                             -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      13,540       1,950         475         618
 Death benefits.............     (99,577)   (154,116)   (166,667)   (237,363)
 Surrenders.................    (977,133) (1,408,030) (1,869,410) (2,285,470)
 Administrative expenses....     (17,600)    (19,402)    (21,841)    (24,776)
 Capital contribution
   (withdrawal).............          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (172,916)   (178,687)  1,046,927     406,525
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,253,686) (1,758,285) (1,010,516) (2,140,466)
                             -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    (868,139)   (988,493)   (277,295)   (641,971)
Net assets at beginning
 of year....................  10,871,035  11,859,528  14,572,421  15,214,392
                             -----------  ----------  ----------  ----------
Net assets at end of year... $10,002,896  10,871,035  14,295,126  14,572,421
                             ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      67,200     205,747     153,085     579,586
 Units redeemed.............    (150,506)   (336,585)   (220,453)   (717,045)
                             -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (83,306)   (130,838)    (67,368)   (137,459)
                             ===========  ==========  ==========  ==========


                                                 MFS(R) VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------


                             MFS(R) INVESTORS GROWTH    MFS(R) INVESTORS      MFS(R) NEW DISCOVERY
                                 STOCK SERIES --         TRUST SERIES --            SERIES --
                              SERVICE CLASS SHARES    SERVICE CLASS SHARES    SERVICE CLASS SHARES
                             ----------------------  ----------------------  ----------------------
                             YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2011        2010        2011        2010        2011        2010
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (137,062)   (147,464)    (74,470)    (54,332)   (454,013)   (366,920)
 Net realized gain
   (loss) on investments....    481,041     288,396     377,639     138,210   2,060,421   1,358,244
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (441,308)    913,939    (608,440)    780,009  (8,519,721)  6,251,588
 Capital gain
   distribution.............         --          --          --          --   3,452,410          --
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (97,329)  1,054,871    (305,271)    863,887  (3,460,903)  7,242,912
                             ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     35,731      45,558     138,873      25,913     227,110     132,588
 Death benefits.............    (31,981)   (116,407)   (131,736)     24,840    (114,720)    (59,410)
 Surrenders................. (1,442,184) (1,629,183) (1,781,891) (1,490,003) (4,620,936) (3,425,575)
 Administrative expenses....    (21,863)    (23,874)    (18,352)    (19,878)    (67,186)    (48,888)
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (426,330) (1,035,190)   (327,952)   (410,539)   (236,691)  3,372,833
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,886,627) (2,759,096) (2,121,058) (1,869,667) (4,812,423)    (28,452)
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (1,983,956) (1,704,225) (2,426,329) (1,005,780) (8,273,326)  7,214,460
Net assets at beginning
 of year.................... 11,451,772  13,155,997  10,256,322  11,262,102  31,137,174  23,922,714
                             ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year...  9,467,816  11,451,772   7,829,993  10,256,322  22,863,848  31,137,174
                             ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     91,731     122,495      51,837      50,020     658,123   1,023,740
 Units redeemed.............   (310,816)   (508,249)   (255,887)   (251,501) (1,029,940) (1,125,455)
                             ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (219,085)   (385,754)   (204,050)   (201,481)   (371,817)   (101,715)
                             ==========  ==========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------
                              MFS(R) STRATEGIC          MFS(R) TOTAL
                              INCOME SERIES --        RETURN SERIES --     MFS(R) UTILITIES SERIES --
                             SERVICE CLASS SHARES   SERVICE CLASS SHARES    SERVICE CLASS SHARES
                             -------------------  -----------------------  -------------------------
                                                           YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                               2011      2010         2011        2010        2011          2010
                             -------   --------   -----------  ----------   ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 3,080      1,570       265,618     423,434     440,962       527,661
 Net realized gain
   (loss) on investments....     288     25,180      (111,352)   (837,400)    945,299    (1,171,574)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (1,039)   (19,380)     (306,671)  5,785,921     264,981     4,180,444
 Capital gain
   distribution.............      --         --            --          --          --            --
                             -------   --------   -----------  ----------   ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   2,329      7,370      (152,405)  5,371,955   1,651,242     3,536,531
                             -------   --------   -----------  ----------   ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............      --         --       258,406   1,294,905     267,302       544,880
 Death benefits.............      --         --      (361,985)    (25,403)   (536,738)       (1,226)
 Surrenders.................    (761)    (5,828)   (8,578,166) (5,047,009) (4,671,931)   (4,474,074)
 Administrative expenses....    (240)      (279)     (192,100)   (192,110)    (83,363)      (83,595)
 Capital contribution
   (withdrawal).............      --         --            --          --          --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (478)  (348,804)   (3,138,666)    999,263     161,171    (2,796,309)
                             -------   --------   -----------  ----------   ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,479)  (354,911)  (12,012,511) (2,970,354) (4,863,559)   (6,810,324)
                             -------   --------   -----------  ----------   ----------   ----------
Increase (decrease) in
 net assets.................     850   (347,541)  (12,164,916)  2,401,601  (3,212,317)   (3,273,793)
Net assets at beginning
 of year....................  77,014    424,555    75,383,518  72,981,917  33,263,794    36,537,587
                             -------   --------   -----------  ----------   ----------   ----------
Net assets at end of year... $77,864     77,014    63,218,602  75,383,518  30,051,477    33,263,794
                             =======   ========   ===========  ==========   ==========   ==========
Change in units (note 5):
 Units purchased............     717     22,788       642,120   4,375,553     331,714       492,048
 Units redeemed.............    (823)   (54,091)   (1,777,741) (4,645,505)   (585,464)     (893,346)
                             -------   --------   -----------  ----------   ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (106)   (31,303)   (1,135,621)   (269,952)   (253,750)     (401,298)
                             =======   ========   ===========  ==========   ==========   ==========

                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             ----------------------------------------------
                              OPPENHEIMER BALANCED    OPPENHEIMER BALANCED
                                   FUND/VA --          FUND/VA -- SERVICE
                               NON-SERVICE SHARES            SHARES
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2011        2010        2011        2010
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    168,240      14,981      65,135    (288,406)
 Net realized gain
   (loss) on investments....   (766,899) (2,034,263) (1,391,477) (1,917,219)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    512,047   4,007,056     807,429   5,937,291
 Capital gain
   distribution.............         --          --          --          --
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (86,612)  1,987,774    (518,913)  3,731,666
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     56,690      58,131     169,348     515,240
 Death benefits.............   (222,907)   (382,025)    (95,449)    (18,297)
 Surrenders................. (2,129,154) (2,912,129) (4,608,710) (4,540,619)
 Administrative expenses....    (25,719)    (27,596)    (90,411)    (99,112)
 Capital contribution
   (withdrawal).............         --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (146,395)   (192,524)   (874,278)  1,152,517
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,467,485) (3,456,143) (5,499,500) (2,990,271)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (2,554,097) (1,468,369) (6,018,413)    741,395
Net assets at beginning
 of year.................... 18,466,522  19,934,891  39,330,568  38,589,173
                             ----------  ----------  ----------  ----------
Net assets at end of year... 15,912,425  18,466,522  33,312,155  39,330,568
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     36,750     193,924     467,943   2,027,173
 Units redeemed.............   (147,335)   (398,182) (1,123,830) (2,446,777)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (110,585)   (204,258)   (655,887)   (419,604)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                               OPPENHEIMER CAPITAL      OPPENHEIMER CAPITAL    OPPENHEIMER CORE BOND     OPPENHEIMER GLOBAL
                               APPRECIATION FUND/VA    APPRECIATION FUND/VA         FUND/VA --          SECURITIES FUND/VA --
                              -- NON-SERVICE SHARES      -- SERVICE SHARES      NON-SERVICE SHARES         SERVICE SHARES
                             -----------------------  ----------------------  ----------------------  ------------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010        2011        2010         2011         2010
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (400,598)   (518,865)   (113,360)   (138,612)    854,720      92,071     (572,174)    (424,012)
 Net realized gain
   (loss) on investments....   1,071,619      62,668     237,035      (4,318)   (694,275) (2,759,048)   4,424,750    4,165,530
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (1,538,709)  3,381,796    (310,883)    716,182   1,059,023   4,600,142  (13,616,153)  10,795,250
 Capital gain
   distribution.............          --          --          --          --          --          --           --           --
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (867,688)  2,925,599    (187,208)    573,252   1,219,468   1,933,165   (9,763,577)  14,536,768
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      35,045      14,186      20,471     210,557       4,335      77,719      756,483    2,274,312
 Death benefits.............    (270,001)   (303,249)    (29,623)        419    (530,288)   (624,068)    (643,914)    (300,898)
 Surrenders.................  (4,520,382) (5,242,600) (1,295,318) (1,089,528) (2,318,013) (2,409,759) (12,704,526)  (9,339,440)
 Administrative expenses....     (55,870)    (62,292)    (30,968)    (33,927)    (32,746)    (35,329)    (441,359)    (424,162)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,450,988) (2,115,372)   (369,767)   (814,753)   (210,894)     35,719     (357,635)  (2,817,386)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,262,196) (7,709,327) (1,705,205) (1,727,232) (3,087,606) (2,955,718) (13,390,951) (10,607,574)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................  (7,129,884) (4,783,728) (1,892,413) (1,153,980) (1,868,138) (1,022,553) (23,154,528)   3,929,194
Net assets at beginning
 of year....................  42,219,071  47,002,799   8,938,341  10,092,321  19,585,327  20,607,880  114,691,684  110,762,490
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of year... $35,089,187  42,219,071   7,045,928   8,938,341  17,717,189  19,585,327   91,537,156  114,691,684
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............     209,267     236,000      56,900     113,007      89,971   2,029,175    1,514,713    6,100,179
 Units redeemed.............    (426,393)   (578,481)   (187,579)   (258,385)   (283,404) (2,237,056)  (2,349,766)  (6,864,571)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (217,126)   (342,481)   (130,679)   (145,378)   (193,433)   (207,881)    (835,053)    (764,392)
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ===========

                             -----------------------
                                OPPENHEIMER HIGH
                                INCOME FUND/VA --
                               NON-SERVICE SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    570,406     377,976
 Net realized gain
   (loss) on investments.... (1,846,208) (5,412,700)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,048,560   5,954,477
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (227,242)    919,753
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     71,604      40,717
 Death benefits.............   (151,846)   (117,448)
 Surrenders.................   (810,210) (1,062,356)
 Administrative expenses....    (12,782)    (13,716)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............       (109)   (137,918)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (903,343) (1,290,721)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,130,585)   (370,968)
Net assets at beginning
 of year....................  7,581,181   7,952,149
                             ----------  ----------
Net assets at end of year...  6,450,596   7,581,181
                             ==========  ==========
Change in units (note 5):
 Units purchased............    233,964     863,318
 Units redeemed.............   (330,480) (1,060,655)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (96,516)   (197,337)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                                                         OPPENHEIMER MAIN STREET   OPPENHEIMER SMALL- &    OPPENHEIMER SMALL-
                                  OPPENHEIMER MAIN          SMALL- & MID-CAP          MID-CAP GROWTH        & MID-CAP GROWTH
                                 STREET FUND/VA --            FUND(R)/VA --             FUND/VA --             FUND/VA --
                                   SERVICE SHARES            SERVICE SHARES         NON-SERVICE SHARES       SERVICE SHARES
                             -------------------------  ------------------------  ----------------------  --------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2011          2010         2011         2010        2011        2010        2011       2010
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,168,664)  (1,472,852)  (1,411,813)  (1,086,762)   (401,958)   (362,727)   (53,246)   (39,401)
 Net realized gain
   (loss) on investments....    7,805,878    9,114,373    5,696,844    4,416,302     393,982    (704,720)    53,571   (123,412)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (9,468,643)  20,190,410   (7,380,714)  18,843,881      68,955   7,218,703   (254,792)   707,820
 Capital gain
   distribution.............           --           --           --           --          --          --         --         --
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (3,831,429)  27,831,931   (3,095,683)  22,173,421      60,979   6,151,256   (254,467)   545,007
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............    1,710,188    5,519,685      921,109    1,714,649      57,221      68,927     20,892     23,660
 Death benefits.............     (474,322)    (233,549)    (264,807)    (210,719)   (119,906)   (212,898)     8,658         --
 Surrenders.................  (16,344,060) (11,504,935)  (8,832,452)  (5,176,819) (3,287,120) (2,818,363)  (488,511)  (423,399)
 Administrative expenses....     (996,551)    (907,761)    (544,367)    (349,380)    (40,063)    (37,578)    (8,826)    (7,575)
 Capital contribution
   (withdrawal).............           --           --           --           --          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (1,621,609)  56,808,987   (1,669,394)  50,054,409     699,768    (552,004)   674,791    568,585
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (17,726,354)  49,682,427  (10,389,911)  46,032,140  (2,690,100) (3,551,916)   207,004    161,271
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (21,557,783)  77,514,358  (13,485,594)  68,205,561  (2,629,121)  2,599,340    (47,463)   706,278
Net assets at beginning
 of year....................  199,987,692  122,473,334  113,140,992   44,935,431  29,147,218  26,547,878  3,002,076  2,295,798
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
Net assets at end of year... $178,429,909  199,987,692   99,655,398  113,140,992  26,518,097  29,147,218  2,954,613  3,002,076
                             ============  ===========  ===========  ===========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............    3,182,039   28,384,848    1,993,037   12,775,589     156,572     269,143    196,114    111,778
 Units redeemed.............   (5,030,438) (21,726,205)  (2,690,624)  (6,997,903)   (188,746)   (456,482)  (198,782)  (102,322)
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,848,399)   6,658,643     (697,587)   5,777,686     (32,174)   (187,339)    (2,668)     9,456
                             ============  ===========  ===========  ===========  ==========  ==========  =========  =========

                                 PIMCO VARIABLE
                                 INSURANCE TRUST
                             ----------------------


                             ALL ASSET PORTFOLIO --
                              ADVISOR CLASS SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  1,379,103     963,137
 Net realized gain
   (loss) on investments....    (88,236)    124,687
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (1,346,878)    404,490
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (56,011)  1,492,314
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     99,395     925,959
 Death benefits.............    (36,934)    (24,325)
 Surrenders................. (1,601,005) (1,658,382)
 Administrative expenses....    (58,292)    (41,918)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (3,884,102) 12,773,532
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,480,938) 11,974,866
                             ----------  ----------
Increase (decrease) in
 net assets................. (5,536,949) 13,467,180
Net assets at beginning
 of year.................... 24,304,568  10,837,388
                             ----------  ----------
Net assets at end of year... 18,767,619  24,304,568
                             ==========  ==========
Change in units (note 5):
 Units purchased............  1,423,874   1,388,072
 Units redeemed............. (1,865,404)   (411,137)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (441,530)    976,935
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                             FOREIGN BOND PORTFOLIO                                 LONG-TERM U.S.
                             (U.S. DOLLAR HEDGED) --  HIGH YIELD PORTFOLIO --  GOVERNMENT PORTFOLIO --  LOW DURATION PORTFOLIO --
                                 ADMINISTRATIVE           ADMINISTRATIVE            ADMINISTRATIVE           ADMINISTRATIVE
                                  CLASS SHARES             CLASS SHARES              CLASS SHARES             CLASS SHARES
                             ----------------------  ------------------------  -----------------------  ------------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                2011        2010         2011         2010        2011         2010         2011         2010
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   24,700     133,456    5,490,861    6,021,007     480,414    1,983,980      (87,473)     536,527
 Net realized gain
   (loss) on investments....    (14,187)     30,641    2,698,744    6,115,070   1,286,005     (788,213)   1,602,437    3,234,541
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    155,227     167,643   (6,000,298)     758,452   6,648,458    3,875,425   (2,895,109)   4,482,850
 Capital gain
   distribution.............     41,183      22,285           --           --     846,679           --           --           --
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    206,923     354,025    2,189,307   12,894,529   9,261,556    5,071,192   (1,380,145)   8,253,918
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     11,946       5,856      915,449    2,104,210     201,812    1,135,764    1,821,097    6,520,434
 Death benefits.............    (58,661)    (48,890)    (568,985)    (305,857)   (319,965)    (451,833)    (506,357)    (211,896)
 Surrenders.................   (622,019) (1,377,797) (12,542,640) (11,521,794) (5,766,718)  (7,629,194) (23,553,025) (16,039,210)
 Administrative expenses....     (6,907)     (8,080)    (424,706)    (413,858)   (107,400)    (141,558)  (1,345,869)  (1,285,988)
 Capital contribution
   (withdrawal).............         --          --           --           --          --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (266,316)    708,021   (8,082,218)  (2,417,831) (3,508,902) (32,237,912)   4,488,842  (29,843,188)
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (941,957)   (720,890) (20,703,100) (12,555,130) (9,501,173) (39,324,733) (19,095,312) (40,859,848)
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................   (735,034)   (366,865) (18,513,793)     339,399    (239,617) (34,253,541) (20,475,457) (32,605,930)
Net assets at beginning
 of year....................  4,984,592   5,351,457  113,843,343  113,503,944  41,298,622   75,552,163  248,280,704  280,886,634
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of year... $4,249,558   4,984,592   95,329,550  113,843,343  41,059,005   41,298,622  227,805,247  248,280,704
                             ==========  ==========  ===========  ===========  ==========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............     48,213     108,731    1,635,423    6,438,551     696,039    2,639,326    5,256,959   23,095,121
 Units redeemed.............   (110,154)   (157,299)  (2,950,539)  (7,103,237) (1,244,062)  (5,642,886)  (6,878,438) (26,697,750)
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (61,941)    (48,568)  (1,315,116)    (664,686)   (548,023)  (3,003,560)  (1,621,479)  (3,602,629)
                             ==========  ==========  ===========  ===========  ==========  ===========  ===========  ===========

                             -------------------------

                             TOTAL RETURN PORTFOLIO --
                                  ADMINISTRATIVE
                                   CLASS SHARES
                             ------------------------

                             -------------------------
                                 2011         2010
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   4,256,505   17,122,344
 Net realized gain
   (loss) on investments....   4,315,750   12,548,171
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (6,283,919)    (471,870)
 Capital gain
   distribution.............   5,704,209      824,135
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   7,992,545   30,022,780
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   2,939,842    8,549,544
 Death benefits.............  (2,107,988)  (3,006,258)
 Surrenders................. (58,097,645) (52,062,870)
 Administrative expenses....  (1,626,493)  (1,718,675)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (21,275,020)  76,765,797
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (80,167,304)  28,527,538
                             -----------  -----------
Increase (decrease) in
 net assets................. (72,174,759)  58,550,318
Net assets at beginning
 of year.................... 464,840,148  406,289,830
                             -----------  -----------
Net assets at end of year... 392,665,389  464,840,148
                             ===========  ===========
Change in units (note 5):
 Units purchased............   6,125,199   25,786,148
 Units redeemed............. (11,375,225) (22,704,244)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (5,250,026)   3,081,904
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              RYDEX VARIABLE TRUST                THE ALGER PORTFOLIOS
                             ----------------------  ----------------------------------------------
                                                         ALGER LARGE CAP     ALGER SMALL CAP GROWTH
                                    NASDAQ --          GROWTH PORTFOLIO --        PORTFOLIO --
                                   100(R) FUND          CLASS I-2 SHARES        CLASS I-2 SHARES
                             ----------------------  ----------------------  ----------------------
                                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2011        2010        2011        2010        2011        2010
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (87,147)    (84,879)   (162,241)   (269,784)   (466,130)   (469,088)
 Net realized gain
   (loss) on investments....    404,591     551,982     811,791    (357,970)  2,362,148   1,450,009
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (466,535)    200,091  (1,120,933)  4,731,209  (3,225,981)  5,851,303
 Capital gain
   distribution.............         --          --          --          --          --          --
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (149,091)    667,194    (471,383)  4,103,455  (1,329,963)  6,832,224
                             ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     13,952      47,019     174,729      56,374      30,028      31,449
 Death benefits.............    (41,468)    (20,874)   (595,685)   (266,321)   (349,857)   (268,097)
 Surrenders.................   (720,560)   (770,175) (4,414,212) (4,593,348) (4,349,046) (3,353,149)
 Administrative expenses....    (15,062)    (14,990)    (61,814)    (67,194)    (50,006)    (54,213)
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    755,961  (1,350,103)   (933,613)   (542,722)   (509,222)   (173,783)
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     (7,177) (2,109,123) (5,830,595) (5,413,211) (5,228,103) (3,817,793)
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (156,268) (1,441,929) (6,301,978) (1,309,756) (6,558,066)  3,014,431
Net assets at beginning
 of year....................  5,295,297   6,737,226  38,884,981  40,194,737  35,105,646  32,091,215
                             ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $5,139,029   5,295,297  32,583,003  38,884,981  28,547,580  35,105,646
                             ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    856,388     966,682     116,159     626,413     322,069     743,775
 Units redeemed.............   (801,324) (1,345,918)   (540,002) (1,069,318)   (709,872) (1,077,908)
                             ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     55,064    (379,236)   (423,843)   (442,905)   (387,803)   (334,133)
                             ==========  ==========  ==========  ==========  ==========  ==========

                                      THE PRUDENTIAL SERIES FUND
                             --------------------------------------------
                              JENNISON 20/20 FOCUS
                                  PORTFOLIO --       JENNISON PORTFOLIO --
                                 CLASS II SHARES        CLASS II SHARES
                             ----------------------  --------------------

                             ---------------------------------- ---------
                                2011        2010        2011       2010
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (174,068)   (251,311)   (46,847)   (44,128)
 Net realized gain
   (loss) on investments....    739,038     225,444    100,564     54,881
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,109,310)     73,186   (218,044)   222,679
 Capital gain
   distribution.............         --          --         --         --
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (544,340)     47,319   (164,327)   233,432
                             ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     83,467     113,989     18,467     12,114
 Death benefits.............     20,967     (34,475)    (4,760)    (2,981)
 Surrenders................. (1,786,899) (2,509,760)  (304,783)  (177,382)
 Administrative expenses....    (30,945)    (48,784)    (6,019)    (5,888)
 Capital contribution
   (withdrawal).............         --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (2,354,884) (2,867,439)   591,760   (285,365)
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (4,068,294) (5,346,469)   294,665   (459,502)
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets................. (4,612,634) (5,299,150)   130,338   (226,070)
Net assets at beginning
 of year.................... 13,901,261  19,200,411  2,678,100  2,904,170
                             ----------  ----------  ---------  ---------
Net assets at end of year...  9,288,627  13,901,261  2,808,438  2,678,100
                             ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     78,396   1,564,642    104,924     19,717
 Units redeemed.............   (288,921) (1,905,617)   (94,384)   (62,278)
                             ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (210,525)   (340,975)    10,540    (42,561)
                             ==========  ==========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                 WELLS FARGO VARIABLE
                                       THE PRUDENTIAL SERIES FUND (CONTINUED)                            TRUST
                             -----------------------------------------------------------------  ----------------------
                                                                            SP PRUDENTIAL U.S.
                                 NATURAL RESOURCES      SP INTERNATIONAL       EMERGING          WELLS FARGO ADVANTAGE
                                    PORTFOLIO --        GROWTH PORTFOLIO -- GROWTH PORTFOLIO --     VT OMEGA GROWTH
                                  CLASS II SHARES       CLASS II SHARES     CLASS II SHARES         FUND -- CLASS 2
                             -------------------------  ------------------  ------------------  ----------------------
                                                                                                           PERIOD FROM
                                                                                                            JULY 16 TO
                                                    YEAR ENDED DECEMBER 31,                                DECEMBER 31,
                             ----------------------------------------------------------------------------  ------------
                                 2011          2010      2011      2010      2011      2010        2011        2010
                             ------------  -----------   ------    ------    ------    ------   ---------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (584,482)    (673,654)   (152)      (51)     (118)     (306)     (49,528)    (14,763)
 Net realized gain
   (loss) on investments....    2,711,300      582,131    (460)     (546)      486        21      154,022      52,536
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (10,176,962)   7,662,995  (1,835)    2,219      (259)    4,286     (429,914)    453,251
 Capital gain
   distribution.............           --           --      --        --        --        --       23,974          --
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............   (8,050,144)   7,571,472  (2,447)    1,622       109     4,001     (301,446)    491,024
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............      427,955    1,126,291      --        --        --        --       10,346      18,486
 Death benefits.............     (260,245)     (27,791)     --        --        --        --      (36,489)     (7,014)
 Surrenders.................   (3,529,795)  (4,534,753)   (715)     (730)   (2,239)      (89)    (254,548)   (118,017)
 Administrative expenses....     (145,292)    (174,914)    (16)      (19)      (67)      (61)     (10,398)     (2,629)
 Capital contribution
   (withdrawal).............           --           --      --        --        --        --           --          --
    Transfers between
     subaccounts
     (including fixed
     account), net..........   (3,886,847) (11,350,370)     --        (2)       63     1,222    2,751,068   2,319,443
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (7,394,224) (14,961,537)   (731)     (751)   (2,243)    1,072    2,459,979   2,210,269
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
Increase (decrease) in
 net assets.................  (15,444,368)  (7,390,065) (3,178)      871    (2,134)    5,073    2,158,533   2,701,293
Net assets at beginning
 of year....................   44,145,349   51,535,414  15,130    14,259    25,956    20,883    2,701,293          --
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
Net assets at end of year... $ 28,700,981   44,145,349  11,952    15,130    23,822    25,956    4,859,826   2,701,293
                             ============  ===========   ======    ======    ======    ======   =========   =========
Change in units (note 5):
 Units purchased............      718,231    2,387,132      --        --        --       102      311,770     422,411
 Units redeemed.............     (987,076)  (3,607,022)    (77)      (82)     (152)      (12)    (111,318)   (208,074)
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (268,845)  (1,219,890)    (77)      (82)     (152)       90      200,452     214,337
                             ============  ===========   ======    ======    ======    ======   =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2011

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, they may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective December 2, 2011, the Federated Insurance Series -- Federated Capital Income Fund II changed its name to Federated Insurance Series -- Federated Managed Volatility Fund II.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2 Fund.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 Fund.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares Fund changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares Fund.

   On April 29, 2011, DWS Variable Series II -- DWS Strategic Value VIP -- Class B Shares Fund was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares Fund.

   On April 29, 2011, DWS Variable Series II -- DWS Technology VIP -- Class B Shares Fund was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Capital Growth VIP -- Class B Shares Fund.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


   On April 29, 2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Large Cap Growth Fund -- Series I shares Fund was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares Fund.

   Effective November 19, 2010, the Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund -- Service Shares changed its name to the Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

   On July 16, 2010, the Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2 was liquidated and the cash was reinvested in the Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2.

   Effective June 1, 2010, as a result of the sale of the asset management business that advised the Van Kampen family of funds to Invesco Ltd., the assets and liabilities of The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; the assets and liabilities of the Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares; and the assets and liabilities of the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares.

   On April 30, 2010, both Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund -- Service Shares and Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund -- Service Shares were liquidated and the cash was reinvested in Genworth Enhanced International Index Fund -- Service Shares.

   Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, Janus Aspen Series -- Research Core Portfolio -- Institutional Shares, Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 were liquidated on April 30, 2010.

   The Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund -- Institutional Shares on April 30, 2010.

   The JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1 changed its name to JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 effective on
April 30, 2010.

   On April 30, 2010, the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, and the Legg Mason Partners Variable Equity Trust -- Legg Mason Clearbridge Variable Investors Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- Legg Mason Clearbridge Variable Large Cap Value Portfolio -- Class I.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares on April 30, 2010.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares effective April 30, 2010.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


   As a result of an organizational change, effective April 2010, the name of AIM Variable Insurance Funds was changed to AIM Variable Insurance Funds (Invesco Variable Insurance Funds). In addition, references to the names of certain Portfolios of AIM Variable Insurance Funds were changed as follows:

   AIM V.I. Basic Value Fund -- Series II shares was changed to Invesco V.I. Basic Value Fund -- Series II shares;
   AIM V.I. Capital Appreciation Fund -- Series I shares was changed to Invesco V.I. Capital Appreciation Fund -- Series I shares;
   AIM V.I. Capital Development Fund -- Series I shares was changed to Invesco V.I. Captial Development Fund -- Series I shares;
   AIM V.I. Core Equity Fund -- Series I shares was changed to Invesco V.I. Core Equity Fund -- Series I shares;
   AIM V.I. Global Real Estate Fund -- Series II shares was changed to Invesco V.I. Global Real Estate Fund -- Series II shares;
   AIM V.I. Government Securities Fund -- Series I shares was changed to Invesco V.I. Government Securities Fund -- Series I shares;
   AIM V.I. International Growth Fund -- Series II shares was changed to Invesco V.I. International Growth Fund -- Series II shares;
   AIM V.I. Large Cap Growth Fund -- Series I shares was changed to Invesco V.I. Large Cap Growth Fund -- Series I shares;
   AIM V.I. Technology Fund -- Series I shares was changed to Invesco V.I. Technology Fund -- Series I shares; and
   AIM V.I. Utilities Fund -- Series I shares was changed to Invesco V.I. Utilities Fund -- Series I shares.

   On April 30, 2010, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On March 12, 2010, Federated Insurance Series -- Federated Clover Value Fund II -- Primary Shares were liquidated and the cash was reinvested in Federated Capital Appreciation Fund II -- Primary Shares.

   As of December 31, 2011, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2010 through December 31, 2011.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2010 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2011.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2011, and there were no transfers between Level 1 and Level 2 during 2011.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   On September 30, 2011, the Board of Trustees for the Genworth Variable Insurance Trust (the "Trust") voted to terminate operations and liquidate the Portfolios of the Trust subject to shareholder approval of a Plan of Substitution. Under the Plan of Substitution, shares of the Trust Portfolios held in GLAIC separate accounts would be liquidated and substituted

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

for shares of other Portfolios available in GLAIC variable annuity contracts. In a vote held on January 12, 2012, shareholders (i.e., contract owners) voted to approve the Plan of Substitution. The transaction closed on January 27, 2012, at which time all GVIT Portfolio shares were liquidated and assets were transferred to various Portfolios available under GLAIC variable annuity contracts.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2011 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Basic
   Value Fund -- Series
   II shares.............. $   703,228 $ 3,497,293
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........     505,763   2,379,600
  Invesco V.I. Capital
   Development Fund --
   Series I shares........           0          54
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............     739,856   3,167,598
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      57,213      71,231
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................       4,188          92
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................   9,814,235  21,972,934
  Invesco V.I. Large Cap
   Growth Fund -- Series
   I shares...............           2       1,390
  Invesco V.I.
   Technology Fund --
   Series I shares........          22         225
  Invesco V.I. Utilities
   Fund -- Series I
   shares.................         154          24
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series I
   shares.................       1,178          19
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series II
   shares.................     357,355   1,796,268
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......   7,161,859  14,616,195
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............   4,487,408   4,732,979
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................   3,265,309   7,236,176
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................   2,900,145   4,144,195
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...   3,587,730  17,348,992
  AllianceBernstein
   International Value
   Portfolio -- Class B...  23,013,100  21,084,199
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...   1,490,008   4,468,200
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...   8,852,574   9,066,656
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  23,537,938  34,658,955
American Century
  Variable
  Portfolios, Inc.
  VP Income & Growth
   Fund -- Class I........      65,077      96,749
  VP International Fund
   -- Class I.............     250,604     252,428
  VP Ultra(R) Fund --
   Class I................       5,135       8,238
  VP Value Fund -- Class
   I......................       5,624     112,941
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............   3,805,555   3,945,729
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  71,012,603  91,203,133
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......   2,365,031   2,573,353
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................   4,549,096   5,276,745
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.   3,637,177  13,046,034
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................  10,991,060  20,343,144

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- ------------
DWS Variable Series II
  DWS Capital Growth VIP
   -- Class B Shares...... $    13,165 $      1,995
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........      24,434       44,697
  DWS Large Cap Value
   VIP -- Class B Shares..      85,356        5,365
  DWS Strategic Value
   VIP -- Class B Shares..       1,683       85,093
  DWS Technology VIP --
   Class B Shares.........           0       11,946
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........      42,294       59,853
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.   1,074,885      969,773
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................     241,265      429,732
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............  10,296,475   14,423,590
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......     313,761    2,382,913
  Federated High Income
   Bond Fund II --
   Primary Shares.........   6,919,311    9,365,705
  Federated High Income
   Bond Fund II --
   Service Shares.........  16,671,039   20,173,264
  Federated Kaufmann
   Fund II -- Service
   Shares.................  12,654,819   16,438,349
  Federated Managed
   Volatility Fund II.....   1,097,326    1,576,807
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................   2,842,409   12,724,280
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................   1,550,210    5,211,597
  VIP Balanced Portfolio
   -- Service Class 2.....  20,506,978   19,626,427
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................   7,555,366   32,324,252
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................  19,440,197   38,636,265
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................     214,196      696,525
  VIP Equity-Income
   Portfolio -- Initial
   Class..................   5,187,985   22,603,841
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   4,411,298   20,328,771
  VIP Growth & Income
   Portfolio -- Initial
   Class..................   2,601,781    6,014,930
  VIP Growth & Income
   Portfolio -- Service
   Class 2................   1,463,737    4,134,866
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................   1,311,956    2,001,897
  VIP Growth Portfolio
   -- Initial Class.......   3,123,869   13,917,173
  VIP Growth Portfolio
   -- Service Class 2.....   4,869,996    8,809,318
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........   7,724,356    4,989,242
  VIP Mid Cap Portfolio
   -- Initial Class.......         437          291
  VIP Mid Cap Portfolio
   -- Service Class 2.....  13,938,503   44,900,636
  VIP Overseas Portfolio
   -- Initial Class.......   1,533,731    6,293,245
  VIP Value Strategies
   Portfolio -- Service
   Class 2................   4,585,461    5,558,569
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........  73,570,031  153,168,017
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.      41,866       85,724
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........   8,386,898   22,700,820
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........   9,028,912   15,353,519
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........   2,664,447    4,512,892
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........     254,768      322,487
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........   3,187,997    2,627,293
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........   1,425,162    2,795,135

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares...... $    920,628 $  3,697,779
  Income Fund -- Class 1
   Shares.................    7,456,173   12,464,635
  International Equity
   Fund -- Class 1 Shares.      370,571    3,281,719
  Mid-Cap Equity Fund --
   Class 1 Shares.........   11,279,419   24,836,650
  Money Market Fund.......  376,983,899  386,650,067
  Premier Growth Equity
   Fund -- Class 1 Shares.    1,837,685    8,632,925
  Real Estate Securities
   Fund -- Class 1 Shares.   14,270,709   22,965,303
  S&P 500(R) Index Fund...   12,120,396   45,570,112
  Small-Cap Equity Fund
   -- Class 1 Shares......    3,820,675   13,739,057
  Total Return Fund --
   Class 1 Shares.........  110,517,630  206,297,884
  Total Return Fund --
   Class 3 Shares.........   71,592,465  175,920,293
  U.S. Equity Fund --
   Class 1 Shares.........    1,273,834    6,939,807
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares.........    9,688,863   10,562,357
  Genworth Davis NY
   Venture Fund --
   Service Shares.........    6,313,541    4,256,310
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......    9,083,532   10,350,081
  Genworth Enhanced
   International Index
   Fund -- Service Shares.    1,524,032    2,044,702
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................   33,856,268   52,937,380
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.   12,794,280   16,457,088
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........   38,496,041   44,977,734
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.   20,980,049   15,491,130
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...      867,540    2,695,052
  Goldman Sachs Mid Cap
   Value Fund.............    7,375,296   18,580,356
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...    1,034,292    1,515,278
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...      314,217      444,668
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................      121,247      138,558
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...      160,869      149,342
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................      118,719      142,766
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...      135,230      143,417
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...       65,931      107,562
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...           37        3,328
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...      444,481      427,086
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...   12,872,742   23,574,106
  Balanced Portfolio --
   Service Shares.........   24,942,857   42,244,350
  Enterprise Portfolio
   -- Institutional
   Shares.................    1,408,934   12,506,361
  Enterprise Portfolio
   -- Service Shares......    1,673,269    3,298,033
  Flexible Bond
   Portfolio --
   Institutional Shares...    4,720,133    6,696,546
  Forty Portfolio --
   Institutional Shares...    1,461,387   11,598,576
  Forty Portfolio --
   Service Shares.........    8,083,966   15,355,756
  Global Technology
   Portfolio -- Service
   Shares.................    2,418,192    3,900,057
  Janus Portfolio --
   Institutional Shares...    1,461,145   12,410,093
  Janus Portfolio --
   Service Shares.........      209,694    1,222,318
  Overseas Portfolio --
   Institutional Shares...    5,959,211   22,166,274
  Overseas Portfolio --
   Service Shares.........      220,980    4,275,941

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------            ------------ ------------
  Worldwide Portfolio --
   Institutional Shares.. $  1,354,461 $ 12,064,217
  Worldwide Portfolio --
   Service Shares........      591,494    1,576,211
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II..............    2,876,338    3,265,268
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I..    1,137,104      923,724
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II.    1,209,627    2,399,607
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I..      552,446    2,197,764
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I...............    1,220,923    2,392,908
Legg Mason Partners
  Variable Income Trust
  Legg Mason Western
   Asset Variable
   Strategic Bond
   Portfolio -- Class I..    3,089,459    3,805,586
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................      904,166    2,920,685
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      616,102    2,831,458
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........   12,044,717   13,831,682
  MFS(R) Strategic
   Income Series --
   Service Class Shares..       13,158       11,557
  MFS(R) Total Return
   Series -- Service
   Class Shares..........    8,613,493   20,451,228
  MFS(R) Utilities
   Series -- Service
   Class Shares..........    6,724,739   11,121,472
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....    1,136,000    3,412,256
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................    4,556,375    9,991,725
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.    2,665,478    9,379,703
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....      589,345    2,405,388
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....    2,305,545    4,571,717
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........   17,650,567   31,730,146
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....    1,744,744    2,073,204
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........   29,794,358   49,582,583
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........   22,972,341   34,385,575
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....    2,099,968    5,232,168
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................    3,027,498    2,819,011
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   20,384,548   23,989,124
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........      886,870    1,760,321
  High Yield Portfolio
   -- Administrative
   Class Shares..........   32,123,027   47,099,333
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   14,668,079   22,785,549
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   66,737,910   85,499,990
  Total Return Portfolio
   -- Administrative
   Class Shares..........  106,765,875  176,745,315
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..    4,299,059    4,394,705
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............    2,282,407    8,296,598
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............    4,114,170    9,804,947
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................    1,401,504    5,640,229
  Jennison Portfolio --
   Class II Shares.......    1,630,688    1,382,870
  Natural Resources
   Portfolio -- Class II
   Shares................   13,245,361   21,141,826
  SP International
   Growth Portfolio --
   Class II Shares.......           63          947
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares................          269        2,631
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............    3,892,602    1,456,926

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.40% of the daily value of
 (INCLUDING BENEFIT RIDERS)             the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

   Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


  (D) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Trust") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to the Trust. As compensation for its services, GFWM is paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows:
0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. As discussed in note
(2)(f), "Subsequent Events," the Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2011 and 2010 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2011, 2010, 2009, 2008 and 2007 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2011 and were available to contract owners during 2011.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. Basic Value Fund --
   Series II shares
   2011............................ 1.45% to 2.30%   774,885 11.28 to  7.67  8,255    0.58%    (4.79)% to  (5.61)%
   2010............................ 1.45% to 2.30% 1,024,833 11.85 to  8.13 11,426    0.34%      5.40% to    4.49%
   2009............................ 1.45% to 2.30% 1,244,958 11.24 to  7.78 13,225    1.21%     45.60% to   44.34%
   2008............................ 1.45% to 2.30% 1,471,353  7.72 to  5.39 10,642    2.32%   (52.60)% to (53.01)%
   2007............................ 1.45% to 2.30% 1,659,393 16.29 to 11.47 25,722    0.36%    (0.11)% to  (0.98)%
 Invesco V.I. Capital Appreciation
   Fund -- Series I shares
   2011............................ 0.75% to 2.10% 1,400,677  5.89 to  8.32  8,458    0.15%    (8.60)% to  (9.84)%
   2010............................ 0.75% to 2.10% 1,661,457  6.44 to  9.23 11,055    0.72%     14.62% to   13.07%
   2009............................ 0.75% to 2.10% 2,055,902  5.62 to  8.16 12,020    0.62%     20.17% to   18.54%
   2008............................ 0.75% to 2.10% 2,405,091  4.68 to  6.89 11,716    0.00%   (42.92)% to (43.70)%
   2007............................ 0.75% to 2.10% 3,057,845  8.19 to 12.23 25,929    0.00%     11.17% to    9.65%
 Invesco V.I. Capital Development
   Fund -- Series I shares
   2011............................ 0.75% to 0.75%       507 13.00 to 13.00      7    0.00%    (7.85)% to  (7.85)%
   2010............................ 0.75% to 0.75%       507 14.10 to 14.10      7    0.00%     17.89% to   17.89%
   2009............................ 0.75% to 0.75%       507 11.96 to 11.96      6    0.00%     41.30% to   41.30%
   2008............................ 0.75% to 0.75%     2,002  8.47 to  8.47     17    1.66%   (47.42)% to (47.42)%
   2007............................ 0.75% to 0.75%     1,328 16.10 to 16.10     21    3.05%     10.01% to   10.01%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2011............................ 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715    0.93%    (0.81)% to  (2.36)%
   2010............................ 0.75% to 2.30% 1,232,784  9.73 to 10.39 13,194    0.94%      8.73% to    7.04%
   2009............................ 0.75% to 2.30% 1,515,620  8.95 to  9.71 15,053    1.76%     27.34% to   25.35%
   2008............................ 0.75% to 2.30% 1,854,854  7.03 to  7.75 14,617    2.07%   (30.67)% to (31.75)%
   2007............................ 0.75% to 2.30% 2,208,336 10.14 to 11.35 25,386    1.02%      7.30% to    5.62%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2011............................ 1.45% to 2.20%    21,340 11.18 to  6.37    208    3.66%    (8.08)% to  (8.78)%
   2010............................ 1.45% to 2.20%    22,456 12.16 to  6.98    242    4.63%     15.54% to   14.66%
   2009............................ 1.45% to 2.20%    43,366 10.53 to  6.09    396    0.00%     29.20% to   28.21%
   2008............................ 1.45% to 2.20%    47,714  8.15 to  4.75    339   15.03%   (45.52)% to (45.94)%
   2007............................ 1.45% to 2.20%    17,946 14.96 to 11.71    242   10.30%    (7.14)% to  (7.85)%
 Invesco V.I. Government
   Securities Fund -- Series I
   shares
   2011............................ 0.75% to 0.75%       441 16.67 to 16.67      7    1.77%      7.10% to    7.10%
   2010............................ 0.75% to 0.75%       183 15.56 to 15.56      3    7.16%      4.61% to    4.61%
   2009............................ 0.75% to 0.75%       183 14.88 to 14.88      3    4.44%    (0.61)% to  (0.61)%
   2008............................ 0.75% to 0.75%     1,504 14.97 to 14.97     22    4.17%     11.47% to   11.47%
   2007............................ 0.75% to 0.75%     1,558 13.43 to 13.43     21    5.18%      5.54% to    5.54%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                            NET    INVESTMENT
                                  % OF AVERAGE                           ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------- ---------- --------------------
 Invesco V.I. International
   Growth Fund -- Series II
   shares
   2011......................... 1.45% to 2.55% 4,522,712 13.89 to  7.83  47,445   1.18%     (8.34)% to  (9.36)%
   2010......................... 1.45% to 2.55% 5,363,817 15.15 to  8.64  64,184   1.64%      10.98% to    9.74%
   2009......................... 1.45% to 2.55% 6,644,958 13.65 to  7.88  67,967   1.42%      32.96% to   31.47%
   2008......................... 1.45% to 2.55% 6,349,635 10.27 to  5.99  51,090   0.49%    (41.39)% to (42.05)%
   2007......................... 1.45% to 2.55% 5,648,638 17.52 to 10.34  89,441   0.47%      12.75% to    5.07%
 Invesco V.I. Technology Fund
   -- Series I shares
   2011......................... 0.75% to 0.75%     3,191  3.46 to  3.46      11   0.19%     (5.76)% to  (5.76)%
   2010......................... 0.75% to 0.75%     3,227  3.67 to  3.67      12   0.00%      20.39% to   20.39%
   2009......................... 0.75% to 0.75%     3,240  3.05 to  3.05      10   0.00%      56.18% to   56.18%
   2008......................... 0.75% to 0.75%     3,253  1.95 to  1.95       6   0.00%    (44.92)% to (44.92)%
   2007......................... 0.75% to 0.75%     3,184  3.55 to  3.55      11   0.00%       6.89% to    6.89%
 Invesco V.I. Utilities Fund --
   Series I shares
   2011......................... 0.75% to 0.75%       302 11.97 to 11.97       4   3.34%      15.58% to   15.58%
   2010......................... 0.75% to 0.75%       298 10.36 to 10.36       3   3.72%       5.50% to    5.50%
   2009......................... 0.75% to 0.75%       279  9.82 to  9.82       3   4.76%      14.07% to   14.07%
   2008......................... 0.75% to 0.75%       404  8.61 to  8.61       3   3.05%    (32.86)% to (32.86)%
   2007......................... 0.75% to 0.75%       290 12.82 to 12.82       4   2.00%      19.73% to   19.73%
 Invesco Van Kampen V.I.
   Capital Growth Fund --
   Series I shares
   2011(4)...................... 1.45% to 1.45%       117  8.54 to  8.54       1   0.00%    (20.82)% to (20.82)%
 Invesco Van Kampen V.I.
   Capital Growth Fund --
   Series II shares
   2011......................... 1.45% to 2.20%   498,350 13.67 to 11.22   5,710   0.00%     (7.74)% to  (8.45)%
   2010......................... 1.45% to 2.20%   607,306 14.82 to 12.25   7,547   0.00%      17.83% to   16.94%
   2009......................... 1.45% to 2.20%   728,917 12.58 to 10.48   7,696   0.00%      63.24% to   62.00%
   2008......................... 1.45% to 2.20%   768,760  7.71 to  6.47   4,972   0.20%    (49.85)% to (50.24)%
   2007......................... 1.45% to 2.20%   889,144 15.37 to 12.99  11,432   0.00%      14.94% to   14.06%
 Invesco Van Kampen V.I.
   Comstock Fund -- Series II
   shares
   2011......................... 1.45% to 2.55% 3,207,247 14.40 to  7.68  39,325   1.37%     (3.52)% to  (4.60)%
   2010......................... 1.45% to 2.55% 3,775,362 14.93 to  8.05  48,250   0.14%      14.02% to   12.75%
   2009......................... 1.45% to 2.55% 4,892,907 13.09 to  7.14  55,253   4.31%      26.55% to   25.13%
   2008......................... 1.45% to 2.55% 5,740,584 10.35 to  5.70  51,764   2.74%    (36.73)% to (37.44)%
   2007......................... 1.45% to 2.55% 9,721,170 16.35 to  9.12 131,463   1.56%     (3.75)% to (12.88)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Invesco Van Kampen V.I.
   Equity and Income Fund --
   Series II shares
   2011.......................... 1.45% to 2.55%  1,447,561  9.64 to  9.15  13,588   1.75%     (2.73)% to  (3.81)%
   2010.......................... 1.45% to 2.55%  1,478,343  9.91 to  9.51  14,342   1.92%      10.41% to    9.18%
   2009.......................... 1.45% to 2.55%  1,446,343  8.97 to  8.71  12,783   2.83%      20.71% to   19.37%
   2008.......................... 1.45% to 2.55%  1,246,305  7.43 to  7.30   9,170   3.20%    (23.80)% to (24.65)%
   2007.......................... 1.45% to 2.55%    729,990  9.76 to  9.68   7,085   0.59%     (3.59)% to  (4.67)%
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2011.......................... 1.45% to 2.55%  2,344,972  8.93 to  8.51  20,197   2.23%     (4.46)% to  (5.52)%
   2010.......................... 1.45% to 2.55%  2,786,369  9.35 to  9.00  25,232   2.62%       8.70% to    7.49%
   2009.......................... 1.45% to 2.55%  3,039,389  8.60 to  8.38  25,460   0.82%      22.65% to   21.28%
   2008.......................... 1.45% to 2.55%  2,363,636  7.01 to  6.91  16,167   3.18%    (31.22)% to (31.99)%
   2007.......................... 1.45% to 2.55%    724,121 10.19 to 10.15   7,350   0.00%       5.66% to    4.49%
 AllianceBernstein Global
   Thematic Growth Portfolio
   -- Class B
   2011.......................... 1.45% to 2.10%    296,320 12.13 to  8.38   3,257   0.37%    (24.52)% to (25.02)%
   2010.......................... 1.45% to 2.10%    394,801 16.07 to 11.18   5,915   2.17%      16.86% to   16.09%
   2009.......................... 1.45% to 2.10%    506,727 13.75 to  9.63   6,577   0.00%      50.92% to   49.93%
   2008.......................... 1.45% to 2.10%    352,242  9.11 to  6.42   3,098   0.00%    (48.23)% to (48.57)%
   2007.......................... 1.45% to 2.10%    367,210 17.60 to 12.49   6,431   0.00%      18.15% to   17.36%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2011.......................... 1.15% to 2.30%  4,512,491 13.69 to  9.56  52,198   1.11%       4.85% to    3.64%
   2010.......................... 1.15% to 2.30%  5,683,543 13.06 to  9.22  62,977   0.00%      11.50% to   10.21%
   2009.......................... 1.15% to 2.30%  6,922,845 11.71 to  8.37  68,933   3.49%      18.97% to   17.58%
   2008.......................... 1.15% to 2.30%  8,422,022  9.84 to  7.12  70,944   4.34%    (41.38)% to (42.06)%
   2007.......................... 1.15% to 2.30% 10,474,263 16.79 to 12.28 151,327   1.54%       3.65% to    2.44%
 AllianceBernstein International
   Value Portfolio -- Class B
   2011.......................... 1.45% to 2.55% 10,820,026  8.34 to  4.67  66,148   3.98%    (20.60)% to (21.49)%
   2010.......................... 1.45% to 2.55% 10,331,067 10.51 to  5.95  81,554   2.85%       2.79% to    1.64%
   2009.......................... 1.45% to 2.55% 11,097,457 10.22 to  5.86  87,523   1.12%      32.41% to   30.93%
   2008.......................... 1.45% to 2.55% 11,076,363  7.72 to  4.47  68,474   2.08%    (53.96)% to (54.48)%
   2007.......................... 1.45% to 2.55% 12,061,917 16.77 to  9.83 180,154   2.45%       4.04% to  (2.59)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2011.......................... 1.45% to 2.30%  1,651,187 12.53 to  9.36  11,456   0.09%     (5.15)% to  (5.96)%
   2010.......................... 1.45% to 2.30%  2,031,713 13.21 to  9.95  14,888   0.28%       8.24% to    7.31%
   2009.......................... 1.45% to 2.30%  2,483,124 12.21 to  9.27  16,764   0.00%      35.12% to   33.95%
   2008.......................... 1.45% to 2.30%  2,968,259  9.03 to  6.92  14,864   0.00%    (40.69)% to (41.21)%
   2007.......................... 1.45% to 2.30%  3,521,483 15.23 to 11.77  29,206   0.00%      11.96% to   10.99%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2011.......................... 1.45% to 1.95%  1,584,521 10.92 to 10.61  17,205   0.00%       2.69% to    2.17%
   2010.......................... 1.45% to 2.30%  1,559,796 10.63 to 10.21  16,698   0.00%      34.61% to   33.45%
   2009.......................... 1.45% to 2.20%    725,939  7.90 to  7.68   5,848   0.00%      39.23% to   38.18%
   2008.......................... 1.45% to 2.20%    791,595  5.67 to  5.56   4,590   0.00%    (46.41)% to (46.82)%
   2007.......................... 1.45% to 1.70%  1,047,111 10.59 to 10.19  11,344   0.00%      12.04% to   11.75%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2011.......................... 1.45% to 2.55%  6,534,567 12.93 to 12.09  81,354   4.03%      10.13% to    8.90%
   2010.......................... 1.45% to 2.55%  7,721,667 11.74 to 11.10  87,434   1.66%       3.57% to    2.42%
   2009.......................... 1.45% to 2.55% 11,759,735 11.34 to 10.84 128,852   1.88%       8.64% to    7.43%
   2008.......................... 1.45% to 2.55%  8,364,576 10.44 to 10.09  84,952   1.46%     (3.03)% to  (4.11)%
   2007.......................... 1.45% to 2.30%    387,959 10.76 to 10.61   4,157   4.68%       7.91% to    6.98%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2011.......................... 1.45% to 2.05%      6,420 13.84 to  9.66      74   1.53%       1.62% to    1.00%
   2010.......................... 1.45% to 2.05%      9,392 13.62 to  9.56     102   1.46%      12.49% to   11.81%
   2009.......................... 1.45% to 2.05%     14,396 12.11 to  8.55     150   4.35%      16.39% to   15.68%
   2008.......................... 1.45% to 2.05%     10,530 10.40 to  7.39      88   2.00%    (35.54)% to (35.93)%
   2007.......................... 1.45% to 2.05%      9,983 16.14 to 11.54     132   1.83%     (1.52)% to  (2.13)%
 VP International Fund --
   Class I
   2011.......................... 1.45% to 2.20%     91,147 15.82 to  7.25   1,031   1.38%    (13.32)% to (13.98)%
   2010.......................... 1.45% to 2.20%     88,669 18.25 to  8.42   1,174   2.18%      11.65% to   10.80%
   2009.......................... 1.45% to 2.20%    181,662 16.35 to  7.60   2,038   2.24%      31.83% to   30.82%
   2008.......................... 1.45% to 2.20%    222,588 12.40 to  5.81   1,908   0.80%    (45.62)% to (46.04)%
   2007.......................... 1.45% to 2.20%    205,260 22.80 to 12.42   3,331   0.58%      16.34% to   15.45%
 VP Ultra(R) Fund -- Class I
   2011.......................... 1.45% to 2.05%      5,004 12.84 to 10.09      54   0.00%     (0.40)% to  (1.00)%
   2010.......................... 1.45% to 2.05%      5,168 12.89 to 10.19      56   0.55%      14.40% to   13.71%
   2009.......................... 1.45% to 2.05%      6,963 11.27 to  8.96      68   0.25%      32.53% to   31.72%
   2008.......................... 1.45% to 2.05%      6,048  8.50 to  6.81      43   0.00%    (42.33)% to (42.68)%
   2007.......................... 1.45% to 2.05%      4,990 14.74 to 11.87      62   0.00%      19.25% to   18.52%
 VP Value Fund -- Class I
   2011.......................... 1.45% to 1.45%      6,844 15.02 to 15.02     103   2.01%     (0.45)% to  (0.45)%
   2010.......................... 1.45% to 1.45%     14,013 15.09 to 15.09     211   2.23%      11.78% to   11.78%
   2009.......................... 1.45% to 2.05%     14,765 13.50 to  9.60     197   5.51%      18.13% to   17.41%
   2008.......................... 1.45% to 2.10%     16,009 11.43 to  7.43     176   7.26%    (27.84)% to (28.32)%
   2007.......................... 1.45% to 2.10%     14,003 15.84 to 10.37     212   6.30%     (6.52)% to  (7.14)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
BlackRock Variable Series
  Funds, Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2011.......................... 1.45% to 2.30%  1,185,080 11.24 to 10.15  12,240    1.56%    (4.19)% to  (5.01)%
   2010.......................... 1.45% to 2.30%  1,177,535 11.73 to 10.69  12,848    1.47%     10.88% to    9.93%
   2009.......................... 1.45% to 2.30%  1,087,566 10.58 to  9.73  10,705    1.87%     28.97% to   27.86%
   2008.......................... 1.45% to 2.30%  1,119,238  8.20 to  7.61   8,865    2.10%   (37.82)% to (38.36)%
   2007.......................... 1.45% to 2.30%  1,229,722 13.19 to 12.34  16,049    2.41%      0.05% to  (0.82)%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2011.......................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130    2.18%    (5.03)% to  (6.09)%
   2010.......................... 1.45% to 2.55% 43,089,284 14.90 to 10.78 503,674    1.12%      8.17% to    6.96%
   2009.......................... 1.45% to 2.55% 42,888,160 13.78 to 10.08 466,813    2.02%     19.16% to   17.83%
   2008.......................... 1.45% to 2.55% 37,014,846 11.56 to  8.55 343,978    2.67%   (20.84)% to (21.72)%
   2007.......................... 1.45% to 2.55% 20,599,329 14.61 to 10.93 265,528    5.93%     15.05% to   14.10%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2011.......................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167    0.64%      0.84% to    0.44%
   2010.......................... 1.45% to 1.85%    311,276 10.94 to 10.65   3,386    0.45%     13.43% to   12.97%
   2009.......................... 1.45% to 2.10%    316,268  9.64 to  9.29   3,034    0.38%     24.79% to   23.97%
   2008.......................... 1.45% to 2.10%    310,603  7.73 to  7.49   2,390    0.26%   (41.75)% to (42.14)%
   2007.......................... 1.45% to 2.10%    245,703 13.27 to 12.95   3,246    0.06%      6.49% to    5.79%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2011.......................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742    0.21%    (4.02)% to  (4.85)%
   2010.......................... 1.45% to 2.30%    897,173 12.34 to 10.26  10,786    0.64%     26.45% to   25.36%
   2009.......................... 1.45% to 2.30%    554,479  9.76 to  8.18   5,196    0.61%     26.21% to   25.12%
   2008.......................... 1.45% to 2.30%    582,155  7.73 to  6.54   4,345    3.25%   (41.08)% to (41.59)%
   2007.......................... 1.45% to 2.30%    575,082 13.12 to 11.20   7,408    5.34%    (2.59)% to  (3.43)%
Columbia Funds Variable
  Insurance Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2011.......................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613    0.29%    (4.05)% to  (4.87)%
   2010.......................... 1.45% to 2.30%  2,739,466 15.75 to 11.00  38,736    0.12%     19.79% to   18.76%
   2009.......................... 1.45% to 2.30%  3,064,123 13.15 to  9.26  36,308    0.78%     24.83% to   23.75%
   2008.......................... 1.45% to 2.30%  3,282,592 10.53 to  7.49  32,303    0.31%   (40.33)% to (40.84)%
   2007.......................... 1.45% to 2.30%  4,177,012 17.65 to 12.65  71,729    0.08%     15.76% to   14.76%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund --
   Class 2
   2011.......................... 1.45% to 2.55%  5,218,552 16.58 to  6.90  55,303    0.78%   (17.40)% to (18.32)%
   2010.......................... 1.45% to 2.55%  5,532,824 20.08 to  8.44  75,805    0.68%     12.08% to   10.83%
   2009.......................... 1.45% to 2.55%  6,441,360 17.91 to  7.62  78,350    1.88%     35.95% to   34.43%
   2008.......................... 1.45% to 2.55%  6,825,330 13.18 to  5.67  64,646   10.70%   (49.24)% to (49.80)%
   2007.......................... 1.45% to 2.55%  6,718,136 25.96 to 11.29 141,978    1.86%     17.93% to   19.81%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Capital Growth VIP --
   Class B Shares
   2011(4)........................ 1.45% to 1.50%     1,126  8.80 to  8.80     10    0.00%   (17.29)% to (17.33)%
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2011........................... 1.45% to 2.05%     4,312 21.04 to 11.49     86    0.61%    (7.69)% to  (8.25)%
   2010........................... 1.45% to 2.05%     5,084 22.79 to 12.52    111    0.80%     20.89% to   20.15%
   2009........................... 1.45% to 2.05%     4,256 18.85 to 10.42     73    1.63%     27.41% to   26.63%
   2008........................... 1.45% to 2.05%     4,267 14.80 to  8.23     59   10.33%   (34.64)% to (35.04)%
   2007........................... 1.45% to 2.05%     4,211 22.64 to 12.66     89    3.79%      1.17% to    0.55%
 DWS Large Cap Value VIP --
   Class B Shares
   2011(4)........................ 1.45% to 2.05%     8,090  9.14 to  9.11     74    0.00%   (12.44)% to (12.97)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2011........................... 1.45% to 2.05%     5,636 15.81 to 10.44     87    0.54%    (1.06)% to  (1.66)%
   2010........................... 1.45% to 2.05%     6,928 15.98 to 10.62    103    0.96%     25.26% to   24.49%
   2009........................... 1.45% to 2.05%     7,278 12.76 to  8.53     86    1.37%     33.54% to   32.73%
   2008........................... 1.45% to 2.05%     9,473  9.56 to  6.43     86    7.20%   (41.29)% to (41.64)%
   2007........................... 1.45% to 2.05%     9,176 16.27 to 11.01    144    2.47%      0.02% to  (0.59)%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2011........................... 1.45% to 2.05%    72,669 10.27 to  9.98    737    0.01%    (1.44)% to  (2.04)%
   2010........................... 1.45% to 2.05%    60,971 10.42 to 10.18    632    0.01%    (1.44)% to  (2.04)%
   2009........................... 1.45% to 2.20%    45,268 10.57 to  9.98    473    0.15%    (1.32)% to  (2.08)%
   2008........................... 1.45% to 2.05%    75,117 10.72 to 10.60    798    2.24%      1.05% to    0.44%
   2007........................... 1.45% to 2.20%    60,564 10.61 to 10.43    638    4.32%      3.30% to    2.51%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2011........................... 1.45% to 2.05%   566,457 14.02 to 11.11  3,828    0.89%    (0.56)% to  (1.16)%
   2010........................... 1.50% to 2.05%   597,064  6.69 to 11.24  4,013    0.85%     13.09% to   12.46%
   2009........................... 1.50% to 2.05%   612,680  5.92 to 10.00  3,642    0.96%     31.75% to   31.01%
   2008........................... 1.50% to 2.05%   668,346  4.49 to  7.63  3,015    0.76%   (35.41)% to (35.77)%
   2007........................... 1.50% to 2.05%   723,086  6.95 to 11.88  5,055    0.54%      6.16% to    5.56%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2011........................... 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501    4.22%      1.06% to  (0.06)%
   2010........................... 1.45% to 2.55% 2,710,733 12.03 to 10.37 32,192    4.17%      7.54% to    6.34%
   2009........................... 1.45% to 2.55% 5,811,349 11.18 to  9.75 62,369    4.81%     42.22% to   40.63%
   2008........................... 1.45% to 2.55% 5,262,454  7.86 to  6.93 39,804    5.63%   (28.19)% to (28.99)%
   2007........................... 1.45% to 2.55% 6,162,498 10.95 to  9.77 65,664    5.83%      0.14% to  (3.46)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                            NET    INVESTMENT
                                   % OF AVERAGE                           ASSETS    INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------- ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2011.......................... 1.15% to 1.60% 1,004,660 10.10 to 10.01  10,089    0.74%    (6.38)% to  (6.80)%
   2010(4)....................... 1.15% to 1.60% 1,194,955 10.78 to 10.74  12,856    0.00%      9.78% to    9.29%
 Federated High Income Bond
   Fund II -- Primary Shares
   2011.......................... 1.15% to 1.60% 1,082,614 27.38 to 16.06  22,866    8.97%      3.96% to    3.49%
   2010.......................... 1.15% to 1.60% 1,297,630 26.34 to 15.52  26,334    8.25%     13.41% to   12.90%
   2009.......................... 1.15% to 1.60% 1,496,563 23.22 to 13.75  26,825   10.21%     51.09% to   50.41%
   2008.......................... 1.15% to 1.60% 1,467,058 15.37 to  9.14  17,443   10.25%   (26.85)% to (27.18)%
   2007.......................... 1.15% to 1.60% 2,067,050 21.01 to 12.55  33,363    8.24%      2.23% to    1.77%
 Federated High Income Bond
   Fund II -- Service Shares
   2011.......................... 1.45% to 2.30% 2,063,018 17.00 to 13.56  34,906    8.96%      3.40% to    2.52%
   2010.......................... 1.45% to 2.30% 2,419,205 16.44 to 13.23  39,664    7.87%     12.73% to   11.75%
   2009.......................... 1.45% to 2.30% 2,322,730 14.59 to 11.84  33,936    9.28%     50.27% to   48.97%
   2008.......................... 1.45% to 2.30% 2,234,174  9.71 to  7.94  21,881    9.67%   (27.17)% to (27.80)%
   2007.......................... 1.45% to 2.30% 2,825,333 13.33 to 11.00  38,240    7.57%      1.68% to    0.80%
 Federated Kaufmann Fund II --
   Service Shares
   2011.......................... 1.45% to 2.55% 5,911,389 15.88 to  7.64  59,382    0.87%   (14.74)% to (15.69)%
   2010.......................... 1.45% to 2.55% 5,947,890 18.62 to  9.06  72,506    0.00%     16.04% to   14.75%
   2009.......................... 1.45% to 2.55% 4,895,409 16.05 to  7.90  56,115    0.00%     27.23% to   25.81%
   2008.......................... 1.45% to 2.55% 4,812,138 12.61 to  6.28  45,845    2.98%   (42.75)% to (43.39)%
   2007.......................... 1.45% to 2.10% 2,613,449 22.03 to 15.47  56,888    1.73%     18.87% to   18.08%
 Federated Managed Volatility
   Fund II
   2011.......................... 1.15% to 1.60%   540,001 20.21 to 10.00   8,295    3.93%      3.57% to    3.10%
   2010.......................... 1.15% to 1.60%   588,797 19.52 to  9.70   8,732    6.28%     10.80% to   10.30%
   2009.......................... 1.15% to 1.60%   721,714 17.61 to  8.79   9,640    6.32%     26.80% to   26.23%
   2008.......................... 1.15% to 1.60%   855,909 13.89 to  6.96   9,050    6.06%   (21.30)% to (21.65)%
   2007.......................... 1.15% to 1.60% 1,088,722 17.65 to  8.89  14,801    5.30%      2.83% to    2.37%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio
   -- Initial Class
   2011.......................... 1.15% to 1.60% 1,999,658 36.87 to 12.05  61,909    1.86%    (3.68)% to  (4.11)%
   2010.......................... 1.15% to 1.60% 2,414,469 38.28 to 12.56  74,847    2.15%     12.95% to   12.44%
   2009.......................... 1.15% to 1.60% 2,680,632 33.89 to 11.17  75,497    2.53%     27.63% to   27.05%
   2008.......................... 1.15% to 1.60% 3,076,370 26.55 to  8.79  68,001    8.71%   (29.54)% to (29.86)%
   2007.......................... 1.15% to 1.60% 3,723,741 37.69 to 12.54 116,426    6.07%     14.17% to   13.65%
 VIP Asset Manager/SM/ Portfolio
   -- Service Class 2
   2011.......................... 1.45% to 2.30% 1,243,753 12.15 to 11.22  14,615    2.06%    (4.22)% to  (5.05)%
   2010.......................... 1.45% to 2.30% 1,538,516 12.68 to 11.82  18,958    1.90%     12.31% to   11.34%
   2009.......................... 1.45% to 2.30% 1,751,372 11.29 to 10.62  19,260    2.18%     26.89% to   25.80%
   2008.......................... 1.45% to 2.30% 1,874,666  8.90 to  8.44  16,286    8.68%   (29.94)% to (30.54)%
   2007.......................... 1.45% to 2.30% 2,179,780 12.70 to 12.15  27,112    5.77%     13.50% to   12.51%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Balanced Portfolio --
   Service Class 2
   2011......................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%     (5.22)% to  (6.27)%
   2010......................... 1.45% to 2.55%  6,779,387 11.47 to  9.97  73,820   2.10%      16.05% to   14.76%
   2009......................... 1.45% to 2.55%  6,966,166  9.88 to  8.69  65,552   2.15%      36.32% to   34.80%
   2008......................... 1.45% to 2.55%  6,416,955  7.25 to  6.45  44,795   2.82%    (35.10)% to (35.83)%
   2007......................... 1.45% to 2.55%  5,076,686 11.17 to 10.05  55,928   4.40%       7.13% to    0.71%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2011......................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%     (3.64)% to  (4.08)%
   2010......................... 1.15% to 1.60%  6,064,325 44.04 to 14.64 153,099   1.25%      15.87% to   15.35%
   2009......................... 1.15% to 1.60%  7,029,385 38.01 to 12.70 154,027   1.38%      34.15% to   33.54%
   2008......................... 1.15% to 1.60%  8,530,894 28.33 to  9.51 138,791   0.98%    (43.18)% to (43.43)%
   2007......................... 1.15% to 1.60% 11,817,273 49.86 to 16.81 328,218   4.97%      16.23% to   15.70%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2011......................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%     (4.19)% to  (5.26)%
   2010......................... 1.45% to 2.55%  9,949,015 17.84 to  9.21 139,185   1.02%      15.23% to   13.95%
   2009......................... 1.45% to 2.55% 11,477,898 15.48 to  8.09 139,161   1.18%      33.50% to   32.01%
   2008......................... 1.45% to 2.55% 12,610,294 11.59 to  6.13 116,786   0.73%    (43.52)% to (44.16)%
   2007......................... 1.45% to 2.55% 16,932,022 20.53 to 10.97 274,264   5.67%      15.59% to   14.76%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2011......................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%     (4.17)% to  (4.56)%
   2010......................... 1.45% to 1.95%    181,993 14.92 to  9.41   2,572   0.22%      16.28% to   15.69%
   2009......................... 1.45% to 1.85%    193,075 12.83 to 10.02   2,427   0.02%      33.82% to   33.28%
   2008......................... 1.45% to 1.85%    250,019  9.59 to  7.52   2,364   0.47%    (42.20)% to (42.43)%
   2007......................... 1.45% to 2.10%    260,341 16.59 to 12.94   4,276   5.22%       5.17% to    4.48%
 VIP Equity-Income Portfolio --
   Initial Class
   2011......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%     (0.19)% to  (0.64)%
   2010......................... 1.15% to 1.60%  4,305,594 52.72 to 10.79 119,423   1.75%      13.83% to   13.31%
   2009......................... 1.15% to 1.60%  5,178,909 46.32 to  9.52 124,098   2.22%      28.71% to   28.13%
   2008......................... 1.15% to 1.60%  6,098,804 35.98 to  7.43 115,268   2.23%    (43.32)% to (43.57)%
   2007......................... 1.15% to 1.60%  8,518,838 63.48 to 13.17 273,498   2.12%       0.36% to  (0.10)%
 VIP Equity-Income Portfolio --
   Service Class 2
   2011......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%     (0.80)% to  (1.91)%
   2010......................... 1.45% to 2.55%  5,873,275 13.83 to  7.41  68,868   1.53%      13.25% to   11.99%
   2009......................... 1.45% to 2.55%  6,978,010 12.21 to  6.61  72,555   2.02%      28.00% to   26.57%
   2008......................... 1.45% to 2.55%  8,189,010  9.54 to  5.23  66,612   1.67%    (43.64)% to (44.27)%
   2007......................... 1.45% to 2.55% 12,128,789 16.93 to  9.38 170,977   2.31%     (0.20)% to  (9.14)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET    INVESTMENT
                                    % OF AVERAGE                           ASSETS    INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------- ---------- --------------------
 VIP Growth & Income Portfolio
   -- Initial Class
   2011........................... 0.75% to 1.60% 1,851,869 10.74 to  9.39  23,428   1.72%       0.85% to  (0.01)%
   2010........................... 0.75% to 1.60% 2,095,446 10.65 to  9.39  26,763   0.69%      14.01% to   13.04%
   2009........................... 0.75% to 1.60% 2,448,623  9.34 to  8.31  27,458   1.04%      26.25% to   25.17%
   2008........................... 0.75% to 1.60% 2,945,542  7.40 to  6.64  26,128   3.31%    (42.14)% to (42.63)%
   2007........................... 0.75% to 1.60% 3,891,828 12.79 to 11.57  59,736   4.74%      11.28% to   10.33%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2011........................... 1.45% to 1.95% 1,371,950 12.49 to 10.63  13,548   1.47%     (0.11)% to  (0.61)%
   2010........................... 1.45% to 2.20% 1,632,649 12.50 to 10.55  16,233   0.46%      12.89% to   12.03%
   2009........................... 1.45% to 2.20% 1,891,358 11.08 to  9.41  16,711   0.84%      25.17% to   24.22%
   2008........................... 1.45% to 2.20% 2,093,064  8.85 to  7.58  14,964   3.03%    (42.74)% to (43.18)%
   2007........................... 1.45% to 2.20% 2,598,880 15.45 to 13.34  32,268   4.23%      10.23% to    9.38%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2011........................... 0.75% to 1.60%   893,331  8.94 to  7.39   8,842   0.16%       1.53% to    0.67%
   2010........................... 0.75% to 1.60%   936,955  8.81 to  7.34   9,337   0.20%      22.81% to   21.76%
   2009........................... 0.75% to 1.60% 1,190,728  7.17 to  6.03   9,553   0.48%      44.76% to   43.52%
   2008........................... 0.75% to 1.60% 1,296,531  4.95 to  4.20   7,395   0.38%    (55.36)% to (55.74)%
   2007........................... 0.75% to 1.60% 1,631,250 11.10 to  9.49  20,620   0.00%      22.25% to   21.21%
 VIP Growth Portfolio -- Initial
   Class
   2011........................... 1.15% to 1.60% 2,679,282 54.71 to  8.66  61,236   0.35%     (0.95)% to  (1.39)%
   2010........................... 1.15% to 1.60% 3,132,022 55.23 to  8.78  71,983   0.60%      22.75% to   22.19%
   2009........................... 1.15% to 1.60% 3,692,954 45.00 to  7.19  68,484   0.52%      26.81% to   26.24%
   2008........................... 1.15% to 1.60% 4,359,533 35.48 to  5.70  63,332   0.75%    (47.78)% to (48.01)%
   2007........................... 1.15% to 1.60% 5,632,081 67.95 to 10.95 152,421   0.93%      25.50% to   24.93%
 VIP Growth Portfolio -- Service
   Class 2
   2011........................... 1.45% to 2.30% 2,567,808 13.58 to 10.31  19,928   0.51%     (1.48)% to  (2.33)%
   2010........................... 1.45% to 2.30% 2,923,278 13.79 to 10.55  23,680   0.36%      22.07% to   21.02%
   2009........................... 1.45% to 2.30% 4,006,232 11.30 to  8.72  26,119   0.30%      26.11% to   25.02%
   2008........................... 1.45% to 2.30% 4,302,622  8.96 to  6.98  22,606   0.53%    (48.07)% to (48.52)%
   2007........................... 1.45% to 2.30% 6,163,722 17.25 to 13.55  60,377   0.46%      24.81% to   23.73%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2011........................... 1.45% to 2.55% 1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
   2010........................... 1.45% to 2.55% 1,168,158 11.60 to 11.14  13,488   4.28%       5.99% to    4.81%
   2009........................... 1.45% to 2.55% 1,247,865 10.95 to 10.63  13,610   8.49%      13.80% to   12.53%
   2008........................... 1.45% to 2.55%   657,573  9.62 to  9.44   6,309   3.67%     (4.86)% to  (5.92)%
   2007........................... 1.45% to 2.55% 2,814,213 10.11 to 10.04  28,348   0.11%       1.68% to    0.55%
 VIP Mid Cap Portfolio -- Initial
   Class
   2011........................... 0.75% to 0.75%     1,514 23.12 to 23.12      35   0.43%    (11.28)% to (11.28)%
   2010........................... 0.75% to 0.75%     1,503 26.06 to 26.06      39   0.70%      27.87% to   27.87%
   2009........................... 0.75% to 0.75%     1,505 20.38 to 20.38      31   1.23%      39.04% to   39.04%
   2008........................... 0.75% to 0.75%     1,526 14.66 to 14.66      22   4.89%    (39.90)% to (39.90)%
   2007........................... 0.75% to 0.75%     1,510 24.39 to 24.39      37   1.98%      14.76% to   14.76%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2011......................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950    0.02%   (11.88)% to (13.12)%
   2010......................... 1.15% to 2.55%  6,200,645 26.64 to 10.59 142,397    0.45%     27.09% to   25.30%
   2009......................... 1.15% to 2.55%  7,021,421 20.96 to  8.45 126,986    0.95%     38.14% to   36.19%
   2008......................... 1.15% to 2.55%  8,183,271 15.17 to  6.21 108,557    5.01%   (40.30)% to (41.15)%
   2007......................... 1.15% to 2.55% 11,272,676 25.42 to 10.55 245,529    0.61%     14.00% to    8.25%
 VIP Overseas Portfolio --
   Initial Class
   2011......................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127    1.51%   (17.78)% to (18.49)%
   2010......................... 0.75% to 1.60%  1,464,943 11.17 to 12.03  32,074    1.55%     12.27% to   11.31%
   2009......................... 0.75% to 1.60%  1,723,772  9.95 to 10.81  33,424    2.42%     25.58% to   24.51%
   2008......................... 0.75% to 1.60%  2,093,149  7.93 to  8.68  32,712    4.84%   (44.23)% to (44.70)%
   2007......................... 0.75% to 1.60%  3,101,660 14.21 to 15.70  83,245    3.26%     16.43% to   15.43%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2011......................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058    0.70%   (10.35)% to (10.94)%
   2010......................... 1.45% to 2.20%    371,208 12.52 to 12.32   4,563    0.24%     24.51% to   23.56%
   2009......................... 1.45% to 2.20%    410,826 10.05 to  9.97   4,067    0.39%     54.87% to   53.69%
   2008......................... 1.45% to 2.20%    351,190  6.49 to  6.49   2,239   16.40%   (51.99)% to (52.36)%
   2007......................... 1.45% to 2.20%    519,733 13.52 to 13.61   7,000    7.08%      3.90% to    3.11%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2011......................... 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783    5.75%      0.90% to  (0.22)%
   2010......................... 1.45% to 2.55% 59,506,030 12.75 to  9.57 679,174    6.66%     11.04% to    9.80%
   2009......................... 1.45% to 2.55% 67,401,493 11.49 to  8.72 697,292    8.22%     33.63% to   32.14%
   2008......................... 1.45% to 2.55% 78,783,169  8.60 to  6.60 613,811    6.16%   (30.68)% to (31.45)%
   2007......................... 1.45% to 2.55% 66,144,724 12.40 to  9.63 770,026    3.52%      2.24% to  (5.51)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2011......................... 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
   2010......................... 1.45% to 2.05%     30,856 13.22 to 10.42     396    0.83%      9.97% to    9.30%
   2009......................... 1.45% to 2.05%     34,602 12.02 to  9.53     405    1.37%     27.85% to   27.07%
   2008......................... 1.45% to 2.10%     47,853  9.40 to  7.13     421    3.89%   (35.48)% to (35.91)%
   2007......................... 1.45% to 2.10%     55,794 14.57 to 11.12     773    0.96%      4.68% to    3.99%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2011......................... 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
   2010......................... 1.45% to 2.55% 14,297,304  8.74 to  8.42 122,162    2.04%      8.66% to    7.44%
   2009......................... 1.45% to 2.55% 16,220,852  8.05 to  7.84 128,206    2.43%     28.36% to   26.93%
   2008......................... 1.45% to 2.55% 19,310,673  6.27 to  6.17 119,562    2.47%   (36.80)% to (37.51)%
   2007......................... 1.45% to 2.55%  7,409,045  9.92 to  9.88  73,235    0.00%    (2.35)% to  (3.43)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Mutual Shares Securities Fund --
   Class 2 Shares
   2011........................... 1.45% to 2.55% 6,183,615 14.19 to  7.53 59,135    2.37%    (2.47)% to  (3.56)%
   2010........................... 1.45% to 2.55% 6,805,503 14.55 to  7.80 67,378    1.41%      9.58% to    8.36%
   2009........................... 1.45% to 2.55% 9,715,017 13.28 to  7.20 86,585    2.00%     24.22% to   22.83%
   2008........................... 1.45% to 2.55% 8,492,581 10.69 to  5.86 62,754    2.82%   (38.02)% to (38.72)%
   2007........................... 1.45% to 2.45% 2,155,502 17.24 to 10.95 32,728    2.54%      1.97% to    0.93%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2011........................... 1.15% to 1.60%   817,020 11.73 to 11.36  9,374    1.95%   (11.47)% to (11.87)%
   2010........................... 0.75% to 1.60%   967,215 13.58 to 12.89 12,580    2.09%      7.86% to    6.94%
   2009........................... 1.15% to 1.60%   975,796 12.33 to 12.06 11,847    3.67%     35.76% to   35.15%
   2008........................... 1.15% to 1.60% 1,036,669  9.08 to  8.92  9,298    3.61%   (40.93)% to (41.19)%
   2007........................... 1.15% to 1.60% 1,436,982 15.38 to 15.17 21,881    2.41%     14.45% to   13.93%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2011........................... 1.45% to 2.20%   103,850 16.92 to  7.70  1,285    1.67%   (11.93)% to (12.60)%
   2010........................... 1.45% to 2.20%   105,029 19.21 to  8.81  1,516    1.82%      6.84% to    6.02%
   2009........................... 1.45% to 2.20%   187,539 17.98 to  8.31  2,340    3.61%     35.06% to   34.03%
   2008........................... 1.45% to 2.20%   225,892 13.31 to  6.20  2,069    3.38%   (41.24)% to (41.69)%
   2007........................... 1.45% to 2.20%   249,489 22.66 to 12.18  3,919    2.07%     13.77% to   12.90%
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2011........................... 1.15% to 1.40%   748,067 16.49 to 16.20 12,165    5.66%    (1.75)% to  (1.99)%
   2010........................... 1.15% to 1.40%   758,389 16.78 to 16.53 12,576    1.62%     13.39% to   13.11%
   2009........................... 1.15% to 1.40%   715,736 14.80 to 14.62 10,490   13.68%     17.61% to   17.32%
   2008........................... 1.15% to 1.40%   663,426 12.59 to 12.46  8,285    3.90%      5.24% to    4.97%
   2007........................... 1.15% to 1.40%   631,687 11.96 to 11.87  7,506    2.82%      9.99% to    9.71%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2011........................... 1.45% to 2.20% 1,512,777  7.94 to  7.61 11,548    1.34%    (8.32)% to  (9.02)%
   2010........................... 1.45% to 2.30% 1,659,655  8.67 to  8.32 13,883    1.31%      5.84% to    4.93%
   2009........................... 1.45% to 2.30% 1,841,714  8.19 to  7.93 14,636    3.14%     29.20% to   28.09%
   2008........................... 1.45% to 2.30% 1,858,179  6.34 to  6.19 11,612    1.95%   (43.16)% to (43.65)%
   2007........................... 1.45% to 2.30% 1,853,602 11.15 to 10.99 20,635    1.63%      0.86% to  (0.02)%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2011........................... 1.45% to 2.10% 1,273,957 14.42 to 11.24 14,328    0.81%    (3.02)% to  (3.66)%
   2010........................... 1.45% to 2.10% 1,504,763 14.87 to 11.67 17,447    1.33%      9.96% to    9.23%
   2009........................... 1.45% to 2.10% 1,832,169 13.52 to 10.69 19,332    1.17%     23.58% to   22.77%
   2008........................... 1.45% to 2.10% 2,144,377 10.94 to  8.70 18,360    1.19%   (33.91)% to (34.35)%
   2007........................... 1.45% to 2.10% 2,660,460 16.56 to 13.26 34,479    1.86%      8.49% to    7.77%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Income Fund -- Class 1 Shares
   2011......................... 0.75% to 2.35%  3,247,690 16.21 to 11.35  45,800   4.07%       6.40% to    4.69%
   2010......................... 0.75% to 2.35%  3,707,548 15.23 to 10.84  49,438   3.08%       6.76% to    5.04%
   2009......................... 0.75% to 2.45%  4,285,246 14.27 to 10.28  53,853   3.99%       7.07% to    5.24%
   2008......................... 0.75% to 2.45%  5,291,139 13.32 to  9.77  62,745   4.71%     (5.82)% to  (7.44)%
   2007......................... 0.75% to 2.45%  6,715,364 14.15 to 10.55  85,776   5.58%       4.04% to    2.25%
 International Equity Fund --
   Class 1 Shares
   2011......................... 0.75% to 1.60%    752,289  8.55 to  9.16   8,766   0.61%    (17.61)% to (18.32)%
   2010......................... 0.75% to 1.60%    943,260 10.38 to 11.22  13,589   0.71%       4.07% to    3.18%
   2009......................... 0.75% to 1.60%  1,194,446  9.97 to 10.87  16,530   1.70%      26.72% to   25.64%
   2008......................... 0.75% to 1.60%  1,486,729  7.87 to  8.65  16,185   4.26%    (46.24)% to (46.70)%
   2007......................... 0.75% to 1.60%  2,264,296 14.64 to 16.23  46,012   1.87%      22.05% to   21.00%
 Mid-Cap Equity Fund --
   Class 1 Shares
   2011......................... 0.75% to 2.55%  3,325,404 18.86 to  9.37  63,324   0.11%     (9.03)% to (10.68)%
   2010......................... 0.75% to 2.55%  4,173,523 20.74 to 10.49  87,967   0.35%      25.24% to   22.97%
   2009......................... 0.75% to 2.55%  4,920,746 16.56 to  8.53  83,439   0.24%      40.39% to   37.84%
   2008......................... 0.75% to 2.55%  6,071,546 11.79 to  6.19  74,090   0.25%    (38.29)% to (39.41)%
   2007......................... 0.75% to 2.55%  9,037,914 19.11 to 10.21 174,309   1.97%      11.76% to    3.13%
 Money Market Fund
   2011......................... 0.75% to 2.55% 17,094,172  1.17 to  9.38 195,429   0.00%     (0.74)% to  (2.54)%
   2010......................... 0.75% to 2.55% 17,386,894  1.18 to  9.63 203,369   0.00%     (0.74)% to  (2.55)%
   2009......................... 0.75% to 2.55% 22,456,087  1.19 to  9.88 266,669   0.33%     (0.48)% to  (2.28)%
   2008......................... 0.75% to 2.45% 41,246,874  1.19 to 10.37 491,437   2.07%       1.47% to  (0.26)%
   2007......................... 0.75% to 2.55% 25,891,751  1.18 to 10.15 306,937   4.79%       4.13% to    2.18%
 Premier Growth Equity Fund --
   Class 1 Shares
   2011......................... 0.75% to 2.10%  3,236,743 10.14 to 10.15  33,683   0.19%     (0.28)% to  (1.63)%
   2010......................... 0.75% to 2.10%  3,817,618 10.17 to 10.32  40,199   0.23%      10.77% to    9.26%
   2009......................... 0.75% to 2.10%  4,507,878  9.18 to  9.44  43,185   0.34%      37.70% to   35.83%
   2008......................... 0.75% to 2.10%  5,527,352  6.67 to  6.95  38,718   0.42%    (37.13)% to (37.99)%
   2007......................... 0.75% to 2.10%  6,917,125 10.61 to 11.21  77,360   0.45%       4.54% to    3.11%
 Real Estate Securities Fund --
   Class 1 Shares
   2011......................... 0.75% to 2.55%  2,683,707 30.56 to  9.00  63,442   1.24%       9.03% to    7.06%
   2010......................... 0.75% to 2.55%  3,101,450 28.03 to  8.41  66,608   1.75%      27.98% to   25.66%
   2009......................... 0.75% to 2.55%  3,687,118 21.90 to  6.69  60,910   5.16%      34.75% to   32.30%
   2008......................... 0.75% to 2.55%  3,994,484 16.25 to  5.06  52,712   4.77%    (36.51)% to (37.67)%
   2007......................... 0.75% to 2.20%  3,002,107 25.60 to 12.20  86,937   5.09%    (15.50)% to (16.74)%
 S&P 500(R) Index Fund
   2011......................... 0.75% to 2.55% 10,777,158  9.55 to  8.18 148,251   1.73%       0.94% to  (0.88)%
   2010......................... 0.75% to 2.55% 13,356,583  9.46 to  8.25 181,301   1.76%      13.98% to   11.91%
   2009......................... 0.75% to 2.55% 15,860,869  8.30 to  7.37 188,908   2.13%      25.35% to   23.08%
   2008......................... 0.75% to 2.55% 18,888,011  6.62 to  5.99 178,731   1.86%    (37.87)% to (39.00)%
   2007......................... 0.75% to 2.55% 24,784,772 10.66 to  9.82 377,099   1.59%       4.30% to  (2.71)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                EXPENSE AS A                               NET     INVESTMENT
                                % OF AVERAGE                              ASSETS     INCOME
                               NET ASSETS (1)    UNITS      UNIT VALUE     000S    RATIO (2)    TOTAL RETURN (3)
                               -------------- ----------- -------------- --------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2011....................... 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381   0.00%       1.95% to    0.76%
   2010....................... 1.15% to 2.30%   2,926,019 18.05 to 11.14    49,614   0.17%      26.01% to   24.54%
   2009....................... 1.15% to 2.30%   3,608,377 14.33 to  8.94    48,754   0.00%      29.38% to   27.87%
   2008....................... 1.15% to 2.30%   4,320,863 11.07 to  6.99    45,525   0.45%    (38.31)% to (39.03)%
   2007....................... 1.15% to 2.30%   5,469,124 17.95 to 11.47    94,283   2.75%       1.21% to    0.02%
 Total Return Fund -- Class 1
   Shares
   2011....................... 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186   1.68%     (3.57)% to  (5.08)%
   2010....................... 0.75% to 2.30%  89,029,365 13.40 to 10.99 1,128,019   1.39%       8.82% to    7.12%
   2009....................... 0.75% to 2.30%  94,325,853 12.31 to 10.26 1,106,739   1.60%      19.90% to   18.03%
   2008....................... 0.75% to 2.30%  97,405,071 10.27 to  8.69   963,290   1.97%    (29.81)% to (30.91)%
   2007....................... 0.75% to 2.30% 103,632,299 14.63 to 12.58 1,479,989   2.44%      10.84% to    9.10%
 Total Return Fund --
   Class 3 Shares
   2011....................... 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142   1.45%     (4.50)% to  (5.56)%
   2010....................... 1.45% to 2.55% 120,773,570 10.41 to  8.98 1,166,699   1.17%       7.78% to    6.58%
   2009....................... 1.45% to 2.55% 128,705,519  9.66 to  8.43 1,160,078   1.46%      18.82% to   17.50%
   2008....................... 1.45% to 2.55% 125,631,080  8.13 to  7.17   962,211   2.22%    (30.39)% to (31.17)%
   2007....................... 1.45% to 2.55%  89,185,939 11.68 to 10.42 1,023,265   3.39%       9.93% to    6.37%
 U.S. Equity Fund --
   Class 1 Shares
   2011....................... 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806   0.71%     (3.64)% to  (4.70)%
   2010....................... 0.75% to 1.85%   3,017,807 10.85 to 11.05    33,498   0.96%       9.44% to    8.22%
   2009....................... 0.75% to 1.85%   3,605,506  9.91 to 10.21    36,983   1.15%      30.64% to   29.19%
   2008....................... 0.75% to 1.95%   4,230,957  7.59 to  7.95    33,569   1.59%    (36.54%) to (37.30)%
   2007....................... 0.75% to 2.10%   5,554,102 11.96 to 12.47    70,102   0.94%       7.20% to    5.73%
Genworth Variable Insurance
  Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2011....................... 1.45% to 2.55%   1,733,461 10.74 to 10.35    18,471   1.49%     (8.53)% to  (9.55)%
   2010....................... 1.45% to 2.55%   1,951,732 11.74 to 11.44    22,793   0.35%      23.22% to   21.84%
   2009....................... 1.45% to 2.05%     281,448  9.53 to  9.45     2,680   0.00%      48.17% to   47.27%
   2008....................... 1.45% to 1.70%      52,037  6.43 to  6.43       335   0.00%    (75.46)% to (75.52)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2011....................... 1.45% to 2.10%     744,100  9.33 to  9.13     6,927   0.53%     (6.02)% to  (6.64)%
   2010....................... 1.45% to 2.10%     555,433  9.93 to  9.77     5,503   0.04%       9.71% to    8.98%
   2009....................... 1.45% to 2.05%     521,321  9.05 to  8.98     4,711   0.34%      28.88% to   28.09%
   2008....................... 1.45% to 1.70%     140,513  7.02 to  7.01       986   0.55%    (67.57)% to (67.65)%
 Genworth Eaton Vance
   Large Cap Value Fund --
   Service Shares
   2011....................... 1.45% to 2.55%   4,735,734  8.77 to  8.45    41,121   1.34%     (6.22)% to  (7.26)%
   2010....................... 1.45% to 2.55%   4,908,742  9.35 to  9.11    45,583   0.76%       7.57% to    6.37%
   2009....................... 1.45% to 2.55%   7,834,141  8.69 to  8.57    67,816   1.34%      14.46% to   13.19%
   2008....................... 1.45% to 2.55%   6,284,901  7.59 to  7.57    47,673   0.71%    (58.35)% to (58.81)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Genworth Enhanced
   International Index Fund --
   Service Shares
   2011.......................... 1.45% to 2.30%    405,447  9.35 to  9.21   3,783    1.78%   (14.46)% to (15.20)%
   2010.......................... 1.45% to 2.30%    458,217 10.93 to 10.86   5,003    1.18%     14.05% to   13.07%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2011.......................... 1.45% to 2.55% 11,299,925 12.32 to 11.87 137,829    1.94%      4.94% to    3.77%
   2010.......................... 1.45% to 2.55% 12,930,689 11.74 to 11.43 150,704    6.21%      3.62% to    2.46%
   2009.......................... 1.45% to 2.55%  6,201,631 11.33 to 11.16  69,952    6.22%      7.00% to    5.81%
   2008.......................... 1.45% to 2.55%  4,451,784 10.58 to 10.55  47,064    1.07%     19.81% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive
   Growth Fund -- Service
   Shares
   2011.......................... 1.45% to 2.55%  3,280,724 12.04 to 11.60  39,104    0.22%      0.39% to  (0.73)%
   2010.......................... 1.45% to 2.55%  3,716,878 11.99 to 11.68  44,258    2.16%     22.07% to   20.71%
   2009.......................... 1.45% to 2.55%  8,306,640  9.82 to  9.68  81,260    0.02%     31.54% to   30.08%
   2008.......................... 1.45% to 2.55%  7,693,551  7.47 to  7.44  57,388    0.09%   (60.51)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2011.......................... 1.45% to 2.55% 12,910,100 12.10 to 11.65 154,588    5.91%      0.48% to  (0.64)%
   2010.......................... 1.45% to 2.55% 14,506,738 12.04 to 11.73 173,386    8.53%     15.80% to   14.51%
   2009.......................... 1.45% to 2.55% 10,484,720 10.40 to 10.24 108,537   10.56%     43.58% to   41.98%
   2008.......................... 1.45% to 2.55% 10,599,740  7.24 to  7.21  76,650    5.51%   (64.23)% to (64.63)%
 Genworth PYRAMIS(R) Small/
   Mid Cap Core Fund -- Service
   Shares
   2011.......................... 1.45% to 2.55%  4,177,499  9.54 to  9.19  39,443    6.93%    (8.79)% to  (9.81)%
   2010.......................... 1.45% to 2.55%  4,350,310 10.46 to 10.19  45,169    2.75%     22.07% to   20.71%
   2009.......................... 1.45% to 2.55%  3,017,473  8.57 to  8.44  25,733    0.83%     30.26% to   28.81%
   2008.......................... 1.45% to 2.55%  2,780,655  6.58 to  6.55  18,262    0.87%   (73.67)% to (73.96)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2011.......................... 1.15% to 1.60%  1,018,930  9.42 to  9.21   9,728    1.14%    (8.12)% to  (8.53)%
   2010.......................... 1.15% to 1.60%  1,197,528 10.25 to 10.07  12,515    0.75%      9.92% to    9.42%
   2009.......................... 1.15% to 1.60%  1,447,301  9.33 to  9.20  13,793    1.71%     16.96% to   16.43%
   2008.......................... 1.15% to 1.60%  1,745,320  7.98 to  7.90  14,264    1.68%   (35.28)% to (35.57)%
   2007.......................... 1.15% to 1.60%  2,639,420 12.32 to 12.26  33,571    3.29%      0.32% to  (0.14)%
 Goldman Sachs Mid Cap Value
   Fund
   2011.......................... 1.15% to 2.30%  2,611,778 21.92 to 10.62  53,592    0.71%    (7.45)% to  (8.53)%
   2010.......................... 1.15% to 2.30%  3,088,859 23.68 to 11.61  69,078    0.66%     23.56% to   22.13%
   2009.......................... 1.15% to 2.30%  3,701,268 19.17 to  9.50  67,223    1.73%     31.62% to   30.09%
   2008.......................... 1.15% to 2.30%  4,712,147 14.56 to  7.30  65,457    0.93%   (37.78)% to (38.50)%
   2007.......................... 1.15% to 2.30%  6,513,045 23.40 to 11.88 147,270    3.11%      2.01% to    0.82%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                       EXPENSE AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2011.............................. 1.45% to 2.20% 399,516 13.45 to 12.25 5,280    5.58%       5.90% to    5.10%
   2010.............................. 1.45% to 2.20% 452,511 12.70 to 11.65 5,666    4.11%       7.65% to    6.83%
   2009.............................. 1.45% to 2.20% 329,250 11.80 to 10.91 3,853    4.69%       8.06% to    7.24%
   2008.............................. 1.45% to 2.20% 161,934 10.92 to 10.17 1,758    5.61%     (0.16)% to  (0.92)%
   2007.............................. 1.45% to 2.20% 213,329 10.94 to 10.80 2,321    4.89%       4.76% to    3.96%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2011.............................. 1.45% to 2.20% 225,476  9.81 to  8.32 2,156    1.70%       0.24% to  (0.53)%
   2010.............................. 1.45% to 2.20% 237,662  9.79 to  8.36 2,277    2.27%      12.75% to   11.89%
   2009.............................. 1.45% to 2.20%  90,122  8.68 to  7.48   770    2.59%      24.60% to   23.66%
   2008.............................. 1.45% to 2.20%  88,270  6.97 to  6.05   607    1.88%    (38.12)% to (38.59)%
   2007.............................. 1.45% to 2.20%  51,337 11.26 to 11.12   573    0.08%       3.56% to    2.77%
 JPMorgan Insurance Trust
   International Equity Portfolio --
   Class 1
   2011.............................. 1.45% to 2.05%   6,457 12.84 to 12.63    82    2.00%    (12.73)% to (13.26)%
   2010.............................. 1.45% to 2.05%   7,480 14.71 to 14.56   109    0.24%       5.61% to    4.96%
   2009.............................. 1.45% to 2.05%   7,443 13.93 to 13.87   103    1.54%      61.67% to   60.69%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  57,894 10.23 to  9.05   578    0.94%       0.38% to  (0.38)%
   2010.............................. 1.45% to 2.20%  56,215 10.20 to  9.09   561    1.13%      14.42% to   13.55%
   2009.............................. 1.45% to 2.20% 102,156  8.91 to  8.00   895    0.80%      32.37% to   31.37%
   2008.............................. 1.45% to 2.20% 115,124  6.73 to  6.09   765    0.94%    (40.10)% to (40.56)%
   2007.............................. 1.45% to 2.20%  83,000 11.24 to 11.10   925    0.00%       9.92% to    9.08%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  58,290  9.60 to  8.29   545    0.81%     (2.95)% to  (3.69)%
   2010.............................. 1.45% to 2.20%  59,378  9.89 to  8.60   575    1.32%      17.79% to   16.90%
   2009.............................. 1.45% to 2.20%  42,682  8.40 to  7.36   352    1.58%      33.70% to   32.68%
   2008.............................. 1.45% to 2.20%  48,767  6.28 to  5.55   302    1.67%    (39.70)% to (40.16)%
   2007.............................. 1.45% to 2.20%  72,610 10.42 to 10.29   750    0.07%       1.37% to    0.59%
 JPMorgan Insurance Trust Mid Cap
   Growth Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  51,330 10.33 to  9.31   516    0.00%     (7.51)% to  (8.21)%
   2010.............................. 1.45% to 2.20%  50,225 11.17 to 10.14   549    0.00%      23.81% to   22.87%
   2009.............................. 1.45% to 2.20%  39,582  9.02 to  8.26   351    0.00%      40.97% to   39.89%
   2008.............................. 1.45% to 2.20%  48,142  6.40 to  5.90   304    0.43%    (44.60)% to (45.03)%
   2007.............................. 1.45% to 1.45%   1,350 11.56 to 11.56    16    2.58%      15.53% to   15.53%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio --
   Class 1
   2011.......................... 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%       0.68% to    0.07%
   2010.......................... 1.45% to 2.05%      9,981 15.68 to 15.52     156   1.18%      21.67% to   20.93%
   2009.......................... 1.45% to 2.05%     11,666 12.89 to 12.84     150   0.00%      44.45% to   43.58%
 JPMorgan Insurance Trust
   Small Cap Core Portfolio --
   Class 1
   2011.......................... 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%     (6.15)% to  (6.15)%
   2010.......................... 1.45% to 1.45%      1,863 16.19 to 16.19      30   0.00%      25.28% to   25.28%
   2009.......................... 1.45% to 1.45%      1,484 12.93 to 12.93      19   0.24%      45.02% to   45.02%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2011.......................... 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%     (3.29)% to  (4.02)%
   2010.......................... 1.45% to 2.20%    198,265 11.36 to  9.43   2,201   0.93%      11.93% to   11.08%
   2009.......................... 1.45% to 2.20%     88,611 10.14 to  8.49     883   2.76%      31.74% to   30.74%
   2008.......................... 1.45% to 2.20%     99,638  7.70 to  6.49     757   6.44%    (35.75)% to (36.24)%
   2007.......................... 1.45% to 2.20%     62,510 11.98 to 11.83     743   0.06%       8.84% to    8.01%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2011.......................... 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.59%       0.47% to    0.02%
   2010.......................... 1.15% to 1.60%  5,017,078 35.31 to 15.51 118,984   2.76%       7.14% to    6.66%
   2009.......................... 1.15% to 1.60%  5,849,723 32.96 to 14.55 130,542   2.97%      24.44% to   23.88%
   2008.......................... 1.15% to 1.60%  6,782,516 26.48 to 11.74 122,794   2.59%    (16.81)% to (17.18)%
   2007.......................... 1.15% to 1.60%  8,947,112 31.83 to 14.18 194,974   2.41%       9.26% to    8.76%
 Balanced Portfolio -- Service
   Shares
   2011.......................... 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.31%     (0.11)% to  (1.22)%
   2010.......................... 1.45% to 2.55% 12,439,882 15.96 to 10.86 159,866   2.50%       6.55% to    5.36%
   2009.......................... 1.45% to 2.55% 13,737,473 14.98 to 10.31 167,934   2.76%      23.76% to   22.38%
   2008.......................... 1.45% to 2.55% 12,812,353 12.10 to  8.43 129,923   2.47%    (17.28)% to (18.20)%
   2007.......................... 1.45% to 2.55% 12,511,196 14.63 to 10.30 158,282   2.29%       8.68% to    4.51%
 Enterprise Portfolio --
   Institutional Shares
   2011.......................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%     (2.55)% to  (2.99)%
   2010.......................... 1.15% to 1.60%  2,737,583 40.89 to 11.73  60,955   0.07%      24.40% to   23.84%
   2009.......................... 1.15% to 1.60%  3,208,516 32.87 to  9.47  57,175   0.00%      43.16% to   42.51%
   2008.......................... 1.15% to 1.60%  3,614,454 22.96 to  6.65  45,389   0.24%    (44.37)% to (44.62)%
   2007.......................... 1.15% to 1.60%  4,613,713 41.27 to 12.01 103,144   0.21%      20.63% to   20.08%
 Enterprise Portfolio -- Service
   Shares
   2011.......................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%     (3.12)% to  (3.32)%
   2010.......................... 1.50% to 1.70%    936,942  6.34 to  6.21   6,789   0.00%      23.64% to   23.39%
   2009.......................... 1.50% to 1.70%  1,090,738  5.13 to  5.03   6,281   0.00%      42.28% to   41.99%
   2008.......................... 1.50% to 1.70%  1,351,294  3.60 to  3.54   5,484   0.06%    (44.70)% to (44.81)%
   2007.......................... 1.50% to 1.70%  1,739,815  6.52 to  6.42  12,578   0.06%      19.91% to   19.66%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2011........................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%       5.95% to    5.04%
   2010........................... 0.75% to 1.60%  1,179,594 18.74 to 17.12  24,777   6.17%       7.16% to    6.25%
   2009........................... 0.75% to 1.60%  1,339,043 17.49 to 16.11  26,360   4.63%      12.37% to   11.41%
   2008........................... 0.75% to 1.60%  1,190,335 15.56 to 14.46  21,047   4.17%       5.23% to    4.33%
   2007........................... 0.75% to 1.60%  1,565,741 14.79 to 13.86  26,362   4.51%       6.23% to    5.32%
 Forty Portfolio -- Institutional
   Shares
   2011........................... 0.75% to 1.60%  2,269,593 10.24 to 11.54  39,819   0.37%     (7.39)% to  (8.18)%
   2010........................... 0.75% to 1.60%  2,758,731 11.05 to 12.57  53,004   0.34%       5.95% to    5.05%
   2009........................... 0.75% to 1.60%  3,375,548 10.43 to 11.97  61,427   0.04%      45.24% to   44.00%
   2008........................... 0.75% to 1.60%  3,883,178  7.18 to  8.31  49,408   0.14%    (44.57)% to (45.04)%
   2007........................... 0.75% to 1.60%  4,967,925 12.96 to 15.12 114,659   0.34%      35.96% to   34.79%
 Forty Portfolio -- Service
   Shares
   2011........................... 1.45% to 2.55%  4,630,163 16.54 to  9.12  44,050   0.25%     (8.29)% to  (9.31)%
   2010........................... 1.45% to 2.55%  5,164,331 18.04 to 10.06  54,511   0.19%       4.94% to    3.77%
   2009........................... 1.45% to 2.55% 10,893,165 17.19 to  9.70 107,822   0.01%      43.90% to   42.29%
   2008........................... 1.45% to 2.55% 10,897,858 11.95 to  6.81  77,068   0.01%    (45.12)% to (45.73)%
   2007........................... 1.45% to 2.55%  5,289,899 21.77 to 12.56  74,923   0.19%      34.64% to   40.38%
 Global Technology Portfolio --
   Service Shares
   2011........................... 1.15% to 1.70%  1,319,545  4.79 to  4.39   6,061   0.00%     (9.71)% to (10.21)%
   2010........................... 1.15% to 1.70%  1,601,174  5.30 to  4.89   8,156   0.00%      22.97% to   22.28%
   2009........................... 1.15% to 1.70%  1,684,041  4.31 to  4.00   7,001   0.00%      55.09% to   54.23%
   2008........................... 1.15% to 1.70%  1,731,993  2.78 to  2.59   4,648   0.09%    (44.62)% to (44.93)%
   2007........................... 1.15% to 1.70%  2,331,053  5.02 to  4.71  11,329   0.33%      20.29% to   19.62%
 Janus Portfolio -- Institutional
   Shares
   2011........................... 1.15% to 1.60%  3,370,388 24.67 to  8.17  49,568   0.58%     (6.39)% to  (6.81)%
   2010........................... 1.15% to 1.60%  4,095,798 26.35 to  8.76  63,582   1.08%      13.20% to   12.69%
   2009........................... 1.15% to 1.60%  4,891,848 23.28 to  7.78  67,179   0.54%      34.78% to   34.17%
   2008........................... 1.15% to 1.60%  5,587,425 17.27 to  5.80  57,089   0.72%    (40.42)% to (40.68)%
   2007........................... 1.15% to 1.60%  7,101,720 28.99 to  9.77 120,734   0.69%      13.76% to   13.24%
 Janus Portfolio -- Service
   Shares
   2011........................... 1.50% to 1.70%    633,398  6.23 to  6.08   4,115   0.44%     (6.95)% to  (7.14)%
   2010........................... 1.50% to 1.70%    771,277  6.69 to  6.55   5,366   0.36%      12.55% to   12.32%
   2009........................... 1.50% to 1.70%    975,931  5.95 to  5.83   6,057   0.39%      33.97% to   33.70%
   2008........................... 1.50% to 1.70%  1,178,442  4.44 to  4.36   5,486   0.58%    (40.77)% to (40.89)%
   2007........................... 1.50% to 1.70%  1,505,874  7.49 to  7.38  11,793   0.55%      13.07% to   12.84%
 Overseas Portfolio --
   Institutional Shares
   2011........................... 0.75% to 1.60%  2,051,624 12.89 to 19.65  53,699   0.47%    (32.68)% to (33.25)%
   2010........................... 0.75% to 1.60%  2,537,925 19.15 to 29.44  99,035   0.68%      24.37% to   23.31%
   2009........................... 0.75% to 1.60%  2,970,025 15.40 to 23.87  93,941   0.56%      78.21% to   76.69%
   2008........................... 0.75% to 1.60%  3,413,992  8.64 to 13.51  60,693   2.75%    (52.47)% to (52.88)%
   2007........................... 0.75% to 1.60%  4,574,175 18.18 to 28.67 170,730   0.61%      27.35% to   26.26%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                            NET    INVESTMENT
                                   % OF AVERAGE                           ASSETS    INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------- ---------- --------------------
 Overseas Portfolio -- Service
   Shares
   2011.......................... 1.45% to 2.10%   591,517 25.66 to 16.92   7,619   0.38%    (33.32)% to (33.76)%
   2010.......................... 1.45% to 2.10%   820,795 38.48 to 25.54  15,993   0.52%      23.21% to   22.40%
   2009.......................... 1.45% to 2.10% 1,103,878 31.24 to 20.86  17,431   0.40%      76.48% to   75.31%
   2008.......................... 1.45% to 2.10% 1,331,312 17.70 to 11.90  11,958   2.68%    (52.92)% to (53.24)%
   2007.......................... 1.45% to 2.10% 1,687,826 37.60 to 25.45  32,014   0.43%      26.15% to   25.32%
 Worldwide Portfolio --
   Institutional Shares
   2011.......................... 1.15% to 1.60% 2,980,577 27.54 to  8.16  51,192   0.57%    (14.73)% to (15.12)%
   2010.......................... 1.15% to 1.60% 3,542,088 32.30 to  9.61  70,639   0.61%      14.50% to   13.99%
   2009.......................... 1.15% to 1.60% 4,069,088 28.21 to  8.43  70,423   1.41%      36.12% to   35.50%
   2008.......................... 1.15% to 1.60% 4,749,869 20.72 to  6.22  60,413   1.16%    (45.30)% to (45.55)%
   2007.......................... 1.15% to 1.60% 6,188,938 37.88 to 11.43 140,111   0.72%       8.36% to    7.87%
 Worldwide Portfolio -- Service
   Shares
   2011.......................... 1.50% to 1.70%   891,449  5.28 to  5.16   4,956   0.47%    (15.28)% to (15.45)%
   2010.......................... 1.50% to 1.70% 1,036,356  6.23 to  6.10   6,800   0.48%      13.79% to   13.56%
   2009.......................... 1.50% to 1.70% 1,278,506  5.48 to  5.37   7,398   1.26%      35.34% to   35.07%
   2008.......................... 1.50% to 1.70% 1,533,563  4.05 to  3.98   6,583   0.98%    (45.64)% to (45.75)%
   2007.......................... 1.50% to 1.70% 1,888,032  7.45 to  7.33  14,873   0.54%       7.71% to    7.49%
Legg Mason Partners Variable
  Equity Trust
 Legg Mason ClearBridge
   Variable Aggressive Growth
   Portfolio -- Class II
   2011.......................... 1.45% to 2.30%   382,148 15.07 to 10.22   5,388   0.00%       0.68% to  (0.18)%
   2010.......................... 1.45% to 2.30%   426,545 14.97 to 10.24   5,856   0.00%      22.91% to   21.85%
   2009.......................... 1.45% to 2.30%   547,645 12.18 to  8.41   6,069   0.00%      32.25% to   31.11%
   2008.......................... 1.45% to 2.30%   686,157  9.21 to  6.41   5,736   0.00%    (41.44)% to (41.95)%
   2007.......................... 1.45% to 2.30%   754,057 15.72 to 11.05  11,018   0.00%     (1.10)% to (91.96)%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class I
   2011.......................... 1.15% to 1.60%   557,518  9.27 to  9.07   5,086   3.52%       6.66% to    6.18%
   2010.......................... 1.15% to 1.60%   543,444  8.69 to  8.55   4,661   3.77%      10.97% to   10.47%
   2009.......................... 1.15% to 1.60%   709,576  7.83 to  7.74   5,503   3.20%      21.49% to   20.94%
   2008.......................... 1.15% to 1.60%   825,947  6.45 to  6.40   5,292   2.53%    (35.77)% to (36.06)%
   2007.......................... 1.15% to 1.60% 1,069,924 10.04 to 10.00  10,711   5.13%       0.52% to    0.06%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class II
   2011.......................... 1.45% to 2.45%   805,885  9.09 to  8.66   7,131   2.95%       6.15% to    5.08%
   2010.......................... 1.45% to 2.45%   952,213  8.56 to  8.25   7,983   3.72%      10.49% to    9.37%
   2009.......................... 1.45% to 2.45% 1,032,646  7.75 to  7.54   7,872   3.21%      20.85% to   19.63%
   2008.......................... 1.45% to 2.45% 1,058,150  6.41 to  6.30   6,715   2.50%    (35.90)% to (36.55)%
   2007.......................... 1.45% to 2.45% 1,340,388 10.00 to  9.93  13,352   5.01%       0.02% to  (0.99)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2011........................... 1.45% to 2.30%   823,601  8.04 to  7.72  6,578   1.24%     (7.55)% to  (8.35)%
   2010........................... 1.45% to 2.30% 1,013,465  8.70 to  8.43  8,765   1.62%      14.91% to   13.92%
   2009........................... 1.45% to 2.30% 1,223,937  7.57 to  7.40  9,226   1.33%      27.48% to   26.38%
   2008........................... 1.45% to 2.30% 1,421,022  5.94 to  5.85  8,415   1.63%    (37.50)% to (38.04)%
   2007........................... 1.45% to 2.30% 1,658,556  9.50 to  9.45 15,743   1.76%     (7.21)% to  (8.01)%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I
   2011........................... 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
   2010........................... 1.15% to 1.60%   755,761 16.82 to 11.90 10,871   2.91%       8.21% to    7.72%
   2009........................... 1.15% to 1.60%   886,599 15.55 to 11.04 11,860   1.84%      23.07% to   22.51%
   2008........................... 1.15% to 1.60% 1,153,097 12.63 to  9.02 12,556   1.14%    (36.37)% to (36.65)%
   2007........................... 1.15% to 1.60% 1,751,515 19.85 to 14.23 30,078   1.15%       2.70% to    2.23%
Legg Mason Partners Variable
  Income Trust
 Legg Mason Western Asset
   Variable Strategic Bond
   Portfolio -- Class I
   2011........................... 1.15% to 1.60%   849,416 17.68 to 16.18 14,295   3.58%       5.65% to    5.17%
   2010........................... 1.15% to 1.60%   916,784 16.74 to 15.38 14,572   2.66%      10.54% to   10.04%
   2009........................... 1.15% to 1.60% 1,054,243 15.14 to 13.98 15,214   5.25%      20.41% to   19.87%
   2008........................... 1.15% to 1.60% 1,282,652 12.58 to 11.66 15,422   5.45%    (17.98)% to (18.35)%
   2007........................... 1.15% to 1.60% 1,900,849 15.33 to 14.28 27,947   4.38%       0.81% to    0.36%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2011........................... 1.45% to 2.30% 1,156,186 13.63 to 10.66  9,468   0.25%     (1.08)% to  (1.93)%
   2010........................... 1.45% to 2.30% 1,375,271 13.77 to 10.87 11,452   0.30%      10.53% to    9.57%
   2009........................... 1.45% to 2.30% 1,761,025 12.46 to  9.92 13,156   0.45%      37.08% to   35.90%
   2008........................... 1.45% to 2.30% 2,114,412  9.09 to  7.30 11,423   0.30%    (37.90)% to (38.43)%
   2007........................... 1.45% to 2.30% 2,772,937 14.64 to 11.86 23,662   0.09%       9.41% to    8.46%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2011........................... 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%
   2010........................... 1.45% to 1.95% 1,013,295 14.56 to 11.58 10,256   1.03%       9.27% to    8.72%
   2009........................... 1.45% to 1.95% 1,214,776 13.33 to 10.65 11,262   1.33%      24.72% to   24.09%
   2008........................... 1.45% to 1.95% 1,448,454 10.68 to  8.58 10,745   0.85%    (34.22)% to (34.56)%
   2007........................... 1.45% to 2.10% 1,727,471 16.24 to 13.18 19,432   0.60%       8.43% to    7.71%
 MFS(R) New Discovery Series --
   Service Class Shares
   2011........................... 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
   2010........................... 1.15% to 2.30% 2,259,582 20.30 to 14.60 31,137   0.00%      34.38% to   32.82%
   2009........................... 1.15% to 2.30% 2,361,297 15.11 to 10.99 23,923   0.00%      61.05% to   59.18%
   2008........................... 1.15% to 2.30% 2,398,120  9.38 to  6.91 15,141   5.47%    (40.22)% to (40.91)%
   2007........................... 1.15% to 2.30% 2,768,632 15.69 to 11.69 29,384   2.38%       1.07% to  (0.11)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Strategic Income Series --
   Service Class Shares
   2011............................. 1.45% to 1.45%     5,605 13.89 to 13.89     78   5.36%       3.02% to    3.02%
   2010............................. 1.45% to 1.45%     5,711 13.48 to 13.48     77   4.19%       8.20% to    8.20%
   2009............................. 1.45% to 2.20%    37,014 12.46 to 10.32    425   9.57%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    40,658 10.21 to  8.52    387   1.52%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.45%     6,569 11.81 to 11.81     78   4.25%       1.91% to    1.91%
 MFS(R) Total Return Series --
   Service Class Shares
   2011............................. 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%       0.12% to  (1.00)%
   2010............................. 1.45% to 2.55% 7,134,030 13.45 to  9.03 75,384   2.53%       8.04% to    6.84%
   2009............................. 1.45% to 2.55% 7,403,982 12.45 to  8.45 72,982   3.27%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 6,932,090 10.73 to  7.37 59,746   3.84%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 6,579,015 14.02 to  9.73 76,363   2.35%       2.42% to  (3.94)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2011............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%       4.97% to    4.06%
   2010............................. 1.45% to 2.20% 1,920,129 26.31 to 16.02 33,264   3.13%      11.87% to   11.02%
   2009............................. 1.45% to 2.20% 2,321,427 23.52 to 14.43 36,538   4.83%      30.94% to   29.95%
   2008............................. 1.45% to 2.20% 2,903,994 17.96 to 11.11 35,664   7.03%    (38.71)% to (39.18)%
   2007............................. 1.45% to 2.20% 3,407,875 29.31 to 18.26 68,817   3.44%      25.70% to   24.74%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2011............................. 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%     (0.44)% to  (0.88)%
   2010............................. 1.15% to 1.60%   875,761 33.91 to 10.71 18,467   1.47%      11.62% to   11.11%
   2009............................. 1.15% to 1.60% 1,080,019 30.38 to  9.64 19,935   0.00%      20.49% to   19.95%
   2008............................. 1.15% to 1.60% 1,361,701 25.21 to  8.04 20,718   4.37%    (44.12)% to (44.38)%
   2007............................. 1.15% to 1.60% 1,898,908 45.12 to 14.45 50,976   2.93%       2.59% to    2.12%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2011............................. 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%     (1.07)% to  (2.17)%
   2010............................. 1.45% to 2.55% 4,785,055  9.22 to  6.93 39,331   1.18%      11.04% to    9.81%
   2009............................. 1.45% to 2.55% 5,204,659  8.30 to  6.31 38,589   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55% 5,107,592  6.93 to  5.33 32,033   3.81%    (44.43)% to (45.06)%
   2007............................. 1.45% to 2.55% 4,479,782 12.46 to  9.69 51,835   2.33%       1.98% to  (4.56)%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2011............................. 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%     (2.28)% to  (2.72)%
   2010............................. 1.15% to 1.60% 1,670,872 56.66 to 10.66 42,219   0.18%       8.16% to    7.67%
   2009............................. 1.15% to 1.60% 2,013,353 52.39 to  9.90 47,003   0.33%      42.86% to   42.21%
   2008............................. 1.15% to 1.60% 2,410,505 36.67 to  6.96 39,245   0.15%    (46.15)% to (46.39)%
   2007............................. 1.15% to 1.60% 3,281,755 68.09 to 12.99 98,385   0.24%      12.83% to   12.32%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2011........................ 1.45% to 2.10%    618,224 12.66 to  9.48   7,046   0.11%     (2.80)% to  (3.44)%
   2010........................ 1.45% to 2.10%    748,903 13.02 to  9.82   8,938   0.00%       7.56% to    6.85%
   2009........................ 1.45% to 2.10%    894,281 12.11 to  9.19  10,092   0.01%      42.06% to   41.13%
   2008........................ 1.45% to 2.10%    877,284  8.52 to  6.03   7,287   0.00%    (46.45)% to (46.81)%
   2007........................ 1.45% to 2.10%  1,069,304 15.92 to 11.33  16,850   0.01%      12.20% to   11.46%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2011........................ 1.15% to 1.60%  1,125,367 23.90 to 10.24  17,717   6.03%       7.03% to    6.54%
   2010........................ 1.15% to 1.60%  1,318,800 22.33 to  9.62  19,585   1.89%      10.13% to    9.64%
   2009........................ 1.15% to 1.60%  1,526,681 20.27 to  8.77  20,608   0.00%       8.35% to    7.86%
   2008........................ 1.15% to 1.60%  1,873,787 18.71 to  8.13  23,110   4.96%    (39.75)% to (40.02)%
   2007........................ 1.15% to 1.60%  2,549,165 31.06 to 13.56  51,724   5.32%       3.18% to    2.72%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2011........................ 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%     (9.85)% to (10.86)%
   2010........................ 1.45% to 2.55%  9,262,736 20.73 to  8.75 114,692   1.24%      14.03% to   12.76%
   2009........................ 1.45% to 2.55% 10,027,128 18.18 to  7.76 110,762   1.97%      37.33% to   35.80%
   2008........................ 1.45% to 2.55% 10,638,744 13.24 to  5.72  88,007   1.35%    (41.20)% to (41.86)%
   2007........................ 1.45% to 2.20%  7,632,946 22.52 to 14.20 120,950   1.58%       4.53% to    3.73%
 Oppenheimer High Income
   Fund/VA -- Non-Service
   Shares
   2011........................ 1.15% to 1.60%    961,554 12.09 to  3.49   6,451   9.32%     (3.46)% to  (3.89)%
   2010........................ 1.15% to 1.60%  1,058,070 12.52 to  3.63   7,581   6.44%      13.49% to   12.98%
   2009........................ 1.15% to 1.60%  1,255,407 11.03 to  3.22   7,952   0.00%      23.88% to   23.32%
   2008........................ 1.15% to 1.60%  1,398,189  8.90 to  2.61   7,385   8.01%    (78.92)% to (79.01)%
   2007........................ 1.15% to 1.60%  1,695,927 42.24 to 12.43  43,383   7.55%     (1.26)% to  (1.71)%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2011........................ 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%     (1.76)% to  (2.85)%
   2010........................ 1.45% to 2.55% 21,482,149 13.70 to  8.20 199,988   0.92%      14.15% to   12.87%
   2009........................ 1.45% to 2.55% 14,823,506 12.01 to  7.27 122,473   1.62%      26.14% to   24.73%
   2008........................ 1.45% to 2.55% 14,173,335  9.52 to  5.83  94,330   1.64%    (39.52)% to (40.19)%
   2007........................ 1.45% to 2.45%  4,861,869 15.74 to 10.83  55,700   0.93%       2.63% to    1.59%
 Oppenheimer Main Street
   Small- & Mid-Cap Fund(R)/
   VA -- Service Shares
   2011........................ 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%    (3.80)% to   (4.87)%
   2010........................ 1.45% to 2.55%  9,545,251 19.11 to  8.70 113,141   0.25%      21.27% to   19.92%
   2009........................ 1.45% to 2.55%  3,767,565 15.76 to  7.25  44,935   0.66%      34.90% to   33.39%
   2008........................ 1.45% to 2.55%  3,816,221 11.68 to  5.44  34,361   0.83%    (38.90)% to (39.59)%
   2007........................ 1.45% to 2.55%  4,088,672  19.12 to 9.00  62,618   0.28%     (2.83)% to (14.53)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                            NET    INVESTMENT
                                  % OF AVERAGE                           ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA --
   Non-Service Shares
   2011......................... 1.15% to 1.60% 1,083,970 45.44 to  9.40  26,518    0.00%    (0.06)% to  (0.52)%
   2010......................... 1.15% to 1.60% 1,116,144 45.47 to  9.45  29,147    0.00%     26.00% to   25.43%
   2009......................... 1.15% to 1.60% 1,303,483 36.09 to  7.53  26,548    0.00%     31.08% to   30.49%
   2008......................... 1.15% to 1.60% 1,528,898 27.53 to  5.77  23,783    0.00%   (49.66)% to (49.88)%
   2007......................... 1.15% to 1.60% 1,981,504 54.68 to 11.52  59,934    0.00%      5.10% to    4.63%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Service
   Shares
   2011......................... 1.45% to 1.95%   222,566 13.40 to  9.73   2,955    0.00%    (0.62)% to  (1.13)%
   2010......................... 1.45% to 1.95%   225,234 13.48 to  9.84   3,002    0.00%     25.32% to   24.68%
   2009......................... 1.45% to 1.95%   215,778 10.76 to  7.89   2,296    0.00%     30.34% to   29.68%
   2008......................... 1.45% to 1.95%   246,430  8.25 to  6.09   2,009    0.00%   (49.95)% to (50.20)%
   2007......................... 1.45% to 1.95%   315,293 16.49 to 12.22   5,144    0.00%      4.49% to    3.96%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2011......................... 1.45% to 2.45% 1,500,409 12.69 to 11.61  18,768    7.38%      0.45% to  (0.57)%
   2010......................... 1.45% to 2.20% 1,941,939 12.64 to 12.10  24,305    7.74%     11.37% to   10.52%
   2009......................... 1.45% to 2.20%   965,004 11.35 to 10.95  10,837    6.83%     19.67% to   18.76%
   2008......................... 1.45% to 2.20% 1,019,981  9.48 to  9.22   9,607    5.41%   (17.13)% to (17.76)%
   2007......................... 1.45% to 2.20% 1,328,551 11.44 to 11.22  15,149    7.38%      6.61% to    5.79%
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2011......................... 1.50% to 1.70%   267,219 16.09 to 15.72   4,250    2.12%      5.16% to    4.95%
   2010......................... 1.50% to 1.70%   329,160 15.30 to 14.98   4,985    4.08%      6.86% to    6.65%
   2009......................... 1.50% to 1.70%   377,728 14.32 to 14.04   5,351   13.37%     13.86% to   13.63%
   2008......................... 1.50% to 1.70%   442,196 12.57 to 12.36   5,501    3.05%    (3.86)% to  (4.05)%
   2007......................... 1.50% to 1.70%   644,226 13.08 to 12.88   8,347    3.36%      2.06% to    1.85%
 High Yield Portfolio --
   Administrative Class Shares
   2011......................... 1.45% to 2.55% 6,538,056 15.80 to 11.25  95,330    6.96%      1.85% to    0.71%
   2010......................... 1.45% to 2.55% 7,853,172 15.51 to 11.18 113,843    7.26%     12.81% to   11.55%
   2009......................... 1.45% to 2.55% 8,517,858 13.75 to 10.02 113,504    8.70%     38.23% to   36.69%
   2008......................... 1.45% to 2.55% 7,997,415  9.95 to  7.33  77,572    7.68%   (24.62)% to (25.46)%
   2007......................... 1.45% to 2.45% 6,148,888 13.19 to 10.57  85,408    6.97%      1.99% to    0.95%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2011......................... 1.45% to 2.55% 1,942,373 17.91 to 15.27  41,059    2.78%     25.99% to   24.59%
   2010......................... 1.45% to 2.55% 2,490,396 14.21 to 12.26  41,299    5.57%      9.99% to    8.76%
   2009......................... 1.45% to 2.55% 5,493,956 12.92 to 11.27  75,552    7.32%    (5.77)% to  (6.82)%
   2008......................... 1.45% to 2.55% 5,739,941 13.71 to 12.10  88,048    4.25%     15.60% to   14.31%
   2007......................... 1.45% to 2.55% 6,083,533 11.86 to 10.58  81,485    4.53%      8.15% to    8.82%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Low Duration Portfolio --
   Administrative Class Shares
   2011.......................... 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
   2010.......................... 1.45% to 2.55% 21,125,272 12.32 to 11.42 248,281   1.96%       3.76% to    2.60%
   2009.......................... 1.45% to 2.55% 24,727,901 11.87 to 11.13 280,887   6.57%      11.68% to   10.43%
   2008.......................... 1.45% to 2.55% 18,915,673 10.63 to 10.08 194,038   4.51%     (1.86)% to  (2.96)%
   2007.......................... 1.45% to 2.55% 17,920,878 10.83 to 10.39 191,569   4.23%       5.80% to    5.82%
 Total Return Portfolio --
   Administrative Class Shares
   2011.......................... 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
   2010.......................... 1.15% to 2.55% 31,591,358 14.63 to 12.57 464,840   5.16%       6.86% to    5.35%
   2009.......................... 1.15% to 2.55% 28,509,454 13.69 to 11.93 406,290   6.79%      12.73% to   11.13%
   2008.......................... 1.15% to 2.55% 24,894,819 12.14 to 10.73 323,751   5.57%       3.59% to    2.12%
   2007.......................... 1.15% to 2.55% 23,041,682 11.72 to 10.51 299,527   4.79%       7.48% to    7.72%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2011.......................... 1.45% to 1.95%    885,389 16.78 to 13.50   5,139   0.00%       0.69% to    0.18%
   2010.......................... 1.45% to 2.10%    830,325 16.66 to 12.18   5,295   0.00%      16.77% to   16.00%
   2009.......................... 1.45% to 2.10%  1,209,561 14.27 to 10.50   6,737   0.00%      49.80% to   48.81%
   2008.......................... 1.45% to 2.20%  1,299,162  9.52 to  7.71   4,760   0.15%    (42.76)% to (43.19)%
   2007.......................... 1.45% to 2.20%  1,610,228 16.64 to 13.57   9,434   0.07%      16.11% to   15.22%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2011.......................... 1.15% to 1.60%  2,429,489 20.59 to  8.92  32,583   1.01%     (1.49)% to  (1.94)%
   2010.......................... 1.15% to 1.60%  2,853,332 20.90 to  9.09  38,885   0.75%      12.08% to   11.58%
   2009.......................... 1.15% to 1.60%  3,296,237 18.65 to  8.15  40,195   0.66%      45.88% to   45.22%
   2008.......................... 1.15% to 1.60%  3,822,849 12.78 to  5.61  32,079   0.23%    (46.78)% to (47.02)%
   2007.......................... 1.15% to 1.60%  4,954,536 24.02 to 10.59  77,447   0.35%      18.56% to   18.02%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2011.......................... 1.15% to 1.60%  2,224,487 14.60 to 11.00  28,548   0.00%     (4.29)% to  (4.73)%
   2010.......................... 1.15% to 1.60%  2,612,290 15.25 to 11.55  35,106   0.00%      23.85% to   23.30%
   2009.......................... 1.15% to 1.60%  2,946,423 12.31 to  9.37  32,091   0.00%      43.83% to   43.18%
   2008.......................... 1.15% to 1.60%  3,365,920  8.56 to  6.54  25,618   0.00%    (47.22)% to (47.46)%
   2007.......................... 1.15% to 1.60%  4,556,709 16.22 to 12.45  65,664   0.00%      15.89% to   15.36%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio
   -- Class II Shares
   2011.......................... 1.45% to 2.55%    539,471 18.79 to  9.03   9,289   0.00%     (5.89)% to  (6.94)%
   2010.......................... 1.45% to 2.55%    749,996 19.96 to  9.70  13,901   0.00%       5.81% to    4.63%
   2009.......................... 1.45% to 2.55%  1,090,971 18.87 to  9.28  19,200   0.00%      55.12% to   53.39%
   2008.......................... 1.45% to 2.55%    883,787 12.16 to  6.05   9,979   6.95%    (40.28)% to (40.95)%
   2007.......................... 1.45% to 2.55%  2,841,578 20.37 to 10.24  43,190   9.12%       8.51% to    3.60%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Jennison Portfolio -- Class II
   Shares
   2011............................ 1.45% to 2.30%   214,604 15.07 to 10.49  2,808    0.00%    (1.53)% to  (2.38)%
   2010............................ 1.45% to 2.30%   204,064 15.30 to 10.75  2,678    0.02%      9.83% to    8.89%
   2009............................ 1.45% to 2.30%   246,625 13.93 to  9.87  2,904    0.28%     40.53% to   39.32%
   2008............................ 1.45% to 2.30%   287,151  9.91 to  7.09  2,331    0.07%   (38.46)% to (38.99)%
   2007............................ 1.45% to 2.30%   252,437 16.11 to 11.61  3,470    0.00%      9.93% to    8.98%
 Natural Resources Portfolio --
   Class II Shares
   2011............................ 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701    0.00%   (20.52)% to (21.40)%
   2010............................ 1.45% to 2.55% 2,106,882 26.14 to 12.57 44,145    0.08%     25.63% to   24.23%
   2009............................ 1.45% to 2.55% 3,326,772 20.81 to 10.12 51,535   13.00%     73.85% to   71.91%
   2008............................ 1.45% to 2.55% 3,104,821 11.97 to  5.89 26,572   14.74%   (53.87)% to (54.38)%
   2007............................ 1.45% to 2.55% 1,779,458 25.95 to 12.90 42,907   23.96%     45.54% to   46.22%
 SP International Growth Portfolio
   -- Class II Shares
   2011............................ 1.55% to 1.55%     1,395  8.57 to  8.57     12    0.45%   (16.63)% to (16.63)%
   2010............................ 1.55% to 1.55%     1,472 10.28 to 10.28     15    1.18%     12.05% to   12.05%
   2009............................ 1.55% to 1.55%     1,554  9.17 to  9.17     14    0.67%     34.33% to   34.33%
   2008............................ 1.55% to 1.55%     8,967  6.83 to  6.83     61   22.39%   (51.25)% to (51.25)%
   2007............................ 1.55% to 1.55%    11,452 14.01 to 14.01    160   12.30%     17.27% to   17.27%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2011............................ 1.55% to 1.55%     1,657 14.37 to 14.37     24    1.08%      0.20% to    0.20%
   2010............................ 1.55% to 1.55%     1,809 14.34 to 14.34     26    0.23%     18.10% to   18.10%
   2009............................ 1.55% to 1.55%     1,719 12.14 to 12.14     21    0.22%     38.99% to   38.99%
   2008............................ 1.55% to 1.55%     1,855  8.74 to  8.74     16   16.98%   (37.23)% to (37.23)%
   2007............................ 1.55% to 1.55%     1,610 13.92 to 13.92     22   10.07%     14.53% to   14.53%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT
   Omega Growth Fund -- Class 2
   2011............................ 1.45% to 1.95%   414,789 11.74 to 11.65  4,860    0.00%    (6.91)% to  (7.38)%
   2010(4)......................... 1.45% to 1.95%   214,337 12.61 to 12.58  2,701    0.00%     64.92% to   64.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are generally annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Statements of Income for the years ended December 31, 2011, 2010 and 2009............. F-2
   Consolidated Balance Sheets as of December 31, 2011 and 2010....................................... F-3
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2011,
     2010 and 2009.................................................................................... F-4
   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009......... F-5
   Notes to Consolidated Financial Statements......................................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, the Company changed their method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

/s/ KPMG LLP
Richmond, Virginia
March 26, 2012

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2011      2010      2009
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  837.8  $  911.7  $  982.4
Net investment income.......................................................    725.6     717.6     644.7
Net investment gains (losses)...............................................   (182.0)   (111.7)   (315.9)
Policy fees and other income................................................    756.1     570.9     599.2
                                                                             --------  --------  --------
   Total revenues...........................................................  2,137.5   2,088.5   1,910.4
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,183.8   1,157.1   1,032.7
Interest credited...........................................................    299.7     303.4     339.7
Acquisition and operating expenses, net of deferrals........................    246.2     263.9     247.0
Amortization of deferred acquisition costs and intangibles..................    206.2     217.1     241.0
Interest expense............................................................    111.7     108.9      91.7
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,047.6   2,050.4   1,952.1
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................     89.9      38.1     (41.7)
Provision (benefit) for income taxes........................................     15.4     (36.0)    (36.0)
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................     74.5      74.1      (5.7)
Equity in net income (loss) of unconsolidated subsidiary....................     (5.2)     20.0       4.4
                                                                             --------  --------  --------
Net income (loss)........................................................... $   69.3  $   94.1  $   (1.3)
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $  (43.5) $  (57.1) $ (592.1)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................     (6.0)    (29.5)    226.6
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................    (49.5)    (86.6)   (365.5)
Other investments gains (losses)............................................   (132.5)    (25.1)     49.6
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $ (182.0) $ (111.7) $ (315.9)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2011       2010
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,843.4  $13,622.9
       Equity securities available-for-sale, at fair value.................................      59.1       70.8
       Commercial mortgage loans...........................................................   1,836.5    2,109.3
       Restricted commercial mortgage loans related to securitization entity...............      86.1      111.8
       Policy loans........................................................................     518.2      519.6
       Other invested assets ($1.4 and $1.6 restricted)....................................   1,296.1    1,167.4
                                                                                            ---------  ---------
              Total investments............................................................  17,639.4   17,601.8
   Cash and cash equivalents...............................................................     830.4      488.7
   Accrued investment income...............................................................     136.1      161.9
   Deferred acquisition costs..............................................................   3,347.0    3,226.2
   Intangible assets.......................................................................     225.6      369.5
   Goodwill................................................................................     450.9      450.9
   Reinsurance recoverable.................................................................   7,877.3    8,016.6
   Other assets............................................................................     454.7      406.1
   Separate account assets.................................................................   9,231.7   10,659.2
                                                                                            ---------  ---------
              Total assets................................................................. $40,193.1  $41,380.9
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,756.0  $ 9,821.4
       Policyholder account balances.......................................................  10,367.0   10,552.8
       Liability for policy and contract claims............................................     312.7      310.3
       Unearned premiums...................................................................      12.3       15.7
       Other liabilities...................................................................     495.7      763.3
       Non-recourse funding obligations....................................................   3,531.0    3,537.0
       Deferred income tax liability.......................................................   1,142.2      779.8
       Separate account liabilities........................................................   9,231.7   10,659.2
       Borrowings related to securitization entity, at fair value..........................      88.0      114.3
                                                                                            ---------  ---------
              Total liabilities............................................................  34,936.6   36,553.8
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,719.9    4,702.3
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     261.0      (68.0)
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................     (80.6)     (73.6)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     180.4     (141.6)
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      51.8       16.8
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     232.2     (124.8)
       Retained earnings...................................................................     278.8      224.0
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   5,256.5    4,827.1
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $40,193.1  $41,380.9
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2008.................... $25.6   $4,686.7    $(1,603.6)  $ 108.3    $3,217.0
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --       (188.4)    188.5         0.1
Comprehensive income (loss):
   Net loss.........................................    --         --           --      (1.3)       (1.3)
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --      1,143.9        --     1,143.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         17.7        --        17.7
   Derivatives qualifying as hedges.................    --         --        (33.7)       --       (33.7)
                                                                                                --------
Total comprehensive income (loss)...................                                             1,126.6
Other transactions with stockholder.................    --         --           --     (16.0)      (16.0)
                                                     -----   --------    ---------   -------    --------
Balances as of December 31, 2009....................  25.6    4,686.7       (664.1)    279.5     4,327.7
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --        101.8    (115.4)      (13.6)
Comprehensive income (loss):
   Net income.......................................    --         --           --      94.1        94.1
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --        376.9        --       376.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         56.2        --        56.2
   Derivatives qualifying as hedges.................    --         --          4.4        --         4.4
                                                                                                --------
Total comprehensive income (loss)...................                                               531.6
Other transactions with former parent...............    --       14.0           --     (29.7)      (15.7)
Other transactions with stockholder.................    --        1.6           --      (4.5)       (2.9)
                                                     -----   --------    ---------   -------    --------
Balances as of December 31, 2010....................  25.6    4,702.3       (124.8)    224.0     4,827.1
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --           --      69.3        69.3
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --        329.0        --       329.0
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         (7.0)       --        (7.0)
   Derivatives qualifying as hedges.................    --         --         35.0        --        35.0
                                                                                                --------
Total comprehensive income (loss)...................                                               426.3
Other transactions with stockholder.................    --       17.6           --     (14.5)        3.1
                                                     -----   --------    ---------   -------    --------
Balances as of December 31, 2011.................... $25.6   $4,719.9    $   232.2   $ 278.8    $5,256.5
                                                     =====   ========    =========   =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2011       2010       2009
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $    69.3  $    94.1  $    (1.3)
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................       9.8       (4.6)      60.0
       Equity in net (income) loss of unconsolidated subsidiary............       5.2      (20.0)      (4.4)
       Net investment losses (gains).......................................     182.0      111.7      315.9
       Charges assessed to policyholders...................................    (617.0)    (433.7)    (394.2)
       Acquisition costs deferred..........................................    (345.3)    (270.2)    (185.6)
       Amortization of deferred acquisition costs and intangibles..........     206.2      217.1      241.0
       Deferred income taxes...............................................     214.0      (32.5)    (289.7)
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................      29.9      (64.7)    (149.8)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     106.2       15.8       43.0
       Insurance reserves..................................................     620.3      516.2      699.6
       Other liabilities and other policy-related balances.................    (162.0)     163.9       58.9
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................     318.6      293.1      393.4
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,683.5    1,521.5    1,605.4
       Commercial mortgage loans...........................................     352.3      208.6      247.2
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      26.0       19.6         --
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   1,223.7      835.0    1,586.6
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,543.4)  (4,148.3)  (2,336.2)
       Commercial mortgage loans...........................................     (66.8)     (15.0)        --
   Other invested assets, net..............................................     (20.5)   1,247.4     (253.2)
   Policy loans, net.......................................................       1.4       (3.9)      (9.9)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................     656.2     (335.1)     839.9
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,374.2    1,664.7    1,421.8
   Withdrawals from universal life and investment contracts................  (1,941.5)  (2,480.9)  (3,448.7)
   Proceeds from short-term borrowings and other, net......................     (33.5)      92.6      (34.7)
   Redemption of non-recourse funding obligations..........................      (6.0)      (6.0)     (12.0)
   Repayment of borrowings related to securitization entities..............     (26.3)     (19.5)        --
   Capital contribution to unconsolidated subsidiary.......................        --         --       (0.1)
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................    (633.1)    (749.1)  (2,073.7)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................     341.7     (791.1)    (840.4)
Cash and cash equivalents at beginning of period...........................     488.7    1,279.8    2,120.2
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   830.4  $   488.7  $ 1,279.8
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2011 and 2010, the carrying value of our investment in GLICNY was $508.2 million and $418.1 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include: Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

   (b) Nature of Business

   In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff. Prior year amounts have been re-presented to conform to our reorganized operating segments.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance and group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and surrender fee income. For universal and term universal life insurance contracts, charges to contractholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2011 and 2010, the fair value of securities loaned under our securities lending program was $39.6 million and $114.9 million, respectively. As of December 31, 2011 and 2010, the fair value of collateral held under our securities lending program was $41.3 million and $119.2 million, respectively, and the offsetting obligation to return collateral of $41.3 million and $119.1 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2011 and 2010.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2011, 2010 and 2009, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Through 2010, we issued level premium term life insurance products whose premiums are contractually determined to be level through a period of time and then increase thereafter. Effective January 1, 2012, we intend to change our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models did not impact the reserving for our level premium term life insurance products.

   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our current accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting will floor the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We will implement this accounting change retrospectively, which will reduce retained earnings and stockholder's equity by approximately $99.3 million as of January 1, 2012, and will reduce net income (loss) by approximately $8.0 million, $3.7 million and $26.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE").

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

During this period, we were subject to a tax sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. We recognize the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   In 2009, we had retained interests in VIEs where we were the servicer and transferor of certain assets that were sold to a newly created VIE. In 2010, we de-recognized the retained interests assets due to consolidation and termination of the VIEs. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 15 for additional information related to these consolidated entities.

   (t) Accounting Changes

   Testing Goodwill for Impairment

   In September 2011, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                                   ACCUMULATED OTHER
                                     COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------              ----------------- ----------------- -------------------
Investment securities.............      $123.8            $(123.8)            $  --
Other invested assets/(1)/........         0.8               (1.0)             (0.2)
Provision for income taxes........       (44.1)              44.1                --
                                        ------            -------             -----
Net cumulative effect adjustment..      $ 80.5            $ (80.7)            $(0.2)
                                        ======            =======             =====

--------
/(1)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $3.1 million recorded to retained earnings with a partial offset recorded to accumulated other comprehensive income of $2.5 million.

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $132.5 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate a previously qualifying special-purpose entity. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entity and the amounts recorded for our interest in this entity prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $34.7 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $21.3 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The assets and liabilities of the newly consolidated entity were as follows as of January 1, 2010:

                                                                             AMOUNTS
                                                                          RECORDED UPON
(AMOUNTS IN MILLIONS)                                                   CONSOLIDATION/(1)/
---------------------                                                   -----------------
Assets
Restricted commercial mortgage loans...................................      $133.9
Other invested assets/(2)/.............................................       (34.2)
Accrued investment income..............................................         0.7
                                                                             ------
   Total assets........................................................       100.4
                                                                             ------
Liabilities
Other liabilities......................................................         0.7
Borrowings related to securitization entities..........................       133.9
                                                                             ------
   Total liabilities...................................................       134.6
                                                                             ------
   Net assets and liabilities of newly consolidated entities...........       (34.2)
   Less: amortized cost of fixed maturity securities previously
     recorded/(3)/.....................................................         0.8
                                                                             ------
   Cumulative effect adjustment to retained earnings upon adoption,
     pre-tax...........................................................       (35.0)
   Tax effect..........................................................         0.3
                                                                             ------
   Net cumulative effect adjustment to retained earnings upon adoption.      $(34.7)
                                                                             ======

--------
/(1)/Represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
/(2)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $99.0 million recorded to retained earnings. We recorded the effect of GLICNY's accounting adoption that impacted our investment in GLICNY of $34.2 million.
/(3)/Fixed maturity securities that were previously recorded had net unrealized investment gains of $2.0 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for loan losses. Borrowings related to securitization entities are recorded at unpaid principal.

   The borrowings of the entity were recorded at cost. See note 15 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Measuring Liabilities At Fair Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the FASB. This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

OCI. The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

                                        ACCUMULATED OTHER
                                          COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                     INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------                   ----------------- ----------------- -------------------
Investment securities..................      $(301.6)          $ 301.6             $  --
Adjustment to DAC......................          3.6              (4.5)             (0.9)
Adjustment to PVFP.....................          5.9              (5.8)              0.1
Adjustment to certain benefit reserves.           --               0.6               0.6
Provision for income taxes.............        103.7            (103.4)              0.3
                                             -------           -------             -----
Net cumulative effect adjustment.......      $(188.4)          $ 188.5             $ 0.1
                                             =======           =======             =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   (u) Accounting Pronouncements Not Yet Adopted

   In June 2011, the FASB issued new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

comprehensive income (loss) or in two separate but consecutive statements. This new accounting guidance is effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In May 2011, the FASB issued new accounting guidance for fair value measurements. This new accounting guidance clarifies existing fair value measurement requirements and changes certain fair value measurement principles and disclosure requirements that will be effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In April 2011, the FASB issued new accounting guidance for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The new guidance removes the requirement to consider a transferor's ability to fulfill its contractual rights from the criteria when determining effective control and is effective, for us, prospectively to any transactions occurring on or after January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial statements.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. This new guidance will be effective for us on January 1, 2012. We will adopt this new guidance retrospectively, which will reduce retained earnings and stockholder's equity by $485.7 million as of January 1, 2012, and will reduce net income by $12.4 million and $17.0 million for the years ended December 31, 2011 and 2010, respectively and reduce the net loss by $15.9 million for the year ended December 31, 2009. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2011    2010    2009
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $571.2  $557.5  $567.0
Commercial mortgage loans..................................................  111.5   120.7   136.7
Restricted commercial mortgage loans related to securitization entity/(1)/.   10.4    10.1      --
Equity securities..........................................................    1.4     3.9     1.8
Other invested assets......................................................   19.0    11.4   (77.8)
Policy loans...............................................................   32.6    32.2    31.8
Cash, cash equivalents and short-term investments..........................    0.9     2.7     8.8
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  747.0   738.5   668.3
Expenses and fees..........................................................  (21.4)  (20.9)  (23.6)
                                                                            ------  ------  ------
   Net investment income................................................... $725.6  $717.6  $644.7
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2011     2010     2009
---------------------                                              -------  -------  -------
Available-for-sale securities:
   Realized gains................................................. $  31.6  $  16.5  $  28.5
   Realized losses................................................   (47.7)   (40.6)   (70.1)
                                                                   -------  -------  -------
   Net realized gains (losses) on available-for-sale securities...   (16.1)   (24.1)   (41.6)
                                                                   -------  -------  -------
Impairments:
   Total other-than-temporary impairments.........................   (43.5)   (57.1)  (592.1)
   Portion of other-than-temporary impairments included in other
     comprehensive income (loss)..................................    (6.0)   (29.5)   226.6
                                                                   -------  -------  -------
   Net other-than-temporary impairments...........................   (49.5)   (86.6)  (365.5)
                                                                   -------  -------  -------
Derivative instruments/(1)/.......................................  (148.1)    18.2    112.1
Commercial mortgage loans.........................................     2.9    (17.1)   (10.3)
Trading securities................................................    28.6     (2.0)    (1.5)
Net gains related to securitization entity/(2)/...................     0.2      0.1       --
Other.............................................................      --     (0.2)    (9.1)
                                                                   -------  -------  -------
   Net investment gains (losses).................................. $(182.0) $(111.7) $(315.9)
                                                                   =======  =======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2011, 2010 and 2009 was $607.1 million, $404.2 million and $483.0 million, respectively, which was approximately 93.7%, 92.0% and 87.9%, respectively, of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                    2011     2010     2009
---------------------                                                   ------  -------  -------
Beginning balance...................................................... $327.0  $ 373.3  $    --
Adoption of new accounting guidance related to other-than-temporary
  impairments..........................................................     --       --    456.2
Adoption of new accounting guidance related to securitization entities.     --     (2.2)      --
Additions:
   Other-than-temporary impairments not previously recognized..........   12.4     26.7     48.7
   Increases related to other-than-temporary impairments previously
     recognized........................................................   34.8     53.7     86.1
Reductions:
   Securities sold, paid down or disposed..............................  (72.9)  (124.5)  (213.8)
   Securities where there is intent to sell............................     --       --     (3.9)
                                                                        ------  -------  -------
Ending balance......................................................... $301.3  $ 327.0  $ 373.3
                                                                        ======  =======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2011     2010      2009
---------------------                                    -------  -------  ---------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $ 503.5  $(163.6) $(1,080.2)
   Equity securities....................................    (0.9)    (0.6)      10.8
   Restricted other invested assets.....................      --       --       (1.7)
   Investment in unconsolidated subsidiary..............    79.0     18.8      (28.5)
   Other invested assets................................      --       --       (0.1)
                                                         -------  -------  ---------
       Subtotal.........................................   581.6   (145.4)  (1,099.7)
Adjustments to DAC, PVFP and benefit reserves...........  (345.8)   (84.8)      63.5
Income taxes, net.......................................   (55.4)    88.6      359.7
                                                         -------  -------  ---------
Net unrealized investment gains (losses)................ $ 180.4  $(141.6) $  (676.5)
                                                         =======  =======  =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2011     2010      2009
---------------------                                                           -------  -------  ---------
Beginning balance.............................................................. $(141.6) $(676.5) $(1,649.7)
Cumulative effect of changes in accounting.....................................      --    101.8     (188.4)
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   661.4    698.7    1,567.5
   Adjustment to DAC...........................................................   (92.2)   (58.1)    (131.8)
   Adjustment to PVFP..........................................................   (81.7)   (72.2)    (125.6)
   Adjustment to benefit reserves..............................................   (87.1)   (18.0)        --
   Provision for income taxes..................................................  (121.0)  (189.3)    (420.5)
                                                                                -------  -------  ---------
       Change in unrealized gains (losses) on investment securities............   279.4    361.1      889.6
Reclassification adjustments to net investment (gains) losses, net of taxes of
  $(23.0), $(38.7) and $(146.5)                                                    42.6     72.0      272.0
                                                                                -------  -------  ---------
Ending balance................................................................. $ 180.4  $(141.6) $  (676.5)
                                                                                =======  =======  =========

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,011.9    $  184.7        $ --         $    --       $    --   $ 1,196.6
   Government--non-U.S...............     119.2        23.2          --              --            --       142.4
   U.S. corporate....................   6,113.1       533.3          --           (61.4)         (0.4)    6,584.6
   Corporate--non-U.S................   1,855.4       100.4          --           (62.5)           --     1,893.3
   Residential mortgage-backed.......   1,929.8       144.1         3.0          (116.0)       (113.6)    1,847.3
   Commercial mortgage-backed........     859.8        20.3         0.7           (85.2)        (24.1)      771.5
   Other asset-backed................   1,450.7         5.3         0.1           (48.4)           --     1,407.7
                                      ---------    --------        ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,339.9     1,011.3         3.8          (373.5)       (138.1)   13,843.4
Equity securities....................      60.0         1.8          --            (2.7)           --        59.1
                                      ---------    --------        ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,399.9    $1,013.1        $3.8         $(376.2)      $(138.1)  $13,902.5
                                      =========    ========        ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,120.9     $ 41.5         $ --         $  (2.7)      $    --   $ 1,159.7
   Government--non-U.S...............     117.2       17.4           --            (0.4)           --       134.2
   U.S. corporate....................   6,248.8      223.5           --           (95.9)           --     6,376.4
   Corporate--non-U.S................   1,972.7       72.1           --           (48.2)           --     1,996.6
   Residential mortgage-backed.......   1,579.2       40.5          4.5          (134.9)       (108.4)    1,380.9
   Commercial mortgage-backed........   1,033.4       15.2          1.1          (126.9)        (15.9)      906.9
   Other asset-backed................   1,714.3        4.7           --           (50.5)         (0.3)    1,668.2
                                      ---------     ------         ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,786.5      414.9          5.6          (459.5)       (124.6)   13,622.9
Equity securities....................      71.4        1.5           --            (2.1)           --        70.8
                                      ---------     ------         ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,857.9     $416.4         $5.6         $(461.6)      $(124.6)  $13,693.7
                                      =========     ======         ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                                      LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                 ------------------------------ ------------------------------  ------------------------------
                                            GROSS                          GROSS                           GROSS
                                  FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------     -------- ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
   U.S. corporate............... $  646.9   $(15.0)      86     $  445.3  $ (46.8)       67     $1,092.2  $ (61.8)      153
   Corporate--non-U.S...........    359.5    (19.0)      42        223.5    (43.5)       25        583.0    (62.5)       67
   Residential mortgage-
     backed.....................    128.4     (2.9)      28        397.5   (226.7)      214        525.9   (229.6)      242
   Commercial mortgage-
     backed.....................     90.5    (13.1)      23        385.3    (96.2)      106        475.8   (109.3)      129
   Other asset-backed...........    136.3     (0.3)      13        192.5    (48.1)       24        328.8    (48.4)       37
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
   Subtotal, fixed maturity
     securities.................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)      628
Equity securities...............       --       --       --          4.6     (2.7)        4          4.6     (2.7)        4
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
  unrealized loss position...... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)      632
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===
% Below cost--fixed maturity
  securities:
   (less than)20% Below cost.... $1,346.5   $(43.7)     177     $1,139.4  $ (97.9)      213     $2,485.9  $(141.6)      390
   20%-50% Below cost...........     14.6     (4.9)       8        448.6   (245.4)      163        463.2   (250.3)      171
   (greater than)50% Below cost.      0.5     (1.7)       7         56.1   (118.0)       60         56.6   (119.7)       67
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
   Total fixed maturity
     securities.................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)      628
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
% Below cost--equity
  securities:
   (less than)20% Below cost....       --       --       --          0.6     (0.1)        3          0.6     (0.1)        3
   20%-50% Below cost...........       --       --       --          4.0     (2.6)        1          4.0     (2.6)        1
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
   Total equity securities......       --       --       --          4.6     (2.7)        4          4.6     (2.7)        4
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
  unrealized loss position...... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)      632
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===
Investment grade................ $1,229.0   $(37.8)     152     $  991.7  $(149.7)      211     $2,220.7  $(187.5)      363
Below investmentgrade/(3)/......    132.6    (12.5)      40        657.0   (314.3)      229        789.6   (326.8)      269
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
  unrealized loss position...... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)      632
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts included $134.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $138.1 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $132.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to credit spreads that have widened since acquisition for corporate securities across various industry sectors, including finance and insurance as well as utilities and energy. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 3.6% as of December 31, 2011.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $97.9 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BBB" and approximately 62.3% of the unrealized losses were related to investment grade securities as of December 31, 2011. These unrealized losses were attributable to the widening of credit spreads for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector as well as mortgage-backed and asset-backed securities. The average fair value percentage below cost for these securities was approximately 7.9% as of December 31, 2011. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2011:

                                                                 INVESTMENT GRADE
                                  ------------------------------------------------------------------------------
                                                20% TO 50%                           GREATER THAN 50%
                                  --------------------------------------- --------------------------------------
                                                    % OF TOTAL                             % OF TOTAL
                                           GROSS      GROSS                       GROSS      GROSS
                                  FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------      ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate................ $ 35.4   $(15.0)      2.9%        5     $ --    $   --      -- %        --
   Corporate--non-U.S............   67.6    (34.7)      6.7         9       --        --       --         --
   Structured securities:
       Residential mortgage-
         backed..................   35.6    (12.2)      2.4        19      6.1     (14.7)     2.9          6
       Commercial mortgage-
         backed..................   19.5     (7.9)      1.5         8      0.1      (0.2)      --          2
       Other asset-backed........    3.7     (1.4)      0.3         1       --        --       --         --
                                  ------   ------      ----        --     ----    ------      ---         --
       Total structured
         securities..............   58.8    (21.5)      4.2        28      6.2     (14.9)     2.9          8
                                  ------   ------      ----        --     ----    ------      ---         --
Total............................ $161.8   $(71.2)     13.8%       42     $6.2    $(14.9)     2.9%         8
                                  ======   ======      ====        ==     ====    ======      ===         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                              BELOW INVESTMENT GRADE
                                  ------------------------------------------------------------------------------
                                                20% TO 50%                           GREATER THAN 50%
                                  --------------------------------------- --------------------------------------
                                                    % OF TOTAL                             % OF TOTAL
                                           GROSS      GROSS                       GROSS      GROSS
                                  FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------      ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential mortgage-
         backed.................. $196.3  $(119.6)     23.3%       91     $27.0  $ (64.9)     12.6%       37
       Commercial mortgage-
         backed..................   41.9    (19.9)      3.9        26      21.7    (36.4)      7.1        14
       Other asset-backed........   48.6    (34.7)      6.7         4       1.2     (1.8)      0.3         1
                                  ------  -------      ----       ---     -----  -------      ----        --
       Total structured
         securities..............  286.8   (174.2)     33.9       121      49.9   (103.1)     20.0        52
                                  ------  -------      ----       ---     -----  -------      ----        --
Total............................ $286.8  $(174.2)     33.9%      121     $49.9  $(103.1)     20.0%       52
                                  ======  =======      ====       ===     =====  =======      ====        ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See below for further discussion of gross unrealized losses by asset class.

   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2011:

                                                             INVESTMENT GRADE
                              ------------------------------------------------------------------------------
                                            20% TO 50%                           GREATER THAN 50%
                              --------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                              FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)  VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------  ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
   Industry:
   Finance and insurance..... $ 99.2   $(48.5)     9.4%        13      $--     $--        -- %        --
   Technology and
     communications..........    3.8     (1.2)     0.2          1       --      --         --         --
                              ------   ------      ---         --      ---     ---        ---         --
   Total..................... $103.0   $(49.7)     9.6%        14      $--     $--         --%        --
                              ======   ======      ===         ==      ===     ===        ===         ==

   Of the total unrealized losses of $49.7 million for corporate fixed maturity securities presented in the preceding table, $48.5 million, or 97.6%, of the unrealized losses related to issuers in the finance and insurance sector that were 32.8% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2011. Of the $48.5 million of unrealized losses related to the finance and insurance industry, $35.1 million related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $313.7 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $120.4 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment. The extent and duration of the unrealized loss position on our structured securities is due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2011.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                         LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                    ------------------------------ ------------------------------  --------------------
                                               GROSS                          GROSS                           GROSS
                                     FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)         VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/
----------------------------        -------- ---------- ---------- -------- ----------  ---------- -------- ----------
DESCRIPTION OF SECURITIES
    U.S. government, agencies
     and government-
     sponsored enterprises......... $  202.4   $ (2.7)      21     $     --  $    --        --     $  202.4  $  (2.7)
    Government--non-U.S............      5.9     (0.4)       2           --       --        --          5.9     (0.4)
    U.S. corporate.................  1,025.3    (28.2)     217        646.4    (67.7)       89      1,671.7    (95.9)
    Corporate--non-U.S.............    260.6     (4.2)      47        351.2    (44.0)       31        611.8    (48.2)
    Residential mortgage-
     backed........................     64.1     (1.6)      22        592.7   (241.7)      238        656.8   (243.3)
    Commercial mortgage-
     backed........................     71.0     (1.4)       9        539.1   (141.4)      146        610.1   (142.8)
    Other asset-backed.............    298.1     (0.4)      18        329.9    (50.4)       38        628.0    (50.8)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Subtotal, fixed maturity
     securities....................  1,927.4    (38.9)     336      2,459.3   (545.2)      542      4,386.7   (584.1)
Equity securities                        6.9     (1.9)       2          0.6     (0.2)        5          7.5     (2.1)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)
                                    ========   ======      ===     ========  =======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $1,926.1   $(38.2)     330     $1,859.5  $(158.7)      300     $3,785.6  $(196.9)
    20%-50% Below cost.............      1.2     (0.4)       3        546.4   (270.3)      168        547.6   (270.7)
    (greater than)50% Below cost...      0.1     (0.3)       3         53.4   (116.2)       74         53.5   (116.5)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total fixed maturity
     securities....................  1,927.4    (38.9)     336      2,459.3   (545.2)      542      4,386.7   (584.1)
                                    --------   ------      ---     --------  -------       ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost......      2.2     (0.1)       1           --       --        --          2.2     (0.1)
    20%-50% Below cost.............      4.7     (1.8)       1          0.6     (0.2)        5          5.3     (2.0)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total equity securities........      6.9     (1.9)       2          0.6     (0.2)        5          7.5     (2.1)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)
                                    ========   ======      ===     ========  =======       ===     ========  =======
Investment grade................... $1,867.5   $(38.6)     320     $1,619.9  $(227.4)      303     $3,487.4  $(266.0)
Below investment grade/(3)/........     66.8     (2.2)      18        840.0   (318.0)      244        906.8   (320.2)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)
                                    ========   ======      ===     ========  =======       ===     ========  =======

                                    ----------

                                    NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)        SECURITIES
----------------------------        ----------
DESCRIPTION OF SECURITIES
    U.S. government, agencies
     and government-
     sponsored enterprises.........     21
    Government--non-U.S............      2
    U.S. corporate.................    306
    Corporate--non-U.S.............     78
    Residential mortgage-
     backed........................    260
    Commercial mortgage-
     backed........................    155
    Other asset-backed.............     56
                                       ---
    Subtotal, fixed maturity
     securities....................    878
Equity securities                        7
                                       ---
Total for securities in an
 unrealized loss position..........    885
                                       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......    630
    20%-50% Below cost.............    171
    (greater than)50% Below cost...     77
                                       ---
    Total fixed maturity
     securities....................    878
                                       ---
% Below cost--equity securities:
    (less than)20% Below cost......      1
    20%-50% Below cost.............      6
                                       ---
    Total equity securities........      7
                                       ---
Total for securities in an
 unrealized loss position..........    885
                                       ===
Investment grade...................    623
Below investment grade/(3)/........    262
                                       ---
Total for securities in an
 unrealized loss position..........    885
                                       ===

--------
/(1)/Amounts included $124.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $124.6 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $116.1 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2011 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $ 1,181.9    $ 1,188.1
       Due after one year through five years..     2,125.9      2,148.8
       Due after five years through ten years.     1,798.6      1,953.1
       Due after ten years....................     3,993.2      4,526.9
                                                 ---------    ---------
              Subtotal........................     9,099.6      9,816.9
       Residential mortgage-backed............     1,929.8      1,847.3
       Commercial mortgage-backed.............       859.8        771.5
       Other asset-backed.....................     1,450.7      1,407.7
                                                 ---------    ---------
              Total...........................   $13,339.9    $13,843.4
                                                 =========    =========

   As of December 31, 2011, $992.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2011, securities issued by utilities and energy, finance and insurance, and consumer--non-cyclical industry groups represented approximately 23.2%, 21.4% and 11.8% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2011, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2011 and 2010, $8.2 million and $8.3 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2011                      2010
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Industrial...........................................    $  566.1       30.6%      $  579.7       27.3%
Office...............................................       553.8       29.9          623.6       29.3
Retail...............................................       453.5       24.5          514.1       24.2
Apartments...........................................       146.4        7.9          194.4        9.1
Mixed use/other......................................       131.0        7.1          214.5       10.1
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,850.8      100.0%       2,126.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.1                       1.5
   Allowance for losses..............................       (15.4)                    (18.5)
                                                         --------                  --------
   Total.............................................    $1,836.5                  $2,109.3
                                                         ========                  ========

                                                                2011                      2010
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  620.8       33.5%      $  571.0       26.8%
Pacific..............................................       456.3       24.7          594.9       28.0
Middle Atlantic......................................       196.2       10.6          260.3       12.2
East North Central...................................       177.5        9.6          203.1        9.6
Mountain.............................................       106.4        5.7          119.5        5.6
West North Central...................................       103.3        5.6          110.1        5.2
West South Central...................................        71.2        3.8           72.3        3.4
East South Central...................................        64.1        3.5           82.4        3.9
New England..........................................        55.0        3.0          112.7        5.3
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,850.8      100.0%       2,126.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.1                       1.5
   Allowance for losses..............................       (15.4)                    (18.5)
                                                         --------                  --------
   Total.............................................    $1,836.5                  $2,109.3
                                                         ========                  ========

   As of December 31, 2011 and 2010, our total mortgage holdings secured by real estate in California was $293.3 million and $422.7 million, respectively, which was 16.0% and 19.9%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2011
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Industrial..................     $1.2         $--            $--          $1.2    $  564.9  $  566.1
   Office......................      3.8          --             --           3.8       550.0     553.8
   Retail......................       --          --             --            --       453.5     453.5
   Apartments..................       --          --             --            --       146.4     146.4
   Mixed use/other.............      1.2          --             --           1.2       129.8     131.0
                                    ----         ---            ---          ----    --------  --------
   Total recorded investment...     $6.2         $--            $--          $6.2    $1,844.6  $1,850.8
                                    ====         ===            ===          ====    ========  ========
% of total commercial mortgage
  loans........................      0.3%         --%            --%          0.3%       99.7%    100.0%
                                    ====         ===            ===          ====    ========  ========

                                                                  2010
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Industrial..................     $--          $--           $ --          $ --    $  579.7  $  579.7
   Office......................      --           --            3.5           3.5       620.1     623.6
   Retail......................      --           --             --            --       514.1     514.1
   Apartments..................      --           --             --            --       194.4     194.4
   Mixed use/other.............      --           --             --            --       214.5     214.5
                                    ---          ---           ----          ----    --------  --------
   Total recorded investment...     $--          $--           $3.5          $3.5    $2,122.8  $2,126.3
                                    ===          ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................      --%          --%           0.2%          0.2%       99.8%    100.0%
                                    ===          ===           ====          ====    ========  ========

   As of December 31, 2011 and 2010, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. As of December 31, 2011, we had no loans that were on nonaccrual status. As of December 31, 2010, we had $3.5 million of loans that were on nonaccrual status related to the office property type.

   As of and for the years ended December 31, 2011 and 2010, we modified or extended 18 and 10 commercial mortgage loans, respectively, with a total carrying value of $140.9 million and $176.1 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                                 2011      2010
---------------------                                               --------  --------
Allowance for credit losses:
   Beginning balance............................................... $   18.5  $   15.0
   Charge-offs/(1)/................................................       --     (14.6)
   Recoveries......................................................       --        --
                                                                    --------  --------
   Provision.......................................................     (3.1)     18.1
                                                                    ========  ========
   Ending balance.................................................. $   15.4  $   18.5
                                                                    ========  ========
   Ending allowance for individually impaired loans................ $     --  $     --
                                                                    ========  ========
   Ending allowance for loans not individually impaired that were
     evaluated collectively for impairment......................... $   15.4  $   18.5
                                                                    ========  ========

Recorded investment:
   Ending balance.................................................. $1,850.8  $2,126.3
                                                                    ========  ========
   Ending balance of individually impaired loans................... $     --  $    4.2
                                                                    ========  ========
   Ending balance of loans not individually impaired that were evaluated collectively for impairment......................... $1,850.8  $2,122.1
                                                                    ========  ========

--------
/(1)/Charge-offs in 2010 included $13.0 million related to held-for-sale commercial mortgage loans that were sold.

   The following table presents the activity in the allowance for losses as of or for the year ended December 31:

                          (AMOUNTS IN MILLIONS)  2009
                          ---------------------  -----
                           Beginning balance.... $ 7.4
                           Provision............   7.6
                                                 -----
                           Ending balance....... $15.0
                                                 =====

   As of December 31, 2011, we had no commercial mortgage loans that were individually impaired. The following table sets forth our individually impaired commercial mortgage loans by property type as of December 31, 2010:

                                   UNPAID                          AVERAGE    INTEREST
                        RECORDED  PRINCIPAL              RELATED   RECORDED    INCOME
(AMOUNTS IN MILLIONS)  INVESTMENT  BALANCE  CHARGE-OFFS ALLOWANCE INVESTMENT RECOGNIZED
---------------------  ---------- --------- ----------- --------- ---------- ----------
 Property type:
    Industrial........    $1.1      $1.2       $0.1        $--       $1.1       $--
    Office............     3.1       4.6        1.5         --       $1.5        --
    Retail............      --        --         --         --       $ --        --
    Apartments........      --        --         --         --       $ --        --
   Mixed use/other....      --        --         --         --       $ --        --
                          ----      ----       ----        ---                  ---
    Total.............    $4.2      $5.8       $1.6        $--       $1.4       $--
                          ====      ====       ====        ===                  ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2011
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Industrial.................  $160.0   $134.0    $170.4     $ 98.0       $ 3.7      $  566.1
   Office.....................   197.9     91.9     186.2       67.6        10.2         553.8
   Retail.....................   140.2     54.0     207.9       46.6         4.8         453.5
   Apartments.................    60.3     29.8      38.3       18.0          --         146.4
   Mixed use/other............    14.4     16.4      18.8        9.1        72.3         131.0
                                ------   ------    ------     ------       -----      --------
   Total......................  $572.8   $326.1    $621.6     $239.3       $91.0      $1,850.8
                                ======   ======    ======     ======       =====      ========
% of total....................    30.9%    17.6%     33.7%      12.9%        4.9%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.43     1.79      1.57       1.07        4.64          1.96
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $91.0 million of loans in good standing, with a total weighted-average loan-to-value of 110.7%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                            2010
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Industrial.................  $180.1   $152.7    $131.7     $ 90.0       $25.2      $  579.7
   Office.....................   134.1    116.9     171.4      147.2        54.0         623.6
   Retail.....................   135.8     78.6     172.9      121.2         5.6         514.1
   Apartments.................    39.2     22.0      65.3       67.9          --         194.4
   Mixed use/other............    12.6      7.9       6.7      177.8         9.5         214.5
                                ------   ------    ------     ------       -----      --------
   Total......................  $501.8   $378.1    $548.0     $604.1       $94.3      $2,126.3
                                ======   ======    ======     ======       =====      ========
% of total....................    23.6%    17.8%     25.8%      28.4%        4.4%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.17     1.90      1.45       3.62        1.06          2.30
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $0.7 million of impaired loans and $93.6 million of loans in good standing, with a total weighted-average loan-to-value of 114.2%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                     2011
                                -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Industrial..................     $ 87.0       $ 87.3      $ 90.0      $203.5         $ 98.3       $  566.1
   Office......................       47.6         42.4       128.3       112.1          148.8          479.2
   Retail......................       27.7         80.2       129.4       110.2          104.8          452.3
   Apartments..................        1.8         21.5        27.9        77.4           17.8          146.4
   Mixed use/other.............         --         12.8        28.1         7.4           16.3           64.6
                                    ------       ------      ------      ------         ------       --------
   Total.......................     $164.1       $244.2      $403.7      $510.6         $386.0       $1,708.6
                                    ======       ======      ======      ======         ======       ========
% of total.....................        9.6%        14.3%       23.6%       29.9%          22.6%         100.0%
                                    ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.       79.6%        71.4%       63.8%       55.6%          43.5%          59.4%
                                    ======       ======      ======      ======         ======       ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                                    2010
                                ----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 -1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ---------- ----------- ----------------- --------
Property type:
   Industrial..................     $ 73.9       $ 72.1      $ 82.7     $234.5         $115.9       $  579.1
   Office......................       38.8         58.5        76.2      162.9          197.8          534.2
   Retail......................       31.4        101.8       140.3      113.1          125.9          512.5
   Apartments..................        2.9         14.6        39.7       60.3           25.8          143.3
   Mixed use/other.............        9.5          9.9         5.9       27.7           11.4           64.4
                                    ------       ------      ------     ------         ------       --------
   Total.......................     $156.5       $256.9      $344.8     $598.5         $476.8       $1,833.5
                                    ======       ======      ======     ======         ======       ========
% of total.....................        8.6%        14.0%       18.8%      32.6%          26.0%         100.0%
                                    ======       ======      ======     ======         ======       ========
Weighted-average loan-to-value.       88.5%        67.0%       66.2%      57.9%          51.9%          61.8%
                                    ======       ======      ======     ======         ======       ========

   The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31:

                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Industrial..................      $--           $--        $  --        $--          $   --       $   --
   Office......................       --            --           --         --            74.6         74.6
   Retail......................       --            --          1.2         --              --          1.2
   Apartments..................       --            --           --         --              --           --
   Mixed use/other.............       --            --           --         --            66.4         66.4
                                     ---           ---        -----        ---          ------       ------
   Total.......................      $--           $--        $ 1.2        $--          $141.0       $142.2
                                     ===           ===        =====        ===          ======       ======
% of total.....................       --%           --%         0.8%        --%           99.2%       100.0%
                                     ===           ===        =====        ===          ======       ======
Weighted-average loan-to-value.       --%           --%        15.0%        --%           81.0%        80.5%
                                     ===           ===        =====        ===          ======       ======

                                                                   2010
                                --------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 -1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ---------- ----------- ----------------- ------
Property type:
   Industrial..................     $ 0.6          $--        $--        $  --         $   --       $  0.6
   Office......................        --           --         --           --           89.4         89.4
   Retail......................        --           --         --          1.6             --          1.6
   Apartments..................        --           --         --         21.5           29.6         51.1
   Mixed use/other.............        --           --         --           --          150.1        150.1
                                    -----          ---        ---        -----         ------       ------
   Total.......................     $ 0.6          $--        $--        $23.1         $269.1       $292.8
                                    =====          ===        ===        =====         ======       ======
% of total.....................       0.2%          --%        --%         7.9%          91.9%       100.0%
                                    =====          ===        ===        =====         ======       ======
Weighted-average loan-to-value.      31.8%          --%        --%        93.3%          81.4%        82.3%
                                    =====          ===        ===        =====         ======       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   The following tables set forth additional information regarding our restricted commercial mortgage loans related to a securitization entity as of December 31:

                                     2011                      2010
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Property type:
  Retail..................     $42.3         49.1%       $ 50.3        44.9%
  Office..................      20.2         23.4          30.1        26.8
  Industrial..............      15.1         17.5          19.4        17.3
  Apartments..............       5.6          6.5           6.4         5.7
  Mixed use/other.........       3.0          3.5           5.9         5.3
                               -----        -----        ------       -----
     Subtotal.............      86.2        100.0%        112.1       100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                      (0.3)
                               -----                     ------
     Total................     $86.1                     $111.8
                               =====                     ======

                                     2011                      2010
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Geographic region:
  Pacific.................     $23.1         26.8%       $ 29.0        25.9%
  South Atlantic..........      22.1         25.6          25.7        22.9
  Middle Atlantic.........      12.5         14.5          14.0        12.5
  East North Central......      12.2         14.2          14.2        12.7
  West North Central......       6.3          7.3           7.3         6.5
  Mountain................       5.9          6.8           9.2         8.2
  East South Central......       2.2          2.6          10.5         9.4
  West South Central......       1.3          1.5           1.6         1.4
  New England.............       0.6          0.7           0.6         0.5
                               -----        -----        ------       -----
     Subtotal.............      86.2        100.0%        112.1       100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                      (0.3)
                               -----                     ------
     Total................     $86.1                     $111.8
                               =====                     ======

   Of our restricted commercial mortgage loans as of December 31, 2011, $83.4 million were current, $1.5 million were 61 to 90 days past due and $1.3 million were past due for more than 90 days and still accruing interest. As of December 31, 2010, all restricted commercial mortgage loans were current and there were no restricted commercial mortgage loans on nonaccrual status.

   As of December 31, 2011 and 2010, loans not individually impaired that were evaluated collectively for impairment were $86.2 million and $110.5 million, respectively, of the total recorded investment of restricted commercial mortgage loans of $86.2 million and $112.1 million, respectively. A reduction in credit losses of $0.2 million was recorded during the year ended
December 31, 2011, resulting in an ending allowance for credit losses balance of $0.1 million as of December 31, 2011. A provision for credit losses of $0.8 million was recorded during the year ended December 31, 2010, of which $0.5 million was required upon consolidation of a securitization entity as of January 1, 2010. We also recorded charge-offs of $0.5 million during 2010 related to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

our individually impaired restricted commercial mortgage loans, resulting in an ending allowance for credit losses balance of $0.3 million as of December 31, 2010.

   In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of December 31:

                                                             2011
              -                ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $40.9     $ 1.4     $  --     $   --          $--        $ 42.3
   Office.....................   10.6       2.4       5.9        1.3           --          20.2
   Industrial.................   13.3       1.8        --         --           --          15.1
   Apartments.................    5.6        --        --         --           --           5.6
   Mixed use/other............    3.0        --        --         --           --           3.0
                                -----     -----     -----     ------          ---        ------
   Total recorded investments.  $73.4     $ 5.6     $ 5.9     $  1.3          $--        $ 86.2
                                =====     =====     =====     ======          ===        ======
% of total....................   85.1%      6.5%      6.9%       1.5%          --%        100.0%
                                =====     =====     =====     ======          ===        ======
Weighted-average debt service
  coverage ratio..............   1.80      1.27      2.38      (0.13)          --          1.78
                                =====     =====     =====     ======          ===        ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                             2010
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $ 44.6    $ 1.8     $ 1.3     $ 2.6           $--        $ 50.3
   Office.....................    24.4      2.7        --       3.0            --          30.1
   Industrial.................    19.4       --        --        --            --          19.4
   Apartments.................     6.4       --        --        --            --           6.4
   Mixed use/other............     5.9       --        --        --            --           5.9
                                ------    -----     -----     -----           ---        ------
   Total recorded investments.  $100.7    $ 4.5     $ 1.3     $ 5.6           $--        $112.1
                                ======    =====     =====     =====           ===        ======
% of total....................    90.0%     4.0%      1.1%      4.9%           --%        100.0%
                                ======    =====     =====     =====           ===        ======
Weighted-average debt service
  coverage ratio..............    1.77     0.89      1.33      1.76            --          1.73
                                ======    =====     =====     =====           ===        ======

   The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31:

                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.4         $ 6.6       $14.9       $13.6          $ 5.8       $ 42.3
   Office......................       3.7            --          --         8.4            8.1         20.2
   Industrial..................       0.7           2.7          --        10.5            1.2         15.1
   Apartments..................        --            --         3.9          --            1.7          5.6
   Mixed use/other.............        --            --          --          --            3.0          3.0
                                    -----         -----       -----       -----          -----       ------
   Total recorded investments..     $ 5.8         $ 9.3       $18.8       $32.5          $19.8       $ 86.2
                                    =====         =====       =====       =====          =====       ======
% of total.....................       6.7%         10.8%       21.8%       37.7%          23.0%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      58.9%         38.2%       33.5%       32.8%          29.8%        34.6%
                                    =====         =====       =====       =====          =====       ======

                                                                    2010
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 7.4         $ 3.0       $17.0       $17.0          $ 5.9       $ 50.3
   Office......................       4.0            --        11.4         5.9            8.8         30.1
   Industrial..................        --            --         3.7        14.3            1.4         19.4
   Apartments..................        --            --         4.5          --            1.9          6.4
   Mixed use/other.............        --            --          --         2.8            3.1          5.9
                                    -----         -----       -----       -----          -----       ------
   Total recorded investments..     $11.4         $ 3.0       $36.6       $40.0          $21.1       $112.1
                                    =====         =====       =====       =====          =====       ======
% of total.....................      10.1%          2.7%       32.6%       35.7%          18.9%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      48.0%         38.4%       39.4%       39.5%          32.3%        38.9%
                                    =====         =====       =====       =====          =====       ======

   There were no floating rate restricted commercial mortgage loans as of December 31, 2011 or 2010.

   See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                       2011                      2010
                                             ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                        CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                        -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.....    $  508.2       39.1%      $  418.1       35.9%
Trading securities..........................       454.6       35.1          274.1       23.5
Limited partnerships........................       122.6        9.5          133.9       11.5
Derivatives.................................        66.0        5.1          122.4       10.5
Short-term investments......................        58.0        4.5           25.0        2.1
Securities lending collateral...............        41.3        3.2          119.2       10.2
Derivatives counterparty collateral.........        38.3        3.0           68.2        5.8
Real estate owned...........................         4.0        0.3             --         --
Restricted other invested assets related to
  securitization entity/(1)/................         1.4        0.1            1.6        0.1
Other investments...........................         1.7        0.1            4.9        0.4
                                                --------      -----       --------      -----
   Total other invested assets..............    $1,296.1      100.0%      $1,167.4      100.0%
                                                ========      =====       ========      =====

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table sets forth our positions in derivative instruments as of December 31:

                                                 DERIVATIVE ASSETS              DERIVATIVE LIABILITIES
                                         --------------------------------  --------------------------------
                                              BALANCE         FAIR VALUE       BALANCE         FAIR VALUE
                                               SHEET         ------------       SHEET         -------------
(AMOUNTS IN MILLIONS)                      CLASSIFICATION    2011   2010    CLASSIFICATION     2011   2010
---------------------                    --------------      ----- ------  --------------     ------ ------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                           Other invested                         Other
   Interest rate swaps..................       assets        $25.0 $ 61.5      liabilities    $  0.5 $  3.5
                                                             ----- ------                     ------ ------
   Total fair value hedges..............                      25.0   61.5                        0.5    3.5
                                                             ----- ------                     ------ ------
   Total derivatives designated as
     hedges.............................                      25.0   61.5                        0.5    3.5
                                                             ----- ------                     ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                           Other invested                         Other
Interest rate swaps.....................       assets          5.5    6.1      liabilities       8.3   13.8
                                           Other invested                         Other
Equity return swaps.....................       assets          6.6     --      liabilities       2.8    3.1
                                           Other invested                         Other
Credit default swaps....................       assets          0.4    0.9      liabilities       0.1     --
                                           Other invested                         Other
Equity index options....................       assets         22.6   30.9      liabilities        --    2.6
                                           Other invested                         Other
Financial futures.......................       assets           --     --      liabilities        --     --
                                           Other invested                         Other
Limited guarantee.......................       assets          5.9   23.0      liabilities        --     --
                                                                              Policyholder
                                             Reinsurance                         account
GMWB embedded derivatives...............  recoverable/(1)/    13.9   (4.1)    balances/(2)/    433.6  107.8
                                                             ----- ------                     ------ ------
   Total derivatives not designated as
     hedges.............................                      54.9   56.8                      444.8  127.3
                                                             ----- ------                     ------ ------
   Total derivatives....................                     $79.9 $118.3                     $445.3 $130.8
                                                             ===== ======                     ====== ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                 MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
----------------------                   ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional       $1,203.8      $     --   $  (627.9)      $  575.9
                                                         --------      --------   ---------       --------
   Total fair value hedges..............                  1,203.8            --      (627.9)         575.9
                                                         --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                  1,203.8            --      (627.9)         575.9
                                                         --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional          645.0          54.2      (176.7)         522.5
Equity return swaps.....................  Notional          208.4         297.9      (208.4)         297.9
Credit default swaps....................  Notional           56.1            --          --           56.1
Equity index options....................  Notional          686.1         159.5      (522.4)         323.2
Financial futures.......................  Notional        3,742.4       5,159.6    (6,200.2)       2,701.8
Limited guarantee.......................  Notional          250.0            --          --          250.0
                                                         --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                  5,588.0       5,671.2    (7,107.7)       4,151.5
                                                         --------      --------   ---------       --------
   Total derivatives....................                 $6,791.8      $5,671.2   $(7,735.6)      $4,727.4
                                                         ========      ========   =========       ========

                                                                                 MATURITIES/
(NUMBER OF POLICIES)                     MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
--------------------                     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives...............  Policies         43,386           582      (2,342)        41,626

   We did not have any derivatives with counterparties that can be terminated at the option of the derivative counterparty as of December 31, 2011.

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.2             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI   FROM OCI/(1)/   NET INCOME (LOSS)  (LOSS)/(2)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................         --               0.1         gains (losses)         --       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Amounts included $0.1 million of gains reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).
/(2)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   For the year ended December 31, 2009, there were no active cash flow hedges.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                    2011   2010   2009
---------------------                                                    ----- -----  ------
Derivatives qualifying as effective accounting hedges as of January 1... $16.8 $12.4  $ 46.1
Current period increases (decreases) in fair value......................  34.8   4.7   (33.7)
Reclassification to net (income) loss...................................   0.2  (0.3)     --
                                                                         ----- -----  ------
Derivatives qualifying as effective accounting hedges as of December 31. $51.8 $16.8  $ 12.4
                                                                         ===== =====  ======

   Derivatives qualifying as effective accounting hedges contained $51.7 million, $16.5 million and $11.9 million, net of taxes, for the years ended December 31, 2011, 2010 and 2009, respectively, from our investment in GLICNY. The $51.7 million, net of taxes, recorded in stockholder's equity as of December 31, 2011 is

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

expected to be reclassified to future net income (loss) through our equity in income of unconsolidated subsidiary. There are no amounts expected to be reclassified to future income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments. No amounts were reclassified to net income (loss) during the years ended December 31, 2011, 2010 and 2009 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  1.5      gains (losses)        $(4.8)         income            $(1.4)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (39.2)     gains (losses)         45.7     Interest credited       39.1      gains (losses)
                          ------                            -----                            -----
   Total..............    $(37.7)                           $40.9                            $37.7
                          ======                            =====                            =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  2.8      gains (losses)        $(5.6)         income            $(2.5)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (37.6)     gains (losses)         (0.1)    Interest credited       37.3      gains (losses)
                          ------                            -----                            -----
   Total..............    $(34.8)                           $(5.7)                           $34.8
                          ======                            =====                            =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2009:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  5.3      gains (losses)        $(8.9)         income            $(5.6)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (46.6)     gains (losses)         75.3     Interest credited       44.5      gains (losses)
                          ------                            -----                            -----
   Total..............    $(41.3)                           $66.4                            $38.9
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                   CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                      2011    2010     2009            IN NET INCOME (LOSS)
---------------------                    -------  ------  -------  ----------------------------------------
Interest rate swaps..................... $   3.3  $145.7  $(238.2)      Net investment gains (losses)
Equity return swaps.....................     2.1   (11.2)      --       Net investment gains (losses)
Credit default swaps....................     0.2     1.0      6.5       Net investment gains (losses)
Equity index options....................     0.8   (69.2)  (114.1)      Net investment gains (losses)
Financial futures.......................   150.3   (99.0)  (199.7)      Net investment gains (losses)
Limited guarantee.......................   (17.2)   (6.9)    24.5       Net investment gains (losses)
GMWB embedded derivatives...............  (287.6)   57.7    635.5       Net investment gains (losses)
                                         -------  ------  -------
   Total derivatives not designated as
     hedges............................. $(148.1) $ 18.1  $ 114.5
                                         =======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Derivative Counterparty Credit Risk

   As of December 31, 2011 and 2010, net fair value assets by counterparty totaled $49.9 million and $81.1 million, respectively. As of December 31, 2011 and 2010, net fair value liabilities by counterparty totaled $1.5 million and $4.7 million, respectively. As of December 31, 2011 and 2010, we retained collateral of $38.3 million and $68.2 million, respectively, related to these agreements, including over collateralization of $5.4 million and $9.7 million, respectively, from certain counterparties. As of December 31, 2011 and 2010, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2011 and 2010, we could have been allowed to claim up to $17.0 million and $22.6 million, respectively, from counterparties and required to disburse up to $1.5 million and $4.7 million, respectively. This represented the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2011                        2010
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AA
   Matures after one year through five years..  $ 6.0    $ --     $ --      $ 6.0    $0.1      $--
   Matures after five years through ten years.    5.0      --       --        5.0      --       --
A
   Matures after one year through five years..   16.5     0.1      0.1       16.5     0.2       --
BBB
   Matures after one year through five years..   23.6     0.3       --       23.6     0.6       --
   Matures after five years through ten years.    5.0      --       --        5.0      --       --
                                                -----    ----     ----      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $56.1    $0.4     $0.1      $56.1    $0.9      $--
                                                =====    ====     ====      =====    ====      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2011      2010    2009/(1)/
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $3,255.0  $3,150.8  $3,137.3
   Costs deferred.................................................    345.3     270.2     185.6
   Amortization, net of interest accretion........................   (136.1)   (166.0)   (203.0)
   Cumulative effect of changes in accounting.....................       --        --      (4.5)
   Reinsurance transactions/(2)/..................................      3.8        --      35.4
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,468.0   3,255.0   3,150.8
   Accumulated effect of net unrealized investment (gains) losses.   (121.0)    (28.8)     29.3
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,347.0  $3,226.2  $3,180.1
                                                                   ========  ========  ========

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net unfavorable impact of $0.9 million on DAC.
/(2)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2011 and 2010, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable. Loss recognition testing of our variable annuity products in our Runoff segment resulted in an increase in amortization of DAC of $49.0 million in 2009 reflecting unfavorable equity market performance.

(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                       2011                  2010
                                               --------------------  --------------------
                                                GROSS                 GROSS
                                               CARRYING ACCUMULATED  CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)                           AMOUNT  AMORTIZATION  AMOUNT  AMORTIZATION
---------------------                          -------- ------------ -------- ------------
PVFP..........................................  $571.4    $(408.4)    $653.1    $(353.3)
Capitalized software..........................   174.3     (130.7)     162.3     (115.7)
Deferred sales inducements to contractholders.    43.1      (24.1)      42.9      (19.8)
Other.........................................     2.5       (2.5)       2.5       (2.5)
                                                ------    -------     ------    -------
   Total......................................  $791.3    $(565.7)    $860.8    $(491.3)
                                                ======    =======     ======    =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2011, 2010 and 2009 was $70.1 million, $51.1 million and $38.0 million, respectively. Amortization expense related to deferred sales inducements of $4.3 million, $2.3 million and $7.0 million, respectively, for the years ended December 31, 2011, 2010 and 2009 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2011    2010   2009/(1)/
---------------------                                              -------  ------  --------
Unamortized balance as of January 1............................... $ 337.8  $375.1   $406.4
   Amortization...................................................   (72.6)  (57.8)   (47.8)
   Interest accreted at 5.6%, 5.8% and 5.7%.......................    17.5    20.5     22.3
   Cumulative effect of change in accounting......................      --      --     (5.8)
                                                                   -------  ------   ------
Unamortized balance as of December 31.............................   282.7   337.8    375.1
   Accumulated effect of net unrealized investment (gains) losses.  (119.7)  (38.0)    34.2
                                                                   -------  ------   ------
Balance as of December 31......................................... $ 163.0  $299.8   $409.3
                                                                   =======  ======   ======

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.1 million on PVFP.

   The percentage of the December 31, 2011 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2012. 4.7%
                                   2013. 3.6%
                                   2014. 5.0%
                                   2015. 7.1%
                                   2016. 9.3%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for our U.S. Life Insurance segment was $450.9 million as of December 31, 2011 and 2010.

   Goodwill impairment losses

   There were no goodwill impairment charges recorded in 2011, 2010 or 2009. Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer, and our affiliates, Brookfield Life and Annuity Insurance Company Ltd ("BLAIC") and Brookfield Life Assurance Company Limited ("BLAC").

   As of December 31, 2011, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2011 and 2010, we had $2.4 billion and $3.0 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2011 and 2010, we had a reinsurance recoverable of $6,832.4 million and $7,011.0 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have term and universal life insurance policies ceded to BLAIC. As of December 31, 2011, total life insurance ceded to BLAIC was $57,014.8 million. As of December 31, 2010, total life insurance ceded to BLAC was $60,480.7 million. In 2011, BLAC novated all of the life insurance policies assumed from us to BLAIC.

   We have term and universal life insurance policies assumed from GLIC. As of December 31, 2011 and 2010, we had reserves of $801.4 million and $473.6 million, respectively, associated with these policies. In 2011, we assumed an additional in-force block of universal life insurance policies from GLIC, which resulted in the addition of $35.5 million of DAC. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2011 and 2010, we had a reinsurance recoverable of $364.8 million and $362.9 million, respectively, associated with GLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   In October 2011, Genworth completed the sale of its Medicare supplement insurance business. The transaction included the reinsurance of our Medicare supplement insurance which reduced our DAC by $31.7 million. We received a net ceding commission of $12.1 million and recorded a reinsurance recoverable of $18.6 million as of December 31, 2011 related to the reinsurance transaction.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $818.2 million and $52.9 million, respectively, as of December 31, 2011 and $619.4 million and $64.3 million, respectively, as of December 31, 2010 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   On January 24, 2012, GLAIC ceded term life insurance policies to a third-party reinsurer that were previously reinsured to River Lake III, our wholly-owned subsidiary. In connection with the reinsurance transaction, a majority of the assets held by River Lake III were sold to third parties and affiliates, and all $750.0 million of River Lake III's non-recourse funding obligations will be redeemed. The reinsurance transaction will result in a U.S. GAAP after-tax loss of approximately $91.5 million that will be recorded in the first quarter of 2012.

   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                      2011         2010         2009
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 563,508.8  $ 554,329.6  $ 552,476.5
 Amounts assumed from other companies..   129,722.9    113,037.6     97,649.3
 Amounts ceded to other companies/(1)/.  (285,945.5)  (272,580.2)  (293,873.7)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 407,286.2  $ 394,787.0  $ 356,252.1
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        31.9%        28.6%        27.4%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                WRITTEN                       EARNED
                                     ----------------------------  ----------------------------
(AMOUNTS IN MILLIONS)                  2011      2010      2009      2011      2010      2009
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,005.7  $1,086.0  $1,126.9  $1,009.0  $1,087.6  $1,128.8
Assumed.............................    156.1     165.4     172.8     156.1     165.4     172.8
Ceded...............................   (324.8)   (340.8)   (338.3)   (327.3)   (341.3)   (319.2)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $  837.0  $  910.6  $  961.4  $  837.8  $  911.7  $  982.4
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   18.6%     18.1%     17.6%
                                                                   ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,045.8 million, $1,002.8 million and $1,039.1 million during 2011, 2010 and 2009, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION    ASSUMPTION     2011     2010
---------------------                            ----------   ------------- -------- --------
Structured settlements with life contingencies..        /(1)/  2.5% - 8.0%  $5,268.6 $5,335.8
Traditional life insurance contracts............        /(2)/  2.5% - 7.5%   2,500.2  2,451.7
Annuity contracts with life contingencies.......        /(1)/  2.5% - 8.0%   1,864.1  1,908.5
Accident and health insurance contracts.........        /(3)/  4.5% - 7.0%      77.0     78.6
Supplementary contracts with life contingencies.        /(1)/  2.5% - 8.0%      46.1     46.8
                                                                            -------- --------
Total future policy benefits....................                            $9,756.0 $9,821.4
                                                                            ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2011      2010
    ---------------------                               --------- ---------
    Annuity contracts.................................. $ 2,490.9 $ 2,227.1
    Structured settlements without life contingencies..   1,215.8   1,293.7
    FABNs, funding agreements and GICs.................   1,018.5   1,852.9
    Supplementary contracts without life contingencies.     369.6     260.2
    Variable universal life insurance contracts........      20.4      20.7
                                                        --------- ---------
       Total investment contracts......................   5,115.2   5,654.6
    Universal life insurance contracts.................   5,251.8   4,898.2
                                                        --------- ---------
       Total policyholder account balances............. $10,367.0 $10,552.8
                                                        ========= =========

   We are a member of the Federal Home Loan Bank (the "FHLB") program and held $36.7 million and $46.5 million of common stock, respectively, related to our membership as of December 31, 2011 and 2010 which was included in equity securities. We issued funding agreements to the FHLB and have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by us, the FHLB recovery on the collateral is limited to the amount

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

of our funding agreement liabilities to the FHLB. The amount of funding agreements issued to the FHLB was $140.0 million as of December 31, 2011 and 2010, which was included in policyholder account balances. We had letters of credit related to the FHLB of $462.4 million as of December 31, 2011 and 2010. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $654.8 million and $645.1 million as of December 31, 2011 and 2010, respectively.

   Certain Nontraditional Long-Duration Contracts

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2011 and 2010, our liability associated with certain nontraditional long-duration contracts was approximately $7,126.9 million and $7,737.7 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2011     2010
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,562.3 $2,799.1
   Net amount at risk...................................................... $   61.0 $   33.5
   Average attained age of contractholders.................................       70       70
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,528.2 $4,088.0
   Net amount at risk...................................................... $  392.8 $  278.7
   Average attained age of contractholders.................................       70       70
Account values with living benefit guarantees:
   GMWBs................................................................... $3,557.0 $3,956.2
   Guaranteed annuitization benefits....................................... $1,411.9 $1,570.3

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $23.3 million and $12.8 million as of December 31, 2011 and 2010, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2011 and 2010, our exposure related to GMWB and guaranteed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

annuitization benefit contracts that were considered "in the money" was $910.1 million and $613.3 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2011     2010
                    ---------------------  -------- --------
                     Balanced funds....... $3,426.9 $3,798.1
                     Equity funds.........    831.8    895.9
                     Bond funds...........    670.9    755.8
                     Money market funds...     26.9     46.0
                     Other................     12.3     30.7
                                           -------- --------
                        Total............. $4,968.8 $5,526.5
                                           ======== ========

(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2011     2010     2009
       ---------------------                   -------  -------  -------
       Beginning as of January 1.............. $ 310.3  $ 294.9  $ 280.9
       Less reinsurance recoverables..........  (126.5)  (124.8)  (112.0)
                                               -------  -------  -------
          Net balance as of January 1.........   183.8    170.1    168.9
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   729.2    720.7    565.3
          Prior years.........................    11.4     13.7     29.6
                                               -------  -------  -------
              Total incurred..................   740.6    734.4    594.9
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (621.6)  (599.1)  (548.6)
          Prior years.........................  (115.1)  (121.6)   (45.1)
                                               -------  -------  -------
              Total paid......................  (736.7)  (720.7)  (593.7)
                                               -------  -------  -------
          Net balance as of December 31.......   187.7    183.8    170.1
       Add reinsurance recoverables...........   125.0    126.5    124.8
                                               -------  -------  -------
       Balance as of December 31.............. $ 312.7  $ 310.3  $ 294.9
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2011, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from an increase in average policy claim amounts as compared to 2010.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   During 2011, 2010 and 2009, we strengthened reserves by $11.4 million, $13.7 million and $29.6 million, respectively, as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we strengthened prior year reserves related to our life insurance products by $11.2 million from $230.1 million as of December 31, 2010. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   In 2010, we strengthened prior year reserves related to our life insurance products by $15.2 million from $230.2 million as of December 31, 2009. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   In 2009, we strengthened prior year reserves related to our life insurance products by $31.6 million from $213.4 million as of December 31, 2008. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   For our other businesses, the remaining development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                (AMOUNTS IN MILLIONS)
                ---------------------
                ISSUANCE                         2011     2010
                --------                       -------- --------
                River Lake I, due 2033/(1)/... $  600.0 $  600.0
                River Lake I, due 2033/(2)/...    500.0    500.0
                River Lake II, due 2035/(1)/..    300.0    300.0
                River Lake II, due 2035/(2)/..    550.0    550.0
                River Lake III, due 2036/(1)/.    500.0    500.0
                River Lake III, due 2036/(2)/.    250.0    250.0
                River Lake IV, due 2028/(2)/..    516.0    522.0
                Rivermont I, due 2050/(1)/....    315.0    315.0
                                               -------- --------
                   Total...................... $3,531.0 $3,537.0
                                               ======== ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, we may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   On March 25, 2011, River Lake IV repaid $6.0 million of its total outstanding $22.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2009, River Lake IV repaid $12.0 million of its total outstanding $40.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   On December 9, 2011, GLIC commenced a tender offer to purchase all of the outstanding non-recourse funding obligations issued by River Lake III. The tender offer was deemed successful on January 20, 2012 and GLIC subsequently purchased a majority of the outstanding securities. River Lake III expects to redeem all $750.0 million of its non-recourse funding obligations owned by GLIC and third-party investors in the first quarter of 2012.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2011 and 2010 were 1.4% and 1.5%, respectively.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2011    2010     2009
    ---------------------                          -------  ------  -------
    Current federal income taxes.................. $(198.1) $ (3.7) $ 257.0
    Deferred federal income taxes.................   213.3   (31.1)  (289.2)
                                                   -------  ------  -------
       Total federal income taxes.................    15.2   (34.8)   (32.2)
                                                   -------  ------  -------
    Current state income taxes....................    (0.5)    0.2     (3.3)
    Deferred state income taxes...................     0.7    (1.4)    (0.5)
                                                   -------  ------  -------
       Total state income taxes...................     0.2    (1.2)    (3.8)
                                                   -------  ------  -------
       Total provision (benefit) for income taxes. $  15.4  $(36.0) $ (36.0)
                                                   =======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As of December 31, 2011 and 2010, the current federal income tax payable was $21.4 million and $132.0 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax receivable was $2.9 million and $2.5 million, respectively, as of December 31, 2011 and 2010 and was included in other assets in the consolidated balance sheets.

   In 2011, 2010 and 2009, we recorded $5.1 million, $4.5 million and $5.8 million, respectively, in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                                                               2011   2010   2009
                                                              -----  -----   ----
Statutory U.S. federal income tax rate.......................  35.0%  35.0%  35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect........   0.1   (4.4)   6.0
   Tax benefits related to separation from our former parent.    --  (78.5)    --
   Benefit on tax favored investments........................ (17.5) (36.2)  42.2
   Interest on uncertain tax positions.......................    --   (5.5)   2.7
   Other, net................................................  (0.5)  (4.9)   0.4
                                                              -----  -----   ----
Effective rate...............................................  17.1% (94.5)% 86.3%
                                                              =====  =====   ====

   In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $29.9 million of previously uncertain tax benefits related to the separation. Additionally, we recorded $29.7 million as a reduction to retained earnings and $14.0 million as additional paid-in capital related to the 2004 separation.

   The components of the net deferred income tax liability were as follows as of December 31:

      (AMOUNTS IN MILLIONS)                                2011     2010
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  219.6 $  343.1
         Net unrealized losses on investment securities.       --     88.6
         Accrued expenses...............................     25.5      6.8
         Net operating loss carryforwards...............    566.1    656.5
         Other..........................................     65.8       --
                                                         -------- --------
             Total deferred income tax assets...........    877.0  1,095.0
                                                         -------- --------
      Liabilities:
         Insurance reserves............................. $  877.4 $  768.2
         Net unrealized gains on investment securities..     55.5       --
         Net unrealized gains on derivatives............       --      0.1
         PVFP...........................................     96.2    116.7
         DAC............................................    990.1    877.2
         Other..........................................       --    112.6
                                                         -------- --------
             Total deferred income tax liabilities......  2,019.2  1,874.8
                                                         -------- --------
             Net deferred income tax liability.......... $1,142.2 $  779.8
                                                         ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $1,617.4 million as of December 31, 2011, and if unused, will expire beginning in 2022.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

     (AMOUNTS IN MILLIONS)                          2011    2010    2009
     ---------------------                         ------  ------  ------
     Balance as of January 1...................... $106.5  $107.9  $ 67.8
     Tax positions related to the current period:
        Gross additions...........................    9.0     7.6    54.3
        Gross reductions..........................     --      --    (1.7)
     Tax positions related to the prior years:
        Gross additions...........................    4.6    27.4     0.3
        Gross reductions..........................   (7.6)  (36.4)  (12.8)
                                                   ------  ------  ------
     Balance as of December 31.................... $112.5  $106.5  $107.9
                                                   ======  ======  ======

   The total amount of unrecognized tax benefits was $112.5 million as of December 31, 2011, of which $1.4 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the year ended
December 31, 2011, we did not incur any interest or penalties. During the years ended 2010 and 2009, we recorded benefits of approximately $3.2 million and $1.8 million, respectively, related to interest and penalties. We had approximately $2.4 million and $1.2 million, respectively, of interest and penalties accrued as of December 31, 2011 and 2010.

   For tax years prior to 2011, we filed U.S. Federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, we are no longer subject to U.S. Federal tax examinations for years through 2006. Exceptions include several refund claims for pre-2005 years. Any exposure with respect to these pre-2006 years has been sufficiently reserved for and is recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. The IRS has recently submitted a Revenue Agent Reports ("RAR") with respect to its completion of its review of the Company's U.S. income tax returns for the 2007 and 2008 tax years. The RAR has disagreement issues which have been timely protested and are currently under the jurisdiction of the IRS appeals division. We were included in a consolidated return with its former parent, GE, in 2004 before the IPO. The IRS has completed its examination of this GE consolidated return and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE are still in process.

   We believe it is reasonably possible that in 2012, as a result of our open audits and appeals, up to $101.5 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Genworth, our ultimate parent, intends to change its tax return filing elections for tax year 2011, and will file a single consolidated federal income tax return. This consolidated return will include all eligible affiliated life insurance companies, non-life insurance companies and non-insurance companies.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received (paid) for taxes was $82.5 million, $58.6 million and $(51.3) million for the years ended December 31, 2011, 2010 and 2009, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $94.7 million, $93.9 million and $72.6 for the years ended December 31, 2011, 2010 and 2009, respectively.

   For a discussion of capital contributions paid to our unconsolidated subsidiary and capital contributions received from our parent, see note 17.

   The following table details these transactions as well as other non-cash items for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                  2011 2010 2009
---------------------                                                  ---- ---- -----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution to unconsolidated subsidiary.................. $ -- $ -- $51.7
   Tax contingencies and other tax related items......................  5.1  4.5   5.8
                                                                       ---- ---- -----
   Total non-cash transactions........................................ $5.1 $4.5 $57.5
                                                                       ==== ==== =====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $186.4 million, $223.8 million and $171.7 million for the years ended December 31, 2011, 2010 and 2009, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $53.1 million, $60.0 million and $26.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $17.7 million, $16.3 million and $18.6 million to Genworth in 2011, 2010 and 2009, respectively, for investment-related services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2011, 2010 and 2009, we incurred no interest expense under this agreement. We pay interest at the cost of funds of GNA, which was 0.3%, 0.3% and 0.2%, for the years ended December 31, 2011, 2010 and 2009, respectively. GNA owed us $0.4 million and $0.5 million as of December 31, 2011 and 2010, respectively, which was included in other assets in the consolidated balance sheets. During 2011, 2010 and 2009, there were no borrowings under this agreement.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2011, we recorded $9.4 million in retained earnings related to losses from the sale of securities to affiliates. For the year ended December 31, 2010, we recorded $1.6 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the year ended December 31, 2009, we recorded $10.2 million in retained earnings related to losses associated with the sale of securities to affiliates.

   We also recorded $17.6 million in additional paid-in-capital for the year ended December 31, 2011 from a reinsurance gain related to the policies assumed from GLIC.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Non-recourse funding obligations. Based on the then-current coupon, revalued based on LIBOR and current spread assumption based on commercially available data. The model is a floating rate coupon model using the spread assumption to derive the valuation.

   Borrowings related to securitization entity. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                  2011                            2010
                                                     ------------------------------- -------------------------------
                                                      NOTIONAL   CARRYING             NOTIONAL   CARRYING
(AMOUNTS IN MILLIONS)                                  AMOUNT     AMOUNT  FAIR VALUE   AMOUNT     AMOUNT  FAIR VALUE
---------------------                                --------    -------- ---------- --------    -------- ----------
Assets:
   Commercial mortgage loans........................  $    /(1)/ $1,836.5  $1,940.0   $    /(1)/ $2,109.3  $2,122.2
   Restricted commercial mortgage loans/(2)/........       /(1)/     86.1      98.3        /(1)/    111.8     126.9
   Other invested assets............................       /(1)/     93.9      94.7        /(1)/     66.5      73.2
Liabilities:
   Non-recourse funding obligations/(3)/............       /(1)/  3,531.0   2,353.0        /(1)/  3,537.0   2,230.6
   Borrowings related to securitization entity/(2)/.       /(1)/     88.0      88.0        /(1)/    114.3     114.3
   Investment contracts.............................       /(1)/  5,115.2   5,526.9        /(1)/  5,654.6   6,058.8
Other firm commitments:
   Commitments to fund limited partnerships.........   27.7            --        --    36.4            --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 15 for additional information related to our consolidated securitization entity.
/(3)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by third-party pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received; including an understanding of the assumptions and inputs utilized to determine the appropriate fair value.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quote valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party but cannot typically obtain sufficient evidence to determine the valuation does not include significant unobservable inputs. Accordingly, we typically classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables summarize the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                                                      2011
                                                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,195.5   $--   $ 1,195.5 $     --
   Internal models...................................................       1.1    --          --      1.1
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,196.6    --     1,195.5      1.1
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,548.4    --     5,548.4       --
   Broker quotes.....................................................     103.2    --          --    103.2
   Internal models...................................................     933.0    --       204.8    728.2
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,584.6    --     5,753.2    831.4
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,363.5    --     1,363.5       --
   Broker quotes.....................................................       1.4    --          --      1.4
   Internal models...................................................     528.4    --       170.3    358.1
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   1,893.3    --     1,533.8    359.5
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,836.0    --     1,836.0       --
   Broker quotes.....................................................      10.1    --          --     10.1
   Internal models...................................................       1.2    --          --      1.2
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,847.3    --     1,836.0     11.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     755.9    --       755.9       --
   Broker quotes.....................................................      10.4    --          --     10.4
   Internal models...................................................       5.2    --          --      5.2
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     771.5    --       755.9     15.6
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................   1,286.3    --     1,286.3       --
   Broker quotes.....................................................     118.5    --          --    118.5
   Internal models...................................................       2.9    --         2.9       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,407.7    --     1,289.2    118.5
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,843.4   $--   $12,506.0 $1,337.4
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                                                     2010
                                                                      -----------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- -------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,158.6   $--   $ 1,158.6 $   --
   Internal models...................................................       1.1    --          --    1.1
                                                                      ---------   ---   --------- ------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,159.7    --     1,158.6    1.1
                                                                      ---------   ---   --------- ------
Government--non-U.S.:
   Pricing services..................................................     134.2    --       134.2     --
                                                                      ---------   ---   --------- ------
       Total government--non-U.S.....................................     134.2    --       134.2     --
                                                                      ---------   ---   --------- ------
U.S. corporate:
   Pricing services..................................................   5,174.8    --     5,174.8     --
   Broker quotes.....................................................      82.5    --          --   82.5
   Internal models...................................................   1,119.1    --       894.9  224.2
                                                                      ---------   ---   --------- ------
       Total U.S. corporate..........................................   6,376.4    --     6,069.7  306.7
                                                                      ---------   ---   --------- ------
Corporate--non-U.S.:
   Pricing services..................................................   1,336.9    --     1,336.9     --
   Broker quotes.....................................................      43.9    --          --   43.9
   Internal models...................................................     615.8    --       556.9   58.9
                                                                      ---------   ---   --------- ------
       Total corporate--non-U.S......................................   1,996.6    --     1,893.8  102.8
                                                                      ---------   ---   --------- ------
Residential mortgage-backed:
   Pricing services..................................................   1,340.6    --     1,340.6     --
   Broker quotes.....................................................      33.9    --          --   33.9
   Internal models...................................................       6.4    --          --    6.4
                                                                      ---------   ---   --------- ------
       Total residential mortgage-backed.............................   1,380.9    --     1,340.6   40.3
                                                                      ---------   ---   --------- ------
Commercial mortgage-backed:
   Pricing services..................................................     887.0    --       887.0     --
   Broker quotes.....................................................      11.4    --          --   11.4
   Internal models...................................................       8.5    --          --    8.5
                                                                      ---------   ---   --------- ------
       Total commercial mortgage-backed..............................     906.9    --       887.0   19.9
                                                                      ---------   ---   --------- ------
Other asset-backed:
   Pricing services..................................................   1,587.2    --     1,529.7   57.5
   Broker quotes.....................................................      76.8    --          --   76.8
   Internal models...................................................       4.2    --         4.2     --
                                                                      ---------   ---   --------- ------
       Total other asset-backed......................................   1,668.2    --     1,533.9  134.3
                                                                      ---------   ---   --------- ------
       Total fixed maturity securities............................... $13,622.9   $--   $13,017.8 $605.1
                                                                      =========   ===   ========= ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables summarize the primary sources considered when determining fair value of equity securities as of December 31:

                                                   2011
                                       -----------------------------
           (AMOUNTS IN MILLIONS)       TOTAL LEVEL 1 LEVEL 2 LEVEL 3
           ---------------------       ----- ------- ------- -------
           Pricing services........... $19.3  $18.3   $1.0    $  --
           Broker quotes..............   3.1     --     --      3.1
           Internal models............  36.7     --     --     36.7
                                       -----  -----   ----    -----
              Total equity securities. $59.1  $18.3   $1.0    $39.8
                                       =====  =====   ====    =====

                                                   2010
                                       -----------------------------
           (AMOUNTS IN MILLIONS)       TOTAL LEVEL 1 LEVEL 2 LEVEL 3
           ---------------------       ----- ------- ------- -------
           Pricing services........... $20.4  $19.6   $0.8    $  --
           Broker quotes..............   3.9     --     --      3.9
           Internal models............  46.5     --     --     46.5
                                       -----  -----   ----    -----
              Total equity securities. $70.8  $19.6   $0.8    $50.4
                                       =====  =====   ====    =====

   The following tables summarize the primary sources considered when determining fair value of trading securities as of December 31:

                                                    2011
                                       ------------------------------
          (AMOUNTS IN MILLIONS)        TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------        ------ ------- ------- -------
          Pricing services............ $422.2   $--   $422.2   $  --
          Broker quotes...............   32.4    --       --    32.4
                                       ------   ---   ------   -----
             Total trading securities. $454.6   $--   $422.2   $32.4
                                       ======   ===   ======   =====

                                                    2010
                                       ------------------------------
          (AMOUNTS IN MILLIONS)        TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------        ------ ------- ------- -------
          Pricing services............ $233.6   $--   $233.6   $  --
          Broker quotes...............   40.5    --       --    40.5
                                       ------   ---   ------   -----
             Total trading securities. $274.1   $--   $233.6   $40.5
                                       ======   ===   ======   =====

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Derivatives

   In determining the fair value of derivatives, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to our derivative liabilities.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates and would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Prior to the third quarter of 2010, the discount rate was based on the swap curve, which incorporated the non-performance risk of our GMWB liabilities. Beginning in 2009, the swap curve dropped below the U.S. Treasury curve at certain points on the longer end of the curve, and in 2010, the points below the U.S. Treasury curve expanded to several points beyond 10 years. For these points on the curve, we utilized the U.S. Treasury curve as our discount rate through the second quarter of 2010. Beginning in the third quarter of 2010, we revised our discount rate to reflect market credit spreads that represent an adjustment for the non-performance risk of the GMWB liabilities. The credit spreads included in our discount rate range from 60 to 85 basis points over the most relevant points on the U.S. Treasury curve. As of December 31, 2011 and 2010, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $95.0 million and $38.8 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected near-term equity market volatility with more significance being placed on projected and recent historical data.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs. We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                             2011
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,196.6 $     -- $ 1,195.5 $    1.1
          Government--non-U.S...............................     142.4       --     142.4       --
          U.S. corporate....................................   6,584.6       --   5,753.2    831.4
          Corporate--non-U.S................................   1,893.3       --   1,533.8    359.5
          Residential mortgage-backed.......................   1,847.3       --   1,836.0     11.3
          Commercial mortgage-backed........................     771.5       --     755.9     15.6
          Other asset-backed................................   1,407.7       --   1,289.2    118.5
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,843.4       --  12,506.0  1,337.4
                                                             --------- -------- --------- --------
       Equity securities....................................      59.1     18.3       1.0     39.8
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     454.6       --     422.2     32.4
          Derivative assets:
              Interest rate swaps...........................      30.5       --      25.2      5.3
              Credit default swaps..........................       0.4       --       0.4       --
              Equity index options..........................      22.6       --        --     22.6
              Equity return swaps...........................       6.6       --       6.6       --
              Limited guarantee.............................       5.9       --        --      5.9
                                                             --------- -------- --------- --------
              Total derivative assets.......................      66.0       --      32.2     33.8
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      41.3       --      41.3       --
          Derivatives counterparty collateral...............       9.9       --       9.9       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     571.8       --     505.6     66.2
                                                             --------- -------- --------- --------
   Reinsurance recoverable/(1)/.............................      13.9       --        --     13.9
   Separate account assets..................................   9,231.7  9,231.7        --       --
                                                             --------- -------- --------- --------
          Total assets...................................... $23,719.9 $9,250.0 $13,012.6 $1,457.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances/(2)/....................... $   433.6 $     -- $      -- $  433.6
   Derivative liabilities:
       Interest rate swaps..................................       8.8       --       8.8       --
       Credit default swaps.................................       0.1       --       0.1       --
       Equity return swaps..................................       2.8       --       2.8       --
                                                             --------- -------- --------- --------
       Total derivative liabilities.........................      11.7       --      11.7       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   445.3 $     -- $    11.7 $  433.6
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                              2010
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL     LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        ---------  --------- --------- -------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,159.7  $      -- $ 1,158.6 $  1.1
          Government--non-U.S...............................     134.2         --     134.2     --
          U.S. corporate....................................   6,376.4         --   6,069.7  306.7
          Corporate--non-U.S................................   1,996.6         --   1,893.8  102.8
          Residential mortgage-backed.......................   1,380.9         --   1,340.6   40.3
          Commercial mortgage-backed........................     906.9         --     887.0   19.9
          Other asset-backed................................   1,668.2         --   1,533.9  134.3
                                                             ---------  --------- --------- ------
          Total fixed maturity securities...................  13,622.9         --  13,017.8  605.1
                                                             ---------  --------- --------- ------
       Equity securities....................................      70.8       19.6       0.8   50.4
                                                             ---------  --------- --------- ------
       Other invested assets:
          Trading securities................................     274.1         --     233.6   40.5
          Derivative assets:
              Interest rate swaps...........................      67.6         --      63.0    4.6
              Credit default swaps..........................       0.9         --       0.9     --
              Equity index options..........................      30.9         --        --   30.9
              Limited guarantee.............................      23.0         --        --   23.0
                                                             ---------  --------- --------- ------
              Total derivative assets.......................     122.4         --      63.9   58.5
                                                             ---------  --------- --------- ------
          Securities lending collateral.....................     119.2         --     119.2     --
          Derivatives counterparty collateral...............       7.4         --       7.4     --
                                                             ---------  --------- --------- ------
          Total other invested assets.......................     523.1         --     424.1   99.0
                                                             ---------  --------- --------- ------
   Reinsurance recoverable/(1)/.............................      (4.1)        --        --   (4.1)
   Separate account assets..................................  10,659.2   10,659.2        --     --
                                                             ---------  --------- --------- ------
          Total assets...................................... $24,871.9  $10,678.8 $13,442.7 $750.4
                                                             =========  ========= ========= ======
Liabilities
   Policyholder account balances/(2)/....................... $   107.8  $      -- $      -- $107.8
   Derivative liabilities:
       Interest rate swaps..................................      17.3         --      17.3     --
       Equity index options.................................       2.6         --        --    2.6
       Equity return swaps..................................       3.1         --       3.1     --
                                                             ---------  --------- --------- ------
       Total derivative liabilities.........................      23.0         --      20.4    2.6
                                                             ---------  --------- --------- ------
          Total liabilities................................. $   130.8  $      -- $    20.4 $110.4
                                                             =========  ========= ========= ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers into and out of Level 3, or between other levels, at the beginning fair value for the reporting period in which the changes occur. Our assessment of whether or not there were significant

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   -------------------
                                  AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)              2011      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $  1.1     $   --     $ 0.1    $   --   $    --    $ --      $  (0.1)   $   --   $  --
   U.S. corporate/(1)/.........    306.7       (8.6)     22.5      75.3     (17.0)     --        (30.5)    489.2    (6.2)
   Corporate--non-U.S./(1)/....    102.8      (11.0)     (7.4)     70.2     (53.0)     --        (21.4)    279.3      --
   Residential mortgage-
    backed.....................     40.3       (0.7)     (3.8)       --     (14.3)     --        (10.2)       --      --
   Commercial mortgage-
    backed.....................     19.9       (2.4)      1.4        --        --      --         (3.3)       --      --
   Other asset-backed..........    134.3         --       1.0       5.0      (7.5)     --        (14.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total fixed maturity
    securities.................    605.1      (22.7)     13.8     150.5     (91.8)     --        (79.8)    768.5    (6.2)
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Equity securities..............     50.4        1.3       0.3        --      (9.9)     --         (2.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Other invested assets:
   Trading securities..........     40.5        0.4        --        --        --      --         (8.5)       --      --
   Derivative assets:
      Interest rate swaps......      4.6         --        --       0.7        --      --           --        --      --
      Equity index
       options.................     30.9        1.3        --      26.3        --      --        (35.9)       --      --
      Limited guarantee........     23.0      (17.1)       --        --        --      --           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
      Total derivative
       assets..................     58.5      (15.8)       --      27.0        --      --        (35.9)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total other invested
    assets.....................     99.0      (15.4)       --      27.0        --      --        (44.4)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Reinsurance recoverable/(2)/...     (4.1)      15.6        --        --        --     2.4           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Total Level 3 assets...........   $750.4     $(21.2)    $14.1    $177.5   $(101.7)   $2.4      $(126.5)   $768.5   $(6.2)
                                  ======     ======     =====    ======   =======    ====      =======    ======   =====

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2011      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $    1.1      $   --
   U.S. corporate/(1)/.........      831.4        (8.6)
   Corporate--non-U.S./(1)/....      359.5         0.8
   Residential mortgage-
    backed.....................       11.3          --
   Commercial mortgage-
    backed.....................       15.6        (2.4)
   Other asset-backed..........      118.5          --
                                  --------      ------
   Total fixed maturity
    securities.................    1,337.4       (10.2)
                                  --------      ------
Equity securities..............       39.8          --
                                  --------      ------
Other invested assets:
   Trading securities..........       32.4         0.4
   Derivative assets:
      Interest rate swaps......        5.3          --
      Equity index
       options.................       22.6         1.3
      Limited guarantee........        5.9       (17.1)
                                  --------      ------
      Total derivative
       assets..................       33.8       (15.8)
                                  --------      ------
   Total other invested
    assets.....................       66.2       (15.4)
                                  --------      ------
Reinsurance recoverable/(2)/...       13.9        15.6
                                  --------      ------
Total Level 3 assets...........   $1,457.3      $(10.0)
                                  ========      ======

--------
/(1)/The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                                                   TOTAL GAINS
                                             TOTAL REALIZED AND                                                      (LOSSES)
                                              UNREALIZED GAINS    PURCHASES,                                       INCLUDED IN
                                 BEGINNING        (LOSSES)          SALES,                               ENDING     NET INCOME
                                  BALANCE   -------------------   ISSUANCES                             BALANCE       (LOSS)
                                   AS OF    INCLUDED IN              AND                    TRANSFER     AS OF     ATTRIBUTABLE
                                 JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,   TRANSFER     OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2010      (LOSS)     IN OCI      NET      INTO LEVEL 3  LEVEL 3       2010      STILL HELD
---------------------            ---------- ----------- -------- ------------ ------------ ---------  ------------ ------------
Fixed maturity securities
   U.S. government, agencies
     and government-
     sponsored enterprises......  $   10.2    $   --     $  --     $    --       $   --    $    (9.1)    $  1.1       $   --
   U.S. corporate/(1)/..........     309.1       1.2       4.1        20.4        137.5       (165.6)     306.7          1.2
   Corporate--non-U.S./(1)/.....     188.6      (0.7)      2.7       (32.2)        59.4       (115.0)     102.8         (6.2)
   Residential mortgage-
     backed/(2)/................     649.6        --       2.0         2.2          4.4       (617.9)      40.3           --
   Commercial mortgage-
     backed/(2)/................     775.9      (7.4)     27.3       (82.8)       118.3       (811.4)      19.9         (0.1)
   Other asset-backed/(2)/......     816.6       5.0       9.7      (386.0)        64.2       (375.2)     134.3           --
                                  --------    ------     -----     -------       ------    ---------     ------       ------
   Total fixed maturity
     securities.................   2,750.0      (1.9)     45.8      (478.4)       383.8     (2,094.2)     605.1         (5.1)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Equity securities...............       5.1        --      (1.2)       (5.6)        52.1           --       50.4           --
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Other invested assets:
   Trading securities...........      21.5      (3.1)       --       (25.8)       135.0        (87.1)      40.5         (3.2)
   Restricted other invested
     assets.....................      26.5        --        --       (26.5)          --           --         --           --
   Derivative assets:
       Interest rate swaps......       2.4       2.2        --          --           --           --        4.6          2.2
       Equity index options.....      32.2     (66.4)       --        65.1           --           --       30.9        (66.4)
       Limited guarantee........      29.9      (6.9)       --          --           --           --       23.0         (6.9)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
       Total derivative
         assets.................      64.5     (71.1)       --        65.1           --           --       58.5        (71.1)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
   Total other invested
     assets.....................     112.5     (74.2)       --        12.8        135.0        (87.1)      99.0        (74.3)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Reinsurance recoverable/(3)/....      (3.7)     (2.6)       --         2.2           --           --       (4.1)        (2.6)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Total Level 3 assets............  $2,863.9    $(78.7)    $44.6     $(469.0)      $570.9    $(2,181.3)    $750.4       $(82.0)
                                  ========    ======     =====     =======       ======    =========     ======       ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
/(3)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                          BEGINNING         LOSSES                                                                    ENDING
                           BALANCE   ---------------------                                                           BALANCE
                            AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                          JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)        2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------     ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances/(1)/...........   $107.8      $292.7      $--       $--     $--    $33.1      $  --      $--      $--       $433.6
Derivative liabilities:
    Equity index
     options.............      2.6          --       --        --      --       --       (2.6)      --       --           --
                            ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
    Total derivative
     liabilities.........      2.6          --       --        --      --       --       (2.6)      --       --           --
                            ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3
 liabilities.............   $110.4      $292.7      $--       $--     $--    $33.1      $(2.6)     $--      $--       $433.6
                            ======      ======      ===       ===     ===    =====      =====      ===      ===       ======

                          TOTAL (GAINS)
                              LOSSES
                           INCLUDED IN
                           NET (INCOME)
                               LOSS
                           ATTRIBUTABLE
                          TO LIABILITIES
(AMOUNTS IN MILLIONS)       STILL HELD
---------------------     --------------
Policyholder account
 balances/(1)/...........     $297.2
Derivative liabilities:
    Equity index
     options.............         --
                              ------
    Total derivative
     liabilities.........         --
                              ------
Total Level 3
 liabilities.............     $297.2
                              ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                                                         TOTAL (GAINS)
                                        TOTAL REALIZED AND                                                   LOSSES
                                        UNREALIZED (GAINS)    PURCHASES                                   INCLUDED IN
                            BEGINNING         LOSSES            SALES,                         ENDING     NET (INCOME)
                             BALANCE   ---------------------  ISSUANCES                       BALANCE         LOSS
                              AS OF    INCLUDED IN               AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                            JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)          2010        LOSS      IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------       ---------- ------------ -------- ------------ -------- -------- ------------ --------------
Policyholder account
  balances/(1)/............   $156.6      $(80.4)     $--       $31.6       $--      $--       $107.8        $(77.7)
Derivative liabilities:
   Interest rate swaps.....      0.9        (0.9)      --          --        --       --           --          (0.9)
   Equity index options....      2.4         2.7       --        (2.5)       --       --          2.6           2.7
                              ------      ------      ---       -----       ---      ---       ------        ------
   Total derivative
     liabilities...........      3.3         1.8       --        (2.5)       --       --          2.6           1.8
                              ------      ------      ---       -----       ---      ---       ------        ------
Total Level 3 liabilities..   $159.9      $(78.6)     $--       $29.1       $--      $--       $110.4        $(75.9)
                              ======      ======      ===       =====       ===      ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses), and accretion on certain fixed maturity securities which was recorded in net investment income.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes asset securitization transactions.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                 2011   2010
---------------------                                                ------ ------
Receivables secured by:
   Other assets..................................................... $ 60.4 $ 66.7
                                                                     ------ ------
       Total securitized assets not required to be consolidated.....   60.4   66.7
                                                                     ------ ------
       Total securitized assets required to be consolidated.........   87.5  113.4
                                                                     ------ ------
       Total securitized assets..................................... $147.9 $180.1
                                                                     ====== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. During 2010, one of the securitization entities that was covered under a credit support agreement was terminated upon final payments made by the structure. Therefore, as of December 31, 2011 and 2010, Genworth provided limited recourse for a maximum of $40.2 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated with assets of $90.6 million and $114.7 million, respectively, as of December 31, 2011 and 2010. There were no amounts recorded for these limited recourse liabilities as of December 31, 2011 and 2010. In 2011 and 2010, no amounts were paid associated with these arrangements.

   (b) Securitization Entities Not Required To Be Consolidated

   We are involved in certain securitization entities where we are not required to consolidate the securitization entity.

   Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities' design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

   Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   There has been no new asset securitization activity in 2011 or 2010.

   (c) Securitization Entity Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate one asset securitization entity. Our involvement with this securitization entity is described in more detail below. Prior to being required to consolidate this entity, our interest in this entity was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Asset securitizations. We were required to consolidate one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was required to be consolidated is backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represents the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which is held by a third-party. We own the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. Additionally, Genworth provides limited recourse for a maximum of $40.2 million credit losses. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the years ended December 31:

                (AMOUNTS IN MILLIONS)               2011   2010
                ---------------------               ----- -----
                Revenues:
                Net investment income.............. $10.4 $10.1
                Net investment gains (losses)......   0.2  (0.3)
                                                    ----- -----
                   Total revenues..................  10.6   9.8
                                                    ----- -----
                Expenses:
                Interest expense...................   6.2   7.5
                Acquisition and operating expenses.   0.6   0.9
                                                    ----- -----
                   Total expenses..................   6.8   8.4
                                                    ----- -----
                Income before income taxes.........   3.8   1.4
                Provision for income taxes.........   1.3   0.5
                                                    ----- -----
                Net income......................... $ 2.5 $ 0.9
                                                    ===== =====

   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of December 31:

         (AMOUNTS IN MILLIONS)                            2011   2010
         ---------------------                            ----- ------
         Assets
            Investments:
                Restricted commercial mortgage loans..... $86.1 $111.8
                Restricted other invested assets.........   1.4    1.6
                                                          ----- ------
                   Total investments.....................  87.5  113.4
            Cash and cash equivalents....................   2.5    0.5
            Accrued investment income....................   0.6    0.7
            Investment receivable........................    --    0.1
                                                          ----- ------
                Total assets............................. $90.6 $114.7
                                                          ===== ======
         Liabilities
            Other liabilities............................   2.8    0.7
            Deferred tax liability.......................   1.8     --
            Borrowings related to securitization entity..  88.0  114.3
                                                          ----- ------
                Total liabilities........................ $92.6 $115.0
                                                          ===== ======

   The assets and other instruments held by the securitization entity are restricted and can only be used to fulfill the obligations of the securitization entity.

   (d) Borrowings Related To Consolidated Securitization Entity

   Our consolidated securitization entity has a 6.0175% senior note maturing in 2023 with an aggregate principal amount and carrying value of $88.0 million and $114.3 million as of December 31, 2011 and 2010, respectively. This borrowing is required to be paid down as principal is collected on the restricted investments

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

held by the securitization entity and accordingly the repayment of this borrowing follows the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2011, we are able to distribute $184.3 million in dividends in 2012 without obtaining regulatory approval. Based on statutory results as of December 31, 2011, we estimate our insurance subsidiaries could pay dividends of approximately $5.0 million to us in 2012 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2012 at this level as they retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $11.8 million during 2011 (none of which were deemed "extraordinary"). Our life insurance subsidiaries paid dividends of $46.8 million ($20.0 million of which were deemed "extraordinary") during 2010. The dividends in 2010 included $10.0 million in cash and $36.8 million of securities. No dividends were received from our subsidiaries in 2009.

   There were no common stock dividends declared in 2011. In 2010, we declared a non-cash deemed dividend of $29.7 million in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized during the year. There were no common stock dividends declared or paid in 2009.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities. Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII and River Lake
VIII. River Lake VII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP. River Lake VIII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2011     2010     2009
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ (86.4) $  57.8  $ 260.5
Captive life insurance subsidiaries...............................  (145.9)  (131.9)  (154.2)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(232.3) $ (74.1) $ 106.3
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2011      2010
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,878.6  $1,807.7

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,517.7 million and $1,573.5 million as of December 31, 2011 and 2010, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII and River Lake VIII, include surplus notes (non-recourse funding obligations) as further described in note 10.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million, of which, $51.7 million consisted of securities.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2011 and 2010, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels.

   The methodology for establishing the statutory reserves on our life insurance business subject to the requirements of Regulation XXX and AXXX is currently being reviewed by the Life Actuarial Task Force of the NAIC. The NAIC has also organized a working group to address issues relating to reserving requirements under Actuarial Guideline 38 for universal life insurance products with secondary guarantees. Any new interpretation of, or future revisions to, such reserving requirements could result in changes to regulatory capital requirements, including increases to such requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


(18) SEGMENT INFORMATION

   In 2011, we changed our business segments to better align our businesses. Under the new structure, we operate through two business segments: U.S. Life Insurance and Runoff. The U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities for the retirement market. The Runoff segment primarily includes variable annuity, variable life insurance, group variable annuity and other products. Corporate and Other activities include other corporate income and expenses not allocated to the segments. The following discussion reflects our reorganized segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   782.2  $    55.6   $   --    $   837.8
Net investment income.......................................     680.1       35.5     10.0        725.6
Net investment gains (losses)...............................     (66.9)    (113.1)    (2.0)      (182.0)
Policy fees and other income................................     572.1      184.0       --        756.1
                                                             ---------  ---------   ------    ---------
   Total revenues...........................................   1,967.5      162.0      8.0      2,137.5
                                                             ---------  ---------   ------    ---------
Benefits and other changes in policy reserves...............   1,107.3       76.5       --      1,183.8
Interest credited...........................................     276.7       23.0       --        299.7
Acquisition and operating expenses, net of deferrals........     160.9       83.1      2.2        246.2
Amortization of deferred acquisition costs and intangibles..     149.4       52.6      4.2        206.2
Interest expense............................................     105.5         --      6.2        111.7
                                                             ---------  ---------   ------    ---------
   Total benefits and expenses..............................   1,799.8      235.2     12.6      2,047.6
                                                             ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................     167.7      (73.2)    (4.6)        89.9
Provision (benefit) for income taxes........................      58.9      (41.9)    (1.6)        15.4
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................     108.8      (31.3)    (3.0)        74.5
Equity in net loss of unconsolidated subsidiary.............        --         --     (5.2)        (5.2)
                                                             ---------  ---------   ------    ---------
Net income (loss)........................................... $   108.8  $   (31.3)  $ (8.2)   $    69.3
                                                             =========  =========   ======    =========
Total assets................................................ $27,097.6  $12,156.6   $938.9    $40,193.1
                                                             =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2010:

                                                               U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  ---------  --------- ------------
Premiums...................................................... $   839.3  $    72.4   $   --    $   911.7
Net investment income.........................................     642.4       59.3     15.9        717.6
Net investment gains (losses).................................     (88.7)     (11.8)   (11.2)      (111.7)
Policy fees and other income..................................     399.0      171.9       --        570.9
                                                               ---------  ---------   ------    ---------
   Total revenues.............................................   1,792.0      291.8      4.7      2,088.5
                                                               ---------  ---------   ------    ---------
Benefits and other changes in policy reserves.................   1,077.1       80.0       --      1,157.1
Interest credited.............................................     267.9       35.5       --        303.4
Acquisition and operating expenses, net of deferrals..........     177.4       81.6      4.9        263.9
Amortization of deferred acquisition costs and intangibles....     156.5       58.8      1.8        217.1
Interest expense..............................................     101.4         --      7.5        108.9
                                                               ---------  ---------   ------    ---------
   Total benefits and expenses................................   1,780.3      255.9     14.2      2,050.4
                                                               ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................      11.7       35.9     (9.5)        38.1
Provision (benefit) for income taxes..........................      (2.1)      (2.0)   (31.9)       (36.0)
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................      13.8       37.9     22.4         74.1
Equity in net income of unconsolidated subsidiary.............        --         --     20.0         20.0
                                                               ---------  ---------   ------    ---------
Net income (loss)............................................. $    13.8  $    37.9   $ 42.4    $    94.1
                                                               =========  =========   ======    =========
Total assets.................................................. $26,311.8  $14,247.3   $821.8    $41,380.9
                                                               =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2009:

                                                               U.S. LIFE         CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  907.8  $ 74.6   $   --     $  982.4
Net investment income.........................................    558.2    94.7     (8.2)       644.7
Net investment gains (losses).................................   (304.6)   (4.5)    (6.8)      (315.9)
Policy fees and other income..................................    365.5   233.7       --        599.2
                                                               --------  ------   ------     --------
   Total revenues.............................................  1,526.9   398.5    (15.0)     1,910.4
                                                               --------  ------   ------     --------
Benefits and other changes in policy reserves.................    952.2    80.4      0.1      1,032.7
Interest credited.............................................    278.5    61.2       --        339.7
Acquisition and operating expenses, net of deferrals..........    162.5    76.0      8.5        247.0
Amortization of deferred acquisition costs and intangibles....    109.3   131.7       --        241.0
Interest expense..............................................     92.5      --     (0.8)        91.7
                                                               --------  ------   ------     --------
   Total benefits and expenses................................  1,595.0   349.3      7.8      1,952.1
                                                               --------  ------   ------     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (68.1)   49.2    (22.8)       (41.7)
Provision (benefit) for income taxes..........................    (29.5)    6.0    (12.5)       (36.0)
                                                               --------  ------   ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (38.6)   43.2    (10.3)        (5.7)
Equity in net income of unconsolidated subsidiary.............       --      --      4.4          4.4
                                                               --------  ------   ------     --------
Net income (loss)............................................. $  (38.6) $ 43.2   $ (5.9)    $   (1.3)
                                                               ========  ======   ======     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2011, we were committed to fund $27.7 million in limited partnership investments.

   On February 14, 2011, Genworth issued a $100.0 million letter of credit under its credit facilities for the benefit of Brookfield to support the reinsurance of statutory reserves assumed from us. This letter of credit replaced another letter of credit for the same amount which matured in February 2011 and was provided by a third-party bank.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   On April 28, 2010, GLAIC entered into a reinsurance treaty with River Lake VIII, a subsidiary of GLAIC, effective April 1, 2010 (the "Reinsurance Treaty II"). In conjunction with the Reinsurance Treaty II, on April 28, 2010, River Lake VIII delivered to GLAIC a $525.0 million conditional letter of credit issued by a third-party bank.

   On April 7, 2009, GLAIC entered into a reinsurance treaty with River Lake VII, a subsidiary of GLAIC, effective January 1, 2009 (the "Reinsurance Treaty I"). In conjunction with the Reinsurance Treaty I, on April 7, 2009, River Lake VII delivered to GLAIC a $580.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $268.9 million as of December 31, 2011.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2011 and 2010, the carrying value of our investment in GLICNY was $508.2 million and $418.1 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                         YEARS ENDED DECEMBER 31,
                                         ------------------------
                  (AMOUNTS IN MILLIONS)   2011     2010    2009
                  ---------------------  ------   ------  ------
                  Net investment income. $329.4   $316.6  $298.4
                  Total revenues........ $491.2   $524.3  $411.1
                  Net income (loss)..... $(15.0)  $ 57.9  $ 12.8

                                            AS OF DECEMBER 31,
                                            -------------------
                (AMOUNTS IN MILLIONS)         2011      2010
                ---------------------       --------- ---------
                Total assets............... $11,003.1 $10,156.3
                Total liabilities.......... $ 9,530.0 $ 8,945.0
                Total stockholders' equity. $ 1,473.1 $ 1,211.3

   On January 1, 2012, GLICNY will implement a change in accounting principle to floor its liability for future policy benefits on each level premium term life insurance policy at zero. GLICNY will implement this change in accounting retrospectively, which will reduce its retained earnings and stockholders' equity by approximately $14.0 million as of January 1, 2012, and will reduce net income (loss) by approximately $1.5 million, $1.1 million and $3.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. As a result, our investment in GLICNY will be impacted to the extent of our ownership interest of 34.5%.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. GLICNY will adopt this new guidance retrospectively, which will reduce its retained earnings and stockholders' equity by $81.3 million as of January 1, 2012, and will increase net loss by $5.1 million for the year ended
December 31, 2011 and will increase net income by $6.0 million for the year ended December 31, 2010. For the year ended December 31, 2009 the new guidance will reduce net income by $0.4 million. As a result, our investment in GLICNY will be impacted to the extent of our ownership interest of 34.5%.

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)        Resolution of Board of Directors of The Life Insurance Company of
               Virginia authorizing the Establishment of Life of Virginia Separate
               Account 4. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (1)(a)(i)     Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
               & Annuity Separate Account 4. Previously filed on July 17, 1998 with
               Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (1)(b)        Resolution of the Board of Directors of GE Life and Annuity Assurance
               Company authorizing the change in name of GE Life and Annuity
               Assurance Company to Genworth Life and Annuity Insurance Company.
               Previously filed on January 3, 2006 with Post-Effective Amendment
               No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-31172.

 (1)(b)(i)     Resolution of the Board of Directors of GE Life and Annuity Assurance
               Company authorizing the change in name GE Life & Annuity Separate
               Account 4 to Genworth Life & Annuity VA Separate Account 1.
               Previously filed on January 3, 2006 with Post-Effective Amendment
               No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-31172.

 (2)           Not Applicable.

 (3)(a)        Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on December 12,
               2001 with Pre-Effective Amendment No. 1 to Form S-1 for GE Life and
               Annuity Assurance Company, Registration No. 333-69786.

    (b)        Dealer Sales Agreement. Previously filed on December 12, 2001 with
               Pre-Effective Amendment No. 1 to Form S-1 for GE Life and Annuity
               Assurance Company, Registration No. 333-69786.

 (4)(a)        Contract Form P1154 4/00. Previously filed on September 2, 2000 with
               Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-31172.

    (b)        Endorsements to Contract.

    (b)(i)     Terminal Illness Nursing Home Endorsement P5122 10/98. Previously
               filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

    (b)(ii)    IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334

    (b)(ii)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.


    (b)(iii)    Roth IRA P5100 6/99. Previously filed on May 1, 1998 with
                Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 033-76334

    (b)(iii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
                2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth
                Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)(iv)     Optional Death Benefit Rider P5135 4/00. Previously filed on December
                18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-62695.

    (b)(v)      Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on
                September 1, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
                Life & Annuity Separate Account 4, Registration No. 333-31172.

    (b)(vi)     Optional Death Benefit Rider P5152 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(vii)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(viii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(ix)     Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)      Death Provisions Endorsement P5221 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xi)     Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xii)    Rollup Death Benefit Rider P5223 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xiii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
                Previously filed on February 18, 2003 with Post-Effective Amendment
                No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
                Registration No. 333-31172.

 (4)(b)(xiv)    Joint Owner Endorsement P5227 1/03. Previously filed on February 18,
                2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)     Annuity Cross Funded Endorsement P5228 1/03. Previously filed on
                February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvi)    Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.


 (4)(b)(xvii)     GE Life and Annuity Assurance Company Guarantee Account Rider.
                  Previously filed on August 19, 2003 with Post-Effective Amendment No.
                  10 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                  No. 333-31172.

 (4)(b)(xviii)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
                  Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xviii)(a) Guaranteed Income Rider. Previously filed on April 27, 2005 with
                  Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xix)      Payment Protection Rider. Previously filed on February 23, 2004 with
                  Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-47732.

 (4)(b)(xix)(a)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with Post
                  Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA
                  Separate Account 1, Registration No. 333-31172.

 (4)(b)(xx)       Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
                  February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xxi)      Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xxii)     Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 26, 2005 with Post-Effective Amendment No. 22 to Form
                  N-4 for GE Life & Annuity Separate Account, Registration No.
                  333-31172.

 (4)(b)(xxii)(a)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post Effective Amendment No. 28 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(b)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (4)(b)(xxii)(c)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on November 27, 2007 with Post-Effective Amendment No. 33 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(d)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-47732.

 (5)(a)           Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)           By-Laws of Genworth Life and Annuity Insurance Company. Previously
                  filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.


 (7)        Reinsurance Agreement. Previously filed on April 30, 2004 with Post
            Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 333-62695.

 (7)(a)     Reinsurance Agreement. Previously filed on April 26, 2010 with
            Post-Effective Amendment No. 40 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

 (8)(a)(i)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life and Annuity Insurance Company.
            Previously filed on April 25, 2008 with Post-Effective Amendment
            No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
            Form N-4 for GE Life & Annuity Separate Account, Registration
            No. 033-76334.

    (b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and The Life Insurance Company of
            Virginia. Previously filed on June 2, 2000 with Pre-Effective
            Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-31172.

    (c)     [Reserved.]

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (e)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Federated Insurance Series. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (f)     [Reserved.]

    (g)     Participation Agreement between GE Investments Funds, Inc. and
            Genworth Life and Annuity Insurance Company. Previously filed on
            September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
            333-31172.

    (h)     Participation Agreement between AIM Variable Insurance Series and GE
            Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (h)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AIM Variable Insurance Funds.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (i)     Participation Agreement between Alliance Variable Products Series
            Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-31172.

    (i)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AllianceBernstein Variable Products
            Series Fund, Inc. Previously filed on April 23, 2007 with
            Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.


    (j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Dreyfus. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (n)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (o)    [Reserved.]

    (p)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(32) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (q)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (r)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (r)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.


    (s)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and The Prudential Series Fund. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (t)     Participation Agreement between Van Kampen Life Investment Trust and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (u)     [Reserved.]

    (v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
            November 1, 2004 with Post-Effective Amendment No. 18 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (w)     Participation Agreement among Scudder Variable Series II, Scudder
            Distributors, Inc., Deutsche Investment Management Americas Inc. and
            GE Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (w)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and DWS Variable Series II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (x)     Participation Agreement between American Century Investment Services,
            Inc. and GE Life and Annuity Assurance Company regarding American
            Century Variable Portfolios, Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (y)     Form of Participation Agreement between American Century Investment
            Services, Inc. and GE Life and Annuity Assurance Company regarding
            American Century Variable Portfolios II, Inc. Previously filed on
            April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (z)     Participation Agreement between JPMorgan Insurance Trust and Genworth
            Life and Annuity Insurance Company. Previously filed on September 1,
            2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(i)  Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed with Post-Effective Amendment 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(ii) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (aa)    Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (aa)(i) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.


    (bb) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and Legg Mason Partners Variable Equity Trust.
         Previously filed on April 23, 2007 with Post-Effective Amendment
         No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
         Registration No. 333-31172.

    (cc) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and Lord Abbett Series Fund, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
         No. 333-31172.

    (dd) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and The Universal Institutional Funds, Inc.
         Previously filed on April 23, 2007 with Post-Effective Amendment
         No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
         Registration No. 333-31172.

    (ee) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company, Genworth Variable Insurance Trust and Genworth
         Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 38 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

    (ff) Fund Participation Agreement between Wells Fargo Variable Trust and
         Genworth Life and Annuity Insurance Company. Previously filed on
         April 27, 2011 with Post-Effective Amendment No. 43 to Form N-4 for
         Genworth Life & Annuity VA Separate Account 1, Registration No.
         333-31172.

    (gg) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 43 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)     Not Applicable.

(12)     Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with Post-Effective Amendment 4 to Form N-4 for GE
         Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)     Power of Attorney. Previously filed on April 27, 2011 with
         Post-Effective Amendment No. 43 and on October 14, 2011 with
         Post-Effective Amendment No. 44 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Thomas M. Stinson       Director, Chairman of the Board, President and Chief
                        Executive Officer
Paul A. Haley           Director, Senior Vice President and Chief Actuary
Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan      Director
John G. Apostle, II(1)  Senior Vice President and Chief Compliance Officer
Thomas E. Duffy         Senior Vice President, General Counsel and Secretary
Amy R. Corbin           Director, Senior Vice President and Chief Financial Officer
James H. Reinhart       Senior Vice President
Patrick B. Kelleher     Senior Vice President
Jac J. Amerell          Vice President and Controller
Gary T. Prizzia(1)      Treasurer


The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]

ITEM 27.  NUMBER OF CONTRACTOWNERS


   There were 16,665 owners of Qualified Contracts and 17,543 owners of Non-Qualified Contracts as of March 10, 2012.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.


   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)


         NAME                 ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
         ----                  -------          --------------------------------------
Scott R. Reeks......... 6620 W. Broad St.     President and Chief Executive Officer
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.     Director and Vice President
                        Richmond, VA 23230
Elizabeth M. O'Brien... 6610 W. Broad St.     Director
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.     Director
                        Richmond, VA 23230
Martin P. Klein........ 6610 W. Broad St.     Senior Vice President
                        Richmond, VA 23230
Scott E. Wolfe......... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                        Richmond, VA 23230    Officer
Vidal J. Tornes........ 6620 W. Broad St.     Vice President and Secretary
                        Richmond, VA 23230
Jac J. Amerell......... 6610 W. Broad St.     Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street  Treasurer
                        Richmond, VA 23230
Linda C. Bagnell....... 6610 W. Broad St.     Financial & Operations Principal
                        Richmond, VA 23230


   (c)

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     11%     $49.5 million


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April, 2012.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:            /S/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


              NAME                        TITLE                   DATE
              ----                        -----                   ----

    /s/  THOMAS M. STINSON*   Director, Chairman of the      April 26, 2012
    -------------------------   Board, President and Chief
       THOMAS M. STINSON        Executive Officer

    /s/  RONALD P. JOELSON*   Director, Senior Vice          April 26, 2012
    -------------------------   President and Chief
       RONALD P. JOELSON        Investment Officer

       /s/  PAUL A. HALEY     Director, Senior Vice          April 26, 2012
    -------------------------   President and Chief Actuary
         PAUL A. HALEY

    /S/  GREGORY S. KARAWAN*  Director                       April 26, 2012
    -------------------------
       GREGORY S. KARAWAN

      /S/  AMY R. CORBIN*     Director, Senior Vice          April 26, 2012
    -------------------------   President and Chief
         AMY R. CORBIN          Financial Officer

      /S/  JAC J. AMERELL*    Vice President and Controller  April 26, 2012
    -------------------------
         JAC J. AMERELL



*By:  /s/  PAUL A. HALEY   , pursuant to Power of Attorney    April 26, 2012
      -------------------    executed on April 1, 2011 and
         PAUL A. HALEY       October 11, 2011